UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity Flex® 500 Index Fund Fidelity Flex® 500 Index Fund : FDFIX

This annual shareholder report contains information about Fidelity Flex® 500 Index Fund for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® 500 Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, information technology gained roughly 18% and contributed most to the fund's performance for the fiscal year. Financials, which gained roughly 31%, also helped, as did communication services, which advanced 29%, lifted by the media & entertainment industry (+27%). The consumer discretionary sector rose about 17%, while industrials gained roughly 14% and consumer staples advanced 19%. Other contributors included the utilities (+32%), health care (+5%), real estate (+14%), energy (+9%) and materials (+3%) sectors.
•Turning to individual stocks, the biggest contributor was Nvidia (+58%), from the semiconductors & semiconductor equipment industry. Apple (+34%), from the technology hardware & equipment category, lifted the fund. In media & entertainment, Meta Platforms (+37%) and Alphabet (+23%) boosted the fund. Lastly, Amazon.com (+20%), a stock in the consumer discretionary distribution & retail industry, also contributed.
•Conversely, the biggest detractor was Advanced Micro Devices (-48%), from the semiconductors & semiconductor equipment group. From the same category, Intel (-44%) hindered the fund. In software & services, Microsoft (-3%) and Adobe (-22%) hindered the fund. Lastly, in pharmaceuticals, biotechnology & life sciences, Merck returned about -25% and also hindered the fund.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
March 9, 2017 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Flex® 500 Index Fund	18.39%	16.85%	14.20%
S&P 500® Index	18.41%	16.85%	14.20%
A   From March 9, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$5,781,488,641
Number of Holdings	507
Total Advisory Fee	$0
Portfolio Turnover	2%
What did the Fund invest in?
(as of February 28, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	30.5
Financials	14.4
Health Care	10.7
Consumer Discretionary	10.4
Communication Services	9.4
Industrials	8.3
Consumer Staples	5.8
Energy	3.3
Utilities	2.4
Real Estate	2.2
Materials	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.4
Ireland - 0.4
China - 0.1
Switzerland - 0.1
Bailiwick Of Jersey - 0.0

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	7.2
NVIDIA Corp	6.1
Microsoft Corp	5.9
Amazon.com Inc	3.9
Meta Platforms Inc Class A	2.9
Alphabet Inc Class A	2.0
Berkshire Hathaway Inc Class B	1.9
Broadcom Inc	1.8
Alphabet Inc Class C	1.6
Tesla Inc	1.6
34.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912774.100    2926-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® International Index Fund Fidelity® International Index Fund : FSPSX

This annual shareholder report contains information about Fidelity® International Index Fund for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Index Fund	$ 4	0.04%
What affected the Fund's performance this period?

•International stocks gained for the 12 months ending February 28, 2025, as resilient global economic growth, slowing inflation, global monetary easing and anticipated earnings growth in 2025 provided support for foreign stocks. However, international stocks also faced challenges, including decelerating earnings growth and a steep sell-off following the U.S. presidential election in November, due partly to potential U.S. tariff and other policy changes alongside a broadly stronger U.S. dollar.
•Against this backdrop, Europe ex U.K. gained 9% and contributed most to the fund's performance for the fiscal year, followed by the U.K. (+20%).
•By sector, financials gained 33% and contributed most. Industrials stocks also helped (+11%), benefiting from the capital goods industry (+12%). Communication services rose approximately 21%, health care gained about 3%, and utilities advanced roughly 10%. Other contributors included the consumer staples (+1%), real estate (+3%) and energy (+1%) sectors.
•In contrast, from a sector standpoint, information technology returned roughly -5% and detracted most. This group was hampered by the semiconductors & semiconductor equipment industry (-24%). Consumer discretionary (-2%), hampered by the automobiles & components industry (-18%), and materials (-3%) also hurt.
•Turning to individual stocks, the biggest contributor was SAP (+49%), from the software & services industry. In banks, HSBC gained 67% and helped. Roche (+31%), from the pharmaceuticals, biotechnology & life sciences group, contributed. In consumer durables & apparel, Sony Group (+45%) contributed. Lastly, in telecommunication services, Deutsche Telekom gained 57% and also lifted the fund.
•Conversely, the biggest detractor was ASML (-25%), from the semiconductors & semiconductor equipment group. From the same group, Tokyo Electron returned approximately -39% and hurt. Novo Nordisk, within the pharmaceuticals, biotechnology & life sciences industry, returned -24% and hindered the fund. Toyota Motor, within the automobiles & components category, returned roughly -24% and hindered the fund. Lastly, LVMH Moet Hennessy Louis Vuitton (-19%), a stock in the consumer durables & apparel group, also hurt the fund's performance.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® International Index Fund	9.47%	8.79%	5.50%
MSCI EAFE Index	9.03%	8.93%	5.49%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$55,947,034,979
Number of Holdings	709
Total Advisory Fee	$18,030,091
Portfolio Turnover	4%
What did the Fund invest in?
(as of February 28, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	23.0
Industrials	17.3
Health Care	12.4
Consumer Discretionary	10.8
Information Technology	8.5
Consumer Staples	7.6
Materials	5.3
Communication Services	4.9
Energy	3.3
Utilities	2.9
Real Estate	1.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Preferred Stocks - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 21.5
United States - 12.7
United Kingdom - 11.2
Germany - 9.5
France - 9.4
Australia - 6.7
Switzerland - 5.0
Netherlands - 4.0
Sweden - 3.2
Others - 16.8

TOP HOLDINGS (% of Fund's net assets)
Novo Nordisk A/S Series B	1.7
SAP SE	1.7
ASML Holding NV	1.6
Nestle SA	1.4
Roche Holding AG	1.4
Astrazeneca PLC	1.3
Novartis AG	1.3
HSBC Holdings PLC	1.2
Shell PLC	1.2
LVMH Moet Hennessy Louis Vuitton SE	1.2
14.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912733.100    2363-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Extended Market Index Fund Fidelity® Extended Market Index Fund : FSMAX

This annual shareholder report contains information about Fidelity® Extended Market Index Fund for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Extended Market Index Fund	$ 4	0.04%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, financials gained roughly 29% and contributed most to the fund's performance for the fiscal year. Information technology, which gained 16%, also helped, benefiting from the software & services industry (+21%), as did industrials, which advanced about 7%, lifted by the capital goods industry (+8%). The real estate sector rose 14%, boosted by the equity real estate investment trusts industry (+13%), while consumer discretionary gained 6% and communication services advanced approximately 14%. Other contributors included the utilities (+34%), energy (+8%), materials (+5%) and consumer staples (+5%) sectors.
•In contrast, health care returned about -2% and detracted most. This group was hampered by the pharmaceuticals, biotechnology & life sciences industry (-8%).
•Turning to individual stocks, the top contributor was Applovin (+445%), from the software & services industry. From the same industry, Palantir Technologies (+48%) lifted the fund. In financial services, Apollo Global Management (+55%) and Robinhood Markets (+207%) helped. Lastly, DoorDash (+59%), a stock in the consumer services category, also lifted the fund.
•Conversely, the biggest detractor was MongoDB (-40%), from the software & services category. Another notable detractor was Ferguson Enterprises (-17%), a stock in the capital goods category. Another notable detractor was Celsius Holdings (-69%), a stock in the food, beverage & tobacco group. In financial services, Block (-18%) hurt the fund's performance. Lastly, Elf Beauty (-66%), from the household & personal products group, also hindered the fund.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Extended Market Index Fund	11.78%	11.62%	8.91%
Dow Jones U.S. Completion Total Stock Market Index℠	11.70%	11.48%	8.75%
Dow Jones U.S. Total Stock Market Index℠	17.50%	16.03%	12.28%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$39,459,367,185
Number of Holdings	3,522
Total Advisory Fee	$13,902,189
Portfolio Turnover	15%
What did the Fund invest in?
(as of February 28, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	18.5
Information Technology	17.3
Industrials	17.1
Consumer Discretionary	11.9
Health Care	11.5
Real Estate	5.6
Materials	4.8
Communication Services	4.2
Energy	4.1
Consumer Staples	3.0
Utilities	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.9
United Kingdom - 0.9
Canada - 0.3
Puerto Rico - 0.2
Bermuda - 0.2
Sweden - 0.1
Thailand - 0.1
Argentina - 0.1
Switzerland - 0.1
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
Marvell Technology Inc	1.2
AppLovin Corp Class A	1.1
CRH PLC	1.0
DoorDash Inc Class A	1.0
Snowflake Inc Class A	0.9
Cheniere Energy Inc	0.8
MicroStrategy Inc Class A	0.8
Flutter Entertainment PLC	0.7
Atlassian Corp Class A	0.7
Cloudflare Inc Class A	0.7
8.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912732.100    2365-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Total Market Index Fund Fidelity® Total Market Index Fund : FSKAX

This annual shareholder report contains information about Fidelity® Total Market Index Fund for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Total Market Index Fund	$ 2	0.02%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, information technology gained 18% and contributed most to the fund's performance for the fiscal year. Financials, which gained 31%, also helped, as did communication services, which advanced 28%, lifted by the media & entertainment industry (+26%). The consumer discretionary sector rose approximately 16%, while industrials gained roughly 13% and consumer staples advanced 18%. Other contributors included the utilities (+32%), health care (+4%), real estate (+14%), energy (+9%) and materials (+4%) sectors.
•Turning to individual stocks, the biggest contributor was Nvidia (+58%), from the semiconductors & semiconductor equipment category. In technology hardware & equipment, Apple (+34%) boosted the fund. In media & entertainment, Meta Platforms (+37%) and Alphabet (+24%) contributed. Lastly, Amazon.com (+20%), from the consumer discretionary distribution & retail industry, also lifted the fund.
•In contrast, the biggest detractor was Advanced Micro Devices (-48%), from the semiconductors & semiconductor equipment category. Within the same category, Intel returned approximately -44% and detracted. Microsoft (-3%) and Adobe (-22%), within the software & services group, detracted. Lastly, Merck (-25%), a stock in the pharmaceuticals, biotechnology & life sciences category, also hindered the fund.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Total Market Index Fund	17.50%	16.05%	12.30%
Dow Jones U.S. Total Stock Market Index℠	17.50%	16.03%	12.28%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$106,330,497,270
Number of Holdings	3,868
Total Advisory Fee	$14,389,419
Portfolio Turnover	3%
What did the Fund invest in?
(as of February 28, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	29.1
Financials	15.1
Health Care	10.8
Consumer Discretionary	10.6
Industrials	9.4
Communication Services	8.8
Consumer Staples	5.5
Energy	3.4
Real Estate	2.6
Materials	2.3
Utilities	2.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.3
Ireland - 0.4
United Kingdom - 0.1
China - 0.1
Switzerland - 0.1
Canada - 0.0
Puerto Rico - 0.0
Bailiwick Of Jersey - 0.0
Bermuda - 0.0

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	6.4
NVIDIA Corp	5.4
Microsoft Corp	5.2
Amazon.com Inc	3.4
Meta Platforms Inc Class A	2.6
Alphabet Inc Class A	1.8
Berkshire Hathaway Inc Class B	1.7
Broadcom Inc	1.7
Alphabet Inc Class C	1.4
Tesla Inc	1.4
31.0
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912731.100    2361-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Series Total Market Index Fund Fidelity® Series Total Market Index Fund : FCFMX

This annual shareholder report contains information about Fidelity® Series Total Market Index Fund for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Total Market Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, information technology gained 18% and contributed most to the fund's performance for the fiscal year. Financials, which gained 31%, also helped, as did communication services, which advanced 28%, lifted by the media & entertainment industry (+26%). The consumer discretionary sector rose roughly 16%, while industrials gained about 13% and consumer staples advanced 18%. Other contributors included the utilities (+32%), health care (+4%), real estate (+14%), energy (+9%) and materials (+4%) sectors.
•Turning to individual stocks, the top contributor was Nvidia (+58%), from the semiconductors & semiconductor equipment category. In technology hardware & equipment, Apple (+34%) contributed. In media & entertainment, Meta Platforms (+36%) and Alphabet (+23%) helped. Lastly, Amazon.com (+20%), a stock in the consumer discretionary distribution & retail group, also lifted the fund.
•Conversely, the biggest detractor was Advanced Micro Devices (-48%), from the semiconductors & semiconductor equipment group. From the same group, Intel returned about -44% and detracted. Microsoft (-3%) and Adobe (-22%), from the software & services category, hurt the fund. Lastly, in pharmaceuticals, biotechnology & life sciences, Merck returned roughly -25% and also hurt.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 26, 2019 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Series Total Market Index Fund	17.48%	16.06%	13.84%
Dow Jones U.S. Total Stock Market Index℠	17.50%	16.03%	13.83%
A   From April 26, 2019
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$78,451,523,635
Number of Holdings	4,023
Total Advisory Fee	$0
Portfolio Turnover	13%
What did the Fund invest in?
(as of February 28, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	29.2
Financials	15.0
Health Care	10.8
Consumer Discretionary	10.6
Industrials	9.4
Communication Services	8.8
Consumer Staples	5.5
Energy	3.4
Real Estate	2.6
Materials	2.3
Utilities	2.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.2
Ireland - 0.5
United Kingdom - 0.1
China - 0.1
Switzerland - 0.1
Canada - 0.0
Puerto Rico - 0.0
Bailiwick Of Jersey - 0.0
Bermuda - 0.0

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	6.4
NVIDIA Corp	5.4
Microsoft Corp	5.2
Amazon.com Inc	3.4
Meta Platforms Inc Class A	2.6
Alphabet Inc Class A	1.8
Berkshire Hathaway Inc Class B	1.7
Broadcom Inc	1.7
Alphabet Inc Class C	1.4
Tesla Inc	1.4
31.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912760.100    1015-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® 500 Index Fund Fidelity® 500 Index Fund : FXAIX

This annual shareholder report contains information about Fidelity® 500 Index Fund for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® 500 Index Fund	$ 2	0.02%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, information technology gained about 18% and contributed most to the fund's performance for the fiscal year. Financials, which gained approximately 31%, also helped, as did communication services, which advanced 29%, lifted by the media & entertainment industry (+27%). The consumer discretionary sector rose roughly 17%, while industrials gained roughly 14% and consumer staples advanced 19%. Other contributors included the utilities (+32%), health care (+5%), real estate (+14%), energy (+9%) and materials (+3%) sectors.
•Turning to individual stocks, the biggest contributor was Nvidia (+58%), from the semiconductors & semiconductor equipment category. Apple, within the technology hardware & equipment group, gained approximately 34% and helped. Meta Platforms (+37%) and Alphabet (+23%), from the media & entertainment group, helped. Lastly, Amazon.com (+20%), from the consumer discretionary distribution & retail industry, also boosted the fund.
•In contrast, the biggest detractor was Advanced Micro Devices (-48%), from the semiconductors & semiconductor equipment industry. Within the same industry, Intel returned roughly -44% and hurt. In software & services, Microsoft (-3%) and Adobe (-22%) detracted. Lastly, Merck, within the pharmaceuticals, biotechnology & life sciences category, returned approximately -25% and also hindered the fund.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® 500 Index Fund	18.39%	16.84%	12.97%
S&P 500® Index	18.41%	16.85%	12.98%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$632,597,216,330
Number of Holdings	507
Total Advisory Fee	$84,905,975
Portfolio Turnover	3%
What did the Fund invest in?
(as of February 28, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	30.6
Financials	14.5
Health Care	10.8
Consumer Discretionary	10.5
Communication Services	9.4
Industrials	8.3
Consumer Staples	5.9
Energy	3.3
Utilities	2.4
Real Estate	2.2
Materials	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.4
Ireland - 0.4
China - 0.1
Switzerland - 0.1
Bailiwick Of Jersey - 0.0

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	7.3
NVIDIA Corp	6.2
Microsoft Corp	5.9
Amazon.com Inc	3.9
Meta Platforms Inc Class A	2.9
Alphabet Inc Class A	2.0
Berkshire Hathaway Inc Class B	1.9
Broadcom Inc	1.8
Alphabet Inc Class C	1.6
Tesla Inc	1.6
35.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912758.100    2328-TSRA-0425

Item 2.

Code of Ethics

As of the end of the period, February 28, 2025, Fidelity Concord Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Flex 500 Index Fund (the “Fund”):

Services Billed by Deloitte Entities

February 28, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex 500 Index Fund	$44,200	$-	$10,100	$1,000

February 29, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex 500 Index Fund	$42,800	$-	$9,500	$1,100

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity 500 Index Fund, Fidelity Extended Market Index Fund, Fidelity International Index Fund, Fidelity Series Total Market Index Fund, and Fidelity Total Market Index Fund (the “Funds”):

Services Billed by PwC

February 28, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity 500 Index Fund	$95,300	$5,700	$57,200	$2,000
Fidelity Extended Market Index Fund	$66,100	$5,800	$41,400	$2,100
Fidelity International Index Fund	$66,700	$6,000	$23,000	$2,100
Fidelity Series Total Market Index Fund	$64,600	$5,700	$14,600	$2,000
Fidelity Total Market Index Fund	$70,600	$6,100	$15,100	$2,100

February 29, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity 500 Index Fund	$112,100	$5,500	$27,300	$1,800
Fidelity Extended Market Index Fund	$87,200	$5,700	$29,800	$1,900
Fidelity International Index Fund	$72,100	$5,900	$80,500	$1,900
Fidelity Series Total Market Index Fund	$61,900	$5,600	$14,200	$1,900
Fidelity Total Market Index Fund	$67,500	$6,000	$14,700	$2,000

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	February 28, 2025A	February 29, 2024A
Audit-Related Fees	$250,000	$75,000
Tax Fees	$-	$-
All Other Fees	$2,444,500	$935,000

A Amounts may reflect rounding.

Services Billed by PwC

	February 28, 2025A	February 29, 2024A
Audit-Related Fees	$9,845,100	$9,422,800
Tax Fees	$1,000	$61,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	February 28, 2025A	February 29, 2024A
Deloitte Entities	$3,021,900	$6,310,100
PwC	$14,938,500	$15,233,200

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Series Total Market Index Fund

Annual Report
February 28, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's®; and S&P®; are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series Total Market Index Fund
Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
ARGENTINA - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Arcadium Lithium PLC (b)	1,460,942	8,531,901
AUSTRALIA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Benitec Biopharma Inc (b)	24,517	311,611
Information Technology - 0.0%
Software - 0.0%
Mawson Infrastructure Group Inc (b)	15,423	8,930
TOTAL AUSTRALIA		320,541
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	141,363	2,697,206
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Aptiv PLC	319,132	20,781,876
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	153,470	1,774,113
Liberty Global Ltd Class C (b)	287,701	3,484,059

TOTAL BELGIUM		5,258,172
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd	70,576	16,770,269
CANADA - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
Lionsgate Studios Corp (c)	47,163	401,829
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (b)	126,650	794,096
Personal Care Products - 0.0%
Flora Growth Corp (b)(c)	14,595	11,011
Financials - 0.0%
Insurance - 0.0%
Kingsway Financial Services Inc (b)	26,550	206,294
Health Care - 0.0%
Biotechnology - 0.0%
TuHURA Biosciences Inc (b)(c)	32,322	77,896
TuHURA Biosciences Inc rights (b)(c)(d)	54,121	0
		77,896
Pharmaceuticals - 0.0%
Lexaria Bioscience Corp (b)(c)	21,234	31,213
TOTAL HEALTH CARE		109,109

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States) (c)	250,454	25,641,481
Information Technology - 0.0%
Software - 0.0%
D-Wave Quantum Inc (b)(c)	227,719	1,247,900
Hut 8 Corp (United States) (b)(c)	111,876	1,650,171
		2,898,071
Materials - 0.0%
Chemicals - 0.0%
Loop Industries Inc (b)	32,047	42,622
Metals & Mining - 0.0%
McEwen Mining Inc (b)(c)	60,488	416,158
US Goldmining Inc (b)	3,209	33,309
		449,467
TOTAL MATERIALS		492,089

TOTAL CANADA		30,553,980
CHINA - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
indie Semiconductor Inc Class A (b)(c)	227,361	684,357
NXP Semiconductors NV	345,229	74,427,920
		75,112,277
Software - 0.0%
Nukkleus Inc (b)(c)	1,624	25,497
TOTAL CHINA		75,137,774
CZECH REPUBLIC - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Connexa Sports Technologies In (b)(c)	5,688	3,754
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Galecto Inc (b)	1,287	5,637
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	78,341	1,095,207
Paper & Forest Products - 0.0%
Mercer International Inc	59,964	471,317
TOTAL GERMANY		1,566,524
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)	641,343	1,802,174
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Insurance - 0.0%
Oxbridge Re Holdings Ltd (b)	7,319	26,495
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
GigaCloud Technology Inc Class A (b)(c)	36,280	614,221
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Natural Health Trends Corp	10,876	52,857
TOTAL HONG KONG		667,078
IRELAND - 0.5%
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	51,891	820,397
Pharmaceuticals - 0.0%
Artelo Biosciences Inc (b)	4,189	4,481
TOTAL HEALTH CARE		824,878

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)	21,175	1,018,094
Information Technology - 0.5%
IT Services - 0.5%
Accenture PLC Class A	848,767	295,795,300
TOTAL IRELAND		297,638,272
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)(c)	135,191	2,130,610
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
GlucoTrack Inc (b)(c)	243	88
Materials - 0.0%
Chemicals - 0.0%
N2OFF Inc (b)	11,073	4,761
TOTAL ISRAEL		2,135,459
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	177,422	3,956,511
JORDAN - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Jerash Holdings US Inc	8,608	31,505
KOREA (SOUTH) - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Webtoon Entertainment Inc	21,013	189,958
Health Care - 0.0%
Biotechnology - 0.0%
Artiva Biotherapeutics Inc (b)(c)	20,255	84,058
TOTAL KOREA (SOUTH)		274,016
MARSHALL ISLANDS REPUBLIC OF - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Heidmar Maritime Holdings Corp	34	78
NETHERLANDS - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (b)	61,498	808,699
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (b)	23,655	333,772
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (b)	62,247	421,412
Liberty Latin America Ltd Class C (b)	154,953	1,039,735
		1,461,147
Financials - 0.0%
Banks - 0.0%
First BanCorp/Puerto Rico	221,526	4,313,111
Ofg Bancorp	62,379	2,650,484
Popular Inc	96,858	9,727,449
		16,691,044
Financial Services - 0.0%
EVERTEC Inc	86,366	3,224,906
TOTAL FINANCIALS		19,915,950

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Unusual Machines Inc /US (c)	5,796	41,615
TOTAL PUERTO RICO		21,418,712
SINGAPORE - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (b)	31,111	570,887
Health Care - 0.0%
Pharmaceuticals - 0.0%
Scilex Holding Co (b)	130,913	30,895
Scilex Holding Co (b)(c)(k)	82,478	15,572
		46,467
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	73,125	2,798,494
TOTAL SINGAPORE		3,415,848
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	98,388	9,578,072
Financials - 0.0%
Insurance - 0.0%
SiriusPoint Ltd (b)	125,460	1,924,556
Health Care - 0.0%
Biotechnology - 0.0%
Aprea Therapeutics Inc (b)	5,851	14,862
TOTAL SWEDEN		11,517,490
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	164,436	1,588,451
Health Care - 0.0%
Biotechnology - 0.0%
CRISPR Therapeutics AG (b)(c)	115,889	5,089,845
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	406,420	62,600,873
TOTAL SWITZERLAND		69,279,169
THAILAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)	20,388	411,633
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	49,273	9,857,064
TOTAL THAILAND		10,268,697
UNITED KINGDOM - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Entertainment PLC (b)	241,540	67,773,709
Soho House & Co Inc Class A (b)(c)	48,485	341,334
		68,115,043
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	577,667	17,006,516
Health Care - 0.0%
Biotechnology - 0.0%
F-star Therapeutics Inc rights (b)(d)	1,555	0
F-star Therapeutics Inc rights (b)(d)	1,555	0
Zura Bio Ltd Class A (b)(c)	48,235	65,600
		65,600
Health Care Technology - 0.0%
OneMedNet Corp Class A (b)	12,755	11,479
TOTAL HEALTH CARE		77,079

Industrials - 0.0%
Electrical Equipment - 0.0%
TurnOnGreen Inc warrants 7/14/2028 (b)	53,845	41
Machinery - 0.0%
Luxfer Holdings PLC	36,548	445,886
TOTAL INDUSTRIALS		445,927

TOTAL UNITED KINGDOM		85,644,565
UNITED STATES - 99.1%
Communication Services - 8.8%
Diversified Telecommunication Services - 0.7%
Anterix Inc (b)	25,304	986,856
AST SpaceMobile Inc Class A (b)(c)	217,708	5,902,064
AT&T Inc	9,746,334	267,147,016
Atn International Inc	13,691	236,580
Bandwidth Inc Class A (b)	34,590	552,402
Cogent Communications Holdings Inc	57,807	4,223,957
Frontier Communications Parent Inc (b)	300,295	10,807,617
GCI Liberty Inc Class A (b)(d)	87,181	1
Globalstar Inc (b)	68,554	1,480,081
IDT Corp Class B	27,892	1,354,436
Iridium Communications Inc	154,679	4,881,669
Lumen Technologies Inc (b)	1,378,167	6,504,948
NextPlat Corp (b)	22,748	22,293
Shenandoah Telecommunications Co	62,209	672,479
Verizon Communications Inc	5,718,209	246,454,808
		551,227,207
Entertainment - 1.5%
AMC Entertainment Holdings Inc Class A (b)(c)	510,197	1,683,650
Atlanta Braves Holdings Inc Class A (b)	26,159	1,154,397
Atlanta Braves Holdings Inc Class C (b)	37,704	1,522,110
Cinemark Holdings Inc (c)	145,040	3,714,474
Cineverse Corp (b)	18,318	67,777
CuriosityStream Inc Class A	40,239	103,414
Dolphin Entertainment Inc (b)	12,741	14,270
Electronic Arts Inc	324,220	41,863,286
Endeavor Group Holdings Inc Class A (c)	259,475	8,456,290
Eventbrite Inc Class A (b)	103,227	251,874
Gaia Inc Class A (b)	21,864	102,979
Gaxos.ai Inc (b)	2,236	2,594
Golden Matrix Group Inc (b)(c)	48,029	100,861
Kartoon Studios Inc (b)	51,570	28,235
Liberty Media Corp-Liberty Formula One Class A (b)	53,221	4,743,056
Liberty Media Corp-Liberty Formula One Class C (b)	283,422	27,330,383
Liberty Media Corp-Liberty Live Class A (b)	20,588	1,472,453
Liberty Media Corp-Liberty Live Class C (b)	68,872	5,053,139
Lions Gate Entertainment Corp Class A (b)(c)	100,215	999,144
Lions Gate Entertainment Corp Class B (b)	143,205	1,261,636
Live Nation Entertainment Inc (b)	212,911	30,522,921
LiveOne Inc (b)	117,511	91,001
Madison Square Garden Entertainment Corp Class A (b)	56,487	1,950,496
Madison Square Garden Sports Corp Class A (b)	22,668	4,617,245
Marcus Corp/The	33,415	612,831
Mega Matrix Inc Class A	47,660	39,372
Motorsport Games Inc Class A (b)	3,538	4,104
Moving Image Technologies Inc (b)	9,820	5,696
Netflix Inc (b)	580,623	569,335,690
Playstudios Inc Class A (b)	146,018	238,009
Playtika Holding Corp	71,617	378,138
PodcastOne Inc (b)	10,156	17,367
Reading International Inc Class A (b)	21,609	31,117
Reading International Inc Class B (b)	858	4,976
Reservoir Media Inc (b)	46,814	366,554
ROBLOX Corp Class A (b)	726,173	46,213,650
Roku Inc Class A (b)	173,730	14,508,192
Skillz Inc Class A (b)	16,460	96,785
Snail Inc Class A (b)	3,302	5,283
Sphere Entertainment Co Class A (b)	36,875	1,608,856
Take-Two Interactive Software Inc (b)	221,843	47,026,279
TKO Group Holdings Inc Class A	90,387	13,615,898
TruGolf Holdings Inc Class A (b)	7,058	3,211
Vivid Seats Inc Class A (b)(c)	127,379	527,349
Walt Disney Co/The	2,459,828	279,928,426
Warner Bros Discovery Inc (b)	3,032,109	34,747,969
Warner Music Group Corp Class A (c)	192,272	6,479,566
		1,152,903,003
Interactive Media & Services - 5.8%
Alphabet Inc Class A	7,936,573	1,351,439,651
Alphabet Inc Class C	6,464,653	1,113,342,540
Angi Inc Class A (b)(c)	92,251	154,982
Arena Group Holdings Inc/The (b)	23,786	38,295
Bumble Inc Class A (b)	110,098	572,510
BuzzFeed Inc Class A (b)	26,673	57,080
Cargurus Inc Class A (b)	119,397	3,843,389
Cars.com Inc (b)	80,872	1,067,510
DHI Group Inc (b)	50,708	122,713
EverQuote Inc Class A (b)	36,296	975,636
fuboTV Inc (b)(c)	454,048	1,375,765
Getty Images Holdings Inc Class A (b)(c)	67,313	144,050
Giftify Inc (b)	21,524	36,806
HWH International Inc Class A (b)(c)	2,426	4,221
IAC Inc Class A (b)	96,275	4,449,831
Intelligent Protection Management Corp (b)(c)	8,477	17,208
IZEA Worldwide Inc (b)	17,334	41,775
Match Group Inc	341,052	10,814,759
MediaAlpha Inc Class A (b)	44,262	411,194
Meta Platforms Inc Class A	2,961,137	1,978,631,744
Nextdoor Holdings Inc Class A (b)	271,421	480,415
Onfolio Holdings Inc (b)	4,101	5,413
Outbrain Inc (b)	46,726	231,527
Pinterest Inc Class A (b)	805,928	29,803,218
PSQ Holdings Inc Class A (b)(c)	30,054	79,944
QuinStreet Inc (b)	76,512	1,498,105
Reddit Inc Class A	138,245	22,365,276
Rumble Inc Class A (b)	112,790	1,051,203
Shutterstock Inc	32,890	706,806
Snap Inc Class A (b)	1,449,775	14,860,194
Society Pass Inc (b)(c)	3,630	5,118
Super League Enterprise Inc (b)	12,897	4,914
System1 Inc Class A (b)	26,820	14,215
Travelzoo (b)	9,503	156,514
TripAdvisor Inc Class A (b)	149,743	2,216,196
TrueCar Inc (b)	108,814	253,537
Trump Media & Technology Group Corp (b)(c)	123,789	2,983,315
Vimeo Inc Class A (b)	212,671	1,252,632
Yelp Inc Class A (b)	89,507	3,070,985
Zedge Inc Class B (b)	15,658	38,206
Ziff Davis Inc (b)	58,027	2,382,589
ZipRecruiter Inc Class A (b)	101,403	567,857
ZoomInfo Technologies Inc (b)	368,549	4,297,281
		4,555,867,119
Media - 0.6%
Advantage Solutions Inc Class A (b)(c)	73,945	185,602
Altice USA Inc Class A (b)	334,847	957,662
AMC Networks Inc Class A (b)	44,178	322,499
Asset Entities Inc Class A (b)(c)	3,989	2,123
Beasley Broadcast Group Inc Class A (b)	549	4,161
Boston Omaha Corp (b)	30,045	427,841
Cable One Inc (c)	6,275	1,632,630
Cardlytics Inc (b)(c)	68,934	181,296
Charter Communications Inc Class A (b)	131,331	47,748,012
Clear Channel Outdoor Holdings Inc (b)	441,623	552,029
Comcast Corp Class A	5,185,119	186,042,070
comScore Inc (b)	4,842	29,246
Creative Realities Inc (b)	11,558	24,503
Cumulus Media Inc Class A (b)	18,071	13,011
DallasNews Corp Class A	6,392	42,379
Direct Digital Holdings Inc Class A (b)(c)	4,778	4,532
EchoStar Corp Class A (b)	164,053	5,123,375
Emerald Holding Inc (c)	27,761	114,098
Entravision Communications Corp Class A	90,791	202,464
EW Scripps Co/The Class A (b)	83,025	134,501
Fluent Inc (b)	9,013	24,425
Fox Corp Class A	312,675	18,010,080
Fox Corp Class B	165,833	8,966,590
Gannett Co Inc (b)	161,963	654,331
Gray Media Inc (c)	112,628	423,482
Gray Media Inc Class A (c)	2,395	15,687
Harte Hanks Inc (b)	7,563	38,647
Ibotta Inc Class A (b)(c)	8,987	300,076
iHeartMedia Inc Class A (b)	155,485	275,208
Integral Ad Science Holding Corp (b)	99,667	1,048,497
Interpublic Group of Cos Inc/The	506,281	13,872,099
John Wiley & Sons Inc Class A	56,516	2,253,858
John Wiley & Sons Inc Class B	655	25,545
Lee Enterprises Inc (b)	5,855	56,794
Lendway Inc (b)	1,599	6,316
Liberty Broadband Corp Class A (b)	23,929	1,950,931
Liberty Broadband Corp Class C (b)	150,163	12,352,409
LQR House Inc (c)	10,111	15,672
Magnite Inc (b)	170,100	2,682,477
Marchex Inc Class B (b)	39,806	79,214
Mediaco Holding Inc Class A (b)	4,485	5,113
National CineMedia Inc	128,994	862,970
New York Times Co/The Class A	221,672	10,660,206
News Corp Class A	499,595	14,298,409
News Corp Class B	164,787	5,319,324
Nexstar Media Group Inc	39,628	6,703,076
Omnicom Group Inc	265,042	21,934,876
Paramount Global Class A (c)	91,085	2,063,075
Paramount Global Class B (c)	651,150	7,397,064
PubMatic Inc Class A (b)	53,601	569,779
Saga Communications Inc Class A	7,118	80,078
Scholastic Corp	33,941	742,968
Sinclair Inc Class A	52,060	755,911
Sirius XM Holdings Inc (c)	299,532	7,245,679
SPAR Group Inc (b)	20,193	31,703
Stagwell Inc Class A (b)	136,249	884,256
Stran & Co Inc (b)	13,640	14,731
TechTarget Inc/old	35,839	525,758
TEGNA Inc	218,849	3,983,052
Thryv Holdings Inc (b)	55,031	948,734
Townsquare Media Inc Class A	16,263	138,886
Trade Desk Inc (The) Class A (b)	610,775	42,949,698
Treasure Global Inc (b)(c)	13,724	2,196
Urban One Inc Class A (b)	8,053	11,033
Urban One Inc Class D (b)	23,198	17,561
WideOpenWest Inc (b)	63,965	315,347
		435,257,855
Wireless Telecommunication Services - 0.2%
Gogo Inc (b)(c)	80,262	588,320
Kore Group Holdings Inc (b)	10,553	26,383
NII Holdings Inc (b)(c)(d)	62,298	0
Spok Holdings Inc	28,053	472,693
SurgePays Inc (b)	19,036	24,365
T-Mobile US Inc	662,046	178,547,186
Telephone and Data Systems Inc	132,382	4,778,990
United States Cellular Corp (b)	19,381	1,271,006
		185,708,943
TOTAL COMMUNICATION SERVICES		6,880,964,127

Consumer Discretionary - 10.5%
Automobile Components - 0.1%
Adient PLC (b)	118,185	1,870,869
American Axle & Manufacturing Holdings Inc (b)	159,030	788,789
BorgWarner Inc	296,571	8,828,920
Cooper-Standard Holdings Inc (b)	23,302	352,792
Dana Inc	175,174	2,604,837
Dorman Products Inc (b)	37,379	4,913,843
Fox Factory Holding Corp (b)	56,410	1,564,249
Gentex Corp	308,687	7,507,268
Gentherm Inc (b)	41,928	1,386,978
Goodyear Tire & Rubber Co/The (b)	386,596	3,653,332
Holley Inc Class A (b)	76,033	206,810
LCI Industries	34,560	3,588,019
Lear Corp	73,775	6,934,112
Luminar Technologies Inc Class A (b)(c)	36,965	192,218
Modine Manufacturing Co (b)	71,278	6,027,268
Motorcar Parts of America Inc (b)	26,904	290,563
Patrick Industries Inc	45,534	4,125,380
Phinia Inc (c)	56,999	2,810,621
QuantumScape Corp Class A (b)(c)	515,765	2,418,938
Solid Power Inc (b)(c)	195,237	240,142
Standard Motor Products Inc	27,924	796,672
Stoneridge Inc (b)	35,299	198,380
Strattec Security Corp (b)	5,166	256,905
Superior Industries International Inc (b)	27,762	47,473
Sypris Solutions Inc (b)(c)	19,405	35,705
Visteon Corp (b)	37,450	3,247,664
Worksport Ltd (b)(c)	39,387	26,259
XPEL Inc (b)(f)	30,723	1,027,070
		65,942,076
Automobiles - 1.6%
AYRO Inc (b)(c)	7,164	4,062
Cenntro Inc	23,804	17,648
ECD Automotive Design Inc (b)	4,588	3,900
Envirotech Vehicles Inc (b)(c)	20,314	6,255
Faraday Future Intelligent Electric Inc Class A (b)(c)	56,145	76,357
Ford Motor Co	5,302,698	50,640,766
General Motors Co	1,493,580	73,379,585
Harley-Davidson Inc	155,730	4,011,605
Lucid Group Inc Class A (b)(c)	1,595,501	3,542,012
Mullen Automotive Inc (b)(c)	9	23
Phoenix Motor Inc (b)(c)	24,624	6,976
Rivian Automotive Inc Class A (b)(c)	990,574	11,728,396
Tesla Inc (b)	3,793,451	1,111,405,275
Thor Industries Inc (c)	72,152	7,171,187
Volcon Inc (b)(c)	860	731
Winnebago Industries Inc	39,345	1,589,931
Workhorse Group Inc (b)(c)	33,867	14,461
		1,263,599,170
Broadline Retail - 3.5%
1stdibs.Com Inc (b)	43,041	158,391
Amazon.com Inc (b)	12,711,600	2,698,418,449
ContextLogic Inc Class A (b)	33,696	275,970
Dillard's Inc Class A (c)	4,049	1,575,425
eBay Inc	650,646	42,122,822
Etsy Inc (b)	152,772	7,820,399
Groupon Inc (b)(c)	32,907	365,926
Kohl's Corp (c)	151,757	1,731,547
Macy's Inc	376,983	5,409,706
Nordstrom Inc (c)	131,547	3,195,277
Ollie's Bargain Outlet Holdings Inc (b)	83,332	8,625,695
QVC Group Inc Class A (b)	419,954	140,139
QVC Group Inc Class B (b)	7,296	72,887
Savers Value Village Inc (b)(c)	36,994	276,715
		2,770,189,348
Distributors - 0.1%
A-Mark Precious Metals Inc	24,329	661,262
AMCON Distributing Co	248	32,734
Cheetah Net Supply Chain Service Inc Class A (b)	2,533	4,786
Educational Development Corp (b)	7,327	10,624
Genuine Parts Co	188,887	23,588,209
Kaival Brands Innovations Group Inc (b)(c)	6,457	5,337
LKQ Corp	353,114	14,897,880
Pool Corp	51,687	17,935,389
Weyco Group Inc	9,695	337,192
		57,473,413
Diversified Consumer Services - 0.1%
ADT Inc	483,563	3,960,381
Adtalem Global Education Inc (b)	50,909	5,208,500
Allurion Technologies Inc (b)	2,985	9,492
American Public Education Inc (b)	24,023	508,327
Amesite Inc (b)(c)	2,900	6,960
Beachbody Co Inc/The Class A (b)	4,085	32,149
Bright Horizons Family Solutions Inc (b)	79,050	10,249,623
Carriage Services Inc	17,306	694,144
Chegg Inc (b)	142,263	155,067
Coursera Inc (b)	168,051	1,330,964
Duolingo Inc Class A (b)	51,480	16,065,364
European Wax Center Inc Class A (b)	44,630	290,095
Frontdoor Inc (b)	102,972	4,683,167
Graham Holdings Co Class B	4,574	4,499,764
Grand Canyon Education Inc (b)	39,027	7,017,835
H&R Block Inc	186,116	10,145,183
KinderCare Learning Cos Inc (b)	32,645	635,272
Laureate Education Inc (b)	182,228	3,633,626
Legacy Education Inc	3,660	26,791
Lincoln Educational Services Corp (b)	39,660	727,761
Mister Car Wash Inc (b)	126,862	1,077,058
Nerdy Inc Class A (b)	110,352	167,735
Perdoceo Education Corp	84,012	2,150,707
Regis Corp (b)	2,908	65,401
Service Corp International/US	196,438	15,911,478
Strategic Education Inc	33,045	2,661,114
Stride Inc (b)(c)	58,224	7,965,043
Udemy Inc (b)	121,047	1,166,893
Universal Technical Institute Inc (b)	58,484	1,651,588
Wag! Group Co (b)(c)	24,191	6,216
WW International Inc (b)(c)	108,777	69,617
XWELL Inc (b)	6,269	6,771
		102,780,086
Hotels, Restaurants & Leisure - 2.2%
Accel Entertainment Inc Class A (b)	74,627	803,733
Airbnb Inc Class A (b)	588,016	81,657,782
Allied Gaming & Entertainment Inc (b)	28,541	31,110
Aramark	357,850	13,258,343
Ark Restaurants Corp	2,719	29,501
Biglari Holdings Inc Class A (b)	97	114,848
Biglari Holdings Inc Class B (b)	843	206,636
BJ's Restaurants Inc (b)	31,027	1,183,060
Bloomin' Brands Inc	102,983	965,981
Booking Holdings Inc	44,955	225,494,730
Boyd Gaming Corp	89,990	6,862,637
Brinker International Inc (b)	60,338	9,945,513
BT Brands Inc (b)	2,202	3,897
Caesars Entertainment Inc (b)	288,520	9,584,634
Canterbury Park Holding Corp	3,398	72,106
Carnival Corp (b)	1,410,917	33,763,244
Cava Group Inc (b)	110,506	10,501,385
Century Casinos Inc (b)	36,343	95,219
Cheesecake Factory Inc/The (c)	63,812	3,447,762
Chipotle Mexican Grill Inc (b)	1,850,852	99,890,482
Choice Hotels International Inc (c)	30,310	4,343,120
Churchill Downs Inc	99,769	11,822,627
Cracker Barrel Old Country Store Inc	30,239	1,369,524
Darden Restaurants Inc	159,622	31,997,826
Dave & Buster's Entertainment Inc (b)(c)	42,735	892,734
Denny's Corp (b)	69,798	346,896
Dine Brands Global Inc (c)	20,921	524,699
Domino's Pizza Inc	46,898	22,966,420
DoorDash Inc Class A (b)	454,405	90,172,128
DraftKings Inc Class A (b)	662,368	29,051,460
Dutch Bros Inc Class A (b)	154,615	12,239,323
El Pollo Loco Holdings Inc (b)	32,111	362,052
Empire Resorts Inc (b)(d)	2,596	0
Everi Holdings Inc (b)	116,477	1,603,888
Expedia Group Inc Class A	166,830	33,025,667
FAT Brands Inc Class A	204	671
FAT Brands Inc Class B	8,474	27,202
First Watch Restaurant Group Inc (b)	55,191	1,176,672
Flanigan's Enterprises Inc	952	23,610
Full House Resorts Inc (b)	44,339	213,271
GAN Ltd (b)	53,963	95,515
GEN Restaurant Group Inc Class A (b)	5,898	34,208
Global Business Travel Group I Class A (b)	114,836	954,287
Golden Entertainment Inc	27,973	869,681
Good Times Restaurants Inc (b)	11,578	29,177
Hall of Fame Resort & Entertainment Co (b)(c)	4,967	4,571
High Roller Technologies Inc (b)	1,793	6,706
Hilton Grand Vacations Inc (b)	84,227	3,613,338
Hilton Worldwide Holdings Inc	331,030	87,709,709
Hyatt Hotels Corp Class A (c)	57,455	8,098,282
Inspirato Inc Class A (b)(c)	6,580	26,715
Inspired Entertainment Inc (b)	32,895	354,608
Jack in the Box Inc (c)	26,062	1,001,823
Krispy Kreme Inc (c)	115,683	718,391
Kura Sushi USA Inc Class A (b)	7,905	491,691
Las Vegas Sands Corp (c)	472,825	21,140,006
Life Time Group Holdings Inc (b)	98,378	2,996,594
Light & Wonder Inc Class A (b)	119,935	13,370,354
Lindblad Expeditions Holdings Inc (b)	50,351	562,421
Lottery.com Inc (b)(c)	6,198	8,677
Lucky Strike Entertainment Corp Class A (c)	36,093	385,473
Marriott International Inc/MD Class A1	313,257	87,852,926
Marriott Vacations Worldwide Corp	43,659	3,293,635
McDonald's Corp	973,370	300,119,172
MGM Resorts International (b)	307,193	10,678,029
Monarch Casino & Resort Inc	17,261	1,580,762
Nathan's Famous Inc	3,821	389,398
Noodles & Co Class A (b)	42,082	59,756
Norwegian Cruise Line Holdings Ltd (b)	597,132	13,566,839
ONE Group Hospitality Inc/The (b)	32,700	106,602
Papa John's International Inc	44,407	2,013,857
Penn Entertainment Inc (b)	203,167	4,370,122
Pinstripes Holdings Inc Class A (b)	33,201	7,968
Planet Fitness Inc Class A (b)	114,301	10,578,558
Playa Hotels & Resorts NV (b)	123,624	1,650,380
PlayAGS Inc (b)	52,595	637,451
Portillo's Inc Class A (b)(c)	78,387	1,095,066
Potbelly Corp (b)	34,189	435,910
Rave Restaurant Group Inc (b)	16,394	52,625
Rci Hospitality Holdings Inc	11,237	559,265
Red Robin Gourmet Burgers Inc (b)	20,455	115,162
Red Rock Resorts Inc Class A	67,292	3,362,581
Royal Caribbean Cruises Ltd	335,993	82,687,877
Rush Street Interactive Inc Class A (b)	113,232	1,320,285
Sabre Corp (b)	523,945	2,163,893
Serve Robotics Inc (c)	20,355	183,399
Shake Shack Inc Class A (b)	54,385	5,906,211
Sharplink Gaming Inc	6,922	2,560
Six Flags Entertainment Corp	126,598	5,566,514
Sonder Holdings Inc (b)(c)	14,171	39,395
Starbucks Corp	1,539,640	178,305,708
Sweetgreen Inc Class A (b)	140,477	3,197,257
Target Hospitality Corp (b)	45,960	257,836
Texas Roadhouse Inc	90,651	16,687,943
Travel + Leisure Co	92,873	5,184,171
Twin Hospitality Group Inc (c)	1,313	10,819
United Parks & Resorts Inc (b)(c)	38,808	1,959,804
Vacasa Inc Class A (b)	10,726	54,917
Vail Resorts Inc	50,927	8,096,884
Wendy's Co/The (c)	232,908	3,610,074
Wingstop Inc	39,670	9,313,723
Wyndham Hotels & Resorts Inc	105,610	11,440,731
Wynn Resorts Ltd	125,687	11,226,363
Xponential Fitness Inc Class A (b)	32,489	429,180
Yoshiharu Global Co Class A (b)(c)	822	8,154
Yum! Brands Inc	379,000	59,264,230
		1,731,988,612
Household Durables - 0.4%
Algorhythm Holdings Inc (b)	6	13
Aterian Inc (b)	7,519	15,489
Bassett Furniture Industries Inc	11,082	175,096
Beazer Homes USA Inc (b)	38,581	860,356
Cavco Industries Inc (b)	11,007	5,773,502
Century Communities Inc	37,460	2,600,848
Champion Homes Inc (b)	71,717	7,350,993
Cricut Inc Class A	67,036	361,994
DR Horton Inc	396,198	50,241,868
Dream Finders Homes Inc Class A (b)(c)	37,266	891,030
Emerson Radio Corp (b)	6,994	3,218
Ethan Allen Interiors Inc (c)	30,933	881,591
Flexsteel Industries Inc	4,906	220,721
Garmin Ltd	208,663	47,769,221
Gopro Inc Class A (b)	172,691	128,897
Green Brick Partners Inc (b)	41,707	2,491,159
Hamilton Beach Brands Holding Co Class A	8,021	156,329
Helen of Troy Ltd (b)	31,051	1,708,737
Hooker Furnishings Corp	14,669	191,724
Hovnanian Enterprises Inc Class A (b)	6,432	654,199
Installed Building Products Inc	31,556	5,408,698
iRobot Corp (b)	41,525	301,887
KB Home	95,739	5,840,079
Koss Corp (b)	7,179	39,700
La-Z-Boy Inc	56,790	2,569,180
Landsea Homes Corp Class A (b)	24,092	171,535
Legacy Housing Corp (b)	14,984	369,955
Leggett & Platt Inc	182,652	1,674,919
Lennar Corp Class A	327,066	39,126,906
Lennar Corp Class B (c)	12,218	1,413,622
LGI Homes Inc (b)	28,034	2,058,537
Lifetime Brands Inc	17,992	89,780
Live Ventures Inc (b)	1,705	13,708
Lovesac Co/The (b)	20,092	420,927
M/I Homes Inc (b)	36,941	4,326,899
Meritage Homes Corp	98,344	7,126,990
Mohawk Industries Inc (b)	71,136	8,364,882
Newell Brands Inc	565,203	3,628,603
Nova Lifestyle Inc (b)	153	91
NVR Inc (b)	4,162	30,156,104
PulteGroup Inc	278,635	28,777,423
Purple Innovation Inc Class A (b)	76,384	64,865
Smith Douglas Homes Corp Class A (b)(c)	12,124	256,665
Somnigroup International Inc	235,719	15,057,730
Sonos Inc (b)	165,437	2,187,077
Star Equity Holdings Inc (b)	2,548	5,797
Taylor Morrison Home Corp (b)	140,479	8,659,126
Toll Brothers Inc	137,148	15,311,203
TopBuild Corp (b)	39,821	12,200,756
Traeger Inc (b)	85,999	199,518
Tri Pointe Homes Inc (b)	126,979	4,020,155
United Homes Group Inc Class A (b)	2,799	10,412
Universal Electronics Inc (b)	14,458	112,628
VOXX International Corp Class A (b)	10,598	78,955
Whirlpool Corp (c)	74,933	7,627,430
Yunhong Green CTI Ltd (b)	13,547	8,277
		330,158,004
Leisure Products - 0.1%
Acushnet Holdings Corp (c)	37,169	2,389,967
American Outdoor Brands Inc (b)	17,472	277,805
AMMO Inc (b)	121,011	193,618
Brunswick Corp/DE	89,667	5,456,237
Clarus Corp	39,929	183,673
Escalade Inc	11,272	171,673
Funko Inc Class A (b)	49,299	607,364
Hasbro Inc	178,109	11,596,677
Interactive Strength Inc (b)(c)	789	2,028
JAKKS Pacific Inc	11,836	320,519
Johnson Outdoors Inc Class A	7,601	204,467
Latham Group Inc (b)	53,283	314,903
Malibu Boats Inc Class A (b)	26,781	893,950
Marine Products Corp (c)	17,222	148,109
MasterCraft Boat Holdings Inc (b)	17,508	307,791
Mattel Inc (b)	457,620	9,747,306
Peloton Interactive Inc Class A (b)	493,455	3,715,716
Polaris Inc (c)	71,385	3,206,614
Sacks Parente Golf Inc (b)(c)	1,100	228
Smith & Wesson Brands Inc	61,264	665,327
Solo Brands Inc Class A (b)(c)	36,968	27,582
SRM Entertainment Inc (b)	10,756	4,373
Sturm Ruger & Co Inc	22,838	901,187
Topgolf Callaway Brands Corp (b)	192,107	1,254,459
Twin Vee PowerCats Co (b)(c)	10,521	4,471
YETI Holdings Inc (b)	115,250	4,107,510
		46,703,554
Specialty Retail - 2.0%
1-800-Flowers.com Inc Class A (b)(c)	35,248	243,211
Abercrombie & Fitch Co Class A (b)	69,398	7,147,300
Academy Sports & Outdoors Inc	95,555	4,738,572
Advance Auto Parts Inc	80,617	2,974,767
aka Brands Holding Corp (b)	874	12,472
America's Car-Mart Inc/TX (b)	10,472	438,358
American Eagle Outfitters Inc	237,693	3,111,401
Arhaus Inc Class A	72,653	691,657
Arko Corp	95,488	430,651
Asbury Automotive Group Inc (b)	26,586	7,135,682
AutoNation Inc (b)	35,480	6,470,488
AutoZone Inc (b)	22,958	80,192,524
BARK Inc (b)	163,015	275,495
Barnes & Noble Education Inc (b)	21,145	206,375
Bath & Body Works Inc	297,604	10,782,193
Best Buy Co Inc	265,478	23,869,127
Beyond Inc (b)(c)	55,132	352,293
Big 5 Sporting Goods Corp	30,147	34,368
Boot Barn Holdings Inc (b)	41,458	5,075,703
Brilliant Earth Group Inc Class A (b)	19,088	26,532
Buckle Inc/The	40,712	1,630,516
Build-A-Bear Workshop Inc (c)	16,422	671,988
Burlington Stores Inc (b)	85,522	21,323,200
Caleres Inc	48,065	776,730
Camping World Holdings Inc Class A	81,473	1,587,909
CarMax Inc (b)	210,323	17,450,499
Carparts Com Inc (b)	71,652	69,459
Carvana Co Class A (b)	160,583	37,431,897
Cato Corp/The Class A	22,299	68,458
Chewy Inc Class A (b)	223,906	8,342,738
Children's Place Inc/The (b)(c)	28,586	238,264
Citi Trends Inc (b)	10,316	254,083
Designer Brands Inc Class A (c)	55,162	221,751
Destination XL Group Inc (b)(c)	70,385	161,182
Dick's Sporting Goods Inc	78,571	17,686,332
Duluth Holdings Inc Class B (b)	17,876	49,159
Envela Corp (b)	8,780	55,577
EVgo Inc Class A (b)	137,491	364,351
Five Below Inc (b)	74,740	6,494,159
Floor & Decor Holdings Inc Class A (b)	145,667	14,075,802
Foot Locker Inc (b)	112,033	1,940,412
GameStop Corp Class A (b)(c)	551,928	13,820,277
Gap Inc/The	301,637	6,820,013
Genesco Inc (b)	13,995	511,797
Group 1 Automotive Inc	17,646	8,109,749
Grove Collaborative Holdings Class A (b)(c)	26,969	44,499
GrowGeneration Corp (b)	74,271	84,669
Guess? Inc (c)	37,987	385,948
Haverty Furniture Cos Inc (c)	18,711	427,172
Home Depot Inc/The	1,349,148	535,072,097
J Jill Inc (c)	9,804	232,355
Kirklands Inc (b)	16,430	22,509
Lands' End Inc (b)	16,010	188,598
Lazydays Holdings Inc (b)(c)	16,829	8,583
Leslie's Inc (b)	251,813	261,886
Lithia Motors Inc Class A	36,173	12,459,428
Lowe's Cos Inc	770,482	191,572,644
Lulu's Fashion Lounge Holdings Inc (b)	22,379	15,240
MarineMax Inc (b)	26,970	683,690
Monro Inc	40,915	728,696
Murphy USA Inc	25,024	11,742,262
National Vision Holdings Inc (b)	107,017	1,360,186
Nxu Inc Class A (b)	22,985	5,992
O'Reilly Automotive Inc (b)	78,406	107,701,618
ODP Corp/The (b)	41,028	638,396
OneWater Marine Inc Class A (b)(c)	17,038	282,149
Penske Automotive Group Inc	25,375	4,281,524
Petco Health & Wellness Co Inc Class A (b)	118,851	319,709
PetMed Express Inc (b)	28,208	124,679
RealReal Inc/The (b)	126,492	862,675
Rent the Runway Inc Class A (b)(c)	2,919	15,091
Revolve Group Inc Class A (b)	51,986	1,380,748
RH (b)	20,328	6,547,039
Ross Stores Inc	450,612	63,229,876
RumbleON Inc Class B (b)	30,851	129,883
Sally Beauty Holdings Inc (b)	138,364	1,248,043
Shoe Carnival Inc	24,098	533,530
Signet Jewelers Ltd	59,890	3,133,445
Sleep Number Corp (b)	30,370	427,306
Sonic Automotive Inc Class A	19,817	1,350,727
Sportsman's Warehouse Holdings Inc (b)	51,599	70,691
Stitch Fix Inc Class A (b)	141,926	671,310
Tandy Leather Factory Inc	5,702	18,817
ThredUp Inc Class A (b)	116,271	274,400
Tile Shop Holdings Inc (b)	31,558	238,894
Tilly's Inc Class A (b)	30,783	116,975
TJX Cos Inc/The	1,531,879	191,117,224
Torrid Holdings Inc (b)(c)	15,724	94,344
Tractor Supply Co (c)	725,566	40,160,078
Ulta Beauty Inc (b)	64,000	23,447,040
Upbound Group Inc	66,324	1,712,486
Urban Outfitters Inc (b)	76,448	4,448,509
Valvoline Inc (b)	174,734	6,444,190
Victoria's Secret & Co (b)	106,641	2,850,514
Warby Parker Inc Class A (b)	121,515	3,005,066
Wayfair Inc Class A (b)	135,270	5,349,929
Williams-Sonoma Inc	171,611	33,392,068
Winmark Corp	3,946	1,326,191
Xcel Brands Inc (b)	15,520	4,653
Zumiez Inc (b)	21,308	303,852
		1,576,915,594
Textiles, Apparel & Luxury Goods - 0.4%
Allbirds Inc Class A (b)(c)	7,182	47,186
Capri Holdings Ltd (b)	160,117	3,519,372
Carter's Inc (c)	49,087	2,025,820
Charles & Colvard Ltd (b)	2,446	3,008
Columbia Sportswear Co (c)	43,534	3,780,493
Crocs Inc (b)	79,182	7,884,152
Crown Crafts Inc	12,223	49,870
Culp Inc (b)	14,350	76,055
Deckers Outdoor Corp (b)	206,365	28,759,026
Figs Inc Class A (b)	175,725	803,063
Forward Industries Inc (b)(c)	1,084	5,181
Fossil Group Inc (b)	66,203	100,629
G-III Apparel Group Ltd (b)	52,494	1,421,013
Hanesbrands Inc (b)	478,141	2,883,190
Kontoor Brands Inc	67,421	4,385,062
Lakeland Industries Inc (c)	9,317	219,881
Levi Strauss & Co Class A	133,844	2,405,177
Lululemon Athletica Inc (b)	153,437	56,098,102
Movado Group Inc	21,731	419,626
NIKE Inc Class B	1,617,261	128,459,041
Oxford Industries Inc	20,100	1,246,803
PLBY Group Inc (b)	91,029	141,095
PVH Corp	75,799	5,672,797
Ralph Lauren Corp Class A	54,619	14,809,396
Rocky Brands Inc	10,131	206,065
Skechers USA Inc Class A (b)	178,759	10,902,511
Steven Madden Ltd	98,160	3,218,666
Superior Group of Cos Inc	15,374	219,694
Tapestry Inc	316,543	27,039,103
Under Armour Inc Class A (b)	187,658	1,277,951
Under Armour Inc Class C (b)	249,341	1,583,315
Unifi Inc (b)	21,224	120,340
Vera Bradley Inc (b)(c)	28,232	92,601
VF Corp	449,530	11,206,783
Vince Holding Corp (b)(c)	5,185	14,466
Wolverine World Wide Inc	108,787	1,608,960
		322,705,493
TOTAL CONSUMER DISCRETIONARY		8,268,455,350

Consumer Staples - 5.5%
Beverages - 1.1%
Boston Beer Co Inc/The Class A (b)	11,530	2,810,668
Brown-Forman Corp Class A	98,566	3,255,635
Brown-Forman Corp Class B (c)	221,358	7,329,163
Celsius Holdings Inc (b)(c)	213,672	5,489,234
Coca-Cola Co/The	5,263,997	374,849,227
Coca-Cola Consolidated Inc	7,979	11,307,200
Constellation Brands Inc Class A	211,604	37,136,502
Eastside Distilling Inc (b)(c)	3,563	2,735
Fresh Vine Wine Inc (b)	14,984	8,234
Keurig Dr Pepper Inc	1,578,457	52,909,879
MGP Ingredients Inc (c)	18,591	608,669
Molson Coors Beverage Co Class B	236,558	14,498,640
Monster Beverage Corp (b)	949,171	51,872,195
National Beverage Corp	30,564	1,217,364
PepsiCo Inc	1,862,206	285,792,755
Primo Brands Corp Class A	212,503	7,159,226
Splash Beverage Group Inc (b)(c)	56,309	9,009
Vita Coco Co Inc/The (b)	52,700	1,709,588
Willamette Valley Vineyards Inc (b)	4,591	28,281
Zevia PBC Class A (b)	71,578	174,650
		858,168,854
Consumer Staples Distribution & Retail - 2.1%
Albertsons Cos Inc	547,507	11,519,547
Andersons Inc/The	43,665	1,867,989
BJ's Wholesale Club Holdings Inc (b)	180,043	18,231,154
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	17,555	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	17,555	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	17,555	0
Casey's General Stores Inc	50,400	20,876,184
Chefs' Warehouse Inc/The (b)	46,698	2,922,361
Costco Wholesale Corp	601,824	631,078,665
Dollar General Corp	298,757	22,161,794
Dollar Tree Inc (b)	274,518	20,001,381
Grocery Outlet Holding Corp (b)	131,998	1,566,816
Guardian Pharmacy Services Inc Class A (b)	13,084	261,680
Healthy Choice Wellness Corp Class A	925	555
HF Foods Group Inc (b)	52,694	100,646
Ingles Markets Inc Class A	19,728	1,212,088
Kroger Co/The	904,079	58,602,401
Maison Solutions Inc (b)(c)	4,188	4,942
Mangoceuticals Inc (b)	1,796	7,417
Maplebear Inc (b)	219,847	9,033,513
Natural Grocers by Vitamin Cottage Inc	14,199	631,004
Performance Food Group Co (b)	211,497	18,006,855
PriceSmart Inc	33,705	3,012,890
Reborn Coffee Inc (b)	2,905	13,247
SpartanNash Co	46,034	929,426
Sprouts Farmers Market Inc (b)	135,791	20,151,384
Sysco Corp	667,203	50,400,515
Target Corp	625,784	77,747,404
United Natural Foods Inc (b)	81,350	2,586,117
US Foods Holding Corp (b)	316,192	22,664,643
Village Super Market Inc Class A	8,840	278,460
Walgreens Boots Alliance Inc	975,046	10,413,491
Walmart Inc	5,895,907	581,395,389
Weis Markets Inc	22,290	1,649,014
		1,589,328,972
Food Products - 0.6%
Alico Inc	7,321	215,018
Arcadia Biosciences Inc (b)	1,716	6,710
Archer-Daniels-Midland Co	649,471	30,655,031
B&G Foods Inc (c)	108,457	724,493
Barfresh Food Group Inc (b)	11,256	42,097
Benson Hill Inc Class A (b)(c)	4,983	4,161
Better Choice Co Inc (b)(c)	1,956	3,208
Beyond Meat Inc (b)(c)	87,938	277,884
BranchOut Food Inc (b)(c)	5,786	10,791
BRC Inc Class A (b)	61,507	158,688
Bridgford Foods Corp (b)	2,302	23,411
Bunge Global SA	189,655	14,070,504
Cal-Maine Foods Inc	55,297	4,998,296
Calavo Growers Inc	22,740	521,201
CIMG Inc (b)	1,357	813
Coffee Holding Co Inc (b)	6,707	39,504
Conagra Brands Inc	648,347	16,558,782
Darling Ingredients Inc (b)	215,990	7,795,079
Edible Garden AG Inc (b)(c)	15,097	2,400
Farmer Bros Co (b)	27,321	82,236
Flowers Foods Inc (c)	267,899	5,020,427
Fresh Del Monte Produce Inc	45,552	1,388,880
Freshpet Inc (b)	65,905	7,053,812
General Mills Inc	753,993	45,707,057
Hain Celestial Group Inc (b)	122,314	437,884
Hershey Co/The	200,692	34,661,515
Hormel Foods Corp	394,634	11,298,371
Ingredion Inc	88,412	11,547,491
J & J Snack Foods Corp	21,080	2,770,755
JM Smucker Co	144,506	15,972,248
John B Sanfilippo & Son Inc	12,200	862,174
Kellanova	364,873	30,247,972
Kraft Heinz Co/The	1,199,093	36,824,147
Laird Superfood Inc (b)	10,887	68,044
Lamb Weston Holdings Inc	193,654	10,044,833
Lancaster Colony Corp	26,194	5,007,114
Lifeway Foods Inc (b)	7,009	148,240
Limoneira Co	20,945	461,628
Local Bounti Corp (b)	4,430	10,145
Mama's Creations Inc (b)	45,779	279,939
McCormick & Co Inc/MD	342,386	28,284,507
Mission Produce Inc (b)	59,234	731,540
Mondelez International Inc	1,816,213	116,655,362
Pilgrim's Pride Corp	54,751	2,977,907
Post Holdings Inc (b)	64,103	7,276,332
Real Good Food Co Inc/The Class A (b)	1	0
Rocky Mountain Chocolate Factory Inc (b)	7,317	11,634
S&W Seed Co (b)	1,715	13,977
Sadot Group Inc (b)	5,248	18,106
Seaboard Corp	340	952,717
Seneca Foods Corp Class A (b)	6,364	516,757
Seneca Foods Corp Class B (b)	27	2,227
Simply Good Foods Co/The (b)	123,715	4,670,241
SOW GOOD INC (b)(c)	1,798	4,099
The Campbell's Company	266,706	10,684,242
Tootsie Roll Industries Inc Class A	22,197	687,885
TreeHouse Foods Inc (b)	62,465	1,966,398
Tyson Foods Inc Class A	388,250	23,815,255
Utz Brands Inc Class A	97,626	1,329,666
Vital Farms Inc (b)	41,657	1,379,263
Westrock Coffee Co (b)(c)	51,644	329,489
WK Kellogg Co (c)	90,097	1,785,723
		500,096,310
Household Products - 1.0%
Central Garden & Pet Co (b)(c)	56,595	1,997,238
Central Garden & Pet Co Class A	21,839	687,491
Church & Dwight Co Inc	332,733	36,999,910
Clorox Co/The	168,079	26,285,875
Colgate-Palmolive Co	1,109,338	101,138,345
Energizer Holdings Inc	88,470	2,718,683
Kimberly-Clark Corp	452,904	64,316,897
Oil-Dri Corp of America	13,970	616,217
Procter & Gamble Co/The	3,198,869	556,091,387
Reynolds Consumer Products Inc	74,258	1,817,836
Spectrum Brands Holdings Inc	38,063	2,947,599
WD-40 Co	18,410	4,392,994
		800,010,472
Personal Care Products - 0.1%
AXIL Brands Inc (b)	4,173	34,037
Beauty Health Co/The Class A (b)	108,168	159,007
BellRing Brands Inc (b)	175,346	12,849,355
Coty Inc Class A (b)	495,451	2,819,116
Edgewell Personal Care Co	67,283	2,117,396
elf Beauty Inc (b)(c)	76,515	5,375,179
Estee Lauder Cos Inc/The Class A	317,047	22,798,850
FitLife Brands Inc (b)	5,105	76,626
Herbalife Ltd (b)	136,791	1,135,365
Honest Co Inc/The (b)	97,160	524,664
Interparfums Inc	24,324	3,379,090
Kenvue Inc	2,603,811	61,449,940
Lifevantage Corp (c)	14,160	243,127
Mannatech Inc (b)	1,540	17,402
Medifast Inc (b)	14,395	206,712
Natural Alternatives International Inc (b)	5,740	22,845
Nature's Sunshine Products Inc (b)	16,300	237,491
Nu Skin Enterprises Inc Class A	67,340	533,333
Olaplex Holdings Inc (b)	161,342	233,946
Safety Shot Inc (b)(c)	61,858	30,750
Synergy CHC Corp (b)	1,471	5,649
United-Guardian Inc	4,127	42,797
Upexi Inc (b)(c)	1,015	3,247
USANA Health Sciences Inc (b)	14,834	438,938
		114,734,862
Tobacco - 0.6%
22nd Century Group Inc (b)(c)	353	678
Altria Group Inc	2,301,837	128,557,596
Ispire Technology Inc (b)	26,031	123,387
Philip Morris International Inc	2,111,755	327,913,316
Turning Point Brands Inc	23,920	1,681,576
Universal Corp/VA	33,375	1,789,234
		460,065,787
TOTAL CONSUMER STAPLES		4,322,405,257

Energy - 3.4%
Energy Equipment & Services - 0.3%
Archrock Inc	237,752	6,447,834
Aris Water Solutions Inc Class A	36,244	1,140,236
Atlas Energy Solutions Inc (c)	97,691	1,893,252
Baker Hughes Co Class A	1,343,979	59,928,024
Bristow Group Inc (b)	33,202	1,229,802
Cactus Inc Class A	90,525	4,756,184
ChampionX Corp	258,709	7,709,528
Core Laboratories Inc (c)	63,737	932,472
Dawson Geophysical Co (c)	7,613	10,505
DMC Global Inc (b)	23,626	200,348
Drilling Tools International Corp (b)	8,313	26,851
Energy Services of America Corp (c)	15,122	161,352
Expro Group Holdings NV (b)	143,655	1,708,058
Forum Energy Technologies Inc (b)	14,417	269,021
Geospace Technologies Corp (b)	16,138	130,395
Gulf Island Fabrication Inc (b)	16,332	106,158
Halliburton Co	1,193,486	31,472,226
Helix Energy Solutions Group Inc (b)	193,859	1,671,065
Helmerich & Payne Inc	135,308	3,587,015
Innovex International Inc (b)	51,198	937,435
KLX Energy Services Holdings Inc (b)(c)	18,804	87,815
Kodiak Gas Services Inc	53,223	2,288,589
Liberty Energy Inc Class A	222,176	3,836,980
Mammoth Energy Services Inc (b)	31,115	76,232
MIND Technology Inc (b)	10,939	88,168
Nabors Industries Ltd (b)(c)	12,132	487,585
Natural Gas Services Group Inc (b)	12,964	333,304
NCS Multistage Holdings Inc (b)	1,061	28,573
Nine Energy Service Inc (b)(c)	29,075	31,692
Noble Corp PLC (c)	178,955	4,634,935
NOV Inc	528,120	7,879,550
NPK International Inc (b)	116,968	713,505
Oceaneering International Inc (b)	137,106	3,028,672
Oil States International Inc (b)	80,516	438,007
Patterson-UTI Energy Inc	482,176	4,006,883
ProFrac Holding Corp Class A (b)(c)	30,525	219,475
ProPetro Holding Corp (b)	107,401	906,464
Ranger Energy Services Inc Class A	20,771	347,083
RPC Inc (c)	113,073	630,947
Schlumberger NV	1,918,250	79,914,295
SEACOR Marine Holdings Inc (b)	33,525	194,110
Select Water Solutions Inc Class A	127,477	1,546,296
Smart Sand Inc	40,282	87,009
Solaris Energy Infrastructure Inc Class A	47,181	1,611,231
TETRA Technologies Inc (b)	161,030	610,304
Tidewater Inc (b)	65,402	2,983,639
Transocean Ltd (b)(c)	1,057,883	3,120,755
Valaris Ltd (b)	88,902	3,173,801
Weatherford International PLC	98,690	6,109,898
		253,733,558
Oil, Gas & Consumable Fuels - 3.1%
Aemetis Inc (b)(c)	61,435	110,583
American Carbon Corp (d)	18,740	0
American Resources Corp (b)(c)	70,285	45,193
Amplify Energy Corp (b)	49,934	242,180
Antero Midstream Corp	457,572	7,755,845
Antero Resources Corp (b)	397,170	14,576,139
APA Corp (c)	502,897	10,409,968
Barnwell Industries Inc (b)	6,293	9,193
Battalion Oil Corp (b)	5,574	8,472
Berry Corp	107,123	435,991
California Resources Corp	97,132	4,334,030
Calumet Inc (c)	93,315	1,337,204
Centrus Energy Corp Class A (b)(c)	19,589	1,777,310
Cheniere Energy Inc	304,706	69,643,603
Chevron Corp	2,270,165	360,093,573
Chord Energy Corp	83,188	9,508,388
Civitas Resources Inc	121,043	4,640,789
Clean Energy Fuels Corp (b)	239,095	487,754
Clean Energy Technologies Inc (b)	22,820	10,372
CNX Resources Corp (b)	202,656	5,856,758
Comstock Inc (b)(c)	25,978	62,347
Comstock Resources Inc (b)(c)	122,912	2,209,958
ConocoPhillips	1,757,096	174,216,068
Core Natural Resources Inc	68,902	5,115,974
Coterra Energy Inc (c)	1,000,464	27,002,523
Crescent Energy Co Class A	237,238	2,993,944
CVR CHC LP	46,663	859,532
Delek US Holdings Inc	85,818	1,398,833
Devon Energy Corp	892,514	32,326,857
Diamondback Energy Inc	253,887	40,357,878
Dorian LPG Ltd (c)	49,429	1,006,374
DT Midstream Inc	131,905	12,674,751
Empire Petroleum Corp (b)(c)	35,478	244,798
EOG Resources Inc	764,024	96,985,207
EON Resources Inc Class A (b)	9,629	5,295
Epsilon Energy Ltd	30,047	198,310
Eqt Corp	810,392	39,036,583
Evolution Petroleum Corp (c)	41,382	208,565
Excelerate Energy Inc Class A	22,302	684,225
Expand Energy Corp	285,485	28,228,757
Exxon Mobil Corp	5,969,961	664,635,759
FutureFuel Corp	35,886	162,205
Gevo Inc (b)(c)	314,149	442,950
Granite Ridge Resources Inc (c)	73,538	431,668
Green Plains Inc (b)	87,975	516,413
Gulfport Energy Corp (b)	16,807	2,853,829
Hallador Energy Co (b)	43,978	424,827
Hess Corp	375,340	55,903,140
HF Sinclair Corp	217,379	7,666,957
HighPeak Energy Inc Class A (c)	34,488	445,585
Houston American Energy Corp (b)(c)	16,748	19,093
International Seaways Inc	54,942	1,831,217
Kinder Morgan Inc	2,625,151	71,141,592
Kinetik Holdings Inc Class A	51,143	2,983,683
Lightbridge Corp (b)(c)	21,422	232,429
Magnolia Oil & Gas Corp Class A (c)	259,505	6,075,012
Marathon Petroleum Corp	436,549	65,560,929
Matador Resources Co	157,589	8,248,208
Mexco Energy Corp	1,277	14,443
Murphy Oil Corp	186,511	4,940,676
NACCO Industries Inc Class A	4,878	157,462
New Fortress Energy Inc Class A (c)	143,497	1,434,970
NextDecade Corp (b)	187,037	1,537,444
NextNRG Inc (b)	1,679	4,768
Northern Oil & Gas Inc	135,018	4,253,067
Occidental Petroleum Corp	917,578	44,814,510
ONEOK Inc	842,677	84,596,344
OPAL Fuels Inc Class A (b)	30,519	76,298
Ovintiv Inc	353,698	15,371,715
Par Pacific Holdings Inc (b)	76,036	1,092,637
PBF Energy Inc Class A (c)	133,008	2,850,361
Peabody Energy Corp	165,172	2,277,722
PEDEVCO Corp (b)	36,401	27,665
Permian Resources Corp Class A	865,233	12,191,133
Phillips 66	560,971	72,752,329
PHX Minerals Inc Class A	39,218	158,441
Prairie Operating Co (b)(c)	23,127	167,439
PrimeEnergy Resources Corp (b)	729	142,811
Range Resources Corp	327,603	12,160,623
REX American Resources Corp (b)	20,891	806,810
Riley Exploration Permian Inc	12,301	388,220
Ring Energy Inc (b)	153,907	197,001
Sable Offshore Corp (b)(c)	85,900	2,436,983
SandRidge Energy Inc	43,343	507,113
Sitio Royalties Corp Class A	108,067	2,161,340
SM Energy Co	155,423	5,083,886
Stabilis Solutions Inc (b)	5,458	29,855
Summit Midstream Corp	12,441	560,094
Talos Energy Inc (b)	168,504	1,516,536
Targa Resources Corp	296,091	59,727,477
Texas Pacific Land Corp (c)	25,589	36,539,813
Trio Petroleum Corp (b)(c)	2,519	3,527
Uranium Energy Corp (b)	558,662	3,128,507
US Energy Corp (b)(c)	12,536	20,559
VAALCO Energy Inc (c)	142,275	569,100
Valero Energy Corp	430,058	56,221,482
Verde Clean Fuels Inc Class A (b)	4,702	19,419
Viper Energy Inc Class A	173,427	8,076,495
Vital Energy Inc (b)(c)	36,553	976,331
Vitesse Energy Inc (c)	33,893	871,389
Vivakor Inc (b)(c)	17,736	14,544
W&T Offshore Inc (c)	130,792	218,423
Williams Cos Inc/The	1,655,634	96,324,786
World Kinect Corp	78,848	2,360,709
		2,386,458,877
TOTAL ENERGY		2,640,192,435

Financials - 15.0%
Banks - 3.9%
1895 Bancorp of Wisconsin Inc (b)	7,732	78,402
1st Source Corp	22,920	1,487,508
ACNB Corp	11,585	474,637
Affinity Bancshares Inc	6,789	134,015
Amalgamated Financial Corp	28,282	917,751
Amerant Bancorp Inc Class A	48,212	1,106,948
Ameris Bancorp	87,690	5,663,020
AmeriServ Financial Inc	20,071	52,185
Ames National Corp	12,307	231,002
Arrow Financial Corp	19,702	532,545
Associated Banc-Corp	218,460	5,428,731
Atlantic Union Bankshares Corp (c)	122,087	4,354,843
Auburn National BanCorp Inc	3,079	66,137
Axos Financial Inc (b)	74,135	4,952,218
Banc of California Inc	187,128	2,782,593
BancFirst Corp	26,979	3,220,213
Bancorp Inc/The (b)	65,775	3,671,561
Bank First Corp	12,196	1,277,409
Bank of America Corp	9,066,928	417,985,382
Bank of Hawaii Corp (c)	54,077	3,905,441
Bank of Marin Bancorp	19,575	477,239
Bank of the James Financial Group Inc	5,446	71,506
Bank OZK	143,425	6,885,834
Bank7 Corp	5,528	227,864
BankFinancial Corp	14,702	194,654
BankUnited Inc	101,511	3,814,783
Bankwell Financial Group Inc	8,918	282,611
Banner Corp	46,774	3,226,471
Bar Harbor Bankshares	20,814	668,546
BayCom Corp	13,804	379,610
Bayfirst Financial Corp	4,927	90,952
BCB Bancorp Inc	20,438	207,037
Berkshire Hills Bancorp Inc	57,190	1,629,343
Blue Foundry Bancorp (b)	25,235	250,584
Blue Ridge Bankshares Inc (b)	58,452	214,519
Bogota Financial Corp (b)	4,553	36,242
BOK Financial Corp	30,399	3,312,275
Bridgewater Bancshares Inc (b)	25,982	376,739
Broadway Financial Corp/DE (b)	6,438	48,864
Brookline Bancorp Inc	121,168	1,429,782
Burke & Herbert Financial Services Corp	17,920	1,117,491
Business First Bancshares Inc	38,211	1,013,738
BV Financial Inc (b)	13,011	204,143
Byline Bancorp Inc	33,450	954,663
C&F Financial Corp	4,080	325,176
Cadence Bank	248,571	8,242,614
California BanCorp (b)	30,630	489,774
Camden National Corp	19,783	870,056
Capital Bancorp Inc	16,851	514,124
Capital City Bank Group Inc	18,604	690,208
Capitol Federal Financial Inc	165,994	982,684
Carter Bankshares Inc (b)	30,995	537,453
Carver Bancorp Inc (b)	5,074	8,474
Catalyst Bancorp Inc (b)	5,402	63,203
Cathay General Bancorp	96,741	4,541,990
CB Financial Services Inc	6,391	178,692
Central Pacific Financial Corp	36,889	1,071,257
Central Plains Bancshares Inc (b)	4,597	67,990
CF Bankshares Inc Class A	5,408	128,981
CFSB Bancorp Inc (b)	1,911	14,791
Chain Bridge Bancorp Inc Class A	2,989	73,320
Chemung Financial Corp	4,685	241,980
ChoiceOne Financial Services Inc (c)	10,941	347,814
Citigroup Inc	2,568,792	205,374,920
Citizens & Northern Corp	21,107	450,634
Citizens Community Bancorp Inc/WI	11,842	181,656
Citizens Financial Group Inc	598,622	27,398,929
Citizens Financial Services Inc	6,046	365,602
City Holding Co	19,955	2,374,445
Civista Bancshares Inc	21,343	439,879
CNB Financial Corp/PA	28,178	703,041
Coastal Financial Corp/WA Class A (b)	14,885	1,469,596
Colony Bankcorp Inc	20,460	345,160
Columbia Banking System Inc	285,051	7,619,413
Columbia Financial Inc (b)	36,422	578,017
Comerica Inc	178,695	11,495,449
Commerce Bancshares Inc/MO	166,246	10,814,302
Community Financial System Inc	71,400	4,518,906
Community Trust Bancorp Inc	20,888	1,140,276
Community West Bancshares	23,251	448,512
Connectone Bancorp Inc	48,310	1,233,354
CrossFirst Bankshares Inc (b)	58,628	937,462
Cullen/Frost Bankers Inc	87,112	11,936,957
Customers Bancorp Inc (b)	39,555	2,135,970
CVB Financial Corp	178,523	3,600,809
Dime Community Bancshares Inc	53,367	1,654,377
Eagle Bancorp Inc	41,146	957,056
Eagle Bancorp Montana Inc	10,167	181,786
East West Bancorp Inc	188,332	17,784,191
Eastern Bankshares Inc	259,408	4,640,809
ECB Bancorp Inc/MD (b)	10,376	155,640
Enterprise Bancorp Inc/MA	12,751	550,206
Enterprise Financial Services Corp	50,419	2,978,755
Equity Bancshares Inc Class A	17,931	769,957
Esquire Financial Holdings Inc	8,832	681,124
ESSA Bancorp Inc	11,211	235,431
Evans Bancorp Inc	7,474	324,446
Farmers & Merchants Bancorp Inc/Archbold OH	16,927	435,024
Farmers National Banc Corp	51,402	744,815
FB Bancorp Inc	26,514	296,427
FB Financial Corp	47,374	2,393,334
Fidelity D&D Bancorp Inc	6,444	289,013
Fifth District Bancorp Inc	6,599	82,488
Fifth Third Bancorp	910,771	39,591,215
Financial Institutions Inc	20,959	587,271
Finward Bancorp	5,051	136,326
Finwise Bancorp (b)	11,647	230,960
First Bancorp Inc/The	12,221	320,923
First Bancorp/Southern Pines NC	56,131	2,355,257
First Bancshares Inc/The	38,587	1,376,398
First Bank/Hamilton NJ	26,583	406,188
First Busey Corp	72,814	1,746,808
First Business Financial Services Inc	9,803	520,931
First Capital Inc	4,597	170,319
First Citizens BancShares Inc/NC Class A	15,695	32,144,302
First Commonwealth Financial Corp	138,020	2,269,049
First Community Bankshares Inc	22,122	927,797
First Community Corp/SC	10,343	257,851
First Financial Bancorp	129,795	3,557,681
First Financial Bankshares Inc	174,659	6,577,658
First Financial Corp/IN	14,435	746,434
First Financial Northwest Inc	10,712	228,166
First Foundation Inc	103,781	528,245
First Guaranty Bancshares Inc	8,464	72,283
First Hawaiian Inc	173,835	4,677,900
First Horizon Corp	720,044	15,509,748
First Interstate BancSystem Inc Class A	116,887	3,588,431
First Interstate Bank of Calif	10,878	322,750
First Merchants Corp	79,670	3,489,546
First Mid Bancshares Inc	27,597	1,051,446
First National Corp/VA (c)	11,434	280,476
First Northwest Bancorp	10,350	111,884
First of Long Island Corp/The	29,363	386,711
First Savings Financial Group Inc	7,569	193,918
First Seacoast Bancorp Inc (b)	4,929	53,726
First United Corp	7,953	284,638
First US Bancshares Inc	6,817	93,052
First Western Financial Inc (b)	9,980	198,502
Firstsun Capital Bancorp (b)	15,002	596,780
Five Star Bancorp	21,706	661,165
Flagstar Financial Inc (c)	411,595	4,939,140
Flushing Financial Corp	39,539	566,594
FNB Corp/PA	492,318	7,305,999
Franklin Financial Services Corp	5,648	212,873
FS Bancorp Inc	9,479	373,567
Fulton Financial Corp	247,282	4,901,129
FVCBankcorp Inc (b)	20,793	245,565
German American Bancorp Inc	40,285	1,608,177
Glacier Bancorp Inc	154,002	7,521,458
Glen Burnie Bancorp	3,248	15,980
Great Southern Bancorp Inc	11,714	691,243
Greene County Bancorp Inc	9,414	243,823
Guaranty Bancshares Inc/TX	12,420	502,389
Hancock Whitney Corp	116,858	6,676,098
Hanmi Financial Corp	40,906	982,153
Hanover Bancorp Inc/NY	5,865	141,171
Harborone Northeast Bancorp Inc	51,353	595,181
Hawthorn Bancshares Inc	8,773	269,682
HBT Financial Inc	17,246	431,150
Heritage Commerce Corp	83,817	889,298
Heritage Financial Corp Wash	46,441	1,173,564
Hilltop Holdings Inc	62,429	1,997,104
Hingham Institution For Savings The	2,435	632,394
Home Bancorp Inc	9,386	441,142
Home BancShares Inc/AR	251,019	7,518,019
Home Federal Bancorp Inc of Louisiana	2,451	31,667
HomeStreet Inc (b)	23,640	237,346
HomeTrust Bancshares Inc	18,711	687,068
Hope Bancorp Inc	164,494	1,796,274
Horizon Bancorp Inc/IN	59,272	1,009,995
Huntington Bancshares Inc/OH	1,973,546	32,504,303
IF Bancorp Inc	3,025	73,598
Independent Bank Corp	57,755	3,959,683
Independent Bank Corp/MI	28,430	966,051
International Bancshares Corp	72,655	4,867,885
Investar Holding Corp	11,418	213,859
John Marshall Bancorp Inc	16,972	316,528
JPMorgan Chase & Co	3,824,079	1,012,042,508
Kearny Financial Corp/MD	77,173	539,439
Kentucky First Federal Bancorp (b)	3,047	9,263
KeyCorp	1,346,217	23,316,478
Lake Shore Bancorp Inc	2,609	42,188
Lakeland Financial Corp	34,727	2,306,220
Landmark Bancorp Inc/Manhattan KS	5,611	135,506
LCNB Corp	18,000	278,820
LINKBANCORP Inc	36,793	280,363
Live Oak Bancshares Inc	46,050	1,464,851
M&T Bank Corp	225,387	43,211,196
Magyar Bancorp Inc	7,296	108,710
MainStreet Bancshares Inc	8,169	134,625
Mercantile Bank Corp	21,943	1,057,872
Meridian Corp	12,207	186,645
Metrocity Bankshares Inc	24,752	749,491
Metropolitan Bank Holding Corp (b)	13,200	797,676
Mid Penn Bancorp Inc	25,061	711,732
Middlefield Banc Corp (c)	9,755	261,434
Midland States Bancorp Inc	29,361	569,016
MidWestOne Financial Group Inc	27,127	826,017
MVB Financial Corp	16,278	300,980
National Bank Holdings Corp Class A	51,646	2,162,418
National Bankshares Inc VA	8,729	245,459
NB Bancorp Inc (b)	51,950	1,003,674
Nbt Bancorp Inc	64,058	3,058,770
Nicolet Bankshares Inc	18,069	2,165,931
Northeast Bank	9,171	920,952
Northeast Community Bancorp Inc	18,008	418,866
Northfield Bancorp Inc	50,670	596,893
Northrim BanCorp Inc	7,497	617,003
Northwest Bancshares Inc	173,949	2,195,236
Norwood Financial Corp	9,918	256,281
NSTS Bancorp Inc (b)	5,366	66,538
Oak Valley Bancorp	9,049	244,956
OceanFirst Financial Corp	79,453	1,430,949
Ohio Valley Banc Corp	5,169	162,824
Old National Bancorp/IN (c)	433,058	10,285,128
Old Point Financial Corp	6,018	184,692
Old Second Bancorp Inc	60,779	1,114,687
OP Bancorp	14,973	197,644
OptimumBank Holdings Inc (b)	11,540	50,776
Orange County Bancorp Inc	12,206	311,863
Origin Bancorp Inc	39,721	1,537,997
Orrstown Financial Services Inc	26,233	878,806
Pacific Premier Bancorp Inc	131,215	3,134,726
Park National Corp	19,756	3,288,189
Parke Bancorp Inc	13,409	267,778
Pathfinder Bancorp Inc	3,275	56,003
Pathward Financial Inc	33,699	2,612,009
Patriot National Bancorp Inc (b)(c)	3,978	4,336
PB Bankshares Inc (b)	1,389	22,335
PCB Bancorp	15,571	305,970
Peapack-Gladstone Financial Corp	21,062	681,566
Penns Woods Bancorp Inc	9,647	294,812
Peoples Bancorp Inc/OH	47,541	1,521,312
Peoples Bancorp of North Carolina Inc	6,562	173,368
Peoples Financial Services Corp	12,927	631,225
Pinnacle Financial Partners Inc	103,866	11,867,729
Pioneer Bancorp Inc/NY (b)	13,183	156,878
Plumas Bancorp	7,428	341,391
PNC Financial Services Group Inc/The	538,929	103,431,254
Ponce Financial Group Inc (b)	29,712	389,821
Preferred Bank/Los Angeles CA	16,867	1,496,946
Premier Financial Corp	48,791	1,368,100
Primis Financial Corp	27,060	284,401
Princeton Bancorp Inc	6,860	224,871
Prosperity Bancshares Inc	129,352	9,929,060
Provident Bancorp Inc (b)	23,771	285,965
Provident Financial Holdings Inc	7,979	122,079
Provident Financial Services Inc	177,465	3,238,736
QCR Holdings Inc	22,749	1,713,682
RBB Bancorp	18,131	321,100
Red River Bancshares Inc	6,417	362,240
Regions Financial Corp (c)	1,234,811	29,277,369
Renasant Corp	86,370	3,126,594
Republic Bancorp Inc/KY Class A	12,857	872,090
Rhinebeck Bancorp Inc (b)	4,982	51,066
Richmond Mutual BanCorp Inc	13,973	179,413
Riverview Bancorp Inc	26,052	134,689
S&T Bancorp Inc	52,068	2,094,175
Sandy Spring Bancorp Inc	61,267	1,958,706
SB Financial Group Inc	9,131	193,395
Seacoast Banking Corp of Florida	114,966	3,251,238
ServisFirst Bancshares Inc	68,140	6,227,996
Shore Bancshares Inc	41,207	623,668
Sierra Bancorp	17,142	526,602
Simmons First National Corp Class A	170,425	3,744,237
SmartFinancial Inc	19,163	665,339
Sound Financial Bancorp Inc	3,043	153,580
South Plains Financial Inc	16,379	577,196
Southern First Bancshares Inc (b)	10,307	352,087
Southern Missouri Bancorp Inc	12,650	737,495
Southern States Bancshares Inc	10,084	327,528
Southside Bancshares Inc	38,909	1,196,452
SouthState Corp	133,281	13,434,725
SR Bancorp Inc (b)	12,328	148,676
Stellar Bancorp Inc	64,560	1,878,050
Sterling Bancorp Inc/MI (b)	25,162	118,261
Stock Yards Bancorp Inc	36,717	2,675,201
Summit State Bank	6,705	56,523
Synovus Financial Corp	192,388	9,981,089
Territorial Bancorp Inc	9,064	76,228
Texas Capital Bancshares Inc (b)	62,645	4,958,978
Texas Community Bancshares Inc	1,092	18,444
TFS Financial Corp	83,002	1,094,796
Third Coast Bancshares Inc (b)	17,248	617,823
Timberland Bancorp Inc/WA	9,798	313,732
Tompkins Financial Corp	17,045	1,174,230
Towne Bank/Portsmouth VA	93,843	3,460,930
TriCo Bancshares	44,841	1,960,449
Triumph Financial Inc (b)	29,747	2,048,081
Truist Financial Corp	1,803,061	83,571,877
TrustCo Bank Corp NY	25,912	855,355
Trustmark Corp	82,870	3,032,213
UMB Financial Corp	92,348	10,188,755
Union Bankshares Inc/Morrisville VT	5,155	150,526
United Bancorp Inc/OH	6,913	96,989
United Bankshares Inc/WV	183,342	6,625,980
United Community Banks Inc/GA	162,094	5,224,290
United Security Bancshares/Fresno CA	18,760	182,535
Unity Bancorp Inc	8,238	391,223
Univest Financial Corp	39,375	1,203,300
US Bancorp	2,119,231	99,391,934
USCB Financial Holdings Inc	13,940	271,551
Valley National Bancorp	645,459	6,351,317
Veritex Holdings Inc	74,021	1,949,713
Village Bank and Trust Financial Corp	827	65,573
Virginia National Bankshares Corp	6,471	235,415
WaFd Inc	110,412	3,267,091
Washington Trust Bancorp Inc	23,309	748,685
Webster Financial Corp	232,852	13,114,225
Wells Fargo & Co	4,522,451	354,198,362
WesBanco Inc	90,872	3,186,881
West BanCorp Inc	20,396	461,358
Westamerica BanCorp	36,314	1,892,686
Western Alliance Bancorp	148,156	12,877,720
Western New England Bancorp Inc	24,872	242,005
William Penn Bancorp	9,671	116,149
Wintrust Financial Corp	90,243	11,232,546
WSFS Financial Corp	79,871	4,336,197
Zions Bancorp NA	200,604	10,840,640
		3,063,896,142
Capital Markets - 3.4%
Acadian Asset Management Inc	37,838	933,085
Affiliated Managers Group Inc	41,015	7,007,413
AlTi Global Inc Class A (b)	85,237	294,920
Ameriprise Financial Inc	131,764	70,796,797
Ares Management Corp Class A	253,220	43,285,427
Artisan Partners Asset Management Inc Class A (c)	95,525	4,033,066
Associated Capital Group Inc Class A	3,101	115,543
AtlasClear Holdings Inc (c)	442	1,436
B Riley Financial Inc (c)	22,737	145,176
Bakkt Holdings Inc Class A (b)(c)	8,803	105,108
Bank of New York Mellon Corp/The	987,524	87,840,260
Beneficient Class A (b)	5,310	2,166
BGC Group Inc Class A	502,966	4,979,363
Binah Capital Group Inc (c)	4,821	11,570
Blackrock Inc	197,750	193,355,995
Blackstone Inc	980,705	158,050,418
Blue Owl Capital Inc Class A	710,667	15,300,661
Bridge Investment Group Holdings Inc Class A	50,647	531,287
CaliberCos Inc Class A (b)	8,199	4,923
Carlyle Group Inc/The	286,572	14,282,748
Cboe Global Markets Inc	142,222	29,980,398
Charles Schwab Corp/The	2,315,111	184,120,778
CME Group Inc Class A	489,534	124,229,043
Cohen & Co Inc	1,258	11,926
Cohen & Steers Inc (c)	36,431	3,184,069
Coinbase Global Inc Class A (b)	278,334	60,014,377
Diamond Hill Investment Group Inc	3,752	548,317
DigitalBridge Group Inc Class A	212,880	2,420,446
Dominari Holdings Inc (c)	5,513	43,001
Donnelley Financial Solutions Inc (b)	36,058	1,787,395
Ellington Credit Co (c)	40,617	262,792
Evercore Inc Class A	48,074	11,624,293
FactSet Research Systems Inc	51,592	23,822,090
Federated Hermes Inc Class B	107,909	4,181,474
Forge Global Holdings Inc Class A (b)	156,075	156,075
Franklin Resources Inc	420,151	8,508,058
GCM Grosvenor Inc Class A (c)	60,839	859,047
Goldman Sachs Group Inc/The	426,341	265,307,741
Great Elm Group Inc (b)	30,052	56,798
Hamilton Lane Inc Class A	56,731	8,868,190
Hennessy Advisors Inc	5,775	64,276
Heritage Global Inc (b)	43,253	90,399
Houlihan Lokey Inc Class A	72,773	12,615,200
Innventure Inc	35,766	311,164
Interactive Brokers Group Inc Class A	147,895	30,229,738
Intercontinental Exchange Inc	779,865	135,096,014
Invesco Ltd	610,690	10,619,899
Janus Henderson Group PLC	172,791	7,291,780
Jefferies Financial Group Inc	220,289	14,583,132
KKR & Co Inc Class A	916,879	124,319,624
Lazard Inc Class A	153,173	7,681,626
LPL Financial Holdings Inc	101,700	37,805,958
MarketAxess Holdings Inc	51,231	9,876,824
MarketWise Inc Class A	52,791	32,155
Marygold Cos Inc/The (b)	7,204	7,492
Moelis & Co Class A	95,885	6,773,316
Moody's Corp	211,632	106,649,830
Morgan Stanley	1,684,880	224,274,377
Morningstar Inc	36,673	11,505,054
MSCI Inc	106,437	62,852,113
Nasdaq Inc	561,896	46,513,751
Netcapital Inc (b)(c)	1,044	2,119
Northern Trust Corp	269,227	29,674,200
Open Lending Corp (b)	142,853	697,123
Oppenheimer Holdings Inc Class A	8,008	528,528
P10 Inc Class A	59,578	760,811
Perella Weinberg Partners Class A	77,371	1,788,044
Piper Sandler Cos	21,511	6,230,016
PJT Partners Inc Class A (c)	32,178	5,124,668
Raymond James Financial Inc	248,511	38,437,196
Robinhood Markets Inc Class A (b)	964,545	48,323,705
S&P Global Inc	431,243	230,171,639
SEI Investments Co	132,994	10,646,170
Siebert Financial Corp (b)	26,654	69,300
Silvercrest Asset Management Group Inc Class A	12,978	235,291
State Street Corp	398,143	39,507,730
StepStone Group Inc Class A	85,859	5,165,277
Stifel Financial Corp	138,949	14,754,994
StoneX Group Inc (b)	38,472	4,642,416
T Rowe Price Group Inc	301,864	31,913,062
TPG Inc Class A	120,444	6,643,691
Tradeweb Markets Inc Class A	157,872	21,371,133
US Global Investors Inc Class A	15,434	37,350
Value Line Inc	1,108	45,362
Victory Capital Holdings Inc Class A	61,850	3,960,874
Virtu Financial Inc Class A	109,671	4,009,572
Virtus Invt Partners Inc	8,961	1,682,607
Westwood Holdings Group Inc	8,364	132,151
WisdomTree Inc (c)	155,228	1,415,679
		2,688,228,100
Consumer Finance - 0.7%
Ally Financial Inc	372,669	13,826,020
American Express Co	755,900	227,495,665
Atlanticus Holdings Corp (b)	6,358	349,245
Bread Financial Holdings Inc	67,523	3,646,242
Capital One Financial Corp	518,206	103,926,214
Consumer Portfolio Services Inc (b)	11,100	111,000
Credit Acceptance Corp (b)	8,544	4,206,980
Dave Inc Class A (b)	10,082	1,014,854
Discover Financial Services	341,054	66,570,330
Encore Capital Group Inc (b)(c)	31,967	1,205,635
Enova International Inc (b)	35,534	3,672,084
EZCORP Inc Class A (b)	70,115	964,782
FirstCash Holdings Inc	52,905	5,940,173
Green Dot Corp Class A (b)	73,174	559,781
Janover Inc (b)(c)	695	2,759
Katapult Holdings Inc Class A (b)	5,362	60,483
LendingClub Corp (b)	152,711	1,953,174
Lendingtree Inc (b)	14,882	601,084
Medallion Financial Corp (c)	24,053	200,602
Moneylion Inc Class A (b)	8,746	761,952
Navient Corp	104,623	1,497,155
Nelnet Inc Class A	23,561	2,883,631
NerdWallet Inc Class A (b)	47,837	487,937
Old Market Capital Corp (b)	8,531	54,684
OneMain Holdings Inc	162,257	8,719,691
Oportun Financial Corp (b)	40,474	285,746
OppFi Inc Class A (c)	26,539	261,675
PRA Group Inc (b)	53,492	1,119,588
PROG Holdings Inc	56,504	1,603,018
Regional Management Corp	12,609	423,032
SLM Corp	288,390	8,706,494
SoFi Technologies Inc Class A (b)	1,474,057	21,329,605
Synchrony Financial	528,871	32,091,892
Upstart Holdings Inc (b)(c)	107,793	7,186,559
World Acceptance Corp (b)	4,379	590,464
		524,310,230
Financial Services - 4.6%
Acacia Research Corp (b)	48,777	204,863
Affirm Holdings Inc Class A (b)	336,102	21,560,943
Alerus Financial Corp	31,770	647,155
Apollo Global Management Inc	607,173	90,632,714
AppTech Payments Corp (b)	32,622	13,669
AvidXchange Holdings Inc (b)	254,326	1,932,878
Berkshire Hathaway Inc Class B (b)	2,489,703	1,279,284,092
Better Home & Finance Holding Co Class A (b)	8,040	92,219
Block Inc Class A (b)	760,333	49,649,745
Cannae Holdings Inc	75,425	1,511,517
Cantaloupe Inc (b)	79,530	780,985
Cass Information Systems Inc	16,470	719,904
Corebridge Financial Inc	355,537	12,330,023
Corpay Inc (b)	94,673	34,749,725
Enact Holdings Inc	39,705	1,365,058
Equitable Holdings Inc	425,487	23,410,295
Essent Group Ltd	144,376	8,318,945
Euronet Worldwide Inc (b)	56,096	5,747,596
Federal Agricultural Mortgage Corp Class A	23	3,688
Federal Agricultural Mortgage Corp Class C	13,627	2,848,997
Fidelity National Information Services Inc	731,305	52,010,412
Finance of America Cos Inc Class A (b)(c)	10,681	241,711
Fiserv Inc (b)	772,737	182,126,384
FlexShopper Inc (b)	28,368	41,985
FlexShopper Inc rights (b)(d)	28,574	0
FlexShopper Inc Series C rights (b)(d)	28,574	0
Flywire Corp (b)	150,093	1,711,060
Global Payments Inc	345,705	36,395,822
Guild Holdings Co Class A	12,834	160,425
HA Sustainable Infrastructure Capital Inc (c)	161,129	4,629,236
Income Opportunity Realty Investors Inc (b)	628	10,802
International Money Express Inc (b)	39,858	610,625
Jack Henry & Associates Inc	99,133	17,208,497
Jackson Financial Inc	100,334	9,193,604
loanDepot Inc Class A (b)	105,804	173,519
Marqeta Inc Class A (b)	557,148	2,328,879
Mastercard Inc Class A	1,113,379	641,651,451
Merchants Bancorp/IN	37,324	1,519,833
MGIC Investment Corp	344,365	8,474,823
Mr Cooper Group Inc (b)	86,853	9,759,672
NCR Atleos Corp (b)	98,260	2,794,514
NewtekOne Inc	33,871	439,984
NMI Holdings Inc (b)	107,493	3,917,045
OLB Group Inc/The (b)	2,330	2,912
Onity Group Inc (b)	8,078	261,081
Paymentus Holdings Inc Class A (b)	27,693	758,788
Payoneer Global Inc (b)	348,781	2,982,078
PayPal Holdings Inc (b)	1,361,794	96,755,464
Paysign Inc (b)	45,292	120,024
PennyMac Financial Services Inc	43,128	4,470,217
Priority Technology Holdings Inc (b)	18,914	202,947
Radian Group Inc	203,111	6,684,383
Remitly Global Inc (b)	201,924	4,846,176
Repay Holdings Corp Class A (b)	100,152	722,096
Rocket Cos Inc Class A (c)	186,149	2,606,086
Ryvyl Inc (b)	7,000	6,411
Security National Financial Corp Class A	15,965	202,117
Sezzle Inc (b)(c)	3,429	1,025,648
SHF Holdings Inc Class A (b)	41,263	14,067
Shift4 Payments Inc Class A (b)(c)	93,263	9,209,721
SWK Holdings Corp (b)	4,025	68,425
Toast Inc Class A (b)	563,058	21,734,039
Usio Inc (b)	23,867	36,517
UWM Holdings Corp Class A	131,028	822,856
Velocity Financial Inc (b)	11,522	217,074
Visa Inc Class A	2,347,316	851,394,986
Voya Financial Inc	130,776	9,449,874
Walker & Dunlop Inc	43,601	3,735,298
Waterstone Financial Inc	24,348	342,576
Western Union Co/The	460,361	4,985,710
WEX Inc (b)	54,043	8,490,155
XBP Europe Holdings Inc Class A (b)	11,559	13,177
		3,543,366,197
Insurance - 2.3%
Abacus Life Inc Class A (b)	17,307	134,648
AFLAC Inc	679,106	74,341,734
Allstate Corp/The	359,722	71,638,636
Ambac Financial Group Inc (b)	64,055	621,974
American Coastal Insurance Corp	33,500	406,690
American Financial Group Inc/OH	98,084	12,386,048
American International Group Inc	847,224	70,268,759
Amerisafe Inc	25,939	1,334,821
Aon PLC	293,708	120,161,817
Arch Capital Group Ltd	509,016	47,292,677
Arthur J Gallagher & Co	339,304	114,596,533
Assurant Inc	69,646	14,478,707
Assured Guaranty Ltd	64,932	5,670,512
Atlantic American Corp	6,214	9,320
Axis Capital Holdings Ltd	103,438	10,021,073
Baldwin Insurance Group Inc/The Class A (b)	91,772	3,775,500
Bowhead Specialty Holdings Inc	10,705	360,009
Brighthouse Financial Inc (b)	80,580	4,779,200
Brown & Brown Inc	322,285	38,203,664
Chubb Ltd	509,210	145,369,271
Cincinnati Financial Corp	212,368	31,390,114
Citizens Inc/TX Class A (b)(c)	61,273	294,723
CNA Financial Corp	29,711	1,454,948
CNO Financial Group Inc	140,361	5,851,650
Conifer Holdings Inc (b)	4,356	4,355
Crawford & Co Class A	20,975	257,573
Crawford & Co Class B	10,934	133,613
Donegal Group Inc Class A	22,526	393,980
Donegal Group Inc Class B	44	644
eHealth Inc (b)	40,268	354,761
Employers Holdings Inc	33,573	1,739,081
Enstar Group Ltd (b)	16,928	5,633,638
Erie Indemnity Co Class A	33,892	14,508,148
Everest Group Ltd	58,395	20,626,282
F&G Annuities & Life Inc	24,008	1,022,261
Fidelity National Financial Inc/US	353,121	22,786,898
First American Financial Corp	139,891	9,189,440
Fundamental Global Inc (b)	1,174	24,066
Genworth Financial Inc Class A (b)	578,548	4,020,909
Globe Life Inc	114,017	14,529,186
GoHealth Inc Class A (b)	6,636	96,156
Goosehead Insurance Inc Class A	33,142	4,083,426
Greenlight Capital Re Ltd Class A (b)	34,175	476,058
Hagerty Inc Class A (b)	31,848	322,302
Hanover Insurance Group Inc/The	48,963	8,349,660
Hartford Insurance Group Inc/The	393,760	46,573,933
HCI Group Inc (c)	11,573	1,523,701
Heritage Insurance Holdings Inc (b)	29,715	349,151
Hippo Holdings Inc (b)	24,840	713,653
Horace Mann Educators Corp	55,481	2,348,511
ICC Holdings Inc (b)	1,585	36,297
Investors Title Co	1,993	472,939
James River Group Holdings Ltd	51,784	256,331
Kemper Corp	82,033	5,543,790
Kingstone Cos Inc (b)	13,296	213,534
Kinsale Capital Group Inc	30,055	12,979,252
Lemonade Inc (b)(c)	74,698	2,715,272
Lincoln National Corp	231,525	9,029,475
Loews Corp	245,265	21,257,118
Maiden Holdings Ltd (b)	61,849	59,721
Markel Group Inc (b)	17,466	33,769,463
Marsh & McLennan Cos Inc	667,012	158,642,134
MBIA Inc (b)	57,940	351,696
Mercury General Corp	36,173	1,950,810
MetLife Inc	790,026	68,084,441
NI Holdings Inc (b)	8,753	124,643
Old Republic International Corp	316,804	12,200,122
Oscar Health Inc Class A (b)	270,513	3,952,195
Palomar Hldgs Inc (b)	35,969	4,627,772
Primerica Inc	45,291	13,134,390
Principal Financial Group Inc	285,849	25,451,995
ProAssurance Corp (b)	69,303	1,083,899
Progressive Corp/The	795,742	224,399,244
Prudential Financial Inc	483,602	55,662,590
Reinsurance Group of America Inc	89,449	18,130,418
Reliance Global Group Inc (b)	1,982	2,893
RLI Corp	113,244	8,616,736
Root Inc/OH Class A (b)	10,469	1,415,095
Ryan Specialty Holdings Inc Class A	144,514	10,114,535
Safety Insurance Group Inc	20,209	1,538,713
Selective Insurance Group Inc	82,632	7,110,070
Selectquote Inc (b)	195,625	892,050
Skyward Specialty Insurance Group Inc (b)	44,730	2,326,855
Stewart Information Services Corp	37,669	2,682,033
The Travelers Companies, Inc.	308,388	79,715,214
Tiptree Inc Class A	29,285	662,720
Trupanion Inc (b)(c)	45,454	1,569,981
TWFG Inc Class A	16,971	513,203
United Fire Group Inc	28,964	813,019
Universal Insurance Holdings Inc	34,877	773,572
Unum Group	228,162	18,775,451
W R Berkley Corp	408,966	25,797,575
White Mountains Insurance Group Ltd	3,439	6,360,431
Willis Towers Watson PLC	136,797	46,463,101
		1,825,177,202
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
ACRES Commercial Realty Corp (b)	7,854	164,698
AG Mortgage Investment Trust Inc	40,673	307,895
AGNC Investment Corp (c)	1,205,621	12,574,628
Angel Oak Mortgage REIT Inc	20,428	203,667
Annaly Capital Management Inc	762,263	16,739,296
Apollo Commercial Real Estate Finance Inc	174,032	1,762,944
Arbor Realty Trust Inc (c)	257,421	3,176,575
Ares Commercial Real Estate Corp	75,149	367,479
ARMOUR Residential REIT Inc	78,982	1,504,607
Blackstone Mortgage Trust Inc Class A	235,689	4,897,617
Brightspire Capital Inc Class A	179,956	1,121,126
Cherry Hill Mortgage Investment Corp	44,049	155,493
Chimera Investment Corp	109,965	1,564,802
Claros Mortgage Trust Inc	157,150	366,160
Dynex Capital Inc	108,020	1,519,841
Ellington Financial Inc (c)	122,703	1,760,788
Franklin BSP Realty Trust Inc	112,817	1,528,670
Granite Point Mortgage Trust Inc	68,364	202,357
Invesco Mortgage Capital Inc	98,734	867,872
Kkr Real Estate Finance Trust Inc	80,034	887,577
Ladder Capital Corp Class A	150,592	1,787,527
Lument Finance Trust Inc	59,632	166,373
Manhattan Bridge Capital Inc	12,974	72,395
MFA Financial Inc	140,497	1,494,888
New York Mortgage Trust Inc	123,999	869,233
Nexpoint Real Estate Finance Inc	12,318	202,631
Orchid Island Capital Inc	107,862	922,220
Pennymac Mortgage Investment Trust	118,627	1,737,886
Ready Capital Corp (c)	233,228	1,616,270
Redwood Trust Inc	179,693	1,200,349
Rithm Capital Corp	706,802	8,587,644
Rithm Property Trust Inc	61,305	202,307
Sachem Capital Corp	73,790	82,645
Seven Hills Realty Trust	18,327	236,235
Starwood Property Trust Inc	436,201	8,950,845
Sunrise Realty Trust Inc	7,478	91,082
TPG RE Finance Trust Inc	90,342	779,651
Two Harbors Investment Corp	142,529	2,021,061
		82,695,334
TOTAL FINANCIALS		11,727,673,205

Health Care - 10.8%
Biotechnology - 2.2%
180 Life Sciences Corp (b)(c)	2,829	3,310
2seventy bio Inc (b)(c)	69,414	183,253
4D Molecular Therapeutics Inc (b)	47,006	212,937
89bio Inc (b)	166,389	1,535,770
Aadi Bioscience Inc (b)	28,251	72,323
AbbVie Inc	2,400,323	501,739,517
Abeona Therapeutics Inc (b)	55,941	293,131
Absci Corp (b)(c)	115,492	444,644
ABVC BioPharma Inc (b)	13,852	9,559
ACADIA Pharmaceuticals Inc (b)	167,432	3,281,667
ACELYRIN Inc (b)	97,970	262,560
Aceragen Inc (b)(c)(d)	3,176	0
Achieve Life Sciences Inc (b)	44,016	135,129
Acrivon Therapeutics Inc (b)	18,450	97,970
Actinium Pharmaceuticals Inc (b)	42,499	48,874
Actuate Therapeutics Inc	4,081	29,546
Acumen Pharmaceuticals Inc (b)	42,090	53,875
Acurx Pharmaceuticals Inc (b)(c)	19,871	14,098
Adicet Bio Inc (b)	82,468	74,122
Aditxt Inc (b)	16,081	992
ADMA Biologics Inc (b)	321,132	5,263,353
Adverum Biotechnologies Inc (b)	21,799	102,673
AEON Biopharma Inc Class A (b)(c)	483	362
Aerovate Therapeutics Inc (b)(c)	16,801	40,826
Aevi Genomic Medicine Inc rights (b)(d)	12,284	0
Agenus Inc (b)	31,609	90,086
Agios Pharmaceuticals Inc (b)	77,493	2,754,101
AIM ImmunoTech Inc (b)(c)	82,346	11,117
Ainos Inc (b)(c)	6,090	3,249
Akebia Therapeutics Inc (b)	271,676	502,601
Akero Therapeutics Inc (b)	93,872	4,610,993
Alaunos Therapeutics Inc (b)	2,082	3,227
Aldeyra Therapeutics Inc (b)	59,004	301,510
Alector Inc (b)	111,588	183,004
Aligos Therapeutics Inc Class A (b)(c)	3,453	58,252
Alkermes PLC (b)	219,847	7,547,348
Allakos Inc (b)	105,427	29,498
Allarity Therapeutics Inc (b)(c)	4,268	3,409
Allogene Therapeutics Inc (b)(c)	207,765	405,142
Allovir Inc (b)	3,015	29,547
Alnylam Pharmaceuticals Inc (b)	175,191	43,228,379
Altimmune Inc (b)(c)	96,461	641,466
ALX Oncology Holdings Inc (b)	39,555	43,511
Alzamend Neuro Inc (b)(c)	6,005	4,924
Amgen Inc	730,113	224,918,611
Amicus Therapeutics Inc (b)	365,140	3,465,179
AnaptysBio Inc (b)	26,417	444,334
Anavex Life Sciences Corp (b)(c)	115,249	911,620
Anika Therapeutics Inc (b)	19,677	343,364
Anixa Biosciences Inc (b)	41,397	130,401
Annexon Inc (b)	118,615	313,144
Annovis Bio Inc (b)	14,033	25,680
Apellis Pharmaceuticals Inc (b)	145,306	3,654,446
Apogee Therapeutics Inc (b)	42,475	1,335,414
Applied Therapeutics Inc (b)	118,335	60,162
Aptevo Therapeutics Inc (b)(c)	668	2,552
AquaBounty Technologies Inc (b)(c)	5,362	3,904
Aravive Inc (b)(d)	41,978	1,683
Arbutus Biopharma Corp (b)	203,087	700,650
Arcellx Inc (b)	52,888	3,428,200
Arcturus Therapeutics Holdings Inc (b)	33,907	569,299
Arcus Biosciences Inc (b)	97,308	1,059,684
Arcutis Biotherapeutics Inc (b)	143,133	1,959,491
Ardelyx Inc (b)	321,977	1,725,797
Armata Pharmaceuticals Inc (b)	15,505	30,782
ArriVent Biopharma Inc (b)(c)	30,677	724,284
Arrowhead Pharmaceuticals Inc (b)	168,732	3,190,722
ARS Pharmaceuticals Inc (b)(c)	71,318	747,413
Assembly Biosciences Inc (b)	5,662	72,927
Astria Therapeutics Inc (b)	48,062	309,519
Atara Biotherapeutics Inc (b)	7,219	49,883
Atossa Therapeutics Inc (b)(c)	158,937	121,698
aTyr Pharma Inc (b)	113,917	450,542
Aura Biosciences Inc (b)	52,506	393,270
Avalo Therapeutics Inc (b)	13,399	97,947
Avidity Biosciences Inc (b)	162,031	4,964,630
Avita Medical Inc (b)	35,472	322,795
Azitra Inc (b)	7,561	2,699
Beam Therapeutics Inc (b)	100,559	2,648,724
Bicara Therapeutics Inc (c)	25,242	335,719
bioAffinity Technologies Inc (b)	15,260	7,630
BioAtla Inc (b)	54,412	17,727
BioCardia Inc (b)	5,280	10,613
BioCryst Pharmaceuticals Inc (b)	281,153	2,420,727
Biogen Inc (b)	197,916	27,807,198
Biohaven Ltd (b)	113,975	4,237,591
BioMarin Pharmaceutical Inc (b)	258,868	18,421,047
Biomea Fusion Inc (b)(c)	33,434	96,624
BioRestorative Therapies Inc (b)(c)	6,987	10,620
BioVie Inc (b)(c)	17,076	22,711
Bioxcel Therapeutics Inc (b)(c)	3,087	6,668
Black Diamond Therapeutics Inc (b)	59,842	120,282
Bluebird Bio Inc (b)(c)	13,299	54,260
Blueprint Medicines Corp (b)	86,257	8,329,838
Bolt Biotherapeutics Inc (b)	33,989	16,128
Bone Biologics Corp (b)(c)	3,751	3,334
Boundless Bio Inc (b)	8,287	15,994
BrainStorm Cell Therapeutics Inc (b)	6,846	11,159
Bridgebio Pharma Inc (b)	200,186	6,986,491
C4 Therapeutics Inc (b)	78,436	212,562
Cabaletta Bio Inc (b)(c)	66,436	119,917
Calidi Biotherapeutics Inc Class A (b)	22,561	19,842
CAMP4 Therapeutics Corp	9,347	45,894
Candel Therapeutics Inc (b)	26,891	241,347
Capricor Therapeutics Inc (b)(c)	56,869	874,645
Cardiff Oncology Inc (b)(c)	63,974	271,250
Cardio Diagnostics Holdings Inc (b)(c)	49,921	22,430
CareDx Inc (b)	72,859	1,613,827
Cargo Therapeutics Inc (b)(c)	49,263	185,229
Caribou Biosciences Inc (b)	114,547	134,020
Carisma Therapeutics Inc (b)(c)	31,616	12,678
Carisma Therapeutics Inc rights (b)(d)	236,808	2
Carmell Corp Class A (b)	16,963	3,986
Cartesian Therapeutics Inc (b)(c)	11,431	215,360
Cartesian Therapeutics Inc rights (b)(d)	145,588	64,059
Catalyst Pharmaceuticals Inc (b)	152,370	3,487,749
CEL-SCI Corp (b)(c)	85,188	28,112
Celcuity Inc (b)	36,565	344,808
Celldex Therapeutics Inc (b)	90,106	1,853,480
Cellectar Biosciences Inc (b)(c)	48,990	14,183
Celularity Inc Class A (b)	16,751	19,431
Century Therapeutics Inc (b)(c)	47,577	32,486
CERo Therapeutics Holdings Inc Class A (b)(c)	1,119	1,869
CervoMed Inc (b)	6,228	13,951
CG oncology Inc (b)	72,187	1,866,756
Channel Therapeutics Corp (b)(c)	1,848	3,788
Checkpoint Therapeutics Inc (b)(c)	53,978	154,377
Chimerix Inc (b)	101,271	531,673
Chinook Therapeutics Inc rights (b)(d)	8,006	0
Cibus Inc Class A (b)	26,907	55,159
Cidara Therapeutics Inc (b)(c)	6,589	164,066
Clene Inc (b)	7,781	35,015
Climb Bio Inc (b)	35,735	51,816
Coeptis Therapeutics Holdings Inc (b)	1,857	19,963
Cogent Biosciences Inc (b)	140,882	1,060,842
Cogent Biosciences Inc rights (b)(d)	4,804	0
Coherus Biosciences Inc (b)(c)	156,818	174,068
Compass Therapeutics Inc (b)	134,664	390,526
Corbus Pharmaceuticals Holdings Inc (b)(c)	16,493	124,522
Corvus Pharmaceuticals Inc (b)(c)	69,772	281,879
Coya Therapeutics Inc (b)	19,312	136,729
Creative Medical Technology Holdings Inc (b)(c)	2,457	12,211
Crinetics Pharmaceuticals Inc (b)	125,937	4,506,026
Cue Biopharma Inc (b)	86,213	106,042
Cullinan Therapeutics Inc (b)	71,110	603,724
Curis Inc (b)	11,096	33,288
Cyclacel Pharmaceuticals Inc (b)	10,454	3,466
Cyclerion Therapeutics Inc (b)(c)	2,671	7,132
Cyclo Therapeutics Inc (b)	23,243	17,662
Cyteir Therapeutics Inc (d)	28,186	0
Cytokinetics Inc (b)	160,199	7,369,154
CytomX Therapeutics Inc (b)	109,439	74,112
Day One Biopharmaceuticals Inc (b)	93,040	842,942
Denali Therapeutics Inc (b)	168,006	2,782,179
Dermata Therapeutics Inc (b)(c)	3,208	3,657
Design Therapeutics Inc (b)(c)	39,857	193,705
DiaMedica Therapeutics Inc (b)	35,401	231,169
Dianthus Therapeutics Inc (b)(c)	24,517	529,568
Dianthus Therapeutics Inc rights (b)(d)	47,835	0
Disc Medicine Inc (b)	32,463	1,823,771
Dogwood Therapeutics Inc (b)	1,777	8,512
Dogwood Therapeutics Inc (c)(d)	1,051	0
Dyadic International Inc (b)	27,429	40,321
Dynavax Technologies Corp (b)	165,941	2,288,326
Dyne Therapeutics Inc (b)	107,782	1,466,913
Edesa Biotech Inc (b)	3,609	7,904
Editas Medicine Inc (b)(c)	104,223	200,108
Eledon Pharmaceuticals Inc (b)	81,123	336,660
Elevation Oncology Inc (b)(c)	70,247	36,802
Elicio Therapeutics Inc (b)	8,314	69,089
Elutia Inc (b)	24,020	78,786
Emergent BioSolutions Inc (b)	73,490	549,705
Enanta Pharmaceuticals Inc (b)	26,959	209,741
Ensysce Biosciences Inc (b)	1,337	7,206
Entero Therapeutics Inc (b)(c)	6,649	3,289
Entrada Therapeutics Inc (b)	31,656	377,973
Equillium Inc (b)	24,554	18,757
Erasca Inc (b)(c)	291,291	399,069
Estrella Immunopharma Inc (b)	14,475	14,909
Eterna Therapeutics Inc (b)	47,896	14,556
Exact Sciences Corp (b)	251,412	11,919,443
Exagen Inc (b)	11,737	40,610
Exelixis Inc (b)	387,946	15,009,631
Exicure Inc (b)	1,903	17,983
eXoZymes Inc	2,550	43,095
Fate Therapeutics Inc (b)	123,805	138,662
Fibrobiologics Inc (b)(c)	34,063	42,919
FibroGen Inc (b)	137,808	56,281
Foghorn Therapeutics Inc (b)	46,823	227,092
Forte Biosciences Inc (b)	1,720	15,652
Fortress Biotech Inc (b)(c)	27,977	43,924
Gain Therapeutics Inc (b)	35,412	75,428
Galectin Therapeutics Inc (b)(c)	67,734	106,342
Genelux Corp (b)(c)	38,066	159,116
Generation Bio CO (b)	63,734	36,966
Genprex Inc (b)(c)	12,725	4,797
GeoVax Labs Inc (b)(c)	12,812	18,449
Geron Corp (b)	714,659	1,257,800
Gilead Sciences Inc	1,692,829	193,507,283
GlycoMimetics Inc (b)	77,327	21,017
Gossamer Bio Inc (b)	258,314	317,726
GRAIL Inc (c)	39,253	1,513,596
Greenwich Lifesciences Inc (b)(c)	7,753	94,742
GRI Bio Inc (b)(c)	757	5,995
GT Biopharma Inc (b)	3,041	7,238
Gyre Therapeutics Inc (b)(c)	22,917	265,838
Gyre Therapeutics Inc rights (b)(c)(d)	34,507	0
Halozyme Therapeutics Inc (b)	172,795	10,220,824
HCW Biologics Inc (b)	24,515	9,321
Heron Therapeutics Inc (b)(c)	190,158	469,690
HilleVax Inc (b)	32,615	58,381
Hookipa Pharma Inc (b)	9,359	14,319
Humacyte Inc Class A (b)(c)	130,971	445,301
iBio Inc (b)	12,373	72,135
Ideaya Biosciences Inc (b)	117,263	2,412,100
IGM Biosciences Inc (b)	26,737	36,362
Immix Biopharma Inc (b)	19,347	34,438
ImmuCell Corp (b)	7,759	40,968
Immuneering Corp (b)(c)	30,007	49,512
Immunic Inc (b)	122,030	145,216
ImmunityBio Inc (b)(c)	217,646	716,055
Immunome Inc (b)	102,161	960,313
Immunovant Inc (b)	89,660	1,846,996
Imunon Inc (b)	18,871	16,808
IN8bio Inc (b)	77,857	20,951
Incyte Corp (b)	217,209	15,964,862
Indaptus Therapeutics Inc (b)	10,223	8,577
Inhibikase Therapeutics Inc (b)	38,351	88,207
Inhibrx Biosciences Inc	13,132	173,999
Inmune Bio Inc (b)(c)	20,531	164,864
Inovio Pharmaceuticals Inc (b)(c)	35,166	69,629
Inozyme Pharma Inc (b)	65,984	79,181
Insmed Inc (b)	242,904	19,808,821
Instil Bio Inc (b)	5,241	105,344
Intellia Therapeutics Inc (b)(c)	138,230	1,394,741
Intensity Therapeutics Inc (b)	8,487	19,860
Invivyd Inc (b)	78,268	90,791
Ionis Pharmaceuticals Inc (b)	214,364	7,114,741
Iovance Biotherapeutics Inc (b)	306,451	1,297,820
Ironwood Pharmaceuticals Inc Class A (b)	191,526	308,357
iTeos Therapeutics Inc (b)	36,703	266,464
Janux Therapeutics Inc (b)	43,979	1,446,469
Jasper Therapeutics Inc Class A (b)	15,459	91,672
Kairos Pharma Ltd (b)(c)	2,470	2,939
KALA BIO Inc (b)	5,249	36,376
KalVista Pharmaceuticals Inc (b)	49,965	569,351
Karyopharm Therapeutics Inc (b)	11,297	89,811
Keros Therapeutics Inc (b)	47,218	523,175
Kezar Life Sciences Inc (b)	8,469	48,358
Kineta Inc rights (b)(d)	24,450	0
Klotho Neurosciences Inc (b)	21,399	6,383
Kodiak Sciences Inc (b)	43,414	178,432
Korro Bio Inc (b)	7,869	197,276
Korro Bio Inc rights (b)(c)(d)	44,231	0
Kronos Bio Inc (b)	57,948	56,789
Krystal Biotech Inc (b)	34,393	6,164,945
Kura Oncology Inc (b)	105,245	811,439
Kymera Therapeutics Inc (b)	63,302	1,984,518
Kyverna Therapeutics Inc (b)	30,310	86,080
Lantern Pharma Inc (b)	10,766	42,526
Larimar Therapeutics Inc (b)	43,359	131,378
Leap Therapeutics Inc (b)(c)	41,228	19,101
LENZ Therapeutics Inc (c)	22,035	481,024
Lexeo Therapeutics Inc (b)	33,285	95,195
Lexicon Pharmaceuticals Inc (b)(c)	250,121	174,960
Lineage Cell Therapeutics Inc (b)	257,818	144,765
Lipella Pharmaceuticals Inc (b)	1,341	3,929
Lisata Therapeutics Inc (b)	9,230	21,967
Lixte Biotechnology Holdings Inc (b)	3,260	4,238
Longeveron Inc (b)(c)	18,042	27,424
Lyell Immunopharma Inc (b)	242,771	172,562
MacroGenics Inc (b)	85,204	209,602
Madrigal Pharmaceuticals Inc (b)	23,107	7,885,726
MAIA Biotechnology Inc (b)	27,562	51,817
MannKind Corp (b)	374,189	1,998,169
Marker Therapeutics Inc (b)	9,731	14,888
Matinas BioPharma Holdings Inc (b)(c)	7,186	4,166
MediciNova Inc (b)	65,076	106,725
MediPacific Inc Class A rights (b)(d)	30,820	0
MEI Pharma Inc (b)	7,381	18,895
Merrimack Pharmaceuticals Inc (b)(d)	19,085	0
Mersana Therapeutics Inc (b)	129,941	68,011
Metagenomi Inc	34,846	71,434
MetaVia Inc (b)	5,134	7,496
MetaVia Inc rights (b)(d)	159	0
MiMedx Group Inc (b)	159,881	1,343,800
Mineralys Therapeutics Inc (b)	31,641	289,199
Minerva Neurosciences Inc (b)	7,028	11,737
MiNK Therapeutics Inc (b)	1,344	12,029
Mirum Pharmaceuticals Inc (b)	54,761	2,604,981
Moderna Inc (b)	459,985	14,241,136
Moleculin Biotech Inc (b)(c)	4,267	5,504
Monopar Therapeutics Inc (b)	4,675	164,139
Monte Rosa Therapeutics Inc (b)	60,024	330,132
Mural Oncology PLC (b)	22,662	83,396
Mustang Bio Inc (b)(c)	1,184	2,368
Myriad Genetics Inc (b)	123,713	1,327,440
NanoViricides Inc (b)(c)	19,625	25,905
Natera Inc (b)	179,319	27,900,243
NeuBase Therapeutics Inc (b)(d)	1,425	523
Neurocrine Biosciences Inc (b)	137,532	16,327,799
Neurogene Inc (b)	14,114	249,677
Neurogene Inc rights (b)(c)(d)	7,393	0
NextCure Inc (b)	30,609	23,844
Nkarta Inc (b)	64,183	112,320
NKGen Biotech Inc (b)(c)	17,323	9,242
Novavax Inc (b)(c)	217,625	1,812,816
Nurix Therapeutics Inc (b)	89,423	1,381,585
Nuvalent Inc Class A (b)	51,668	3,874,067
Nuvectis Pharma Inc (b)(c)	9,477	63,401
Ocean Biomedical Inc Class A (b)(c)	13,056	1,306
Ocugen Inc (b)(c)	395,008	257,427
Olema Pharmaceuticals Inc (b)	51,295	224,159
OmniAb Operations Inc (b)(d)	7,074	15,209
OmniAb Operations Inc (b)(d)	7,074	13,511
Oncocyte Corp (b)	20,057	56,160
Onconetix Inc (b)(c)	11,698	2,894
Oncternal Therapeutics Inc (b)(d)	3,304	1,740
Oncternal Therapeutics Inc rights (b)(d)	780	0
OnKure Therapeutics Inc Class A (b)(c)	12,638	64,075
Oragenics Inc (b)	15,746	4,566
Organogenesis Holdings Inc Class A (b)	100,852	626,291
Organovo Holdings Inc (b)(c)	21,530	13,995
ORIC Pharmaceuticals Inc (b)(c)	62,291	500,197
Oruka Therapeutics Inc	42,417	430,533
Outlook Therapeutics Inc (b)(c)	19,912	29,868
Ovid therapeutics Inc (b)	77,917	41,296
Palatin Technologies Inc (b)(c)	27,470	25,077
Palisade Bio Inc (b)	2,339	1,939
Palisade Bio Inc rights (b)(c)(d)	122	0
Palvella Therapeutics Inc (b)	1,775	34,382
Palvella Therapeutics Inc rights (b)(d)	1,712	0
Pasithea Therapeutics Corp (b)(c)	1,620	1,879
Passage Bio Inc (b)	71,118	36,839
PDL BioPharma Inc (b)(d)	91,243	1
PDS Biotechnology Corp (b)	50,522	67,194
PepGen Inc (b)	23,032	72,551
Perspective Therapeutics Inc (b)	71,567	198,956
PharmaCyte Biotech Inc (b)	12,896	22,955
Phio Pharmaceuticals Corp (b)(c)	1,528	2,170
Plus Therapeutics Inc (b)	8,280	6,268
PMV Pharmaceuticals Inc (b)	53,374	73,122
Praxis Precision Medicines Inc (b)	23,550	909,030
Precigen Inc (b)(c)	206,816	357,792
Precision BioSciences Inc (b)	9,044	48,747
Prelude Therapeutics Inc (b)(c)	25,821	19,598
Prime Medicine Inc (b)(c)	88,106	222,027
ProKidney Corp Class A (b)(c)	123,609	152,039
Protagenic Therapeutics Inc (b)	9,491	2,895
Protagonist Therapeutics Inc (b)	81,001	3,044,828
Protara Therapeutics Inc (b)(c)	23,328	87,247
PTC Therapeutics Inc (b)	104,699	5,785,667
Puma Biotechnology Inc (b)	49,187	176,089
Pyxis Oncology Inc (b)(c)	61,765	73,500
Q32 Bio Inc (b)(c)	7,037	15,974
Q32 Bio Inc rights (b)(d)	47,190	0
Qualigen Therapeutics Inc (b)(c)	817	2,590
Quince Therapeutics Inc (b)(c)	48,985	71,028
Rallybio Corp (b)	30,104	21,744
RAPT Therapeutics Inc (b)	42,565	48,524
Recursion Pharmaceuticals Inc Class A (b)(c)	389,426	2,924,589
Regeneron Pharmaceuticals Inc	142,994	99,915,628
REGENXBIO Inc (b)	61,820	406,157
Regulus Therapeutics Inc (b)	62,673	84,609
Rein Therapeutics Inc (b)	26,713	55,830
Relay Therapeutics Inc (b)	177,150	604,082
Renovaro Inc (b)(c)	120,942	118,838
RenovoRx Inc (b)	32,603	32,600
Replimune Group Inc (b)	80,821	1,024,810
Revelation Biosciences Inc (b)(c)	363	1,263
Revolution Medicines Inc (b)	232,750	9,482,235
Rezolute Inc/old (b)	65,234	288,987
Rhythm Pharmaceuticals Inc (b)	70,901	3,893,174
Rigel Pharmaceuticals Inc (b)	23,908	551,318
Rocket Pharmaceuticals Inc (b)	114,855	1,085,380
Roivant Sciences Ltd (b)	583,179	6,263,342
SAB Biotherapeutics Inc (b)	10,619	18,158
Sage Therapeutics Inc (b)	72,919	532,309
Sagimet Biosciences Inc Class A (b)	32,079	119,173
Salarius Pharmaceuticals Inc (b)	1,659	1,792
Sana Biotechnology Inc (b)(c)	176,148	459,746
Sangamo Therapeutics Inc (b)(c)	260,855	266,072
Sarepta Therapeutics Inc (b)	129,761	13,851,987
Savara Inc (b)(c)	158,012	393,450
Scholar Rock Holding Corp (b)	100,438	3,899,003
Scorpius Holdings Inc (b)(c)	6,848	1,171
SELLAS Life Sciences Group Inc (b)(c)	95,695	112,920
Sensei Biotherapeutics Inc (b)	22,537	10,502
Senti Biosciences Inc Class A (b)	3,925	11,814
Sera Prognostics Inc Class A (b)	33,725	142,994
Seres Therapeutics Inc (b)(c)	195,140	148,170
Serina Therapeutics Inc (b)	3,953	19,686
Serina Therapeutics Inc warrants 7/31/2025 (b)	174	54
Shattuck Labs Inc (b)	56,533	74,624
Shuttle Pharmaceuticals Holdings Inc (b)	3,718	2,264
Silo Pharma Inc (b)(c)	6,926	9,281
Skye Bioscience Inc (b)	23,275	66,334
Soleno Therapeutics Inc (b)	35,712	1,743,460
Solid Biosciences Inc (b)	28,737	160,640
Soligenix Inc (b)	3,477	8,032
Sonnet BioTherapeutics Holdings Inc (b)	1,435	2,224
Spectrum Pharmaceuticals Inc rights (b)(d)	247,249	2
Spero Therapeutics Inc (b)	59,656	46,269
SpringWorks Therapeutics Inc (b)	101,058	5,837,110
Spruce Biosciences Inc (b)	36,510	14,202
Spyre Therapeutics Inc (b)	67,745	1,334,577
Spyre Therapeutics Inc rights (b)(d)	74,199	0
Stoke Therapeutics Inc (b)	53,939	423,421
Summit Therapeutics Inc (b)(c)	190,316	3,937,638
Surface Oncology Inc rights (b)(d)	58,553	0
Surrozen Inc Class A (b)	2,709	31,059
Sutro Biopharma Inc (b)	102,397	162,811
Synaptogenix Inc (b)(c)	1,748	4,658
Syndax Pharmaceuticals Inc (b)	115,865	1,812,129
Synlogic Inc (b)	9,537	13,352
Syros Pharmaceuticals Inc (b)(c)	23,730	3,398
Tango Therapeutics Inc (b)	89,313	184,878
Taysha Gene Therapies Inc (b)	194,924	311,878
Tectonic Therapeutic Inc (b)	9,222	233,132
Tectonic Therapeutic Inc rights (b)(d)	4,005	0
Tempest Therapeutics Inc (b)(c)	53,351	43,182
Tenax Therapeutics Inc (b)	4,483	27,032
Tenaya Therapeutics Inc (b)(c)	76,567	77,333
Tevogen Bio Holdings Inc Class A (b)(c)	14,128	18,084
TG Therapeutics Inc (b)	181,338	5,456,460
Tharimmune Inc (b)	2,170	3,103
Theriva Biologics Inc (b)(c)	3,363	4,843
Tonix Pharmaceuticals Holding Corp (b)(c)	2,551	20,051
Tourmaline Bio Inc (b)	25,426	332,826
TransCode Therapeutics Inc (b)(c)	685	1,356
Travere Therapeutics Inc (b)	105,105	2,249,247
TriSalus Life Sciences Inc Class A (b)	25,574	147,306
TScan Therapeutics Inc (b)	66,197	139,014
Turnstone Biologics Corp (b)	20,449	7,709
Twist Bioscience Corp (b)	79,545	3,087,937
Tyra Biosciences Inc (b)	27,480	321,791
Ultragenyx Pharmaceutical Inc (b)	125,663	5,393,456
Unicycive Therapeutics Inc (b)	68,800	37,861
United Therapeutics Corp (b)	60,642	19,408,472
United Therapeutics Corp rights (b)(d)	29,360	0
UNITY Biotechnology Inc (b)	20,964	35,848
Upstream Bio Inc	21,170	167,878
Vanda Pharmaceuticals Inc (b)	78,904	375,583
Vaxart Inc (b)	287,050	146,195
Vaxcyte Inc (b)	155,738	11,371,989
Vera Therapeutics Inc Class A (b)	74,830	2,239,662
Veracyte Inc (b)	105,248	3,658,420
Verastem Inc (b)	60,448	338,207
Vericel Corp (b)	67,042	3,438,584
Vertex Pharmaceuticals Inc (b)	349,804	167,832,461
Verve Therapeutics Inc (b)(c)	92,018	582,474
Vigil Neuroscience Inc (b)	28,324	68,544
Viking Therapeutics Inc (b)	151,379	4,370,312
Vincerx Pharma Inc (b)(c)	2,264	2,468
Vir Biotechnology Inc (b)	125,211	1,050,520
Viridian Therapeutics Inc (b)	91,345	1,418,588
Viridian Therapeutics Inc rights (b)(d)	33,262	0
Vistagen Therapeutics Inc (b)	30,761	83,055
Vor BioPharma Inc (b)	52,043	56,206
Voyager Therapeutics Inc (b)	61,640	251,491
vTv Therapeutics Inc Class A (b)(c)	1,295	25,253
Werewolf Therapeutics Inc (b)	41,557	51,531
Windtree Therapeutics Inc (b)	325	1,034
X4 Pharmaceuticals Inc (b)	176,887	69,888
XBiotech Inc (b)	26,705	94,002
Xencor Inc (b)	94,894	1,457,572
Xenetic Biosciences Inc (b)	1,823	7,347
Xilio Therapeutics Inc (b)	44,624	40,429
XOMA Royalty Corp (b)	10,804	245,251
Y-mAbs Therapeutics Inc (b)	45,834	254,837
Zenas Biopharma Inc (c)	19,038	133,456
Zentalis Pharmaceuticals Inc (b)	75,575	156,440
ZyVersa Therapeutics Inc Class A (b)	3,626	4,097
		1,742,151,043
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	2,355,972	325,147,696
Accelerate Diagnostics Inc (b)(c)	18,826	20,332
Accuray Inc Del (b)	136,369	274,102
Adagio Medical Holdings Inc	5,179	4,312
Aethlon Medical Inc (b)(c)	19,286	9,984
Align Technology Inc (b)	95,315	17,826,764
Alphatec Holdings Inc (b)	138,534	1,735,831
AngioDynamics Inc (b)	55,188	512,697
Apyx Medical Corp (b)	40,225	58,326
Artivion Inc (b)	51,054	1,297,282
Aspira Women's Health Inc (b)(c)	17,619	2,918
AtriCure Inc (b)	66,233	2,565,866
Autonomix Medical Inc (c)	922	2,536
Avanos Medical Inc (b)	62,042	933,732
Avinger Inc (b)(d)	2,859	1,354
Axogen Inc (b)	59,801	1,196,618
Baxter International Inc (c)	693,616	23,936,688
Becton Dickinson & Co	392,603	88,543,755
Beyond Air Inc (b)	83,650	22,569
Biomerica Inc (b)	21,814	16,031
BioSig Technologies Inc (b)(c)	17,056	15,925
Bioventus Inc (b)	55,875	566,573
Bluejay Diagnostics Inc (b)(c)	735	3,153
Boston Scientific Corp (b)	2,001,743	207,760,906
Butterfly Network Inc Class A (b)	215,569	780,360
Catheter Precision Inc (b)	10,593	3,708
Ceribell Inc	15,106	351,063
Cerus Corp (b)	252,589	416,772
ClearPoint Neuro Inc (b)(c)	35,598	516,883
Co-Diagnostics Inc (b)	39,148	19,378
CONMED Corp (c)	42,014	2,485,968
Cooper Cos Inc/The (b)	270,462	24,444,356
Cutera Inc (b)(c)	27,755	9,992
CVRx Inc (b)	19,796	256,556
CytoSorbents Corp (b)(c)	92,681	98,243
CytoSorbents Corp A warrants 12/31/2029 (b)(c)(d)	38,712	0
CytoSorbents Corp B warrants 12/31/2029 (b)(c)(d)	38,712	0
Delcath Systems Inc (b)	36,048	510,800
DENTSPLY SIRONA Inc	270,279	4,473,117
Dexcom Inc (b)	530,578	46,887,178
DIH Holdings US Inc Class A (b)	31,199	15,172
Edwards Lifesciences Corp (b)	801,130	57,376,931
Ekso Bionics Holdings Inc (b)(c)	31,256	16,403
ElectroCore Inc (b)(c)	7,016	106,784
Electromed Inc (b)	8,677	234,626
Embecta Corp	78,386	1,058,211
ENDRA Life Sciences Inc (b)(c)	690	3,008
Enovis Corp (b)	75,790	2,929,284
Envista Holdings Corp (b)	233,612	4,667,568
Envoy Medical Inc Class A (b)(c)	9,994	13,692
enVVeno Medical Corp (b)	23,623	75,121
Femasys Inc (b)	28,024	43,998
FONAR Corp (b)	8,421	125,810
Fractyl Health Inc (b)(c)	9,502	14,823
GE HealthCare Technologies Inc	620,523	54,202,684
Glaukos Corp (b)	74,879	8,986,978
Globus Medical Inc Class A (b)	154,419	12,402,934
Haemonetics Corp (b)	68,220	4,468,410
HeartBeam inc (b)	30,117	60,836
HeartSciences Inc (b)	1,342	4,778
Helius Medical Technologies Inc (b)(c)	6,209	2,940
Hologic Inc (b)	315,445	19,996,059
Hyperfine Inc Class A (b)	79,056	76,684
ICU Medical Inc (b)	33,227	4,862,107
IDEXX Laboratories Inc (b)	111,222	48,616,248
Innovative Eyewear Inc (b)(c)	1,457	6,542
Inogen Inc (b)	32,227	268,451
Inspire Medical Systems Inc (b)	40,717	7,556,668
Insulet Corp (b)	95,271	25,939,435
Integer Holdings Corp (b)	45,514	5,607,325
Integra LifeSciences Holdings Corp (b)	90,124	2,091,778
Intelligent Bio Solutions Inc (b)(c)	6,251	13,502
Intuitive Surgical Inc (b)	483,797	277,288,251
iRadimed Corp	10,856	585,247
iRhythm Technologies Inc (b)	42,503	4,682,130
IRIDEX Corp (b)	16,874	23,286
Kewaunee Scientific Corp (b)	2,872	156,122
KORU Medical Systems Inc (b)	58,590	202,721
Lantheus Holdings Inc (b)	94,461	8,862,331
LeMaitre Vascular Inc	27,792	2,552,695
LENSAR Inc (b)	12,976	168,688
LivaNova PLC (b)	73,739	3,069,755
LogicMark Inc (b)	1,926	351
Lucid Diagnostics Inc (b)	31,350	46,398
Masimo Corp (b)	60,355	11,393,213
Medtronic PLC	1,742,039	160,302,429
Merit Medical Systems Inc (b)	79,114	8,072,793
Microbot Medical Inc (b)(c)	23,206	32,720
Milestone Scientific Inc (b)	70,736	66,485
Modular Medical Inc (b)	41,900	35,447
Monogram Technologies Inc (b)	29,238	68,125
Myomo Inc (b)	29,957	151,882
NanoVibronix Inc (b)(c)	7,182	2,490
NAYA Biosciences Inc Class A (b)	6,166	2,324
Neogen Corp (b)(c)	267,761	2,690,998
Neuraxis Inc (b)	4,523	9,860
NeuroMetrix Inc (b)	2,172	9,492
Neuronetics Inc (b)	38,842	165,079
NeuroOne Medical Technologies Corp (b)	39,088	43,583
NeuroPace Inc (b)	19,831	256,811
Nevro Corp (b)	50,860	290,919
Nexalin Technology Inc (b)	14,911	40,409
Nexgel Inc (b)	7,565	23,452
Novocure Ltd (b)	133,711	2,549,869
Nuwellis Inc (b)	6,091	7,614
Omnicell Inc (b)	62,953	2,395,991
OraSure Technologies Inc (b)	101,214	352,225
Orchestra BioMed Holdings Inc (b)	36,174	169,656
Orthofix Medical Inc (b)	51,713	898,772
OrthoPediatrics Corp (b)	22,074	512,558
Outset Medical Inc (b)(c)	71,644	52,135
Owlet Inc Class A (b)	8,255	37,313
Paragon 28 Inc (b)	53,450	696,988
PAVmed Inc (b)	14,831	10,975
Penumbra Inc (b)	52,138	14,882,271
Precision Optics Corp Inc/Mass (b)	7,104	32,536
Predictive Oncology Inc (b)(c)	9,279	12,898
Pro-Dex Inc (b)	2,968	103,049
PROCEPT BioRobotics Corp (b)	73,506	4,729,376
Pulmonx Corp (b)	53,635	462,334
Pulse Biosciences Inc (b)(c)	25,480	466,539
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	2,579	14,088
QuidelOrtho Corp (b)	89,480	3,578,305
ReShape Lifesciences Inc (b)(c)	1,522	1,567
ResMed Inc	199,403	46,564,589
Retractable Technologies Inc (b)	15,739	12,114
Rockwell Medical Inc (b)	39,780	66,433
RxSight Inc (b)	47,105	1,335,898
Sanara Medtech Inc (b)(c)	4,749	164,743
SeaStar Medical Holding Corp Class A (b)(c)	6,419	11,105
Semler Scientific Inc (b)(c)	7,810	335,205
Senseonics Holdings Inc (b)	805,196	684,417
Sensus Healthcare Inc (b)(c)	18,171	86,857
Sharps Technology Inc (b)	3,017	858
SI-BONE Inc (b)	51,346	930,390
Sight Sciences Inc (b)	42,524	112,689
SiNtx Technologies Inc (b)(c)	1,872	6,196
Solventum Corp	187,699	14,968,995
Spectral AI Inc Class A (b)(c)	13,405	23,325
STAAR Surgical Co (b)	67,030	1,173,025
Stereotaxis Inc (b)	101,455	208,997
STERIS PLC	134,069	29,395,969
Strata Skin Sciences Inc (b)	2,809	7,416
Stryker Corp	466,006	179,966,857
Surmodics Inc (b)	19,251	632,588
Tactile Systems Technology Inc (b)	32,703	467,326
Tandem Diabetes Care Inc (b)	89,232	1,975,596
Tela Bio Inc (b)	41,584	101,881
Teleflex Inc	63,083	8,374,268
Tenon Medical Inc (b)(c)	3,803	5,096
Tivic Health Systems Inc (b)	12,133	4,425
TransMedics Group Inc (b)(c)	45,604	3,480,497
Treace Medical Concepts Inc (b)	59,175	529,025
UFP Technologies Inc (b)	9,906	2,254,507
Utah Medical Products Inc	4,241	252,806
Varex Imaging Corp (b)	55,508	713,833
Venus Concept Inc (b)(c)	6,114	1,863
Vicarious Surgical Inc Class A (b)	4,223	46,453
Vivani Medical Inc (b)	42,555	47,236
VolitionRX Ltd (b)	98,632	61,152
Xtant Medical Holdings Inc (b)	74,213	37,841
Zimmer Biomet Holdings Inc	270,399	28,208,024
Zimvie Inc (b)	37,235	494,108
Zomedica Corp (b)	1,321,441	143,244
Zynex Inc (b)(c)	21,322	153,732
		1,852,861,238
Health Care Providers & Services - 2.0%
23andMe Holding Co Class A (b)(c)	20,892	45,962
Acadia Healthcare Co Inc (b)	126,212	3,783,836
Accolade Inc (b)	99,346	692,442
AdaptHealth Corp (b)	144,313	1,642,282
Addus HomeCare Corp (b)	24,352	2,332,191
agilon health Inc (b)	414,519	1,293,299
AirSculpt Technologies Inc (b)(c)	18,178	82,437
Alignment Healthcare Inc (b)	138,065	2,166,240
Amedisys Inc (b)	44,412	4,085,904
American Shared Hospital Services (b)	5,409	15,848
AMN Healthcare Services Inc (b)	51,747	1,310,234
Astrana Health Inc (b)	56,466	1,433,107
Aveanna Healthcare Holdings Inc (b)	78,222	333,226
Biodesix Inc (b)	98,239	77,904
BrightSpring Health Services Inc (b)	73,308	1,413,378
Brookdale Senior Living Inc (b)	270,253	1,540,442
Cardinal Health Inc	328,771	42,569,269
Castle Biosciences Inc (b)	38,055	825,032
Cencora Inc	238,173	60,386,382
Centene Corp (b)	685,814	39,886,942
Chemed Corp	20,350	12,226,280
Cigna Group/The	377,840	116,695,884
Clover Health Investments Corp Class A (b)	559,749	2,222,204
Community Health Systems Inc (b)	163,358	491,708
Concentra Group Holdings Parent Inc (c)	146,917	3,317,386
CorVel Corp (b)	36,973	4,077,013
Cosmos Health Inc (b)(c)	28,538	15,630
Cross Country Healthcare Inc (b)	42,090	722,264
Cryo-Cell International Inc (c)	5,691	44,959
CVS Health Corp	1,709,398	112,341,637
DaVita Inc (b)	61,214	9,052,326
DocGo Inc Class A (b)(c)	120,606	372,673
Elevance Health Inc	315,040	125,033,075
Encompass Health Corp	136,773	13,696,448
Enhabit Inc (b)	67,982	569,009
Ensign Group Inc/The	77,276	9,980,195
Enzo Biochem Inc (c)	52,306	25,159
Fulgent Genetics Inc (b)	27,261	421,182
GeneDx Holdings Corp Class A (b)	27,616	2,840,306
Guardant Health Inc (b)	167,756	7,138,018
HCA Healthcare Inc	247,709	75,873,267
HealthEquity Inc (b)	118,609	13,018,524
Henry Schein Inc (b)	169,334	12,220,835
Hims & Hers Health Inc Class A (b)(c)	259,720	11,710,775
Humana Inc	163,566	44,231,518
Imac Holdings Inc (b)(c)	2,764	1,661
Infusystem Holdings Inc (b)	28,972	231,197
Innovage Holding Corp (b)	29,563	96,080
Inspire Veterinary Partners Inc Class A (b)(c)	1,510	3,095
Joint Corp/The (b)(c)	20,214	229,429
Kindly MD Inc (b)(c)	2,357	3,960
Labcorp Holdings Inc	113,583	28,513,876
LifeStance Health Group Inc (b)	176,443	1,374,491
McKesson Corp	172,431	110,400,672
ModivCare Inc (b)	14,953	49,345
Molina Healthcare Inc (b)	77,707	23,399,132
MSP Recovery Inc Class A (b)(c)	1,934	3,810
National HealthCare Corp	16,777	1,563,113
National Research Corp Class A	20,254	295,506
NeoGenomics Inc (b)	174,292	1,741,177
NeueHealth Inc (b)	4,778	35,023
Nutex Health Inc (b)	4,423	242,823
Oncology Institute Inc/The (b)(c)	49,664	42,319
Ontrak Inc (b)(c)	2,924	4,328
OPKO Health Inc (b)(c)	462,300	804,402
Option Care Health Inc (b)	231,192	7,744,932
Owens & Minor Inc (b)	100,466	962,464
P3 Health Partners Inc Class A (b)	117,351	22,179
PACS Group Inc	50,574	658,979
Patterson Cos Inc	106,572	3,318,652
Pediatrix Medical Group Inc (b)	114,755	1,694,931
Pennant Group Inc/The (b)	46,612	1,061,355
Performant Healthcare Inc (b)	100,303	287,870
Precipio Inc (b)	1,752	12,106
Premier Inc Class A (c)	130,829	2,378,471
Privia Health Group Inc (b)	140,243	3,501,868
Progyny Inc (b)	100,755	2,270,010
Quest Diagnostics Inc	151,585	26,209,047
RadNet Inc (b)	88,471	4,907,486
Select Medical Holdings Corp	141,809	2,579,506
Sonida Senior Living Inc (b)	13,430	326,349
SunLink Health Systems Inc (b)	6,300	6,867
Surgery Partners Inc (b)	101,307	2,439,473
Syra Health Corp Class A (b)(c)	10,203	4,132
Talkspace Inc Class A (b)	190,911	546,005
Tenet Healthcare Corp (b)	129,183	16,353,276
UnitedHealth Group Inc	1,250,046	593,721,848
Universal Health Services Inc Class B	79,755	13,977,064
US Physical Therapy Inc	20,479	1,659,209
Viemed Healthcare Inc (b)	46,084	361,299
Vivos Therapeutics Inc (b)(c)	6,630	23,006
		1,600,318,455
Health Care Technology - 0.1%
Aclarion Inc (b)	194	649
American Well Corp (b)	18,525	184,509
Bullfrog AI Holdings Inc (b)(c)	7,178	15,002
CareCloud Inc (b)	11,512	38,393
Certara Inc (b)	148,763	1,782,181
Claritev Corp Class A (b)(c)	8,572	179,926
DarioHealth Corp (b)(c)	41,708	29,025
Definitive Healthcare Corp Class A (b)	71,777	231,840
Doximity Inc Class A (b)	174,059	12,271,160
Evolent Health Inc Class A (b)	145,871	1,311,380
Firefly Neuroscience Inc (b)	8,715	38,956
Forian Inc (b)	21,031	44,586
GoodRx Holdings Inc Class A (b)	124,871	621,858
Health Catalyst Inc (b)	82,449	385,037
Healthcare Triangle Inc (b)(c)	4,521	2,015
HealthStream Inc	32,534	1,098,673
iCAD Inc (b)	34,127	82,246
iCoreConnect Inc (b)(c)	452	352
iSpecimen Inc (b)(c)	1,391	2,309
LifeMD Inc (b)(c)	51,338	270,038
OptimizeRx Corp (b)	22,064	114,292
Phreesia Inc (b)	74,522	1,977,814
Schrodinger Inc/United States (b)	75,235	1,678,493
Scienture Holdings Inc	2,649	7,020
SCWorx Corp (b)(c)	2,209	2,099
Simulations Plus Inc (c)	22,098	640,400
Streamline Health Solutions Inc (b)	4,853	17,908
Teladoc Health Inc (b)	233,874	2,235,835
TruBridge Inc (b)	16,474	478,570
Veeva Systems Inc Class A (b)	202,366	45,358,315
VSee Health Inc (b)(c)	8,385	12,661
Waystar Holding Corp (b)	91,109	3,960,508
		75,074,050
Life Sciences Tools & Services - 1.0%
10X Genomics Inc Class A (b)	145,463	1,554,999
Adaptive Biotechnologies Corp (b)	152,341	1,258,337
Agilent Technologies Inc	390,275	49,923,978
Akoya Biosciences Inc (b)(c)	30,257	49,319
Alpha Teknova Inc (b)	18,208	118,352
Applied Dna Sciences Inc (b)	70,481	9,987
Avantor Inc (b)	924,478	15,438,783
Azenta Inc (b)	61,906	2,700,340
Bio-Rad Laboratories Inc Class A (b)	26,144	6,932,343
Bio-Techne Corp	215,883	13,330,775
BioLife Solutions Inc (b)	49,141	1,179,384
Bionano Genomics Inc (b)(c)	2,382	9,909
Bruker Corp	150,375	7,100,708
Champions Oncology Inc (b)	8,076	83,021
Charles River Laboratories International Inc (b)	69,452	11,481,110
ChromaDex Corp (b)	71,711	404,450
Codexis Inc (b)	110,460	335,798
Conduit Pharmaceuticals Inc Class A (b)(c)	132	158
CryoPort Inc (b)	67,102	373,758
Cytek Biosciences Inc (b)	141,931	637,270
Danaher Corp	873,156	181,406,891
Fortrea Holdings Inc (b)	121,817	1,687,165
Harvard Bioscience Inc (b)	55,562	46,867
Illumina Inc (b)	215,422	19,116,548
Inotiv Inc (b)(c)	31,719	97,695
IQVIA Holdings Inc (b)	234,175	44,212,240
Lifecore Biomedical Inc (b)	49,963	291,784
Maravai LifeSciences Holdings Inc Class A (b)	162,027	521,727
MaxCyte Inc (United States) (b)	143,681	479,895
Medpace Holdings Inc (b)	34,627	11,334,110
Mesa Laboratories Inc	7,364	1,026,394
Mettler-Toledo International Inc (b)	28,659	36,474,882
Nautilus Biotechnology Inc Class A (b)	64,093	83,321
OmniAb Inc (b)(c)	132,575	461,361
Pacific Biosciences of California Inc (b)(c)	346,072	501,804
Personalis Inc (b)	60,524	250,569
Quanterix Corp (b)	49,077	372,494
Quantum-Si Inc Class A (b)(c)	142,081	196,072
Rapid Micro Biosystems Inc Class A (b)	23,663	72,172
Repligen Corp (b)	70,757	11,268,760
Revvity Inc	165,276	18,535,703
Seer Inc Class A (b)	55,361	116,258
Sotera Health Co (b)	207,676	2,589,720
Standard BioTools Inc (b)(c)	410,503	437,186
Thermo Fisher Scientific Inc	519,552	274,822,226
Waters Corp (b)	80,646	30,430,962
West Pharmaceutical Services Inc	98,385	22,858,771
		772,616,356
Pharmaceuticals - 3.1%
60 Degrees Pharmaceuticals Inc (b)(c)	427	772
Aclaris Therapeutics Inc (b)	97,166	193,360
Adial Pharmaceuticals Inc (b)(c)	9,158	7,189
ALT5 Sigma Corp (b)(c)	19,061	115,319
Alto Neuroscience Inc (b)	29,278	81,978
Alumis Inc (c)	18,699	86,950
Amneal Intermediate Inc Class A (b)	201,313	1,745,384
Amphastar Pharmaceuticals Inc (b)	50,983	1,449,447
Amylyx Pharmaceuticals Inc (b)	70,930	232,650
AN2 Therapeutics Inc (b)	28,461	32,446
Anebulo Pharmaceuticals Inc (b)	11,711	13,585
ANI Pharmaceuticals Inc (b)	22,545	1,395,310
ANI Pharmaceuticals Inc rights (b)(d)	60,493	0
Aquestive Therapeutics Inc (b)	95,566	267,585
Arvinas Inc (b)	86,854	1,537,316
Assertio Holdings Inc (b)(c)	129,012	100,100
Atea Pharmaceuticals Inc (b)	101,746	308,290
Athira Pharma Inc (b)(c)	39,326	16,151
Avenue Therapeutics Inc (b)	3,001	3,301
Axsome Therapeutics Inc (b)	55,297	7,052,579
Aytu BioPharma Inc (b)	8,054	10,430
BioAge Labs Inc (c)	15,749	72,918
Biofrontera Inc (b)(c)	7,488	7,303
Biote Corp Class A (b)	30,701	134,163
Bristol-Myers Squibb Co	2,754,958	164,250,596
Cadrenal Therapeutics Inc (b)(c)	1,608	30,552
CalciMedica Inc (b)	10,160	22,555
Cara Therapeutics Inc (b)	5,264	25,162
Cassava Sciences Inc (b)(c)	61,639	147,934
Cingulate Inc (b)(c)	4,440	18,293
Citius Pharmaceuticals Inc (b)(c)	9,466	15,619
Clearside Biomedical Inc (b)	94,278	81,051
CNS Pharmaceuticals Inc (b)	1,570	3,815
Cocrystal Pharma Inc (b)	9,629	16,658
Cognition Therapeutics Inc (b)(c)	48,201	21,927
Collegium Pharmaceutical Inc (b)	43,853	1,273,930
Context Therapeutics Inc (b)	70,420	62,505
Contineum Therapeutics Inc Class A	7,458	52,504
Corcept Therapeutics Inc (b)	126,665	7,673,366
CorMedix Inc (b)(c)	82,453	854,213
Cumberland Pharmaceuticals Inc (b)(c)	10,768	52,332
Dare Bioscience Inc (b)	11,846	37,196
Durect Corp (b)	41,371	33,014
Edgewise Therapeutics Inc (b)	79,727	2,086,456
Elanco Animal Health Inc (b)	671,356	7,499,047
Eli Lilly & Co	1,070,261	985,314,384
Enliven Therapeutics Inc (b)(c)	41,065	855,384
Enliven Therapeutics Inc rights (b)(d)	19,688	0
Enveric Biosciences Inc (b)(c)	1,112	3,114
Esperion Therapeutics Inc (b)	245,994	418,190
Eton Pharmaceuticals Inc (b)	33,430	524,851
Evoke Pharma Inc (b)	1,481	6,901
Evolus Inc (b)	67,018	977,793
Eyenovia Inc (b)(c)	1,372	2,319
EyePoint Pharmaceuticals Inc (b)	92,568	580,401
Fulcrum Therapeutics Inc (b)	59,851	214,865
Harmony Biosciences Holdings Inc (b)	51,956	1,758,711
Harrow Inc (b)	41,566	1,167,173
Hepion Pharmaceuticals Inc (b)(c)	11,977	1,509
Hoth Therapeutics Inc (b)	9,950	9,112
IGC Pharma Inc (b)	95,369	27,657
Ikena Oncology Inc (b)	38,871	52,087
Impact BioMedical Inc (b)(c)	1,069	1,689
Impact BioMedical Inc (e)	4,676	7,388
Innoviva Inc (b)(c)	74,168	1,329,091
Intra-Cellular Therapies Inc (b)	133,933	17,170,211
Jaguar Health Inc (b)(c)	15,891	9,802
Jazz Pharmaceuticals PLC (b)	82,109	11,785,105
Johnson & Johnson	3,270,353	539,673,652
Journey Medical Corp (b)	13,756	77,446
Kiora Pharmaceuticals Inc (b)	3,446	11,200
Ligand Pharmaceuticals Inc (b)	25,659	3,136,300
Lipocine Inc (b)	7,237	22,000
Liquidia Corp (b)	64,249	995,217
Lyra Therapeutics Inc (b)	63,006	13,483
MBX Biosciences Inc (c)	14,639	140,534
Merck & Co Inc	3,436,139	316,983,823
Mind Medicine MindMed Inc (b)(c)	89,690	602,717
Mira Pharmaceuticals Inc (b)(c)	16,715	16,715
Nektar Therapeutics (b)	222,280	186,715
Neumora Therapeutics Inc (b)	114,116	178,021
NovaBay Pharmaceuticals Inc (b)	7,349	4,446
NRX Pharmaceuticals Inc (b)(c)	11,972	27,176
Nutriband Inc (b)(c)	6,979	50,737
Nuvation Bio Inc Class A (b)	346,178	681,971
Ocular Therapeutix Inc (b)	172,877	1,234,342
Omeros Corp (b)(c)	78,580	660,858
Optinose Inc (b)	10,608	61,632
Opus Genetics Inc (b)(c)	40,669	41,889
Opus Genetics Inc rights (b)(d)	259	0
Organon & Co	350,070	5,219,544
Pacira BioSciences Inc (b)	62,754	1,509,234
Perrigo Co PLC	185,403	5,376,687
Petros Pharmaceuticals Inc (b)(c)	16,376	1,602
Pfizer Inc	7,698,148	203,462,052
Phathom Pharmaceuticals Inc (b)(c)	60,196	332,282
Phibro Animal Health Corp Class A	27,598	627,579
Pliant Therapeutics Inc (b)	72,588	249,703
Prestige Consumer Healthcare Inc (b)	67,142	5,690,285
Processa Pharmaceuticals Inc (b)(c)	4,536	2,377
ProPhase Labs Inc (b)(c)	27,575	12,376
Pulmatrix Inc (b)	4,999	40,392
Rani Therapeutics Holdings Inc Class A (b)(c)	23,337	35,706
Rapport Therapeutics Inc (b)(c)	11,490	115,245
Relmada Therapeutics Inc (b)	38,854	10,102
Reviva Pharmaceuticals Holdings Inc (b)	40,220	57,917
Royalty Pharma PLC Class A	519,054	17,460,977
Satsuma Pharmaceuticals Inc rights (b)(d)	25,923	0
scPharmaceuticals Inc (b)(c)	36,449	119,553
SCYNEXIS Inc (b)(c)	51,567	53,114
Senestech Inc (b)(c)	1,586	4,599
Septerna Inc (c)	21,730	140,593
SIGA Technologies Inc (c)	55,444	304,388
Sonoma Pharmaceuticals Inc (b)	1,826	4,145
Supernus Pharmaceuticals Inc (b)	74,960	2,403,218
Talphera Inc (b)	22,889	13,161
Tarsus Pharmaceuticals Inc (b)	47,257	2,101,991
Telomir Pharmaceuticals Inc (b)	22,617	90,468
Terns Pharmaceuticals Inc (b)	79,565	293,595
TFF Pharmaceuticals Inc (b)(d)	4,807	311
TherapeuticsMD Inc (b)	15,320	14,094
Theravance Biopharma Inc (b)	47,205	441,367
Third Harmonic Bio Inc (b)	28,776	99,277
Titan Pharmaceuticals Inc (b)	985	3,920
TNF Pharmaceuticals Inc (b)(c)	4,431	1,853
Traws Pharma Inc (b)	3,920	12,975
Traws Pharma Inc rights (b)(d)	21,108	0
Trevi Therapeutics Inc (b)	75,230	340,040
Ventyx Biosciences Inc (b)	82,387	130,171
Verrica Pharmaceuticals Inc (b)	27,726	17,997
Veru Inc (b)(c)	175,938	91,435
Viatris Inc	1,621,468	14,966,150
Virpax Pharmaceuticals Inc (b)(c)	12,593	3,022
VYNE Therapeutics Inc (b)	17,101	43,095
WaVe Life Sciences Ltd (b)	159,527	1,686,200
Xeris Biopharma Holdings Inc (b)	201,725	772,607
Xeris Biopharma Holdings Inc rights (b)(d)	47,594	0
Zevra Therapeutics Inc (b)	66,634	533,738
Zoetis Inc Class A	612,816	102,487,348
		2,453,520,347
TOTAL HEALTH CARE		8,496,541,489

Industrials - 9.4%
Aerospace & Defense - 2.0%
AAR Corp (b)	47,877	3,112,963
AeroVironment Inc (b)	38,055	5,693,789
AerSale Corp (b)	41,991	293,937
Air Industries Group (b)(c)	3,187	13,098
Archer Aviation Inc Class A (b)(c)	396,501	3,520,929
Astronics Corp (b)	40,282	806,043
Axon Enterprise Inc (b)	98,399	51,998,952
Boeing Co (b)	1,015,446	177,327,335
BWX Technologies Inc	124,194	12,912,450
Byrna Technologies Inc (b)	24,478	629,819
Cadre Holdings Inc	35,330	1,187,795
CPI Aerostructures Inc (b)	14,795	55,629
Curtiss-Wright Corp	51,527	16,574,175
Ducommun Inc (b)	18,394	1,078,256
Eve Holding Inc Class A (b)(c)	68,636	282,094
GE Aerospace	1,470,078	304,276,744
General Dynamics Corp	350,548	88,548,425
HEICO Corp	56,003	14,822,874
HEICO Corp Class A	99,176	21,140,356
Hexcel Corp	110,023	6,972,158
Howmet Aerospace Inc	551,781	75,373,285
Huntington Ingalls Industries Inc	53,183	9,337,871
Innovative Solutions And Support Inc (b)	14,568	104,016
Intuitive Machines Inc Class A (b)(c)	95,595	1,393,775
Kratos Defense & Security Solutions Inc (b)	205,198	5,415,175
L3Harris Technologies Inc	257,655	53,105,272
Leonardo DRS Inc	100,608	3,063,514
Loar Holdings Inc	24,150	1,754,981
Lockheed Martin Corp	286,575	129,064,783
Mercury Systems Inc (b)	68,794	3,055,142
Momentus Inc Class A (b)	2,681	7,104
Moog Inc Class A	39,047	6,657,123
National Presto Industries Inc	7,005	712,689
Northrop Grumman Corp	186,032	85,898,416
Optex Systems Holdings Inc (b)	7,880	45,388
Park Aerospace Corp	25,731	355,860
Redwire Corp Class A (b)(c)	32,549	454,710
Rocket Lab USA Inc Class A (b)(c)	475,335	9,739,614
RTX Corp	1,807,988	240,444,324
Sidus Space Inc Class A (b)(c)	11,849	22,394
SIFCO Industries Inc (b)	5,079	16,506
Spirit AeroSystems Holdings Inc Class A (b)	158,631	5,536,222
Standardaero Inc (c)	81,761	2,308,113
Textron Inc	251,896	18,824,188
TransDigm Group Inc	76,360	104,399,392
Triumph Group Inc (b)	104,993	2,664,722
V2X Inc (b)	19,274	904,336
Virgin Galactic Holdings Inc Class A (b)(c)	36,630	139,194
VirTra Inc (b)	14,573	87,729
Woodward Inc	81,037	15,315,588
		1,487,449,247
Air Freight & Logistics - 0.3%
Air T Inc (b)	1,246	21,568
Air Transport Services Group Inc (b)	68,021	1,518,909
CH Robinson Worldwide Inc	160,558	16,315,904
Expeditors International of Washington Inc	190,100	22,310,136
FedEx Corp	305,321	80,268,891
Forward Air Corp Class A (b)(c)	27,072	608,308
GXO Logistics Inc (b)	162,231	6,395,146
Hub Group Inc Class A	82,470	3,389,517
Radiant Logistics Inc (b)	61,991	419,059
United Parcel Service Inc Class B	993,572	118,264,875
		249,512,313
Building Products - 0.7%
A O Smith Corp	161,930	10,765,106
AAON Inc	91,650	7,038,720
Advanced Drainage Systems Inc (c)	95,840	10,675,618
Allegion plc	118,055	15,194,859
Alpha Pro Tech Ltd (b)	12,674	68,440
American Woodmark Corp (b)	21,044	1,306,412
Apogee Enterprises Inc	29,861	1,431,536
Armstrong World Industries Inc	59,157	9,090,065
AZEK Co Inc/The Class A (b)	196,515	9,206,728
AZZ Inc	40,566	3,898,798
Builders FirstSource Inc (b)	156,331	21,728,446
Carlisle Cos Inc	61,398	20,921,982
Carrier Global Corp	1,133,321	73,439,201
CEA Industries Inc (b)	862	8,180
CSW Industrials Inc	22,835	6,989,565
Fortune Brands Innovations Inc	168,730	10,920,206
Gibraltar Industries Inc (b)	41,226	2,708,960
Griffon Corp	53,860	3,896,232
Hayward Holdings Inc (b)	192,983	2,796,324
Insteel Industries Inc	26,475	745,007
Janus International Group Inc (b)	191,901	1,552,479
JELD-WEN Holding Inc (b)	114,882	631,851
Jewett-Cameron Trading Co Ltd (b)	1,594	7,364
Johnson Controls International plc	907,324	77,721,374
Lennox International Inc	43,547	26,173,924
Masco Corp	292,948	22,023,831
Masterbrand Inc (b)	172,636	2,415,178
Northann Corp (b)	18,585	3,716
Owens Corning	116,521	17,948,895
Quanex Building Products Corp	63,954	1,233,673
Resideo Technologies Inc (b)	199,383	3,830,147
Simpson Manufacturing Co Inc	57,290	9,418,476
Tecnoglass Inc	30,012	2,210,684
Trane Technologies PLC	305,638	108,104,161
Trex Co Inc (b)	145,573	8,980,398
UFP Industries Inc	82,503	8,827,821
Zurn Elkay Water Solutions Corp	193,556	6,857,689
		510,772,046
Commercial Services & Supplies - 0.6%
ABM Industries Inc	85,250	4,631,633
ACCO Brands Corp	126,286	589,756
Acme United Corp	4,433	173,286
ACV Auctions Inc Class A (b)	214,905	3,451,374
American Rebel Holdings Inc (b)(c)	1,283	883
Aqua Metals Inc (b)(c)	9,455	18,626
Avalon Holdings Corp Class A (b)	2,565	8,388
Bitcoin Depot Inc Class A (b)(c)	13,987	15,386
Brady Corp Class A	59,815	4,334,793
Bridger Aerospace Group Holdings Inc (b)	29,671	52,221
BrightView Holdings Inc (b)	78,504	1,053,524
Brink's Co/The	59,172	5,564,535
Casella Waste Systems Inc Class A (b)	84,618	9,478,908
CECO Environmental Corp (b)	38,970	969,574
Cintas Corp	465,591	96,610,133
Clean Harbors Inc (b)	68,771	14,686,047
CompX International Inc Class A	2,074	49,278
Copart Inc (b)	1,190,653	65,247,784
CoreCivic Inc (b)	149,699	2,808,353
Deluxe Corp	60,283	992,258
Driven Brands Holdings Inc (b)	79,908	1,400,787
DSS Inc (b)	3,250	2,926
Ennis Inc	35,655	755,886
Enviri Corp (b)	108,462	705,003
Fuel Tech Inc (b)	32,291	31,968
GEO Group Inc/The (b)	184,785	5,055,718
Greenwave Technology Solutions Inc (b)(c)	27,486	7,146
Healthcare Services Group Inc (b)	99,579	1,045,580
HNI Corp	64,972	3,027,045
Interface Inc	79,162	1,601,447
Knightscope Inc Class A (b)(c)	3,764	23,713
LanzaTech Global Inc Class A (b)(c)	110,596	88,355
Liquidity Services Inc (b)	30,271	1,013,473
Matthews International Corp Class A	41,624	1,037,270
MillerKnoll Inc (c)	94,192	2,025,128
Mobile Infrastructure Corp Class A (b)	51,436	188,256
Montrose Environmental Group Inc (b)	43,367	842,621
MSA Safety Inc	53,367	8,736,178
NL Industries Inc	11,590	79,623
Odyssey Marine Exploration Inc (b)(c)	31,253	13,064
OPENLANE Inc (b)	144,771	3,228,393
Perma-Fix Environmental Services Inc (b)(c)	19,818	159,337
Pitney Bowes Inc	214,641	2,324,562
Pursuit Attractions and Hospitality Inc (b)	28,703	1,139,509
Quad/Graphics Inc Class A (c)	42,371	266,090
Quest Resource Holding Corp (b)	19,884	90,870
Republic Services Inc	276,372	65,505,691
Rollins Inc	381,498	19,986,680
Royalty Management Holding Corp Class A (b)(c)	9,251	9,436
Steelcase Inc Class A	127,922	1,555,532
Team Inc (b)	6,064	99,328
Tetra Tech Inc	363,682	10,615,878
TOMI Environmental Solutions Inc (b)	18,759	16,697
UniFirst Corp/MA	20,391	4,382,434
Veralto Corp	335,809	33,500,306
Vestis Corp	155,327	1,840,625
Virco Mfg. Corp (c)	12,870	132,304
VSE Corp	24,113	2,857,391
Waste Management Inc	496,016	115,462,604
		501,591,594
Construction & Engineering - 0.3%
AECOM	182,101	18,219,206
Ameresco Inc Class A (b)	44,058	519,884
API Group Corp (b)	328,440	12,897,839
Arcosa Inc	66,183	5,551,430
Argan Inc	17,439	2,273,522
Bowman Consulting Group Ltd (b)	19,334	400,214
Centuri Holdings Inc (c)	16,916	293,493
Comfort Systems USA Inc	48,198	17,511,779
Concrete Pumping Holdings Inc	32,862	214,917
Construction Partners Inc Class A (b)	63,583	4,613,582
Dycom Industries Inc (b)	39,547	6,480,171
EMCOR Group Inc	62,496	25,555,240
Everus Construction Group Inc	69,263	2,881,341
Fluor Corp (b)	233,095	8,864,603
Granite Construction Inc	59,388	4,904,261
Great Lakes Dredge & Dock Corp (b)	91,216	774,424
IES Holdings Inc (b)	11,407	2,034,210
INNOVATE Corp (b)(c)	16,985	154,903
Limbach Holdings Inc (b)	13,944	1,157,352
MasTec Inc (b)	83,609	10,918,499
Matrix Service Co (b)	33,295	415,522
MYR Group Inc (b)	21,911	2,688,918
Nocera Inc (b)	11,663	11,287
Northwest Pipe Co (b)	13,475	593,843
Orion Group Holdings Inc (b)	47,109	335,416
Primoris Services Corp	72,946	5,233,146
Quanta Services Inc	200,505	52,057,114
Safe & Green Holdings Corp (b)	2,475	1,396
Shimmick Corp (b)	2,371	4,908
Southland Holdings Inc (b)	12,591	41,550
Sterling Infrastructure Inc (b)	41,724	5,307,710
Tutor Perini Corp (b)	59,723	1,755,259
Valmont Industries Inc	27,213	9,480,193
WillScot Holdings Corp	250,934	8,268,275
		212,415,407
Electrical Equipment - 0.8%
374Water Inc (b)	98,284	33,721
Acuity Brands Inc	41,503	12,331,786
Advent Technologies Holdings Inc (b)(c)	3,092	15,584
Allient Inc	20,106	500,237
American Superconductor Corp (b)	53,625	1,217,824
AMETEK Inc	314,144	59,467,459
Amprius Technologies Inc (b)	49,064	125,113
Array Technologies Inc (b)(c)	196,363	1,036,797
Atkore Inc	48,746	2,997,879
Babcock & Wilcox Enterprises Inc (b)	82,036	88,599
Beam Global (b)(c)	18,938	45,072
Blink Charging Co (b)(c)	137,962	140,721
Bloom Energy Corp Class A (b)(c)	270,107	6,487,970
Broadwind Inc (b)	28,724	45,097
ChargePoint Holdings Inc Class A (b)(c)	539,749	359,419
Complete Solaria Inc Class A (b)(c)	30,835	45,327
ConnectM Technology Solutions Inc Class A (b)(c)	22,258	15,801
Dragonfly Energy Holdings Corp (b)	3,911	7,431
Eaton Corp PLC	536,770	157,445,377
Emerson Electric Co	774,475	94,183,906
Energous Corp (b)(c)	14,054	5,040
Energy Focus Inc (b)	5,085	11,136
Energy Vault Holdings Inc Class A (b)(c)	130,711	177,767
EnerSys	54,091	5,489,696
Enovix Corp Class B (b)(c)	217,554	1,940,582
Eos Energy Enterprises Inc (b)(c)	295,966	1,293,371
Espey Mfg. & Electronics Corp	3,449	92,502
ESS Tech Inc Class A (b)(c)	6,186	22,331
Expion360 Inc (b)	1,055	1,203
Fluence Energy Inc Class A (b)(c)	84,421	482,888
Flux Power Holdings Inc (b)	17,093	21,879
FTC Solar Inc (b)(c)	10,448	33,016
FuelCell Energy Inc (b)(c)	27,813	160,481
GE Vernova Inc	374,425	125,499,773
Generac Holdings Inc (b)	80,807	11,001,873
GrafTech International Ltd (b)	258,278	302,185
Hubbell Inc	72,885	27,083,337
Hyliion Holdings Corp Class A (b)	167,280	282,703
Ideal Power Inc (b)	9,885	57,234
KULR Technology Group Inc (b)(c)	232,935	316,792
LSI Industries Inc	35,984	665,344
NeoVolta Inc (b)(c)	38,623	142,519
Net Power Inc Class A (b)(c)	50,205	363,986
NEXTracker Inc Class A (b)	195,159	8,590,899
NuScale Power Corp Class A (b)(c)	123,598	2,124,650
Nuvve Holding Corp (b)(c)	1,299	3,507
nVent Electric PLC	223,785	13,503,187
Ocean Power Technologies Inc (b)	135,412	81,003
Orion Energy Systems Inc (b)	44,080	39,672
Pioneer Power Solutions Inc	11,841	41,444
Plug Power Inc (b)(c)	1,151,464	1,853,857
Polar Power Inc (b)	2,406	6,689
Powell Industries Inc (c)	12,711	2,157,184
Preformed Line Products Co	3,925	511,349
Regal Rexnord Corp	89,955	11,640,177
Rockwell Automation Inc	153,343	44,032,442
Sensata Technologies Holding PLC	203,200	5,862,320
Servotronics Inc (b)	1,795	19,027
SES AI Corp Class A (b)(c)	207,046	137,354
Shoals Technologies Group Inc (b)	226,975	687,734
SKYX Platforms Corp (b)(c)	89,251	125,844
SolarMax Technology Inc (b)	6,239	7,237
Solidion Technology Inc Class A (b)	63,059	21,251
Stardust Power Inc Class A (b)(c)	11,940	8,892
Stem Inc Class A (b)(c)	221,769	95,228
SUNation Energy Inc (b)(c)	1,928	559
SUNation Energy Inc rights (b)(d)	1,326	0
Sunrun Inc (b)(c)	304,741	2,209,372
Thermon Group Holdings Inc (b)	45,690	1,347,855
Tigo Energy Inc (b)	29,269	26,049
TPI Composites Inc (b)(c)	53,473	60,424
Ultralife Corp (b)	12,986	81,422
Vertiv Holdings Co Class A	509,819	48,519,474
Vicor Corp (b)	31,303	1,982,419
Westwater Resources Inc (b)	85,118	61,276
Zeo Energy Corp Class A (b)	7,375	15,340
		657,893,895
Ground Transportation - 0.9%
ArcBest Corp	31,782	2,503,468
Avis Budget Group Inc (b)(c)	22,866	1,806,643
Covenant Logistics Group Inc Class A	21,323	536,700
CSX Corp	2,619,153	83,839,088
Ftai Infrastructure Inc	154,355	901,433
Heartland Express Inc	58,237	601,006
Hertz Global Holdings Inc (b)(c)	166,416	693,955
JB Hunt Transport Services Inc	108,195	17,439,952
Knight-Swift Transportation Holdings Inc	219,883	11,090,899
Landstar System Inc	47,999	7,622,241
Lyft Inc Class A (b)	496,754	6,626,698
Marten Transport Ltd	78,568	1,156,521
Norfolk Southern Corp	307,291	75,516,763
Old Dominion Freight Line Inc	255,214	45,045,271
PAMT CORP (b)	7,636	99,343
Proficient Auto Logistics Inc	21,734	227,337
RXO Inc (b)	189,938	3,888,031
Ryder System Inc	57,389	9,438,769
Saia Inc (b)	36,129	14,792,658
Schneider National Inc Class B (c)	63,760	1,681,989
U-Haul Holding Co (b)(c)	15,259	1,056,686
U-Haul Holding Co Class N	134,442	8,274,905
Uber Technologies Inc (b)	2,860,266	217,408,819
Union Pacific Corp	823,454	203,137,867
Universal Logistics Holdings Inc	9,667	262,942
Werner Enterprises Inc	83,901	2,731,817
XPO Inc (b)	158,086	19,438,255
		737,820,056
Industrial Conglomerates - 0.4%
3M Co	739,655	114,735,284
Honeywell International Inc	883,238	188,032,538
Hyperscale Data Inc (d)	974	0
Hyperscale Data Inc Class A (b)(c)	1,406	4,372
		302,772,194
Machinery - 1.8%
3D Systems Corp (b)	181,428	615,041
AGCO Corp	84,173	8,162,256
AgEagle Aerial Systems Inc (b)	1,079	1,575
Agrify Corp (b)	875	16,406
AirJoule Technologies Corp Class A (b)(c)	27,482	220,131
Alamo Group Inc	14,086	2,464,768
Albany International Corp Class A	42,510	3,254,991
Allison Transmission Holdings Inc	117,617	11,967,530
Art's-Way Manufacturing Co Inc (b)	3,834	6,288
Astec Industries Inc	30,951	1,101,237
Atmus Filtration Technologies Inc	112,743	4,487,171
Blue Bird Corp (b)	44,001	1,546,195
Caterpillar Inc	655,787	225,557,939
Chart Industries Inc (b)	57,101	10,880,596
Chicago Rivet & Machine CO (c)	963	13,097
Cleancore Solutions Inc (b)	2,194	2,479
ClearSign Technologies Corp (b)	69,591	52,806
CNH Industrial NV Class A	1,187,756	15,298,297
Columbus McKinnon Corp/NY	38,930	678,550
Commercial Vehicle Group Inc (b)	41,348	86,004
Crane Co	66,041	10,764,023
Cummins Inc	186,335	68,604,820
Deere & Co	345,611	166,166,313
Desktop Metal Inc (b)(c)	31,520	71,866
Donaldson Co Inc	162,578	11,232,514
Douglas Dynamics Inc	31,530	852,571
Dover Corp	186,269	37,024,689
Eastern Co/The	7,861	220,894
Energy Recovery Inc (b)	78,675	1,176,978
Enerpac Tool Group Corp Class A	73,504	3,401,030
Enpro Inc	28,494	5,188,188
Esab Corp	77,132	9,664,640
ESCO Technologies Inc	34,952	5,762,886
Federal Signal Corp	82,943	6,741,607
Flowserve Corp	178,363	9,817,100
Fortive Corp	471,046	37,466,999
Franklin Electric Co Inc	56,400	5,761,260
FreightCar America Inc (b)	19,274	156,312
Gates Industrial Corp PLC (b)	307,685	6,658,303
Gencor Industries Inc (b)	13,991	182,443
Gorman-Rupp Co/The	28,015	1,068,492
Graco Inc	229,295	19,964,716
Graham Corp (b)	13,901	470,271
Greenbrier Cos Inc/The (c)	42,581	2,393,052
Helios Technologies Inc	45,113	1,779,708
Hillenbrand Inc	95,400	2,852,460
Hillman Solutions Corp Class A (b)	267,079	2,606,691
Hurco Cos Inc	8,052	143,809
Hydrofarm Holdings Group Inc (b)	5,854	28,977
Hyster-Yale Inc Class A	14,954	759,962
Hyzon Motors Inc Class A (b)(c)(d)	4,504	2,854
IDEX Corp	102,837	19,984,314
Illinois Tool Works Inc	364,927	96,333,429
Ingersoll Rand Inc	547,306	46,400,603
ITT Inc	110,607	15,622,133
JBT Marel Corp	63,195	8,341,740
Kadant Inc	15,948	5,972,207
Kennametal Inc	105,721	2,339,606
L B Foster Co Class A (b)	13,780	378,261
Laser Photonics Corp (b)(c)	9,988	35,857
Lincoln Electric Holdings Inc	76,638	15,840,308
Lindsay Corp	14,735	1,946,788
LiqTech International Inc (b)	5,048	7,774
Manitowoc Co Inc/The (b)	47,721	493,912
Markforged Holding Corp Class A (b)	17,092	43,414
Mayville Engineering Co Inc (b)	16,602	248,200
Microvast Holdings Inc (b)(c)	250,967	409,076
Middleby Corp/The (b)	73,054	12,083,862
Miller Industries Inc/TN	15,545	900,366
Mueller Industries Inc	154,498	12,387,650
Mueller Water Products Inc Class A1	212,070	5,462,923
Nauticus Robotics Inc (b)(c)	6,943	6,686
Nephros Inc (b)	13,242	19,995
NN Inc (b)	61,577	187,810
Nordson Corp	73,749	15,508,677
Nuburu Inc Class A (b)(c)	20,196	5,459
Omega Flex Inc	4,963	176,732
Oshkosh Corp	88,403	9,043,627
Otis Worldwide Corp	542,439	54,124,563
PACCAR Inc	712,210	76,377,400
Palladyne AI Corp Class A (b)(c)	25,787	164,392
Park-Ohio Holdings Corp	11,573	280,067
Parker-Hannifin Corp	174,814	116,864,907
Pentair PLC	224,322	21,131,132
Perma-Pipe International Holdings Inc (b)	10,273	137,761
Proto Labs Inc (b)	33,266	1,326,648
RBC Bearings Inc (b)	42,413	15,234,750
REV Group Inc	70,668	2,155,374
Richtech Robotics Inc Class B (b)(c)	54,436	102,340
Shyft Group Inc/The	43,071	431,571
Snap-on Inc	71,306	24,327,468
SPX Technologies Inc (b)	62,945	9,167,939
Standex International Corp	16,383	3,046,910
Stanley Black & Decker Inc	209,463	18,124,833
Symbotic Inc Class A (b)(c)	52,215	1,185,281
Taylor Devices Inc (b)	4,300	144,351
TechPrecision Corp (b)	11,598	33,286
Tennant CO	25,641	2,219,485
Terex Corp	90,755	3,693,729
Timken Co/The	86,675	7,020,675
Titan International Inc (b)	65,291	556,279
Toro Co/The	139,394	11,180,793
Trinity Industries Inc	111,587	3,469,240
Twin Disc Inc	15,094	130,110
Urban-Gro Inc (b)	12,968	10,725
Wabash National Corp	58,781	688,326
Watts Water Technologies Inc Class A	37,180	7,978,084
Westinghouse Air Brake Technologies Corp	233,398	43,262,653
Worthington Enterprises Inc	42,366	1,778,948
Xos Inc (b)(c)	5,672	25,751
Xylem Inc/NY	329,960	43,188,464
		1,445,145,429
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd	59,023	842,848
Kirby Corp (b)	77,861	8,114,674
Lakeside Holding Ltd	2,080	3,702
Matson Inc	45,068	6,492,947
Pangaea Logistics Solutions Ltd	47,621	243,820
		15,697,991
Passenger Airlines - 0.2%
Alaska Air Group Inc (b)	172,444	12,464,252
Allegiant Travel Co	19,763	1,452,581
American Airlines Group Inc (b)	892,749	12,810,948
Blade Air Mobility Inc (b)	81,945	276,974
Delta Air Lines Inc	870,903	52,358,689
flyExclusive Inc Class A (b)	5,595	18,967
Frontier Group Holdings Inc (b)(c)	110,210	793,512
Jet.AI Inc Class A (b)(c)	940	6,655
JetBlue Airways Corp (b)	405,222	2,642,047
Joby Aviation Inc Class A (b)(c)	654,705	4,582,935
Mesa Air Group Inc (b)	42,799	48,791
SkyWest Inc (b)	54,744	5,414,729
Southwest Airlines Co	814,741	25,305,855
Sun Country Airlines Holdings Inc (b)	53,352	859,501
Surf Air Mobility Inc (b)(c)	13,495	46,288
United Airlines Holdings Inc (b)	446,716	41,906,428
Volato Group Inc Class A (b)(c)	767	1,695
Wheels Up Experience Inc Class A (b)(c)	123,053	148,894
		161,139,741
Professional Services - 0.9%
Alight Inc Class A	614,546	4,197,349
Amentum Holdings Inc	168,598	3,311,265
Asure Software Inc (b)	33,921	355,831
Automatic Data Processing Inc	553,452	174,437,002
Barrett Business Services Inc	35,187	1,416,277
BGSF Inc	13,660	66,934
BlackSky Technology Inc Class A (b)(c)	33,099	478,943
Booz Allen Hamilton Holding Corp Class A	173,585	18,410,425
Broadridge Financial Solutions Inc	158,730	38,288,851
CACI International Inc (b)	30,439	10,192,499
Cbiz Inc (b)	67,872	5,305,554
Clarivate PLC (b)(c)	608,053	2,608,547
Concentrix Corp (c)	63,466	2,866,125
Conduent Inc (b)	200,294	709,041
CRA International Inc	9,214	1,779,684
CSG Systems International Inc	37,818	2,431,697
Dayforce Inc (b)(c)	214,215	13,279,188
DLH Holdings Corp (b)	16,457	83,272
Dun & Bradstreet Holdings Inc	420,246	3,811,631
Equifax Inc	168,359	41,281,627
ExlService Holdings Inc (b)	218,472	10,584,968
Exponent Inc	69,599	5,892,251
Falcon's Beyond Global Inc Class A (c)	6,050	47,432
First Advantage Corp (b)(c)	82,044	1,227,378
FiscalNote Holdings Inc Class A (b)	108,672	133,667
Forrester Research Inc (b)	15,487	171,596
Franklin Covey Co (b)	15,320	489,934
FTI Consulting Inc (b)	47,986	7,946,482
GEE Group Inc (b)	132,847	29,625
Genpact Ltd	220,345	11,726,761
Heidrick & Struggles International Inc	27,694	1,135,177
HireQuest Inc (c)	7,544	114,367
Hudson Global Inc (b)	3,423	37,653
Huron Consulting Group Inc (b)	22,189	3,382,935
ICF International Inc	25,517	2,022,477
Innodata Inc (b)(c)	34,675	1,828,066
Insperity Inc	48,296	4,248,599
Jacobs Solutions Inc	168,744	21,617,794
KBR Inc	181,027	8,875,754
Kelly Services Inc Class A	44,178	595,078
Kforce Inc	23,544	1,180,025
Korn Ferry	70,686	4,640,536
Legalzoom.com Inc (b)	145,707	1,480,383
Leidos Holdings Inc	181,261	23,558,492
ManpowerGroup Inc	63,977	3,686,995
Mastech Digital Inc (b)	7,170	75,500
Maximus Inc	81,794	5,332,969
Mistras Group Inc (b)	25,340	249,346
Nixxy Inc (b)(c)	18,217	29,329
NV5 Global Inc (b)	70,713	1,276,370
Parsons Corp (b)	63,491	3,696,446
Paychex Inc	435,133	65,996,623
Paycom Software Inc	66,055	14,497,091
Paycor HCM Inc (b)	109,825	2,452,392
Paylocity Holding Corp (b)	59,074	12,068,227
Planet Labs PBC Class A (b)	288,533	1,333,022
Professional Diversity Network Inc (b)	10,708	3,212
Rcm Technologies Inc (b)	6,982	130,563
Resolute Holdings Management Inc	3,363	157,456
Resources Connection Inc	43,981	320,182
Robert Half Inc (c)	137,976	8,153,002
Science Applications International Corp	67,283	6,646,888
ShiftPixy Inc (b)(d)	4	26
Skillsoft Corp Class A (b)	6,238	161,439
Spire Global Inc Class A (b)(c)	31,059	354,383
SS&C Technologies Holdings Inc	292,613	26,057,188
Staffing 360 Solutions Inc (b)(d)	973	1,571
TransUnion	264,708	24,466,960
TriNet Group Inc	41,744	3,076,950
TrueBlue Inc (b)	40,181	252,337
TTEC Holdings Inc	26,469	89,465
UL Solutions Inc Class A	84,178	4,477,428
Upwork Inc (b)	169,023	2,692,536
Verisk Analytics Inc	191,720	56,923,585
Verra Mobility Corp Class A (b)	223,682	5,120,081
Where Food Comes From Inc (b)	3,634	45,025
Willdan Group Inc (b)	17,922	586,049
		688,689,808
Trading Companies & Distributors - 0.5%
Air Lease Corp Class A	140,576	6,736,402
Alta Equipment Group Inc Class A (c)	27,887	152,821
Applied Industrial Technologies Inc	52,201	13,080,527
Beacon Roofing Supply Inc (b)	84,029	9,698,627
BlueLinx Holdings Inc (b)	11,376	902,913
Boise Cascade Co	52,184	5,409,393
Core & Main Inc Class A (b)	261,654	13,346,971
Custom Truck One Source Inc Class A (b)(c)	72,743	322,251
Distribution Solutions Group Inc (b)	12,620	372,038
DNOW Inc (b)	143,874	2,299,107
DXP Enterprises Inc/TX (b)	17,254	1,560,969
EVI Industries Inc	7,021	121,603
Fastenal Co	778,238	58,935,964
Ferguson Enterprises Inc	272,693	48,403,008
FTAI Aviation Ltd	139,298	17,929,046
GATX Corp	48,231	8,056,989
Global Industrial Co	18,505	433,942
GMS Inc (b)	53,323	4,245,044
H&E Equipment Services Inc	42,650	4,090,135
Herc Holdings Inc	38,583	5,535,889
Hudson Technologies Inc (b)	54,479	313,799
iPower Inc (b)	17,714	10,539
Karat Packaging Inc	9,356	279,838
McGrath RentCorp	33,359	4,069,798
Mrc Global Inc (b)	115,841	1,409,785
MSC Industrial Direct Co Inc Class A (c)	60,882	4,892,478
Rush Enterprises Inc Class A	83,664	4,879,285
Rush Enterprises Inc Class B	12,914	735,323
SiteOne Landscape Supply Inc (b)	61,294	7,742,045
Titan Machinery Inc (b)(c)	27,558	473,722
Transcat Inc (b)	12,506	994,477
United Rentals Inc	89,129	57,249,339
Watsco Inc	47,319	23,864,391
Wesco International Inc	60,560	10,929,263
Willis Lease Finance Corp	3,857	780,078
WW Grainger Inc	60,193	61,469,694
Xometry Inc Class A (b)	60,495	1,652,723
		383,380,216
Transportation Infrastructure - 0.0%
Singularity Future Technology Ltd (b)(c)	4,685	3,751
Sky Harbour Group Corp Class A (b)(c)	22,210	244,976
		248,727
TOTAL INDUSTRIALS		7,354,528,664

Information Technology - 28.5%
Communications Equipment - 0.8%
Actelis Networks Inc (b)(c)	6,875	6,848
ADTRAN Holdings Inc (b)	96,610	1,021,168
Applied Optoelectronics Inc (b)(c)	58,201	1,272,274
Arista Networks Inc	1,403,156	130,563,666
Aviat Networks Inc (b)	15,668	327,931
BK Technologies Corp (b)	3,964	120,902
Calix Inc (b)	80,217	2,969,633
Cambium Networks Corp (b)	17,292	14,185
Ciena Corp (b)	196,165	15,608,849
Cisco Systems Inc	5,414,198	347,104,235
Clearfield Inc (b)	16,112	522,190
ClearOne Inc	17,441	9,017
CommScope Holding Co Inc (b)	293,159	1,861,560
Comtech Telecommunications Corp (b)	39,057	66,397
Digi International Inc (b)	49,445	1,510,050
EMCORE Corp (b)	10,235	31,729
Extreme Networks Inc (b)	179,251	2,769,428
F5 Inc (b)	78,894	23,070,972
Franklin Wireless Corp (b)	12,414	85,905
Genasys Inc (b)	60,338	163,516
Harmonic Inc (b)	158,410	1,633,207
Infinera Corp (b)(c)	272,257	1,810,509
Inseego Corp (b)(c)	15,647	164,606
Juniper Networks Inc	449,739	16,280,552
KVH Industries Inc (b)	17,246	100,544
Lantronix Inc (b)	42,895	109,811
Lumentum Holdings Inc (b)	93,267	6,559,468
Motorola Solutions Inc	226,979	99,920,695
Netgear Inc (b)	39,101	1,028,356
NetScout Systems Inc (b)	97,258	2,187,332
Network-1 Technologies Inc	18,338	25,306
Ondas Holdings Inc (b)	91,767	90,326
Optical Cable Corp (b)	7,548	30,494
Ribbon Communications Inc (b)	123,536	583,090
Ubiquiti Inc (c)	5,748	1,964,034
Viasat Inc (b)(c)	115,125	1,006,193
Viavi Solutions Inc (b)	301,135	3,366,689
		665,961,667
Electronic Equipment, Instruments & Components - 0.7%
908 Devices Inc (b)	36,425	81,592
Advanced Energy Industries Inc	51,157	5,891,752
Aeva Technologies Inc (b)	44,611	159,707
AEye Inc Class A (b)(c)	11,850	7,464
Airgain Inc (b)	14,159	82,122
Amphenol Corp Class A	1,637,595	109,063,827
AmpliTech Group Inc (b)	10,964	18,091
Arlo Technologies Inc (b)	136,422	1,961,748
Arrow Electronics Inc (b)	71,442	7,720,737
Astrotech Corp (b)	1,978	12,936
Avnet Inc	118,185	5,973,070
Badger Meter Inc	39,954	8,403,525
Bel Fuse Inc Class A	3,263	265,967
Bel Fuse Inc Class B	13,017	1,092,257
Belden Inc	54,773	6,026,673
Benchmark Electronics Inc	48,922	1,954,923
CDW Corp/DE	181,025	32,258,655
Cemtrex Inc (b)(c)	1,012	1,731
Climb Global Solutions Inc	5,239	642,249
Coda Octopus Group Inc (b)	7,927	60,721
Cognex Corp	233,021	7,643,089
Coherent Corp (b)	210,078	15,795,765
Corning Inc	1,046,798	52,496,920
CPS Technologies Corp (b)	16,344	25,987
Crane NXT Co	66,785	3,727,939
CTS Corp	40,919	1,827,443
Daktronics Inc (b)	53,915	822,743
Data I/O Corp (b)	10,634	29,882
Digital Ally Inc (b)	5,665	432
Electro-Sensors Inc (b)	1,530	7,007
ePlus Inc (b)	36,053	2,321,092
Evolv Technologies Holdings Inc Class A (b)(c)	147,935	523,690
FARO Technologies Inc (b)	25,678	820,669
Flex Ltd (b)	526,741	19,958,216
Focus Universal Inc (b)(c)	4,766	19,350
Frequency Electronics Inc	11,745	184,984
Identiv Inc (b)	30,431	111,682
Insight Enterprises Inc (b)	37,100	5,708,948
Interlink Electronics Inc	4,462	30,743
IPG Photonics Corp (b)	36,455	2,121,316
Itron Inc (b)	61,249	6,669,404
Jabil Inc	153,285	23,746,912
Key Tronic Corp (b)	13,448	41,151
Keysight Technologies Inc (b)	235,708	37,602,497
Kimball Electronics Inc (b)	33,547	604,517
Knowles Corp (b)	119,479	1,982,157
LGL Group Inc/The (b)	4,259	29,174
LGL Group Inc/The warrants 11/16/2025 (b)	2,530	625
LightPath Technologies Inc Class A (b)	47,879	109,164
Lightwave Logic Inc (b)(c)	166,538	201,511
Littelfuse Inc	33,711	7,824,660
M-Tron Industries Inc (b)	3,271	129,401
Methode Electronics Inc	48,014	523,353
MicroVision Inc (b)(c)	298,176	432,355
Mirion Technologies Inc Class A (b)	254,332	3,949,776
MultiSensor AI Holdings Inc (b)(c)	27,545	34,156
Napco Security Technologies Inc	49,960	1,227,018
Neonode Inc (b)(c)	17,157	148,580
nLight Inc (b)	65,847	603,817
Nortech Systems Inc (b)	1,543	15,538
Novanta Inc (b)	48,789	7,056,841
OSI Systems Inc (b)	21,108	4,352,681
Ouster Inc Class A (b)	58,662	483,962
PAR Technology Corp (b)(c)	49,291	3,386,785
PC Connection Inc	16,824	1,073,371
Plexus Corp (b)	36,984	4,915,913
Powerfleet Inc NJ (b)	156,269	1,101,696
Red Cat Holdings Inc (b)(c)	73,862	457,944
Research Frontiers Inc (b)	39,129	52,824
RF Industries Ltd (b)	12,431	54,448
Richardson Electronics Ltd/United States	16,920	223,344
Rogers Corp (b)	23,079	1,844,935
Sanmina Corp (b)	74,205	6,078,874
ScanSource Inc (b)	29,804	1,091,124
SigmaTron International Inc (b)	6,377	8,736
SmartRent Inc Class A (b)	231,882	287,534
Sobr Safe Inc (b)	1,656	1,258
Sono-Tek Corp (b)	17,714	65,542
Syntec Optics Holdings Inc Class A (b)	8,759	11,649
Taitron Components Inc Class A	2,012	5,271
TD SYNNEX Corp	102,903	14,148,133
Teledyne Technologies Inc (b)	63,300	32,600,766
Trimble Inc (b)	331,661	23,872,959
TTM Technologies Inc (b)	138,507	3,339,404
Universal Security Instruments Inc (b)	3,108	6,216
VerifyMe Inc (b)	12,447	12,198
Vishay Intertechnology Inc	153,148	2,624,957
Vishay Precision Group Inc (b)	16,723	393,659
Vontier Corp	203,925	7,616,599
Vuzix Corp (b)(c)	92,174	272,835
Wrap Technologies Inc (b)(c)	42,807	93,747
Zebra Technologies Corp Class A (b)	70,058	22,071,773
		521,341,388
IT Services - 1.0%
Akamai Technologies Inc (b)	204,027	16,460,898
Applied Digital Corp (b)(c)	234,040	1,872,320
ASGN Inc (b)	60,014	4,043,743
Backblaze Inc Class A (b)	51,707	338,164
BigBear.ai Holdings Inc (b)(c)	132,818	685,341
BigCommerce Holdings Inc (b)	89,167	631,302
Brand Engagement Network Inc Class A (b)(c)	14,273	5,552
Castellum Inc (b)(c)	39,132	42,263
CISO Global Inc (b)	8,797	9,941
Cloudflare Inc Class A (b)	415,266	60,338,150
Cognizant Technology Solutions Corp Class A	673,484	56,121,422
Couchbase Inc (b)	55,813	985,099
Crexendo Inc (b)	16,336	101,283
CSP Inc	8,418	139,318
Data Storage Corp (b)	5,607	22,260
DigitalOcean Holdings Inc (b)	86,443	3,704,083
DXC Technology Co (b)	245,859	4,516,430
EPAM Systems Inc (b)	77,051	15,883,293
Fastly Inc Class A (b)	175,448	1,194,801
Gartner Inc (b)	104,741	52,194,535
Glimpse Group Inc/The (b)	19,243	24,823
GoDaddy Inc Class A (b)	190,643	34,220,419
Grid Dynamics Holdings Inc (b)	84,072	1,582,235
Hackett Group Inc/The	34,109	1,036,231
IBM Corporation	1,255,963	317,055,300
Information Services Group Inc	49,480	154,872
Kyndryl Holdings Inc (b)	315,397	12,010,318
MongoDB Inc Class A (b)	100,342	26,834,461
Okta Inc Class A (b)	220,601	19,962,184
Rackspace Technology Inc (b)	104,491	247,644
Research Solutions Inc/CA (b)	33,424	99,604
Snowflake Inc Class A (b)	455,307	80,634,870
TSS Inc/MD (b)(c)	17,165	186,927
Tucows Inc Class A (b)(c)	13,695	272,120
Twilio Inc Class A (b)	208,358	24,988,375
Unisys Corp (b)	94,160	405,830
VeriSign Inc (b)	112,197	26,689,422
WidePoint Corp (b)	10,175	38,563
XTI Aerospace Inc (b)(c)	644	1,848
Damon Inc (c)(e)	15	2
Damon Inc (c)	15	2
		765,736,248
Semiconductors & Semiconductor Equipment - 9.5%
ACM Research Inc Class A (b)	66,530	1,725,788
Advanced Micro Devices Inc (b)	2,204,293	220,120,699
Aehr Test Systems (b)(c)	37,970	366,031
Alpha & Omega Semiconductor Ltd (b)	32,357	979,770
Ambarella Inc (b)	52,668	3,235,395
Amkor Technology Inc	154,045	3,250,350
Amtech Systems Inc (b)	16,193	79,993
Analog Devices Inc	674,391	155,150,393
Applied Materials Inc	1,119,797	177,006,312
Ascent Solar Technologies Inc (b)	1,867	3,659
Astera Labs Inc (b)	28,026	2,083,733
Atomera Inc (b)(c)	39,217	230,204
Axcelis Technologies Inc (b)	44,158	2,419,417
AXT Inc (b)	54,414	87,062
Broadcom Inc	6,344,126	1,265,209,048
CEVA Inc (b)	32,005	1,096,491
Cirrus Logic Inc (b)	72,171	7,520,940
Cohu Inc (b)	63,172	1,241,962
Credo Technology Group Holding Ltd (b)	193,988	10,704,258
CVD Equipment Corp (b)	7,571	22,713
Datavault AI Inc (b)(c)	10,945	10,011
Diodes Inc (b)	62,908	3,106,397
Enphase Energy Inc (b)	183,555	10,523,208
Entegris Inc	205,063	20,756,477
Everspin Technologies Inc (b)	24,909	140,487
First Solar Inc (b)	145,438	19,805,747
FormFactor Inc (b)	105,154	3,501,628
GCT Semiconductor Holding Inc Class A (b)(c)	44,525	85,488
GSI Technology Inc (b)	26,237	75,038
Ichor Holdings Ltd (b)	45,794	1,341,306
Impinj Inc (b)	31,128	3,008,832
Intel Corp	5,858,337	139,018,337
inTEST Corp (b)	16,791	140,205
KLA Corp	181,680	128,782,051
Kopin Corp (b)	191,743	264,605
Lam Research Corp	1,747,729	134,120,723
Lattice Semiconductor Corp (b)	187,414	11,683,389
MACOM Technology Solutions Holdings Inc (b)	78,637	9,095,155
Marvell Technology Inc	1,176,567	108,032,382
MaxLinear Inc Class A (b)	104,268	1,523,355
Microchip Technology Inc	729,476	42,936,957
Micron Technology Inc	1,506,025	141,009,121
MKS Instruments Inc	91,323	8,385,278
Mobix Labs Inc Class A (b)	30,001	34,501
Monolithic Power Systems Inc	66,263	40,487,356
Navitas Semiconductor Corp Class A (b)(c)	177,954	434,208
NVE Corp	6,638	456,960
NVIDIA Corp	33,319,583	4,162,282,309
ON Semiconductor Corp (b)	578,386	27,213,061
Onto Innovation Inc (b)	67,088	9,772,038
PDF Solutions Inc (b)	42,106	948,227
Penguin Solutions Inc (b)	72,265	1,440,241
Peraso Inc (b)	5,381	4,542
Photronics Inc (b)	85,932	1,790,823
Pixelworks Inc (b)	72,829	53,770
Power Integrations Inc	77,249	4,696,739
Qorvo Inc (b)	128,378	9,331,797
QUALCOMM Inc	1,509,093	237,184,147
QuickLogic Corp (b)(c)	18,498	113,763
Rambus Inc (b)	144,740	8,089,519
Rigetti Computing Inc Class A (b)(c)	216,817	1,834,272
Semtech Corp (b)	114,539	4,374,244
Silicon Laboratories Inc (b)	44,059	6,181,478
SiTime Corp (b)	25,689	3,985,648
SkyWater Technology Inc (b)(c)	30,492	284,490
Skyworks Solutions Inc	216,982	14,464,020
SolarEdge Technologies Inc (b)(c)	78,767	1,298,868
Synaptics Inc (b)	54,399	3,597,950
Teradyne Inc	221,203	24,301,362
Texas Instruments Inc	1,239,087	242,848,661
Trio-Tech International (b)	3,296	20,501
Ultra Clean Holdings Inc (b)	61,120	1,503,552
Universal Display Corp	59,942	9,208,290
Veeco Instruments Inc (b)	76,973	1,711,880
Wolfspeed Inc (b)(c)	173,424	1,002,391
		7,460,832,003
Software - 9.8%
8x8 Inc (b)	177,808	444,520
A10 Networks Inc	100,391	2,087,129
ACCESS Newswire Inc (b)	3,972	38,449
ACI Worldwide Inc (b)	142,474	8,170,884
Adeia Inc	148,445	2,333,555
Adobe Inc (b)	597,943	262,233,882
Agilysys Inc (b)	30,407	2,462,663
Airship AI Holdings Inc Class A (b)(c)	17,591	74,586
Alarm.com Holdings Inc (b)	67,140	3,900,163
Alkami Technology Inc (b)	90,195	2,781,614
Altair Engineering Inc Class A (b)	81,199	9,061,808
Amplitude Inc Class A (b)	114,545	1,442,122
ANSYS Inc (b)	118,785	39,585,101
Appfolio Inc Class A (b)	31,367	6,728,222
Appian Corp Class A (b)	58,000	1,883,260
AppLovin Corp Class A (b)	292,094	95,146,700
Arteris Inc (b)	34,312	312,239
Asana Inc Class A (b)	114,414	2,202,470
Aspen Technology Inc (b)	36,074	9,568,629
Atlassian Corp Class A (b)	219,315	62,342,482
Auddia Inc (b)(c)	9,015	2,795
AudioEye Inc (b)	9,109	118,508
Aurora Innovation Inc Class A (b)	1,376,904	10,010,092
authID Inc (b)(c)	12,577	62,633
Autodesk Inc (b)	292,034	80,078,643
AvePoint Inc Class A (b)	140,163	2,094,035
Aware Inc/MA (b)	21,467	34,347
Banzai International Inc Class A (b)(c)	2,249	3,239
Bentley Systems Inc Class B	209,295	9,188,051
BILL Holdings Inc (b)	129,373	7,141,390
Bio-key International Inc (b)	4,193	4,235
Blackbaud Inc (b)	53,210	3,517,181
Blackboxstocks Inc (b)	3,184	9,934
BlackLine Inc (b)	70,468	3,403,604
Blend Labs Inc Class A (b)	263,971	826,229
Box Inc Class A (b)	194,582	6,362,831
Braze Inc Class A (b)	87,390	3,231,682
Bridgeline Digital Inc (b)	12,853	15,809
BTCS Inc (b)	14,256	30,365
Btcs Inc Series V (b)(d)	7,098	0
C3.ai Inc Class A (b)(c)	152,739	3,581,730
Cadence Design Systems Inc (b)	372,544	93,322,272
Ccc Intelligent Solutions Holdings Inc Class A (b)	569,384	5,802,023
Cerence Inc (b)(c)	56,806	648,156
Cipher Mining Inc (b)(c)	302,544	1,234,380
Cleanspark Inc (b)(c)	347,300	2,774,927
Clear Secure Inc Class A	127,906	3,032,651
Clearwater Analytics Holdings Inc Class A (b)	267,758	8,327,274
Commvault Systems Inc (b)	59,413	10,133,481
Confluent Inc Class A (b)	350,597	11,127,949
Consensus Cloud Solutions Inc (b)	24,084	630,278
Core Scientific Inc (b)(c)	379,189	4,231,749
CoreCard Corp (b)	7,927	164,882
Crowdstrike Holdings Inc Class A (b)	316,112	123,176,202
CS Disco Inc (b)	31,748	153,025
CXApp Inc Class A (b)(c)	17,644	20,291
CYNGN Inc (b)	16	108
Daily Journal Corp (b)	1,259	495,127
Datadog Inc Class A (b)	425,483	49,590,044
DatChat Inc (b)(c)	4,042	9,297
Digimarc Corp (b)(c)	20,425	333,949
Digital Turbine Inc (b)	126,860	435,130
DocuSign Inc (b)	275,768	22,935,625
Dolby Laboratories Inc Class A	81,116	6,619,877
Domo Inc Class B (b)	44,667	339,469
DoubleVerify Holdings Inc (b)	190,878	2,653,204
Dropbox Inc Class A (b)	302,176	7,850,532
Duos Technologies Group Inc (b)	7,881	47,601
Dynatrace Inc (b)	405,519	23,215,963
E2open Parent Holdings Inc Class A (b)	284,683	651,924
eGain Corp (b)	26,164	128,204
Elastic NV (b)	117,246	13,642,745
Enfusion Inc Class A (b)	59,327	681,074
EverCommerce Inc (b)	24,715	245,173
Expensify Inc Class A (b)	68,332	264,787
Fair Isaac Corp (b)	33,069	62,379,708
Five9 Inc (b)	102,203	3,699,749
Fortinet Inc (b)	864,135	93,335,221
FOXO Technologies Inc (b)(c)	16,307	2,771
Freshworks Inc Class A (b)	256,515	4,376,146
Gen Digital Inc	736,493	20,128,354
Gitlab Inc Class A (b)	161,351	9,714,944
Greenidge Generation Holdings Inc Class A (b)	11,631	10,046
Guidewire Software Inc (b)	113,442	22,838,143
HubSpot Inc (b)	70,127	50,771,247
I3 Verticals Inc Class A (b)	29,495	764,805
Informatica Inc Class A (b)	113,692	2,178,339
Intapp Inc (b)	70,439	4,646,156
Intellicheck Inc (b)	23,071	58,600
Intellinetics Inc (b)	3,569	43,292
InterDigital Inc (c)	34,444	7,358,616
Intrusion Inc (b)	10,466	8,896
Intuit Inc	380,733	233,709,145
Inuvo Inc (b)	159,788	66,056
Iveda Solutions Inc (b)(c)	3,655	8,151
Jamf Holding Corp (b)	85,601	1,171,022
Kaltura Inc (b)	107,648	228,214
Klaviyo Inc Class A (b)	107,103	4,211,290
LivePerson Inc (b)(c)	101,242	109,341
LiveRamp Holdings Inc (b)	88,715	2,650,804
LM Funding America Inc (b)(c)	3,793	5,690
Logility Supply Chain Solutions Inc Class A	46,023	650,305
Manhattan Associates Inc (b)	82,989	14,679,094
MARA Holdings Inc (b)(c)	437,204	6,085,880
Marin Software Inc (b)	3,318	5,607
Matterport Inc Class A (b)	378,850	2,067,337
Meridianlink Inc (b)	35,888	655,315
Microsoft Corp	10,098,944	4,009,179,779
MicroStrategy Inc Class A (b)(c)	259,650	66,322,400
Mitek Systems Inc (b)	62,939	589,738
N-able Inc/US (b)	96,108	963,963
nCino Inc (b)(c)	125,608	3,932,786
NCR Voyix Corp (b)	197,563	2,228,511
NetSol Technologies Inc (b)	11,610	29,141
NextNav Inc Class A (b)	89,357	937,355
NextTrip Inc (b)(c)	1,585	6,308
Nutanix Inc Class A (b)	338,364	26,016,808
Oblong Inc (b)(c)	1,761	6,410
Olo Inc Class A (b)	152,142	1,048,258
ON24 Inc (b)	50,477	281,662
OneSpan Inc	48,686	780,923
Onestream Inc Class A	58,853	1,371,275
Ooma Inc (b)	33,657	483,988
Oracle Corp	2,183,093	362,524,424
PagerDuty Inc (b)	126,351	2,238,940
Palantir Technologies Inc Class A (b)	2,784,320	236,444,454
Palo Alto Networks Inc (b)	889,044	169,300,649
Pegasystems Inc	60,616	4,758,962
Phunware Inc (b)(c)	27,222	83,844
Porch Group Inc (b)	128,339	897,090
Procore Technologies Inc (b)	145,408	11,119,350
Progress Software Corp	58,304	3,185,731
PROS Holdings Inc (b)	59,163	1,430,561
PTC Inc (b)	163,172	26,699,834
Q2 Holdings Inc (b)	82,023	7,166,350
Qualys Inc (b)	49,728	6,537,243
Quantum Computing Inc (b)(c)	94,260	571,687
QXO Inc (b)	333,751	4,251,988
Rapid7 Inc (b)	85,874	2,498,075
reAlpha Tech Corp (b)	9,865	14,206
Red Violet Inc (c)	15,595	633,469
Rekor Systems Inc (b)(c)	128,015	157,458
ReposiTrak Inc	16,704	328,067
Rimini Street Inc (b)	63,508	225,453
RingCentral Inc Class A (b)	109,395	3,112,288
Riot Platforms Inc (b)(c)	391,498	3,633,101
Roper Technologies Inc	145,648	85,131,256
Rubrik Inc Class A (b)	93,878	6,113,335
Salesforce Inc	1,298,566	386,777,883
Samsara Inc Class A (b)	286,102	13,641,343
SEMrush Holdings Inc Class A (b)	45,489	500,379
SentinelOne Inc Class A (b)	395,390	8,156,896
Servicenow Inc (b)	279,819	260,164,513
Signing Day Sports Inc (b)(c)	512	654
Silvaco Group Inc (b)(c)	10,523	65,137
Smith Micro Software Inc (b)(c)	21,910	28,483
SolarWinds Corp	74,032	1,355,526
Soluna Holdings Inc (b)(c)	5,852	6,262
SoundHound AI Inc Class A (b)(c)	457,812	4,953,526
SoundThinking Inc (b)	11,721	192,576
Sprinklr Inc Class A (b)	151,278	1,281,325
Sprout Social Inc Class A (b)	69,204	1,835,290
SPS Commerce Inc (b)	51,047	6,799,460
Stronghold Digital Mining Inc Class A (b)	18,702	53,862
Synchronoss Technologies Inc (b)	13,283	119,414
Synopsys Inc (b)	208,661	95,416,502
T Stamp Inc Class A (b)(c)	1,352	3,258
Telos Corp (b)	71,761	214,565
Tenable Holdings Inc (b)	163,200	6,224,448
Teradata Corp (b)	129,996	3,099,105
Terawulf Inc (b)(c)	419,557	1,757,944
Thumzup Media Corp (b)(c)	4,188	13,276
Tyler Technologies Inc (b)	58,140	35,374,120
UiPath Inc Class A (b)	578,305	7,113,152
Unity Software Inc (b)	399,503	10,243,257
Upland Software Inc (b)	32,473	103,264
Urgent.ly Inc (b)(c)	17,085	11,789
Varonis Systems Inc (b)	152,765	6,564,312
Veea Inc Class A (b)(c)	20,197	38,576
Verb Technology Co Inc (b)(c)	1,357	6,432
Verint Systems Inc (b)	84,350	1,903,780
Veritone Inc (b)(c)	45,166	124,658
Vertex Inc Class A (b)	70,805	2,286,293
Viant Technology Inc Class A (b)	21,813	436,042
VirnetX Holding Corp (b)(c)	4,273	39,183
Weave Communications Inc (b)	54,445	686,007
Workday Inc Class A (b)	289,341	76,195,059
Workiva Inc Class A (b)	70,023	6,128,413
Xperi Inc (b)	60,923	515,409
Yext Inc (b)	148,045	1,006,706
Zeta Global Holdings Corp Class A (b)	288,794	4,970,145
Zoom Communications Inc Class A (b)	356,116	26,245,749
Zscaler Inc (b)	128,437	25,203,193
		7,637,149,754
Technology Hardware, Storage & Peripherals - 6.7%
Apple Inc	20,532,110	4,965,485,482
AstroNova Inc (b)	9,031	98,077
Boxlight Corp Class A (b)(c)	2,500	4,574
CompoSecure Inc Class A	40,664	542,458
Corsair Gaming Inc (b)	61,183	718,288
CPI Card Group Inc (b)	6,194	207,251
Dell Technologies Inc Class C	417,249	42,876,507
Diebold Nixdorf Inc (b)	51,035	2,257,278
Eastman Kodak Co (b)	100,583	706,093
Foxx Development Holdings Inc (c)	2,204	11,351
Hewlett Packard Enterprise Co	1,764,199	34,948,782
HP Inc	1,309,349	40,419,604
Immersion Corp (c)	40,045	321,962
Intevac Inc	36,678	147,446
IonQ Inc (b)(c)	267,500	6,572,475
Movano Inc (b)	6,791	32,868
NetApp Inc	278,191	27,766,244
One Stop Systems Inc (b)	24,428	76,704
Pure Storage Inc Class A (b)	422,924	22,190,822
Quantum Corp (b)(c)	6,595	77,755
Sandisk Corp/DE	156,522	7,333,056
Seagate Technology Holdings PLC	287,328	29,281,596
Socket Mobile Inc (b)	7,542	9,654
Sonim Technologies Inc (b)	3,298	7,223
Super Micro Computer Inc (b)	684,058	28,361,045
TransAct Technologies Inc (b)	12,054	47,854
Turtle Beach Corp (b)	22,391	383,782
Western Digital Corp (b)	469,586	22,976,843
Xerox Holdings Corp (c)	157,912	1,046,957
		5,234,910,031
TOTAL INFORMATION TECHNOLOGY		22,285,931,091

Materials - 2.3%
Chemicals - 1.3%
AdvanSix Inc	36,384	1,015,841
Air Products and Chemicals Inc	301,977	95,470,029
Albemarle Corp (c)	159,675	12,299,765
Alto Ingredients Inc (b)	99,103	159,556
American Vanguard Corp	36,367	186,926
Arq Inc (b)	42,258	220,587
Ashland Inc	66,388	4,037,718
ASP Isotopes Inc (b)(c)	74,473	354,491
Aspen Aerogels Inc (b)	91,491	696,247
Avient Corp	125,153	5,352,794
Axalta Coating Systems Ltd (b)	296,033	10,719,355
Balchem Corp	44,120	7,678,204
Bolt Projects Holdings Inc Class A (b)	12,993	4,819
Cabot Corp	74,478	6,405,108
Celanese Corp	148,545	7,566,882
CF Industries Holdings Inc	236,420	19,154,748
Chemours Co/The	203,059	3,035,732
Core Molding Technologies Inc (b)	10,367	142,339
Corteva Inc	933,540	58,794,349
Crown ElectroKinetics Corp (b)(c)	37	145
Danimer Scientific Inc warrants 7/15/2025 (b)	39,481	513
Dow Inc	951,592	36,265,171
DuPont de Nemours Inc	567,658	46,417,395
Eastman Chemical Co	157,460	15,407,461
Ecolab Inc	342,275	92,075,398
Ecovyst Inc (b)	141,991	964,119
Element Solutions Inc	302,377	7,895,063
Flotek Industries Inc (b)	40,254	322,435
FMC Corp	169,688	6,261,487
Ginkgo Bioworks Holdings Inc Class A (b)(c)	54,624	450,102
Hawkins Inc	25,854	2,714,411
HB Fuller Co	74,096	4,204,207
Huntsman Corp	221,201	3,744,933
Ingevity Corp (b)	49,312	2,350,210
Innospec Inc	33,852	3,500,635
International Flavors & Fragrances Inc	347,239	28,407,623
Intrepid Potash Inc (b)	12,796	333,848
Koppers Holdings Inc	27,491	800,263
Kronos Worldwide Inc	29,889	261,529
Linde PLC	646,747	302,063,187
LSB Industries Inc (b)	71,805	526,331
LyondellBasell Industries NV Class A1	353,184	27,135,127
Mativ Holdings Inc	73,979	500,098
Minerals Technologies Inc	43,203	2,969,774
Mosaic Co/The	431,646	10,324,972
NewMarket Corp	10,429	5,945,677
Northern Technologies International Corp	10,914	123,874
Novusterra Inc (b)(c)(d)	6,247	0
Olin Corp	158,539	4,025,305
Origin Materials Inc Class A (b)	170,190	155,486
Perimeter Solutions Inc	186,592	1,974,143
PPG Industries Inc	315,121	35,678,000
PureCycle Technologies Inc (b)(c)	195,546	2,014,124
Quaker Chemical Corp	18,616	2,587,996
Rayonier Advanced Materials Inc (b)	89,170	686,609
RPM International Inc	174,771	21,652,379
Scotts Miracle-Gro Co/The	57,900	3,391,203
Sensient Technologies Corp	57,488	3,989,667
Sherwin-Williams Co/The	314,692	114,003,471
Stepan Co	28,664	1,770,289
Trinseo PLC	47,995	236,135
Tronox Holdings PLC	158,951	1,233,460
Valhi Inc	3,088	52,928
Westlake Corp	45,427	5,101,452
		1,033,814,125
Construction Materials - 0.3%
CRH PLC	922,116	94,535,332
Eagle Materials Inc	45,548	10,303,413
Knife River Corp (b)	76,893	7,357,122
Martin Marietta Materials Inc	83,006	40,103,519
Smith-Midland Corp (b)	6,117	208,773
United States Lime & Minerals Inc	14,334	1,345,246
Vulcan Materials Co	179,331	44,350,350
		198,203,755
Containers & Packaging - 0.3%
Amcor PLC (c)	1,964,104	19,876,732
AptarGroup Inc	90,349	13,258,716
Avery Dennison Corp	109,140	20,515,046
Ball Corp	405,382	21,359,578
Berry Global Group Inc	155,548	11,225,899
Crown Holdings Inc	160,518	14,387,228
Eightco Holdings Inc (b)	2,855	4,026
Graphic Packaging Holding CO	407,629	10,875,542
Greif Inc Class A	34,542	1,977,875
Greif Inc Class B	6,912	418,936
International Paper Co	712,841	40,168,590
Myers Industries Inc	51,077	559,804
O-I Glass Inc (b)	209,847	2,406,945
Packaging Corp of America	121,129	25,811,379
Pactiv Evergreen Inc	53,478	955,117
Ranpak Holdings Corp Class A (b)	58,714	392,797
Sealed Air Corp	197,757	6,759,334
Silgan Holdings Inc	110,116	5,980,400
Smurfit WestRock PLC	671,285	34,953,810
Sonoco Products Co	133,520	6,384,926
TriMas Corp	51,175	1,048,576
		239,321,256
Metals & Mining - 0.4%
5E Advanced Materials Inc (b)	3,122	14,549
Alcoa Corp	350,926	11,668,290
Alpha Metallurgical Resources Inc (b)	14,865	2,044,235
American Battery Technology Co (b)(c)	101,403	101,403
Ampco-Pittsburgh Corp (b)	20,463	42,563
Ascent Industries Co (b)	11,755	131,421
ATI Inc (b)	193,702	11,265,708
Carpenter Technology Corp	67,700	14,018,639
Century Aluminum Co (b)	70,599	1,337,851
Cleveland-Cliffs Inc (b)	657,494	7,127,235
Coeur Mining Inc (b)	865,746	4,458,592
Commercial Metals Co	154,656	7,491,537
Compass Minerals International Inc (c)	46,138	481,681
Contango ORE Inc (b)(c)	13,101	122,625
Dakota Gold Corp (b)	91,585	277,503
Freeport-McMoRan Inc	1,951,796	72,040,790
Friedman Industries Inc	9,546	156,650
Gold Resource Corp (b)	129,952	61,025
Hecla Mining Co	853,337	4,377,619
Hycroft Mining Holding Corp (b)(c)	26,765	62,362
Idaho Strategic Resources Inc (b)	15,941	187,147
Inno Holdings Inc (b)	2,420	11,314
Ivanhoe Electric Inc / US (b)(c)	114,214	709,269
Kaiser Aluminum Corp	21,647	1,531,742
Materion Corp	28,154	2,572,149
Metallus Inc (b)	50,745	732,758
MP Materials Corp (b)(c)	163,998	3,937,592
Newmont Corp	1,546,416	66,248,461
Nucor Corp	318,946	43,845,507
Olympic Steel Inc	13,292	441,560
Paramount Gold Nevada Corp (b)	79,139	28,411
Piedmont Lithium Inc (b)(c)	24,410	173,311
Radius Recycling Inc Class A	35,870	496,082
Ramaco Resources Inc Class A (c)	27,798	252,336
Ramaco Resources Inc Class B	18,577	164,406
Reliance Inc	73,499	21,840,963
Royal Gold Inc	89,299	13,126,953
Ryerson Holding Corp (c)	36,796	926,523
Solitario Resources Corp (b)	91,212	61,577
Steel Dynamics Inc	192,312	25,975,582
SunCoke Energy Inc	114,335	1,037,018
Tredegar Corp (b)	34,725	270,508
United States Antimony Corp (b)	103,197	142,412
United States Steel Corp (c)	305,879	12,302,453
US Gold Corp (b)	12,938	106,868
Warrior Met Coal Inc (c)	71,386	3,436,522
Worthington Steel Inc	47,600	1,269,492
		339,111,194
Paper & Forest Products - 0.0%
Clearwater Paper Corp (b)	22,497	588,297
Louisiana-Pacific Corp	84,899	8,461,883
Magnera Corp (b)(c)	47,949	988,229
Sylvamo Corp	46,794	3,327,053
		13,365,462
TOTAL MATERIALS		1,823,815,792

Real Estate - 2.6%
Diversified REITs - 0.1%
Alexander & Baldwin Inc	99,704	1,805,639
Alpine Income Property Trust Inc	17,377	288,111
American Assets Trust Inc	65,226	1,464,976
Armada Hoffler Properties Inc Class A	110,100	1,010,718
Broadstone Net Lease Inc Class A	258,429	4,354,529
CTO Realty Growth Inc (c)	36,667	698,140
Empire State Realty Trust Inc Class A	185,215	1,716,943
Essential Properties Realty Trust Inc	238,868	7,815,761
Generation Income Properties Inc	7,201	12,746
Gladstone Commercial Corp	60,632	984,057
Global Net Lease Inc	272,640	2,181,120
Mackenzie Realty Capital Inc	19,567	34,634
Medalist Diversified REIT Inc	1,078	14,434
Modiv Industrial Inc Class C	12,520	190,429
NexPoint Diversified Real Estate Trust	50,679	251,368
One Liberty Properties Inc	21,944	583,052
Presidio Property Trust Inc Class A (b)(c)	15,967	10,372
Presidio Property Trust Inc warrants 1/24/2027 (b)	5,422	178
WP Carey Inc	297,768	19,119,683
		42,536,890
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc	211,523	21,630,342
American Healthcare REIT Inc	208,147	6,200,699
CareTrust REIT Inc	255,320	6,605,128
Community Healthcare Trust Inc	34,775	651,683
Diversified Healthcare Trust	295,284	835,654
Global Medical REIT Inc	88,480	778,624
Healthcare Realty Trust Inc	482,606	8,267,041
Healthpeak Properties Inc	952,034	19,478,616
LTC Properties Inc	62,198	2,170,088
Medical Properties Trust Inc (c)	816,199	4,815,574
National Health Investors Inc	62,021	4,445,045
Omega Healthcare Investors Inc	367,676	13,545,184
Sabra Health Care REIT Inc	322,860	5,362,705
Sila Realty Trust Inc	75,216	1,911,991
Strawberry Fields REIT Ltd	4,273	50,079
Universal Health Realty Income Trust	17,845	712,372
Ventas Inc	570,016	39,433,707
Welltower Inc	803,678	123,372,610
		260,267,142
Hotel & Resort REITs - 0.1%
Apple Hospitality REIT Inc	304,533	4,510,134
Ashford Hospitality Trust Inc (b)	7,615	58,788
Braemar Hotels & Resorts Inc	80,072	229,807
Chatham Lodging Trust	67,230	543,218
DiamondRock Hospitality Co	282,979	2,328,917
Host Hotels & Resorts Inc	950,657	15,334,098
InnSuites Hospitality Trust	3,857	10,105
Park Hotels & Resorts Inc	282,199	3,465,404
Pebblebrook Hotel Trust	162,655	2,008,789
RLJ Lodging Trust	207,697	1,923,274
Ryman Hospitality Properties Inc	81,469	8,056,469
Service Properties Trust	228,459	680,808
Sotherly Hotels Inc (b)	24,091	19,755
Summit Hotel Properties Inc	148,979	963,894
Sunstone Hotel Investors Inc	273,778	2,869,193
Xenia Hotels & Resorts Inc	139,009	1,868,281
		44,870,934
Industrial REITs - 0.3%
Americold Realty Trust Inc	355,816	8,158,861
EastGroup Properties Inc	67,265	12,299,405
First Industrial Realty Trust Inc	180,072	10,278,510
Industrial Logistics Properties Trust	79,189	312,004
Lineage Inc	80,727	4,863,802
LXP Industrial Trust	402,549	3,606,839
Plymouth Industrial REIT Inc	54,741	949,209
Prologis Inc	1,258,225	155,919,242
Rexford Industrial Realty Inc	302,168	12,485,582
STAG Industrial Inc Class A	248,367	8,936,245
Terreno Realty Corp	135,706	9,203,581
		227,013,280
Office REITs - 0.1%
Brandywine Realty Trust	236,721	1,195,441
BXP Inc	197,793	14,029,458
City Office Reit Inc	55,973	294,418
COPT Defense Properties	153,368	4,145,537
Cousins Properties Inc	227,764	6,908,082
Creative Media & Community Trust Corp	12,009	8,262
Douglas Emmett Inc	227,814	3,941,182
Easterly Government Properties Inc	137,421	1,548,735
Equity Commonwealth	147,278	238,590
Franklin Street Properties Corp	109,654	206,150
Highwoods Properties Inc	144,721	4,215,723
Hudson Pacific Properties Inc	191,970	629,662
JBG SMITH Properties	115,221	1,767,490
Kilroy Realty Corp	144,929	5,173,965
NET Lease Office Properties	19,907	645,783
Office Properties Income Trust	76,265	69,546
Orion Office REIT Inc	70,798	291,688
Paramount Group Inc	246,749	1,112,838
Peakstone Realty Trust	49,858	565,390
Piedmont Office Realty Trust Inc Class A1	169,212	1,284,319
Postal Realty Trust Inc Class A	31,394	437,318
SL Green Realty Corp	96,082	6,201,132
Vornado Realty Trust	225,371	9,474,597
		64,385,306
Real Estate Management & Development - 0.2%
Alset Inc (b)(c)	4,189	3,832
Altisource Portfolio Solutions SA (b)	25,264	17,432
American Realty Investors Inc (b)	1,968	30,307
American Strategic Investment Co Class A (b)	2,532	26,662
AMREP Corp (b)	4,233	108,365
Anywhere Real Estate Inc (b)	132,991	461,479
Avalon GloboCare Corp (b)(c)	966	7,004
CBRE Group Inc Class A (b)	408,614	57,998,671
CKX Lands Inc (b)	2,036	24,412
Compass Inc Class A (b)	568,524	5,111,031
Comstock Holding Cos Inc Class A (b)	5,058	35,507
CoStar Group Inc (b)	556,953	42,467,666
Cushman & Wakefield PLC (b)	311,787	3,707,147
Douglas Elliman Inc (b)	94,866	173,605
eXp World Holdings Inc (c)	115,337	1,166,057
Fathom Holdings Inc (b)	18,241	18,241
Forestar Group Inc (b)	25,501	562,297
FRP Holdings Inc (b)	18,040	566,095
Howard Hughes Holdings Inc (b)	41,163	3,260,110
InterGroup Corp/The (b)	282	3,578
Jones Lang LaSalle Inc (b)	64,455	17,524,670
JW Mays Inc (b)	287	11,136
Kennedy-Wilson Holdings Inc	160,533	1,558,775
La Rosa Holdings Corp Class A (b)(c)	20,795	4,471
Marcus & Millichap Inc	32,790	1,261,759
Maui Land & Pineapple Co Inc (b)	10,207	198,628
New Concept Energy Inc (b)	4,174	4,466
Newmark Group Inc Class A	187,098	2,744,728
Offerpad Solutions Inc Class A (b)(c)	11,455	22,681
Opendoor Technologies Inc Class A (b)	864,202	1,158,031
Rafael Holdings Inc Class B (b)	25,091	50,684
RE/MAX Holdings Inc Class A (b)	25,419	225,721
Redfin Corp (b)(c)	168,382	1,123,108
RMR Group Inc/The Class A	22,500	409,950
Safe & Green Development Corp (b)(c)	816	1,019
Seaport Entertainment Group Inc	11,238	263,194
Seritage Growth Properties Class A (b)	48,166	176,288
St Joe Co/The	51,594	2,474,964
Star Holdings (b)	15,846	146,576
Stratus Properties Inc (b)	9,012	166,542
Tejon Ranch Co (b)	33,411	513,193
Transcontinental Realty Investors Inc (b)	1,638	47,174
Zillow Group Inc Class A (b)	73,903	5,497,644
Zillow Group Inc Class C (b)	206,699	15,845,546
		167,180,446
Residential REITs - 0.3%
American Homes 4 Rent Class A	431,379	15,965,337
Apartment Investment and Management Co Class A	175,503	1,588,302
AvalonBay Communities Inc	193,111	43,677,846
Bluerock Homes Trust Inc	5,284	60,924
BRT Apartments Corp	16,005	288,730
Camden Property Trust	145,096	18,000,610
Centerspace	22,721	1,503,903
Clipper Realty Inc	18,866	88,293
Elme Communities	120,305	2,092,104
Equity LifeStyle Properties Inc	259,890	17,823,256
Equity Residential	464,189	34,428,898
Essex Property Trust Inc	87,355	27,217,197
Independence Realty Trust Inc	306,201	6,675,182
Invitation Homes Inc	774,467	26,339,623
Mid-America Apartment Communities Inc	158,937	26,720,488
NexPoint Residential Trust Inc	30,216	1,285,691
Sun Communities Inc	162,806	22,166,037
UDR Inc	408,512	18,456,572
UMH Properties Inc	100,804	1,908,220
Veris Residential Inc	109,918	1,860,912
		268,148,125
Retail REITs - 0.3%
Acadia Realty Trust	163,241	3,764,337
Agree Realty Corp (c)	140,788	10,390,154
Alexander's Inc	2,987	640,234
Brixmor Property Group Inc	411,042	11,492,734
CBL & Associates Properties Inc	19,555	609,725
Curbline Properties Corp	128,515	3,165,324
Federal Realty Investment Trust	104,122	10,976,541
FrontView REIT Inc	19,285	329,774
Getty Realty Corp	69,608	2,185,691
InvenTrust Properties Corp	105,402	3,138,872
Kimco Realty Corp	916,976	20,265,170
Kite Realty Group Trust	299,701	6,872,144
Macerich Co/The	333,674	6,019,479
NETSTREIT Corp	112,199	1,678,497
NNN REIT Inc	255,565	10,848,734
Phillips Edison & Co Inc	168,738	6,277,054
Realty Income Corp	1,190,127	67,872,943
Regency Centers Corp	222,395	17,057,697
Saul Centers Inc	18,240	683,088
Simon Property Group Inc	416,629	77,530,491
SITE Centers Corp	65,536	918,159
Tanger Inc	150,577	5,337,955
Urban Edge Properties	170,226	3,506,656
Wheeler Real Estate Investment Trust Inc (b)(c)	218	570
Whitestone REIT	61,210	833,680
		272,395,703
Specialized REITs - 0.9%
American Tower Corp	634,812	130,530,044
Crown Castle Inc	590,894	55,603,125
CubeSmart	308,011	12,714,694
Digital Realty Trust Inc	423,589	66,215,432
EPR Properties	103,542	5,494,974
Equinix Inc	131,071	118,569,448
Extra Space Storage Inc	288,119	43,955,435
Farmland Partners Inc	59,052	692,680
Four Corners Property Trust Inc	132,370	3,805,638
Gaming and Leisure Properties Inc	373,464	18,729,220
Gladstone Land Corp	46,568	533,669
Global Self Storage Inc	17,779	92,451
Iron Mountain Inc	398,680	37,145,016
Lamar Advertising Co Class A	119,519	14,847,845
Millrose Properties Inc Class A	169,482	3,874,359
National Storage Affiliates Trust	95,755	3,698,058
Outfront Media Inc	182,939	3,402,665
PotlatchDeltic Corp	97,636	4,533,239
Public Storage Operating Co	214,195	65,033,886
Rayonier Inc	186,218	4,932,915
Safehold Inc	62,653	1,169,105
SBA Communications Corp Class A	146,077	31,830,178
Uniti Group Inc	332,417	1,908,074
VICI Properties Inc	1,433,586	46,577,209
Weyerhaeuser Co	987,643	29,728,054
		705,617,413
TOTAL REAL ESTATE		2,052,415,239

Utilities - 2.3%
Electric Utilities - 1.4%
ALLETE Inc	78,337	5,145,958
Alliant Energy Corp	348,460	22,486,124
American Electric Power Co Inc	723,436	76,720,388
Constellation Energy Corp	424,839	106,441,287
Duke Energy Corp	1,049,337	123,286,604
Edison International	526,102	28,640,993
Entergy Corp	582,423	50,851,352
Evergy Inc	312,232	21,515,907
Eversource Energy	497,910	31,373,309
Exelon Corp	1,364,913	60,329,155
FirstEnergy Corp	696,745	27,012,804
Genie Energy Ltd Class B	29,645	423,924
Hawaiian Electric Industries Inc (b)(c)	234,244	2,564,972
IDACORP Inc	72,314	8,526,544
MGE Energy Inc	49,209	4,516,402
NextEra Energy Inc	2,793,355	196,009,720
NRG Energy Inc	275,137	29,084,732
OGE Energy Corp	272,836	12,626,850
Oklo Inc Class A (b)(c)	97,860	3,267,545
Otter Tail Corp (c)	56,830	4,531,056
PG&E Corp	2,969,389	48,519,816
Pinnacle West Capital Corp	154,418	14,289,842
Portland General Electric Co	143,347	6,426,246
PPL Corp	1,002,382	35,293,870
Southern Co/The	1,488,356	133,639,485
TXNM Energy Inc	122,415	6,396,184
Xcel Energy Inc	779,976	56,236,270
		1,116,157,339
Gas Utilities - 0.1%
Atmos Energy Corp	210,060	31,956,429
Chesapeake Utilities Corp	30,459	3,866,161
MDU Resources Group Inc	275,685	4,755,566
National Fuel Gas Co	123,524	9,289,005
New Jersey Resources Corp	141,564	6,848,866
Northwest Natural Holding Co	53,397	2,182,869
ONE Gas Inc	76,223	5,728,158
RGC Resources Inc	11,125	225,615
Southwest Gas Holdings Inc	81,348	6,105,167
Spire Inc	83,482	6,416,427
UGI Corp	291,046	9,942,131
		87,316,394
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	966,140	11,197,563
Altus Power Inc Class A (b)	78,285	385,945
Clearway Energy Inc Class A	75,994	2,010,801
Clearway Energy Inc Class C (c)	85,213	2,387,669
Montauk Renewables Inc (b)	87,217	299,154
Ormat Technologies Inc (c)	77,958	5,444,587
Spruce Power Holding Corp Class A (b)	21,878	53,600
Sunnova Energy International Inc (b)(c)	149,407	248,015
Talen Energy Corp (b)	69,066	14,362,275
Vistra Corp	462,124	61,767,494
		98,157,103
Multi-Utilities - 0.6%
Ameren Corp	362,310	36,796,204
Avista Corp	107,593	4,300,492
Black Hills Corp	97,074	5,938,987
CenterPoint Energy Inc	884,836	30,420,662
CMS Energy Corp	405,427	29,616,442
Consolidated Edison Inc	470,486	47,763,739
Dominion Energy Inc	1,141,122	64,610,328
DTE Energy Co	281,131	37,587,215
NiSource Inc	633,329	25,846,156
NorthWestern Corp	83,287	4,658,242
Public Service Enterprise Group Inc	676,607	54,906,658
Sempra	860,201	61,564,586
Unitil Corp	21,872	1,227,018
WEC Energy Group Inc	429,414	45,814,180
		451,050,909
Water Utilities - 0.1%
American States Water Co	51,211	3,919,690
American Water Works Co Inc	264,615	35,979,702
Artesian Resources Corp Class A	12,783	397,423
Cadiz Inc (b)(c)	65,263	278,020
California Water Service Group	80,702	3,667,906
Consolidated Water Co Ltd	20,192	546,597
Essential Utilities Inc	343,019	13,027,862
Global Water Resources Inc	15,367	176,412
Middlesex Water Co	24,258	1,216,054
Pure Cycle Corp (b)	32,466	377,580
SJW Group	41,125	2,166,054
York Water Co/The	19,298	618,501
		62,371,801
TOTAL UTILITIES		1,815,053,546

TOTAL UNITED STATES		77,667,976,195
TOTAL COMMON STOCKS (Cost $46,038,969,039)		78,338,822,369

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Hyperscale Data Inc 10% (d)	129	0
Hyperscale Data Inc Series F (d)	141	0
		0
Information Technology - 0.0%
Software - 0.0%
SRAX Inc (b)(d)	18,304	0
TOTAL UNITED STATES		0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $872)		0

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (h) (Cost $6,384,911)	4.25	6,452,000	6,386,473

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.35	42,309,757	42,318,219
Fidelity Securities Lending Cash Central Fund (i)(j)	4.35	646,059,316	646,123,922
TOTAL MONEY MARKET FUNDS (Cost $688,442,141)			688,442,141

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $46,733,796,963)	79,033,650,983
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(582,127,348)
NET ASSETS - 100.0%	78,451,523,635

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini Russell 2000 Index Contracts (United States)	130	Mar 2025	14,074,450	(136,061)	(136,061)
CME E-mini S&P 500 Index Contracts (United States)	325	Mar 2025	96,902,813	1,073,033	1,073,033
CME E-mini S&P MidCap 400 Index Contracts (United States)	22	Mar 2025	6,819,340	(34,247)	(34,247)

TOTAL FUTURES CONTRACTS					902,725
The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $7,390 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(f)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,027,070 or 0.0% of net assets.

(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,860,866.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
(k)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $15,572 and all restrictions are set to expire on or before April 30, 2025.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
Impact BioMedical Inc	2025-03-15

Damon Inc	2025-05-17

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	14,527,498	4,322,136,443	4,294,350,947	3,801,842	5,225	-	42,318,219	42,309,757	0.1%
Fidelity Securities Lending Cash Central Fund	1,231,787,957	2,462,858,891	3,048,522,926	8,685,023	-	-	646,123,922	646,059,316	2.6%
Total	1,246,315,455	6,784,995,334	7,342,873,873	12,486,865	5,225	-	688,442,141	688,369,073

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	6,888,846,120	6,888,846,119	-	1
Consumer Discretionary	8,373,996,166	8,373,996,166	-	-
Consumer Staples	4,323,263,221	4,323,263,221	-	-
Energy	2,659,412,758	2,659,412,758	-	-
Financials	11,766,516,769	11,766,516,769	-	-
Health Care	8,503,913,822	8,503,785,713	29,714	98,395
Industrials	7,381,967,938	7,381,963,487	-	4,451
Information Technology	22,739,025,723	22,739,025,723	-	-
Materials	1,834,411,067	1,834,411,067	-	-
Real Estate	2,052,415,239	2,052,415,239	-	-
Utilities	1,815,053,546	1,815,053,546	-	-

Non-Convertible Preferred Stocks
Industrials	-	-	-	-
Information Technology	-	-	-	-

U.S. Treasury Obligations	6,386,473	-	6,386,473	-

Money Market Funds	688,442,141	688,442,141	-	-
Total Investments in Securities:	79,033,650,983	79,027,131,949	6,416,187	102,847
Derivative Instruments:

Assets
Futures Contracts	1,073,033	1,073,033	-	-
Total Assets	1,073,033	1,073,033	-	-

Liabilities
Futures Contracts	(170,308)	(170,308)	-	-
Total Liabilities	(170,308)	(170,308)	-	-
Total Derivative Instruments:	902,725	902,725	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,073,033	(170,308)
Total Equity Risk	1,073,033	(170,308)
Total Value of Derivatives	1,073,033	(170,308)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value (including securities loaned of $638,037,383) - See accompanying schedule:
Unaffiliated issuers (cost $46,045,354,822)	$78,345,208,842
Fidelity Central Funds (cost $688,442,141)	688,442,141

Total Investment in Securities (cost $46,733,796,963)		$79,033,650,983
Cash		3
Receivable for fund shares sold		2,071,585,337
Dividends receivable		72,964,166
Distributions receivable from Fidelity Central Funds		847,566
Receivable for daily variation margin on futures contracts		1,457,158
Other receivables		371,570
Total assets		81,180,876,783
Liabilities
Payable for investments purchased	$2,082,739,100
Payable for fund shares redeemed	178,001
Other payables and accrued expenses	324,599
Collateral on securities loaned	646,111,448
Total liabilities		2,729,353,148
Net Assets		$78,451,523,635
Net Assets consist of:
Paid in capital		$46,867,533,974
Total accumulated earnings (loss)		31,583,989,661
Net Assets		$78,451,523,635
Net Asset Value, offering price and redemption price per share ($78,451,523,635 ÷ 4,041,552,141 shares)		$19.41
Statement of Operations
Year ended February 28, 2025
Investment Income
Dividends		$935,166,012
Interest		357,601
Income from Fidelity Central Funds (including $8,685,023 from security lending)		12,486,865
Total income		948,010,478
Expenses
Custodian fees and expenses	$400,620
Independent trustees' fees and expenses	294,595
Interest	116,523
Miscellaneous	27
Total expenses before reductions	811,765
Expense reductions	(52,368)
Total expenses after reductions		759,397
Net Investment income (loss)		947,251,081
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	384,775,018
Fidelity Central Funds	5,225
Foreign currency transactions	8,281
Futures contracts	12,745,690
Total net realized gain (loss)		397,534,214
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	10,327,032,466
Futures contracts	(2,449,380)
Total change in net unrealized appreciation (depreciation)		10,324,583,086
Net gain (loss)		10,722,117,300
Net increase (decrease) in net assets resulting from operations		$11,669,368,381
Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$947,251,081	$934,259,260
Net realized gain (loss)	397,534,214	7,662,912
Change in net unrealized appreciation (depreciation)	10,324,583,086	14,106,308,445
Net increase (decrease) in net assets resulting from operations	11,669,368,381	15,048,230,617
Distributions to shareholders	(945,439,399)	(907,627,789)

Share transactions
Proceeds from sales of shares	11,327,083,848	9,622,593,004
Reinvestment of distributions	945,439,399	907,627,789
Cost of shares redeemed	(10,786,739,812)	(8,808,635,421)

Net increase (decrease) in net assets resulting from share transactions	1,485,783,435	1,721,585,372
Total increase (decrease) in net assets	12,209,712,417	15,862,188,200

Net Assets
Beginning of period	66,241,811,218	50,379,623,018
End of period	$78,451,523,635	$66,241,811,218

Other Information
Shares
Sold	610,614,437	662,191,036
Issued in reinvestment of distributions	48,754,420	61,215,999
Redeemed	(578,283,790)	(579,353,358)
Net increase (decrease)	81,085,067	144,053,677

Financial Highlights
Fidelity® Series Total Market Index Fund

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$16.73	$13.20	$14.62	$13.28	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.24	.24	.22	.20	.18
Net realized and unrealized gain (loss)	2.68	3.52	(1.41)	1.39	3.34
Total from investment operations	2.92	3.76	(1.19)	1.59	3.52
Distributions from net investment income	(.24)	(.23)	(.20)	(.19)	(.18)
Distributions from net realized gain	-	-	(.02)	(.06)	(.06)
Total distributions	(.24)	(.23)	(.23) D	(.25)	(.24)
Net asset value, end of period	$19.41	$16.73	$13.20	$14.62	$13.28
Total Return E	17.48%	28.70%	(8.18)%	11.87%	35.56%
Ratios to Average Net Assets C,F,G
Expenses before reductions H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- %	-%	-%	-%	-%
Expenses net of all reductions H	-%	-%	-%	-%	-%
Net investment income (loss)	1.30%	1.62%	1.65%	1.33%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$78,451,524	$66,241,811	$50,379,623	$47,734,987	$35,220,793
Portfolio turnover rate I	13%	13%	15%	14%	18% J

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended February 28, 2025

1. Organization.
Fidelity Series Total Market Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Series Total Market Index Fund	$274,363

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term capital gain dividends, futures contracts, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$34,828,383,512
Gross unrealized depreciation	(3,456,567,123)
Net unrealized appreciation (depreciation)	$31,371,816,389
Tax Cost	$47,661,834,594

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$201,524,845
Undistributed long-term capital gain	$10,648,427
Net unrealized appreciation (depreciation) on securities and other investments	$31,371,816,389

The tax character of distributions paid was as follows:

	February 28, 2025	February 29, 2024
Ordinary Income	$945,439,399	$ 907,627,789

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Total Market Index Fund	11,444,231,982	9,697,493,698
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Series Total Market Index Fund	Borrower	50,658,933	5.52%	116,523

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Series Total Market Index Fund	14,842

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Total Market Index Fund	913,973	73,180	1,557,502
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $52,368.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity Series Total Market Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Series Total Market Index Fund (one of the funds constituting Fidelity Concord Street Trust, referred to hereafter as the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 15, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2025, $10,648,428, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100%, and 83% of the dividends distributed in April and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 99.67%, and 88.26% of the dividends distributed in April and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 0.24%, and 8.26% of the dividends distributed in April and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	399,712,835,196.11	95.27
Withheld	19,861,567,939.07	4.73
TOTAL	419,574,403,135.19	100.00
Robert A. Lawrence
Affirmative	398,303,145,670.78	94.93
Withheld	21,271,257,464.41	5.07
TOTAL	419,574,403,135.19	100.00
Vijay C. Advani
Affirmative	398,848,644,763.97	95.06
Withheld	20,725,758,371.21	4.94
TOTAL	419,574,403,135.19	100.00
Thomas P. Bostick
Affirmative	399,084,917,382.24	95.12
Withheld	20,489,485,752.95	4.88
TOTAL	419,574,403,135.19	100.00
Donald F. Donahue
Affirmative	398,136,894,294.44	94.89
Withheld	21,437,508,840.75	5.11
TOTAL	419,574,403,135.19	100.00
Vicki L. Fuller
Affirmative	399,535,778,208.65	95.22
Withheld	20,038,624,926.54	4.78
TOTAL	419,574,403,135.19	100.00
Patricia L. Kampling
Affirmative	399,319,643,676.69	95.17
Withheld	20,254,759,458.50	4.83
TOTAL	419,574,403,135.19	100.00
Thomas A. Kennedy
Affirmative	398,612,509,964.82	95.00
Withheld	20,961,893,170.36	5.00
TOTAL	419,574,403,135.19	100.00
Oscar Munoz
Affirmative	397,517,256,424.15	94.74
Withheld	22,057,146,711.03	5.26
TOTAL	419,574,403,135.19	100.00
Karen B. Peetz
Affirmative	398,905,166,808.58	95.07
Withheld	20,669,236,326.60	4.93
TOTAL	419,574,403,135.19	100.00
David M. Thomas
Affirmative	398,279,523,899.44	94.92
Withheld	21,294,879,235.74	5.08
TOTAL	419,574,403,135.19	100.00
Susan Tomasky
Affirmative	398,393,822,853.60	94.95
Withheld	21,180,580,281.58	5.05
TOTAL	419,574,403,135.19	100.00
Michael E. Wiley
Affirmative	398,304,955,259.60	94.93
Withheld	21,269,447,875.58	5.07
TOTAL	419,574,403,135.19	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9892981.105
STX-ANN-0425
Fidelity Flex® Funds

Fidelity Flex® 500 Index Fund

Annual Report
February 28, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
Standard & Poor's®; and S&P®; are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Flex® 500 Index Fund
Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
Common Stocks - 99.4%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Aptiv PLC	27,015	1,759,216
CHINA - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	29,031	6,258,793
IRELAND - 0.4%
Information Technology - 0.4%
IT Services - 0.4%
Accenture PLC Class A	71,183	24,807,276
SWITZERLAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	34,018	5,239,793
UNITED STATES - 98.8%
Communication Services - 9.4%
Diversified Telecommunication Services - 0.7%
AT&T Inc	817,359	22,403,810
Verizon Communications Inc	479,666	20,673,605
		43,077,415
Entertainment - 1.5%
Electronic Arts Inc	27,003	3,486,627
Live Nation Entertainment Inc (b)	17,829	2,555,965
Netflix Inc (b)	48,701	47,754,254
Take-Two Interactive Software Inc (b)	18,726	3,969,537
Walt Disney Co/The	206,320	23,479,216
Warner Bros Discovery Inc (b)	253,838	2,908,983
		84,154,582
Interactive Media & Services - 6.5%
Alphabet Inc Class A	665,740	113,362,208
Alphabet Inc Class C	542,173	93,373,034
Match Group Inc	27,909	884,994
Meta Platforms Inc Class A	248,371	165,961,502
		373,581,738
Media - 0.5%
Charter Communications Inc Class A (b)	11,058	4,020,357
Comcast Corp Class A	435,278	15,617,775
Fox Corp Class A	25,607	1,474,963
Fox Corp Class B	14,710	795,370
Interpublic Group of Cos Inc/The	41,404	1,134,470
News Corp Class A	42,111	1,205,217
News Corp Class B	14,105	455,309
Omnicom Group Inc	22,318	1,847,038
Paramount Global Class B (c)	66,129	751,225
		27,301,724
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	55,529	14,975,616
TOTAL COMMUNICATION SERVICES		543,091,075

Consumer Discretionary - 10.4%
Automobile Components - 0.0%
BorgWarner Inc	24,308	723,649
Automobiles - 1.8%
Ford Motor Co	445,752	4,256,931
General Motors Co	125,709	6,176,083
Tesla Inc (b)	318,174	93,218,619
		103,651,633
Broadline Retail - 4.0%
Amazon.com Inc (b)	1,066,159	226,324,233
eBay Inc	54,882	3,553,060
		229,877,293
Distributors - 0.1%
Genuine Parts Co	15,935	1,989,963
LKQ Corp	28,894	1,219,038
Pool Corp	4,399	1,526,453
		4,735,454
Hotels, Restaurants & Leisure - 2.0%
Airbnb Inc Class A (b)	49,310	6,847,680
Booking Holdings Inc	3,772	18,920,390
Caesars Entertainment Inc (b)	23,617	784,556
Carnival Corp (b)	117,637	2,815,053
Chipotle Mexican Grill Inc (b)	155,614	8,398,488
Darden Restaurants Inc	13,351	2,676,341
Domino's Pizza Inc	3,958	1,938,272
Expedia Group Inc Class A	13,933	2,758,177
Hilton Worldwide Holdings Inc	27,755	7,353,965
Las Vegas Sands Corp	40,005	1,788,624
Marriott International Inc/MD Class A1	26,230	7,356,204
McDonald's Corp	81,666	25,180,078
MGM Resorts International (b)	25,151	874,248
Norwegian Cruise Line Holdings Ltd (b)	51,005	1,158,834
Royal Caribbean Cruises Ltd	28,179	6,934,852
Starbucks Corp	129,188	14,961,262
Wynn Resorts Ltd	10,283	918,477
Yum! Brands Inc	31,888	4,986,327
		116,651,828
Household Durables - 0.3%
DR Horton Inc	33,329	4,226,451
Garmin Ltd	17,588	4,026,421
Lennar Corp Class A	27,416	3,279,776
Mohawk Industries Inc (b)	5,823	684,727
NVR Inc (b)	347	2,514,216
PulteGroup Inc	23,330	2,409,522
		17,141,113
Leisure Products - 0.0%
Hasbro Inc	14,575	948,978
Specialty Retail - 1.8%
AutoZone Inc (b)	1,930	6,741,509
Best Buy Co Inc	22,365	2,010,837
CarMax Inc (b)	17,870	1,482,674
Home Depot Inc/The	113,173	44,884,412
Lowe's Cos Inc	64,652	16,075,073
O'Reilly Automotive Inc (b)	6,594	9,057,782
Ross Stores Inc	37,653	5,283,469
TJX Cos Inc/The	128,426	16,022,428
Tractor Supply Co	60,342	3,339,930
Ulta Beauty Inc (b)	5,388	1,973,948
		106,872,062
Textiles, Apparel & Luxury Goods - 0.4%
Deckers Outdoor Corp (b)	17,150	2,390,024
Lululemon Athletica Inc (b)	12,853	4,699,185
NIKE Inc Class B	135,898	10,794,378
Ralph Lauren Corp Class A	4,470	1,211,996
Tapestry Inc	26,623	2,274,137
		21,369,720
TOTAL CONSUMER DISCRETIONARY		601,971,730

Consumer Staples - 5.8%
Beverages - 1.2%
Brown-Forman Corp Class B	20,243	670,246
Coca-Cola Co/The	441,549	31,442,704
Constellation Brands Inc Class A	17,924	3,145,662
Keurig Dr Pepper Inc	136,025	4,559,558
Molson Coors Beverage Co Class B	19,414	1,189,884
Monster Beverage Corp (b)	80,056	4,375,060
PepsiCo Inc	156,293	23,986,287
		69,369,401
Consumer Staples Distribution & Retail - 2.1%
Costco Wholesale Corp	50,470	52,923,347
Dollar General Corp	25,212	1,870,226
Dollar Tree Inc (b)	23,240	1,693,266
Kroger Co/The	75,795	4,913,032
Sysco Corp	56,147	4,241,344
Target Corp	52,486	6,520,861
Walgreens Boots Alliance Inc	79,764	851,880
Walmart Inc	494,401	48,752,883
		121,766,839
Food Products - 0.6%
Archer-Daniels-Midland Co	54,218	2,559,090
Bunge Global SA	16,286	1,208,258
Conagra Brands Inc	55,301	1,412,388
General Mills Inc	63,614	3,856,281
Hershey Co/The	16,785	2,898,937
Hormel Foods Corp	32,304	924,864
JM Smucker Co	12,334	1,363,277
Kellanova	30,577	2,534,833
Kraft Heinz Co/The	100,367	3,082,271
Lamb Weston Holdings Inc	15,850	822,139
McCormick & Co Inc/MD	28,774	2,377,020
Mondelez International Inc	152,019	9,764,180
The Campbell's Company	21,833	874,630
Tyson Foods Inc Class A	32,761	2,009,560
		35,687,728
Household Products - 1.1%
Church & Dwight Co Inc	27,743	3,085,022
Clorox Co/The	14,103	2,205,568
Colgate-Palmolive Co	92,784	8,459,117
Kimberly-Clark Corp	37,939	5,387,717
Procter & Gamble Co/The	268,200	46,623,888
		65,761,312
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	26,776	1,925,462
Kenvue Inc	218,391	5,154,028
		7,079,490
Tobacco - 0.7%
Altria Group Inc	193,453	10,804,350
Philip Morris International Inc	177,133	27,505,212
		38,309,562
TOTAL CONSUMER STAPLES		337,974,332

Energy - 3.3%
Energy Equipment & Services - 0.2%
Baker Hughes Co Class A	112,527	5,017,579
Halliburton Co	99,700	2,629,089
Schlumberger NV	161,484	6,727,423
		14,374,091
Oil, Gas & Consumable Fuels - 3.1%
APA Corp	41,119	851,163
Chevron Corp	190,438	30,207,276
ConocoPhillips	147,494	14,624,030
Coterra Energy Inc	83,886	2,264,083
Devon Energy Corp	74,599	2,701,976
Diamondback Energy Inc	21,472	3,413,189
EOG Resources Inc	64,320	8,164,781
Eqt Corp	67,477	3,250,367
Exxon Mobil Corp	500,724	55,745,604
Hess Corp	31,495	4,690,865
Kinder Morgan Inc	221,134	5,992,731
Marathon Petroleum Corp	36,500	5,481,570
Occidental Petroleum Corp	77,415	3,780,949
ONEOK Inc	70,854	7,113,033
Phillips 66	46,904	6,082,980
Targa Resources Corp	24,795	5,001,647
Texas Pacific Land Corp	2,135	3,048,673
Valero Energy Corp	36,004	4,706,803
Williams Cos Inc/The	138,513	8,058,686
		175,180,406
TOTAL ENERGY		189,554,497

Financials - 14.4%
Banks - 3.6%
Bank of America Corp	760,505	35,059,281
Citigroup Inc	215,629	17,239,539
Citizens Financial Group Inc	50,188	2,297,105
Fifth Third Bancorp	75,826	3,296,156
Huntington Bancshares Inc/OH	164,740	2,713,268
JPMorgan Chase & Co	320,715	84,877,225
KeyCorp	113,432	1,964,642
M&T Bank Corp	19,031	3,648,623
PNC Financial Services Group Inc/The	45,348	8,703,188
Regions Financial Corp	103,670	2,458,016
Truist Financial Corp	151,783	7,035,142
US Bancorp	177,217	8,311,477
Wells Fargo & Co	379,345	29,710,300
		207,313,962
Capital Markets - 3.2%
Ameriprise Financial Inc	11,111	5,969,940
Bank of New York Mellon Corp/The	82,855	7,369,952
Blackrock Inc	16,580	16,211,592
Blackstone Inc	82,283	13,260,728
Cboe Global Markets Inc	11,908	2,510,206
Charles Schwab Corp/The	194,126	15,438,841
CME Group Inc Class A	41,111	10,432,738
FactSet Research Systems Inc	4,348	2,007,646
Franklin Resources Inc	34,341	695,405
Goldman Sachs Group Inc/The	35,765	22,256,203
Intercontinental Exchange Inc	65,571	11,358,864
Invesco Ltd	49,955	868,717
KKR & Co Inc Class A	77,044	10,446,396
MarketAxess Holdings Inc	4,191	807,983
Moody's Corp	17,785	8,962,573
Morgan Stanley	141,296	18,807,911
MSCI Inc	8,906	5,259,082
Nasdaq Inc	47,399	3,923,689
Northern Trust Corp	22,534	2,483,697
Raymond James Financial Inc	21,046	3,255,185
S&P Global Inc	36,136	19,287,230
State Street Corp	33,142	3,288,681
T Rowe Price Group Inc	25,185	2,662,558
		187,565,817
Consumer Finance - 0.6%
American Express Co	63,465	19,100,427
Capital One Financial Corp	43,355	8,694,845
Discover Financial Services	28,526	5,567,990
Synchrony Financial	44,077	2,674,592
		36,037,854
Financial Services - 4.8%
Apollo Global Management Inc	50,743	7,574,408
Berkshire Hathaway Inc Class B (b)	208,816	107,295,925
Corpay Inc (b)	7,896	2,898,227
Fidelity National Information Services Inc	61,379	4,365,274
Fiserv Inc (b)	64,851	15,284,732
Global Payments Inc	28,792	3,031,222
Jack Henry & Associates Inc	8,436	1,464,405
Mastercard Inc Class A	93,385	53,818,709
PayPal Holdings Inc (b)	114,355	8,124,923
Visa Inc Class A	196,867	71,405,630
		275,263,455
Insurance - 2.2%
AFLAC Inc	57,211	6,262,888
Allstate Corp/The	30,093	5,993,021
American International Group Inc	70,904	5,880,778
Aon PLC	24,675	10,095,036
Arch Capital Group Ltd	42,886	3,984,538
Arthur J Gallagher & Co	28,361	9,578,644
Assurant Inc	5,700	1,184,972
Brown & Brown Inc	26,900	3,188,726
Chubb Ltd	42,770	12,209,980
Cincinnati Financial Corp	17,771	2,626,732
Erie Indemnity Co Class A	2,772	1,186,609
Everest Group Ltd	4,927	1,740,315
Globe Life Inc	9,330	1,188,922
Hartford Insurance Group Inc/The	33,202	3,927,133
Loews Corp	20,864	1,808,283
Marsh & McLennan Cos Inc	55,958	13,309,051
MetLife Inc	66,091	5,695,722
Principal Financial Group Inc	24,064	2,142,659
Progressive Corp/The	66,723	18,815,886
Prudential Financial Inc	40,560	4,668,456
The Travelers Companies, Inc.	25,926	6,701,612
W R Berkley Corp	34,398	2,169,826
Willis Towers Watson PLC	11,536	3,918,202
		128,277,991
TOTAL FINANCIALS		834,459,079

Health Care - 10.7%
Biotechnology - 1.8%
AbbVie Inc	201,345	42,087,145
Amgen Inc	61,266	18,873,604
Biogen Inc (b)	16,596	2,331,738
Gilead Sciences Inc	142,007	16,232,820
Incyte Corp (b)	17,773	1,306,316
Moderna Inc (b)	39,262	1,215,551
Regeneron Pharmaceuticals Inc	11,947	8,347,847
Vertex Pharmaceuticals Inc (b)	29,348	14,080,877
		104,475,898
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	197,521	27,259,873
Align Technology Inc (b)	8,087	1,512,512
Baxter International Inc	58,601	2,022,321
Becton Dickinson & Co	32,876	7,414,524
Boston Scientific Corp (b)	167,672	17,402,677
Cooper Cos Inc/The (b)	22,745	2,055,693
Dexcom Inc (b)	44,699	3,950,051
Edwards Lifesciences Corp (b)	67,083	4,804,484
GE HealthCare Technologies Inc	52,092	4,550,236
Hologic Inc (b)	26,691	1,691,942
IDEXX Laboratories Inc (b)	9,355	4,089,164
Insulet Corp (b)	7,997	2,177,343
Intuitive Surgical Inc (b)	40,564	23,249,257
Medtronic PLC	146,281	13,460,778
ResMed Inc	16,777	3,917,765
Solventum Corp	16,043	1,279,429
STERIS PLC	11,225	2,461,194
Stryker Corp	39,060	15,084,581
Teleflex Inc	5,162	685,256
Zimmer Biomet Holdings Inc	22,695	2,367,542
		141,436,622
Health Care Providers & Services - 2.1%
Cardinal Health Inc	27,773	3,596,048
Cencora Inc	19,952	5,058,630
Centene Corp (b)	57,894	3,367,115
Cigna Group/The	31,588	9,755,954
CVS Health Corp	143,028	9,399,800
DaVita Inc (b)	5,013	741,321
Elevance Health Inc	26,486	10,511,764
HCA Healthcare Inc	20,810	6,374,103
Henry Schein Inc (b)	13,858	1,000,132
Humana Inc	13,792	3,729,633
Labcorp Holdings Inc	9,520	2,389,901
McKesson Corp	14,496	9,281,209
Molina Healthcare Inc (b)	6,557	1,974,444
Quest Diagnostics Inc	12,751	2,204,648
UnitedHealth Group Inc	104,849	49,799,081
Universal Health Services Inc Class B	6,526	1,143,682
		120,327,465
Life Sciences Tools & Services - 1.0%
Agilent Technologies Inc	32,775	4,192,578
Bio-Techne Corp	17,661	1,090,567
Charles River Laboratories International Inc (b)	5,684	939,621
Danaher Corp	73,297	15,228,185
IQVIA Holdings Inc (b)	19,748	3,728,422
Mettler-Toledo International Inc (b)	2,388	3,039,255
Revvity Inc	14,046	1,575,259
Thermo Fisher Scientific Inc	43,611	23,068,475
Waters Corp (b)	6,735	2,541,385
West Pharmaceutical Services Inc	8,212	1,907,976
		57,311,723
Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co	231,118	13,779,255
Eli Lilly & Co	89,766	82,641,273
Johnson & Johnson	274,233	45,253,930
Merck & Co Inc	288,197	26,586,173
Pfizer Inc	645,978	17,073,199
Viatris Inc	138,008	1,273,813
Zoetis Inc Class A	51,520	8,616,205
		195,223,848
TOTAL HEALTH CARE		618,775,556

Industrials - 8.3%
Aerospace & Defense - 1.9%
Axon Enterprise Inc (b)	8,227	4,347,558
Boeing Co (b)	85,191	14,876,904
GE Aerospace	123,301	25,520,842
General Dynamics Corp	29,432	7,434,523
Howmet Aerospace Inc	46,059	6,291,659
Huntington Ingalls Industries Inc	4,349	763,597
L3Harris Technologies Inc	21,651	4,462,488
Lockheed Martin Corp	24,074	10,842,207
Northrop Grumman Corp	15,596	7,201,297
RTX Corp	151,552	20,154,901
Textron Inc	21,420	1,600,717
TransDigm Group Inc	6,425	8,784,260
		112,280,953
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	13,715	1,393,718
Expeditors International of Washington Inc	16,049	1,883,511
FedEx Corp	25,631	6,738,390
United Parcel Service Inc Class B	83,034	9,883,537
		19,899,156
Building Products - 0.5%
A O Smith Corp	13,239	880,128
Allegion plc	10,101	1,300,100
Builders FirstSource Inc (b)	13,115	1,822,854
Carrier Global Corp	95,269	6,173,431
Johnson Controls International plc	76,271	6,533,374
Lennox International Inc	3,648	2,192,630
Masco Corp	24,715	1,858,074
Trane Technologies PLC	25,688	9,085,846
		29,846,437
Commercial Services & Supplies - 0.6%
Cintas Corp	38,986	8,089,595
Copart Inc (b)	100,408	5,502,358
Republic Services Inc	23,138	5,484,169
Rollins Inc	32,381	1,696,440
Veralto Corp	28,030	2,796,273
Waste Management Inc	41,637	9,692,261
		33,261,096
Construction & Engineering - 0.1%
Quanta Services Inc	16,780	4,356,591
Electrical Equipment - 0.8%
AMETEK Inc	26,337	4,985,594
Eaton Corp PLC	45,055	13,215,533
Emerson Electric Co	64,780	7,877,896
GE Vernova Inc	31,462	10,545,433
Generac Holdings Inc (b)	6,613	900,360
Hubbell Inc	6,100	2,266,699
Rockwell Automation Inc	12,942	3,716,295
		43,507,810
Ground Transportation - 0.9%
CSX Corp	219,656	7,031,189
JB Hunt Transport Services Inc	9,187	1,480,852
Norfolk Southern Corp	25,839	6,349,934
Old Dominion Freight Line Inc	21,447	3,785,396
Uber Technologies Inc (b)	239,905	18,235,179
Union Pacific Corp	69,022	17,027,037
		53,909,587
Industrial Conglomerates - 0.4%
3M Co	62,182	9,645,672
Honeywell International Inc	74,087	15,772,381
		25,418,053
Machinery - 1.6%
Caterpillar Inc	54,995	18,915,530
Cummins Inc	15,715	5,785,949
Deere & Co	28,983	13,934,737
Dover Corp	15,535	3,087,892
Fortive Corp	39,265	3,123,138
IDEX Corp	8,706	1,691,837
Illinois Tool Works Inc	30,536	8,060,893
Ingersoll Rand Inc	46,072	3,905,984
Nordson Corp	6,303	1,325,457
Otis Worldwide Corp	45,567	4,546,675
PACCAR Inc	59,870	6,420,459
Parker-Hannifin Corp	14,645	9,790,329
Pentair PLC	18,944	1,784,525
Snap-on Inc	6,003	2,048,044
Stanley Black & Decker Inc	17,784	1,538,850
Westinghouse Air Brake Technologies Corp	19,709	3,653,260
Xylem Inc/NY	27,906	3,652,616
		93,266,175
Passenger Airlines - 0.2%
Delta Air Lines Inc	73,356	4,410,163
Southwest Airlines Co	68,552	2,129,225
United Airlines Holdings Inc (b)	37,079	3,478,381
		10,017,769
Professional Services - 0.7%
Automatic Data Processing Inc	46,392	14,621,831
Broadridge Financial Solutions Inc	13,226	3,190,376
Dayforce Inc (b)	17,528	1,086,560
Equifax Inc	14,213	3,485,028
Jacobs Solutions Inc	14,234	1,823,518
Leidos Holdings Inc	15,230	1,979,443
Paychex Inc	36,405	5,521,546
Paycom Software Inc	5,404	1,186,016
Verisk Analytics Inc	16,089	4,776,985
		37,671,303
Trading Companies & Distributors - 0.3%
Fastenal Co	65,229	4,939,792
United Rentals Inc	7,457	4,789,780
WW Grainger Inc	5,036	5,142,814
		14,872,386
TOTAL INDUSTRIALS		478,307,316

Information Technology - 29.9%
Communications Equipment - 0.9%
Arista Networks Inc	117,825	10,963,616
Cisco Systems Inc	453,629	29,082,156
F5 Inc (b)	6,642	1,942,320
Juniper Networks Inc	38,382	1,389,428
Motorola Solutions Inc	19,088	8,402,919
		51,780,439
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp Class A	137,542	9,160,297
CDW Corp/DE	15,101	2,690,998
Corning Inc	87,905	4,408,436
Jabil Inc	12,883	1,995,834
Keysight Technologies Inc (b)	19,621	3,130,138
Teledyne Technologies Inc (b)	5,291	2,724,971
Trimble Inc (b)	27,910	2,008,962
Zebra Technologies Corp Class A (b)	5,892	1,856,275
		27,975,911
IT Services - 0.8%
Akamai Technologies Inc (b)	17,282	1,394,312
Cognizant Technology Solutions Corp Class A	56,501	4,708,228
EPAM Systems Inc (b)	6,526	1,345,269
Gartner Inc (b)	8,790	4,380,233
GoDaddy Inc Class A (b)	15,877	2,849,922
IBM Corporation	105,341	26,592,282
VeriSign Inc (b)	9,442	2,246,063
		43,516,309
Semiconductors & Semiconductor Equipment - 10.4%
Advanced Micro Devices Inc (b)	184,928	18,466,910
Analog Devices Inc	56,621	13,026,227
Applied Materials Inc	93,940	14,849,096
Broadcom Inc	532,116	106,119,894
Enphase Energy Inc (b)	15,017	860,925
First Solar Inc (b)	12,255	1,668,886
Intel Corp	491,857	11,671,767
KLA Corp	15,274	10,826,822
Lam Research Corp	146,724	11,259,600
Microchip Technology Inc	60,666	3,570,801
Micron Technology Inc	126,414	11,836,143
Monolithic Power Systems Inc	5,515	3,369,720
NVIDIA Corp	2,794,699	349,113,799
ON Semiconductor Corp (b)	48,443	2,279,243
QUALCOMM Inc	126,591	19,896,307
Skyworks Solutions Inc	17,752	1,183,348
Teradyne Inc	18,606	2,044,055
Texas Instruments Inc	103,936	20,370,417
		602,413,960
Software - 9.8%
Adobe Inc (b)	50,155	21,995,977
ANSYS Inc (b)	9,882	3,293,177
Autodesk Inc (b)	24,471	6,710,193
Cadence Design Systems Inc (b)	31,336	7,849,668
Crowdstrike Holdings Inc Class A (b)	26,579	10,356,773
Fair Isaac Corp (b)	2,766	5,217,644
Fortinet Inc (b)	72,308	7,809,987
Gen Digital Inc	62,372	1,704,626
Intuit Inc	31,933	19,601,753
Microsoft Corp	847,021	336,258,867
Oracle Corp	183,114	30,407,911
Palantir Technologies Inc Class A (b)	233,541	19,832,302
Palo Alto Networks Inc (b)	74,559	14,198,270
PTC Inc (b)	13,649	2,233,385
Roper Technologies Inc	12,224	7,144,928
Salesforce Inc	108,913	32,439,737
Servicenow Inc (b)	23,467	21,818,678
Synopsys Inc (b)	17,546	8,023,435
Tyler Technologies Inc (b)	4,849	2,950,277
Workday Inc Class A (b)	24,329	6,406,799
		566,254,387
Technology Hardware, Storage & Peripherals - 7.5%
Apple Inc	1,722,113	416,475,808
Dell Technologies Inc Class C	35,072	3,603,999
Hewlett Packard Enterprise Co	146,786	2,907,831
HP Inc	110,467	3,410,116
NetApp Inc	23,224	2,317,987
Seagate Technology Holdings PLC	24,094	2,455,420
Super Micro Computer Inc (b)(c)	57,309	2,376,031
Western Digital Corp (b)	39,251	1,920,551
		435,467,743
TOTAL INFORMATION TECHNOLOGY		1,727,408,749

Materials - 2.0%
Chemicals - 1.4%
Air Products and Chemicals Inc	25,278	7,991,640
Albemarle Corp	13,791	1,062,321
Celanese Corp	12,150	618,921
CF Industries Holdings Inc	20,039	1,623,560
Corteva Inc	78,275	4,929,760
Dow Inc	79,624	3,034,471
DuPont de Nemours Inc	47,907	3,917,355
Eastman Chemical Co	12,884	1,260,699
Ecolab Inc	28,703	7,721,394
FMC Corp	13,875	511,987
International Flavors & Fragrances Inc	29,058	2,377,235
Linde PLC	54,268	25,345,869
LyondellBasell Industries NV Class A1	29,629	2,276,396
Mosaic Co/The	35,306	844,520
PPG Industries Inc	26,238	2,970,666
Sherwin-Williams Co/The	26,447	9,580,955
		76,067,749
Construction Materials - 0.1%
Martin Marietta Materials Inc	6,896	3,331,733
Vulcan Materials Co	15,118	3,738,833
		7,070,566
Containers & Packaging - 0.2%
Amcor PLC (c)	166,352	1,683,482
Avery Dennison Corp	9,246	1,737,971
Ball Corp	34,161	1,799,943
International Paper Co	59,949	3,378,126
Packaging Corp of America	10,145	2,161,798
Smurfit WestRock PLC	55,944	2,913,004
		13,674,324
Metals & Mining - 0.3%
Freeport-McMoRan Inc	164,232	6,061,803
Newmont Corp	129,242	5,536,727
Nucor Corp	26,558	3,650,928
Steel Dynamics Inc	16,154	2,181,921
		17,431,379
TOTAL MATERIALS		114,244,018

Real Estate - 2.2%
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc	17,885	1,828,920
Healthpeak Properties Inc	80,705	1,651,224
Ventas Inc	47,534	3,288,402
Welltower Inc	67,372	10,342,276
		17,110,822
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	81,098	1,308,111
Industrial REITs - 0.2%
Prologis Inc	105,591	13,084,837
Office REITs - 0.0%
BXP Inc	16,168	1,146,795
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (b)	34,259	4,862,722
CoStar Group Inc (b)	47,034	3,586,343
		8,449,065
Residential REITs - 0.3%
AvalonBay Communities Inc	16,043	3,628,607
Camden Property Trust	12,343	1,531,273
Equity Residential	38,746	2,873,791
Essex Property Trust Inc	7,341	2,287,235
Invitation Homes Inc	65,124	2,214,867
Mid-America Apartment Communities Inc	13,354	2,245,074
UDR Inc	33,374	1,507,837
		16,288,684
Retail REITs - 0.3%
Federal Realty Investment Trust	8,499	895,965
Kimco Realty Corp	77,612	1,715,225
Realty Income Corp	99,391	5,668,269
Regency Centers Corp	18,157	1,392,642
Simon Property Group Inc	35,036	6,519,849
		16,191,950
Specialized REITs - 1.0%
American Tower Corp	53,148	10,928,292
Crown Castle Inc	49,586	4,666,043
Digital Realty Trust Inc	35,672	5,576,247
Equinix Inc	10,969	9,922,777
Extra Space Storage Inc	24,292	3,705,988
Iron Mountain Inc	33,156	3,089,145
Public Storage Operating Co	17,901	5,435,102
SBA Communications Corp Class A	12,220	2,662,737
VICI Properties Inc	120,751	3,923,200
Weyerhaeuser Co	82,574	2,485,476
		52,395,007
TOTAL REAL ESTATE		125,975,271

Utilities - 2.4%
Electric Utilities - 1.6%
Alliant Energy Corp	29,473	1,901,893
American Electric Power Co Inc	60,908	6,459,293
Constellation Energy Corp	35,707	8,946,210
Duke Energy Corp	88,190	10,361,443
Edison International	44,001	2,395,414
Entergy Corp	49,041	4,281,770
Evergy Inc	26,390	1,818,535
Eversource Energy	41,687	2,626,698
Exelon Corp	114,420	5,057,364
FirstEnergy Corp	58,439	2,265,680
NextEra Energy Inc	234,187	16,432,902
NRG Energy Inc	23,057	2,437,355
PG&E Corp	249,576	4,078,072
Pinnacle West Capital Corp	12,638	1,169,521
PPL Corp	83,690	2,946,725
Southern Co/The	125,099	11,232,639
Xcel Energy Inc	65,496	4,722,262
		89,133,776
Gas Utilities - 0.0%
Atmos Energy Corp	17,655	2,685,855
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	79,030	915,958
Vistra Corp	38,909	5,200,577
		6,116,535
Multi-Utilities - 0.6%
Ameren Corp	30,255	3,072,698
CenterPoint Energy Inc	74,141	2,548,968
CMS Energy Corp	34,034	2,486,184
Consolidated Edison Inc	39,215	3,981,107
Dominion Energy Inc	95,453	5,404,549
DTE Energy Co	23,480	3,139,276
NiSource Inc	53,337	2,176,682
Public Service Enterprise Group Inc	56,713	4,602,260
Sempra	72,565	5,193,477
WEC Energy Group Inc	36,273	3,869,966
		36,475,167
Water Utilities - 0.1%
American Water Works Co Inc	22,125	3,008,336
TOTAL UTILITIES		137,419,669

TOTAL UNITED STATES		5,709,181,292
TOTAL COMMON STOCKS (Cost $3,663,139,705)		5,747,246,370

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (e) (Cost $1,313,201)	4.25	1,327,000	1,313,523

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.35	23,488,022	23,492,719
Fidelity Securities Lending Cash Central Fund (f)(g)	4.35	4,867,320	4,867,807
TOTAL MONEY MARKET FUNDS (Cost $28,360,526)			28,360,526

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $3,692,813,432)	5,776,920,419
NET OTHER ASSETS (LIABILITIES) - 0.1%	4,568,222
NET ASSETS - 100.0%	5,781,488,641

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	116	Mar 2025	34,586,850	194,610	194,610

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,313,523.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	57,333,771	667,898,382	701,742,014	1,310,820	2,580	-	23,492,719	23,488,022	0.0%
Fidelity Securities Lending Cash Central Fund	231,557	45,640,419	41,004,169	9,725	-	-	4,867,807	4,867,320	0.0%
Total	57,565,328	713,538,801	742,746,183	1,320,545	2,580	-	28,360,526	28,355,342

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	543,091,075	543,091,075	-	-
Consumer Discretionary	603,730,946	603,730,946	-	-
Consumer Staples	337,974,332	337,974,332	-	-
Energy	189,554,497	189,554,497	-	-
Financials	834,459,079	834,459,079	-	-
Health Care	618,775,556	618,775,556	-	-
Industrials	478,307,316	478,307,316	-	-
Information Technology	1,763,714,611	1,763,714,611	-	-
Materials	114,244,018	114,244,018	-	-
Real Estate	125,975,271	125,975,271	-	-
Utilities	137,419,669	137,419,669	-	-

U.S. Treasury Obligations	1,313,523	-	1,313,523	-

Money Market Funds	28,360,526	28,360,526	-	-
Total Investments in Securities:	5,776,920,419	5,775,606,896	1,313,523	-
Derivative Instruments:

Assets
Futures Contracts	194,610	194,610	-	-
Total Assets	194,610	194,610	-	-
Total Derivative Instruments:	194,610	194,610	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	194,610	0
Total Equity Risk	194,610	0
Total Value of Derivatives	194,610	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value (including securities loaned of $4,657,696) - See accompanying schedule:
Unaffiliated issuers (cost $3,664,452,906)	$5,748,559,893
Fidelity Central Funds (cost $28,360,526)	28,360,526

Total Investment in Securities (cost $3,692,813,432)		$5,776,920,419
Segregated cash with brokers for derivative instruments		272,647
Cash		2,532
Receivable for fund shares sold		8,623,107
Dividends receivable		5,941,132
Distributions receivable from Fidelity Central Funds		116,738
Receivable for daily variation margin on futures contracts		446,619
Other receivables		11,877
Total assets		5,792,335,071
Liabilities
Payable for investments purchased	$51,791
Payable for fund shares redeemed	5,764,138
Accrued management fee	14,383
Other payables and accrued expenses	148,218
Collateral on securities loaned	4,867,900
Total liabilities		10,846,430
Net Assets		$5,781,488,641
Net Assets consist of:
Paid in capital		$3,739,905,051
Total accumulated earnings (loss)		2,041,583,590
Net Assets		$5,781,488,641
Net Asset Value, offering price and redemption price per share ($5,781,488,641 ÷ 227,168,105 shares)		$25.45
Statement of Operations
Year ended February 28, 2025
Investment Income
Dividends		$67,271,238
Interest		89,837
Income from Fidelity Central Funds (including $9,725 from security lending)		1,320,545
Total income		68,681,620
Expenses
Independent trustees' fees and expenses	$20,325
Proxy fee	239,559
Total expenses before reductions	259,884
Expense reductions	(89,644)
Total expenses after reductions		170,240
Net Investment income (loss)		68,511,380
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(12,298,321)
Redemptions in-kind	15,434,781
Fidelity Central Funds	2,580
Futures contracts	5,747,899
Total net realized gain (loss)		8,886,939
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	769,707,932
Futures contracts	(1,488,425)
Total change in net unrealized appreciation (depreciation)		768,219,507
Net gain (loss)		777,106,446
Net increase (decrease) in net assets resulting from operations		$845,617,826
Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$68,511,380	$57,235,489
Net realized gain (loss)	8,886,939	(14,867,647)
Change in net unrealized appreciation (depreciation)	768,219,507	917,249,139
Net increase (decrease) in net assets resulting from operations	845,617,826	959,616,981
Distributions to shareholders	(67,272,728)	(54,932,216)

Share transactions
Proceeds from sales of shares	2,006,000,725	1,437,296,844
Reinvestment of distributions	50,108,426	39,731,077
Cost of shares redeemed	(1,403,718,358)	(950,184,099)

Net increase (decrease) in net assets resulting from share transactions	652,390,793	526,843,822
Total increase (decrease) in net assets	1,430,735,891	1,431,528,587

Net Assets
Beginning of period	4,350,752,750	2,919,224,163
End of period	$5,781,488,641	$4,350,752,750

Other Information
Shares
Sold	83,703,048	75,544,756
Issued in reinvestment of distributions	2,082,609	2,115,906
Redeemed	(58,387,743)	(49,993,306)
Net increase (decrease)	27,397,914	27,667,356

Financial Highlights
Fidelity Flex® 500 Index Fund

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$21.78	$16.96	$18.69	$16.28	$12.62
Income from Investment Operations
Net investment income (loss) B,C	.32	.31	.29	.26	.24
Net realized and unrealized gain (loss)	3.67	4.81	(1.74)	2.41	3.66
Total from investment operations	3.99	5.12	(1.45)	2.67	3.90
Distributions from net investment income	(.32)	(.30)	(.28)	(.24)	(.24)
Distributions from net realized gain	-	-	-	(.02)	-
Total distributions	(.32)	(.30)	(.28)	(.26)	(.24)
Net asset value, end of period	$25.45	$21.78	$16.96	$18.69	$16.28
Total Return D	18.39%	30.49%	(7.73)%	16.38%	31.31%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.01%	-% G	-% G	-% G	-% G
Expenses net of fee waivers, if any G	- %	-%	-%	-%	-%
Expenses net of all reductions G	-%	-%	-%	-%	-%
Net investment income (loss)	1.34%	1.64%	1.67%	1.38%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$5,781,489	$4,350,753	$2,919,224	$2,760,531	$1,688,408
Portfolio turnover rate H	2 % I	2%	5%	2%	6%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended February 28, 2025

1. Organization.
Fidelity Flex 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term capital gain dividends, future contracts, redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,225,585,528
Gross unrealized depreciation	(176,060,963)
Net unrealized appreciation (depreciation)	$2,049,524,565
Tax Cost	$3,727,395,854

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$10,738,037
Capital loss carryforward	$(18,679,012)
Net unrealized appreciation (depreciation) on securities and other investments	$2,049,524,565

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(-)
Long-term	(18,679,012)
Total capital loss carryforward	$(18,679,012)

The tax character of distributions paid was as follows:

	February 28, 2025	February 29, 2024
Ordinary Income	$67,272,728	$ 54,932,216

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex 500 Index Fund	834,551,742	115,722,536

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Flex 500 Index Fund	875,448	15,434,781	22,140,072

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income earned is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Flex 500 Index Fund	-	-

9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent proxy and shareholder meeting expenses exceeded .003% of average net assets. This reimbursement will remain in place through June 30, 2026. During the period this reimbursement reduced the Fund's expenses as follows:

Reimbursement ($)
Fidelity Flex 500 Index Fund	85,850

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3,794.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Concord Street Trust and the Shareholders of Fidelity Flex 500 Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Flex 500 Index Fund (the "Fund"), a fund of Fidelity Concord Street Trust, including the schedule of investments, as of February 28, 2025, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
April 11, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 0.42% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,423,262 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 96%, 87%, 87%, and 87% of the dividends distributed in April, July, October, and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 97.53%, 91.73%, 91.73%, and 91.73% of the dividends distributed in April July, October, and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 1.80%, 6.01%, 6.01%, and 6.01% of the dividends distributed in April, July, September, and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	399,712,835,196.11	95.27
Withheld	19,861,567,939.07	4.73
TOTAL	419,574,403,135.19	100.00
Robert A. Lawrence
Affirmative	398,303,145,670.78	94.93
Withheld	21,271,257,464.41	5.07
TOTAL	419,574,403,135.19	100.00
Vijay C. Advani
Affirmative	398,848,644,763.97	95.06
Withheld	20,725,758,371.21	4.94
TOTAL	419,574,403,135.19	100.00
Thomas P. Bostick
Affirmative	399,084,917,382.24	95.12
Withheld	20,489,485,752.95	4.88
TOTAL	419,574,403,135.19	100.00
Donald F. Donahue
Affirmative	398,136,894,294.44	94.89
Withheld	21,437,508,840.75	5.11
TOTAL	419,574,403,135.19	100.00
Vicki L. Fuller
Affirmative	399,535,778,208.65	95.22
Withheld	20,038,624,926.54	4.78
TOTAL	419,574,403,135.19	100.00
Patricia L. Kampling
Affirmative	399,319,643,676.69	95.17
Withheld	20,254,759,458.50	4.83
TOTAL	419,574,403,135.19	100.00
Thomas A. Kennedy
Affirmative	398,612,509,964.82	95.00
Withheld	20,961,893,170.36	5.00
TOTAL	419,574,403,135.19	100.00
Oscar Munoz
Affirmative	397,517,256,424.15	94.74
Withheld	22,057,146,711.03	5.26
TOTAL	419,574,403,135.19	100.00
Karen B. Peetz
Affirmative	398,905,166,808.58	95.07
Withheld	20,669,236,326.60	4.93
TOTAL	419,574,403,135.19	100.00
David M. Thomas
Affirmative	398,279,523,899.44	94.92
Withheld	21,294,879,235.74	5.08
TOTAL	419,574,403,135.19	100.00
Susan Tomasky
Affirmative	398,393,822,853.60	94.95
Withheld	21,180,580,281.58	5.05
TOTAL	419,574,403,135.19	100.00
Michael E. Wiley
Affirmative	398,304,955,259.60	94.93
Withheld	21,269,447,875.58	5.07
TOTAL	419,574,403,135.19	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9881571.107
Z5I-ANN-0425
Fidelity® Total Market Index Fund
Fidelity® Extended Market Index Fund
Fidelity® International Index Fund

Annual Report
February 28, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's®; and S&P®; are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Total Market Index Fund
Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
ARGENTINA - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Arcadium Lithium PLC (b)	1,981,157	11,569,957
AUSTRALIA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Benitec Biopharma Inc (b)	36,813	467,894
Information Technology - 0.0%
Software - 0.0%
Mawson Infrastructure Group Inc (b)	23,738	13,744
TOTAL AUSTRALIA		481,638
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	189,665	3,618,808
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Aptiv PLC	433,159	28,207,314
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	195,078	2,255,102
Liberty Global Ltd Class C (b)	411,591	4,984,367

TOTAL BELGIUM		7,239,469
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd	95,679	22,735,244
CANADA - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
Lionsgate Studios Corp (c)	62,080	528,922
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (b)	169,258	1,061,248
Personal Care Products - 0.0%
Flora Growth Corp (b)	20,041	15,121
Financials - 0.0%
Insurance - 0.0%
Kingsway Financial Services Inc (b)	34,267	266,255
Health Care - 0.0%
Biotechnology - 0.0%
TuHURA Biosciences Inc (b)	47,252	113,877
TuHURA Biosciences Inc rights (b)(c)(d)	87,127	1
		113,878
Pharmaceuticals - 0.0%
Lexaria Bioscience Corp (b)(c)	26,294	38,651
TOTAL HEALTH CARE		152,529

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	340,048	34,814,114
Information Technology - 0.0%
Software - 0.0%
D-Wave Quantum Inc (b)(c)	305,450	1,673,866
Hut 8 Corp (United States) (b)(c)	150,465	2,219,359
		3,893,225
Materials - 0.0%
Chemicals - 0.0%
Loop Industries Inc (b)	32,938	43,807
Metals & Mining - 0.0%
McEwen Mining Inc (b)(c)	79,170	544,690
US Goldmining Inc (b)	5,216	54,142
		598,832
TOTAL MATERIALS		642,639

TOTAL CANADA		41,374,053
CHINA - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
indie Semiconductor Inc Class A (b)(c)	306,606	922,884
NXP Semiconductors NV	468,074	100,912,074
		101,834,958
Software - 0.0%
Nukkleus Inc (b)(c)	2,017	31,667
TOTAL CHINA		101,866,625
CZECH REPUBLIC - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Connexa Sports Technologies In (b)(c)	3,863	2,549
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Galecto Inc (b)	2,453	10,744
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	109,318	1,528,266
Paper & Forest Products - 0.0%
Mercer International Inc	80,558	633,186
TOTAL GERMANY		2,161,452
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)	866,483	2,434,817
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Insurance - 0.0%
Oxbridge Re Holdings Ltd (b)	1,438	5,205
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
GigaCloud Technology Inc Class A (b)(c)	48,317	818,007
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Natural Health Trends Corp	15,245	74,091
TOTAL HONG KONG		892,098
IRELAND - 0.4%
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	68,488	1,082,795
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)	28,867	1,387,925
Information Technology - 0.4%
IT Services - 0.4%
Accenture PLC Class A	1,151,079	401,151,032
TOTAL IRELAND		403,621,752
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)(c)	184,935	2,914,576
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	240,575	5,364,823
JORDAN - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Jerash Holdings US Inc	9,170	33,562
KOREA (SOUTH) - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Webtoon Entertainment Inc	27,604	249,540
Health Care - 0.0%
Biotechnology - 0.0%
Artiva Biotherapeutics Inc (b)(c)	25,581	106,161
TOTAL KOREA (SOUTH)		355,701
NETHERLANDS - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (b)	83,913	1,103,456
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (b)(c)	30,551	431,075
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (b)	53,788	364,145
Liberty Latin America Ltd Class C (b)	238,123	1,597,805
		1,961,950
Financials - 0.0%
Banks - 0.0%
First BanCorp/Puerto Rico	297,794	5,798,049
Ofg Bancorp	83,854	3,562,956
Popular Inc	130,818	13,138,053
		22,499,058
Financial Services - 0.0%
EVERTEC Inc	119,168	4,449,733
TOTAL FINANCIALS		26,948,791

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Unusual Machines Inc /US (c)	7,812	56,090
TOTAL PUERTO RICO		28,966,831
SINGAPORE - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (b)	41,392	759,543
Health Care - 0.0%
Pharmaceuticals - 0.0%
Scilex Holding Co (b)	180,208	42,529
Scilex Holding Co (b)(c)(k)	119,846	22,627
		65,156
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	98,348	3,763,778
TOTAL SINGAPORE		4,588,477
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	133,214	12,968,383
Financials - 0.0%
Insurance - 0.0%
SiriusPoint Ltd (b)	177,231	2,718,724
Health Care - 0.0%
Biotechnology - 0.0%
Aprea Therapeutics Inc (b)	7,197	18,280
TOTAL SWEDEN		15,705,387
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc (c)	222,515	2,149,495
Health Care - 0.0%
Biotechnology - 0.0%
CRISPR Therapeutics AG (b)(c)	156,473	6,872,294
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	550,753	84,832,485
TOTAL SWITZERLAND		93,854,274
THAILAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)	29,661	598,855
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	66,735	13,350,337
TOTAL THAILAND		13,949,192
UNITED KINGDOM - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Entertainment PLC (b)	327,566	91,911,744
Soho House & Co Inc Class A (b)(c)	65,842	463,528
		92,375,272
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	783,246	23,058,762
Health Care - 0.0%
Biotechnology - 0.0%
F-star Therapeutics Inc rights (b)(d)	1,612	0
F-star Therapeutics Inc rights (b)(d)	1,612	0
Zura Bio Ltd Class A (b)(c)	66,248	90,097
		90,097
Health Care Technology - 0.0%
OneMedNet Corp Class A (b)	40,195	36,176
TOTAL HEALTH CARE		126,273

Industrials - 0.0%
Electrical Equipment - 0.0%
TurnOnGreen Inc warrants 7/14/2028 (b)	95,205	72
Machinery - 0.0%
Luxfer Holdings PLC	49,263	601,009
TOTAL INDUSTRIALS		601,081

TOTAL UNITED KINGDOM		116,161,388
UNITED STATES - 99.2%
Communication Services - 8.8%
Diversified Telecommunication Services - 0.7%
Anterix Inc (b)	36,112	1,408,368
AST SpaceMobile Inc Class A (b)(c)	294,414	7,981,564
AT&T Inc	13,217,839	362,300,968
Atn International Inc	17,701	305,873
Bandwidth Inc Class A (b)	45,568	727,721
Cogent Communications Holdings Inc	78,005	5,699,825
Frontier Communications Parent Inc (b)	406,881	14,643,647
GCI Liberty Inc Class A (b)(d)	149,409	1
Globalstar Inc (b)	92,251	1,991,699
IDT Corp Class B	38,994	1,893,549
Iridium Communications Inc	210,825	6,653,637
Lumen Technologies Inc (b)	1,870,490	8,828,713
NextPlat Corp (b)	41,429	40,600
Shenandoah Telecommunications Co	81,161	877,350
Verizon Communications Inc	7,755,136	334,246,362
		747,599,877
Entertainment - 1.5%
AMC Entertainment Holdings Inc Class A (b)(c)	693,498	2,288,543
Atlanta Braves Holdings Inc Class A (b)	23,718	1,046,675
Atlanta Braves Holdings Inc Class C (b)	65,864	2,658,930
Cinemark Holdings Inc	196,026	5,020,226
Cineverse Corp (b)	22,039	81,544
CuriosityStream Inc Class A	54,806	140,851
Dolphin Entertainment Inc (b)	3,621	4,056
Electronic Arts Inc	439,826	56,790,333
Endeavor Group Holdings Inc Class A (c)	351,472	11,454,472
Eventbrite Inc Class A (b)	134,758	328,810
Gaia Inc Class A (b)	30,063	141,597
Golden Matrix Group Inc (b)(c)	60,940	127,974
Kartoon Studios Inc (b)	55,659	30,473
Liberty Media Corp-Liberty Formula One Class A (b)	52,975	4,721,132
Liberty Media Corp-Liberty Formula One Class C (b)	401,441	38,710,956
Liberty Media Corp-Liberty Live Class A (b)	23,303	1,666,631
Liberty Media Corp-Liberty Live Class C (b)	97,454	7,150,200
Lions Gate Entertainment Corp Class A (b)(c)	225,511	2,248,345
Lions Gate Entertainment Corp Class B (b)	102,760	905,315
Live Nation Entertainment Inc (b)	288,608	41,374,843
LiveOne Inc (b)	160,756	124,489
Madison Square Garden Entertainment Corp Class A (b)	76,261	2,633,292
Madison Square Garden Sports Corp Class A (b)	30,747	6,262,856
Marcus Corp/The	45,554	835,460
Mega Matrix Inc Class A (c)	61,149	50,515
Motorsport Games Inc Class A (b)	314	364
Netflix Inc (b)	787,330	772,024,306
Playstudios Inc Class A (b)	196,560	320,393
Playtika Holding Corp	93,247	492,344
PodcastOne Inc (b)	5,883	10,060
Reading International Inc Class A (b)	27,122	39,056
Reading International Inc Class B (b)	2,945	17,081
Reservoir Media Inc (b)	61,718	483,252
ROBLOX Corp Class A (b)	984,743	62,669,045
Roku Inc Class A (b)	236,043	19,711,951
Skillz Inc Class A (b)	21,239	124,885
Snail Inc Class A (b)	4,029	6,446
Sphere Entertainment Co Class A (b)	50,005	2,181,718
Take-Two Interactive Software Inc (b)	300,793	63,762,100
TKO Group Holdings Inc Class A	122,750	18,491,060
Vivid Seats Inc Class A (b)(c)	167,466	693,309
Walt Disney Co/The	3,335,703	379,603,002
Warner Bros Discovery Inc (b)	4,120,086	47,216,186
Warner Music Group Corp Class A	261,014	8,796,172
		1,563,441,248
Interactive Media & Services - 5.8%
Alphabet Inc Class A	10,771,374	1,834,149,565
Alphabet Inc Class C	8,759,067	1,508,486,518
Angi Inc Class A (b)(c)	123,771	207,935
Arena Group Holdings Inc/The (b)	23,034	37,085
Bumble Inc Class A (b)	168,215	874,718
BuzzFeed Inc Class A (b)	34,638	74,125
Cargurus Inc Class A (b)	161,469	5,197,687
Cars.com Inc (b)	109,872	1,450,310
DHI Group Inc (b)	70,645	170,961
EverQuote Inc Class A (b)	50,607	1,360,316
fuboTV Inc (b)(c)	617,652	1,871,486
Getty Images Holdings Inc Class A (b)(c)	89,308	191,119
Giftify Inc (b)(c)	29,665	50,727
IAC Inc Class A (b)	129,965	6,006,982
Intelligent Protection Management Corp (b)(c)	11,434	23,211
IZEA Worldwide Inc (b)	18,936	45,636
Match Group Inc	465,105	14,748,480
MediaAlpha Inc Class A (b)	58,291	541,523
Meta Platforms Inc Class A	4,015,713	2,683,299,427
Nextdoor Holdings Inc Class A (b)	411,754	728,805
Outbrain Inc (b)	60,267	298,623
Pinterest Inc Class A (b)	1,094,717	40,482,635
PSQ Holdings Inc Class A (b)(c)	38,733	103,030
QuinStreet Inc (b)	104,734	2,050,692
Reddit Inc Class A	187,475	30,329,706
Rumble Inc Class A (b)(c)	152,087	1,417,451
Shutterstock Inc	43,787	940,983
Snap Inc Class A (b)	1,963,726	20,128,192
Society Pass Inc (b)	288	405
Super League Enterprise Inc (b)	3,151	1,200
System1 Inc Class A (b)	36,571	19,383
Travelzoo (b)	13,596	223,926
TripAdvisor Inc Class A (b)	202,827	3,001,840
TrueCar Inc (b)	151,883	353,887
Trump Media & Technology Group Corp (b)(c)	167,262	4,031,014
Vimeo Inc Class A (b)	283,178	1,667,918
Yelp Inc Class A (b)	120,388	4,130,512
Zedge Inc Class B (b)	19,872	48,488
Ziff Davis Inc (b)	78,623	3,228,260
ZipRecruiter Inc Class A (b)	135,921	761,158
ZoomInfo Technologies Inc (b)	498,243	5,809,513
		6,178,545,432
Media - 0.6%
Advantage Solutions Inc Class A (b)(c)	97,448	244,594
Altice USA Inc Class A (b)(c)	444,428	1,271,064
AMC Networks Inc Class A (b)	59,044	431,021
Boston Omaha Corp (b)	39,846	567,407
Cable One Inc (c)	8,502	2,212,050
Cardlytics Inc (b)(c)	94,503	248,543
Charter Communications Inc Class A (b)	178,300	64,824,532
Clear Channel Outdoor Holdings Inc (b)	587,711	734,639
Comcast Corp Class A	7,028,918	252,197,579
comScore Inc (b)	7,225	43,639
Creative Realities Inc (b)	9,621	20,397
Cumulus Media Inc Class A (b)	27,627	19,891
DallasNews Corp Class A	5,457	36,180
Direct Digital Holdings Inc Class A (b)(c)	5,555	5,269
EchoStar Corp Class A (b)	225,771	7,050,828
Emerald Holding Inc	37,867	155,633
Entravision Communications Corp Class A	122,142	272,377
EW Scripps Co/The Class A (b)	110,002	178,203
Fluent Inc (b)	12,325	33,401
Fox Corp Class A	495,063	28,515,629
Fox Corp Class B	148,430	8,025,610
Gannett Co Inc (b)	217,654	879,322
Gray Media Inc	156,842	589,726
Gray Media Inc Class A	9,277	60,764
Harte Hanks Inc (b)	11,062	56,527
Ibotta Inc Class A (b)(c)	12,098	403,952
iHeartMedia Inc Class A (b)	206,500	365,505
Integral Ad Science Holding Corp (b)	140,779	1,480,995
Interpublic Group of Cos Inc/The	686,215	18,802,291
John Wiley & Sons Inc Class A	77,510	3,091,099
Lee Enterprises Inc (b)	8,331	80,811
Lendway Inc (b)	2,977	11,759
Liberty Broadband Corp Class A (b)	33,108	2,699,295
Liberty Broadband Corp Class C (b)	203,154	16,711,448
LQR House Inc (c)	9,894	15,336
Magnite Inc (b)	230,892	3,641,167
Marchex Inc Class B (b)	42,341	84,259
Mediaco Holding Inc Class A (b)	6,615	7,541
National CineMedia Inc	173,283	1,159,263
New York Times Co/The Class A	299,390	14,397,665
News Corp Class A	686,324	19,642,593
News Corp Class B	217,191	7,010,925
Nexstar Media Group Inc	53,736	9,089,444
Omnicom Group Inc	358,833	29,697,019
Paramount Global Class A (c)	101,847	2,306,835
Paramount Global Class B (c)	938,425	10,660,508
PubMatic Inc Class A (b)	75,016	797,420
Saga Communications Inc Class A	9,035	101,644
Scholastic Corp	44,890	982,642
Sinclair Inc Class A	68,435	993,676
Sirius XM Holdings Inc (c)	407,561	9,858,901
SPAR Group Inc (b)	25,695	40,341
Stagwell Inc Class A (b)	182,798	1,186,359
TechTarget Inc/old	49,157	721,133
TEGNA Inc	297,193	5,408,913
Thryv Holdings Inc (b)	85,350	1,471,434
Townsquare Media Inc Class A	23,456	200,314
Trade Desk Inc (The) Class A (b)	829,089	58,301,538
Urban One Inc Class A (b)	10,957	15,011
Urban One Inc Class D (b)	38,428	29,090
WideOpenWest Inc (b)	84,642	417,285
		590,560,236
Wireless Telecommunication Services - 0.2%
Gogo Inc (b)(c)	107,991	791,574
Kore Group Holdings Inc (b)	14,534	36,335
NII Holdings Inc (b)(d)	149,032	1
Spok Holdings Inc	36,806	620,181
SurgePays Inc (b)	23,947	30,652
T-Mobile US Inc	897,599	242,073,475
Telephone and Data Systems Inc	178,769	6,453,561
United States Cellular Corp (b)	27,507	1,803,909
		251,809,688
TOTAL COMMUNICATION SERVICES		9,331,956,481

Consumer Discretionary - 10.5%
Automobile Components - 0.1%
Adient PLC (b)	162,495	2,572,296
American Axle & Manufacturing Holdings Inc (b)	211,854	1,050,796
BorgWarner Inc	405,159	12,061,583
Cooper-Standard Holdings Inc (b)	31,799	481,437
Dana Inc	238,095	3,540,473
Dorman Products Inc (b)	50,236	6,604,025
Fox Factory Holding Corp (b)	75,283	2,087,598
Gentex Corp	419,176	10,194,360
Gentherm Inc (b)	56,585	1,871,832
Goodyear Tire & Rubber Co/The (b)	522,270	4,935,452
Holley Inc Class A (b)	101,683	276,578
LCI Industries	46,536	4,831,368
Lear Corp	100,547	9,450,413
Luminar Technologies Inc Class A (b)(c)	47,738	248,237
Modine Manufacturing Co (b)	96,442	8,155,136
Motorcar Parts of America Inc (b)	35,012	378,130
Patrick Industries Inc	62,211	5,636,317
Phinia Inc	77,558	3,824,385
QuantumScape Corp Class A (b)(c)	705,058	3,306,722
Solid Power Inc (b)(c)	260,327	320,202
Standard Motor Products Inc	37,193	1,061,116
Stoneridge Inc (b)	47,733	268,259
Strattec Security Corp (b)	6,836	339,954
Superior Industries International Inc (b)	41,602	71,138
Sypris Solutions Inc (b)(c)	27,379	50,376
Visteon Corp (b)	50,669	4,394,016
Worksport Ltd (b)(c)	46,722	31,149
XPEL Inc (b)(f)	41,006	1,370,831
		89,414,179
Automobiles - 1.6%
AYRO Inc (b)(c)	4,270	2,421
Cenntro Inc	10,016	7,426
Envirotech Vehicles Inc (b)	23,755	7,314
Faraday Future Intelligent Electric Inc Class A (b)(c)	76,142	103,553
Ford Motor Co	7,195,571	68,717,703
General Motors Co	2,026,540	99,563,910
Harley-Davidson Inc	210,453	5,421,269
Lucid Group Inc Class A (b)(c)	2,177,790	4,834,694
Phoenix Motor Inc (b)(c)	37,567	10,643
Rivian Automotive Inc Class A (b)(c)	1,340,926	15,876,564
Tesla Inc (b)	5,144,527	1,507,243,520
Thor Industries Inc	98,087	9,748,867
Volcon Inc (b)(c)	1,155	982
Winnebago Industries Inc	53,860	2,176,483
Workhorse Group Inc (b)(c)	38,461	16,423
		1,713,731,772
Broadline Retail - 3.5%
1stdibs.Com Inc (b)	62,067	228,406
Amazon.com Inc (b)	17,238,930	3,659,480,060
ContextLogic Inc Class A (b)	42,980	352,006
Dillard's Inc Class A (c)	5,631	2,190,966
eBay Inc	883,121	57,173,254
Etsy Inc (b)	206,836	10,587,935
Groupon Inc (b)(c)	43,593	484,754
Kohl's Corp	207,112	2,363,148
Macy's Inc	519,182	7,450,262
Nordstrom Inc	177,661	4,315,386
Ollie's Bargain Outlet Holdings Inc (b)	113,192	11,716,504
QVC Group Inc Class A (b)	668,801	223,179
QVC Group Inc Class B (b)	633	6,324
Savers Value Village Inc (b)(c)	49,422	369,677
		3,756,941,861
Distributors - 0.1%
A-Mark Precious Metals Inc	32,263	876,908
AMCON Distributing Co	261	34,449
Cheetah Net Supply Chain Service Inc Class A (b)	3,470	6,558
Educational Development Corp (b)	5,163	7,486
Genuine Parts Co	255,861	31,951,923
Kaival Brands Innovations Group Inc (b)(c)	4,964	4,103
LKQ Corp	479,593	20,234,029
Pool Corp	70,143	24,339,621
Weyco Group Inc	12,568	437,115
		77,892,192
Diversified Consumer Services - 0.1%
ADT Inc	652,175	5,341,313
Adtalem Global Education Inc (b)	69,261	7,086,093
Allurion Technologies Inc (b)(c)	2,686	8,541
American Public Education Inc (b)	33,040	699,126
Beachbody Co Inc/The Class A (b)	4,639	36,509
Bright Horizons Family Solutions Inc (b)	106,853	13,854,560
Carriage Services Inc	23,524	943,548
Chegg Inc (b)	190,569	207,720
Coursera Inc (b)	229,958	1,821,267
Duolingo Inc Class A (b)	69,743	21,764,698
European Wax Center Inc Class A (b)	63,637	413,641
Frontdoor Inc (b)	139,100	6,326,268
Graham Holdings Co Class B	6,236	6,134,790
Grand Canyon Education Inc (b)	52,629	9,463,747
H&R Block Inc	252,143	13,744,315
KinderCare Learning Cos Inc (b)	45,014	875,972
Laureate Education Inc (b)	244,815	4,881,611
Legacy Education Inc	5,105	37,369
Lincoln Educational Services Corp (b)	52,936	971,376
Mister Car Wash Inc (b)	169,060	1,435,319
Nerdy Inc Class A (b)	148,432	225,617
Perdoceo Education Corp	113,769	2,912,486
Regis Corp (b)	4,164	93,648
Service Corp International/US	266,469	21,583,989
Strategic Education Inc	45,817	3,689,643
Stride Inc (b)(c)	78,807	10,780,798
Udemy Inc (b)	165,029	1,590,880
Universal Technical Institute Inc (b)	78,104	2,205,657
Wag! Group Co (b)(c)	16,732	4,300
WW International Inc (b)(c)	138,521	88,653
XWELL Inc (b)(c)	7,012	7,573
		139,231,027
Hotels, Restaurants & Leisure - 2.2%
Accel Entertainment Inc Class A (b)	100,048	1,077,517
Airbnb Inc Class A (b)	797,630	110,766,878
Allied Gaming & Entertainment Inc (b)	25,037	27,290
Aramark	485,168	17,975,474
Ark Restaurants Corp	4,977	54,000
Biglari Holdings Inc Class A (b)	34	40,256
Biglari Holdings Inc Class B (b)	1,818	445,628
BJ's Restaurants Inc (b)	42,040	1,602,985
Bloomin' Brands Inc	140,682	1,319,597
Booking Holdings Inc	60,940	305,675,650
Boyd Gaming Corp	121,417	9,259,260
Brinker International Inc (b)	81,822	13,486,720
Caesars Entertainment Inc (b)	390,357	12,967,660
Canterbury Park Holding Corp	4,962	105,294
Carnival Corp (b)	1,915,004	45,826,046
Cava Group Inc (b)	150,043	14,258,586
Century Casinos Inc (b)	44,571	116,776
Cheesecake Factory Inc/The	85,834	4,637,611
Chipotle Mexican Grill Inc (b)	2,510,394	135,485,964
Choice Hotels International Inc (c)	40,916	5,862,854
Churchill Downs Inc	135,470	16,053,195
Cracker Barrel Old Country Store Inc	41,769	1,891,718
Darden Restaurants Inc	216,344	43,368,318
Dave & Buster's Entertainment Inc (b)(c)	58,444	1,220,895
Denny's Corp (b)	94,473	469,531
Dine Brands Global Inc	27,477	689,123
Domino's Pizza Inc	63,592	31,141,638
DoorDash Inc Class A (b)	616,347	122,307,899
DraftKings Inc Class A (b)	899,634	39,457,947
Dutch Bros Inc Class A (b)	209,708	16,600,485
El Pollo Loco Holdings Inc (b)	45,068	508,142
Empire Resorts Inc (b)(d)	2,836	0
Everi Holdings Inc (b)	157,644	2,170,758
Expedia Group Inc Class A	226,459	44,829,824
FAT Brands Inc Class A	27,309	89,847
FAT Brands Inc Class B	2,371	7,611
First Watch Restaurant Group Inc (b)	76,074	1,621,898
Flanigan's Enterprises Inc	1,647	40,846
Full House Resorts Inc (b)	58,627	281,996
GAN Ltd (b)	69,893	123,711
GEN Restaurant Group Inc Class A (b)	7,597	44,063
Global Business Travel Group I Class A (b)	154,133	1,280,845
Golden Entertainment Inc	38,895	1,209,246
Good Times Restaurants Inc (b)	14,346	36,152
Hall of Fame Resort & Entertainment Co (b)(c)	4,049	3,726
Hilton Grand Vacations Inc (b)	115,103	4,937,919
Hilton Worldwide Holdings Inc	448,234	118,764,081
Hyatt Hotels Corp Class A	78,341	11,042,164
Inspirato Inc Class A (b)(c)	6,136	24,912
Inspired Entertainment Inc (b)	44,084	475,226
Jack in the Box Inc (c)	34,512	1,326,641
Krispy Kreme Inc (c)	163,035	1,012,447
Kura Sushi USA Inc Class A (b)	10,646	662,181
Las Vegas Sands Corp	642,565	28,729,081
Life Time Group Holdings Inc (b)	132,631	4,039,940
Light & Wonder Inc Class A (b)	162,680	18,135,566
Lindblad Expeditions Holdings Inc (b)	66,575	743,643
Lucky Strike Entertainment Corp Class A (c)	48,949	522,775
Marriott International Inc/MD Class A1	424,427	119,030,552
Marriott Vacations Worldwide Corp	60,786	4,585,696
McDonald's Corp	1,319,792	406,931,468
MGM Resorts International (b)	417,869	14,525,126
Monarch Casino & Resort Inc	23,308	2,134,547
Nathan's Famous Inc	5,010	510,569
Noodles & Co Class A (b)	62,961	89,405
Norwegian Cruise Line Holdings Ltd (b)	811,053	18,427,124
ONE Group Hospitality Inc/The (b)(c)	43,850	142,951
Papa John's International Inc	59,939	2,718,234
Penn Entertainment Inc (b)	277,234	5,963,303
Pinstripes Holdings Inc Class A (b)	57,304	13,753
Planet Fitness Inc Class A (b)	155,016	14,346,731
Playa Hotels & Resorts NV (b)	176,096	2,350,882
PlayAGS Inc (b)	70,516	854,654
Portillo's Inc Class A (b)(c)	107,552	1,502,501
Potbelly Corp (b)	48,716	621,129
Rave Restaurant Group Inc (b)	25,802	82,824
Rci Hospitality Holdings Inc	14,958	744,460
Red Robin Gourmet Burgers Inc (b)	28,298	159,318
Red Rock Resorts Inc Class A	91,191	4,556,814
Royal Caribbean Cruises Ltd	455,710	112,150,231
Rush Street Interactive Inc Class A (b)	154,184	1,797,785
Sabre Corp (b)	701,945	2,899,033
Serve Robotics Inc (c)	28,263	254,650
Shake Shack Inc Class A (b)	74,300	8,068,980
Six Flags Entertainment Corp	171,741	7,551,452
Sonder Holdings Inc (b)(c)	17,930	49,845
Starbucks Corp	2,087,484	241,751,522
Sweetgreen Inc Class A (b)	192,227	4,375,087
Target Hospitality Corp (b)	61,462	344,802
Texas Roadhouse Inc	123,160	22,672,524
Travel + Leisure Co	127,356	7,109,012
Twin Hospitality Group Inc (c)	4,510	37,162
United Parks & Resorts Inc (b)(c)	52,594	2,655,997
Vacasa Inc Class A (b)(c)	15,391	78,802
Vail Resorts Inc	68,774	10,934,378
Wendy's Co/The	318,784	4,941,152
Wingstop Inc	53,841	12,640,790
Wyndham Hotels & Resorts Inc	143,112	15,503,323
Wynn Resorts Ltd	171,047	15,277,918
Xponential Fitness Inc Class A (b)	43,407	573,406
Yum! Brands Inc	513,974	80,370,114
		2,349,188,042
Household Durables - 0.4%
Aterian Inc (b)	10,022	20,645
Bassett Furniture Industries Inc	14,046	221,927
Beazer Homes USA Inc (b)	52,032	1,160,314
Cavco Industries Inc (b)	14,962	7,848,018
Century Communities Inc	50,589	3,512,394
Champion Homes Inc (b)	96,786	9,920,565
Cricut Inc Class A (c)	87,159	470,659
DR Horton Inc	537,035	68,101,408
Dream Finders Homes Inc Class A (b)(c)	49,617	1,186,342
Emerson Radio Corp (b)	16,730	7,697
Ethan Allen Interiors Inc	47,761	1,361,189
Flexsteel Industries Inc	6,375	286,811
Garmin Ltd	283,198	64,832,518
Gopro Inc Class A (b)	225,207	168,095
Green Brick Partners Inc (b)	56,295	3,362,500
Hamilton Beach Brands Holding Co Class A	10,693	208,407
Helen of Troy Ltd (b)	41,719	2,295,797
Hooker Furnishings Corp	18,281	238,933
Hovnanian Enterprises Inc Class A (b)	8,514	865,959
Installed Building Products Inc	42,655	7,311,067
iRobot Corp (b)(c)	54,264	394,499
KB Home	130,170	7,940,370
Koss Corp (b)	11,514	63,672
La-Z-Boy Inc	76,495	3,460,634
Landsea Homes Corp Class A (b)	30,995	220,684
Legacy Housing Corp (b)	19,186	473,702
Leggett & Platt Inc	251,422	2,305,540
Lennar Corp Class A	429,363	51,364,696
Lennar Corp Class B (c)	31,402	3,633,211
LGI Homes Inc (b)	37,986	2,789,312
Lifetime Brands Inc	21,681	108,188
Live Ventures Inc (b)	2,263	18,195
Lovesac Co/The (b)	26,720	559,784
M/I Homes Inc (b)	49,834	5,837,056
Meritage Homes Corp	133,689	9,688,442
Mohawk Industries Inc (b)	97,224	11,432,570
Newell Brands Inc	762,923	4,897,966
Nova Lifestyle Inc (b)	738	442
NVR Inc (b)	5,644	40,894,054
PulteGroup Inc	377,608	38,999,354
Purple Innovation Inc Class A (b)	101,448	86,150
Smith Douglas Homes Corp Class A (b)(c)	15,808	334,655
Somnigroup International Inc	320,667	20,484,208
Sonos Inc (b)	222,665	2,943,631
Taylor Morrison Home Corp (b)	192,342	11,855,961
Toll Brothers Inc	185,370	20,694,707
TopBuild Corp (b)	54,034	16,555,477
Traeger Inc (b)	118,053	273,883
Tri Pointe Homes Inc (b)	172,074	5,447,863
United Homes Group Inc Class A (b)	3,232	12,023
Universal Electronics Inc (b)	18,831	146,693
VOXX International Corp Class A (b)	14,068	104,807
Whirlpool Corp	101,584	10,340,235
Yunhong Green CTI Ltd (b)	2,514	1,536
		447,745,445
Leisure Products - 0.1%
Acushnet Holdings Corp	50,117	3,222,523
American Outdoor Brands Inc (b)	22,163	352,392
AMMO Inc (b)	162,256	259,610
Brunswick Corp/DE	123,516	7,515,949
Clarus Corp	53,184	244,646
Escalade Inc	14,604	222,419
Funko Inc Class A (b)	66,031	813,502
Hasbro Inc	240,207	15,639,878
JAKKS Pacific Inc	15,690	424,885
Johnson Outdoors Inc Class A	10,000	269,000
Latham Group Inc (b)	72,496	428,451
Malibu Boats Inc Class A (b)	36,579	1,221,007
Marine Products Corp	21,723	186,817
MasterCraft Boat Holdings Inc (b)	23,744	417,420
Mattel Inc (b)	622,772	13,265,044
Peloton Interactive Inc Class A (b)	673,880	5,074,316
Polaris Inc	96,403	4,330,423
Smith & Wesson Brands Inc	80,939	878,998
Solo Brands Inc Class A (b)(c)	46,578	34,751
Sturm Ruger & Co Inc	30,216	1,192,323
Topgolf Callaway Brands Corp (b)	262,830	1,716,280
YETI Holdings Inc (b)	155,394	5,538,242
		63,248,876
Specialty Retail - 2.0%
1-800-Flowers.com Inc Class A (b)(c)	47,662	328,868
Abercrombie & Fitch Co Class A (b)	94,529	9,735,542
Academy Sports & Outdoors Inc	128,751	6,384,762
Advance Auto Parts Inc	109,286	4,032,653
aka Brands Holding Corp (b)	1,300	18,551
America's Car-Mart Inc/TX (b)	15,833	662,769
American Eagle Outfitters Inc	321,211	4,204,652
Arhaus Inc Class A	96,029	914,196
Arko Corp	127,276	574,015
Asbury Automotive Group Inc (b)	35,884	9,631,266
AutoNation Inc (b)	48,178	8,786,222
AutoZone Inc (b)	31,156	108,828,220
BARK Inc (b)	218,526	369,309
Barnes & Noble Education Inc (b)	26,777	261,344
Bath & Body Works Inc	403,907	14,633,551
Best Buy Co Inc	360,595	32,421,096
Beyond Inc (b)(c)	72,604	463,940
Big 5 Sporting Goods Corp	38,160	43,502
Boot Barn Holdings Inc (b)	56,666	6,937,618
Brilliant Earth Group Inc Class A (b)	18,862	26,218
Buckle Inc/The	54,837	2,196,222
Build-A-Bear Workshop Inc	22,571	923,605
Burlington Stores Inc (b)	116,293	28,995,334
Caleres Inc	65,679	1,061,373
Camping World Holdings Inc Class A	111,353	2,170,270
CarMax Inc (b)	285,471	23,685,529
Carparts Com Inc (b)	90,615	87,842
Carvana Co Class A (b)	217,928	50,799,017
Cato Corp/The Class A	32,322	99,229
Chewy Inc Class A (b)	303,477	11,307,553
Children's Place Inc/The (b)(c)	23,976	199,840
Citi Trends Inc (b)	14,080	346,790
Designer Brands Inc Class A (c)	77,956	313,383
Destination XL Group Inc (b)	91,975	210,623
Dick's Sporting Goods Inc	106,572	23,989,357
Duluth Holdings Inc Class B (b)	26,423	72,663
Envela Corp (b)	9,594	60,730
EVgo Inc Class A (b)	181,384	480,668
Five Below Inc (b)	101,165	8,790,227
Floor & Decor Holdings Inc Class A (b)	197,771	19,110,612
Foot Locker Inc (b)	150,945	2,614,367
GameStop Corp Class A (b)(c)	748,035	18,730,796
Gap Inc/The	407,212	9,207,063
Genesco Inc (b)	19,726	721,380
Group 1 Automotive Inc	23,930	10,997,749
Grove Collaborative Holdings Class A (b)(c)	35,131	57,966
GrowGeneration Corp (b)	100,702	114,800
Guess? Inc (c)	51,460	522,834
Haverty Furniture Cos Inc	24,834	566,960
Home Depot Inc/The	1,829,260	725,484,517
J Jill Inc	13,282	314,783
Kirklands Inc (b)	24,917	34,136
Lands' End Inc (b)	21,948	258,547
Lazydays Holdings Inc (b)(c)	23,733	12,104
Leslie's Inc (b)	332,162	345,448
Lithia Motors Inc Class A	49,351	16,998,458
Lowe's Cos Inc	1,044,497	259,703,735
Lulu's Fashion Lounge Holdings Inc (b)	14,593	9,938
MarineMax Inc (b)	37,507	950,802
Monro Inc	53,915	960,226
Murphy USA Inc	33,881	15,898,320
National Vision Holdings Inc (b)	147,028	1,868,726
Nxu Inc Class A (b)	38,802	10,116
O'Reilly Automotive Inc (b)	106,359	146,098,977
ODP Corp/The (b)	56,710	882,408
OneWater Marine Inc Class A (b)(c)	22,796	377,502
Penske Automotive Group Inc	34,095	5,752,849
Petco Health & Wellness Co Inc Class A (b)	160,327	431,280
PetMed Express Inc (b)	36,059	159,381
RealReal Inc/The (b)(c)	170,894	1,165,497
Rent the Runway Inc Class A (b)(c)	3,838	19,842
Revolve Group Inc Class A (b)(c)	70,881	1,882,599
RH (b)	27,471	8,847,585
Ross Stores Inc	610,861	85,716,016
RumbleON Inc Class B (b)	43,894	184,794
Sally Beauty Holdings Inc (b)	186,722	1,684,232
Shoe Carnival Inc	31,717	702,214
Signet Jewelers Ltd	80,982	4,236,978
Sleep Number Corp (b)	40,076	563,869
Sonic Automotive Inc Class A	26,414	1,800,378
Sportsman's Warehouse Holdings Inc (b)	70,532	96,629
Stitch Fix Inc Class A (b)	190,934	903,118
Tandy Leather Factory Inc	1,643	5,422
ThredUp Inc Class A (b)	190,126	448,697
Tile Shop Holdings Inc (b)	43,689	330,726
Tilly's Inc Class A (b)	37,883	143,955
TJX Cos Inc/The	2,076,878	259,111,300
Torrid Holdings Inc (b)(c)	22,496	134,976
Tractor Supply Co	985,727	54,559,989
Ulta Beauty Inc (b)	86,809	31,803,345
Upbound Group Inc	88,774	2,292,145
Urban Outfitters Inc (b)	103,287	6,010,271
Valvoline Inc (b)	236,667	8,728,279
Victoria's Secret & Co (b)	145,732	3,895,416
Warby Parker Inc Class A (b)	165,396	4,090,243
Wayfair Inc Class A (b)(c)	184,563	7,299,467
Williams-Sonoma Inc	233,052	45,347,258
Winmark Corp	5,389	1,811,162
Zumiez Inc (b)	29,516	420,898
		2,138,482,629
Textiles, Apparel & Luxury Goods - 0.4%
Allbirds Inc Class A (b)(c)	9,080	59,656
Capri Holdings Ltd (b)	216,306	4,754,406
Carter's Inc	65,980	2,722,995
Charles & Colvard Ltd (b)	3,428	4,216
Columbia Sportswear Co	58,669	5,094,816
Crocs Inc (b)	107,698	10,723,490
Crown Crafts Inc	9,852	40,196
Culp Inc (b)	17,390	92,167
Deckers Outdoor Corp (b)	280,053	39,028,186
Figs Inc Class A (b)	241,413	1,103,257
Fossil Group Inc (b)	81,491	123,866
G-III Apparel Group Ltd (b)	72,710	1,968,260
Hanesbrands Inc (b)	647,279	3,903,092
Kontoor Brands Inc	91,006	5,919,030
Lakeland Industries Inc	12,066	284,758
Levi Strauss & Co Class A	180,497	3,243,531
Lululemon Athletica Inc (b)	208,254	76,139,746
Movado Group Inc	32,751	632,422
NIKE Inc Class B	2,192,247	174,130,180
Oxford Industries Inc	27,815	1,725,364
PLBY Group Inc (b)	125,033	193,801
PVH Corp	103,029	7,710,690
Ralph Lauren Corp Class A	74,094	20,089,847
Rocky Brands Inc	13,293	270,380
Skechers USA Inc Class A (b)	242,439	14,786,355
Steven Madden Ltd	133,327	4,371,792
Superior Group of Cos Inc	21,807	311,622
Tapestry Inc	429,124	36,655,772
Under Armour Inc Class A (b)	255,012	1,736,632
Under Armour Inc Class C (b)	334,321	2,122,938
Unifi Inc (b)	27,563	156,282
Vera Bradley Inc (b)(c)	36,866	120,920
VF Corp	611,277	15,239,136
Vince Holding Corp (b)(c)	3,162	8,822
Wolverine World Wide Inc	146,336	2,164,309
		437,632,932
TOTAL CONSUMER DISCRETIONARY		11,213,508,955

Consumer Staples - 5.5%
Beverages - 1.1%
Boston Beer Co Inc/The Class A (b)	15,924	3,881,793
Brown-Forman Corp Class A	106,665	3,523,145
Brown-Forman Corp Class B	328,144	10,864,848
Celsius Holdings Inc (b)(c)	292,317	7,509,624
Coca-Cola Co/The	7,141,725	508,562,237
Coca-Cola Consolidated Inc	10,902	15,449,442
Constellation Brands Inc Class A	287,428	50,443,614
Fresh Vine Wine Inc (b)	18,221	10,012
Keurig Dr Pepper Inc	2,199,202	73,717,251
MGP Ingredients Inc	25,267	827,242
Molson Coors Beverage Co Class B	321,855	19,726,493
Monster Beverage Corp (b)	1,289,352	70,463,087
National Beverage Corp	43,469	1,731,370
PepsiCo Inc	2,526,945	387,810,249
Primo Brands Corp Class A	289,874	9,765,855
Splash Beverage Group Inc (b)(c)	41,300	6,608
Vita Coco Co Inc/The (b)	72,370	2,347,683
Willamette Valley Vineyards Inc (b)	6,462	39,806
Zevia PBC Class A (b)	95,999	234,238
		1,166,914,597
Consumer Staples Distribution & Retail - 2.1%
Albertsons Cos Inc	743,294	15,638,906
Andersons Inc/The	59,522	2,546,351
BJ's Wholesale Club Holdings Inc (b)	245,172	24,826,117
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	20,436	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	20,436	1
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	20,436	0
Casey's General Stores Inc	68,366	28,317,881
Chefs' Warehouse Inc/The (b)	63,170	3,953,179
Costco Wholesale Corp	816,055	855,723,434
Dollar General Corp	406,580	30,160,104
Dollar Tree Inc (b)	374,089	27,256,125
Grocery Outlet Holding Corp (b)	179,439	2,129,941
Guardian Pharmacy Services Inc Class A (b)	21,644	432,880
HF Foods Group Inc (b)	71,802	137,142
Ingles Markets Inc Class A	26,139	1,605,980
Kroger Co/The	1,225,271	79,422,066
Mangoceuticals Inc (b)	3,245	13,402
Maplebear Inc (b)	297,254	12,214,167
Natural Grocers by Vitamin Cottage Inc	19,430	863,469
Performance Food Group Co (b)	286,366	24,381,201
PriceSmart Inc	45,572	4,073,681
Reborn Coffee Inc (b)	1,232	5,617
SpartanNash Co	60,906	1,229,692
Sprouts Farmers Market Inc (b)	184,054	27,313,614
Sysco Corp	905,536	68,404,189
Target Corp	848,311	105,394,159
United Natural Foods Inc (b)	109,692	3,487,109
US Foods Holding Corp (b)	429,586	30,792,724
Village Super Market Inc Class A	11,776	370,944
Walgreens Boots Alliance Inc	1,323,588	14,135,920
Walmart Inc	7,995,338	788,420,280
Weis Markets Inc	29,536	2,185,073
		2,155,435,348
Food Products - 0.6%
Alico Inc	10,111	296,960
Arcadia Biosciences Inc (b)	1,626	6,358
Archer-Daniels-Midland Co	882,810	41,668,632
B&G Foods Inc (c)	142,487	951,813
Barfresh Food Group Inc (b)	17,987	67,271
Benson Hill Inc Class A (b)(c)	6,638	5,543
Better Choice Co Inc (b)(c)	408	669
Beyond Meat Inc (b)(c)	116,585	368,409
BranchOut Food Inc (b)	11,784	21,977
BRC Inc Class A (b)	74,641	192,574
Bridgford Foods Corp (b)	3,879	39,449
Bunge Global SA	256,832	19,054,366
Cal-Maine Foods Inc	74,636	6,746,348
Calavo Growers Inc	30,206	692,322
CIMG Inc (b)(c)	616	368
Coffee Holding Co Inc (b)	10,309	60,720
Conagra Brands Inc	882,617	22,542,038
Darling Ingredients Inc (b)	292,292	10,548,818
Farmer Bros Co (b)	32,017	96,371
Flowers Foods Inc	360,779	6,760,998
Fresh Del Monte Produce Inc	67,958	2,072,039
Freshpet Inc (b)	89,754	9,606,371
General Mills Inc	1,022,896	62,007,956
Hain Celestial Group Inc (b)	160,932	576,137
Hershey Co/The	272,235	47,017,707
Hormel Foods Corp	537,294	15,382,727
Ingredion Inc	120,180	15,696,710
J & J Snack Foods Corp	28,429	3,736,708
JM Smucker Co	196,269	21,693,613
John B Sanfilippo & Son Inc	16,225	1,146,621
Kellanova	492,793	40,852,540
Kraft Heinz Co/The	1,626,006	49,934,644
Laird Superfood Inc (b)	14,596	91,225
Lamb Weston Holdings Inc	263,600	13,672,932
Lancaster Colony Corp	35,684	6,821,175
Lifeway Foods Inc (b)	9,341	197,562
Limoneira Co	28,378	625,451
Local Bounti Corp (b)	5,099	11,677
Mama's Creations Inc (b)	60,957	372,752
McCormick & Co Inc/MD	464,360	38,360,780
Mission Produce Inc (b)	78,669	971,562
Mondelez International Inc	2,463,385	158,223,219
Pilgrim's Pride Corp	74,685	4,062,117
Post Holdings Inc (b)	87,144	9,891,715
Rocky Mountain Chocolate Factory Inc (b)	4,766	7,578
S&W Seed Co (b)	1,107	9,022
Sadot Group Inc (b)	7,085	24,443
Seaboard Corp	479	1,342,211
Seneca Foods Corp Class A (b)	9,778	793,974
Simply Good Foods Co/The (b)	169,053	6,381,751
SOW GOOD INC (b)(c)	3,063	6,984
The Campbell's Company	362,879	14,536,933
Tootsie Roll Industries Inc Class A	29,777	922,789
TreeHouse Foods Inc (b)	84,409	2,657,195
Tyson Foods Inc Class A	527,025	32,327,714
Utz Brands Inc Class A	130,568	1,778,336
Vital Farms Inc (b)	56,800	1,880,648
Westrock Coffee Co (b)(c)	60,267	384,503
WK Kellogg Co	123,281	2,443,429
		678,645,454
Household Products - 1.0%
Central Garden & Pet Co (b)(c)	89,860	3,171,159
Central Garden & Pet Co Class A	12,274	386,386
Church & Dwight Co Inc	453,553	50,435,094
Clorox Co/The	228,055	35,665,521
Colgate-Palmolive Co	1,503,672	137,089,776
Energizer Holdings Inc	119,828	3,682,314
Kimberly-Clark Corp	613,819	87,168,436
Oil-Dri Corp of America	19,378	854,764
Procter & Gamble Co/The	4,338,648	754,230,569
Reynolds Consumer Products Inc	103,653	2,537,425
Spectrum Brands Holdings Inc	52,970	4,101,997
WD-40 Co	24,838	5,926,844
		1,085,250,285
Personal Care Products - 0.1%
AXIL Brands Inc (b)	1,020	8,320
Beauty Health Co/The Class A (b)	147,365	216,627
BellRing Brands Inc (b)	237,720	17,420,122
Coty Inc Class A (b)	681,941	3,880,244
Edgewell Personal Care Co	89,115	2,804,449
elf Beauty Inc (b)(c)	103,337	7,259,424
Estee Lauder Cos Inc/The Class A	430,656	30,968,473
FitLife Brands Inc (b)	9,760	146,498
Herbalife Ltd (b)	188,777	1,566,849
Honest Co Inc/The (b)	133,527	721,046
Interparfums Inc	32,946	4,576,858
Kenvue Inc	3,533,489	83,390,340
Lifevantage Corp	18,885	324,255
Mannatech Inc (b)	422	4,769
Medifast Inc (b)	19,401	278,598
Natural Alternatives International Inc (b)	4,595	18,288
Nature's Sunshine Products Inc (b)	22,254	324,241
Nu Skin Enterprises Inc Class A	89,175	706,266
Olaplex Holdings Inc (b)	216,240	313,548
Safety Shot Inc (b)(c)	77,026	38,290
United-Guardian Inc	3,746	38,846
Upexi Inc (b)(c)	122	390
USANA Health Sciences Inc (b)	19,385	573,602
		155,580,343
Tobacco - 0.6%
Altria Group Inc	3,121,148	174,316,116
Ispire Technology Inc (b)	34,845	165,165
Philip Morris International Inc	2,864,100	444,737,448
Turning Point Brands Inc	32,124	2,258,317
Universal Corp/VA	47,039	2,521,761
		623,998,807
TOTAL CONSUMER STAPLES		5,865,824,834

Energy - 3.4%
Energy Equipment & Services - 0.3%
Archrock Inc	324,635	8,804,101
Aris Water Solutions Inc Class A	48,753	1,533,769
Atlas Energy Solutions Inc (c)	131,916	2,556,532
Baker Hughes Co Class A	1,820,134	81,159,775
Bristow Group Inc (b)	43,948	1,627,834
Cactus Inc Class A	124,599	6,546,431
ChampionX Corp	352,865	10,515,377
Core Laboratories Inc	84,329	1,233,733
DMC Global Inc (b)	31,318	265,577
Drilling Tools International Corp (b)	11,008	35,555
Energy Services of America Corp (c)	20,424	217,924
Expro Group Holdings NV (b)	196,756	2,339,429
Forum Energy Technologies Inc (b)	19,518	364,206
Geospace Technologies Corp (b)	22,103	178,592
Gulf Island Fabrication Inc (b)	23,644	153,686
Halliburton Co	1,623,352	42,807,792
Helix Energy Solutions Group Inc (b)	257,847	2,222,641
Helmerich & Payne Inc	180,780	4,792,478
Innovex International Inc (b)	69,248	1,267,931
KLX Energy Services Holdings Inc (b)(c)	24,150	112,781
Kodiak Gas Services Inc	72,712	3,126,616
Liberty Energy Inc Class A	301,222	5,202,104
Mammoth Energy Services Inc (b)	41,653	102,050
MIND Technology Inc (b)	15,188	122,415
Nabors Industries Ltd (b)	16,060	645,451
Natural Gas Services Group Inc (b)	17,428	448,074
NCS Multistage Holdings Inc (b)	1,778	47,882
Nine Energy Service Inc (b)(c)	30,040	32,743
Noble Corp PLC	244,624	6,335,762
NOV Inc	715,832	10,680,213
NPK International Inc (b)	156,216	952,918
Oceaneering International Inc (b)	186,358	4,116,648
Oil States International Inc (b)	110,157	599,254
Patterson-UTI Energy Inc	673,709	5,598,522
ProFrac Holding Corp Class A (b)(c)	40,042	287,902
ProPetro Holding Corp (b)	143,533	1,211,419
Ranger Energy Services Inc Class A	28,510	476,402
RPC Inc	149,220	832,648
Schlumberger NV	2,602,434	108,417,400
SEACOR Marine Holdings Inc (b)	44,473	257,499
Select Water Solutions Inc Class A	172,594	2,093,565
Smart Sand Inc	49,067	105,985
Solaris Energy Infrastructure Inc Class A	63,128	2,155,821
TETRA Technologies Inc (b)	209,955	795,729
Tidewater Inc (b)	89,772	4,095,399
Transocean Ltd (b)(c)	1,430,041	4,218,621
Valaris Ltd (b)	120,585	4,304,885
Weatherford International PLC	133,594	8,270,805
		344,270,876
Oil, Gas & Consumable Fuels - 3.1%
Aemetis Inc (b)(c)	80,067	144,121
American Carbon Corp (d)	23,327	0
American Resources Corp (b)(c)	92,737	59,630
Amplify Energy Corp (b)	64,684	313,717
Antero Midstream Corp	620,396	10,515,712
Antero Resources Corp (b)	538,745	19,771,942
APA Corp	683,617	14,150,872
Barnwell Industries Inc (b)	2,008	2,933
Battalion Oil Corp (b)(c)	7,306	11,105
Berry Corp	142,805	581,216
California Resources Corp	132,904	5,930,176
Calumet Inc	126,958	1,819,308
Centrus Energy Corp Class A (b)(c)	26,906	2,441,181
Cheniere Energy Inc	413,388	94,483,961
Chevron Corp	3,077,962	488,226,332
Chord Energy Corp	112,526	12,861,722
Civitas Resources Inc	164,126	6,292,591
Clean Energy Fuels Corp (b)	316,755	646,180
Clean Energy Technologies Inc (b)	38,725	17,601
CNX Resources Corp (b)	274,957	7,946,257
Comstock Inc (b)(c)	35,933	86,239
Comstock Resources Inc (b)	167,695	3,015,156
ConocoPhillips	2,382,147	236,189,875
Core Natural Resources Inc	93,578	6,948,167
Coterra Energy Inc	1,357,186	36,630,450
Crescent Energy Co Class A	323,947	4,088,211
CVR CHC LP	61,684	1,136,219
Delek US Holdings Inc	122,470	1,996,261
Devon Energy Corp	1,210,144	43,831,416
Diamondback Energy Inc	344,427	54,750,116
Dorian LPG Ltd	67,942	1,383,299
DT Midstream Inc	178,610	17,162,635
Empire Petroleum Corp (b)(c)	47,928	330,703
EOG Resources Inc	1,035,044	131,388,485
Epsilon Energy Ltd	42,881	283,015
Eqt Corp	1,099,968	52,985,459
Evolution Petroleum Corp	55,945	281,963
Excelerate Energy Inc Class A	30,648	940,281
Expand Energy Corp	387,122	38,278,623
Exxon Mobil Corp	8,095,441	901,265,448
FutureFuel Corp	50,740	229,345
Gevo Inc (b)(c)	425,379	599,784
Granite Ridge Resources Inc	98,253	576,745
Green Plains Inc (b)	123,075	722,450
Gulfport Energy Corp (b)	22,580	3,834,084
Hallador Energy Co (b)	58,815	568,153
Hess Corp	509,139	75,831,163
HF Sinclair Corp	294,454	10,385,393
HighPeak Energy Inc Class A (c)	46,070	595,224
Houston American Energy Corp (b)(c)	17,123	19,520
International Seaways Inc	74,454	2,481,552
Kinder Morgan Inc	3,561,126	96,506,515
Kinetik Holdings Inc Class A	68,900	4,019,626
Lightbridge Corp (b)(c)	28,670	311,070
Magnolia Oil & Gas Corp Class A	350,374	8,202,255
Marathon Petroleum Corp	591,691	88,860,154
Matador Resources Co	213,248	11,161,400
Mexco Energy Corp	470	5,316
Murphy Oil Corp	252,680	6,693,493
NACCO Industries Inc Class A	7,322	236,354
New Fortress Energy Inc Class A	192,371	1,923,710
NextDecade Corp (b)	254,911	2,095,368
Northern Oil & Gas Inc	182,315	5,742,923
Occidental Petroleum Corp	1,244,206	60,767,021
ONEOK Inc	1,142,984	114,744,164
OPAL Fuels Inc Class A (b)	43,846	109,615
Ovintiv Inc	479,360	20,832,986
Par Pacific Holdings Inc (b)	108,508	1,559,260
PBF Energy Inc Class A	180,137	3,860,336
Peabody Energy Corp	225,084	3,103,908
PEDEVCO Corp (b)	44,800	34,048
Permian Resources Corp Class A	1,170,021	16,485,596
Phillips 66	760,154	98,584,372
PHX Minerals Inc Class A	55,398	223,808
Prairie Operating Co (b)(c)	37,889	274,316
PrimeEnergy Resources Corp (b)	944	184,930
Range Resources Corp	444,149	16,486,811
REX American Resources Corp (b)	27,448	1,060,042
Riley Exploration Permian Inc	16,153	509,789
Ring Energy Inc (b)	201,157	257,481
Sable Offshore Corp (b)(c)	119,899	3,401,535
SandRidge Energy Inc	55,835	653,270
Sitio Royalties Corp Class A	145,911	2,918,220
SM Energy Co	212,891	6,963,665
Stabilis Solutions Inc (b)	7,752	42,403
Summit Midstream Corp	16,601	747,377
Talos Energy Inc (b)	230,669	2,076,021
Targa Resources Corp	401,832	81,057,551
Texas Pacific Land Corp	34,737	49,602,699
Trio Petroleum Corp (b)(c)	1,649	2,309
Uranium Energy Corp (b)	757,872	4,244,083
US Energy Corp (b)(c)	19,967	32,746
VAALCO Energy Inc	189,658	758,632
Valero Energy Corp	583,547	76,287,099
Verde Clean Fuels Inc Class A (b)	7,946	32,817
Viper Energy Inc Class A	234,425	10,917,172
Vital Energy Inc (b)(c)	49,762	1,329,143
Vitesse Energy Inc	44,263	1,138,002
Vivakor Inc (b)(c)	25,244	20,700
W&T Offshore Inc	171,196	285,897
Williams Cos Inc/The	2,243,629	130,534,335
World Kinect Corp	106,600	3,191,604
		3,236,105,938
TOTAL ENERGY		3,580,376,814

Financials - 15.1%
Banks - 4.0%
1895 Bancorp of Wisconsin Inc (b)	11,103	112,584
1st Source Corp	30,395	1,972,636
ACNB Corp	15,266	625,448
Affinity Bancshares Inc	9,295	183,483
Amalgamated Financial Corp	37,117	1,204,447
Amerant Bancorp Inc Class A	68,005	1,561,395
Ameris Bancorp	120,229	7,764,389
AmeriServ Financial Inc	10,594	27,543
Ames National Corp	16,974	318,602
Arrow Financial Corp	26,314	711,267
Associated Banc-Corp	294,307	7,313,529
Atlantic Union Bankshares Corp	168,883	6,024,057
Auburn National BanCorp Inc	4,810	103,319
Axos Financial Inc (b)	100,807	6,733,908
Banc of California Inc	254,846	3,789,560
BancFirst Corp	39,164	4,674,615
Bancorp Inc/The (b)	88,532	4,941,856
Bank First Corp	16,252	1,702,234
Bank of America Corp	12,293,946	566,750,911
Bank of Hawaii Corp	75,180	5,429,500
Bank of Marin Bancorp	26,975	657,651
Bank of the James Financial Group Inc	7,587	99,617
Bank OZK	194,317	9,329,159
Bank7 Corp	7,501	309,191
BankFinancial Corp	19,849	262,801
BankUnited Inc	137,385	5,162,928
Bankwell Financial Group Inc	12,065	382,340
Banner Corp	62,212	4,291,384
Bar Harbor Bankshares	27,555	885,067
BayCom Corp	17,621	484,578
Bayfirst Financial Corp	7,164	132,247
BCB Bancorp Inc	27,237	275,911
Berkshire Hills Bancorp Inc	75,523	2,151,650
Blue Foundry Bancorp (b)	35,843	355,921
Blue Ridge Bankshares Inc (b)	79,689	292,459
Bogota Financial Corp (b)	8,117	64,611
BOK Financial Corp	43,437	4,732,896
Bridgewater Bancshares Inc (b)	34,990	507,355
Broadway Financial Corp/DE (b)	11,168	84,765
Brookline Bancorp Inc	160,473	1,893,581
Burke & Herbert Financial Services Corp	23,550	1,468,578
Business First Bancshares Inc	60,712	1,610,689
BV Financial Inc (b)	16,792	263,466
Byline Bancorp Inc	44,128	1,259,413
C&F Financial Corp	5,369	427,909
Cadence Bank	335,878	11,137,714
California BanCorp (b)	41,110	657,349
Camden National Corp	26,001	1,143,524
Capital Bancorp Inc	29,077	887,139
Capital City Bank Group Inc	24,810	920,451
Capitol Federal Financial Inc	218,213	1,291,821
Carter Bankshares Inc (b)	41,622	721,725
Carver Bancorp Inc (b)	1,876	3,132
Catalyst Bancorp Inc (b)	7,168	83,866
Cathay General Bancorp	136,070	6,388,487
CB Financial Services Inc	8,707	243,448
Central Pacific Financial Corp	48,644	1,412,622
Central Plains Bancshares Inc (b)	6,003	88,784
CF Bankshares Inc Class A	7,197	171,648
CFSB Bancorp Inc (b)	1,191	9,217
Chain Bridge Bancorp Inc Class A	2,959	72,584
Chemung Financial Corp	5,849	302,101
ChoiceOne Financial Services Inc	14,644	465,533
Citigroup Inc	3,482,411	278,418,759
Citizens & Northern Corp	27,276	582,343
Citizens Community Bancorp Inc/WI	21,550	330,577
Citizens Financial Group Inc	813,971	37,255,453
Citizens Financial Services Inc	8,075	488,295
City Holding Co	26,389	3,140,027
Civista Bancshares Inc	27,539	567,579
CNB Financial Corp/PA	37,566	937,272
Coastal Financial Corp/WA Class A (b)	20,234	1,997,703
Colony Bankcorp Inc	27,568	465,072
Columbia Banking System Inc	383,803	10,259,054
Columbia Financial Inc (b)	48,930	776,519
Comerica Inc	240,403	15,465,125
Commerce Bancshares Inc/MO	228,359	14,854,753
Community Financial System Inc	101,392	6,417,100
Community Trust Bancorp Inc	27,873	1,521,587
Community West Bancshares	30,919	596,428
Connectone Bancorp Inc	64,250	1,640,303
CrossFirst Bankshares Inc (b)	77,932	1,246,133
Cullen/Frost Bankers Inc	117,807	16,143,093
Customers Bancorp Inc (b)	53,199	2,872,746
CVB Financial Corp	247,091	4,983,825
Dime Community Bancshares Inc	77,500	2,402,500
Eagle Bancorp Inc	54,183	1,260,297
Eagle Bancorp Montana Inc	13,409	239,753
East West Bancorp Inc	255,168	24,095,514
Eastern Bankshares Inc	351,071	6,280,660
ECB Bancorp Inc/MD (b)	14,294	214,410
Enterprise Bancorp Inc/MA	17,194	741,921
Enterprise Financial Services Corp	68,748	4,061,632
Equity Bancshares Inc Class A	23,453	1,007,072
Esquire Financial Holdings Inc	11,837	912,869
ESSA Bancorp Inc	13,652	286,692
Evans Bancorp Inc	9,775	424,333
Farmers & Merchants Bancorp Inc/Archbold OH	22,708	583,596
Farmers National Banc Corp	68,836	997,434
FB Bancorp Inc	38,790	433,672
FB Financial Corp	62,583	3,161,693
Fidelity D&D Bancorp Inc	8,648	387,863
Fifth District Bancorp Inc	8,924	111,550
Fifth Third Bancorp	1,234,978	53,684,494
Financial Institutions Inc	28,115	787,782
Finward Bancorp	6,538	176,461
Finwise Bancorp (b)	16,064	318,549
First Bancorp Inc/The	15,309	402,014
First Bancorp/Southern Pines NC	75,250	3,157,490
First Bancshares Inc/The	50,793	1,811,786
First Bank/Hamilton NJ	35,389	540,744
First Busey Corp	96,026	2,303,664
First Business Financial Services Inc	13,180	700,385
First Capital Inc	6,048	224,078
First Citizens BancShares Inc/NC Class A	21,311	43,646,207
First Commonwealth Financial Corp	183,175	3,011,397
First Community Bankshares Inc	29,679	1,244,737
First Community Corp/SC	14,416	359,391
First Financial Bancorp	177,010	4,851,844
First Financial Bankshares Inc	234,573	8,834,019
First Financial Corp/IN	19,260	995,935
First Financial Northwest Inc	14,512	309,106
First Foundation Inc	153,180	779,686
First Guaranty Bancshares Inc	11,609	99,141
First Hawaiian Inc	234,259	6,303,910
First Horizon Corp	974,211	20,984,505
First Interstate BancSystem Inc Class A	161,632	4,962,102
First Interstate Bank of Calif	14,545	431,550
First Merchants Corp	107,599	4,712,836
First Mid Bancshares Inc	36,426	1,387,831
First National Corp/VA	18,917	464,034
First Northwest Bancorp	14,454	156,248
First of Long Island Corp/The	39,573	521,176
First Savings Financial Group Inc	9,990	255,944
First Seacoast Bancorp Inc (b)	7,703	83,963
First United Corp	10,562	378,014
First US Bancshares Inc	9,690	132,269
First Western Financial Inc (b)	12,992	258,411
Firstsun Capital Bancorp (b)	19,747	785,536
Five Star Bancorp	28,845	878,619
Flagstar Financial Inc	558,059	6,696,708
Flushing Financial Corp	52,559	753,170
FNB Corp/PA	658,629	9,774,054
Franklin Financial Services Corp	7,626	287,424
FS Bancorp Inc	12,271	483,600
Fulton Financial Corp	332,978	6,599,624
FVCBankcorp Inc (b)	26,607	314,229
German American Bancorp Inc	53,408	2,132,047
Glacier Bancorp Inc	207,117	10,115,594
Glen Burnie Bancorp	5,980	29,422
Great Southern Bancorp Inc	15,130	892,821
Greene County Bancorp Inc	12,846	332,711
Guaranty Bancshares Inc/TX	15,913	643,681
Hancock Whitney Corp	159,504	9,112,464
Hanmi Financial Corp	54,392	1,305,952
Hanover Bancorp Inc/NY	8,230	198,096
Harborone Northeast Bancorp Inc	68,885	798,377
Hawthorn Bancshares Inc	11,830	363,654
HBT Financial Inc	23,401	585,025
Heritage Commerce Corp	111,905	1,187,312
Heritage Financial Corp Wash	62,453	1,578,187
Hilltop Holdings Inc	85,243	2,726,924
Hingham Institution For Savings The	3,284	852,888
Home Bancorp Inc	12,581	591,307
Home BancShares Inc/AR	340,649	10,202,438
Home Federal Bancorp Inc of Louisiana	1,376	17,777
HomeStreet Inc (b)	32,205	323,338
HomeTrust Bancshares Inc	25,110	922,039
Hope Bancorp Inc	224,590	2,452,523
Horizon Bancorp Inc/IN	78,452	1,336,822
Huntington Bancshares Inc/OH	2,680,692	44,150,997
IF Bancorp Inc	4,324	105,203
Independent Bank Corp	78,092	5,353,988
Independent Bank Corp/MI	37,803	1,284,546
International Bancshares Corp	97,410	6,526,470
Investar Holding Corp	16,011	299,886
John Marshall Bancorp Inc	22,108	412,314
JPMorgan Chase & Co	5,185,862	1,372,438,378
Kearny Financial Corp/MD	103,348	722,403
KeyCorp	1,823,336	31,580,180
Lake Shore Bancorp Inc	4,127	66,734
Lakeland Financial Corp	47,211	3,135,283
Landmark Bancorp Inc/Manhattan KS	7,706	186,100
LCNB Corp	24,578	380,713
LINKBANCORP Inc	51,050	389,001
Live Oak Bancshares Inc	64,839	2,062,529
M&T Bank Corp	306,244	58,713,100
Magyar Bancorp Inc	11,800	175,820
MainStreet Bancshares Inc	9,626	158,636
Mercantile Bank Corp	29,161	1,405,852
Meridian Corp	15,198	232,377
Metrocity Bankshares Inc	33,075	1,001,511
Metropolitan Bank Holding Corp (b)	18,013	1,088,526
Mid Penn Bancorp Inc	39,590	1,124,356
Middlefield Banc Corp	12,810	343,308
Midland States Bancorp Inc	38,757	751,111
MidWestOne Financial Group Inc	45,715	1,392,022
MVB Financial Corp	21,875	404,469
National Bank Holdings Corp Class A	68,763	2,879,107
National Bankshares Inc VA	11,385	320,146
NB Bancorp Inc (b)	68,872	1,330,607
Nbt Bancorp Inc	88,839	4,242,062
Nicolet Bankshares Inc	24,740	2,965,584
Northeast Bank	12,411	1,246,313
Northeast Community Bancorp Inc	23,841	554,542
Northfield Bancorp Inc	67,773	798,366
Northrim BanCorp Inc	10,081	829,666
Northwest Bancshares Inc	237,015	2,991,129
Norwood Financial Corp	12,502	323,052
NSTS Bancorp Inc (b)	7,644	94,786
Oak Valley Bancorp	12,347	334,233
OceanFirst Financial Corp	104,484	1,881,757
Ohio Valley Banc Corp	7,149	225,194
Old National Bancorp/IN	585,323	13,901,421
Old Point Financial Corp	7,516	230,666
Old Second Bancorp Inc	80,488	1,476,150
OP Bancorp	18,683	246,616
OptimumBank Holdings Inc (b)	15,249	67,096
Orange County Bancorp Inc	16,353	417,819
Origin Bancorp Inc	52,372	2,027,844
Orrstown Financial Services Inc	34,809	1,166,102
Pacific Premier Bancorp Inc	179,469	4,287,514
Park National Corp	26,747	4,451,771
Parke Bancorp Inc	17,474	348,956
Pathfinder Bancorp Inc	4,832	82,627
Pathward Financial Inc	45,023	3,489,733
Patriot National Bancorp Inc (b)	4,099	4,467
PB Bankshares Inc (b)	1,389	22,334
PCB Bancorp	21,377	420,058
Peapack-Gladstone Financial Corp	27,506	890,094
Penns Woods Bancorp Inc	13,202	403,453
Peoples Bancorp Inc/OH	65,317	2,090,144
Peoples Bancorp of North Carolina Inc	8,082	213,526
Peoples Financial Services Corp	17,327	846,077
Pinnacle Financial Partners Inc	141,015	16,112,374
Pioneer Bancorp Inc/NY (b)	18,049	214,783
Plumas Bancorp	9,965	457,991
PNC Financial Services Group Inc/The	730,621	140,220,782
Ponce Financial Group Inc (b)	39,838	522,675
Preferred Bank/Los Angeles CA	22,377	1,985,959
Premier Financial Corp	64,636	1,812,393
Primis Financial Corp	36,238	380,861
Princeton Bancorp Inc	8,708	285,448
Prosperity Bancshares Inc	174,419	13,388,402
Provident Bancorp Inc (b)	32,448	390,349
Provident Financial Holdings Inc	11,152	170,626
Provident Financial Services Inc	246,734	4,502,896
QCR Holdings Inc	30,030	2,262,160
RBB Bancorp	23,776	421,073
Red River Bancshares Inc	8,403	474,349
Regions Financial Corp	1,670,945	39,618,106
Renasant Corp	120,290	4,354,498
Republic Bancorp Inc/KY Class A	17,199	1,166,608
Rhinebeck Bancorp Inc (b)	3,538	36,265
Richmond Mutual BanCorp Inc	20,239	259,869
Riverview Bancorp Inc	36,059	186,425
S&T Bancorp Inc	68,886	2,770,595
Sandy Spring Bancorp Inc	82,939	2,651,560
SB Financial Group Inc	11,588	245,434
Seacoast Banking Corp of Florida	157,645	4,458,201
ServisFirst Bancshares Inc	91,893	8,399,020
Shore Bancshares Inc	55,000	832,425
Sierra Bancorp	22,654	695,931
Simmons First National Corp Class A	246,806	5,422,328
SmartFinancial Inc	25,444	883,416
Sound Financial Bancorp Inc	4,080	205,918
South Plains Financial Inc	22,036	776,549
Southern First Bancshares Inc (b)	13,558	463,141
Southern Missouri Bancorp Inc	16,836	981,539
Southern States Bancshares Inc	13,125	426,300
Southside Bancshares Inc	50,756	1,560,747
SouthState Corp	181,640	18,309,312
SR Bancorp Inc (b)	16,290	196,457
Stellar Bancorp Inc	85,585	2,489,668
Sterling Bancorp Inc/MI (b)	29,383	138,100
Stock Yards Bancorp Inc	49,838	3,631,197
Summit State Bank	8,705	73,383
Synovus Financial Corp	259,266	13,450,720
Territorial Bancorp Inc	12,847	108,043
Texas Capital Bancshares Inc (b)	84,678	6,703,110
Texas Community Bancshares Inc	641	10,825
TFS Financial Corp	102,329	1,349,720
Third Coast Bancshares Inc (b)	22,578	808,744
Timberland Bancorp Inc/WA	12,873	412,193
Tompkins Financial Corp	22,740	1,566,559
Towne Bank/Portsmouth VA	134,358	4,955,123
TriCo Bancshares	59,286	2,591,984
Triumph Financial Inc (b)	41,383	2,849,220
Truist Financial Corp	2,447,218	113,428,554
TrustCo Bank Corp NY	33,798	1,115,672
Trustmark Corp	113,243	4,143,561
UMB Financial Corp	124,716	13,759,916
Union Bankshares Inc/Morrisville VT	6,870	200,604
United Bancorp Inc/OH	8,886	124,671
United Bankshares Inc/WV	258,289	9,334,564
United Community Banks Inc/GA	218,808	7,052,182
United Security Bancshares/Fresno CA	25,842	251,443
Unity Bancorp Inc	10,777	511,800
Univest Financial Corp	52,383	1,600,824
US Bancorp	2,875,003	134,837,641
USCB Financial Holdings Inc	19,148	373,003
Valley National Bancorp	875,339	8,613,336
Veritex Holdings Inc	98,077	2,583,348
Village Bank and Trust Financial Corp	1,279	101,412
Virginia National Bankshares Corp	8,801	320,180
WaFd Inc	149,000	4,408,910
Washington Trust Bancorp Inc	30,968	994,692
Webster Financial Corp	315,215	17,752,909
Wells Fargo & Co	6,132,380	480,288,002
WesBanco Inc	128,800	4,517,016
West BanCorp Inc	26,145	591,400
Westamerica BanCorp	47,986	2,501,030
Western Alliance Bancorp	200,701	17,444,931
Western New England Bancorp Inc	32,248	313,773
William Penn Bancorp	13,683	164,333
Wintrust Financial Corp	121,864	15,168,412
WSFS Financial Corp	108,689	5,900,726
Zions Bancorp NA	273,910	14,802,096
		4,155,271,988
Capital Markets - 3.4%
Acadian Asset Management Inc	57,245	1,411,662
Affiliated Managers Group Inc	55,655	9,508,657
AlTi Global Inc Class A (b)	111,521	385,863
Ameriprise Financial Inc	178,728	96,030,554
Ares Management Corp Class A	343,482	58,714,813
Artisan Partners Asset Management Inc Class A	128,862	5,440,554
Associated Capital Group Inc Class A	3,728	138,905
B Riley Financial Inc (c)	29,430	187,911
Bakkt Holdings Inc Class A (b)(c)	11,580	138,265
Bank of New York Mellon Corp/The	1,338,177	119,030,844
Beneficient Class A (b)	1,705	696
BGC Group Inc Class A	679,588	6,727,921
Binah Capital Group Inc (c)	3,616	8,678
Blackrock Inc	268,110	262,152,596
Blackstone Inc	1,329,666	214,288,973
Blue Owl Capital Inc Class A	963,240	20,738,557
Bridge Investment Group Holdings Inc Class A	67,272	705,683
Carlyle Group Inc/The	388,738	19,374,702
Cboe Global Markets Inc	192,882	40,659,526
Charles Schwab Corp/The	3,139,415	249,677,675
CME Group Inc Class A	664,149	168,541,092
Cohen & Co Inc	486	4,607
Cohen & Steers Inc	51,065	4,463,081
Coinbase Global Inc Class A (b)	377,540	81,405,175
Diamond Hill Investment Group Inc	5,091	743,999
DigitalBridge Group Inc Class A	285,875	3,250,399
Dominari Holdings Inc (c)	7,418	57,860
Donnelley Financial Solutions Inc (b)	50,842	2,520,238
Ellington Credit Co	56,059	362,702
Evercore Inc Class A	64,949	15,704,668
FactSet Research Systems Inc	70,056	32,347,657
Federated Hermes Inc Class B	143,728	5,569,460
Forge Global Holdings Inc Class A (b)	202,590	202,590
Franklin Resources Inc	571,858	11,580,125
GCM Grosvenor Inc Class A	84,648	1,195,230
Goldman Sachs Group Inc/The	577,768	359,539,250
Great Elm Group Inc (b)	41,172	77,815
Hamilton Lane Inc Class A	76,435	11,948,319
Hennessy Advisors Inc	8,672	96,519
Heritage Global Inc (b)	48,096	100,521
Houlihan Lokey Inc Class A	99,369	17,225,616
Innventure Inc (c)	49,522	430,841
Interactive Brokers Group Inc Class A	200,740	41,031,256
Intercontinental Exchange Inc	1,057,684	183,222,599
Invesco Ltd	829,156	14,419,023
Janus Henderson Group PLC	234,052	9,876,994
Jefferies Financial Group Inc	299,019	19,795,058
KKR & Co Inc Class A	1,243,789	168,645,351
Lazard Inc Class A	207,195	10,390,829
LPL Financial Holdings Inc	138,037	51,313,874
MarketAxess Holdings Inc	69,738	13,444,789
MarketWise Inc Class A	57,312	34,909
Moelis & Co Class A	129,275	9,131,986
Moody's Corp	286,894	144,577,362
Morgan Stanley	2,284,166	304,045,336
Morningstar Inc	49,879	15,648,040
MSCI Inc	144,432	85,288,540
Nasdaq Inc	762,831	63,147,150
Northern Trust Corp	364,702	40,197,454
Open Lending Corp (b)	189,353	924,043
Oppenheimer Holdings Inc Class A	10,545	695,970
P10 Inc Class A	83,108	1,061,289
Perella Weinberg Partners Class A	106,659	2,464,889
Piper Sandler Cos	29,088	8,424,467
PJT Partners Inc Class A	43,831	6,980,525
Raymond James Financial Inc	336,917	52,110,952
Robinhood Markets Inc Class A (b)	1,309,092	65,585,509
S&P Global Inc	584,786	312,123,680
SEI Investments Co	180,173	14,422,849
Siebert Financial Corp (b)	38,604	100,370
Silvercrest Asset Management Group Inc Class A	18,643	337,998
State Street Corp	540,408	53,624,686
StepStone Group Inc Class A	116,748	7,023,560
Stifel Financial Corp	188,147	19,979,330
StoneX Group Inc (b)	52,918	6,385,615
T Rowe Price Group Inc	408,899	43,228,802
TPG Inc Class A	163,328	9,009,172
Tradeweb Markets Inc Class A	214,157	28,990,433
US Global Investors Inc Class A	16,685	40,378
Value Line Inc	1,298	53,140
Victory Capital Holdings Inc Class A	83,409	5,341,512
Virtu Financial Inc Class A	147,820	5,404,299
Virtus Invt Partners Inc	11,972	2,247,982
Westwood Holdings Group Inc	12,277	193,977
WisdomTree Inc	214,165	1,953,185
		3,645,609,961
Consumer Finance - 0.7%
Ally Financial Inc	508,017	18,847,431
American Express Co	1,025,038	308,495,436
Atlanticus Holdings Corp (b)	8,780	482,285
Bread Financial Holdings Inc	92,934	5,018,436
Capital One Financial Corp	702,286	140,843,457
Consumer Portfolio Services Inc (b)	15,928	159,280
Credit Acceptance Corp (b)	11,524	5,674,302
Dave Inc Class A (b)	13,601	1,369,077
Discover Financial Services	462,226	90,221,893
Encore Capital Group Inc (b)(c)	42,543	1,604,509
Enova International Inc (b)	47,827	4,942,442
EZCORP Inc Class A (b)	92,835	1,277,410
FirstCash Holdings Inc	71,510	8,029,143
Green Dot Corp Class A (b)	97,337	744,628
Katapult Holdings Inc Class A (b)	6,389	72,068
LendingClub Corp (b)	208,215	2,663,070
Lendingtree Inc (b)	19,938	805,296
Medallion Financial Corp	31,982	266,730
Moneylion Inc Class A (b)	11,908	1,037,425
Navient Corp	139,471	1,995,830
Nelnet Inc Class A	32,824	4,017,329
NerdWallet Inc Class A (b)	69,044	704,249
Old Market Capital Corp (b)	13,884	88,996
OneMain Holdings Inc	221,711	11,914,749
Oportun Financial Corp (b)	51,395	362,849
OppFi Inc Class A (c)	38,421	378,831
PRA Group Inc (b)	71,184	1,489,881
PROG Holdings Inc	76,653	2,174,646
Regional Management Corp	16,571	555,957
SLM Corp	391,379	11,815,732
SoFi Technologies Inc Class A (b)	1,999,661	28,935,095
Synchrony Financial	717,155	43,516,965
Upstart Holdings Inc (b)(c)	146,474	9,765,422
World Acceptance Corp (b)	5,912	797,174
		711,068,023
Financial Services - 4.6%
Acacia Research Corp (b)	67,808	284,794
Affirm Holdings Inc Class A (b)	455,496	29,220,068
Alerus Financial Corp	42,611	867,986
Apollo Global Management Inc	823,688	122,951,908
AppTech Payments Corp (b)	27,331	11,451
AvidXchange Holdings Inc (b)	342,076	2,599,778
Berkshire Hathaway Inc Class B (b)	3,376,254	1,734,820,593
Better Home & Finance Holding Co Class A (b)	11,389	130,632
Block Inc Class A (b)	1,032,080	67,394,824
Cannae Holdings Inc	100,362	2,011,254
Cantaloupe Inc (b)	104,527	1,026,455
Cass Information Systems Inc	22,317	975,476
Corebridge Financial Inc	480,814	16,674,630
Corpay Inc (b)	128,409	47,132,523
Enact Holdings Inc	52,503	1,805,053
Equitable Holdings Inc	578,041	31,803,816
Essent Group Ltd	196,687	11,333,105
Euronet Worldwide Inc (b)	76,449	7,832,965
Federal Agricultural Mortgage Corp Class C	18,497	3,867,168
Fidelity National Information Services Inc	991,626	70,524,441
Finance of America Cos Inc Class A (b)(c)	14,095	318,970
Fiserv Inc (b)	1,048,241	247,059,921
FlexShopper Inc (b)	79,179	117,185
FlexShopper Inc rights (b)(d)	52,934	1
FlexShopper Inc Series C rights (b)(d)	52,934	0
Flywire Corp (b)	205,611	2,343,965
Global Payments Inc	468,864	49,362,002
Guild Holdings Co Class A	17,349	216,863
HA Sustainable Infrastructure Capital Inc	218,543	6,278,740
International Money Express Inc (b)	55,498	850,229
Jack Henry & Associates Inc	134,503	23,348,376
Jackson Financial Inc	137,178	12,569,620
loanDepot Inc Class A (b)	150,036	246,059
Marqeta Inc Class A (b)	749,476	3,132,810
Mastercard Inc Class A	1,509,542	869,964,150
Merchants Bancorp/IN	49,997	2,035,878
MGIC Investment Corp	470,129	11,569,875
Mr Cooper Group Inc (b)	117,639	13,219,094
NCR Atleos Corp (b)	132,874	3,778,937
NewtekOne Inc	44,708	580,757
NMI Holdings Inc (b)	146,658	5,344,218
Onity Group Inc (b)	10,624	343,368
Paymentus Holdings Inc Class A (b)	38,250	1,048,050
Payoneer Global Inc (b)	474,937	4,060,711
PayPal Holdings Inc (b)	1,847,551	131,268,499
Paysign Inc (b)	60,646	160,712
PennyMac Financial Services Inc	57,950	6,006,518
Priority Technology Holdings Inc (b)	25,715	275,922
Radian Group Inc	272,638	8,972,517
Remitly Global Inc (b)	275,080	6,601,920
Repay Holdings Corp Class A (b)	134,161	967,301
Rocket Cos Inc Class A (c)	255,833	3,581,662
Ryvyl Inc (b)(c)	8,715	7,981
Security National Financial Corp Class A	21,111	267,265
Sezzle Inc (b)(c)	4,632	1,385,478
SHF Holdings Inc Class A (b)	12,885	4,392
Shift4 Payments Inc Class A (b)(c)	126,974	12,538,683
SWK Holdings Corp (b)	6,223	105,791
Toast Inc Class A (b)	763,488	29,470,637
Usio Inc (b)	20,159	30,843
UWM Holdings Corp Class A	182,216	1,144,316
Velocity Financial Inc (b)	15,722	296,202
Visa Inc Class A	3,183,127	1,154,551,994
Voya Financial Inc	177,067	12,794,861
Walker & Dunlop Inc	59,206	5,072,178
Waterstone Financial Inc	32,909	463,030
Western Union Co/The	629,141	6,813,597
WEX Inc (b)	73,065	11,478,512
XBP Europe Holdings Inc Class A (b)	19,540	22,275
		4,805,341,785
Insurance - 2.3%
Abacus Life Inc Class A (b)	24,116	187,622
AFLAC Inc	921,085	100,831,175
Allstate Corp/The	487,951	97,175,442
Ambac Financial Group Inc (b)	84,570	821,175
American Coastal Insurance Corp	44,390	538,895
American Financial Group Inc/OH	133,131	16,811,783
American International Group Inc	1,149,564	95,344,838
Amerisafe Inc	34,617	1,781,391
Aon PLC	398,201	162,911,993
Arch Capital Group Ltd	691,200	64,219,392
Arthur J Gallagher & Co	460,220	155,434,703
Assurant Inc	94,269	19,597,582
Assured Guaranty Ltd	87,825	7,669,757
Axis Capital Holdings Ltd	139,769	13,540,821
Baldwin Insurance Group Inc/The Class A (b)	124,824	5,135,259
Bowhead Specialty Holdings Inc	14,222	478,286
Brighthouse Financial Inc (b)	109,382	6,487,446
Brown & Brown Inc	438,146	51,937,827
Chubb Ltd	690,439	197,106,526
Cincinnati Financial Corp	287,938	42,560,116
Citizens Inc/TX Class A (b)(c)	82,523	396,936
CNA Financial Corp	43,169	2,113,986
CNO Financial Group Inc	190,960	7,961,122
Crawford & Co Class A	26,863	329,878
Crawford & Co Class B	15,830	193,442
Donegal Group Inc Class A	32,369	566,134
eHealth Inc (b)	52,588	463,300
Employers Holdings Inc	44,798	2,320,536
Enstar Group Ltd (b)	22,866	7,609,805
Erie Indemnity Co Class A	46,211	19,781,543
Everest Group Ltd	79,070	27,929,105
F&G Annuities & Life Inc	34,409	1,465,135
Fidelity National Financial Inc/US	478,621	30,885,413
First American Financial Corp	189,892	12,474,005
Fundamental Global Inc (b)	1,720	35,260
Genworth Financial Inc Class A (b)	783,197	5,443,219
Globe Life Inc	154,882	19,736,613
GoHealth Inc Class A (b)	8,753	126,831
Goosehead Insurance Inc Class A	45,250	5,575,253
Greenlight Capital Re Ltd Class A (b)	46,915	653,526
Hagerty Inc Class A (b)	43,746	442,710
Hanover Insurance Group Inc/The	66,218	11,292,156
Hartford Insurance Group Inc/The	533,471	63,098,950
HCI Group Inc	15,668	2,062,849
Heritage Insurance Holdings Inc (b)	39,248	461,164
Hippo Holdings Inc (b)	33,832	971,993
Horace Mann Educators Corp	76,138	3,222,922
ICC Holdings Inc (b)	1,686	38,609
Investors Title Co	2,668	633,116
James River Group Holdings Ltd	67,234	332,808
Kemper Corp	112,161	7,579,840
Kingstone Cos Inc (b)	19,205	308,432
Kinsale Capital Group Inc	40,758	17,601,342
Lemonade Inc (b)(c)	102,100	3,711,335
Lincoln National Corp	314,231	12,255,009
Loews Corp	331,048	28,691,930
Maiden Holdings Ltd (b)	86,385	83,413
Markel Group Inc (b)	23,665	45,754,858
Marsh & McLennan Cos Inc	904,361	215,093,220
MBIA Inc (b)	79,204	480,768
Mercury General Corp	49,130	2,649,581
MetLife Inc	1,071,153	92,311,966
NI Holdings Inc (b)	10,699	152,354
Old Republic International Corp	430,243	16,568,658
Oscar Health Inc Class A (b)	367,884	5,374,785
Palomar Hldgs Inc (b)	49,198	6,329,815
Primerica Inc	61,306	17,778,740
Principal Financial Group Inc	387,168	34,473,439
ProAssurance Corp (b)	92,423	1,445,496
Progressive Corp/The	1,078,905	304,251,210
Prudential Financial Inc	655,061	75,397,521
Reinsurance Group of America Inc	121,563	24,639,604
Reliance Global Group Inc (b)	2,613	3,814
RLI Corp	154,410	11,749,057
Root Inc/OH Class A (b)	14,263	1,927,930
Ryan Specialty Holdings Inc Class A	196,927	13,782,921
Safety Insurance Group Inc	26,887	2,047,176
Selective Insurance Group Inc	112,332	9,665,607
Selectquote Inc (b)	264,982	1,208,318
Skyward Specialty Insurance Group Inc (b)	61,142	3,180,607
Stewart Information Services Corp	50,343	3,584,422
The Travelers Companies, Inc.	418,375	108,145,754
Tiptree Inc Class A	38,621	873,993
Trupanion Inc (b)(c)	61,451	2,122,518
TWFG Inc Class A	22,568	682,456
United Fire Group Inc	38,271	1,074,267
Universal Insurance Holdings Inc	47,407	1,051,487
Unum Group	309,553	25,473,116
W R Berkley Corp	554,808	34,997,289
White Mountains Insurance Group Ltd	4,651	8,602,025
Willis Towers Watson PLC	185,464	62,992,848
		2,475,289,269
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
ACRES Commercial Realty Corp (b)	10,493	220,038
AG Mortgage Investment Trust Inc	54,310	411,127
AGNC Investment Corp	1,629,495	16,995,633
Angel Oak Mortgage REIT Inc (c)	27,922	278,382
Annaly Capital Management Inc	1,032,379	22,671,043
Apollo Commercial Real Estate Finance Inc	230,996	2,339,989
Arbor Realty Trust Inc (c)	346,331	4,273,725
Ares Commercial Real Estate Corp	102,064	499,093
ARMOUR Residential REIT Inc	104,751	1,995,507
Blackstone Mortgage Trust Inc Class A (c)	330,141	6,860,330
Brightspire Capital Inc Class A	241,048	1,501,729
Cherry Hill Mortgage Investment Corp	60,183	212,445
Chimera Investment Corp	147,709	2,101,899
Claros Mortgage Trust Inc	206,309	480,700
Dynex Capital Inc	152,740	2,149,052
Ellington Financial Inc	168,014	2,411,001
Franklin BSP Realty Trust Inc	149,929	2,031,538
Granite Point Mortgage Trust Inc	91,428	270,627
Invesco Mortgage Capital Inc	111,364	978,890
Kkr Real Estate Finance Trust Inc	111,862	1,240,550
Ladder Capital Corp Class A	202,480	2,403,438
Lument Finance Trust Inc	78,481	218,962
Manhattan Bridge Capital Inc	23,408	130,616
MFA Financial Inc	188,690	2,007,662
New York Mortgage Trust Inc	168,374	1,180,302
Nexpoint Real Estate Finance Inc	16,994	279,551
Orchid Island Capital Inc	159,900	1,367,145
Pennymac Mortgage Investment Trust	159,664	2,339,078
Ready Capital Corp (c)	328,171	2,274,225
Redwood Trust Inc	251,214	1,678,110
Rithm Capital Corp	956,508	11,621,572
Rithm Property Trust Inc	85,073	280,741
Sachem Capital Corp	95,159	106,577
Seven Hills Realty Trust	25,709	331,389
Starwood Property Trust Inc	590,279	12,112,525
Sunrise Realty Trust Inc	9,923	120,861
TPG RE Finance Trust Inc	119,881	1,034,573
Two Harbors Investment Corp	194,270	2,754,749
		112,165,374
TOTAL FINANCIALS		15,904,746,400

Health Care - 10.8%
Biotechnology - 2.2%
2seventy bio Inc (b)(c)	92,097	243,136
4D Molecular Therapeutics Inc (b)	68,002	308,049
89bio Inc (b)	225,104	2,077,710
Aadi Bioscience Inc (b)	34,432	88,146
AbbVie Inc	3,255,568	680,511,380
Abeona Therapeutics Inc (b)	75,111	393,582
Absci Corp (b)(c)	151,728	584,153
ABVC BioPharma Inc (b)	14,387	9,928
ACADIA Pharmaceuticals Inc (b)	225,615	4,422,054
ACELYRIN Inc (b)	128,396	344,101
Aceragen Inc (b)(c)(d)	5,354	0
Achieve Life Sciences Inc (b)	60,523	185,806
Acrivon Therapeutics Inc (b)	24,958	132,527
Actinium Pharmaceuticals Inc (b)	52,712	60,619
Actuate Therapeutics Inc	5,477	39,653
Acumen Pharmaceuticals Inc (b)	60,226	77,089
Acurx Pharmaceuticals Inc (b)(c)	20,030	14,211
Adicet Bio Inc (b)	108,839	97,824
ADMA Biologics Inc (b)	436,154	7,148,564
Adverum Biotechnologies Inc (b)	29,529	139,082
AEON Biopharma Inc Class A (b)(c)	642	482
Aerovate Therapeutics Inc (b)(c)	23,896	58,067
Aevi Genomic Medicine Inc rights (b)(d)	29,385	0
Agenus Inc (b)	39,156	111,595
Agios Pharmaceuticals Inc (b)	104,087	3,699,252
AIM ImmunoTech Inc (b)(c)	36,509	4,929
Akebia Therapeutics Inc (b)	411,266	760,842
Akero Therapeutics Inc (b)	126,972	6,236,865
Alaunos Therapeutics Inc (b)	2,376	3,683
Aldeyra Therapeutics Inc (b)	78,163	399,413
Alector Inc (b)	147,647	242,141
Aligos Therapeutics Inc Class A (b)(c)	4,343	73,266
Alkermes PLC (b)	297,004	10,196,147
Allakos Inc (b)	138,050	38,626
Allogene Therapeutics Inc (b)(c)	274,561	535,394
Allovir Inc (b)	4,168	40,846
Alnylam Pharmaceuticals Inc (b)	237,854	58,690,475
Altimmune Inc (b)(c)	127,275	846,379
ALX Oncology Holdings Inc (b)	52,580	57,838
Alzamend Neuro Inc (b)(c)	705	578
Amgen Inc	990,321	305,078,288
Amicus Therapeutics Inc (b)	499,595	4,741,157
AnaptysBio Inc (b)	34,715	583,906
Anavex Life Sciences Corp (b)(c)	153,164	1,211,527
Anika Therapeutics Inc (b)	26,593	464,048
Anixa Biosciences Inc (b)	53,277	167,823
Annexon Inc (b)	157,380	415,483
Annovis Bio Inc (b)	17,867	32,697
Apellis Pharmaceuticals Inc (b)	198,223	4,985,308
Apogee Therapeutics Inc (b)	58,730	1,846,471
Applied Therapeutics Inc (b)	152,805	77,686
AquaBounty Technologies Inc (b)(c)	5,557	4,046
Aravive Inc (b)(c)(d)	46,160	1,851
Arbutus Biopharma Corp (b)	269,800	930,810
Arcellx Inc (b)	71,772	4,652,261
Arcturus Therapeutics Holdings Inc (b)	44,596	748,767
Arcus Biosciences Inc (b)	135,977	1,480,790
Arcutis Biotherapeutics Inc (b)	193,771	2,652,725
Ardelyx Inc (b)	437,191	2,343,344
Armata Pharmaceuticals Inc (b)	17,420	34,584
ArriVent Biopharma Inc (b)(c)	40,575	957,976
Arrowhead Pharmaceuticals Inc (b)	235,331	4,450,109
ARS Pharmaceuticals Inc (b)(c)	94,460	989,941
Assembly Biosciences Inc (b)	8,544	110,047
Astria Therapeutics Inc (b)	64,166	413,229
Atara Biotherapeutics Inc (b)(c)	10,588	73,163
Atossa Therapeutics Inc (b)(c)	218,118	167,013
aTyr Pharma Inc (b)	153,437	606,843
Aura Biosciences Inc (b)	69,902	523,566
Avalo Therapeutics Inc (b)	21,454	156,829
Avidity Biosciences Inc (b)	218,474	6,694,043
Avita Medical Inc (b)	47,275	430,203
Beam Therapeutics Inc (b)	136,019	3,582,740
Bicara Therapeutics Inc (c)	37,169	494,348
bioAffinity Technologies Inc (b)	13,704	6,852
BioAtla Inc (b)	81,090	26,419
BioCardia Inc (b)	3,237	6,506
BioCryst Pharmaceuticals Inc (b)	382,397	3,292,438
Biogen Inc (b)	268,497	37,723,829
Biohaven Ltd (b)	154,699	5,751,709
BioMarin Pharmaceutical Inc (b)	350,967	24,974,812
Biomea Fusion Inc (b)(c)	44,074	127,374
BioRestorative Therapies Inc (b)(c)	13,485	20,497
BioVie Inc (b)(c)	24,008	31,931
Bioxcel Therapeutics Inc (b)(c)	3,280	7,085
Black Diamond Therapeutics Inc (b)	79,856	160,511
Bluebird Bio Inc (b)(c)	19,306	78,768
Blueprint Medicines Corp (b)	116,610	11,261,028
Bolt Biotherapeutics Inc (b)	107,604	51,058
Bone Biologics Corp (b)(c)	3,936	3,498
Boundless Bio Inc (b)	8,946	17,266
BrainStorm Cell Therapeutics Inc (b)	9,564	15,589
Bridgebio Pharma Inc (b)	270,927	9,455,352
C4 Therapeutics Inc (b)	104,215	282,423
Cabaletta Bio Inc (b)(c)	88,237	159,268
Calidi Biotherapeutics Inc Class A (b)	31,875	28,034
CAMP4 Therapeutics Corp	9,654	47,401
Candel Therapeutics Inc (b)	35,592	319,438
Capricor Therapeutics Inc (b)(c)	78,675	1,210,022
Cardiff Oncology Inc (b)(c)	88,226	374,078
Cardio Diagnostics Holdings Inc (b)(c)	67,541	30,346
CareDx Inc (b)	97,733	2,164,786
Cargo Therapeutics Inc (b)(c)	65,525	246,374
Caribou Biosciences Inc (b)	150,452	176,029
Carisma Therapeutics Inc (b)	40,366	16,187
Carisma Therapeutics Inc rights (b)(d)	335,306	3
Cartesian Therapeutics Inc (b)(c)	17,948	338,140
Cartesian Therapeutics Inc rights (b)(d)	188,029	82,733
Catalyst Pharmaceuticals Inc (b)	204,484	4,680,639
CEL-SCI Corp (b)(c)	115,433	38,093
Celcuity Inc (b)	48,942	461,523
Celldex Therapeutics Inc (b)	123,086	2,531,879
Cellectar Biosciences Inc (b)(c)	61,939	17,931
Celularity Inc Class A (b)	20,801	24,129
Century Therapeutics Inc (b)(c)	64,476	44,024
CervoMed Inc (b)	9,093	20,368
CG oncology Inc (b)	96,677	2,500,067
Checkpoint Therapeutics Inc (b)(c)	69,921	199,974
Chimerix Inc (b)	153,577	806,279
Chinook Therapeutics Inc rights (b)(d)	14,580	0
Cibus Inc Class A (b)	29,656	60,795
Cidara Therapeutics Inc (b)(c)	9,250	230,325
Clene Inc (b)(c)	7,988	35,946
Climb Bio Inc (b)	47,353	68,662
Coeptis Therapeutics Holdings Inc (b)	1,145	12,309
Cogent Biosciences Inc (b)	195,716	1,473,742
Cogent Biosciences Inc rights (b)(d)	11,491	0
Coherus Biosciences Inc (b)(c)	209,037	232,031
Compass Therapeutics Inc (b)	181,278	525,706
Corbus Pharmaceuticals Holdings Inc (b)(c)	21,546	162,672
Corvus Pharmaceuticals Inc (b)(c)	90,542	365,790
Coya Therapeutics Inc (b)	24,317	172,164
Creative Medical Technology Holdings Inc (b)(c)	1,551	7,708
Crinetics Pharmaceuticals Inc (b)	171,705	6,143,605
Cue Biopharma Inc (b)	108,583	133,557
Cullinan Therapeutics Inc (b)	94,367	801,176
Curis Inc (b)	10,208	30,624
Cyclerion Therapeutics Inc (b)(c)	2,260	6,034
Cyclo Therapeutics Inc (b)	9,068	6,891
Cyteir Therapeutics Inc (d)	15,830	0
Cytokinetics Inc (b)	216,873	9,976,158
CytomX Therapeutics Inc (b)	145,319	98,410
Day One Biopharmaceuticals Inc (b)	130,516	1,182,475
Denali Therapeutics Inc (b)	226,807	3,755,924
Design Therapeutics Inc (b)(c)	53,684	260,904
DiaMedica Therapeutics Inc (b)	48,487	316,620
Dianthus Therapeutics Inc (b)(c)	32,203	695,585
Dianthus Therapeutics Inc rights (b)(d)	49,503	0
Disc Medicine Inc (b)	43,909	2,466,808
Dogwood Therapeutics Inc (b)	2,294	10,988
Dogwood Therapeutics Inc (c)(d)	776	0
Dyadic International Inc (b)	37,537	55,179
Dynavax Technologies Corp (b)	222,826	3,072,771
Dyne Therapeutics Inc (b)	144,258	1,963,351
Edesa Biotech Inc (b)	1,203	2,635
Editas Medicine Inc (b)(c)	139,861	268,533
Eledon Pharmaceuticals Inc (b)	124,189	515,384
Elevation Oncology Inc (b)(c)	85,325	44,702
Elicio Therapeutics Inc (b)	11,574	96,180
Elutia Inc (b)	32,933	108,020
Emergent BioSolutions Inc (b)	98,624	737,708
Enanta Pharmaceuticals Inc (b)	36,112	280,951
Entrada Therapeutics Inc (b)	41,643	497,217
Equillium Inc (b)	35,240	26,920
Erasca Inc (b)(c)	385,407	528,008
Estrella Immunopharma Inc (b)	16,862	17,368
Eterna Therapeutics Inc (b)	2,047	622
Exact Sciences Corp (b)	340,645	16,149,979
Exagen Inc (b)	15,167	52,478
Exelixis Inc (b)	525,739	20,340,842
Exicure Inc (b)	1,807	17,076
eXoZymes Inc	2,030	34,307
Fate Therapeutics Inc (b)	166,781	186,795
Fibrobiologics Inc (b)(c)	45,592	57,446
FibroGen Inc (b)	176,563	72,108
Foghorn Therapeutics Inc (b)	62,801	304,585
Forte Biosciences Inc (b)	2,661	24,215
Fortress Biotech Inc (b)(c)	29,215	45,868
Gain Therapeutics Inc (b)	45,180	96,233
Galectin Therapeutics Inc (b)(c)	87,419	137,248
Genelux Corp (b)(c)	51,517	215,341
Generation Bio CO (b)	89,240	51,759
Genprex Inc (b)(c)	1,703	642
GeoVax Labs Inc (b)(c)	14,386	20,716
Geron Corp (b)	967,687	1,703,129
Gilead Sciences Inc	2,296,406	262,502,170
GlycoMimetics Inc (b)(c)	80,838	21,972
Gossamer Bio Inc (b)	361,929	445,173
GRAIL Inc (c)	52,954	2,041,906
Greenwich Lifesciences Inc (b)(c)	10,615	129,715
GT Biopharma Inc (b)	2,196	5,226
Gyre Therapeutics Inc (b)(c)	30,315	351,654
Gyre Therapeutics Inc rights (b)(d)	35,667	0
Halozyme Therapeutics Inc (b)	234,379	13,863,518
HCW Biologics Inc (b)	29,023	11,035
Heron Therapeutics Inc (b)(c)	250,798	619,471
HilleVax Inc (b)	45,081	80,695
Hookipa Pharma Inc (b)	11,263	17,232
Humacyte Inc Class A (b)(c)	176,176	598,998
iBio Inc (b)	15,778	91,986
Ideaya Biosciences Inc (b)	164,918	3,392,363
IGM Biosciences Inc (b)	35,265	47,960
Immix Biopharma Inc (b)	22,207	39,528
ImmuCell Corp (b)	13,689	72,278
Immuneering Corp (b)(c)	35,634	58,796
Immunic Inc (b)	160,343	190,808
ImmunityBio Inc (b)(c)	288,138	947,974
Immunome Inc (b)	138,196	1,299,042
Immunovant Inc (b)	122,565	2,524,839
Imunon Inc (b)	23,168	20,636
IN8bio Inc (b)	61,228	16,476
Incyte Corp (b)	294,517	21,647,000
Indaptus Therapeutics Inc (b)	12,948	10,863
Inhibikase Therapeutics Inc (b)	60,108	138,248
Inhibrx Biosciences Inc	17,564	232,723
Inmune Bio Inc (b)(c)	26,342	211,526
Inovio Pharmaceuticals Inc (b)(c)	47,258	93,571
Inozyme Pharma Inc (b)	86,329	103,595
Insmed Inc (b)	329,344	26,858,003
Instil Bio Inc (b)	6,839	137,464
Intellia Therapeutics Inc (b)(c)	191,247	1,929,682
Intensity Therapeutics Inc (b)	9,421	22,045
Invivyd Inc (b)	97,113	112,651
Ionis Pharmaceuticals Inc (b)	290,625	9,645,844
Iovance Biotherapeutics Inc (b)	418,258	1,771,323
Ironwood Pharmaceuticals Inc Class A (b)	252,118	405,910
iTeos Therapeutics Inc (b)	48,877	354,847
Janux Therapeutics Inc (b)	59,149	1,945,411
Jasper Therapeutics Inc Class A (b)	20,729	122,923
KALA BIO Inc (b)(c)	8,328	57,713
KalVista Pharmaceuticals Inc (b)	68,655	782,324
Karyopharm Therapeutics Inc (b)(c)	14,821	117,827
Keros Therapeutics Inc (b)	63,469	703,237
Kezar Life Sciences Inc (b)	10,764	61,462
Kineta Inc rights (b)(d)	58,487	1
Klotho Neurosciences Inc (b)(c)	14,768	4,405
Kodiak Sciences Inc (b)	56,743	233,214
Korro Bio Inc (b)	10,366	259,876
Korro Bio Inc rights (b)(d)	54,830	0
Kronos Bio Inc (b)	76,181	74,657
Krystal Biotech Inc (b)	46,470	8,329,748
Kura Oncology Inc (b)	138,955	1,071,343
Kymera Therapeutics Inc (b)	88,824	2,784,632
Kyverna Therapeutics Inc (b)	40,755	115,744
Lantern Pharma Inc (b)	15,397	60,818
Larimar Therapeutics Inc (b)	57,564	174,419
Leap Therapeutics Inc (b)	55,852	25,876
LENZ Therapeutics Inc (c)	29,382	641,409
Lexeo Therapeutics Inc (b)	44,261	126,586
Lexicon Pharmaceuticals Inc (b)(c)	331,403	231,816
Lineage Cell Therapeutics Inc (b)	348,638	195,760
Lisata Therapeutics Inc (b)	4,379	10,422
Longeveron Inc (b)(c)	24,069	36,585
Lyell Immunopharma Inc (b)	293,517	208,632
MacroGenics Inc (b)	112,481	276,703
Madrigal Pharmaceuticals Inc (b)	31,246	10,663,322
MAIA Biotechnology Inc (b)	35,896	67,484
MannKind Corp (b)	507,051	2,707,652
Marker Therapeutics Inc (b)	12,811	19,601
Matinas BioPharma Holdings Inc (b)(c)	7,652	4,437
MediciNova Inc (b)	88,491	145,125
MediPacific Inc Class A rights (b)(d)	44,132	0
MEI Pharma Inc (b)	7,491	19,177
Merrimack Pharmaceuticals Inc (b)(d)	28,782	0
Mersana Therapeutics Inc (b)	176,360	92,307
Metagenomi Inc (c)	47,650	97,683
MetaVia Inc (b)	4,747	6,931
MetaVia Inc rights (b)(d)	380	0
MiMedx Group Inc (b)	228,454	1,920,156
Mineralys Therapeutics Inc (b)	42,274	386,384
Minerva Neurosciences Inc (b)	6,924	11,563
MiNK Therapeutics Inc (b)	676	6,050
Mirum Pharmaceuticals Inc (b)	74,689	3,552,956
Moderna Inc (b)	625,239	19,357,399
Moleculin Biotech Inc (b)(c)	2,055	2,651
Monopar Therapeutics Inc (b)	6,880	241,557
Monte Rosa Therapeutics Inc (b)	79,616	437,888
Mural Oncology PLC (b)	29,038	106,860
Mustang Bio Inc (b)(c)	1,077	2,154
Myriad Genetics Inc (b)	170,800	1,832,684
NanoViricides Inc (b)(c)	22,261	29,385
Natera Inc (b)	243,069	37,819,106
NeuBase Therapeutics Inc (b)(d)	1,359	499
Neurocrine Biosciences Inc (b)	186,432	22,133,207
Neurogene Inc (b)	18,981	335,774
Neurogene Inc rights (b)(d)	9,649	0
NextCure Inc (b)	28,898	22,512
Nkarta Inc (b)	84,957	148,675
NKGen Biotech Inc (b)(c)	15,070	8,040
Novavax Inc (b)(c)	292,021	2,432,535
Nurix Therapeutics Inc (b)	123,678	1,910,825
Nuvalent Inc Class A (b)	70,594	5,293,138
Nuvectis Pharma Inc (b)(c)	13,253	88,663
Ocean Biomedical Inc Class A (b)(c)	21,585	2,159
Ocugen Inc (b)(c)	519,416	338,503
Olema Pharmaceuticals Inc (b)	67,924	296,828
OmniAb Operations Inc (b)(d)	10,389	22,336
OmniAb Operations Inc (b)(d)	10,389	19,843
Oncocyte Corp (b)(c)	13,836	38,741
Onconetix Inc (b)(c)	1,822	451
Oncternal Therapeutics Inc (b)(d)	4,027	2,121
Oncternal Therapeutics Inc rights (b)(c)(d)	2,146	0
OnKure Therapeutics Inc Class A (b)(c)	11,621	58,918
Oragenics Inc (b)	1,390	403
Organogenesis Holdings Inc Class A (b)	133,556	829,383
Organovo Holdings Inc (b)(c)	11,895	7,732
ORIC Pharmaceuticals Inc (b)(c)	82,490	662,395
Oruka Therapeutics Inc	59,606	605,001
Outlook Therapeutics Inc (b)(c)	26,315	39,473
Ovid therapeutics Inc (b)	113,849	60,340
Palatin Technologies Inc (b)(c)	32,071	29,278
Palisade Bio Inc (b)	2,239	1,856
Palisade Bio Inc rights (b)(c)(d)	289	0
Palvella Therapeutics Inc (b)	1,882	36,454
Palvella Therapeutics Inc rights (b)(d)	1,882	0
Passage Bio Inc (b)	81,323	42,125
PDL BioPharma Inc (b)(d)	218,274	2
PDS Biotechnology Corp (b)(c)	68,375	90,939
PepGen Inc (b)	30,676	96,629
Perspective Therapeutics Inc (b)	95,438	265,318
PharmaCyte Biotech Inc (b)	55,277	98,393
Plus Therapeutics Inc (b)	5,315	4,023
PMV Pharmaceuticals Inc (b)	71,935	98,551
Praxis Precision Medicines Inc (b)	32,534	1,255,812
Precigen Inc (b)(c)	276,528	478,393
Precision BioSciences Inc (b)	11,453	61,732
Prelude Therapeutics Inc (b)(c)	35,254	26,758
Prime Medicine Inc (b)(c)	120,577	303,854
ProKidney Corp Class A (b)(c)	161,524	198,675
Protagonist Therapeutics Inc (b)	110,498	4,153,620
Protara Therapeutics Inc (b)(c)	30,181	112,877
PTC Therapeutics Inc (b)	141,904	7,841,615
Puma Biotechnology Inc (b)	62,440	223,535
Pyxis Oncology Inc (b)(c)	82,693	98,405
Q32 Bio Inc (b)(c)	8,988	20,403
Q32 Bio Inc rights (b)(d)	61,627	0
Quince Therapeutics Inc (b)(c)	62,399	90,479
Rallybio Corp (b)	32,632	23,570
RAPT Therapeutics Inc (b)	53,969	61,525
Recursion Pharmaceuticals Inc Class A (b)(c)	532,831	4,001,561
Regeneron Pharmaceuticals Inc	194,068	135,603,074
REGENXBIO Inc (b)	81,901	538,090
Regulus Therapeutics Inc (b)	80,989	109,335
Rein Therapeutics Inc (b)	35,528	74,254
Relay Therapeutics Inc (b)	252,285	860,292
Renovaro Inc (b)(c)	152,791	150,132
RenovoRx Inc (b)	47,143	47,138
Replimune Group Inc (b)	111,734	1,416,787
Revolution Medicines Inc (b)	314,360	12,807,026
Rezolute Inc/old (b)	83,178	368,479
Rhythm Pharmaceuticals Inc (b)	96,128	5,278,388
Rigel Pharmaceuticals Inc (b)	31,671	730,333
Rocket Pharmaceuticals Inc (b)	153,608	1,451,596
Roivant Sciences Ltd (b)	789,845	8,482,935
SAB Biotherapeutics Inc (b)	12,904	22,066
Sage Therapeutics Inc (b)	95,642	698,187
Sagimet Biosciences Inc Class A (b)(c)	42,610	158,296
Salarius Pharmaceuticals Inc (b)	321	347
Sana Biotechnology Inc (b)(c)	231,666	604,648
Sangamo Therapeutics Inc (b)(c)	344,999	351,899
Sarepta Therapeutics Inc (b)	176,008	18,788,854
Savara Inc (b)(c)	203,251	506,095
Scholar Rock Holding Corp (b)	135,621	5,264,807
SELLAS Life Sciences Group Inc (b)(c)	118,589	139,935
Sensei Biotherapeutics Inc (b)(c)	28,330	13,202
Senti Biosciences Inc Class A (b)	3,812	11,474
Sera Prognostics Inc Class A (b)	44,550	188,892
Seres Therapeutics Inc (b)(c)	280,464	212,956
Serina Therapeutics Inc (b)	2,592	12,908
Serina Therapeutics Inc warrants 7/31/2025 (b)	416	130
Shattuck Labs Inc (b)	76,009	100,332
Silo Pharma Inc (b)(c)	3,896	5,221
Skye Bioscience Inc (b)	30,886	88,025
Soleno Therapeutics Inc (b)	50,603	2,470,438
Solid Biosciences Inc (b)	37,038	207,042
Soligenix Inc (b)	8,054	18,605
Sonnet BioTherapeutics Holdings Inc (b)	1,418	2,198
Spectrum Pharmaceuticals Inc rights (b)(d)	326,441	3
Spero Therapeutics Inc (b)	67,886	52,652
SpringWorks Therapeutics Inc (b)	137,429	7,937,899
Spruce Biosciences Inc (b)	31,503	12,255
Spyre Therapeutics Inc (b)	91,810	1,808,657
Spyre Therapeutics Inc rights (b)(d)	125,415	1
Stoke Therapeutics Inc (b)	71,958	564,870
Summit Therapeutics Inc (b)(c)	258,777	5,354,096
Surface Oncology Inc rights (b)(d)	262,226	3
Surrozen Inc Class A (b)	2,745	31,471
Sutro Biopharma Inc (b)	135,573	215,561
Synaptogenix Inc (b)(c)	1,927	5,135
Syndax Pharmaceuticals Inc (b)	154,458	2,415,723
Synlogic Inc (b)	3,826	5,356
Syros Pharmaceuticals Inc (b)(c)	39,831	5,704
Tango Therapeutics Inc (b)	117,500	243,225
Taysha Gene Therapies Inc (b)	258,269	413,230
Tectonic Therapeutic Inc (b)	12,124	306,495
Tectonic Therapeutic Inc rights (b)(d)	3,980	0
Tempest Therapeutics Inc (b)(c)	98,242	79,517
Tenax Therapeutics Inc (b)	5,967	35,981
Tenaya Therapeutics Inc (b)(c)	102,571	103,597
Tevogen Bio Holdings Inc Class A (b)(c)	17,853	22,852
TG Therapeutics Inc (b)	246,419	7,414,748
Theriva Biologics Inc (b)	390	562
Tonix Pharmaceuticals Holding Corp (b)(c)	4,016	31,566
Tourmaline Bio Inc (b)	33,658	440,583
TransCode Therapeutics Inc (b)(c)	1,179	2,334
Travere Therapeutics Inc (b)	145,784	3,119,778
TriSalus Life Sciences Inc Class A (b)	34,013	195,915
TScan Therapeutics Inc (b)	88,382	185,602
Turnstone Biologics Corp (b)	14,821	5,588
Twist Bioscience Corp (b)	108,293	4,203,934
Tyra Biosciences Inc (b)	37,908	443,903
Ultragenyx Pharmaceutical Inc (b)	169,310	7,266,785
Unicycive Therapeutics Inc (b)	71,288	39,230
United Therapeutics Corp (b)	82,204	26,309,391
United Therapeutics Corp rights (b)(d)	30,469	0
UNITY Biotechnology Inc (b)	27,559	47,126
Upstream Bio Inc	30,719	243,602
Vanda Pharmaceuticals Inc (b)	104,415	497,015
Vaxart Inc (b)	383,811	195,475
Vaxcyte Inc (b)	211,575	15,449,207
Vera Therapeutics Inc Class A (b)	101,406	3,035,082
Veracyte Inc (b)	143,058	4,972,696
Verastem Inc (b)	83,876	469,286
Vericel Corp (b)	92,671	4,753,096
Vertex Pharmaceuticals Inc (b)	474,552	227,685,304
Verve Therapeutics Inc (b)(c)	120,947	765,595
Vigil Neuroscience Inc (b)	37,613	91,023
Viking Therapeutics Inc (b)	204,335	5,899,151
Vincerx Pharma Inc (b)(c)	1,548	1,687
Vir Biotechnology Inc (b)	171,946	1,442,627
Viridian Therapeutics Inc (b)	127,594	1,981,535
Viridian Therapeutics Inc rights (b)(d)	27,850	0
Vistagen Therapeutics Inc (b)	47,482	128,201
Vor BioPharma Inc (b)	77,064	83,229
Voyager Therapeutics Inc (b)	81,574	332,822
vTv Therapeutics Inc Class A (b)(c)	1,492	29,094
Werewolf Therapeutics Inc (b)	55,085	68,305
X4 Pharmaceuticals Inc (b)(c)	236,948	93,618
XBiotech Inc (b)(c)	35,481	124,893
Xencor Inc (b)	132,882	2,041,068
Xilio Therapeutics Inc (b)	63,720	57,730
XOMA Royalty Corp (b)	14,565	330,626
Y-mAbs Therapeutics Inc (b)	60,869	338,432
Zenas Biopharma Inc (c)	29,512	206,879
Zentalis Pharmaceuticals Inc (b)	100,632	208,308
		2,362,707,677
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	3,195,201	440,969,690
Accelerate Diagnostics Inc (b)(c)	15,064	16,269
Accuray Inc Del (b)	183,289	368,411
Aethlon Medical Inc (b)	2,534	1,311
Align Technology Inc (b)	129,319	24,186,533
Alphatec Holdings Inc (b)	186,480	2,336,594
AngioDynamics Inc (b)	73,630	684,023
Apyx Medical Corp (b)	56,740	82,273
Artivion Inc (b)	68,000	1,727,880
Aspira Women's Health Inc (b)(c)	14,574	2,413
AtriCure Inc (b)	90,105	3,490,668
Autonomix Medical Inc (c)	1,035	2,846
Avanos Medical Inc (b)	82,543	1,242,272
Avinger Inc (b)(d)	513	242
Axogen Inc (b)	79,914	1,599,079
Baxter International Inc	941,856	32,503,451
Becton Dickinson & Co	532,467	120,087,283
Beyond Air Inc (b)	163,666	44,157
Biomerica Inc (b)	13,757	10,110
Bioventus Inc (b)	73,929	749,640
Boston Scientific Corp (b)	2,714,330	281,720,311
Butterfly Network Inc Class A (b)	292,987	1,060,613
Ceribell Inc	22,283	517,857
Cerus Corp (b)	337,009	556,065
ClearPoint Neuro Inc (b)(c)	48,789	708,416
Co-Diagnostics Inc (b)	53,052	26,261
CONMED Corp	56,943	3,369,317
Cooper Cos Inc/The (b)	366,627	33,135,748
Cutera Inc (b)(c)	29,648	10,673
CVRx Inc (b)	27,091	351,099
CytoSorbents Corp (b)(c)	126,120	133,688
CytoSorbents Corp A warrants 12/31/2029 (b)(c)(d)	49,243	0
CytoSorbents Corp B warrants 12/31/2029 (b)(c)(d)	49,243	0
Delcath Systems Inc (b)	48,687	689,895
DENTSPLY SIRONA Inc	365,955	6,056,555
Dexcom Inc (b)	719,448	63,577,620
DIH Holdings US Inc Class A (b)	47,065	22,888
Edwards Lifesciences Corp (b)	1,086,627	77,824,226
Ekso Bionics Holdings Inc (b)(c)	14,838	7,787
ElectroCore Inc (b)(c)	8,806	134,027
Electromed Inc (b)	12,219	330,402
Embecta Corp	106,638	1,439,613
Enovis Corp (b)	102,679	3,968,543
Envista Holdings Corp (b)	317,015	6,333,960
Envoy Medical Inc Class A (b)(c)	13,277	18,189
enVVeno Medical Corp (b)	23,881	75,942
Femasys Inc (b)	33,998	53,377
FONAR Corp (b)	10,605	158,439
Fractyl Health Inc (b)(c)	14,685	22,909
GE HealthCare Technologies Inc	841,504	73,505,374
Glaukos Corp (b)	101,370	12,166,427
Globus Medical Inc Class A (b)	209,911	16,860,052
Haemonetics Corp (b)	92,918	6,086,129
HeartBeam inc (b)	38,435	77,639
HeartSciences Inc (b)	2,249	8,006
Hologic Inc (b)	429,027	27,196,022
Hyperfine Inc Class A (b)	113,983	110,564
ICU Medical Inc (b)	44,947	6,577,095
IDEXX Laboratories Inc (b)	150,977	65,993,556
Innovative Eyewear Inc (b)(c)	3,111	13,968
Inogen Inc (b)	43,229	360,098
Inspire Medical Systems Inc (b)	55,296	10,262,385
Insulet Corp (b)	129,165	35,167,755
Integer Holdings Corp (b)	61,480	7,574,336
Integra LifeSciences Holdings Corp (b)	121,294	2,815,234
Intelligent Bio Solutions Inc (b)(c)	4,097	8,850
Intuitive Surgical Inc (b)	656,038	376,008,180
iRadimed Corp	14,486	780,940
iRhythm Technologies Inc (b)	57,735	6,360,088
IRIDEX Corp (b)	14,475	19,976
Kewaunee Scientific Corp (b)	3,815	207,383
KORU Medical Systems Inc (b)	84,736	293,187
Lantheus Holdings Inc (b)	128,208	12,028,475
LeMaitre Vascular Inc	37,813	3,473,124
LENSAR Inc (b)	17,313	225,069
LivaNova PLC (b)	99,411	4,138,480
Lucid Diagnostics Inc (b)	56,413	83,491
Masimo Corp (b)	81,934	15,466,681
Medtronic PLC	2,362,297	217,378,570
Merit Medical Systems Inc (b)	106,992	10,917,464
Microbot Medical Inc (b)(c)	39,299	55,412
Milestone Scientific Inc (b)	102,704	96,531
Modular Medical Inc (b)	55,953	47,336
Monogram Technologies Inc (b)	37,593	87,592
Myomo Inc (b)	39,834	201,958
NanoVibronix Inc (b)(c)	1,952	676
NAYA Biosciences Inc Class A (b)	1,199	451
Neogen Corp (b)(c)	361,999	3,638,090
NeuroMetrix Inc (b)	1,867	8,159
Neuronetics Inc (b)	50,102	212,934
NeuroOne Medical Technologies Corp (b)	39,876	44,462
NeuroPace Inc (b)	26,775	346,736
Nevro Corp (b)	66,482	380,277
Nexalin Technology Inc (b)	17,031	46,154
Nexgel Inc (b)	13,664	42,358
Novocure Ltd (b)	179,919	3,431,055
Nuwellis Inc (b)	3,189	3,986
Omnicell Inc (b)	84,558	3,218,277
OraSure Technologies Inc (b)	134,590	468,373
Orchestra BioMed Holdings Inc (b)	48,129	225,725
Orthofix Medical Inc (b)	69,209	1,202,852
OrthoPediatrics Corp (b)	29,651	688,496
Outset Medical Inc (b)(c)	92,902	67,605
Owlet Inc Class A (b)	9,687	43,785
Paragon 28 Inc (b)	70,321	916,986
PAVmed Inc (b)	7,850	5,809
Penumbra Inc (b)	70,950	20,251,968
Precision Optics Corp Inc/Mass (b)	12,311	56,384
Predictive Oncology Inc (b)	3,782	5,257
Pro-Dex Inc (b)	4,481	155,580
PROCEPT BioRobotics Corp (b)	100,370	6,457,806
Pulmonx Corp (b)	70,995	611,977
Pulse Biosciences Inc (b)(c)	35,217	644,823
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	3,232	17,655
QuidelOrtho Corp (b)	121,271	4,849,627
ResMed Inc	270,684	63,210,128
Retractable Technologies Inc (b)	32,187	24,774
Rockwell Medical Inc (b)	52,750	88,093
RxSight Inc (b)	63,199	1,792,324
Sanara Medtech Inc (b)	6,601	228,989
SeaStar Medical Holding Corp Class A (b)(c)	7,505	12,984
Semler Scientific Inc (b)(c)	10,479	449,759
Senseonics Holdings Inc (b)	1,081,974	919,678
Sensus Healthcare Inc (b)(c)	24,952	119,271
SI-BONE Inc (b)	68,341	1,238,339
Sight Sciences Inc (b)	58,106	153,981
SiNtx Technologies Inc (b)(c)	1,861	6,160
Solventum Corp	254,702	20,312,485
Spectral AI Inc Class A (b)(c)	13,663	23,774
STAAR Surgical Co (b)	92,648	1,621,340
Stereotaxis Inc (b)	138,229	284,752
STERIS PLC	181,840	39,870,238
Strata Skin Sciences Inc (b)	56	147
Stryker Corp	631,981	244,064,742
Surmodics Inc (b)	25,635	842,366
Tactile Systems Technology Inc (b)	43,320	619,043
Tandem Diabetes Care Inc (b)	120,844	2,675,486
Tela Bio Inc (b)	46,921	114,956
Teleflex Inc	86,268	11,452,077
TransMedics Group Inc (b)(c)	61,443	4,689,330
Treace Medical Concepts Inc (b)	80,132	716,380
UFP Technologies Inc (b)	13,412	3,052,437
Utah Medical Products Inc	5,355	319,212
Varex Imaging Corp (b)	73,457	944,657
Venus Concept Inc (b)(c)	1,079	328
Vicarious Surgical Inc Class A (b)	5,656	62,216
Vivani Medical Inc (b)	51,642	57,323
VolitionRX Ltd (b)	141,896	87,976
Xtant Medical Holdings Inc (b)	114,012	58,135
Zimmer Biomet Holdings Inc	366,705	38,254,666
Zimvie Inc (b)	50,038	664,004
Zomedica Corp (b)	1,644,578	178,272
Zynex Inc (b)(c)	29,122	209,970
		2,512,528,107
Health Care Providers & Services - 2.0%
23andMe Holding Co Class A (b)(c)	28,014	61,631
Acadia Healthcare Co Inc (b)	173,405	5,198,682
Accolade Inc (b)	130,470	909,376
AdaptHealth Corp (b)	197,058	2,242,520
Addus HomeCare Corp (b)	32,856	3,146,619
agilon health Inc (b)	572,874	1,787,367
AirSculpt Technologies Inc (b)(c)	25,131	113,969
Alignment Healthcare Inc (b)	188,942	2,964,500
Amedisys Inc (b)	59,950	5,515,400
AMN Healthcare Services Inc (b)	70,375	1,781,895
Astrana Health Inc (b)	76,629	1,944,844
Aveanna Healthcare Holdings Inc (b)	106,370	453,136
Biodesix Inc (b)	134,089	106,333
BrightSpring Health Services Inc (b)	99,427	1,916,953
Brookdale Senior Living Inc (b)	371,443	2,117,225
Cardinal Health Inc	445,419	57,672,852
Castle Biosciences Inc (b)	50,665	1,098,417
Cencora Inc	322,591	81,789,722
Centene Corp (b)	931,169	54,156,789
Chemed Corp	27,641	16,606,713
Cigna Group/The	512,577	158,309,406
Clover Health Investments Corp Class A (b)	758,817	3,012,503
Community Health Systems Inc (b)	217,646	655,114
Concentra Group Holdings Parent Inc	200,566	4,528,780
CorVel Corp (b)	50,255	5,541,619
Cosmos Health Inc (b)(c)	21,794	11,937
Cross Country Healthcare Inc (b)	57,503	986,751
Cryo-Cell International Inc	8,859	69,986
CVS Health Corp	2,318,777	152,390,024
DaVita Inc (b)	82,987	12,272,118
DocGo Inc Class A (b)(c)	158,751	490,541
Elevance Health Inc	427,380	169,618,574
Encompass Health Corp	185,313	18,557,244
Enhabit Inc (b)	90,511	757,577
Ensign Group Inc/The	104,755	13,529,108
Enzo Biochem Inc	55,214	26,558
Fulgent Genetics Inc (b)	35,610	550,175
GeneDx Holdings Corp Class A (b)	37,342	3,840,625
Guardant Health Inc (b)	228,644	9,728,802
HCA Healthcare Inc	336,021	102,923,232
HealthEquity Inc (b)	160,799	17,649,298
Henry Schein Inc (b)	229,581	16,568,861
Hims & Hers Health Inc Class A (b)(c)	352,584	15,898,013
Humana Inc	221,982	60,028,372
Infusystem Holdings Inc (b)	37,964	302,953
Innovage Holding Corp (b)	38,361	124,673
Joint Corp/The (b)(c)	27,468	311,762
Labcorp Holdings Inc	153,986	38,656,645
LifeStance Health Group Inc (b)	236,134	1,839,484
McKesson Corp	233,805	149,695,989
ModivCare Inc (b)(c)	19,838	65,465
Molina Healthcare Inc (b)	105,291	31,705,226
MSP Recovery Inc Class A (b)(c)	253	498
National HealthCare Corp	22,307	2,078,343
National Research Corp Class A	27,517	401,473
NeoGenomics Inc (b)	237,100	2,368,629
NeueHealth Inc (b)	5,414	39,685
Nutex Health Inc (b)	6,242	342,686
Oncology Institute Inc/The (b)(c)	56,503	48,146
Ontrak Inc (b)(c)	130	192
OPKO Health Inc (b)(c)	625,708	1,088,732
Option Care Health Inc (b)	312,622	10,472,837
Owens & Minor Inc (b)	133,600	1,279,888
P3 Health Partners Inc Class A (b)	161,499	30,523
PACS Group Inc	66,823	870,704
Patterson Cos Inc	145,585	4,533,517
Pediatrix Medical Group Inc (b)	156,747	2,315,153
Pennant Group Inc/The (b)	67,143	1,528,846
Performant Healthcare Inc (b)	133,265	382,471
Precipio Inc (b)	1,879	12,984
Premier Inc Class A	182,055	3,309,760
Privia Health Group Inc (b)	189,750	4,738,058
Progyny Inc (b)	140,266	3,160,193
Psychemedics Corp (b)	1,921	4,572
Quest Diagnostics Inc	205,329	35,501,384
RadNet Inc (b)	119,672	6,638,206
Select Medical Holdings Corp	196,669	3,577,409
Sonida Senior Living Inc (b)	20,011	486,267
Surgery Partners Inc (b)	138,341	3,331,251
Talkspace Inc Class A (b)	254,138	726,835
Tenet Healthcare Corp (b)	175,039	22,158,187
UnitedHealth Group Inc	1,695,255	805,178,316
Universal Health Services Inc Class B	108,084	18,941,721
US Physical Therapy Inc	27,258	2,208,443
Viemed Healthcare Inc (b)	61,245	480,161
Vivos Therapeutics Inc (b)(c)	5,825	20,213
		2,170,488,641
Health Care Technology - 0.1%
American Well Corp (b)	24,670	245,713
Bullfrog AI Holdings Inc (b)(c)	6,910	14,442
CareCloud Inc (b)	22,562	75,244
Certara Inc (b)	199,292	2,387,518
Claritev Corp Class A (b)(c)	11,547	242,372
DarioHealth Corp (b)(c)	63,169	43,959
Definitive Healthcare Corp Class A (b)	97,300	314,279
Doximity Inc Class A (b)	236,914	16,702,437
Evolent Health Inc Class A (b)	199,559	1,794,035
Firefly Neuroscience Inc (b)	11,239	50,238
Forian Inc (b)	20,144	42,705
GoodRx Holdings Inc Class A (b)	167,782	835,554
Health Catalyst Inc (b)	108,530	506,835
HealthStream Inc	43,450	1,467,307
iCAD Inc (b)	43,561	104,982
iSpecimen Inc (b)(c)	1,176	1,952
LifeMD Inc (b)(c)	68,279	359,148
OptimizeRx Corp (b)	29,393	152,256
Phreesia Inc (b)	102,571	2,722,234
Schrodinger Inc/United States (b)	104,146	2,323,497
Scienture Holdings Inc	2,004	5,311
Simulations Plus Inc	29,124	844,014
Streamline Health Solutions Inc (b)	6,305	23,265
Teladoc Health Inc (b)	316,016	3,021,113
TruBridge Inc (b)	23,324	677,562
Veeva Systems Inc Class A (b)	274,423	61,509,172
VSee Health Inc (b)(c)	10,095	15,243
Waystar Holding Corp (b)	123,906	5,386,194
		101,868,581
Life Sciences Tools & Services - 1.0%
10X Genomics Inc Class A (b)	198,313	2,119,966
Adaptive Biotechnologies Corp (b)	203,821	1,683,561
Agilent Technologies Inc	529,894	67,784,040
Akoya Biosciences Inc (b)(c)	40,495	66,007
Alpha Teknova Inc (b)	24,553	159,595
Applied Dna Sciences Inc (b)	26,013	3,685
Avantor Inc (b)	1,252,865	20,922,846
Azenta Inc (b)	84,791	3,698,583
Bio-Rad Laboratories Inc Class A (b)	35,411	9,389,581
Bio-Techne Corp	292,850	18,083,488
BioLife Solutions Inc (b)	65,570	1,573,680
Bionano Genomics Inc (b)(c)	2,769	11,518
Bruker Corp	203,246	9,597,276
Champions Oncology Inc (b)	12,239	125,817
Charles River Laboratories International Inc (b)	94,483	15,618,985
ChromaDex Corp (b)	95,883	540,780
Codexis Inc (b)	148,833	452,452
Conduit Pharmaceuticals Inc Class A (b)(c)	174	208
CryoPort Inc (b)	88,385	492,304
Cytek Biosciences Inc (b)	192,578	864,675
Danaher Corp	1,184,109	246,010,486
Fortrea Holdings Inc (b)	167,616	2,321,482
Harvard Bioscience Inc (b)	70,593	59,545
Illumina Inc (b)	292,300	25,938,702
Inotiv Inc (b)(c)	40,295	124,109
IQVIA Holdings Inc (b)	318,059	60,049,539
Lifecore Biomedical Inc (b)	70,711	412,952
Maravai LifeSciences Holdings Inc Class A (b)	215,119	692,683
MaxCyte Inc (United States) (b)	189,625	633,348
Medpace Holdings Inc (b)	46,950	15,367,674
Mesa Laboratories Inc	9,825	1,369,409
Mettler-Toledo International Inc (b)	38,914	49,526,626
Nautilus Biotechnology Inc Class A (b)	82,670	107,471
OmniAb Inc (b)(c)	174,167	606,101
Pacific Biosciences of California Inc (b)(c)	479,146	694,762
Personalis Inc (b)	79,498	329,122
Quanterix Corp (b)	64,932	492,834
Quantum-Si Inc Class A (b)(c)	194,141	267,915
Rapid Micro Biosystems Inc Class A (b)	28,752	87,694
Repligen Corp (b)	95,938	15,279,086
Revvity Inc	223,992	25,120,703
Seer Inc Class A (b)	82,279	172,786
Sotera Health Co (b)	281,320	3,508,060
Standard BioTools Inc (b)(c)	552,439	588,348
Thermo Fisher Scientific Inc	704,541	372,674,007
Waters Corp (b)	109,293	41,240,621
West Pharmaceutical Services Inc	133,311	30,973,478
		1,047,838,590
Pharmaceuticals - 3.1%
Aclaris Therapeutics Inc (b)	132,739	264,151
Adial Pharmaceuticals Inc (b)(c)	7,754	6,087
ALT5 Sigma Corp (b)(c)	27,295	165,135
Alto Neuroscience Inc (b)	39,004	109,211
Alumis Inc (c)	25,267	117,492
Amneal Intermediate Inc Class A (b)	274,608	2,380,851
Amphastar Pharmaceuticals Inc (b)	68,451	1,946,062
Amylyx Pharmaceuticals Inc (b)	94,750	310,780
AN2 Therapeutics Inc (b)	31,172	35,536
Anebulo Pharmaceuticals Inc (b)	14,728	17,084
ANI Pharmaceuticals Inc (b)	29,867	1,848,469
Aquestive Therapeutics Inc (b)(c)	126,382	353,870
Arvinas Inc (b)	115,755	2,048,864
Assertio Holdings Inc (b)(c)	172,108	133,539
Atea Pharmaceuticals Inc (b)	139,764	423,485
Athira Pharma Inc (b)(c)	47,882	19,665
Axsome Therapeutics Inc (b)	74,652	9,521,116
Aytu BioPharma Inc (b)	1,589	2,058
BioAge Labs Inc (c)	21,210	98,202
Biofrontera Inc (b)(c)	422	412
Biote Corp Class A (b)	40,710	177,903
Bristol-Myers Squibb Co	3,737,576	222,834,281
Cadrenal Therapeutics Inc (b)(c)	1,109	21,071
CalciMedica Inc (b)	11,756	26,098
Cara Therapeutics Inc (b)	6,793	32,471
Cassava Sciences Inc (b)(c)	80,893	194,143
cbdMD Inc (b)(c)	1,124	447
Cingulate Inc (b)(c)	1,755	7,231
Citius Pharmaceuticals Inc (b)(c)	11,655	19,231
Clearside Biomedical Inc (b)	139,556	119,976
Cocrystal Pharma Inc (b)	8,526	14,750
Cognition Therapeutics Inc (b)(c)	59,102	26,886
Collegium Pharmaceutical Inc (b)	58,326	1,694,370
Context Therapeutics Inc (b)	98,637	87,550
Contineum Therapeutics Inc Class A	10,433	73,448
Corcept Therapeutics Inc (b)	171,869	10,411,824
CorMedix Inc (b)(c)	110,486	1,144,635
Cumberland Pharmaceuticals Inc (b)(c)	18,032	87,636
Dare Bioscience Inc (b)	15,418	48,413
Durect Corp (b)	51,358	40,984
Edgewise Therapeutics Inc (b)	109,104	2,855,252
Elanco Animal Health Inc (b)	916,698	10,239,517
Eli Lilly & Co	1,451,473	1,336,269,589
Enliven Therapeutics Inc (b)(c)	55,078	1,147,275
Enliven Therapeutics Inc rights (b)(c)(d)	30,877	0
Esperion Therapeutics Inc (b)	325,169	552,787
Eton Pharmaceuticals Inc (b)	45,516	714,601
Evoke Pharma Inc (b)	41	191
Evolus Inc (b)	95,198	1,388,939
Eyenovia Inc (b)(c)	1,068	1,805
EyePoint Pharmaceuticals Inc (b)	134,160	841,183
Fulcrum Therapeutics Inc (b)	92,685	332,739
Harmony Biosciences Holdings Inc (b)	70,308	2,379,926
Harrow Inc (b)	56,490	1,586,239
Hepion Pharmaceuticals Inc (b)(c)	5,269	664
Hoth Therapeutics Inc (b)	16,172	14,810
IGC Pharma Inc (b)	99,144	28,752
Ikena Oncology Inc (b)	43,804	58,697
Impact BioMedical Inc (e)	2,449	3,869
Innoviva Inc (b)(c)	98,208	1,759,887
Intra-Cellular Therapies Inc (b)	181,814	23,308,555
Jaguar Health Inc (b)(c)	17,280	10,658
Jazz Pharmaceuticals PLC (b)	111,118	15,948,767
Johnson & Johnson	4,435,871	732,007,433
Journey Medical Corp (b)	18,046	101,599
Kiora Pharmaceuticals Inc (b)(c)	747	2,428
Ligand Pharmaceuticals Inc (b)	35,044	4,283,428
Lipocine Inc (b)	8,740	26,570
Liquidia Corp (b)	87,070	1,348,714
Lyra Therapeutics Inc (b)	59,560	12,746
MBX Biosciences Inc (c)	22,299	214,070
Merck & Co Inc	4,660,285	429,911,292
Mind Medicine MindMed Inc (b)(c)	132,098	887,699
Mira Pharmaceuticals Inc (b)(c)	21,893	21,893
Nektar Therapeutics (b)	297,598	249,982
Neumora Therapeutics Inc (b)	155,415	242,447
NRX Pharmaceuticals Inc (b)(c)	18,375	41,711
Nutriband Inc (b)(c)	9,854	71,639
Nuvation Bio Inc Class A (b)	494,990	975,130
Ocular Therapeutix Inc (b)	235,072	1,678,414
Omeros Corp (b)(c)	107,445	903,612
Optinose Inc (b)	14,747	85,680
Opus Genetics Inc (b)(c)	42,110	43,373
Opus Genetics Inc rights (b)(d)	621	0
Organon & Co	476,206	7,100,231
Pacira BioSciences Inc (b)	86,492	2,080,133
Perrigo Co PLC	251,459	7,292,311
Pfizer Inc	10,441,023	275,956,238
Phathom Pharmaceuticals Inc (b)(c)	87,559	483,326
Phibro Animal Health Corp Class A	37,140	844,564
Pliant Therapeutics Inc (b)	95,742	329,352
Prestige Consumer Healthcare Inc (b)	90,529	7,672,333
Processa Pharmaceuticals Inc (b)(c)	441	231
ProPhase Labs Inc (b)(c)	22,224	9,974
Pulmatrix Inc (b)	4,453	35,980
Rani Therapeutics Holdings Inc Class A (b)(c)	26,094	39,924
Rapport Therapeutics Inc (b)(c)	15,347	153,930
Relmada Therapeutics Inc (b)	56,071	14,578
Reviva Pharmaceuticals Holdings Inc (b)	46,937	67,589
Royalty Pharma PLC Class A	704,043	23,684,007
Satsuma Pharmaceuticals Inc rights (b)(d)	37,071	0
scPharmaceuticals Inc (b)(c)	51,688	169,537
SCYNEXIS Inc (b)(c)	67,062	69,074
Seelos Therapeutics Inc rights (b)(c)(d)	1,387	0
Septerna Inc (c)	31,041	200,835
SIGA Technologies Inc	72,872	400,067
Sonoma Pharmaceuticals Inc (b)	2,528	5,739
Supernus Pharmaceuticals Inc (b)	101,345	3,249,121
Talphera Inc (b)	15,764	9,064
Tarsus Pharmaceuticals Inc (b)	63,403	2,820,165
Telomir Pharmaceuticals Inc (b)	30,279	121,116
Terns Pharmaceuticals Inc (b)	115,971	427,933
TFF Pharmaceuticals Inc (b)(d)	4,951	322
TherapeuticsMD Inc (b)	14,835	13,648
Theravance Biopharma Inc (b)	64,132	599,634
Third Harmonic Bio Inc (b)(c)	39,561	136,485
TNF Pharmaceuticals Inc (b)(c)	1,546	646
Traws Pharma Inc (b)	7,466	24,713
Traws Pharma Inc rights (b)(d)	23,169	0
Trevi Therapeutics Inc (b)	96,912	438,042
Ventyx Biosciences Inc (b)	115,980	183,248
Verrica Pharmaceuticals Inc (b)(c)	33,832	21,960
Veru Inc (b)(c)	232,509	120,835
Viatris Inc	2,200,087	20,306,803
Virpax Pharmaceuticals Inc (b)(c)	8,756	2,101
VYNE Therapeutics Inc (b)	21,393	53,910
WaVe Life Sciences Ltd (b)	217,156	2,295,339
Xeris Biopharma Holdings Inc (b)	268,763	1,029,362
Xeris Biopharma Holdings Inc rights (b)(d)	72,002	1
Zevra Therapeutics Inc (b)	87,914	704,191
Zoetis Inc Class A	831,368	139,037,984
		3,327,626,555
TOTAL HEALTH CARE		11,523,058,151

Industrials - 9.4%
Aerospace & Defense - 2.0%
AAR Corp (b)	64,703	4,206,989
AeroVironment Inc (b)	51,932	7,770,066
AerSale Corp (b)	54,063	378,441
Air Industries Group (b)(c)	6,993	28,741
Archer Aviation Inc Class A (b)(c)	534,839	4,749,370
Astronics Corp (b)	56,030	1,121,160
Axon Enterprise Inc (b)	133,471	70,532,750
Boeing Co (b)	1,377,097	240,482,449
BWX Technologies Inc	168,291	17,497,215
Byrna Technologies Inc (b)	32,783	843,507
Cadre Holdings Inc	48,107	1,617,357
CPI Aerostructures Inc (b)	19,847	74,625
Curtiss-Wright Corp	69,785	22,447,043
Ducommun Inc (b)	27,455	1,609,412
Eve Holding Inc Class A (b)(c)	92,847	381,601
GE Aerospace	1,993,408	412,595,588
General Dynamics Corp	475,206	120,037,036
HEICO Corp	78,875	20,876,635
HEICO Corp Class A	130,913	27,905,415
Hexcel Corp	148,559	9,414,184
Howmet Aerospace Inc	748,490	102,243,734
Huntington Ingalls Industries Inc	72,327	12,699,175
Innovative Solutions And Support Inc (b)	20,506	146,413
Intuitive Machines Inc Class A (b)(c)	129,185	1,883,517
Kratos Defense & Security Solutions Inc (b)	277,776	7,330,509
L3Harris Technologies Inc	349,893	72,116,446
Leonardo DRS Inc	135,566	4,127,985
Loar Holdings Inc	32,901	2,390,916
Lockheed Martin Corp	388,497	174,967,394
Mercury Systems Inc (b)	92,732	4,118,228
Momentus Inc Class A (b)(c)	3,172	8,405
Moog Inc Class A	52,923	9,022,842
National Presto Industries Inc	9,240	940,078
Northrop Grumman Corp	252,264	116,480,379
Optex Systems Holdings Inc (b)	10,435	60,106
Park Aerospace Corp	34,813	481,464
Redwire Corp Class A (b)(c)	43,861	612,738
Rocket Lab USA Inc Class A (b)(c)	645,616	13,228,672
RTX Corp	2,451,756	326,059,030
Sidus Space Inc Class A (b)(c)	18,096	34,201
SIFCO Industries Inc (b)	3,677	11,950
Spirit AeroSystems Holdings Inc Class A (b)	215,675	7,527,058
Standardaero Inc (c)	110,603	3,122,323
Textron Inc	340,335	25,433,235
TransDigm Group Inc	103,602	141,644,654
Triumph Group Inc (b)	141,651	3,595,102
V2X Inc (b)	25,618	1,201,997
Virgin Galactic Holdings Inc Class A (b)(c)	48,238	183,304
VirTra Inc (b)	19,734	118,799
Woodward Inc	109,870	20,764,881
		2,017,125,119
Air Freight & Logistics - 0.3%
Air T Inc (b)	2,320	40,159
Air Transport Services Group Inc (b)	93,971	2,098,372
CH Robinson Worldwide Inc	217,809	22,133,751
Expeditors International of Washington Inc	258,095	30,290,029
FedEx Corp	414,282	108,914,738
Forward Air Corp Class A (b)	36,575	821,840
GXO Logistics Inc (b)	219,479	8,651,862
Hub Group Inc Class A	112,478	4,622,846
Radiant Logistics Inc (b)	84,069	568,306
United Parcel Service Inc Class B	1,346,650	160,291,750
		338,433,653
Building Products - 0.7%
A O Smith Corp	219,249	14,575,674
AAON Inc	124,245	9,542,016
Advanced Drainage Systems Inc	130,019	14,482,816
Allegion plc	159,386	20,514,572
Alpha Pro Tech Ltd (b)	18,092	97,697
American Woodmark Corp (b)	28,072	1,742,710
Apogee Enterprises Inc	40,426	1,938,022
Armstrong World Industries Inc	80,791	12,414,345
AZEK Co Inc/The Class A (b)	265,696	12,447,858
AZZ Inc	55,355	5,320,169
Builders FirstSource Inc (b)	212,364	29,516,472
Carlisle Cos Inc	83,162	28,338,283
Carrier Global Corp	1,538,153	99,672,314
CSW Industrials Inc	30,968	9,478,995
Fortune Brands Innovations Inc	228,771	14,806,059
Gibraltar Industries Inc (b)	55,775	3,664,975
Griffon Corp	73,222	5,296,879
Hayward Holdings Inc (b)	260,259	3,771,153
Insteel Industries Inc	34,658	975,276
Janus International Group Inc (b)	262,380	2,122,654
JELD-WEN Holding Inc (b)	151,790	834,845
Jewett-Cameron Trading Co Ltd (b)	1,150	5,313
Johnson Controls International plc	1,230,703	105,422,020
Lennox International Inc	59,084	35,512,438
Masco Corp	396,987	29,845,483
Masterbrand Inc (b)	233,634	3,268,540
Owens Corning	158,225	24,372,979
Quanex Building Products Corp	86,607	1,670,649
Resideo Technologies Inc (b)	272,626	5,237,145
Simpson Manufacturing Co Inc	77,477	12,737,219
Tecnoglass Inc	40,784	3,004,149
Trane Technologies PLC	414,233	146,514,213
Trex Co Inc (b)	197,617	12,190,993
UFP Industries Inc	112,479	12,035,253
Zurn Elkay Water Solutions Corp	261,451	9,263,209
		692,633,387
Commercial Services & Supplies - 0.6%
ABM Industries Inc	114,914	6,243,278
ACCO Brands Corp	173,968	812,431
Acme United Corp	5,659	221,210
ACV Auctions Inc Class A (b)	291,858	4,687,239
American Rebel Holdings Inc (b)(c)	2,795	1,926
Aqua Metals Inc (b)(c)	11,437	22,531
Bitcoin Depot Inc Class A (b)(c)	14,963	16,459
Brady Corp Class A	81,393	5,898,551
Bridger Aerospace Group Holdings Inc (b)	40,706	71,643
BrightView Holdings Inc (b)	105,244	1,412,374
Brink's Co/The	80,088	7,531,476
Casella Waste Systems Inc Class A (b)	115,422	12,929,572
CECO Environmental Corp (b)	52,052	1,295,054
Cintas Corp	630,809	130,892,868
Clean Harbors Inc (b)	93,189	19,900,511
CompX International Inc Class A	2,735	64,984
Copart Inc (b)	1,615,578	88,533,674
CoreCivic Inc (b)	201,725	3,784,361
Deluxe Corp	81,270	1,337,704
Driven Brands Holdings Inc (b)	106,262	1,862,773
DSS Inc (b)	1,684	1,515
Ennis Inc	46,644	988,853
Enviri Corp (b)	145,587	946,316
Fuel Tech Inc (b)	36,400	36,036
GEO Group Inc/The (b)	250,251	6,846,867
Greenwave Technology Solutions Inc (b)(c)	18,040	4,690
Healthcare Services Group Inc (b)	132,348	1,389,654
HNI Corp	90,444	4,213,786
Interface Inc	107,960	2,184,031
Knightscope Inc Class A (b)(c)	4,898	30,857
LanzaTech Global Inc Class A (b)(c)	146,855	117,322
Liquidity Services Inc (b)	40,475	1,355,103
Matthews International Corp Class A	55,177	1,375,011
MillerKnoll Inc	126,493	2,719,600
Mobile Infrastructure Corp Class A (b)	66,775	244,397
Montrose Environmental Group Inc (b)	59,997	1,165,742
MSA Safety Inc	72,346	11,843,040
NL Industries Inc	14,642	100,591
Odyssey Marine Exploration Inc (b)(c)	49,322	20,617
OPENLANE Inc (b)	194,944	4,347,251
Perma-Fix Environmental Services Inc (b)(c)	26,151	210,254
Pitney Bowes Inc	295,734	3,202,799
Pursuit Attractions and Hospitality Inc (b)	39,203	1,556,359
Quad/Graphics Inc Class A	55,823	350,568
Quest Resource Holding Corp (b)	25,767	117,755
Republic Services Inc	374,870	88,851,687
Rollins Inc	517,753	27,125,080
Royalty Management Holding Corp Class A (b)(c)	14,738	15,033
Steelcase Inc Class A	174,859	2,126,285
Team Inc (b)	8,182	134,021
Tetra Tech Inc	493,146	14,394,932
TOMI Environmental Solutions Inc (b)	12,577	11,195
UniFirst Corp/MA	27,457	5,901,058
Veralto Corp	455,786	45,469,211
Vestis Corp	212,362	2,516,490
Virco Mfg. Corp	18,131	186,387
VSE Corp	33,088	3,920,928
Waste Management Inc	672,442	156,531,049
		680,072,989
Construction & Engineering - 0.3%
AECOM	246,665	24,678,833
Ameresco Inc Class A (b)	58,617	691,681
API Group Corp (b)	446,495	17,533,859
Arcosa Inc	89,298	7,490,316
Argan Inc	24,210	3,156,258
Bowman Consulting Group Ltd (b)	26,640	551,448
Centuri Holdings Inc (c)	22,321	387,269
Comfort Systems USA Inc	65,376	23,753,062
Concrete Pumping Holdings Inc	45,300	296,262
Construction Partners Inc Class A (b)	85,700	6,218,392
Dycom Industries Inc (b)	53,409	8,751,599
EMCOR Group Inc	84,633	34,607,280
Everus Construction Group Inc	94,452	3,929,203
Fluor Corp (b)	316,539	12,037,978
Granite Construction Inc	81,246	6,709,295
Great Lakes Dredge & Dock Corp (b)	124,519	1,057,166
IES Holdings Inc (b)	15,479	2,760,370
INNOVATE Corp (b)(c)	23,567	214,931
Limbach Holdings Inc (b)	18,747	1,556,001
MasTec Inc (b)	113,697	14,847,691
Matrix Service Co (b)	43,742	545,900
MYR Group Inc (b)	29,685	3,642,943
Northwest Pipe Co (b)	17,752	782,331
Orion Group Holdings Inc (b)	63,972	455,481
Primoris Services Corp	100,345	7,198,750
Quanta Services Inc	272,056	70,633,899
Shimmick Corp (b)	8,257	17,092
Southland Holdings Inc (b)	13,302	43,897
Sterling Infrastructure Inc (b)	56,902	7,238,503
Tutor Perini Corp (b)	79,902	2,348,320
Valmont Industries Inc	36,848	12,836,738
WillScot Holdings Corp	340,820	11,230,019
		288,202,767
Electrical Equipment - 0.8%
374Water Inc (b)	130,291	44,703
Acuity Brands Inc	56,231	16,707,917
Advent Technologies Holdings Inc (b)(c)	2,478	12,489
Allient Inc	26,757	665,714
American Superconductor Corp (b)	71,858	1,631,895
AMETEK Inc	426,254	80,689,882
Amprius Technologies Inc (b)	73,962	188,603
Array Technologies Inc (b)(c)	266,076	1,404,881
Atkore Inc	66,737	4,104,326
Babcock & Wilcox Enterprises Inc (b)	112,697	121,713
Beam Global (b)(c)	24,849	59,141
Blink Charging Co (b)(c)	182,805	186,461
Bloom Energy Corp Class A (b)(c)	367,485	8,826,990
Broadwind Inc (b)	37,043	58,158
ChargePoint Holdings Inc Class A (b)(c)	703,776	468,644
Complete Solaria Inc Class A (b)(c)	46,251	67,989
ConnectM Technology Solutions Inc Class A (b)(c)	32,649	23,178
Dragonfly Energy Holdings Corp (b)	3,584	6,809
Eaton Corp PLC	727,207	213,304,357
Emerson Electric Co	1,049,774	127,663,016
Energous Corp (b)(c)	8,359	2,997
Energy Focus Inc (b)	160	349
Energy Vault Holdings Inc Class A (b)(c)	178,063	242,166
EnerSys	73,291	7,438,304
Enovix Corp Class B (b)(c)	298,263	2,660,506
Eos Energy Enterprises Inc (b)(c)	396,876	1,734,348
Espey Mfg. & Electronics Corp	4,771	127,958
ESS Tech Inc Class A (b)(c)	10,687	38,580
Fluence Energy Inc Class A (b)(c)	112,421	643,048
Flux Power Holdings Inc (b)	20,377	26,083
FTC Solar Inc (b)(c)	13,010	41,112
FuelCell Energy Inc (b)(c)	38,241	220,651
GE Vernova Inc	507,500	170,103,850
Generac Holdings Inc (b)	109,637	14,927,078
GrafTech International Ltd (b)	345,781	404,564
Hubbell Inc	98,803	36,714,207
Hyliion Holdings Corp Class A (b)	222,594	376,184
Ideal Power Inc (b)	13,217	76,526
KULR Technology Group Inc (b)(c)	311,769	424,006
LSI Industries Inc	47,361	875,705
NeoVolta Inc (b)(c)	51,116	188,618
Net Power Inc Class A (b)(c)	66,127	479,421
NEXTracker Inc Class A (b)	265,741	11,697,919
NuScale Power Corp Class A (b)(c)	166,255	2,857,923
nVent Electric PLC	303,026	18,284,589
Ocean Power Technologies Inc (b)	174,142	104,172
Orion Energy Systems Inc (b)	45,292	40,763
Pioneer Power Solutions Inc	15,413	53,946
Plug Power Inc (b)(c)	1,567,149	2,523,110
Polar Power Inc (b)	1,011	2,810
Powell Industries Inc	17,239	2,925,631
Preformed Line Products Co	5,208	678,498
Regal Rexnord Corp	121,907	15,774,766
Rockwell Automation Inc	208,120	59,761,658
Sensata Technologies Holding PLC	278,036	8,021,339
Servotronics Inc (b)	3,252	34,471
SES AI Corp Class A (b)(c)	280,730	186,236
Shoals Technologies Group Inc (b)	303,647	920,050
SKYX Platforms Corp (b)(c)	127,565	179,867
SolarMax Technology Inc (b)	8,645	10,027
Solidion Technology Inc Class A (b)(c)	90,087	30,359
Stardust Power Inc Class A (b)(c)	14,928	11,116
Stem Inc Class A (b)(c)	287,209	123,328
SUNation Energy Inc rights (b)(d)	760	0
Sunrun Inc (b)(c)	411,836	2,985,811
Thermon Group Holdings Inc (b)	63,832	1,883,044
Tigo Energy Inc (b)	40,703	36,226
TPI Composites Inc (b)(c)	70,650	79,835
Ultralife Corp (b)	19,462	122,027
Vertiv Holdings Co Class A	691,989	65,856,593
Vicor Corp (b)	42,503	2,691,715
Westwater Resources Inc (b)	89,320	64,301
Zeo Energy Corp Class A (b)	12,861	26,751
		891,952,008
Ground Transportation - 0.9%
ArcBest Corp	42,736	3,366,315
Avis Budget Group Inc (b)(c)	31,264	2,470,169
Covenant Logistics Group Inc Class A	28,421	715,357
CSX Corp	3,552,711	113,722,279
Ftai Infrastructure Inc	216,700	1,265,528
Heartland Express Inc	78,643	811,596
Hertz Global Holdings Inc (b)(c)	219,917	917,054
JB Hunt Transport Services Inc	147,015	23,697,348
Knight-Swift Transportation Holdings Inc	299,406	15,102,039
Landstar System Inc	64,906	10,307,073
Lyft Inc Class A (b)	670,989	8,950,993
Marten Transport Ltd	103,623	1,525,331
Norfolk Southern Corp	416,986	102,474,310
Old Dominion Freight Line Inc	345,990	61,067,235
PAMT CORP (b)	11,139	144,917
Proficient Auto Logistics Inc	27,831	291,111
RXO Inc (b)	257,218	5,265,252
Ryder System Inc	77,697	12,778,826
Saia Inc (b)	49,110	20,107,598
Schneider National Inc Class B	87,954	2,320,227
U-Haul Holding Co (b)	22,028	1,525,439
U-Haul Holding Co Class N	180,694	11,121,716
Uber Technologies Inc (b)	3,878,505	294,805,165
Union Pacific Corp	1,116,348	275,391,888
Universal Logistics Holdings Inc	12,537	341,006
Werner Enterprises Inc	114,976	3,743,619
XPO Inc (b)	214,344	26,355,738
		1,000,585,129
Industrial Conglomerates - 0.4%
3M Co	1,003,375	155,643,530
Honeywell International Inc	1,197,468	254,928,963
		410,572,493
Machinery - 1.8%
3D Systems Corp (b)	240,644	815,783
AGCO Corp	114,786	11,130,798
AgEagle Aerial Systems Inc (b)	93	135
Agrify Corp (b)	1,284	24,074
AirJoule Technologies Corp Class A (b)(c)	37,386	299,462
Alamo Group Inc	19,107	3,343,343
Albany International Corp Class A	57,443	4,398,411
Allison Transmission Holdings Inc	159,166	16,195,141
Astec Industries Inc	41,241	1,467,355
Atmus Filtration Technologies Inc	153,152	6,095,450
Blue Bird Corp (b)	59,464	2,089,565
Caterpillar Inc	889,043	305,786,340
Chart Industries Inc (b)	77,487	14,765,148
ClearSign Technologies Corp (b)	103,385	78,449
CNH Industrial NV Class A	1,617,231	20,829,935
Columbus McKinnon Corp/NY	52,081	907,772
Commercial Vehicle Group Inc (b)	50,533	105,109
Crane Co	90,374	14,730,058
Cummins Inc	252,807	93,078,481
Deere & Co	468,611	225,303,483
Desktop Metal Inc (b)(c)	44,303	101,011
Donaldson Co Inc	220,846	15,258,250
Douglas Dynamics Inc	41,901	1,133,003
Dover Corp	252,388	50,167,163
Eastern Co/The	10,630	298,703
Energy Recovery Inc (b)	104,481	1,563,036
Enerpac Tool Group Corp Class A	99,151	4,587,717
Enpro Inc	38,382	6,988,595
Esab Corp	105,254	13,188,326
ESCO Technologies Inc	47,994	7,913,251
Federal Signal Corp	112,641	9,155,460
Flowserve Corp	241,349	13,283,849
Fortive Corp	638,717	50,803,550
Franklin Electric Co Inc	71,872	7,341,725
FreightCar America Inc (b)	25,617	207,754
Gates Industrial Corp PLC (b)	418,939	9,065,840
Gencor Industries Inc (b)	19,133	249,494
Gorman-Rupp Co/The	37,471	1,429,144
Graco Inc	311,085	27,086,171
Graham Corp (b)	19,277	652,141
Greenbrier Cos Inc/The	57,195	3,214,359
Helios Technologies Inc	61,495	2,425,978
Hillenbrand Inc	130,387	3,898,571
Hillman Solutions Corp Class A (b)	370,645	3,617,495
Hurco Cos Inc	11,238	200,711
Hydrofarm Holdings Group Inc (b)	8,349	41,328
Hyster-Yale Inc Class A	19,824	1,007,456
Hyzon Motors Inc Class A (b)(c)(d)	3,038	1,924
IDEX Corp	140,215	27,247,981
Illinois Tool Works Inc	494,537	130,547,877
Ingersoll Rand Inc	743,819	63,060,975
ITT Inc	149,741	21,149,419
JBT Marel Corp	86,191	11,377,212
Kadant Inc	21,582	8,082,027
Kennametal Inc	143,577	3,177,359
L B Foster Co Class A (b)	18,177	498,959
Laser Photonics Corp (b)(c)	10,823	38,855
Lincoln Electric Holdings Inc	104,313	21,560,454
Lindsay Corp	20,306	2,682,829
LiqTech International Inc (b)	4,574	7,043
Manitowoc Co Inc/The (b)	63,092	653,002
Markforged Holding Corp Class A (b)	22,384	56,855
Mayville Engineering Co Inc (b)	22,141	331,008
Microvast Holdings Inc (b)(c)	377,529	615,372
Middleby Corp/The (b)	99,589	16,473,016
Miller Industries Inc/TN	20,941	1,212,903
Mueller Industries Inc	209,425	16,791,697
Mueller Water Products Inc Class A1	287,015	7,393,506
Nauticus Robotics Inc (b)(c)	5,037	4,850
Nephros Inc (b)	8,136	12,284
NN Inc (b)	81,661	249,066
Nordson Corp	100,168	21,064,329
Omega Flex Inc	6,437	229,222
Oshkosh Corp	120,821	12,359,988
Otis Worldwide Corp	736,356	73,473,602
PACCAR Inc	966,477	103,644,993
Palladyne AI Corp Class A (b)(c)	34,164	217,796
Park-Ohio Holdings Corp	14,714	356,079
Parker-Hannifin Corp	236,905	158,373,362
Pentair PLC	302,863	28,529,695
Perma-Pipe International Holdings Inc (b)	13,790	184,924
Proto Labs Inc (b)	45,229	1,803,733
RBC Bearings Inc (b)	57,495	20,652,204
REV Group Inc	96,307	2,937,364
Richtech Robotics Inc Class B (b)(c)	75,412	141,775
Shyft Group Inc/The	56,723	568,364
Snap-on Inc	96,733	33,002,398
SPX Technologies Inc (b)	85,078	12,391,611
Standex International Corp	22,843	4,248,341
Stanley Black & Decker Inc	284,886	24,651,186
Symbotic Inc Class A (b)(c)	69,882	1,586,321
Taylor Devices Inc (b)	5,762	193,430
TechPrecision Corp (b)	16,249	46,635
Tennant CO	34,778	3,010,384
Terex Corp	123,030	5,007,321
Timken Co/The	118,127	9,568,287
Titan International Inc (b)	87,967	749,479
Toro Co/The	189,038	15,162,738
Trinity Industries Inc	150,566	4,681,097
Twin Disc Inc	18,678	161,004
Urban-Gro Inc (b)(c)	10,932	9,040
Wabash National Corp	78,845	923,275
Watts Water Technologies Inc Class A	50,241	10,780,714
Westinghouse Air Brake Technologies Corp	317,015	58,761,900
Worthington Enterprises Inc	56,633	2,378,020
Xos Inc (b)(c)	3,534	16,043
Xylem Inc/NY	448,501	58,704,296
		1,960,121,796
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd	79,266	1,131,918
Kirby Corp (b)	105,835	11,030,124
Lakeside Holding Ltd	1,061	1,888
Matson Inc	61,253	8,824,720
Pangaea Logistics Solutions Ltd	61,721	316,012
		21,304,662
Passenger Airlines - 0.2%
Alaska Air Group Inc (b)	234,499	16,949,588
Allegiant Travel Co	27,339	2,009,417
American Airlines Group Inc (b)	1,212,521	17,399,676
Blade Air Mobility Inc (b)	107,442	363,154
Delta Air Lines Inc	1,181,789	71,049,155
flyExclusive Inc Class A (b)	4,370	14,814
Frontier Group Holdings Inc (b)(c)	151,799	1,092,953
JetBlue Airways Corp (b)	549,625	3,583,555
Joby Aviation Inc Class A (b)(c)	888,377	6,218,639
Mesa Air Group Inc (b)	67,644	77,114
SkyWest Inc (b)	74,065	7,325,769
Southwest Airlines Co	1,104,706	34,312,168
Sun Country Airlines Holdings Inc (b)	70,710	1,139,138
Surf Air Mobility Inc (b)(c)	14,823	50,843
United Airlines Holdings Inc (b)	606,032	56,851,862
Wheels Up Experience Inc Class A (b)(c)	163,188	197,457
		218,635,302
Professional Services - 0.9%
Alight Inc Class A	840,990	5,743,962
Amentum Holdings Inc	231,508	4,546,817
Asure Software Inc (b)	45,506	477,358
Automatic Data Processing Inc	750,626	236,582,303
Barrett Business Services Inc	46,507	1,871,907
BGSF Inc	16,831	82,472
BlackSky Technology Inc Class A (b)(c)	49,107	710,578
Booz Allen Hamilton Holding Corp Class A	235,805	25,009,478
Broadridge Financial Solutions Inc	215,419	51,963,371
CACI International Inc (b)	41,381	13,856,428
Cbiz Inc (b)	92,052	7,195,705
Clarivate PLC (b)(c)	823,318	3,532,034
Concentrix Corp (c)	86,187	3,892,205
Conduent Inc (b)	270,656	958,122
CRA International Inc	12,261	2,368,212
CSG Systems International Inc	50,647	3,256,602
Dayforce Inc (b)(c)	290,561	18,011,876
DLH Holdings Corp (b)	21,101	106,771
Dun & Bradstreet Holdings Inc	568,052	5,152,232
Equifax Inc	228,218	55,959,054
ExlService Holdings Inc (b)	297,287	14,403,555
Exponent Inc	93,485	7,914,440
Falcon's Beyond Global Inc Class A (c)	8,982	70,418
First Advantage Corp (b)(c)	116,953	1,749,617
FiscalNote Holdings Inc Class A (b)	143,777	176,846
Forrester Research Inc (b)	20,951	232,137
Franklin Covey Co (b)	20,224	646,764
FTI Consulting Inc (b)	65,041	10,770,790
GEE Group Inc (b)	142,881	31,861
Genpact Ltd	298,013	15,860,252
Heidrick & Struggles International Inc	37,913	1,554,054
HireQuest Inc	10,606	160,787
Hudson Global Inc (b)	3,736	41,095
Huron Consulting Group Inc (b)	31,279	4,768,796
ICF International Inc	34,949	2,770,058
Innodata Inc (b)(c)	46,763	2,465,345
Insperity Inc	66,250	5,828,013
Jacobs Solutions Inc	228,947	29,330,400
KBR Inc	244,517	11,988,669
Kelly Services Inc Class A	58,104	782,661
Kforce Inc	31,625	1,585,045
Korn Ferry	95,481	6,268,328
Legalzoom.com Inc (b)	196,867	2,000,169
Leidos Holdings Inc	245,666	31,929,210
ManpowerGroup Inc	88,312	5,089,421
Mastech Digital Inc (b)	9,253	97,434
Maximus Inc	111,233	7,252,392
Mistras Group Inc (b)	35,838	352,646
Nixxy Inc (b)(c)	24,573	39,562
NV5 Global Inc (b)	93,261	1,683,361
Parsons Corp (b)	86,233	5,020,485
Paychex Inc	590,226	89,519,577
Paycom Software Inc	89,557	19,655,075
Paycor HCM Inc (b)	147,784	3,300,017
Paylocity Holding Corp (b)	79,876	16,317,868
Planet Labs PBC Class A (b)	391,811	1,810,167
Professional Diversity Network Inc (b)	9,613	2,883
Rcm Technologies Inc (b)	8,989	168,094
Resolute Holdings Management Inc	4,606	215,653
Resources Connection Inc	58,831	428,290
Robert Half Inc	186,522	11,021,585
Science Applications International Corp	91,415	9,030,888
Skillsoft Corp Class A (b)	8,217	212,656
Spire Global Inc Class A (b)(c)	41,309	471,336
SS&C Technologies Holdings Inc	397,580	35,404,499
TransUnion	359,223	33,202,982
TriNet Group Inc	56,536	4,167,269
TrueBlue Inc (b)	55,327	347,454
TTEC Holdings Inc	35,171	118,878
UL Solutions Inc Class A	113,391	6,031,267
Upwork Inc (b)	232,830	3,708,982
Verisk Analytics Inc	259,991	77,193,928
Verra Mobility Corp Class A (b)	307,286	7,033,777
Where Food Comes From Inc (b)	2,768	34,295
Willdan Group Inc (b)	24,002	784,865
		934,324,383
Trading Companies & Distributors - 0.5%
Air Lease Corp Class A	190,462	9,126,939
Alta Equipment Group Inc Class A (c)	37,589	205,988
Applied Industrial Technologies Inc	70,955	17,779,904
Beacon Roofing Supply Inc (b)	114,272	13,189,274
BlueLinx Holdings Inc (b)	16,386	1,300,557
Boise Cascade Co	70,838	7,343,067
Core & Main Inc Class A (b)	354,068	18,061,009
Custom Truck One Source Inc Class A (b)(c)	98,628	436,922
Distribution Solutions Group Inc (b)	17,018	501,691
DNOW Inc (b)	196,076	3,133,294
DXP Enterprises Inc/TX (b)	23,454	2,121,883
EVI Industries Inc	9,882	171,156
Fastenal Co	1,055,500	79,933,015
Ferguson Enterprises Inc	369,367	65,562,643
FTAI Aviation Ltd	189,130	24,342,922
GATX Corp	65,707	10,976,354
Global Industrial Co	24,353	571,078
GMS Inc (b)	72,745	5,791,229
H&E Equipment Services Inc	57,719	5,535,252
Herc Holdings Inc	52,371	7,514,191
Hudson Technologies Inc (b)	71,246	410,377
iPower Inc (b)	26,747	15,914
Karat Packaging Inc	12,581	376,298
McGrath RentCorp	45,394	5,538,068
Mrc Global Inc (b)	156,620	1,906,065
MSC Industrial Direct Co Inc Class A	82,950	6,665,862
Rush Enterprises Inc Class A	123,875	7,224,390
Rush Enterprises Inc Class B	5,665	322,565
SiteOne Landscape Supply Inc (b)	83,744	10,577,705
Titan Machinery Inc (b)(c)	36,516	627,710
Transcat Inc (b)	17,660	1,404,323
United Rentals Inc	120,622	77,477,923
Watsco Inc	64,274	32,415,306
Wesco International Inc	82,440	14,877,947
Willis Lease Finance Corp	5,283	1,068,487
WW Grainger Inc	81,524	83,253,125
Xometry Inc Class A (b)	81,596	2,229,203
		519,989,636
Transportation Infrastructure - 0.0%
Singularity Future Technology Ltd (b)(c)	5,426	4,345
Sky Harbour Group Corp Class A (b)(c)	33,585	370,443
		374,788
TOTAL INDUSTRIALS		9,974,328,112

Information Technology - 28.5%
Communications Equipment - 0.8%
Actelis Networks Inc (b)(c)	8,133	8,100
ADTRAN Holdings Inc (b)	127,902	1,351,924
Applied Optoelectronics Inc (b)(c)	78,623	1,718,699
Arista Networks Inc	1,901,979	176,979,146
Aviat Networks Inc (b)	20,465	428,332
BK Technologies Corp (b)	5,529	168,635
Calix Inc (b)	108,058	4,000,307
Cambium Networks Corp (b)	18,981	15,570
Ciena Corp (b)	266,591	21,212,646
Cisco Systems Inc	7,340,781	470,617,470
Clearfield Inc (b)	21,570	699,084
ClearOne Inc	23,778	12,293
CommScope Holding Co Inc (b)	397,619	2,524,881
Comtech Telecommunications Corp (b)	50,493	85,838
Digi International Inc (b)	69,192	2,113,124
EMCORE Corp (b)	13,337	41,345
Extreme Networks Inc (b)	252,147	3,895,671
F5 Inc (b)	106,834	31,241,467
Franklin Wireless Corp (b)	19,621	135,777
Genasys Inc (b)	82,603	223,854
Harmonic Inc (b)	216,034	2,227,311
Infinera Corp (b)(c)	384,038	2,553,853
Inseego Corp (b)(c)	21,166	222,666
Juniper Networks Inc	609,917	22,078,995
KVH Industries Inc (b)	20,929	122,016
Lantronix Inc (b)	56,047	143,480
Lumentum Holdings Inc (b)	127,331	8,955,189
Motorola Solutions Inc	307,740	135,473,303
Netgear Inc (b)	54,015	1,420,595
NetScout Systems Inc (b)	133,317	2,998,299
Network-1 Technologies Inc	15,146	20,901
Ondas Holdings Inc (b)	127,372	125,372
Optical Cable Corp (b)	18,567	75,011
Ribbon Communications Inc (b)	163,467	771,564
Ubiquiti Inc	7,738	2,643,997
Viasat Inc (b)(c)	156,046	1,363,842
Viavi Solutions Inc (b)	408,359	4,565,454
		903,236,011
Electronic Equipment, Instruments & Components - 0.7%
908 Devices Inc (b)	47,607	106,640
Advanced Energy Industries Inc	68,999	7,946,615
Aeva Technologies Inc (b)	60,317	215,935
AEye Inc Class A (b)(c)	11,439	7,205
Airgain Inc (b)	19,336	112,149
Amphenol Corp Class A	2,221,945	147,981,537
AmpliTech Group Inc (b)	23,749	39,186
Arlo Technologies Inc (b)	186,924	2,687,967
Arrow Electronics Inc (b)	96,723	10,452,855
Astrotech Corp (b)	4,038	26,409
Avnet Inc	159,737	8,073,108
Badger Meter Inc	54,606	11,485,280
Bel Fuse Inc Class A	2,963	241,514
Bel Fuse Inc Class B	20,139	1,689,864
Belden Inc	74,064	8,149,262
Benchmark Electronics Inc	65,770	2,628,169
CDW Corp/DE	246,030	43,842,546
Climb Global Solutions Inc	6,942	851,020
Coda Octopus Group Inc (b)	9,119	69,852
Cognex Corp	319,047	10,464,742
Coherent Corp (b)	284,577	21,397,345
Corning Inc	1,421,629	71,294,694
CPS Technologies Corp (b)	12,397	19,711
Crane NXT Co	90,899	5,073,982
CTS Corp	54,748	2,445,046
Daktronics Inc (b)	74,611	1,138,564
Data I/O Corp (b)	19,891	55,894
Digital Ally Inc (b)	3,677	280
ePlus Inc (b)	48,899	3,148,118
Evolv Technologies Holdings Inc Class A (b)(c)	195,611	692,463
FARO Technologies Inc (b)	35,546	1,136,050
Flex Ltd (b)	713,643	27,039,933
Focus Universal Inc (b)(c)	4,563	18,526
Frequency Electronics Inc	15,855	249,716
Identiv Inc (b)	41,503	152,316
Insight Enterprises Inc (b)	50,223	7,728,315
Interlink Electronics Inc	5,707	39,321
IPG Photonics Corp (b)	49,406	2,874,935
Itron Inc (b)	83,181	9,057,579
Jabil Inc	208,118	32,241,641
Key Tronic Corp (b)	14,017	42,892
Keysight Technologies Inc (b)	319,516	50,972,387
Kimball Electronics Inc (b)	44,574	803,223
Knowles Corp (b)	159,952	2,653,604
LGL Group Inc/The (b)	1,469	10,063
LightPath Technologies Inc Class A (b)	72,480	165,254
Lightwave Logic Inc (b)(c)	219,538	265,641
Littelfuse Inc	45,885	10,650,367
M-Tron Industries Inc (b)	4,312	170,583
Methode Electronics Inc	63,395	691,006
MicroVision Inc (b)(c)	390,068	565,599
Mirion Technologies Inc Class A (b)	343,131	5,328,824
MultiSensor AI Holdings Inc (b)(c)	25,819	32,016
Napco Security Technologies Inc	66,944	1,644,145
Neonode Inc (b)(c)	24,150	209,139
nLight Inc (b)	87,040	798,157
Nortech Systems Inc (b)	192	1,932
Novanta Inc (b)	66,316	9,591,946
OSI Systems Inc (b)	28,688	5,915,752
Ouster Inc Class A (b)	78,956	651,387
PAR Technology Corp (b)(c)	66,423	4,563,924
PC Connection Inc	23,051	1,470,654
Plexus Corp (b)	50,299	6,685,743
Powerfleet Inc NJ (b)	217,348	1,532,303
Red Cat Holdings Inc (b)(c)	98,925	613,335
Research Frontiers Inc (b)	56,273	75,969
RF Industries Ltd (b)	11,756	51,491
Richardson Electronics Ltd/United States	23,177	305,936
Rogers Corp (b)	31,276	2,500,203
Sanmina Corp (b)	100,349	8,220,590
ScanSource Inc (b)	41,237	1,509,687
SigmaTron International Inc (b)	7,949	10,890
SmartRent Inc Class A (b)	325,543	403,673
Sobr Safe Inc (b)	157	118
Sono-Tek Corp (b)	20,507	75,876
Syntec Optics Holdings Inc Class A (b)	12,042	16,016
Taitron Components Inc Class A	2,875	7,533
TD SYNNEX Corp	139,327	19,156,069
Teledyne Technologies Inc (b)	85,860	44,219,617
Trimble Inc (b)	449,674	32,367,535
TTM Technologies Inc (b)	188,554	4,546,037
VerifyMe Inc (b)	25,913	25,395
Vishay Intertechnology Inc	210,161	3,602,160
Vishay Precision Group Inc (b)	21,922	516,044
Vontier Corp	276,160	10,314,576
Vuzix Corp (b)(c)	124,528	368,603
Wrap Technologies Inc (b)(c)	53,153	116,405
Zebra Technologies Corp Class A (b)	95,015	29,934,476
		707,251,059
IT Services - 1.0%
Akamai Technologies Inc (b)	276,713	22,325,205
Applied Digital Corp (b)(c)	315,155	2,521,240
ASGN Inc (b)	81,221	5,472,671
Backblaze Inc Class A (b)	67,024	438,337
BigBear.ai Holdings Inc (b)(c)	176,946	913,041
BigCommerce Holdings Inc (b)	117,225	829,953
Brand Engagement Network Inc Class A (b)(c)	7,944	3,090
Castellum Inc (b)(c)	55,019	59,421
CISO Global Inc (b)	4,468	5,049
Cloudflare Inc Class A (b)	563,153	81,826,131
Cognizant Technology Solutions Corp Class A	913,986	76,162,453
Couchbase Inc (b)	78,725	1,389,496
Crexendo Inc (b)	22,809	141,416
CSP Inc	11,415	188,918
Data Storage Corp (b)	10,205	40,514
DigitalOcean Holdings Inc (b)	117,443	5,032,433
DXC Technology Co (b)	333,637	6,128,912
EPAM Systems Inc (b)	104,463	21,534,003
Fastly Inc Class A (b)	235,286	1,602,298
Gartner Inc (b)	141,957	70,740,012
Glimpse Group Inc/The (b)	26,642	34,368
GoDaddy Inc Class A (b)	258,693	46,435,394
Grid Dynamics Holdings Inc (b)	118,366	2,227,648
Hackett Group Inc/The	45,521	1,382,928
IBM Corporation	1,703,195	429,954,546
Information Services Group Inc	67,848	212,364
Kyndryl Holdings Inc (b)	427,526	16,280,190
MongoDB Inc Class A (b)	136,039	36,380,910
Okta Inc Class A (b)	299,978	27,145,009
Rackspace Technology Inc (b)	139,730	331,160
Research Solutions Inc/CA (b)	46,110	137,408
Snowflake Inc Class A (b)	617,343	109,331,445
TSS Inc/MD (b)(c)	24,345	265,117
Tucows Inc Class A (b)(c)	18,481	367,217
Twilio Inc Class A (b)	282,504	33,880,705
Unisys Corp (b)	126,538	545,379
VeriSign Inc (b)	152,191	36,203,195
WidePoint Corp (b)	14,203	53,829
		1,038,523,405
Semiconductors & Semiconductor Equipment - 9.5%
ACM Research Inc Class A (b)	89,898	2,331,954
Advanced Micro Devices Inc (b)	2,989,040	298,485,534
Aehr Test Systems (b)(c)	52,694	507,970
Alpha & Omega Semiconductor Ltd (b)	44,141	1,336,589
Ambarella Inc (b)	71,464	4,390,034
Amkor Technology Inc	209,475	4,419,923
Amtech Systems Inc (b)	21,041	103,943
Analog Devices Inc	914,541	210,399,302
Applied Materials Inc	1,518,336	240,003,372
Ascent Solar Technologies Inc (b)	2,280	4,469
Astera Labs Inc (b)	38,247	2,843,664
Atomera Inc (b)(c)	52,981	310,998
Axcelis Technologies Inc (b)	59,677	3,269,703
AXT Inc (b)	72,552	116,083
Broadcom Inc	8,603,654	1,715,826,717
CEVA Inc (b)	43,027	1,474,105
Cirrus Logic Inc (b)	97,848	10,196,740
Cohu Inc (b)	84,143	1,654,251
Credo Technology Group Holding Ltd (b)	262,639	14,492,420
CVD Equipment Corp (b)	12,554	37,662
Datavault AI Inc (b)(c)	9,355	8,557
Diodes Inc (b)	84,875	4,191,128
Enphase Energy Inc (b)	248,727	14,259,519
Entegris Inc	278,567	28,196,552
Everspin Technologies Inc (b)(c)	35,219	198,635
First Solar Inc (b)	197,398	26,881,660
FormFactor Inc (b)	144,318	4,805,789
GCT Semiconductor Holding Inc Class A (b)(c)	64,176	123,218
GSI Technology Inc (b)	34,193	97,792
Ichor Holdings Ltd (b)	64,551	1,890,699
Impinj Inc (b)	42,061	4,065,616
Intel Corp	7,944,805	188,530,223
inTEST Corp (b)	21,238	177,337
KLA Corp	246,287	174,578,077
Kopin Corp (b)	261,374	360,696
Lam Research Corp	2,369,627	181,845,176
Lattice Semiconductor Corp (b)	254,510	15,866,153
MACOM Technology Solutions Holdings Inc (b)	106,713	12,342,426
Marvell Technology Inc	1,595,394	146,489,077
MaxLinear Inc Class A (b)	140,164	2,047,796
Microchip Technology Inc	989,878	58,264,219
Micron Technology Inc	2,042,086	191,200,512
MKS Instruments Inc	123,742	11,361,990
Mobix Labs Inc Class A (b)	42,136	48,456
Monolithic Power Systems Inc	89,855	54,902,304
Navitas Semiconductor Corp Class A (b)(c)	240,991	588,018
NVE Corp	8,871	610,680
NVIDIA Corp	45,187,181	5,644,782,651
ON Semiconductor Corp (b)	785,681	36,966,291
Onto Innovation Inc (b)	91,002	13,255,351
PDF Solutions Inc (b)	56,015	1,261,458
Penguin Solutions Inc (b)	98,955	1,972,173
Peraso Inc (b)	4,399	3,713
Photronics Inc (b)	117,202	2,442,490
Pixelworks Inc (b)	93,920	69,341
Power Integrations Inc	104,509	6,354,147
Qorvo Inc (b)	174,159	12,659,618
QUALCOMM Inc	2,046,256	321,610,056
QuickLogic Corp (b)(c)	25,386	156,124
Rambus Inc (b)	196,743	10,995,966
Rigetti Computing Inc Class A (b)(c)	292,431	2,473,966
Semtech Corp (b)	154,759	5,910,246
Silicon Laboratories Inc (b)	60,046	8,424,454
SiTime Corp (b)	35,016	5,432,732
SkyWater Technology Inc (b)(c)	40,367	376,624
Skyworks Solutions Inc	294,512	19,632,170
SolarEdge Technologies Inc (b)(c)	110,281	1,818,534
Synaptics Inc (b)	73,655	4,871,542
Teradyne Inc	300,490	33,011,831
Texas Instruments Inc	1,680,340	329,329,837
Trio-Tech International (b)	4,207	26,168
Ultra Clean Holdings Inc (b)	83,475	2,053,485
Universal Display Corp	81,282	12,486,541
Veeco Instruments Inc (b)(c)	106,718	2,373,408
Wolfspeed Inc (b)(c)	235,583	1,361,670
		10,118,250,325
Software - 9.8%
8x8 Inc (b)	250,786	626,965
A10 Networks Inc	136,603	2,839,976
ACCESS Newswire Inc (b)	5,866	56,783
ACI Worldwide Inc (b)	192,728	11,052,951
Adeia Inc	203,297	3,195,829
Adobe Inc (b)	810,800	355,584,448
Agilysys Inc (b)	41,227	3,338,975
Airship AI Holdings Inc Class A (b)(c)	23,838	101,073
Alarm.com Holdings Inc (b)	91,332	5,305,476
Alkami Technology Inc (b)	121,945	3,760,784
Altair Engineering Inc Class A (b)	109,731	12,245,980
Amplitude Inc Class A (b)	155,824	1,961,824
ANSYS Inc (b)	161,103	53,687,575
Appfolio Inc Class A (b)	42,404	9,095,658
Appian Corp Class A (b)	77,836	2,527,335
AppLovin Corp Class A (b)	396,020	128,999,555
Arteris Inc (b)	45,136	410,738
Asana Inc Class A (b)	155,881	3,000,709
Aspen Technology Inc (b)	49,099	13,023,510
Atlassian Corp Class A (b)	297,324	84,517,320
AudioEye Inc (b)	11,890	154,689
Aurora Innovation Inc Class A (b)(c)	1,867,384	13,575,882
authID Inc (b)(c)	17,190	85,606
Autodesk Inc (b)	395,849	108,545,754
AvePoint Inc Class A (b)	189,217	2,826,902
Aware Inc/MA (b)	30,530	48,848
Bentley Systems Inc Class B	285,964	12,553,820
BILL Holdings Inc (b)	175,539	9,689,753
Blackbaud Inc (b)	72,243	4,775,262
BlackLine Inc (b)	95,973	4,635,496
Blend Labs Inc Class A (b)	361,589	1,131,774
Box Inc Class A (b)	263,313	8,610,335
Braze Inc Class A (b)	118,942	4,398,475
Bridgeline Digital Inc (b)	21,385	26,304
BTCS Inc (b)	14,470	30,821
Btcs Inc Series V (b)(d)	11,578	0
C3.ai Inc Class A (b)(c)	207,901	4,875,278
Cadence Design Systems Inc (b)	505,333	126,585,917
Ccc Intelligent Solutions Holdings Inc Class A (b)	769,913	7,845,413
Cerence Inc (b)(c)	76,989	878,444
Cipher Mining Inc (b)(c)	407,292	1,661,751
Cleanspark Inc (b)(c)	473,298	3,781,651
Clear Secure Inc Class A	173,988	4,125,255
Clearwater Analytics Holdings Inc Class A (b)(c)	361,981	11,257,609
Commvault Systems Inc (b)	80,866	13,792,505
Confluent Inc Class A (b)	476,018	15,108,811
Consensus Cloud Solutions Inc (b)	31,886	834,457
Core Scientific Inc (b)(c)	515,833	5,756,696
CoreCard Corp (b)	10,406	216,445
Crowdstrike Holdings Inc Class A (b)	428,585	167,002,431
CS Disco Inc (b)	43,443	209,395
CXApp Inc Class A (b)(c)	26,091	30,005
Daily Journal Corp (b)	1,650	648,896
Datadog Inc Class A (b)	577,018	67,251,448
DatChat Inc (b)(c)	5,809	13,361
Digimarc Corp (b)(c)	27,039	442,088
Digital Turbine Inc (b)	167,612	574,909
DocuSign Inc (b)	373,607	31,072,894
Dolby Laboratories Inc Class A	109,511	8,937,193
Domo Inc Class B (b)	59,824	454,662
DoubleVerify Holdings Inc (b)	260,516	3,621,172
Dropbox Inc Class A (b)	408,574	10,614,753
Duos Technologies Group Inc (b)	18,728	113,117
Dynatrace Inc (b)	549,328	31,449,028
E2open Parent Holdings Inc Class A (b)	376,299	861,725
eGain Corp (b)	35,461	173,759
Elastic NV (b)	159,287	18,534,635
Enfusion Inc Class A (b)	77,624	891,124
EverCommerce Inc (b)	33,914	336,427
Expensify Inc Class A (b)	90,652	351,277
Fair Isaac Corp (b)	44,861	84,623,547
Five9 Inc (b)	139,086	5,034,913
Fortinet Inc (b)	1,171,425	126,525,614
FOXO Technologies Inc (b)(c)	4,770	811
Freshworks Inc Class A (b)	348,705	5,948,907
Gen Digital Inc	999,442	27,314,750
Gitlab Inc Class A (b)	219,661	13,225,789
Greenidge Generation Holdings Inc Class A (b)	17,158	14,819
Guidewire Software Inc (b)	153,768	30,956,574
HubSpot Inc (b)	95,094	68,847,105
I3 Verticals Inc Class A (b)	39,124	1,014,485
Informatica Inc Class A (b)	154,155	2,953,610
Intapp Inc (b)	95,717	6,313,493
Intellicheck Inc (b)	38,507	97,808
Intellinetics Inc (b)	5,094	61,790
InterDigital Inc (c)	46,771	9,992,156
Intrusion Inc (b)(c)	15,522	13,194
Intuit Inc	516,275	316,910,246
Inuvo Inc (b)	228,153	94,318
Iveda Solutions Inc (b)(c)	5,496	12,256
Jamf Holding Corp (b)	113,240	1,549,123
Kaltura Inc (b)	147,949	313,652
Klaviyo Inc Class A (b)	145,456	5,719,330
LivePerson Inc (b)(c)	134,184	144,919
LiveRamp Holdings Inc (b)	120,496	3,600,420
LM Funding America Inc (b)(c)	4,607	6,911
Logility Supply Chain Solutions Inc Class A	64,283	908,319
Manhattan Associates Inc (b)	112,393	19,880,074
MARA Holdings Inc (b)(c)	594,767	8,279,157
Marin Software Inc (b)	2,863	4,838
Matterport Inc Class A (b)	529,939	2,891,811
Meridianlink Inc (b)	47,621	869,559
Microsoft Corp	13,695,846	5,437,113,905
MicroStrategy Inc Class A (b)(c)	352,345	89,999,483
Mitek Systems Inc (b)	86,955	814,768
N-able Inc/US (b)	133,154	1,335,535
nCino Inc (b)(c)	171,302	5,363,466
NCR Voyix Corp (b)	268,256	3,025,928
NetSol Technologies Inc (b)	12,223	30,680
NextNav Inc Class A (b)	119,736	1,256,031
NextTrip Inc (b)(c)	1,241	4,939
Nutanix Inc Class A (b)	458,664	35,266,675
Oblong Inc (b)(c)	2,368	8,620
Olo Inc Class A (b)	208,262	1,434,925
ON24 Inc (b)	69,263	386,488
OneSpan Inc	65,715	1,054,069
Onestream Inc Class A	81,368	1,895,874
Ooma Inc (b)	45,398	652,823
Oracle Corp	2,960,274	491,583,100
PagerDuty Inc (b)	173,309	3,071,035
Palantir Technologies Inc Class A (b)	3,775,489	320,614,526
Palo Alto Networks Inc (b)	1,205,394	229,543,179
Pegasystems Inc	81,942	6,433,266
Phunware Inc (b)(c)	36,991	113,932
Porch Group Inc (b)	170,455	1,191,480
Procore Technologies Inc (b)	197,555	15,107,031
Progress Software Corp	79,196	4,327,269
PROS Holdings Inc (b)	81,436	1,969,122
PTC Inc (b)	221,380	36,224,409
Q2 Holdings Inc (b)	110,967	9,695,187
Qualys Inc (b)	67,308	8,848,310
Quantum Computing Inc (b)(c)	126,202	765,415
QXO Inc (b)(c)	452,659	5,766,876
Rapid7 Inc (b)	116,899	3,400,592
reAlpha Tech Corp (b)	15,697	22,604
Red Violet Inc	21,083	856,391
Rekor Systems Inc (b)(c)	163,806	201,481
ReposiTrak Inc	22,530	442,489
Rimini Street Inc (b)	91,444	324,626
RingCentral Inc Class A (b)	147,652	4,200,699
Riot Platforms Inc (b)(c)	531,609	4,933,332
Roper Technologies Inc	197,520	115,450,440
Rubrik Inc Class A (b)	127,574	8,307,619
Salesforce Inc	1,760,892	524,481,683
Samsara Inc Class A (b)	387,843	18,492,354
SEMrush Holdings Inc Class A (b)	60,650	667,150
SentinelOne Inc Class A (b)	540,467	11,149,834
Servicenow Inc (b)	379,415	352,764,890
Silvaco Group Inc (b)(c)	10,327	63,924
Smith Micro Software Inc (b)(c)	37,889	49,256
SolarWinds Corp	101,279	1,854,418
Soluna Holdings Inc (b)(c)	8,274	8,853
SoundHound AI Inc Class A (b)(c)	619,723	6,705,403
SoundThinking Inc (b)	16,864	277,076
Sprinklr Inc Class A (b)	211,957	1,795,276
Sprout Social Inc Class A (b)	93,047	2,467,606
SPS Commerce Inc (b)	68,954	9,184,673
Stronghold Digital Mining Inc Class A (b)	24,670	71,050
Synchronoss Technologies Inc (b)	17,590	158,134
Synopsys Inc (b)	283,043	129,429,903
T Stamp Inc Class A (b)(c)	2,323	5,598
Telos Corp (b)	95,799	286,439
Tenable Holdings Inc (b)	222,130	8,472,038
Teradata Corp (b)	175,749	4,189,856
Terawulf Inc (b)(c)	563,147	2,359,586
Thumzup Media Corp (b)(c)	6,507	20,627
Tyler Technologies Inc (b)	78,925	48,020,338
UiPath Inc Class A (b)	787,041	9,680,604
Unity Software Inc (b)	543,796	13,942,929
Upland Software Inc (b)	52,415	166,680
Urgent.ly Inc (b)(c)	24,858	17,152
Varonis Systems Inc (b)	207,488	8,915,759
Veea Inc Class A (b)(c)	32,273	61,641
Verb Technology Co Inc (b)	1,275	6,044
Verint Systems Inc (b)	113,836	2,569,279
Veritone Inc (b)(c)	59,416	163,988
Vertex Inc Class A (b)	95,898	3,096,546
Viant Technology Inc Class A (b)	31,420	628,086
VirnetX Holding Corp (b)(c)	4,645	42,595
Weave Communications Inc (b)	74,921	944,005
Workday Inc Class A (b)	392,233	103,290,638
Workiva Inc Class A (b)	94,982	8,312,825
Xperi Inc (b)	82,663	699,329
Yext Inc (b)	205,899	1,400,113
Zeta Global Holdings Corp Class A (b)	395,174	6,800,945
Zoom Communications Inc Class A (b)	482,777	35,580,665
Zscaler Inc (b)	174,562	34,254,301
		10,357,440,722
Technology Hardware, Storage & Peripherals - 6.7%
Apple Inc	27,845,257	6,734,096,953
AstroNova Inc (b)	11,623	126,226
Boxlight Corp Class A (b)(c)	1,653	3,024
CompoSecure Inc Class A	55,276	737,382
Corsair Gaming Inc (b)	80,447	944,448
CPI Card Group Inc (b)	8,780	293,779
Dell Technologies Inc Class C	566,401	58,203,367
Diebold Nixdorf Inc (b)	69,367	3,068,102
Eastman Kodak Co (b)	136,079	955,275
Hewlett Packard Enterprise Co	2,392,179	47,389,066
HP Inc	1,775,503	54,809,778
Immersion Corp	52,864	425,027
Intevac Inc	41,791	168,000
IonQ Inc (b)(c)	363,179	8,923,308
Movano Inc (b)	10,593	51,270
NetApp Inc	378,034	37,731,574
One Stop Systems Inc (b)	30,106	94,533
Pure Storage Inc Class A (b)	574,716	30,155,349
Quantum Corp (b)(c)	9,122	107,548
Sandisk Corp/DE	212,605	9,960,544
Seagate Technology Holdings PLC	389,382	39,681,920
Socket Mobile Inc (b)	1,516	1,939
Sonim Technologies Inc (b)	3,324	7,280
Super Micro Computer Inc (b)(c)	927,983	38,474,175
TransAct Technologies Inc (b)	14,654	58,176
Turtle Beach Corp (b)	30,731	526,729
Western Digital Corp (b)	637,815	31,208,288
Xerox Holdings Corp (c)	211,218	1,400,375
		7,099,603,435
TOTAL INFORMATION TECHNOLOGY		30,224,304,957

Materials - 2.3%
Chemicals - 1.3%
AdvanSix Inc	48,214	1,346,135
Air Products and Chemicals Inc	409,308	129,402,724
Albemarle Corp	217,406	16,746,784
Alto Ingredients Inc (b)	124,746	200,841
American Vanguard Corp	50,733	260,768
Arq Inc (b)	57,495	300,124
Ashland Inc	89,364	5,435,118
ASP Isotopes Inc (b)(c)	99,845	475,262
Aspen Aerogels Inc (b)	122,766	934,249
Avient Corp	167,164	7,149,604
Axalta Coating Systems Ltd (b)	399,850	14,478,569
Balchem Corp	60,228	10,481,479
Cabot Corp	100,667	8,657,362
Celanese Corp	201,265	10,252,439
CF Industries Holdings Inc	320,401	25,958,889
Chemours Co/The	273,824	4,093,669
Core Molding Technologies Inc (b)	14,274	195,982
Corteva Inc	1,267,458	79,824,505
Crown ElectroKinetics Corp (b)(c)	48	188
Danimer Scientific Inc warrants 7/15/2025 (b)	54,680	711
Dow Inc	1,290,501	49,180,993
DuPont de Nemours Inc	769,071	62,886,936
Eastman Chemical Co	213,150	20,856,728
Ecolab Inc	463,983	124,816,067
Ecovyst Inc (b)	203,534	1,381,996
Element Solutions Inc	410,896	10,728,495
Flotek Industries Inc (b)	54,461	436,233
FMC Corp	229,129	8,454,860
Ginkgo Bioworks Holdings Inc Class A (b)(c)	73,935	609,224
Hawkins Inc	34,834	3,657,222
HB Fuller Co	99,596	5,651,077
Huntsman Corp	299,398	5,068,808
Ingevity Corp (b)	67,457	3,215,001
Innospec Inc	47,023	4,862,648
International Flavors & Fragrances Inc	470,881	38,522,775
Intrepid Potash Inc (b)	16,967	442,669
Koppers Holdings Inc	37,018	1,077,594
Kronos Worldwide Inc	39,954	349,598
Linde PLC	876,854	409,534,661
LSB Industries Inc (b)	96,096	704,384
LyondellBasell Industries NV Class A1	479,457	36,836,681
Mativ Holdings Inc	99,839	674,912
Minerals Technologies Inc	58,138	3,996,406
Mosaic Co/The	589,026	14,089,502
NewMarket Corp	14,098	8,037,411
Northern Technologies International Corp	13,658	155,018
Novusterra Inc (b)(c)(d)	7,806	0
Olin Corp	219,116	5,563,355
Origin Materials Inc Class A (b)	234,383	214,132
Perimeter Solutions Inc	251,992	2,666,075
PPG Industries Inc	427,943	48,451,706
PureCycle Technologies Inc (b)(c)	263,901	2,718,180
Quaker Chemical Corp	24,897	3,461,181
Rayonier Advanced Materials Inc (b)	121,206	933,286
RPM International Inc	237,058	29,369,116
Scotts Miracle-Gro Co/The	78,232	4,582,048
Sensient Technologies Corp	77,190	5,356,986
Sherwin-Williams Co/The	426,357	154,456,350
Stepan Co	41,124	2,539,818
Trinseo PLC	66,627	327,805
Tronox Holdings PLC	217,362	1,686,729
Valhi Inc	4,102	70,308
Westlake Corp	61,374	6,892,300
		1,401,712,676
Construction Materials - 0.3%
CRH PLC	1,249,583	128,107,249
Eagle Materials Inc	61,445	13,899,473
Knife River Corp (b)	104,767	10,024,107
Martin Marietta Materials Inc	112,302	54,257,588
Smith-Midland Corp (b)	8,198	279,797
United States Lime & Minerals Inc	19,468	1,827,072
Vulcan Materials Co	243,350	60,182,889
		268,578,175
Containers & Packaging - 0.3%
Amcor PLC	2,665,452	26,974,374
AptarGroup Inc	122,491	17,975,554
Avery Dennison Corp	147,777	27,777,643
Ball Corp	549,671	28,962,165
Berry Global Group Inc	211,518	15,265,254
Crown Holdings Inc	217,728	19,514,961
Eightco Holdings Inc (b)	4,092	5,770
Graphic Packaging Holding CO	552,641	14,744,462
Greif Inc Class A	44,094	2,524,822
Greif Inc Class B	13,223	801,446
International Paper Co	967,159	54,499,410
Myers Industries Inc	67,464	739,405
O-I Glass Inc (b)	291,612	3,344,790
Packaging Corp of America	164,547	35,063,320
Pactiv Evergreen Inc	73,966	1,321,033
Ranpak Holdings Corp Class A (b)	78,338	524,081
Sealed Air Corp	266,759	9,117,823
Silgan Holdings Inc	149,037	8,094,199
Smurfit WestRock PLC	910,067	47,387,189
Sonoco Products Co	183,078	8,754,790
TriMas Corp	68,094	1,395,246
		324,787,737
Metals & Mining - 0.4%
5E Advanced Materials Inc (b)	2,892	13,476
Alcoa Corp	476,178	15,832,919
Alpha Metallurgical Resources Inc (b)	20,146	2,770,478
American Battery Technology Co (b)(c)	141,356	141,356
Ampco-Pittsburgh Corp (b)	29,852	62,092
Ascent Industries Co (b)	14,403	161,026
ATI Inc (b)	262,430	15,262,929
Carpenter Technology Corp	91,876	19,024,763
Century Aluminum Co (b)	94,509	1,790,946
Cleveland-Cliffs Inc (b)	900,550	9,761,962
Coeur Mining Inc (b)	1,172,958	6,040,734
Commercial Metals Co	210,100	10,177,244
Compass Minerals International Inc	60,974	636,569
Contango ORE Inc (b)(c)	17,662	165,316
Dakota Gold Corp (b)	123,756	374,981
Freeport-McMoRan Inc	2,647,467	97,718,007
Friedman Industries Inc	12,136	199,152
Gold Resource Corp (b)	157,835	74,119
Hecla Mining Co	1,174,721	6,026,319
Hycroft Mining Holding Corp (b)(c)	33,109	77,144
Idaho Strategic Resources Inc (b)	19,868	233,250
Inno Holdings Inc (b)	2,978	13,922
Ivanhoe Electric Inc / US (b)(c)	151,357	939,927
Kaiser Aluminum Corp	28,903	2,045,176
Materion Corp	39,211	3,582,317
Metallus Inc (b)	68,721	992,331
MP Materials Corp (b)(c)	221,211	5,311,276
Newmont Corp	2,097,604	89,861,355
Nucor Corp	433,254	59,559,427
Olympic Steel Inc	17,819	591,947
Paramount Gold Nevada Corp (b)	119,712	42,977
Piedmont Lithium Inc (b)(c)	32,631	231,680
Radius Recycling Inc Class A	47,850	661,766
Ramaco Resources Inc Class A	46,187	419,262
Ramaco Resources Inc Class B	12,785	119,493
Reliance Inc	99,746	29,640,521
Royal Gold Inc	121,092	17,800,524
Ryerson Holding Corp	50,504	1,271,691
Solitario Resources Corp (b)	46,041	31,082
Steel Dynamics Inc	261,069	35,262,590
SunCoke Energy Inc	153,145	1,389,025
Tredegar Corp (b)	46,102	359,135
United States Antimony Corp (b)(c)	137,700	190,026
United States Steel Corp	415,135	16,696,730
US Gold Corp (b)	19,797	163,523
Warrior Met Coal Inc	97,835	4,709,777
Worthington Steel Inc	64,399	1,717,521
		460,149,783
Paper & Forest Products - 0.0%
Clearwater Paper Corp (b)	29,713	776,995
Louisiana-Pacific Corp	115,018	11,463,844
Magnera Corp (b)(c)	66,279	1,366,010
Sylvamo Corp	63,008	4,479,869
		18,086,718
TOTAL MATERIALS		2,473,315,089

Real Estate - 2.6%
Diversified REITs - 0.1%
Alexander & Baldwin Inc	133,135	2,411,075
Alpine Income Property Trust Inc	23,951	397,108
American Assets Trust Inc	87,198	1,958,467
Armada Hoffler Properties Inc Class A	162,515	1,491,888
Broadstone Net Lease Inc Class A	361,131	6,085,057
CTO Realty Growth Inc	53,258	1,014,032
Empire State Realty Trust Inc Class A	252,928	2,344,643
Essential Properties Realty Trust Inc	322,092	10,538,850
Generation Income Properties Inc	3,170	5,610
Gladstone Commercial Corp	79,009	1,282,316
Global Net Lease Inc	361,032	2,888,256
Mackenzie Realty Capital Inc	31,221	55,261
Modiv Industrial Inc Class C	17,010	258,722
NexPoint Diversified Real Estate Trust	71,435	354,318
One Liberty Properties Inc	30,295	804,938
WP Carey Inc	404,661	25,983,283
		57,873,824
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc	287,151	29,364,061
American Healthcare REIT Inc	281,727	8,392,647
CareTrust REIT Inc	345,617	8,941,112
Community Healthcare Trust Inc	46,728	875,683
Diversified Healthcare Trust	397,895	1,126,043
Global Medical REIT Inc	116,265	1,023,132
Healthcare Realty Trust Inc	653,148	11,188,425
Healthpeak Properties Inc	1,289,764	26,388,571
LTC Properties Inc	85,867	2,995,900
Medical Properties Trust Inc (c)	1,111,194	6,556,045
National Health Investors Inc	84,222	6,036,191
Omega Healthcare Investors Inc	499,431	18,399,038
Sabra Health Care REIT Inc	438,391	7,281,675
Sila Realty Trust Inc	100,594	2,557,099
Strawberry Fields REIT Ltd	6,280	73,602
Universal Health Realty Income Trust	24,029	959,238
Ventas Inc	772,607	53,448,952
Welltower Inc	1,089,899	167,310,395
		352,917,809
Hotel & Resort REITs - 0.1%
Apple Hospitality REIT Inc	414,544	6,139,397
Ashford Hospitality Trust Inc (b)	10,042	77,523
Braemar Hotels & Resorts Inc	105,876	303,864
Chatham Lodging Trust	90,471	731,006
DiamondRock Hospitality Co	384,789	3,166,813
Host Hotels & Resorts Inc	1,289,785	20,804,232
Park Hotels & Resorts Inc	382,178	4,693,146
Pebblebrook Hotel Trust	219,755	2,713,974
RLJ Lodging Trust	278,937	2,582,957
Ryman Hospitality Properties Inc	110,328	10,910,336
Service Properties Trust	306,209	912,503
Sotherly Hotels Inc (b)	17,757	14,560
Summit Hotel Properties Inc	199,119	1,288,300
Sunstone Hotel Investors Inc	371,147	3,889,621
Xenia Hotels & Resorts Inc	185,983	2,499,612
		60,727,844
Industrial REITs - 0.3%
Americold Realty Trust Inc	484,105	11,100,528
EastGroup Properties Inc	91,084	16,654,709
First Industrial Realty Trust Inc	243,575	13,903,261
Industrial Logistics Properties Trust	107,519	423,624
Lineage Inc (c)	109,387	6,590,567
LXP Industrial Trust	548,161	4,911,523
Plymouth Industrial REIT Inc	74,131	1,285,431
Prologis Inc	1,706,793	211,505,789
Rexford Industrial Realty Inc	408,800	16,891,616
STAG Industrial Inc Class A	336,524	12,108,134
Terreno Realty Corp	183,331	12,433,508
		307,808,690
Office REITs - 0.1%
Brandywine Realty Trust	314,892	1,590,205
BXP Inc	267,594	18,980,443
City Office Reit Inc	74,336	391,007
COPT Defense Properties	208,645	5,639,674
Cousins Properties Inc	310,022	9,402,967
Creative Media & Community Trust Corp (c)	4,094	2,817
Douglas Emmett Inc	311,765	5,393,535
Easterly Government Properties Inc	187,130	2,108,955
Equity Commonwealth	201,100	325,782
Franklin Street Properties Corp	154,783	290,992
Highwoods Properties Inc	195,491	5,694,653
Hudson Pacific Properties Inc	253,516	831,532
JBG SMITH Properties	157,089	2,409,745
Kilroy Realty Corp	195,352	6,974,066
NET Lease Office Properties	26,749	867,738
Office Properties Income Trust	90,949	82,936
Orion Office REIT Inc	98,958	407,707
Paramount Group Inc	328,932	1,483,483
Peakstone Realty Trust	65,868	746,943
Piedmont Office Realty Trust Inc Class A1	226,443	1,718,702
Postal Realty Trust Inc Class A	43,377	604,242
SL Green Realty Corp	129,493	8,357,478
Vornado Realty Trust	307,650	12,933,607
		87,239,209
Real Estate Management & Development - 0.2%
Alset Inc (b)(c)	2,300	2,105
Altisource Portfolio Solutions SA (b)	25,313	17,466
American Realty Investors Inc (b)(c)	2,448	37,699
American Strategic Investment Co Class A (b)	2,751	28,968
AMREP Corp (b)	5,452	139,571
Anywhere Real Estate Inc (b)	175,086	607,548
CBRE Group Inc Class A (b)	554,003	78,635,186
Compass Inc Class A (b)	769,436	6,917,230
Comstock Holding Cos Inc Class A (b)	6,342	44,521
CoStar Group Inc (b)	755,031	57,571,114
Cushman & Wakefield PLC (b)	420,937	5,004,941
Douglas Elliman Inc (b)	129,214	236,462
eXp World Holdings Inc	152,637	1,543,160
Fathom Holdings Inc (b)	14,910	14,910
Forestar Group Inc (b)	33,944	748,465
FRP Holdings Inc (b)	24,334	763,601
Howard Hughes Holdings Inc (b)	55,829	4,421,657
Jones Lang LaSalle Inc (b)	87,271	23,728,112
JW Mays Inc (b)	47	1,823
Kennedy-Wilson Holdings Inc	225,410	2,188,731
La Rosa Holdings Corp Class A (b)(c)	18,382	3,952
Marcus & Millichap Inc	45,997	1,769,965
Maui Land & Pineapple Co Inc (b)	13,331	259,421
Newmark Group Inc Class A	259,403	3,805,442
Offerpad Solutions Inc Class A (b)(c)	14,826	29,355
Opendoor Technologies Inc Class A (b)	1,181,661	1,583,426
Rafael Holdings Inc Class B (b)	22,060	44,561
RE/MAX Holdings Inc Class A (b)	33,894	300,979
Redfin Corp (b)(c)	225,090	1,501,350
RMR Group Inc/The Class A	30,847	562,032
Seaport Entertainment Group Inc (c)	14,426	337,857
Seritage Growth Properties Class A (b)	63,275	231,587
St Joe Co/The	72,488	3,477,249
Star Holdings (b)	18,671	172,707
Stratus Properties Inc (b)	11,798	218,027
Tejon Ranch Co (b)	42,406	651,356
Transcontinental Realty Investors Inc (b)	1,640	47,232
Zillow Group Inc Class A (b)	115,376	8,582,821
Zillow Group Inc Class C (b)	265,287	20,336,901
		226,569,490
Residential REITs - 0.3%
American Homes 4 Rent Class A	587,067	21,727,350
Apartment Investment and Management Co Class A	235,001	2,126,759
AvalonBay Communities Inc	262,441	59,358,905
Bluerock Homes Trust Inc	5,420	62,492
BRT Apartments Corp	23,742	428,306
Camden Property Trust	196,336	24,357,444
Centerspace	32,235	2,133,635
Clipper Realty Inc	28,693	134,283
Elme Communities	160,034	2,782,991
Equity LifeStyle Properties Inc	352,204	24,154,150
Equity Residential	631,457	46,835,166
Essex Property Trust Inc	118,115	36,801,091
Independence Realty Trust Inc	416,374	9,076,953
Invitation Homes Inc	1,053,656	35,834,841
Mid-America Apartment Communities Inc	215,571	36,241,797
NexPoint Residential Trust Inc	40,326	1,715,871
Sun Communities Inc	220,488	30,019,441
UDR Inc	556,183	25,128,348
UMH Properties Inc	137,837	2,609,254
Veris Residential Inc	146,177	2,474,777
		364,003,854
Retail REITs - 0.3%
Acadia Realty Trust	224,432	5,175,402
Agree Realty Corp	190,282	14,042,812
Alexander's Inc	3,998	856,931
Brixmor Property Group Inc	557,927	15,599,639
CBL & Associates Properties Inc	27,865	868,831
Curbline Properties Corp	172,661	4,252,640
Federal Realty Investment Trust	141,703	14,938,330
FrontView REIT Inc	27,882	476,781
Getty Realty Corp	95,255	2,991,007
InvenTrust Properties Corp	149,060	4,439,007
Kimco Realty Corp	1,238,335	27,367,204
Kite Realty Group Trust	407,163	9,336,248
Macerich Co/The	450,288	8,123,196
NETSTREIT Corp	156,608	2,342,856
NNN REIT Inc	346,078	14,691,011
Phillips Edison & Co Inc	225,287	8,380,676
Realty Income Corp	1,614,093	92,051,724
Regency Centers Corp	300,871	23,076,806
Saul Centers Inc	22,855	855,919
Simon Property Group Inc	564,736	105,091,722
SITE Centers Corp	88,756	1,243,472
Tanger Inc	203,125	7,200,781
Urban Edge Properties	232,042	4,780,065
Whitestone REIT	81,971	1,116,445
		369,299,505
Specialized REITs - 0.9%
American Tower Corp	861,105	177,060,411
Crown Castle Inc	801,485	75,419,739
CubeSmart	417,958	17,253,306
Digital Realty Trust Inc	574,945	89,875,402
EPR Properties	141,430	7,505,690
Equinix Inc	177,709	160,759,116
Extra Space Storage Inc	390,525	59,578,494
Farmland Partners Inc	77,653	910,870
Four Corners Property Trust Inc	181,337	5,213,439
Gaming and Leisure Properties Inc	504,786	25,315,018
Gladstone Land Corp	61,116	700,389
Global Self Storage Inc	27,867	144,908
Iron Mountain Inc	541,292	50,432,176
Lamar Advertising Co Class A	161,888	20,111,346
Millrose Properties Inc Class A	230,253	5,263,584
National Storage Affiliates Trust	128,623	4,967,420
Outfront Media Inc	250,665	4,662,369
PotlatchDeltic Corp	133,611	6,203,559
Public Storage Operating Co	290,725	88,269,925
Rayonier Inc	250,378	6,632,513
Safehold Inc	84,297	1,572,982
SBA Communications Corp Class A	198,171	43,181,461
Uniti Group Inc	451,583	2,592,086
VICI Properties Inc	1,942,374	63,107,731
Weyerhaeuser Co	1,338,988	40,303,539
		957,037,473
TOTAL REAL ESTATE		2,783,477,698

Utilities - 2.3%
Electric Utilities - 1.4%
ALLETE Inc	105,979	6,961,761
Alliant Energy Corp	472,624	30,498,427
American Electric Power Co Inc	981,291	104,065,911
Constellation Energy Corp	576,066	144,330,456
Duke Energy Corp	1,422,911	167,177,813
Edison International	714,791	38,913,222
Entergy Corp	789,796	68,957,089
Evergy Inc	420,135	28,951,503
Eversource Energy	676,096	42,600,809
Exelon Corp	1,851,687	81,844,565
FirstEnergy Corp	946,037	36,677,854
Genie Energy Ltd Class B	38,272	547,289
Hawaiian Electric Industries Inc (b)(c)	324,089	3,548,775
IDACORP Inc	97,941	11,548,223
MGE Energy Inc	66,559	6,108,785
NextEra Energy Inc	3,787,758	265,786,979
NRG Energy Inc	372,938	39,423,276
OGE Energy Corp	371,018	17,170,713
Oklo Inc Class A (b)(c)	133,053	4,442,640
Otter Tail Corp	76,593	6,106,760
PG&E Corp	4,028,318	65,822,716
Pinnacle West Capital Corp	208,915	19,332,994
Portland General Electric Co	193,727	8,684,781
PPL Corp	1,362,532	47,974,752
Southern Co/The	2,018,155	181,210,137
TXNM Energy Inc	167,095	8,730,714
Xcel Energy Inc	1,058,259	76,300,474
		1,513,719,418
Gas Utilities - 0.1%
Atmos Energy Corp	284,981	43,354,160
Chesapeake Utilities Corp	43,164	5,478,807
MDU Resources Group Inc	373,672	6,445,842
National Fuel Gas Co	168,451	12,667,515
New Jersey Resources Corp	181,934	8,801,967
Northwest Natural Holding Co	77,638	3,173,841
ONE Gas Inc	105,300	7,913,295
RGC Resources Inc	15,449	313,305
Southwest Gas Holdings Inc	111,944	8,401,397
Spire Inc	108,123	8,310,334
UGI Corp	395,923	13,524,730
		118,385,193
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	1,317,081	15,264,969
Altus Power Inc Class A (b)	103,136	508,460
Clearway Energy Inc Class A	72,599	1,920,970
Clearway Energy Inc Class C	145,698	4,082,458
Montauk Renewables Inc (b)	118,540	406,592
Ormat Technologies Inc	105,658	7,379,155
Spruce Power Holding Corp Class A (b)	24,351	59,660
Sunnova Energy International Inc (b)(c)	205,997	341,955
Talen Energy Corp (b)	93,623	19,468,903
Vistra Corp	626,934	83,795,998
		133,229,120
Multi-Utilities - 0.6%
Ameren Corp	492,621	50,030,589
Avista Corp	145,744	5,825,387
Black Hills Corp	131,310	8,033,546
CenterPoint Energy Inc	1,200,750	41,281,785
CMS Energy Corp	547,948	40,027,601
Consolidated Edison Inc	638,559	64,826,510
Dominion Energy Inc	1,548,861	87,696,510
DTE Energy Co	381,753	51,040,376
NiSource Inc	853,197	34,818,970
NorthWestern Corp	112,245	6,277,863
Public Service Enterprise Group Inc	918,536	74,539,196
Sempra	1,165,722	83,430,724
Unitil Corp	29,342	1,646,085
WEC Energy Group Inc	582,172	62,111,931
		611,587,073
Water Utilities - 0.1%
American States Water Co	71,152	5,445,974
American Water Works Co Inc	359,617	48,897,123
Artesian Resources Corp Class A	17,238	535,929
Cadiz Inc (b)(c)	96,039	409,126
California Water Service Group	110,639	5,028,543
Consolidated Water Co Ltd	26,718	723,256
Essential Utilities Inc	463,418	17,600,616
Global Water Resources Inc	21,703	249,149
Middlesex Water Co	32,290	1,618,698
Pure Cycle Corp (b)	43,901	510,569
SJW Group	57,931	3,051,226
York Water Co/The	26,251	841,345
		84,911,554
TOTAL UTILITIES		2,461,832,358

TOTAL UNITED STATES		105,336,729,849
TOTAL COMMON STOCKS (Cost $48,953,984,238)		106,246,380,316

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
SRAX Inc (b)(d) (Cost $2,077)	35,558	0

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (h) (Cost $6,656,062)	4.25	6,726,000	6,657,690

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.35	11,516,531	11,518,834
Fidelity Securities Lending Cash Central Fund (i)(j)	4.35	587,927,951	587,986,743
TOTAL MONEY MARKET FUNDS (Cost $599,474,992)			599,505,577

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $49,560,117,369)	106,852,543,583
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(522,046,313)
NET ASSETS - 100.0%	106,330,497,270

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini Russell 2000 Index Contracts (United States)	89	Mar 2025	9,635,585	3,565	3,565
CME E-mini S&P 500 Index Contracts (United States)	210	Mar 2025	62,614,125	626,107	626,107
CME E-mini S&P MidCap 400 Index Contracts (United States)	14	Mar 2025	4,339,580	12,273	12,273

TOTAL FUTURES CONTRACTS					641,945
The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $3,869 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(f)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,370,831 or 0.0% of net assets.

(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,672,579.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
(k)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $22,627 and all restrictions are set to expire on or before April 30, 2025.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
Impact BioMedical Inc	2025-03-15

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,130,885	4,034,009,133	4,024,651,469	3,334,651	30,285	-	11,518,834	11,516,531	0.0%
Fidelity Securities Lending Cash Central Fund	614,528,148	2,175,844,718	2,202,386,123	11,711,446	-	-	587,986,743	587,927,951	2.4%
Total	616,659,033	6,209,853,851	6,227,037,592	15,046,097	30,285	-	599,505,577	599,444,482

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	9,342,695,905	9,342,695,903	-	2
Consumer Discretionary	11,356,596,921	11,356,596,921	-	-
Consumer Staples	5,866,975,294	5,866,975,293	-	1
Energy	3,606,469,248	3,606,469,248	-	-
Financials	15,957,420,619	15,957,420,618	-	1
Health Care	11,533,063,733	11,532,893,359	40,412	129,962
Industrials	10,011,562,307	10,011,560,383	-	1,924
Information Technology	30,838,597,096	30,838,597,096	-	-
Materials	2,487,689,137	2,487,689,137	-	-
Real Estate	2,783,477,698	2,783,477,698	-	-
Utilities	2,461,832,358	2,461,832,358	-	-

Non-Convertible Preferred Stocks
Information Technology	-	-	-	-

U.S. Treasury Obligations	6,657,690	-	6,657,690	-

Money Market Funds	599,505,577	599,505,577	-	-
Total Investments in Securities:	106,852,543,583	106,845,713,591	6,698,102	131,890
Derivative Instruments:

Assets
Futures Contracts	641,945	641,945	-	-
Total Assets	641,945	641,945	-	-
Total Derivative Instruments:	641,945	641,945	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	641,945	0
Total Equity Risk	641,945	0
Total Value of Derivatives	641,945	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Total Market Index Fund
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value (including securities loaned of $581,537,420) - See accompanying schedule:
Unaffiliated issuers (cost $48,960,642,377)	$106,253,038,006
Fidelity Central Funds (cost $599,474,992)	599,505,577

Total Investment in Securities (cost $49,560,117,369)		$106,852,543,583
Cash		1
Foreign currency held at value (cost $256)		242
Receivable for fund shares sold		57,121,539
Dividends receivable		103,430,241
Distributions receivable from Fidelity Central Funds		963,143
Receivable for daily variation margin on futures contracts		964,155
Other receivables		1,379,610
Total assets		107,016,402,514
Liabilities
Payable for investments purchased	$2,100,351
Payable for fund shares redeemed	66,118,713
Accrued management fee	1,353,008
Notes payable to affiliates	27,228,000
Other payables and accrued expenses	1,359,497
Collateral on securities loaned	587,745,675
Total liabilities		685,905,244
Net Assets		$106,330,497,270
Net Assets consist of:
Paid in capital		$49,967,200,673
Total accumulated earnings (loss)		56,363,296,597
Net Assets		$106,330,497,270
Net Asset Value, offering price and redemption price per share ($106,330,497,270 ÷ 652,062,584 shares)		$163.07
Statement of Operations
Year ended February 28, 2025
Investment Income
Dividends		$1,267,321,557
Interest		363,904
Income from Fidelity Central Funds (including $11,711,446 from security lending)		15,046,097
Total income		1,282,731,558
Expenses
Management fee	$14,389,419
Independent trustees' fees and expenses	395,777
Total expenses before reductions	14,785,196
Expense reductions	(53,584)
Total expenses after reductions		14,731,612
Net Investment income (loss)		1,267,999,946
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(199,872,168)
Redemptions in-kind	1,514,815,831
Fidelity Central Funds	30,285
Foreign currency transactions	11,013
Futures contracts	7,476,917
Total net realized gain (loss)		1,322,461,878
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	12,975,408,675
Assets and liabilities in foreign currencies	(12)
Futures contracts	(2,501,042)
Total change in net unrealized appreciation (depreciation)		12,972,907,621
Net gain (loss)		14,295,369,499
Net increase (decrease) in net assets resulting from operations		$15,563,369,445
Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,267,999,946	$1,190,639,651
Net realized gain (loss)	1,322,461,878	(78,767,395)
Change in net unrealized appreciation (depreciation)	12,972,907,621	18,509,931,185
Net increase (decrease) in net assets resulting from operations	15,563,369,445	19,621,803,441
Distributions to shareholders	(1,224,852,869)	(1,157,291,051)

Share transactions
Proceeds from sales of shares	15,867,933,039	11,588,244,139
Reinvestment of distributions	1,080,210,787	1,023,630,793
Cost of shares redeemed	(13,953,400,135)	(9,006,356,987)

Net increase (decrease) in net assets resulting from share transactions	2,994,743,691	3,605,517,945
Total increase (decrease) in net assets	17,333,260,267	22,070,030,335

Net Assets
Beginning of period	88,997,237,003	66,927,206,668
End of period	$106,330,497,270	$88,997,237,003

Other Information
Shares
Sold	102,185,228	94,542,519
Issued in reinvestment of distributions	6,780,102	7,990,056
Redeemed	(90,564,038)	(73,156,183)
Net increase (decrease)	18,401,292	29,376,392

Financial Highlights
Fidelity® Total Market Index Fund

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$140.45	$110.75	$122.59	$110.80	$83.06
Income from Investment Operations
Net investment income (loss) B,C	1.99	1.92	1.81	1.62	1.50
Net realized and unrealized gain (loss)	22.54	29.64	(11.93)	11.70	27.80
Total from investment operations	24.53	31.56	(10.12)	13.32	29.30
Distributions from net investment income	(1.91)	(1.86)	(1.72)	(1.53)	(1.56)
Total distributions	(1.91)	(1.86)	(1.72)	(1.53)	(1.56)
Net asset value, end of period	$163.07	$140.45	$110.75	$122.59	$110.80
Total Return D	17.50%	28.66%	(8.22)%	11.94%	35.50%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.02%	.02%	.01% G	.02%	.02%
Expenses net of fee waivers, if any	.02%	.02%	.01% G	.02%	.02%
Expenses net of all reductions	.01%	.02%	.01% G	.02%	.02%
Net investment income (loss)	1.29%	1.57%	1.62%	1.29%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$106,330,497	$88,997,237	$66,927,207	$71,287,844	$59,884,164
Portfolio turnover rate H	3 % I	2%	2%	3%	6% I

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Extended Market Index Fund
Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
ARGENTINA - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Arcadium Lithium PLC (b)	5,866,153	34,258,334
AUSTRALIA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Benitec Biopharma Inc (b)	98,249	1,248,745
Information Technology - 0.0%
Software - 0.0%
Mawson Infrastructure Group Inc (b)(c)	58,078	33,627
TOTAL AUSTRALIA		1,282,372
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	564,904	10,778,368
BELGIUM - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Global Ltd Class A (b)	656,807	7,592,689
Liberty Global Ltd Class C (b)	1,130,317	13,688,139

TOTAL BELGIUM		21,280,828
BERMUDA - 0.2%
Financials - 0.2%
Insurance - 0.2%
RenaissanceRe Holdings Ltd	283,023	67,251,925
CANADA - 0.3%
Communication Services - 0.0%
Entertainment - 0.0%
Lionsgate Studios Corp (c)	191,369	1,630,464
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (b)	505,483	3,169,378
Personal Care Products - 0.0%
Flora Growth Corp (b)(c)	59,965	45,244
Financials - 0.0%
Insurance - 0.0%
Kingsway Financial Services Inc (b)	108,104	839,968
Health Care - 0.0%
Biotechnology - 0.0%
TuHURA Biosciences Inc (b)(c)	129,124	311,189
TuHURA Biosciences Inc rights (b)(c)(d)	314,697	3
		311,192
Pharmaceuticals - 0.0%
Lexaria Bioscience Corp (b)(c)	86,709	127,462
TOTAL HEALTH CARE		438,654

Industrials - 0.3%
Commercial Services & Supplies - 0.3%
RB Global Inc (United States)	1,003,752	102,764,130
Information Technology - 0.0%
Software - 0.0%
D-Wave Quantum Inc (b)(c)	909,109	4,981,917
Hut 8 Corp (United States) (b)(c)	446,726	6,589,209
		11,571,126
Materials - 0.0%
Chemicals - 0.0%
Loop Industries Inc (b)	130,607	173,707
Metals & Mining - 0.0%
McEwen Mining Inc (b)(c)	242,880	1,671,014
US Goldmining Inc (b)	12,233	126,979
		1,797,993
TOTAL MATERIALS		1,971,700

TOTAL CANADA		122,430,664
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	909,000	2,736,090
Software - 0.0%
Nukkleus Inc (b)(c)	6,874	107,922
TOTAL CHINA		2,844,012
CZECH REPUBLIC - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Connexa Sports Technologies In (b)(c)	11,664	7,698
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Galecto Inc (b)(c)	4,380	19,184
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	312,488	4,368,582
Paper & Forest Products - 0.0%
Mercer International Inc	239,572	1,883,036
TOTAL GERMANY		6,251,618
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)	2,559,771	7,192,957
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Insurance - 0.0%
Oxbridge Re Holdings Ltd (b)	27,319	98,895
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
GigaCloud Technology Inc Class A (b)(c)	144,945	2,453,919
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Natural Health Trends Corp	45,347	220,386
TOTAL HONG KONG		2,674,305
IRELAND - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	206,115	3,258,678
Pharmaceuticals - 0.0%
Artelo Biosciences Inc (b)	10,330	11,053
TOTAL HEALTH CARE		3,269,731

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)	84,390	4,057,471
TOTAL IRELAND		7,327,202
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)(c)	539,947	8,509,565
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
GlucoTrack Inc (b)(c)	1,081	390
Materials - 0.0%
Chemicals - 0.0%
N2OFF Inc (b)	47,918	20,605
TOTAL ISRAEL		8,530,560
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	708,813	15,806,530
JORDAN - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Jerash Holdings US Inc	34,206	125,194
KOREA (SOUTH) - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Webtoon Entertainment Inc	84,028	759,613
Health Care - 0.0%
Biotechnology - 0.0%
Artiva Biotherapeutics Inc (b)(c)	80,929	335,855
TOTAL KOREA (SOUTH)		1,095,468
MARSHALL ISLANDS REPUBLIC OF - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Heidmar Maritime Holdings Corp (c)	142	324
NETHERLANDS - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (b)	247,066	3,248,918
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (b)	94,191	1,329,035
PUERTO RICO - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (b)	172,528	1,168,015
Liberty Latin America Ltd Class C (b)	669,534	4,492,573
		5,660,588
Financials - 0.2%
Banks - 0.2%
First BanCorp/Puerto Rico	879,551	17,124,858
Ofg Bancorp	249,375	10,595,944
Popular Inc	390,445	39,212,391
		66,933,193
Financial Services - 0.0%
EVERTEC Inc	345,584	12,904,107
TOTAL FINANCIALS		79,837,300

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Unusual Machines Inc /US (c)	23,235	166,827
TOTAL PUERTO RICO		85,664,715
SINGAPORE - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (b)	124,610	2,286,594
Health Care - 0.0%
Pharmaceuticals - 0.0%
Scilex Holding Co (b)	524,167	123,703
Scilex Holding Co (b)(c)(k)	338,415	63,893
		187,596
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	299,931	11,478,359
TOTAL SINGAPORE		13,952,549
SWEDEN - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Autoliv Inc	394,649	38,419,080
Financials - 0.0%
Insurance - 0.0%
SiriusPoint Ltd (b)	501,875	7,698,763
Health Care - 0.0%
Biotechnology - 0.0%
Aprea Therapeutics Inc (b)(c)	24,380	61,925
TOTAL SWEDEN		46,179,768
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc (c)	656,739	6,344,099
Health Care - 0.1%
Biotechnology - 0.1%
CRISPR Therapeutics AG (b)(c)	464,340	20,393,813
TOTAL SWITZERLAND		26,737,912
THAILAND - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)	82,307	1,661,778
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Fabrinet (b)	197,412	39,492,271
TOTAL THAILAND		41,154,049
UNITED KINGDOM - 0.9%
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
Flutter Entertainment PLC (b)	969,442	272,015,732
Soho House & Co Inc Class A (b)(c)	193,982	1,365,633
		273,381,365
Energy - 0.2%
Energy Equipment & Services - 0.2%
TechnipFMC PLC	2,316,700	68,203,648
Health Care - 0.0%
Biotechnology - 0.0%
F-star Therapeutics Inc rights (b)(d)	13,735	0
F-star Therapeutics Inc rights (b)(d)	13,735	0
Zura Bio Ltd Class A (b)(c)	192,646	261,999
		261,999
Health Care Technology - 0.0%
OneMedNet Corp Class A (b)	53,118	47,806
TOTAL HEALTH CARE		309,805

Industrials - 0.0%
Electrical Equipment - 0.0%
TurnOnGreen Inc warrants 7/14/2028 (b)	252,986	192
Machinery - 0.0%
Luxfer Holdings PLC	147,141	1,795,120
TOTAL INDUSTRIALS		1,795,312

TOTAL UNITED KINGDOM		343,690,130
UNITED STATES - 97.7%
Communication Services - 4.1%
Diversified Telecommunication Services - 0.4%
Anterix Inc (b)	102,889	4,012,671
AST SpaceMobile Inc Class A (b)(c)	871,861	23,636,152
Atn International Inc	54,026	933,569
Bandwidth Inc Class A (b)	139,531	2,228,310
Cogent Communications Holdings Inc	229,314	16,755,974
Frontier Communications Parent Inc (b)	1,203,432	43,311,518
GCI Liberty Inc Class A (b)(d)	444,709	4
Globalstar Inc (b)	274,386	5,923,994
IDT Corp Class B	112,567	5,466,254
Iridium Communications Inc	620,896	19,595,478
Lumen Technologies Inc (b)	5,514,927	26,030,455
NextPlat Corp (b)	96,601	94,669
Shenandoah Telecommunications Co	249,619	2,698,381
		150,687,429
Entertainment - 1.5%
AMC Entertainment Holdings Inc Class A (b)(c)	2,034,299	6,713,187
Atlanta Braves Holdings Inc Class A (b)	73,962	3,263,943
Atlanta Braves Holdings Inc Class C (b)	187,019	7,549,957
Cinemark Holdings Inc	578,362	14,811,851
Cineverse Corp (b)	73,383	271,517
CuriosityStream Inc Class A	162,161	416,754
Dolphin Entertainment Inc (b)(c)	46,567	52,155
Endeavor Group Holdings Inc Class A (c)	1,040,251	33,901,780
Eventbrite Inc Class A (b)	420,474	1,025,957
Gaia Inc Class A (b)	90,102	424,380
Gaxos.ai Inc (b)(c)	5,199	6,030
Golden Matrix Group Inc (b)(c)	193,836	407,056
Kartoon Studios Inc (b)(c)	212,311	116,240
Liberty Media Corp-Liberty Formula One Class A (b)	194,584	17,341,326
Liberty Media Corp-Liberty Formula One Class C (b)	1,156,672	111,537,881
Liberty Media Corp-Liberty Live Class A (b)	115,272	8,244,253
Liberty Media Corp-Liberty Live Class C (b)	246,723	18,102,067
Lions Gate Entertainment Corp Class A (b)(c)	308,816	3,078,895
Lions Gate Entertainment Corp Class B (b)	682,244	6,010,570
LiveOne Inc (b)	479,605	371,406
Madison Square Garden Entertainment Corp Class A (b)	225,588	7,789,554
Madison Square Garden Sports Corp Class A (b)	89,846	18,300,732
Marcus Corp/The	137,311	2,518,284
Mega Matrix Inc Class A (c)	187,913	155,235
Motorsport Games Inc Class A (b)(c)	8,148	9,452
Moving Image Technologies Inc (b)	39,858	23,118
Playstudios Inc Class A (b)	591,233	963,710
Playtika Holding Corp	285,281	1,506,284
PodcastOne Inc (b)	39,361	67,307
Reading International Inc Class A (b)	95,866	138,047
Reading International Inc Class B (b)(c)	1,028	5,962
Reservoir Media Inc (b)(c)	189,536	1,484,067
ROBLOX Corp Class A (b)	2,913,714	185,428,759
Roku Inc Class A (b)	696,359	58,152,940
Skillz Inc Class A (b)	64,607	379,889
Snail Inc Class A (b)	11,745	18,792
Sphere Entertainment Co Class A (b)(c)	148,235	6,467,493
TKO Group Holdings Inc Class A	362,632	54,626,884
TruGolf Holdings Inc Class A (b)	19,787	9,003
Vivid Seats Inc Class A (b)(c)	513,418	2,125,551
Warner Music Group Corp Class A	772,188	26,022,736
		599,841,004
Interactive Media & Services - 1.0%
Angi Inc Class A (b)(c)	366,745	616,132
Arena Group Holdings Inc/The (b)	147,785	237,934
Bumble Inc Class A (b)	493,696	2,567,219
BuzzFeed Inc Class A (b)(c)	106,343	227,574
Cargurus Inc Class A (b)	479,014	15,419,461
Cars.com Inc (b)	322,872	4,261,910
DHI Group Inc (b)	200,596	485,442
EverQuote Inc Class A (b)	145,189	3,902,680
fuboTV Inc (b)(c)	1,847,297	5,597,310
Getty Images Holdings Inc Class A (b)(c)	272,261	582,639
Giftify Inc (b)(c)	82,758	141,516
HWH International Inc Class A (b)(c)	10,035	17,461
IAC Inc Class A (b)	382,981	17,701,382
Intelligent Protection Management Corp (b)(c)	33,782	68,577
IZEA Worldwide Inc (b)	66,970	161,398
MediaAlpha Inc Class A (b)	176,328	1,638,087
Nextdoor Holdings Inc Class A (b)	1,088,726	1,927,045
Onfolio Holdings Inc (b)(c)	19,817	26,158
Outbrain Inc (b)	187,396	928,547
Pinterest Inc Class A (b)	3,234,423	119,608,963
PSQ Holdings Inc Class A (b)(c)	121,876	324,190
QuinStreet Inc (b)	305,815	5,987,858
Reddit Inc Class A	554,979	89,784,503
Rumble Inc Class A (b)(c)	451,077	4,204,038
Shutterstock Inc	131,436	2,824,560
Snap Inc Class A (b)	5,820,188	59,656,927
Society Pass Inc (b)	8,832	12,453
Super League Enterprise Inc (b)	37,229	14,184
System1 Inc Class A (b)(c)	109,459	58,013
Travelzoo (b)(c)	38,339	631,443
TripAdvisor Inc Class A (b)	598,512	8,857,978
TrueCar Inc (b)	436,037	1,015,966
Trump Media & Technology Group Corp (b)(c)	496,106	11,956,155
Vimeo Inc Class A (b)	849,923	5,006,046
Yelp Inc Class A (b)	361,782	12,412,740
Zedge Inc Class B (b)	65,099	158,842
Ziff Davis Inc (b)	231,649	9,511,508
ZipRecruiter Inc Class A (b)	404,355	2,264,388
ZoomInfo Technologies Inc (b)	1,484,055	17,304,081
		408,103,308
Media - 1.1%
Advantage Solutions Inc Class A (b)(c)	300,593	754,488
Altice USA Inc Class A (b)	1,343,608	3,842,719
AMC Networks Inc Class A (b)	175,055	1,277,902
Asset Entities Inc Class A (b)(c)	6,686	3,558
Beasley Broadcast Group Inc Class A (b)	5,723	43,380
Boston Omaha Corp (b)	116,558	1,659,786
Cable One Inc	25,073	6,523,493
Cardlytics Inc (b)(c)	279,153	734,172
Clear Channel Outdoor Holdings Inc (b)	1,781,382	2,226,728
comScore Inc (b)	19,191	115,914
Creative Realities Inc (b)	47,492	100,683
Cumulus Media Inc Class A (b)	73,551	52,957
DallasNews Corp Class A	26,812	177,764
Direct Digital Holdings Inc Class A (b)(c)	17,339	16,445
EchoStar Corp Class A (b)	656,770	20,510,927
Emerald Holding Inc	112,956	464,249
Entravision Communications Corp Class A	351,530	783,912
EW Scripps Co/The Class A (b)	330,302	535,089
Fluent Inc (b)	53,986	146,302
Gannett Co Inc (b)	645,539	2,607,978
Gray Media Inc	454,735	1,709,804
Gray Media Inc Class A	5,553	36,372
Harte Hanks Inc (b)	37,255	190,373
Ibotta Inc Class A (b)(c)	36,073	1,204,477
iHeartMedia Inc Class A (b)	623,865	1,104,241
Integral Ad Science Holding Corp (b)	402,120	4,230,302
John Wiley & Sons Inc Class A	231,297	9,224,124
John Wiley & Sons Inc Class B	7,314	285,246
Lee Enterprises Inc (b)(c)	23,284	225,855
Lendway Inc (b)	9,620	37,999
Liberty Broadband Corp Class A (b)	54,451	4,439,390
Liberty Broadband Corp Class C (b)	637,979	52,480,153
LQR House Inc (c)	43,559	67,516
Magnite Inc (b)	680,802	10,736,248
Marchex Inc Class B (b)	198,125	394,269
Mediaco Holding Inc Class A (b)	18,555	21,152
National CineMedia Inc	516,403	3,454,736
New York Times Co/The Class A	882,373	42,433,318
Nexstar Media Group Inc	157,310	26,608,987
PubMatic Inc Class A (b)	217,068	2,307,433
Saga Communications Inc Class A	30,896	347,580
Scholastic Corp	135,149	2,958,412
Sinclair Inc Class A	204,826	2,974,074
Sirius XM Holdings Inc (c)	1,203,031	29,101,320
SPAR Group Inc (b)	83,066	130,414
Stagwell Inc Class A (b)	549,339	3,565,210
Stran & Co Inc (b)(c)	50,388	54,419
TechTarget Inc/old	144,072	2,113,536
TEGNA Inc	863,716	15,719,631
Thryv Holdings Inc (b)	220,946	3,809,109
Townsquare Media Inc Class A	67,316	574,879
Trade Desk Inc (The) Class A (b)	2,451,856	172,414,514
Treasure Global Inc (b)(c)	644	102
Urban One Inc Class A (b)(c)	51,431	70,461
Urban One Inc Class D (b)	74,328	56,266
WideOpenWest Inc (b)	261,731	1,290,334
		438,950,702
Wireless Telecommunication Services - 0.1%
Gogo Inc (b)(c)	323,607	2,372,039
Kore Group Holdings Inc (b)	41,060	102,650
NII Holdings Inc (b)(d)	487,940	5
Spok Holdings Inc	113,997	1,920,849
SurgePays Inc (b)(c)	77,413	99,089
Telephone and Data Systems Inc	523,101	18,883,946
United States Cellular Corp (b)	77,726	5,097,271
		28,475,849
TOTAL COMMUNICATION SERVICES		1,626,058,292

Consumer Discretionary - 11.1%
Automobile Components - 0.6%
Adient PLC (b)	489,814	7,753,756
American Axle & Manufacturing Holdings Inc (b)	631,084	3,130,177
Cooper-Standard Holdings Inc (b)	94,099	1,424,659
Dana Inc	700,166	10,411,468
Dorman Products Inc (b)	147,304	19,364,584
Fox Factory Holding Corp (b)	225,082	6,241,524
Gentex Corp	1,238,617	30,123,165
Gentherm Inc (b)	168,304	5,567,496
Goodyear Tire & Rubber Co/The (b)	1,543,035	14,581,681
Holley Inc Class A (b)	308,191	838,280
LCI Industries	140,980	14,636,544
Lear Corp	297,982	28,007,328
Luminar Technologies Inc Class A (b)(c)	148,715	773,318
Modine Manufacturing Co (b)	286,447	24,221,958
Motorcar Parts of America Inc (b)	106,429	1,149,433
Patrick Industries Inc	184,094	16,678,916
Phinia Inc	228,031	11,244,209
QuantumScape Corp Class A (b)(c)	2,060,064	9,661,700
Solid Power Inc (b)(c)	786,739	967,689
Standard Motor Products Inc	112,087	3,197,842
Stoneridge Inc (b)	138,795	780,028
Strattec Security Corp (b)	20,658	1,027,322
Superior Industries International Inc (b)	117,061	200,174
Sypris Solutions Inc (b)(c)	73,814	135,818
Visteon Corp (b)	150,086	13,015,458
Worksport Ltd (b)(c)	145,816	97,216
XPEL Inc (b)(f)	122,922	4,109,282
		229,341,025
Automobiles - 0.2%
AYRO Inc (b)(c)	30,385	17,228
Cenntro Inc	126,356	93,680
ECD Automotive Design Inc (b)(c)	28,906	24,570
Envirotech Vehicles Inc (b)	74,255	22,863
Faraday Future Intelligent Electric Inc Class A (b)(c)	226,085	307,476
Harley-Davidson Inc	622,416	16,033,436
Lucid Group Inc Class A (b)(c)	6,404,523	14,218,041
Mullen Automotive Inc (b)(c)	37	95
Phoenix Motor Inc (b)(c)	80,412	22,781
Rivian Automotive Inc Class A (b)(c)	3,977,292	47,091,137
Thor Industries Inc	289,030	28,726,692
Volcon Inc (b)(c)	3,232	2,747
Winnebago Industries Inc	157,180	6,351,644
Workhorse Group Inc (b)(c)	141,810	60,553
		112,972,943
Broadline Retail - 0.3%
1stdibs.Com Inc (b)	165,797	610,133
ContextLogic Inc Class A (b)	137,037	1,122,333
Dillard's Inc Class A (c)	16,206	6,305,593
Etsy Inc (b)	615,213	31,492,753
Groupon Inc (b)(c)	132,340	1,471,621
Kohl's Corp	619,530	7,068,837
Macy's Inc	1,509,857	21,666,448
Nordstrom Inc	525,674	12,768,621
Ollie's Bargain Outlet Holdings Inc (b)	335,664	34,744,581
QVC Group Inc Class A (b)	1,950,814	650,987
QVC Group Inc Class B (b)	4,836	48,311
Savers Value Village Inc (b)(c)	148,787	1,112,927
		119,063,145
Distributors - 0.0%
A-Mark Precious Metals Inc	97,746	2,656,737
AMCON Distributing Co	871	114,963
Cheetah Net Supply Chain Service Inc Class A (b)(c)	9,272	17,524
Educational Development Corp (b)	33,540	48,633
Kaival Brands Innovations Group Inc (b)(c)	10,755	8,889
Weyco Group Inc	38,967	1,355,272
		4,202,018
Diversified Consumer Services - 1.0%
ADT Inc	1,927,967	15,790,050
Adtalem Global Education Inc (b)	206,700	21,147,477
Allurion Technologies Inc (b)(c)	11,417	36,306
American Public Education Inc (b)	96,066	2,032,757
Amesite Inc (b)(c)	10,224	24,538
Beachbody Co Inc/The Class A (b)(c)	15,873	124,921
Bright Horizons Family Solutions Inc (b)	316,737	41,068,119
Carriage Services Inc	69,390	2,783,233
Chegg Inc (b)	562,378	612,992
Coursera Inc (b)	672,004	5,322,272
Duolingo Inc Class A (b)	206,752	64,521,097
European Wax Center Inc Class A (b)	179,308	1,165,502
Frontdoor Inc (b)	411,245	18,703,423
Graham Holdings Co Class B	18,265	17,968,559
Grand Canyon Education Inc (b)	156,882	28,210,521
H&R Block Inc	745,599	40,642,601
KinderCare Learning Cos Inc (b)	130,464	2,538,829
Laureate Education Inc (b)	727,887	14,514,067
Legacy Education Inc (c)	14,368	105,174
Lincoln Educational Services Corp (b)	157,292	2,886,308
Mister Car Wash Inc (b)	507,743	4,310,738
Nerdy Inc Class A (b)	434,791	660,882
Perdoceo Education Corp	335,758	8,595,405
Regis Corp (b)	11,536	259,445
Service Corp International/US	787,106	63,755,586
Strategic Education Inc	131,973	10,627,786
Stride Inc (b)	233,333	31,919,954
Udemy Inc (b)	484,689	4,672,402
Universal Technical Institute Inc (b)	233,379	6,590,623
Wag! Group Co (b)(c)	73,965	19,008
WW International Inc (b)(c)	434,101	277,825
XWELL Inc (b)(c)	28,393	30,664
		411,919,064
Hotels, Restaurants & Leisure - 3.5%
Accel Entertainment Inc Class A (b)	294,198	3,168,512
Allied Gaming & Entertainment Inc (b)	116,998	127,528
Aramark	1,434,200	53,137,110
Ark Restaurants Corp	10,920	118,482
Biglari Holdings Inc Class A (b)	380	449,920
Biglari Holdings Inc Class B (b)(c)	3,406	834,879
BJ's Restaurants Inc (b)	124,105	4,732,124
Bloomin' Brands Inc	411,006	3,855,236
Boyd Gaming Corp	360,706	27,507,440
Brinker International Inc (b)	241,775	39,851,773
BT Brands Inc (b)(c)	15,471	27,384
Canterbury Park Holding Corp	13,593	288,443
Cava Group Inc (b)	442,360	42,037,471
Century Casinos Inc (b)	146,352	383,442
Cheesecake Factory Inc/The	259,153	14,002,037
Choice Hotels International Inc (c)	121,170	17,362,449
Churchill Downs Inc	399,419	47,331,152
Cracker Barrel Old Country Store Inc	120,619	5,462,835
Dave & Buster's Entertainment Inc (b)(c)	170,636	3,564,586
Denny's Corp (b)	275,477	1,369,121
Dine Brands Global Inc	83,455	2,093,051
DoorDash Inc Class A (b)	1,822,893	361,734,887
DraftKings Inc Class A (b)	2,659,933	116,664,661
Dutch Bros Inc Class A (b)	620,551	49,122,817
El Pollo Loco Holdings Inc (b)	128,237	1,445,872
Empire Resorts Inc (b)(d)	10,999	0
Everi Holdings Inc (b)	466,216	6,419,794
FAT Brands Inc Class A	9,554	31,432
FAT Brands Inc Class B	22,231	71,362
First Watch Restaurant Group Inc (b)(c)	220,777	4,706,966
Flanigan's Enterprises Inc (c)	3,593	89,106
Full House Resorts Inc (b)	174,068	837,267
GAN Ltd (b)	217,886	385,658
GEN Restaurant Group Inc Class A (b)	23,856	138,365
Global Business Travel Group I Class A (b)	458,622	3,811,149
Golden Entertainment Inc	111,705	3,472,908
Good Times Restaurants Inc (b)	46,522	117,235
Hall of Fame Resort & Entertainment Co (b)(c)	18,757	17,262
High Roller Technologies Inc (b)(c)	6,858	25,649
Hilton Grand Vacations Inc (b)	336,342	14,429,072
Hyatt Hotels Corp Class A	230,060	32,426,957
Inspirato Inc Class A (b)(c)	27,308	110,870
Inspired Entertainment Inc (b)	130,475	1,406,521
Jack in the Box Inc (c)	103,822	3,990,918
Krispy Kreme Inc (c)	462,848	2,874,286
Kura Sushi USA Inc Class A (b)	31,613	1,966,329
Life Time Group Holdings Inc (b)	393,281	11,979,339
Light & Wonder Inc Class A (b)	480,804	53,600,030
Lindblad Expeditions Holdings Inc (b)	201,429	2,249,962
Lottery.com Inc (b)(c)	18,630	26,082
Lucky Strike Entertainment Corp Class A (c)	144,055	1,538,507
Marriott Vacations Worldwide Corp	174,575	13,169,938
Monarch Casino & Resort Inc	68,709	6,292,370
Nathan's Famous Inc	15,148	1,543,733
Noodles & Co Class A (b)	166,551	236,502
ONE Group Hospitality Inc/The (b)	133,179	434,164
Papa John's International Inc	181,903	8,249,301
Penn Entertainment Inc (b)	812,315	17,472,896
Pinstripes Holdings Inc Class A (b)(c)	122,875	29,490
Planet Fitness Inc Class A (b)	457,816	42,370,871
Playa Hotels & Resorts NV (b)	492,937	6,580,709
PlayAGS Inc (b)	208,352	2,525,226
Portillo's Inc Class A (b)(c)	314,073	4,387,600
Potbelly Corp (b)	137,197	1,749,262
Rave Restaurant Group Inc (b)	67,952	218,126
Rci Hospitality Holdings Inc	44,863	2,232,832
Red Robin Gourmet Burgers Inc (b)	80,493	453,176
Red Rock Resorts Inc Class A	268,538	13,418,844
Rush Street Interactive Inc Class A (b)	452,542	5,276,640
Sabre Corp (b)	2,086,255	8,616,233
Serve Robotics Inc (c)	81,444	733,810
Shake Shack Inc Class A (b)	217,871	23,660,791
Sharplink Gaming Inc (c)	16,097	5,955
Six Flags Entertainment Corp	512,123	22,518,048
Sonder Holdings Inc (b)(c)	54,122	150,459
Sweetgreen Inc Class A (b)	562,339	12,798,836
Target Hospitality Corp (b)	182,884	1,025,979
Texas Roadhouse Inc	362,998	66,824,302
Travel + Leisure Co	376,462	21,014,109
Twin Hospitality Group Inc (c)	4,831	39,807
United Parks & Resorts Inc (b)(c)	154,797	7,817,249
Vacasa Inc Class A (b)	30,998	158,710
Vail Resorts Inc	205,100	32,608,849
Wendy's Co/The	943,329	14,621,600
Wingstop Inc	159,018	37,334,246
Wyndham Hotels & Resorts Inc	423,051	45,829,115
Xponential Fitness Inc Class A (b)	128,526	1,697,828
Yoshiharu Global Co Class A (b)(c)	2,837	28,143
		1,367,521,987
Household Durables - 1.3%
Algorhythm Holdings Inc (b)	39	93
Aterian Inc (b)(c)	29,810	61,409
Bassett Furniture Industries Inc	44,866	708,883
Beazer Homes USA Inc (b)	155,163	3,460,135
Cavco Industries Inc (b)	44,016	23,087,712
Century Communities Inc	150,217	10,429,566
Champion Homes Inc (b)	289,651	29,689,228
Cricut Inc Class A (c)	271,006	1,463,432
Dream Finders Homes Inc Class A (b)(c)	148,494	3,550,492
Emerson Radio Corp (b)(c)	11,866	5,459
Ethan Allen Interiors Inc	123,655	3,524,168
Flexsteel Industries Inc	19,496	877,125
Gopro Inc Class A (b)	688,448	513,858
Green Brick Partners Inc (b)	166,814	9,963,800
Hamilton Beach Brands Holding Co Class A	32,646	636,271
Helen of Troy Ltd (b)	124,533	6,853,051
Hooker Furnishings Corp	57,482	751,290
Hovnanian Enterprises Inc Class A (b)	25,753	2,619,338
Installed Building Products Inc	126,096	21,612,854
iRobot Corp (b)(c)	166,833	1,212,876
KB Home	382,649	23,341,589
Koss Corp (b)(c)	29,218	161,576
La-Z-Boy Inc	227,635	10,298,207
Landsea Homes Corp Class A (b)	97,313	692,869
Legacy Housing Corp (b)	60,285	1,488,437
Leggett & Platt Inc	745,029	6,831,916
LGI Homes Inc (b)	112,133	8,233,926
Lifetime Brands Inc	72,601	362,279
Live Ventures Inc (b)	6,119	49,197
Lovesac Co/The (b)	80,702	1,690,707
M/I Homes Inc (b)	147,694	17,299,398
Meritage Homes Corp	400,393	29,016,481
Newell Brands Inc	2,262,448	14,524,916
Nova Lifestyle Inc (b)	8,776	5,256
Purple Innovation Inc Class A (b)	313,591	266,301
Smith Douglas Homes Corp Class A (b)(c)	47,864	1,013,281
Somnigroup International Inc	945,214	60,380,270
Sonos Inc (b)	661,256	8,741,804
Star Equity Holdings Inc (b)	9,568	21,767
Taylor Morrison Home Corp (b)	562,216	34,654,994
Toll Brothers Inc	552,059	61,631,867
TopBuild Corp (b)	160,261	49,102,368
Traeger Inc (b)	347,313	805,766
Tri Pointe Homes Inc (b)	508,677	16,104,714
United Homes Group Inc Class A (b)	11,420	42,482
Universal Electronics Inc (b)	56,903	443,274
VOXX International Corp Class A (b)(c)	42,037	313,176
Whirlpool Corp	300,097	30,546,874
Yunhong Green CTI Ltd (b)	40,090	24,495
		499,111,227
Leisure Products - 0.4%
Acushnet Holdings Corp	148,458	9,545,849
American Outdoor Brands Inc (b)	70,698	1,124,098
AMMO Inc (b)	484,992	775,987
Brunswick Corp/DE	359,379	21,868,212
Clarus Corp	160,190	736,874
Escalade Inc	45,335	690,452
Funko Inc Class A (b)	195,934	2,413,907
Interactive Strength Inc (b)(c)	157	403
JAKKS Pacific Inc	47,766	1,293,503
Johnson Outdoors Inc Class A	30,401	817,787
Latham Group Inc (b)	213,971	1,264,569
Malibu Boats Inc Class A (b)	107,070	3,573,997
Marine Products Corp	67,571	581,111
MasterCraft Boat Holdings Inc (b)	68,943	1,212,018
Mattel Inc (b)	1,840,564	39,204,013
Peloton Interactive Inc Class A (b)(c)	1,973,648	14,861,569
Polaris Inc	289,582	13,008,023
Sacks Parente Golf Inc (b)(c)	3,451	720
Smith & Wesson Brands Inc	245,079	2,661,558
Solo Brands Inc Class A (b)(c)	155,480	116,004
SRM Entertainment Inc (b)(c)	19,040	7,742
Sturm Ruger & Co Inc	91,313	3,603,211
Topgolf Callaway Brands Corp (b)	790,483	5,161,854
Twin Vee PowerCats Co (b)(c)	32,801	13,940
YETI Holdings Inc (b)	460,465	16,410,973
		140,948,374
Specialty Retail - 3.1%
1-800-Flowers.com Inc Class A (b)(c)	140,809	971,582
Abercrombie & Fitch Co Class A (b)	277,776	28,608,150
Academy Sports & Outdoors Inc	390,064	19,343,274
Advance Auto Parts Inc	323,180	11,925,342
aka Brands Holding Corp (b)(c)	3,591	51,244
America's Car-Mart Inc/TX (b)	42,073	1,761,176
American Eagle Outfitters Inc	949,370	12,427,253
Arhaus Inc Class A (c)	289,697	2,757,915
Arko Corp	381,637	1,721,183
Asbury Automotive Group Inc (b)	105,798	28,396,183
AutoNation Inc (b)	142,029	25,901,829
BARK Inc (b)	660,775	1,116,710
Barnes & Noble Education Inc (b)(c)	84,616	825,852
Bath & Body Works Inc	1,196,196	43,338,181
Beyond Inc (b)(c)	219,451	1,402,292
Big 5 Sporting Goods Corp	119,766	136,533
Boot Barn Holdings Inc (b)	165,929	20,314,687
Brilliant Earth Group Inc Class A (b)	70,162	97,525
Buckle Inc/The	162,742	6,517,817
Build-A-Bear Workshop Inc	65,887	2,696,096
Burlington Stores Inc (b)	343,226	85,576,540
Caleres Inc	193,034	3,119,429
Camping World Holdings Inc Class A	325,842	6,350,661
Carparts Com Inc (b)	279,864	271,300
Carvana Co Class A (b)	644,371	150,202,881
Cato Corp/The Class A	87,730	269,331
Chewy Inc Class A (b)	897,886	33,455,232
Children's Place Inc/The (b)(c)	119,702	997,716
Citi Trends Inc (b)	40,966	1,008,993
Designer Brands Inc Class A (c)	220,059	884,637
Destination XL Group Inc (b)(c)	283,882	650,090
Dick's Sporting Goods Inc	315,715	71,067,447
Duluth Holdings Inc Class B (b)	72,896	200,464
Envela Corp (b)	37,699	238,635
EVgo Inc Class A (b)	550,633	1,459,177
Five Below Inc (b)	301,900	26,232,091
Floor & Decor Holdings Inc Class A (b)	585,969	56,622,184
Foot Locker Inc (b)	447,585	7,752,172
GameStop Corp Class A (b)(c)	2,215,857	55,485,059
Gap Inc/The	1,206,702	27,283,532
Genesco Inc (b)	56,143	2,053,150
Group 1 Automotive Inc	70,952	32,608,120
Grove Collaborative Holdings Class A (b)(c)	114,720	189,288
GrowGeneration Corp (b)	304,309	346,912
Guess? Inc (c)	154,471	1,569,425
Haverty Furniture Cos Inc	75,757	1,729,532
Haverty Furniture Cos Inc Class A	1,261	28,360
J Jill Inc	38,893	921,764
Kirklands Inc (b)(c)	67,013	91,808
Lands' End Inc (b)	65,537	772,026
Lazydays Holdings Inc (b)(c)	65,723	33,519
Leslie's Inc (b)	1,002,408	1,042,504
Lithia Motors Inc Class A	145,526	50,124,975
Lulu's Fashion Lounge Holdings Inc (b)	90,849	61,868
MarineMax Inc (b)	107,971	2,737,065
Monro Inc	163,146	2,905,630
Murphy USA Inc	100,319	47,073,688
National Vision Holdings Inc (b)	429,831	5,463,152
Nxu Inc Class A (b)(c)	63,539	16,565
ODP Corp/The (b)	164,020	2,552,151
OneWater Marine Inc Class A (b)(c)	67,784	1,122,503
Penske Automotive Group Inc	100,363	16,934,249
Petco Health & Wellness Co Inc Class A (b)	475,852	1,280,042
PetMed Express Inc (b)(c)	110,910	490,222
RealReal Inc/The (b)(c)	505,429	3,447,026
Rent the Runway Inc Class A (b)(c)	11,865	61,342
Revolve Group Inc Class A (b)	207,745	5,517,707
RH (b)	81,343	26,198,140
RumbleON Inc Class B (b)	121,144	510,016
Sally Beauty Holdings Inc (b)	553,219	4,990,035
Shoe Carnival Inc	96,017	2,125,816
Signet Jewelers Ltd	239,832	12,548,010
Sleep Number Corp (b)	121,793	1,713,628
Sonic Automotive Inc Class A	79,678	5,430,852
Sportsman's Warehouse Holdings Inc (b)	203,253	278,457
Stitch Fix Inc Class A (b)	567,506	2,684,303
Tandy Leather Factory Inc	23,311	76,926
ThredUp Inc Class A (b)	465,242	1,097,971
Tile Shop Holdings Inc (b)	126,576	958,180
Tilly's Inc Class A (b)	123,441	469,076
Torrid Holdings Inc (b)(c)	62,882	377,292
Upbound Group Inc	265,355	6,851,466
Urban Outfitters Inc (b)	306,093	17,811,552
Valvoline Inc (b)	699,551	25,799,441
Victoria's Secret & Co (b)	427,774	11,434,399
Warby Parker Inc Class A (b)	485,605	12,009,012
Wayfair Inc Class A (b)(c)	541,447	21,414,229
Williams-Sonoma Inc	688,100	133,890,499
Winmark Corp	15,716	5,281,912
Xcel Brands Inc (b)(c)	52,117	15,625
Zumiez Inc (b)	84,282	1,201,861
		1,215,781,686
Textiles, Apparel & Luxury Goods - 0.7%
Allbirds Inc Class A (b)(c)	29,206	191,883
Capri Holdings Ltd (b)	639,401	14,054,034
Carter's Inc	196,669	8,116,530
Charles & Colvard Ltd (b)	7,971	9,803
Columbia Sportswear Co	174,125	15,121,015
Crocs Inc (b)	318,106	31,673,814
Crown Crafts Inc	53,307	217,493
Culp Inc (b)	57,737	306,006
Figs Inc Class A (b)	702,789	3,211,746
Forward Industries Inc (b)(c)	2,848	13,613
Fossil Group Inc (b)	265,646	403,782
G-III Apparel Group Ltd (b)	209,844	5,680,477
Hanesbrands Inc (b)	1,914,322	11,543,362
Kontoor Brands Inc	269,568	17,532,703
Lakeland Industries Inc	37,475	884,410
Levi Strauss & Co Class A	534,842	9,611,111
Movado Group Inc	88,983	1,718,262
Oxford Industries Inc	80,095	4,968,293
PLBY Group Inc (b)(c)	366,707	568,396
PVH Corp	305,018	22,827,547
Rocky Brands Inc	40,529	824,360
Skechers USA Inc Class A (b)	718,403	43,815,399
Steven Madden Ltd	391,571	12,839,613
Superior Group of Cos Inc	62,891	898,712
Under Armour Inc Class A (b)	1,017,175	6,926,962
Under Armour Inc Class C (b)	718,980	4,565,523
Unifi Inc (b)	84,680	480,136
Vera Bradley Inc (b)(c)	112,539	369,128
VF Corp	1,808,081	45,075,459
Vince Holding Corp (b)(c)	19,850	55,382
Wolverine World Wide Inc	435,662	6,443,441
		270,948,395
TOTAL CONSUMER DISCRETIONARY		4,371,809,864

Consumer Staples - 3.0%
Beverages - 0.3%
Boston Beer Co Inc/The Class A (b)	46,741	11,394,054
Celsius Holdings Inc (b)(c)	857,130	22,019,670
Coca-Cola Consolidated Inc	32,199	45,629,847
Eastside Distilling Inc (b)(c)	5,006	3,842
Fresh Vine Wine Inc (b)(c)	60,867	33,446
MGP Ingredients Inc	76,571	2,506,935
National Beverage Corp	127,318	5,071,076
Primo Brands Corp Class A	859,884	28,969,492
Splash Beverage Group Inc (b)(c)	229,593	36,735
Vita Coco Co Inc/The (b)	212,300	6,887,012
Willamette Valley Vineyards Inc (b)	19,334	119,097
Zevia PBC Class A (b)	291,897	712,229
		123,383,435
Consumer Staples Distribution & Retail - 1.4%
Albertsons Cos Inc	2,198,890	46,264,646
Andersons Inc/The	174,213	7,452,832
BJ's Wholesale Club Holdings Inc (b)	722,446	73,154,882
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	89,331	1
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	89,331	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	89,331	1
Casey's General Stores Inc	202,241	83,770,245
Chefs' Warehouse Inc/The (b)	186,848	11,692,948
Grocery Outlet Holding Corp (b)	529,034	6,279,634
Guardian Pharmacy Services Inc Class A (b)(c)	50,263	1,005,260
HF Foods Group Inc (b)	215,840	412,254
Ingles Markets Inc Class A	79,793	4,902,482
Maison Solutions Inc (b)	13,273	15,661
Mangoceuticals Inc (b)(c)	6,397	26,420
Maplebear Inc (b)	885,987	36,405,206
Natural Grocers by Vitamin Cottage Inc	56,829	2,525,481
Performance Food Group Co (b)	846,666	72,085,143
PriceSmart Inc	134,825	12,052,007
Reborn Coffee Inc (b)(c)	11,468	52,294
SpartanNash Co	186,024	3,755,825
Sprouts Farmers Market Inc (b)	544,515	80,806,026
United Natural Foods Inc (b)	326,117	10,367,259
US Foods Holding Corp (b)	1,266,057	90,750,966
Village Super Market Inc Class A	36,734	1,157,121
Weis Markets Inc	89,361	6,610,927
		551,545,521
Food Products - 0.8%
Alico Inc	30,124	884,742
Arcadia Biosciences Inc (b)	7,308	28,574
B&G Foods Inc (c)	441,522	2,949,367
Barfresh Food Group Inc (b)(c)	45,282	169,355
Benson Hill Inc Class A (b)(c)	20,581	17,187
Better Choice Co Inc (b)(c)	7,635	12,521
Beyond Meat Inc (b)(c)	381,294	1,204,889
BranchOut Food Inc (b)(c)	22,827	42,572
BRC Inc Class A (b)(c)	249,335	643,284
Bridgford Foods Corp (b)	9,868	100,358
Cal-Maine Foods Inc	222,361	20,099,211
Calavo Growers Inc	91,631	2,100,183
CIMG Inc (b)(c)	7,859	4,706
Coffee Holding Co Inc (b)	28,218	166,204
Darling Ingredients Inc (b)	867,127	31,294,613
Edible Garden AG Inc (b)(c)	15,158	2,409
Farmer Bros Co (b)	113,182	340,678
Flowers Foods Inc	1,065,471	19,966,927
Fresh Del Monte Produce Inc	185,562	5,657,785
Freshpet Inc (b)	263,915	28,246,822
Hain Celestial Group Inc (b)	491,323	1,758,936
Ingredion Inc	354,482	46,298,894
J & J Snack Foods Corp	84,315	11,082,364
John B Sanfilippo & Son Inc	48,926	3,457,600
Laird Superfood Inc (b)	44,169	276,056
Lancaster Colony Corp	104,888	20,049,866
Lifeway Foods Inc (b)	28,454	601,802
Limoneira Co	85,367	1,881,489
Local Bounti Corp (b)(c)	22,489	51,500
Mama's Creations Inc (b)(c)	184,459	1,127,967
Mission Produce Inc (b)	237,246	2,929,988
Pilgrim's Pride Corp (c)	219,306	11,928,053
Post Holdings Inc (b)	258,550	29,348,011
Real Good Food Co Inc/The Class A (b)	1	1
Rocky Mountain Chocolate Factory Inc (b)	27,859	44,296
S&W Seed Co (b)(c)	6,333	51,614
Sadot Group Inc (b)	21,292	73,457
Seaboard Corp	1,379	3,864,110
Seneca Foods Corp Class A (b)	26,356	2,140,107
Seneca Foods Corp Class B (b)	16	1,320
Simply Good Foods Co/The (b)	496,218	18,732,230
SOW GOOD INC (b)(c)	7,445	16,975
Tootsie Roll Industries Inc Class A	90,283	2,797,870
TreeHouse Foods Inc (b)	250,612	7,889,266
Utz Brands Inc Class A	392,346	5,343,753
Vital Farms Inc (b)	166,720	5,520,099
Westrock Coffee Co (b)(c)	196,002	1,250,493
WK Kellogg Co	360,665	7,148,380
		299,598,884
Household Products - 0.2%
Central Garden & Pet Co (b)(c)	50,476	1,781,298
Central Garden & Pet Co Class A	283,281	8,917,686
Energizer Holdings Inc	354,230	10,885,488
Oil-Dri Corp of America	56,433	2,489,260
Reynolds Consumer Products Inc	297,646	7,286,374
Spectrum Brands Holdings Inc	153,366	11,876,663
WD-40 Co	73,597	17,561,716
		60,798,485
Personal Care Products - 0.3%
AXIL Brands Inc (b)(c)	17,104	139,510
Beauty Health Co/The Class A (b)	439,762	646,450
BellRing Brands Inc (b)	701,162	51,381,152
Coty Inc Class A (b)	1,981,493	11,274,695
Edgewell Personal Care Co	264,001	8,308,111
elf Beauty Inc (b)(c)	307,436	21,597,379
FitLife Brands Inc (b)	21,151	317,477
Herbalife Ltd (b)	543,723	4,512,901
Honest Co Inc/The (b)	389,305	2,102,247
Interparfums Inc	97,366	13,526,085
Lifevantage Corp	57,406	985,661
Mannatech Inc (b)	4,996	56,455
Medifast Inc (b)	57,629	827,552
Natural Alternatives International Inc (b)	24,561	97,753
Nature's Sunshine Products Inc (b)	65,528	954,743
Nu Skin Enterprises Inc Class A	295,183	2,337,849
Olaplex Holdings Inc (b)	627,198	909,437
PMGC Holdings Inc (b)(c)	226	281
Safety Shot Inc (b)(c)	258,712	128,606
Synergy CHC Corp (b)(c)	5,749	22,076
United-Guardian Inc	16,652	172,681
Upexi Inc (b)(c)	3,813	12,202
USANA Health Sciences Inc (b)	59,449	1,759,096
		122,070,399
Tobacco - 0.0%
22nd Century Group Inc (b)(c)	308	591
Ispire Technology Inc (b)(c)	105,272	498,989
Turning Point Brands Inc	96,182	6,761,595
Universal Corp/VA	134,645	7,218,318
		14,479,493
TOTAL CONSUMER STAPLES		1,171,876,217

Energy - 3.9%
Energy Equipment & Services - 0.8%
Archrock Inc	951,338	25,800,287
Aris Water Solutions Inc Class A	144,370	4,541,880
Atlas Energy Solutions Inc (c)	390,325	7,564,499
Bristow Group Inc (b)	133,401	4,941,173
Cactus Inc Class A	361,996	19,019,270
ChampionX Corp	1,042,665	31,071,417
Core Laboratories Inc (c)	251,619	3,681,186
Dawson Geophysical Co (c)	32,682	45,100
DMC Global Inc (b)	94,460	801,021
Drilling Tools International Corp (b)	33,542	108,341
Energy Services of America Corp (c)	60,261	642,985
Expro Group Holdings NV (b)	572,551	6,807,631
Forum Energy Technologies Inc (b)	56,715	1,058,302
Geospace Technologies Corp (b)	65,455	528,876
Gulf Island Fabrication Inc (b)	67,237	437,041
Helix Energy Solutions Group Inc (b)	772,711	6,660,769
Helmerich & Payne Inc	538,152	14,266,410
Innovex International Inc (b)	207,044	3,790,976
KLX Energy Services Holdings Inc (b)(c)	75,130	350,857
Kodiak Gas Services Inc	212,784	9,149,712
Liberty Energy Inc Class A	888,838	15,350,232
Mammoth Energy Services Inc (b)	127,840	313,208
MIND Technology Inc (b)	44,306	357,106
Nabors Industries Ltd (b)	48,312	1,941,659
Natural Gas Services Group Inc (b)	51,672	1,328,487
NCS Multistage Holdings Inc (b)	4,240	114,183
Nine Energy Service Inc (b)(c)	107,413	117,080
Noble Corp PLC	715,867	18,540,955
NOV Inc	2,138,594	31,907,822
NPK International Inc (b)	468,934	2,860,497
Oceaneering International Inc (b)	547,964	12,104,525
Oil States International Inc (b)	319,543	1,738,314
Patterson-UTI Energy Inc	1,969,607	16,367,434
ProFrac Holding Corp Class A (b)(c)	122,125	878,079
ProPetro Holding Corp (b)	429,370	3,623,883
Ranger Energy Services Inc Class A	84,086	1,405,077
RPC Inc	453,052	2,528,030
SEACOR Marine Holdings Inc (b)	132,906	769,526
Select Water Solutions Inc Class A	509,074	6,175,068
Smart Sand Inc	162,844	351,743
Solaris Energy Infrastructure Inc Class A	188,502	6,437,343
TETRA Technologies Inc (b)	643,401	2,438,490
Tidewater Inc (b)	261,156	11,913,937
Transocean Ltd (b)(c)	4,239,415	12,506,274
Valaris Ltd (b)	356,220	12,717,054
Weatherford International PLC	394,445	24,420,090
		330,473,829
Oil, Gas & Consumable Fuels - 3.1%
Aemetis Inc (b)(c)	245,857	442,543
American Carbon Corp (d)	73,031	1
American Resources Corp (b)(c)	286,158	184,000
Amplify Energy Corp (b)	204,387	991,277
Antero Midstream Corp	1,833,197	31,072,689
Antero Resources Corp (b)	1,593,226	58,471,394
Barnwell Industries Inc (b)	25,832	37,738
Battalion Oil Corp (b)(c)	20,383	30,982
Berry Corp	436,022	1,774,610
California Resources Corp	388,367	17,328,936
Calumet Inc (c)	372,603	5,339,401
Centrus Energy Corp Class A (b)(c)	78,284	7,102,707
Cheniere Energy Inc	1,221,781	279,250,265
Chord Energy Corp	334,007	38,177,000
Civitas Resources Inc	481,007	18,441,808
Clean Energy Fuels Corp (b)	957,609	1,953,522
Clean Energy Technologies Inc (b)	89,222	40,551
CNX Resources Corp (b)	814,162	23,529,282
Comstock Inc (b)(c)	105,887	254,129
Comstock Resources Inc (b)	491,978	8,845,764
Core Natural Resources Inc	278,800	20,700,900
Crescent Energy Co Class A (c)	957,986	12,089,783
CVR CHC LP (c)	186,376	3,433,046
Delek US Holdings Inc	342,247	5,578,626
Dorian LPG Ltd	197,867	4,028,572
DT Midstream Inc	528,874	50,819,503
Empire Petroleum Corp (b)(c)	144,155	994,670
EON Resources Inc Class A (b)(c)	43,792	24,081
Epsilon Energy Ltd	123,216	813,226
Evolution Petroleum Corp	165,600	834,624
Excelerate Energy Inc Class A	89,586	2,748,498
Expand Energy Corp	1,146,363	113,352,373
FutureFuel Corp	145,013	655,459
Gevo Inc (b)(c)	1,238,048	1,745,648
Granite Ridge Resources Inc	292,220	1,715,331
Green Plains Inc (b)	350,581	2,057,910
Gulfport Energy Corp (b)	67,185	11,408,013
Hallador Energy Co (b)	176,355	1,703,589
HF Sinclair Corp	878,003	30,967,166
HighPeak Energy Inc Class A (c)	137,425	1,775,531
Houston American Energy Corp (b)(c)	74,999	85,499
International Seaways Inc	220,102	7,336,000
Kinetik Holdings Inc Class A	204,258	11,916,412
Lightbridge Corp (b)(c)	86,161	934,847
Magnolia Oil & Gas Corp Class A (c)	1,044,584	24,453,711
Matador Resources Co	631,039	33,028,581
Mexco Energy Corp	4,450	50,330
Murphy Oil Corp	747,213	19,793,672
NACCO Industries Inc Class A	19,901	642,404
New Fortress Energy Inc Class A	573,909	5,739,090
NextDecade Corp (b)	746,918	6,139,666
NextNRG Inc (b)	4,707	13,367
Northern Oil & Gas Inc	540,788	17,034,822
OPAL Fuels Inc Class A (b)	125,468	313,670
Ovintiv Inc	1,420,098	61,717,459
Par Pacific Holdings Inc (b)	305,911	4,395,941
PBF Energy Inc Class A	537,902	11,527,240
Peabody Energy Corp	659,529	9,094,905
PEDEVCO Corp (b)	142,052	107,960
Permian Resources Corp Class A	3,473,043	48,935,176
PHX Minerals Inc Class A	158,628	640,857
Prairie Operating Co (b)(c)	92,449	669,331
PrimeEnergy Resources Corp (b)	2,950	577,905
Range Resources Corp	1,314,188	48,782,659
REX American Resources Corp (b)	83,715	3,233,073
Riley Exploration Permian Inc	49,242	1,554,078
Ring Energy Inc (b)	616,786	789,486
Sable Offshore Corp (b)(c)	343,713	9,751,138
SandRidge Energy Inc	171,246	2,003,578
Sitio Royalties Corp Class A	431,563	8,631,260
SM Energy Co	622,266	20,354,321
Stabilis Solutions Inc (b)(c)	22,377	122,402
Summit Midstream Corp	49,875	2,245,373
Talos Energy Inc (b)	671,423	6,042,807
Trio Petroleum Corp (b)(c)	10,365	14,511
Uranium Energy Corp (b)(c)	2,233,622	12,508,283
US Energy Corp (b)(c)	57,313	93,993
VAALCO Energy Inc	564,100	2,256,400
Verde Clean Fuels Inc Class A (b)	18,661	77,070
Viper Energy Inc Class A	694,679	32,351,201
Vital Energy Inc (b)(c)	147,521	3,940,286
Vitesse Energy Inc	135,473	3,483,011
Vivakor Inc (b)(c)	71,185	58,372
W&T Offshore Inc	517,237	863,786
World Kinect Corp	314,764	9,424,034
		1,194,445,115
TOTAL ENERGY		1,524,918,944

Financials - 18.1%
Banks - 6.0%
1895 Bancorp of Wisconsin Inc (b)	30,349	307,739
1st Source Corp	91,826	5,959,507
ACNB Corp	46,569	1,907,932
Affinity Bancshares Inc	26,269	518,550
Amalgamated Financial Corp	113,440	3,681,128
Amerant Bancorp Inc Class A	192,856	4,427,974
Ameris Bancorp	350,429	22,630,705
AmeriServ Financial Inc	77,970	202,722
Ames National Corp	49,880	936,248
Arrow Financial Corp	78,636	2,125,531
Associated Banc-Corp	881,540	21,906,269
Atlantic Union Bankshares Corp	494,786	17,649,017
Auburn National BanCorp Inc	11,948	256,643
Axos Financial Inc (b)	294,306	19,659,641
Banc of California Inc	746,237	11,096,544
BancFirst Corp	107,849	12,872,857
Bancorp Inc/The (b)	260,312	14,530,616
Bank First Corp	49,112	5,143,991
Bank of Hawaii Corp	218,861	15,806,141
Bank of Marin Bancorp	79,619	1,941,111
Bank of the James Financial Group Inc	21,325	279,997
Bank OZK	575,964	27,652,032
Bank7 Corp	22,160	913,435
BankFinancial Corp	58,630	776,261
BankUnited Inc	405,612	15,242,899
Bankwell Financial Group Inc	35,953	1,139,351
Banner Corp	187,280	12,918,574
Bar Harbor Bankshares	83,163	2,671,196
BayCom Corp	55,252	1,519,430
Bayfirst Financial Corp	19,059	351,829
BCB Bancorp Inc	84,799	859,014
Berkshire Hills Bancorp Inc	228,574	6,512,073
Blue Foundry Bancorp (b)	100,983	1,002,761
Blue Ridge Bankshares Inc (b)	234,389	860,208
Bogota Financial Corp (b)	18,594	148,008
BOK Financial Corp	121,735	13,264,246
Bridgewater Bancshares Inc (b)	104,229	1,511,321
Broadway Financial Corp/DE (b)	25,527	193,750
Brookline Bancorp Inc	484,963	5,722,563
Burke & Herbert Financial Services Corp	71,430	4,454,375
Business First Bancshares Inc	150,714	3,998,442
BV Financial Inc (b)	51,416	806,717
Byline Bancorp Inc	133,953	3,823,019
C&F Financial Corp	16,432	1,309,630
Cadence Bank	1,001,559	33,211,696
California BanCorp (b)	122,541	1,959,431
Camden National Corp	79,338	3,489,285
Capital Bancorp Inc	63,663	1,942,358
Capital City Bank Group Inc	74,486	2,763,431
Capitol Federal Financial Inc	670,864	3,971,515
Carter Bankshares Inc (b)	124,675	2,161,865
Carver Bancorp Inc (b)	21,957	36,667
Catalyst Bancorp Inc (b)	20,726	242,494
Cathay General Bancorp	387,709	18,202,938
CB Financial Services Inc (c)	25,549	714,350
Central Pacific Financial Corp	147,918	4,295,539
Central Plains Bancshares Inc (b)	18,153	268,483
CF Bankshares Inc Class A	21,053	502,114
CFSB Bancorp Inc (b)	12,287	95,101
Chain Bridge Bancorp Inc Class A	10,666	261,637
Chemung Financial Corp	18,787	970,349
ChoiceOne Financial Services Inc	44,333	1,409,346
Citizens & Northern Corp	84,592	1,806,039
Citizens Community Bancorp Inc/WI	47,762	732,669
Citizens Financial Services Inc	24,169	1,461,499
City Holding Co	79,870	9,503,731
Civista Bancshares Inc	87,812	1,809,805
CNB Financial Corp/PA	113,257	2,825,762
Coastal Financial Corp/WA Class A (b)	59,535	5,877,891
Colony Bankcorp Inc	81,063	1,367,533
Columbia Banking System Inc	1,149,889	30,736,533
Columbia Financial Inc (b)	145,134	2,303,277
Comerica Inc	718,463	46,218,725
Commerce Bancshares Inc/MO	665,471	43,288,889
Community Financial System Inc	285,455	18,066,447
Community Trust Bancorp Inc	84,667	4,621,972
Community West Bancshares	93,438	1,802,419
Connectone Bancorp Inc	193,988	4,952,514
CrossFirst Bankshares Inc (b)	234,703	3,752,901
Cullen/Frost Bankers Inc	349,634	47,910,347
Customers Bancorp Inc (b)	157,980	8,530,920
CVB Financial Corp	714,015	14,401,683
Dime Community Bancshares Inc	213,743	6,626,033
Eagle Bancorp Inc	163,788	3,809,709
Eagle Bancorp Montana Inc	41,329	738,963
East West Bancorp Inc	755,725	71,363,112
Eastern Bankshares Inc	1,034,886	18,514,111
ECB Bancorp Inc/MD (b)	41,086	616,290
Enterprise Bancorp Inc/MA	51,022	2,201,599
Enterprise Financial Services Corp	202,006	11,934,514
Equity Bancshares Inc Class A	71,717	3,079,528
Esquire Financial Holdings Inc	35,360	2,726,963
ESSA Bancorp Inc	44,568	935,928
Evans Bancorp Inc	29,931	1,299,305
Farmers & Merchants Bancorp Inc/Archbold OH	67,621	1,737,860
Farmers National Banc Corp	205,976	2,984,592
FB Bancorp Inc	107,181	1,198,284
FB Financial Corp	189,439	9,570,458
Fidelity D&D Bancorp Inc	25,954	1,164,037
Fifth District Bancorp Inc (c)	26,900	336,250
Financial Institutions Inc	84,677	2,372,650
Finward Bancorp	20,257	546,736
Finwise Bancorp (b)	46,900	930,027
First Bancorp Inc/The	50,278	1,320,300
First Bancorp/Southern Pines NC	224,893	9,436,510
First Bancshares Inc/The	154,744	5,519,718
First Bank/Hamilton NJ	105,869	1,617,678
First Busey Corp	291,005	6,981,210
First Business Financial Services Inc	39,093	2,077,402
First Capital Inc	18,263	676,644
First Citizens BancShares Inc/NC Class A	63,031	129,091,270
First Commonwealth Financial Corp	551,305	9,063,454
First Community Bankshares Inc	88,274	3,702,212
First Community Corp/SC	41,448	1,033,299
First Financial Bancorp	519,142	14,229,682
First Financial Bankshares Inc	708,306	26,674,804
First Financial Corp/IN	57,883	2,993,130
First Financial Northwest Inc	42,968	915,218
First Foundation Inc	415,567	2,115,236
First Guaranty Bancshares Inc	32,838	280,437
First Hawaiian Inc	696,078	18,731,459
First Horizon Corp	2,886,273	62,170,320
First Interstate BancSystem Inc Class A	467,296	14,345,987
First Interstate Bank of Calif	43,362	1,286,551
First Merchants Corp	319,374	13,988,581
First Mid Bancshares Inc	111,850	4,261,485
First National Corp/VA	43,091	1,057,022
First Northwest Bancorp	41,090	444,183
First of Long Island Corp/The	121,481	1,599,905
First Savings Financial Group Inc	29,908	766,243
First Seacoast Bancorp Inc (b)	19,040	207,536
First United Corp	31,875	1,140,806
First US Bancshares Inc	27,294	372,563
First Western Financial Inc (b)	39,614	787,922
Firstsun Capital Bancorp (b)	59,882	2,382,106
Five Star Bancorp	86,701	2,640,912
Flagstar Financial Inc	1,645,515	19,746,180
Flushing Financial Corp	159,602	2,287,097
FNB Corp/PA	1,952,019	28,967,962
Franklin Financial Services Corp	22,957	865,249
FS Bancorp Inc	38,397	1,513,226
Fulton Financial Corp	989,863	19,619,085
FVCBankcorp Inc (b)	83,191	982,486
German American Bancorp Inc	162,126	6,472,070
Glacier Bancorp Inc	618,000	30,183,120
Glen Burnie Bancorp	13,036	64,137
Great Southern Bancorp Inc	46,906	2,767,923
Greene County Bancorp Inc	37,435	969,567
Guaranty Bancshares Inc/TX	49,919	2,019,224
Hancock Whitney Corp	483,221	27,606,416
Hanmi Financial Corp	165,433	3,972,046
Hanover Bancorp Inc/NY	23,517	566,054
Harborone Northeast Bancorp Inc	204,673	2,372,160
Hawthorn Bancshares Inc	35,109	1,079,251
HBT Financial Inc	70,828	1,770,700
Heritage Commerce Corp	339,590	3,603,050
Heritage Financial Corp Wash	186,937	4,723,898
Hilltop Holdings Inc	250,305	8,007,257
Hingham Institution For Savings The	9,814	2,548,794
Home Bancorp Inc	37,597	1,767,059
Home BancShares Inc/AR	1,011,393	30,291,220
Home Federal Bancorp Inc of Louisiana	9,234	119,303
HomeStreet Inc (b)	95,147	955,276
HomeTrust Bancshares Inc	74,758	2,745,114
Hope Bancorp Inc	660,597	7,213,719
Horizon Bancorp Inc/IN	237,590	4,048,534
IF Bancorp Inc	12,961	315,341
Independent Bank Corp	230,974	15,835,577
Independent Bank Corp/MI	113,712	3,863,934
International Bancshares Corp	289,893	19,422,831
Investar Holding Corp	46,825	877,032
John Marshall Bancorp Inc	68,010	1,268,387
Kearny Financial Corp/MD	308,377	2,155,555
Kentucky First Federal Bancorp (b)	12,411	37,728
Lake Shore Bancorp Inc	9,755	157,738
Lakeland Financial Corp	138,917	9,225,478
Landmark Bancorp Inc/Manhattan KS	22,092	533,522
LCNB Corp	71,705	1,110,710
LINKBANCORP Inc	146,604	1,117,122
Live Oak Bancshares Inc	183,984	5,852,531
Magyar Bancorp Inc	29,564	440,504
MainStreet Bancshares Inc	32,637	537,858
Mercantile Bank Corp	87,670	4,226,571
Meridian Corp	48,787	745,953
Metrocity Bankshares Inc	99,746	3,020,309
Metropolitan Bank Holding Corp (b)	52,630	3,180,431
Mid Penn Bancorp Inc	99,122	2,815,065
Middlefield Banc Corp	39,394	1,055,759
Midland States Bancorp Inc	116,692	2,261,491
MidWestOne Financial Group Inc	103,393	3,148,317
MVB Financial Corp	64,794	1,198,041
National Bank Holdings Corp Class A	206,544	8,647,997
National Bankshares Inc VA	35,131	987,884
NB Bancorp Inc (b)	208,271	4,023,796
Nbt Bancorp Inc	256,215	12,234,266
Nicolet Bankshares Inc	72,383	8,676,550
Northeast Bank	36,743	3,689,732
Northeast Community Bancorp Inc	72,339	1,682,605
Northfield Bancorp Inc	205,540	2,421,261
Northrim BanCorp Inc	29,981	2,467,436
Northwest Bancshares Inc	698,522	8,815,348
Norwood Financial Corp	39,961	1,032,592
NSTS Bancorp Inc (b)	22,723	281,765
Oak Valley Bancorp	36,454	986,810
OceanFirst Financial Corp	320,025	5,763,650
Ohio Valley Banc Corp	20,306	639,639
Old National Bancorp/IN	1,735,836	41,226,105
Old Point Financial Corp	23,817	730,944
Old Second Bancorp Inc	242,988	4,456,400
OP Bancorp	60,533	799,036
OptimumBank Holdings Inc (b)	44,665	196,526
Orange County Bancorp Inc	49,132	1,255,323
Origin Bancorp Inc	158,761	6,147,226
Orrstown Financial Services Inc	105,623	3,538,371
Pacific Premier Bancorp Inc	524,851	12,538,690
Park National Corp	78,983	13,145,931
Parke Bancorp Inc	55,291	1,104,161
Pathfinder Bancorp Inc	12,667	216,606
Pathward Financial Inc	134,772	10,446,178
Patriot National Bancorp Inc (b)(c)	11,797	12,858
PB Bankshares Inc (b)(c)	12,038	193,571
PCB Bancorp	63,546	1,248,679
Peapack-Gladstone Financial Corp	83,989	2,717,884
Penns Woods Bancorp Inc	38,633	1,180,624
Peoples Bancorp Inc/OH	191,219	6,119,008
Peoples Bancorp of North Carolina Inc	25,802	681,689
Peoples Financial Services Corp	51,663	2,522,704
Pinnacle Financial Partners Inc	417,838	47,742,170
Pioneer Bancorp Inc/NY (b)	53,709	639,137
Plumas Bancorp	30,154	1,385,878
Ponce Financial Group Inc (b)	119,352	1,565,898
Preferred Bank/Los Angeles CA	67,452	5,986,365
Premier Financial Corp	195,708	5,487,652
Primis Financial Corp	106,101	1,115,122
Princeton Bancorp Inc	27,549	903,056
Prosperity Bancshares Inc	518,352	39,788,700
Provident Bancorp Inc (b)	94,609	1,138,146
Provident Financial Holdings Inc	31,444	481,093
Provident Financial Services Inc	710,900	12,973,925
QCR Holdings Inc	90,995	6,854,653
RBB Bancorp	75,276	1,333,138
Red River Bancshares Inc	26,037	1,469,789
Renasant Corp	346,181	12,531,752
Republic Bancorp Inc/KY Class A	52,372	3,552,393
Rhinebeck Bancorp Inc (b)	21,252	217,833
Richmond Mutual BanCorp Inc	55,395	711,272
Riverview Bancorp Inc	104,217	538,802
S&T Bancorp Inc	208,278	8,376,941
Sandy Spring Bancorp Inc	245,088	7,835,463
SB Financial Group Inc	36,405	771,058
Seacoast Banking Corp of Florida	459,314	12,989,400
ServisFirst Bancshares Inc	272,478	24,904,489
Shore Bancshares Inc	165,245	2,500,983
Sierra Bancorp	68,972	2,118,820
Simmons First National Corp Class A	683,395	15,014,188
SmartFinancial Inc	76,975	2,672,572
Sound Financial Bancorp Inc	12,205	615,986
South Plains Financial Inc	66,597	2,346,878
Southern First Bancshares Inc (b)	41,335	1,412,004
Southern Missouri Bancorp Inc	50,853	2,964,730
Southern States Bancshares Inc	40,395	1,312,030
Southside Bancshares Inc	157,442	4,841,342
SouthState Corp	538,877	54,318,802
SR Bancorp Inc (b)	50,277	606,341
Stellar Bancorp Inc	258,035	7,506,238
Sterling Bancorp Inc/MI (b)	102,917	483,710
Stock Yards Bancorp Inc	146,996	10,710,129
Summit State Bank	27,957	235,678
Synovus Financial Corp	780,169	40,475,168
Territorial Bancorp Inc	36,671	308,403
Texas Capital Bancshares Inc (b)	250,276	19,811,848
Texas Community Bancshares Inc	10,761	181,753
TFS Financial Corp	297,549	3,924,671
Third Coast Bancshares Inc (b)	69,283	2,481,717
Timberland Bancorp Inc/WA	39,260	1,257,105
Tompkins Financial Corp	68,242	4,701,191
Towne Bank/Portsmouth VA	375,409	13,845,084
TriCo Bancshares	179,483	7,846,997
Triumph Financial Inc (b)	118,848	8,182,685
TrustCo Bank Corp NY	104,944	3,464,201
Trustmark Corp	331,809	12,140,891
UMB Financial Corp	373,045	41,158,055
Union Bankshares Inc/Morrisville VT	20,402	595,738
United Bancorp Inc/OH	27,347	383,678
United Bankshares Inc/WV	733,002	26,490,692
United Community Banks Inc/GA	648,331	20,895,708
United Security Bancshares/Fresno CA	75,661	736,182
Unity Bancorp Inc	32,879	1,561,424
Univest Financial Corp	159,373	4,870,439
USCB Financial Holdings Inc	55,702	1,085,075
Valley National Bancorp	2,600,588	25,589,786
Veritex Holdings Inc	296,171	7,801,144
Village Bank and Trust Financial Corp (c)	3,229	256,027
Virginia National Bankshares Corp	26,041	947,372
WaFd Inc	442,232	13,085,645
Washington Trust Bancorp Inc	92,594	2,974,119
Webster Financial Corp	936,141	52,723,461
WesBanco Inc	364,701	12,790,064
West BanCorp Inc	81,830	1,850,995
Westamerica BanCorp	145,325	7,574,339
Western Alliance Bancorp	594,771	51,697,495
Western New England Bancorp Inc	99,529	968,417
William Penn Bancorp	39,030	468,750
Wintrust Financial Corp	362,603	45,133,195
WSFS Financial Corp	318,872	17,311,561
Zions Bancorp NA	812,143	43,888,208
		2,378,055,532
Capital Markets - 4.6%
Acadian Asset Management Inc	151,495	3,735,867
Affiliated Managers Group Inc	165,377	28,254,660
AlTi Global Inc Class A (b)	343,413	1,188,209
Ares Management Corp Class A	1,017,003	173,846,494
Artisan Partners Asset Management Inc Class A	381,993	16,127,744
Associated Capital Group Inc Class A	12,663	471,823
AtlasClear Holdings Inc (c)	566	1,840
B Riley Financial Inc (c)	90,595	578,449
Bakkt Holdings Inc Class A (b)(c)	34,639	413,590
Beneficient Class A (b)(c)	12,201	4,978
BGC Group Inc Class A	2,016,672	19,965,053
Binah Capital Group Inc (c)	18,578	44,587
Blue Owl Capital Inc Class A	2,849,623	61,352,383
Bridge Investment Group Holdings Inc Class A	202,203	2,121,109
CaliberCos Inc Class A (b)	94,756	56,892
Carlyle Group Inc/The	1,148,289	57,230,724
Cohen & Co Inc (c)	4,316	40,915
Cohen & Steers Inc	145,876	12,749,562
Coinbase Global Inc Class A (b)	1,117,163	240,882,687
Diamond Hill Investment Group Inc	15,055	2,200,138
DigitalBridge Group Inc Class A	849,518	9,659,020
Dominari Holdings Inc (c)	21,053	164,213
Donnelley Financial Solutions Inc (b)	144,115	7,143,781
Ellington Credit Co	162,094	1,048,748
Evercore Inc Class A	192,989	46,664,740
Federated Hermes Inc Class B	427,409	16,562,099
Forge Global Holdings Inc Class A (b)	623,125	623,125
GCM Grosvenor Inc Class A	242,648	3,426,190
Great Elm Group Inc (b)	122,207	230,971
Hamilton Lane Inc Class A	227,813	35,611,728
Hennessy Advisors Inc	22,206	247,153
Heritage Global Inc (b)	188,331	393,612
Houlihan Lokey Inc Class A	291,784	50,580,756
Innventure Inc	23,060	200,622
Interactive Brokers Group Inc Class A	593,213	121,252,737
Janus Henderson Group PLC	693,518	29,266,460
Jefferies Financial Group Inc	884,993	58,586,537
Lazard Inc Class A	613,725	30,778,309
LPL Financial Holdings Inc	407,984	151,663,972
MarketWise Inc Class A	195,518	119,090
Marygold Cos Inc/The (b)(c)	40,962	42,600
Moelis & Co Class A	384,368	27,151,756
Morningstar Inc	146,407	45,930,804
Netcapital Inc (b)(c)	1,625	3,299
Open Lending Corp (b)	571,584	2,789,330
Oppenheimer Holdings Inc Class A	32,778	2,163,348
P10 Inc Class A	239,248	3,055,197
Perella Weinberg Partners Class A	315,286	7,286,259
Piper Sandler Cos	86,894	25,166,240
PJT Partners Inc Class A	129,098	20,560,147
Robinhood Markets Inc Class A (b)	3,871,641	193,969,215
SEI Investments Co	530,162	42,439,468
Siebert Financial Corp (b)	109,487	284,666
Silvercrest Asset Management Group Inc Class A	53,333	966,927
StepStone Group Inc Class A	345,998	20,815,240
Stifel Financial Corp	557,674	59,219,402
StoneX Group Inc (b)	155,366	18,748,015
TPG Inc Class A	482,553	26,617,623
Tradeweb Markets Inc Class A	633,796	85,796,965
US Global Investors Inc Class A	59,923	145,014
Value Line Inc	4,129	169,041
Victory Capital Holdings Inc Class A	250,811	16,061,936
Virtu Financial Inc Class A	438,536	16,032,876
Virtus Invt Partners Inc	35,782	6,718,786
Westwood Holdings Group Inc	34,099	538,764
WisdomTree Inc	622,566	5,677,802
		1,813,842,287
Consumer Finance - 1.0%
Ally Financial Inc	1,502,407	55,739,300
Atlanticus Holdings Corp (b)	25,598	1,406,098
Bread Financial Holdings Inc	270,137	14,587,398
Consumer Portfolio Services Inc (b)	45,541	455,410
Credit Acceptance Corp (b)	34,105	16,792,961
Dave Inc Class A (b)	40,249	4,051,464
Encore Capital Group Inc (b)(c)	128,039	4,828,991
Enova International Inc (b)	141,621	14,635,114
EZCORP Inc Class A (b)	280,796	3,863,753
FirstCash Holdings Inc	211,314	23,726,336
Green Dot Corp Class A (b)	293,076	2,242,031
Janover Inc (b)(c)	2,024	8,034
Katapult Holdings Inc Class A (b)	19,971	225,273
LendingClub Corp (b)	610,986	7,814,511
Lendingtree Inc (b)	59,238	2,392,623
Medallion Financial Corp	96,265	802,850
Moneylion Inc Class A (b)	34,927	3,042,840
Navient Corp	422,492	6,045,861
Nelnet Inc Class A	94,644	11,583,479
NerdWallet Inc Class A (b)	191,001	1,948,210
Old Market Capital Corp (b)	35,060	224,735
OneMain Holdings Inc	649,565	34,907,623
Oportun Financial Corp (b)	158,972	1,122,342
OppFi Inc Class A (c)	105,627	1,041,482
PRA Group Inc (b)	214,919	4,498,255
PROG Holdings Inc	225,699	6,403,081
Regional Management Corp	50,925	1,708,534
SLM Corp	1,158,521	34,975,749
SoFi Technologies Inc Class A (b)	5,914,138	85,577,577
Upstart Holdings Inc (b)(c)	434,694	28,981,049
World Acceptance Corp (b)	17,452	2,353,228
		377,986,192
Financial Services - 2.7%
Acacia Research Corp (b)	198,528	833,818
Affirm Holdings Inc Class A (b)	1,347,582	86,447,385
Alerus Financial Corp	128,076	2,608,908
AppTech Payments Corp (b)(c)	115,967	48,589
AvidXchange Holdings Inc (b)	1,015,763	7,719,799
Better Home & Finance Holding Co Class A (b)	32,144	368,692
Block Inc Class A (b)	3,052,823	199,349,342
Cannae Holdings Inc	302,989	6,071,900
Cantaloupe Inc (b)	317,808	3,120,875
Cass Information Systems Inc	66,817	2,920,571
Corebridge Financial Inc	1,427,148	49,493,493
Enact Holdings Inc	159,290	5,476,390
Equitable Holdings Inc	1,701,578	93,620,822
Essent Group Ltd	581,436	33,502,342
Euronet Worldwide Inc (b)	226,367	23,193,563
Federal Agricultural Mortgage Corp Class A	219	35,118
Federal Agricultural Mortgage Corp Class C	54,652	11,426,094
Finance of America Cos Inc Class A (b)(c)	42,583	963,653
FlexShopper Inc (b)	178,633	264,377
FlexShopper Inc rights (b)(d)	121,648	1
FlexShopper Inc Series C rights (b)(d)	121,648	1
Flywire Corp (b)	599,705	6,836,637
Guild Holdings Co Class A	52,466	655,825
HA Sustainable Infrastructure Capital Inc	648,183	18,622,298
Income Opportunity Realty Investors Inc (b)	2,747	47,247
International Money Express Inc (b)	160,052	2,451,997
Jackson Financial Inc	402,054	36,840,208
loanDepot Inc Class A (b)	427,424	700,975
Marqeta Inc Class A (b)	2,300,407	9,615,701
Merchants Bancorp/IN	149,294	6,079,252
MGIC Investment Corp	1,383,512	34,048,230
Mr Cooper Group Inc (b)	349,509	39,274,326
NCR Atleos Corp (b)	392,883	11,173,593
NewtekOne Inc	136,838	1,777,526
NMI Holdings Inc (b)	429,080	15,635,675
OLB Group Inc/The (b)(c)	7,642	9,552
Onity Group Inc (b)	31,861	1,029,748
Paymentus Holdings Inc Class A (b)	110,627	3,031,180
Payoneer Global Inc (b)	1,394,439	11,922,453
Paysign Inc (b)	183,355	485,891
PennyMac Financial Services Inc	170,647	17,687,562
Priority Technology Holdings Inc (b)	76,879	824,912
Radian Group Inc	810,449	26,671,877
Remitly Global Inc (b)	808,785	19,410,840
Repay Holdings Corp Class A (b)	402,315	2,900,691
Rocket Cos Inc Class A (c)	745,066	10,430,924
Ryvyl Inc (b)	23,628	21,640
Security National Financial Corp Class A	64,327	814,380
Sezzle Inc (b)(c)	13,714	4,101,995
SHF Holdings Inc Class A (b)	157,911	53,832
Shift4 Payments Inc Class A (b)(c)	373,844	36,917,095
SWK Holdings Corp (b)	17,254	293,318
Toast Inc Class A (b)	2,257,226	87,128,924
Usio Inc (b)	103,338	158,107
UWM Holdings Corp Class A	525,688	3,301,321
Velocity Financial Inc (b)(c)	45,960	865,886
Voya Financial Inc	526,879	38,072,277
Walker & Dunlop Inc	180,560	15,468,575
Waterstone Financial Inc	99,275	1,396,799
Western Union Co/The	1,849,244	20,027,313
WEX Inc (b)	217,818	34,219,208
XBP Europe Holdings Inc Class A (b)	46,484	52,991
		1,048,524,514
Insurance - 3.0%
Abacus Life Inc Class A (b)	70,812	550,917
Ambac Financial Group Inc (b)	254,577	2,471,943
American Coastal Insurance Corp	134,231	1,629,564
American Financial Group Inc/OH	393,584	49,701,788
Amerisafe Inc	103,661	5,334,395
Assured Guaranty Ltd	255,973	22,354,122
Atlantic American Corp	21,763	32,645
Axis Capital Holdings Ltd	414,968	40,202,100
Baldwin Insurance Group Inc/The Class A (b)	366,710	15,086,449
Bowhead Specialty Holdings Inc	43,040	1,447,435
Brighthouse Financial Inc (b)	327,166	19,404,215
Citizens Inc/TX Class A (b)(c)	242,017	1,164,102
CNA Financial Corp	125,234	6,132,709
CNO Financial Group Inc	564,304	23,525,834
Conifer Holdings Inc (b)(c)	17,754	17,754
Crawford & Co Class A	77,197	947,979
Crawford & Co Class B	52,767	644,813
Donegal Group Inc Class A	82,917	1,450,219
Donegal Group Inc Class B	7,716	112,962
eHealth Inc (b)	159,166	1,402,252
Employers Holdings Inc	134,534	6,968,861
Enstar Group Ltd (b)	67,661	22,517,581
F&G Annuities & Life Inc	94,752	4,034,540
Fidelity National Financial Inc/US	1,413,096	91,187,085
First American Financial Corp	559,954	36,783,378
Fundamental Global Inc (b)(c)	4,669	95,715
Genworth Financial Inc Class A (b)	2,292,368	15,931,958
GoHealth Inc Class A (b)	25,571	370,524
Goosehead Insurance Inc Class A	132,869	16,370,789
Greenlight Capital Re Ltd Class A (b)	133,867	1,864,767
Hagerty Inc Class A (b)	129,834	1,313,920
Hanover Insurance Group Inc/The	196,091	33,439,398
HCI Group Inc	47,773	6,289,793
Heritage Insurance Holdings Inc (b)	119,799	1,407,638
Hippo Holdings Inc (b)	99,454	2,857,313
Horace Mann Educators Corp	221,175	9,362,338
ICC Holdings Inc (b)	7,746	177,383
Investors Title Co	7,942	1,884,637
James River Group Holdings Ltd	205,694	1,018,185
Kemper Corp	329,753	22,284,708
Kingstone Cos Inc (b)	53,610	860,977
Kinsale Capital Group Inc	120,475	52,027,129
Lemonade Inc (b)(c)	298,328	10,844,223
Lincoln National Corp	929,300	36,242,700
Maiden Holdings Ltd (b)	250,913	242,282
Markel Group Inc (b)	70,058	135,452,940
MBIA Inc (b)	231,135	1,402,989
Mercury General Corp	148,347	8,000,354
NI Holdings Inc (b)	36,089	513,907
Old Republic International Corp	1,268,540	48,851,475
Oscar Health Inc Class A (b)	1,083,128	15,824,500
Palomar Hldgs Inc (b)	145,273	18,690,824
Primerica Inc	181,277	52,570,330
ProAssurance Corp (b)	275,854	4,314,357
Reinsurance Group of America Inc	358,922	72,749,900
Reliance Global Group Inc (b)(c)	5,804	8,473
RLI Corp	454,403	34,575,524
Root Inc/OH Class A (b)	41,840	5,655,513
Ryan Specialty Holdings Inc Class A	579,888	40,586,361
Safety Insurance Group Inc	80,544	6,132,620
Selective Insurance Group Inc	330,808	28,464,374
Selectquote Inc (b)	780,285	3,558,100
Skyward Specialty Insurance Group Inc (b)	183,612	9,551,496
Stewart Information Services Corp	150,673	10,727,918
Tiptree Inc Class A	117,031	2,648,412
Trupanion Inc (b)(c)	181,748	6,277,576
TWFG Inc Class A	67,609	2,044,496
United Fire Group Inc	115,717	3,248,176
Universal Insurance Holdings Inc	140,593	3,118,353
Unum Group	913,063	75,135,954
White Mountains Insurance Group Ltd	13,785	25,495,358
		1,185,592,299
Mortgage Real Estate Investment Trusts (REITs) - 0.8%
ACRES Commercial Realty Corp (b)	31,819	667,244
AG Mortgage Investment Trust Inc	161,423	1,221,972
AGNC Investment Corp	4,899,639	51,103,235
Angel Oak Mortgage REIT Inc	85,062	848,068
Annaly Capital Management Inc	3,028,728	66,510,867
Apollo Commercial Real Estate Finance Inc	700,776	7,098,861
Arbor Realty Trust Inc (c)	1,041,082	12,846,952
Ares Commercial Real Estate Corp	302,367	1,478,575
ARMOUR Residential REIT Inc	300,617	5,726,754
Blackstone Mortgage Trust Inc Class A	958,754	19,922,908
Brightspire Capital Inc Class A	715,926	4,460,219
Cherry Hill Mortgage Investment Corp	180,186	636,056
Chimera Investment Corp	435,679	6,199,712
Claros Mortgage Trust Inc	628,773	1,465,041
Dynex Capital Inc	450,038	6,332,035
Ellington Financial Inc	494,948	7,102,504
Franklin BSP Realty Trust Inc	441,702	5,985,062
Granite Point Mortgage Trust Inc	280,710	830,902
Invesco Mortgage Capital Inc	330,448	2,904,638
Kkr Real Estate Finance Trust Inc	316,117	3,505,738
Ladder Capital Corp Class A	589,450	6,996,772
Lument Finance Trust Inc	241,101	672,672
Manhattan Bridge Capital Inc	56,635	316,022
MFA Financial Inc	565,708	6,019,133
New York Mortgage Trust Inc	503,420	3,528,974
Nexpoint Real Estate Finance Inc	48,629	799,947
Orchid Island Capital Inc	460,476	3,937,070
Pennymac Mortgage Investment Trust	475,473	6,965,679
Ready Capital Corp	977,758	6,775,863
Redwood Trust Inc	720,039	4,809,861
Rithm Capital Corp	2,826,701	34,344,417
Rithm Property Trust Inc	249,745	824,159
Sachem Capital Corp	308,866	345,929
Seven Hills Realty Trust	75,922	978,635
Starwood Property Trust Inc (c)	1,756,610	36,045,637
Sunrise Realty Trust Inc	29,821	363,219
TPG RE Finance Trust Inc	362,336	3,126,960
Two Harbors Investment Corp	612,764	8,688,994
		332,387,286
TOTAL FINANCIALS		7,136,388,110

Health Care - 11.4%
Biotechnology - 5.0%
180 Life Sciences Corp (b)(c)	4,649	5,439
2seventy bio Inc (b)(c)	280,734	741,138
4D Molecular Therapeutics Inc (b)	183,918	833,149
89bio Inc (b)	666,812	6,154,675
Aadi Bioscience Inc (b)	112,928	289,096
Abeona Therapeutics Inc (b)	225,236	1,180,237
Absci Corp (b)(c)	463,751	1,785,441
ABVC BioPharma Inc (b)(c)	50,915	35,136
ACADIA Pharmaceuticals Inc (b)	668,898	13,110,401
ACELYRIN Inc (b)	392,765	1,052,610
Aceragen Inc (b)(c)(d)	12,983	0
Achieve Life Sciences Inc (b)(c)	177,934	546,257
Acrivon Therapeutics Inc (b)	74,334	394,714
Actinium Pharmaceuticals Inc (b)	171,741	197,502
Actuate Therapeutics Inc (c)	15,587	112,850
Acumen Pharmaceuticals Inc (b)	178,903	228,996
Acurx Pharmaceuticals Inc (b)(c)	74,577	52,912
Adicet Bio Inc (b)	338,985	304,680
Aditxt Inc (b)(c)	372	22
ADMA Biologics Inc (b)	1,285,940	21,076,557
Adverum Biotechnologies Inc (b)(c)	87,797	413,524
AEON Biopharma Inc Class A (b)(c)	1,947	1,459
Aerovate Therapeutics Inc (b)(c)	68,225	165,787
Aevi Genomic Medicine Inc rights (b)(d)	123,543	1
Agenus Inc (b)(c)	127,492	363,352
Agios Pharmaceuticals Inc (b)	310,661	11,040,892
AIM ImmunoTech Inc (b)(c)	292,296	39,460
Ainos Inc (b)(c)	19,736	10,529
Akebia Therapeutics Inc (b)	1,084,671	2,006,641
Akero Therapeutics Inc (b)	376,162	18,477,077
Alaunos Therapeutics Inc (b)	8,700	13,485
Aldeyra Therapeutics Inc (b)	238,051	1,216,441
Alector Inc (b)	391,920	642,749
Aligos Therapeutics Inc Class A (b)(c)	13,642	230,141
Alkermes PLC (b)	880,517	30,228,149
Allakos Inc (b)	417,926	116,936
Allarity Therapeutics Inc (b)(c)	7,114	5,682
Allogene Therapeutics Inc (b)	834,787	1,627,835
Allovir Inc (b)	12,011	117,708
Alnylam Pharmaceuticals Inc (b)	702,857	173,429,965
Altimmune Inc (b)(c)	384,115	2,554,365
ALX Oncology Holdings Inc (b)	158,511	174,362
Alzamend Neuro Inc (b)(c)	29,470	24,165
Amicus Therapeutics Inc (b)	1,461,943	13,873,839
AnaptysBio Inc (b)	105,501	1,774,527
Anavex Life Sciences Corp (b)(c)	462,502	3,658,391
Anika Therapeutics Inc (b)	78,590	1,371,396
Anixa Biosciences Inc (b)	166,167	523,426
Annexon Inc (b)	475,269	1,254,710
Annovis Bio Inc (b)(c)	53,397	97,717
Apellis Pharmaceuticals Inc (b)	582,200	14,642,330
Apogee Therapeutics Inc (b)	169,720	5,335,997
Applied Therapeutics Inc (b)	457,836	232,764
Aptevo Therapeutics Inc (b)(c)	1,158	4,424
AquaBounty Technologies Inc (b)(c)	19,667	14,318
Aravive Inc (b)(c)(d)	263,230	10,556
Arbutus Biopharma Corp (b)	817,304	2,819,699
Arcellx Inc (b)	211,148	13,686,613
Arcturus Therapeutics Holdings Inc (b)(c)	134,771	2,262,805
Arcus Biosciences Inc (b)	406,121	4,422,658
Arcutis Biotherapeutics Inc (b)	571,540	7,824,383
Ardelyx Inc (b)	1,286,613	6,896,246
Armata Pharmaceuticals Inc (b)	57,568	114,290
ArriVent Biopharma Inc (b)(c)	122,840	2,900,252
Arrowhead Pharmaceuticals Inc (b)	675,881	12,780,910
ARS Pharmaceuticals Inc (b)(c)	285,773	2,994,901
Assembly Biosciences Inc (b)	22,824	293,973
Astria Therapeutics Inc (b)	192,432	1,239,262
Atara Biotherapeutics Inc (b)(c)	29,323	202,622
Atossa Therapeutics Inc (b)(c)	652,501	499,620
aTyr Pharma Inc (b)(c)	455,659	1,802,131
Aura Biosciences Inc (b)	211,482	1,584,000
Avalo Therapeutics Inc (b)	51,271	374,791
Avidity Biosciences Inc (b)	648,927	19,883,123
Avita Medical Inc (b)(c)	142,166	1,293,711
Azitra Inc (b)(c)	26,387	9,420
Beam Therapeutics Inc (b)	401,660	10,579,724
Bicara Therapeutics Inc (c)	100,711	1,339,456
bioAffinity Technologies Inc (b)	45,638	22,819
BioAtla Inc (b)	220,813	71,941
BioCardia Inc (b)	22,888	46,005
BioCryst Pharmaceuticals Inc (b)	1,127,089	9,704,236
Biohaven Ltd (b)	456,510	16,973,042
BioMarin Pharmaceutical Inc (b)	1,043,232	74,236,389
Biomea Fusion Inc (b)(c)	134,007	387,280
BioRestorative Therapies Inc (b)(c)	28,492	43,308
BioVie Inc (b)(c)	68,668	91,328
Bioxcel Therapeutics Inc (b)(c)	10,969	23,693
Black Diamond Therapeutics Inc (b)(c)	241,999	486,418
Bluebird Bio Inc (b)(c)	52,421	213,878
Blueprint Medicines Corp (b)	345,513	33,366,190
Bolt Biotherapeutics Inc (b)	141,465	67,125
Bone Biologics Corp (b)(c)	8,814	7,833
Boundless Bio Inc (b)	33,958	65,539
BrainStorm Cell Therapeutics Inc (b)(c)	27,425	44,703
Bridgebio Pharma Inc (b)	801,853	27,984,670
C4 Therapeutics Inc (b)	316,121	856,688
Cabaletta Bio Inc (b)(c)	266,013	480,153
Calidi Biotherapeutics Inc Class A (b)(c)	90,552	79,640
CAMP4 Therapeutics Corp	37,106	182,190
Candel Therapeutics Inc (b)(c)	107,439	964,265
Capricor Therapeutics Inc (b)(c)	227,456	3,498,273
Cardiff Oncology Inc (b)(c)	256,070	1,085,737
Cardio Diagnostics Holdings Inc (b)(c)	198,993	89,408
CareDx Inc (b)	291,291	6,452,096
Cargo Therapeutics Inc (b)(c)	197,473	742,498
Caribou Biosciences Inc (b)	459,235	537,305
Carisma Therapeutics Inc (b)(c)	128,174	51,398
Carisma Therapeutics Inc rights (b)(d)	1,018,958	10
Carmell Corp Class A (b)	70,102	16,474
Cartesian Therapeutics Inc (b)(c)	45,684	860,687
Cartesian Therapeutics Inc rights (b)(c)(d)	555,522	244,429
Catalyst Pharmaceuticals Inc (b)	610,108	13,965,372
CEL-SCI Corp (b)(c)	285,548	94,231
Celcuity Inc (b)	148,416	1,399,563
Celldex Therapeutics Inc (b)	361,916	7,444,612
Cellectar Biosciences Inc (b)(c)	173,513	50,232
Celularity Inc Class A (b)(c)	67,916	78,783
Century Therapeutics Inc (b)	196,186	133,956
CERo Therapeutics Holdings Inc Class A (b)(c)	4,925	8,225
CervoMed Inc (b)	24,973	55,940
CG oncology Inc (b)	290,473	7,511,632
Channel Therapeutics Corp (b)(c)	4,957	10,162
Checkpoint Therapeutics Inc (b)(c)	217,892	623,171
Chimerix Inc (b)(c)	410,178	2,153,435
Chinook Therapeutics Inc rights (b)(d)	51,768	1
Cibus Inc Class A (b)	108,528	222,482
Cidara Therapeutics Inc (b)(c)	26,361	656,389
Clene Inc (b)(c)	32,393	145,769
Climb Bio Inc (b)	143,096	207,489
Coeptis Therapeutics Holdings Inc (b)	7,943	85,387
Cogent Biosciences Inc (b)	564,114	4,247,779
Cogent Biosciences Inc rights (b)(d)	43,783	0
Coherus Biosciences Inc (b)(c)	634,031	703,774
Compass Therapeutics Inc (b)(c)	542,744	1,573,958
Corbus Pharmaceuticals Holdings Inc (b)(c)	66,810	504,416
Corvus Pharmaceuticals Inc (b)(c)	279,914	1,130,853
Coya Therapeutics Inc (b)(c)	77,991	552,176
Creative Medical Technology Holdings Inc (b)(c)	6,882	34,204
Crinetics Pharmaceuticals Inc (b)	504,694	18,057,951
Cue Biopharma Inc (b)	346,870	426,650
Cullinan Therapeutics Inc (b)	284,442	2,414,913
Curis Inc (b)	47,130	141,390
Cyclacel Pharmaceuticals Inc (b)(c)	8,959	2,970
Cyclerion Therapeutics Inc (b)(c)	10,442	27,880
Cyclo Therapeutics Inc (b)(c)	92,674	70,423
Cyteir Therapeutics Inc (d)	97,013	1
Cytokinetics Inc (b)(c)	641,965	29,530,390
CytomX Therapeutics Inc (b)	431,819	292,428
Day One Biopharmaceuticals Inc (b)	372,436	3,374,270
Denali Therapeutics Inc (b)	673,356	11,150,775
Dermata Therapeutics Inc (b)(c)	6,582	7,503
Design Therapeutics Inc (b)(c)	159,755	776,409
DiaMedica Therapeutics Inc (b)	143,784	938,910
Dianthus Therapeutics Inc (b)(c)	97,960	2,115,936
Dianthus Therapeutics Inc rights (b)(d)	190,584	2
Disc Medicine Inc (b)	130,394	7,325,535
Dogwood Therapeutics Inc (b)	5,756	27,571
Dogwood Therapeutics Inc (c)(d)	6,054	0
Dyadic International Inc (b)	109,469	160,919
Dynavax Technologies Corp (b)	663,523	9,149,982
Dyne Therapeutics Inc (b)	430,509	5,859,227
Edesa Biotech Inc (b)(c)	12,650	27,704
Editas Medicine Inc (b)(c)	467,026	896,690
Eledon Pharmaceuticals Inc (b)	325,636	1,351,389
Elevation Oncology Inc (b)(c)	284,009	148,792
Elicio Therapeutics Inc (b)	33,205	275,934
Elutia Inc (b)	96,788	317,465
Emergent BioSolutions Inc (b)	293,877	2,198,200
Enanta Pharmaceuticals Inc (b)(c)	117,806	916,531
Ensysce Biosciences Inc (b)	6,075	32,744
Entero Therapeutics Inc (b)(c)	15,055	7,448
Entrada Therapeutics Inc (b)	128,126	1,529,824
Equillium Inc (b)	100,688	76,916
Erasca Inc (b)(c)	1,166,790	1,598,502
Estrella Immunopharma Inc (b)	54,770	56,413
Eterna Therapeutics Inc (b)(c)	209,561	63,686
Exact Sciences Corp (b)	1,012,992	48,025,951
Exagen Inc (b)	46,784	161,873
Exelixis Inc (b)	1,560,974	60,394,084
Exicure Inc (b)(c)	7,688	72,652
eXoZymes Inc (c)	10,022	169,372
Fate Therapeutics Inc (b)	492,020	551,062
Fibrobiologics Inc (b)(c)	137,750	173,565
FibroGen Inc (b)	488,231	199,394
Foghorn Therapeutics Inc (b)	188,430	913,886
Forte Biosciences Inc (b)	6,647	60,488
Fortress Biotech Inc (b)(c)	116,413	182,768
Gain Therapeutics Inc (b)	138,444	294,886
Galectin Therapeutics Inc (b)(c)	268,674	421,818
Genelux Corp (b)(c)	152,794	638,679
Generation Bio CO (b)	270,402	156,833
Genprex Inc (b)(c)	50,693	19,111
GeoVax Labs Inc (b)(c)	52,474	75,563
Geron Corp (b)	2,854,454	5,023,839
GlycoMimetics Inc (b)	287,452	78,129
Gossamer Bio Inc (b)	1,042,181	1,281,883
GRAIL Inc (c)	156,880	6,049,293
Greenwich Lifesciences Inc (b)(c)	31,077	379,761
GRI Bio Inc (b)(c)	3,088	24,457
GT Biopharma Inc (b)(c)	10,804	25,714
Gyre Therapeutics Inc (b)(c)	92,064	1,067,942
Gyre Therapeutics Inc rights (b)(d)	163,033	2
Halozyme Therapeutics Inc (b)	696,296	41,185,908
HCW Biologics Inc (b)	91,839	34,917
Heron Therapeutics Inc (b)(c)	764,600	1,888,562
HilleVax Inc (b)	132,767	237,653
Hookipa Pharma Inc (b)	37,192	56,904
Humacyte Inc Class A (b)(c)	525,516	1,786,754
iBio Inc (b)(c)	45,792	266,967
Ideaya Biosciences Inc (b)	471,676	9,702,375
IGM Biosciences Inc (b)	105,908	144,035
Immix Biopharma Inc (b)	76,456	136,092
ImmuCell Corp (b)	35,783	188,934
Immuneering Corp (b)(c)	34,049	56,181
Immunic Inc (b)	496,326	590,628
ImmunityBio Inc (b)(c)	866,484	2,850,732
Immunome Inc (b)(c)	406,964	3,825,462
Immunovant Inc (b)	360,829	7,433,077
Imunon Inc (b)	78,278	69,722
IN8bio Inc (b)(c)	312,459	84,083
Indaptus Therapeutics Inc (b)	42,606	35,746
Inhibikase Therapeutics Inc (b)	150,498	346,145
Inhibrx Biosciences Inc	52,902	700,952
Inmune Bio Inc (b)(c)	83,717	672,248
Inovio Pharmaceuticals Inc (b)(c)	141,734	280,633
Inozyme Pharma Inc (b)	259,460	311,352
Insmed Inc (b)	977,375	79,704,931
Instil Bio Inc (b)(c)	20,991	421,919
Intellia Therapeutics Inc (b)(c)	571,143	5,762,833
Intensity Therapeutics Inc (b)(c)	33,301	77,924
Invivyd Inc (b)(c)	314,742	365,101
Ionis Pharmaceuticals Inc (b)	859,857	28,538,654
Iovance Biotherapeutics Inc (b)	1,224,538	5,185,918
Ironwood Pharmaceuticals Inc Class A (b)	763,238	1,228,813
iTeos Therapeutics Inc (b)	149,168	1,082,960
Janux Therapeutics Inc (b)	175,654	5,777,260
Jasper Therapeutics Inc Class A (b)	61,932	367,257
KALA BIO Inc (b)(c)	20,089	139,217
KalVista Pharmaceuticals Inc (b)	201,145	2,292,047
Karyopharm Therapeutics Inc (b)(c)	45,490	361,646
Keros Therapeutics Inc (b)	189,134	2,095,605
Kezar Life Sciences Inc (b)(c)	34,566	197,372
Kineta Inc rights (b)(d)	198,769	1
Klotho Neurosciences Inc (b)(c)	86,065	25,673
Kodiak Sciences Inc (b)	173,525	713,188
Korro Bio Inc (b)	31,476	789,103
Korro Bio Inc rights (b)(c)(d)	185,128	2
Kronos Bio Inc (b)	235,549	230,838
Krystal Biotech Inc (b)	137,609	24,666,413
Kura Oncology Inc (b)	421,826	3,252,278
Kymera Therapeutics Inc (b)	253,317	7,941,488
Kyverna Therapeutics Inc (b)	120,899	343,353
Lantern Pharma Inc (b)	44,473	175,668
Larimar Therapeutics Inc (b)	174,595	529,023
Leap Therapeutics Inc (b)	166,438	77,111
LENZ Therapeutics Inc (c)	89,145	1,946,035
Lexeo Therapeutics Inc (b)	132,697	379,513
Lexicon Pharmaceuticals Inc (b)(c)	993,894	695,229
Lineage Cell Therapeutics Inc (b)	1,037,888	582,774
Lipella Pharmaceuticals Inc (b)(c)	3,056	8,954
Lisata Therapeutics Inc (b)(c)	38,011	90,466
Lixte Biotechnology Holdings Inc (b)	11,244	14,617
Longeveron Inc (b)	69,643	105,857
Lyell Immunopharma Inc (b)	977,314	694,675
MacroGenics Inc (b)	341,895	841,062
Madrigal Pharmaceuticals Inc (b)	92,531	31,578,054
MAIA Biotechnology Inc (b)(c)	104,907	197,225
MannKind Corp (b)	1,499,998	8,009,989
Marker Therapeutics Inc (b)	38,533	58,955
Matinas BioPharma Holdings Inc (b)(c)	27,142	15,737
MediciNova Inc (b)	265,036	434,659
MediPacific Inc Class A rights (b)(d)	103,801	1
MEI Pharma Inc (b)	34,444	88,177
Merrimack Pharmaceuticals Inc (b)(d)	82,829	1
Mersana Therapeutics Inc (b)	519,926	272,129
Metagenomi Inc (c)	137,579	282,037
MetaVia Inc (b)	18,878	27,562
MetaVia Inc rights (b)(d)	1,001	0
MiMedx Group Inc (b)	641,606	5,392,698
Mineralys Therapeutics Inc (b)	125,867	1,150,424
Minerva Neurosciences Inc (b)	29,009	48,445
MiNK Therapeutics Inc (b)(c)	5,481	49,055
Mirum Pharmaceuticals Inc (b)(c)	219,767	10,454,316
Moleculin Biotech Inc (b)(c)	14,357	18,521
Monopar Therapeutics Inc (b)	18,755	658,488
Monte Rosa Therapeutics Inc (b)	241,803	1,329,917
Mural Oncology PLC (b)	92,030	338,670
Mustang Bio Inc (b)(c)	3,618	7,236
Myriad Genetics Inc (b)	495,966	5,321,715
NanoViricides Inc (b)(c)	82,287	108,619
Natera Inc (b)	719,810	111,995,238
NeuBase Therapeutics Inc (b)(d)	11,216	4,116
Neurocrine Biosciences Inc (b)	553,754	65,741,675
Neurogene Inc (b)	56,406	997,823
Neurogene Inc rights (b)(d)	36,893	0
NextCure Inc (b)	124,979	97,359
Nkarta Inc (b)(c)	259,224	453,642
NKGen Biotech Inc (b)(c)	65,298	34,836
Novavax Inc (b)(c)	869,406	7,242,152
Nurix Therapeutics Inc (b)	357,573	5,524,503
Nuvalent Inc Class A (b)	207,328	15,545,453
Nuvectis Pharma Inc (b)(c)	36,123	241,663
Ocean Biomedical Inc Class A (b)(c)	57,429	5,743
Ocugen Inc (b)(c)	1,581,977	1,030,974
Olema Pharmaceuticals Inc (b)(c)	203,374	888,744
OmniAb Operations Inc (b)(d)	29,768	64,001
OmniAb Operations Inc (b)(d)	29,768	56,857
Oncocyte Corp (b)(c)	84,257	235,920
Onconetix Inc (b)(c)	52,460	12,979
Oncternal Therapeutics Inc (b)(d)	14,632	7,705
Oncternal Therapeutics Inc rights (b)(c)(d)	6,762	0
OnKure Therapeutics Inc Class A (b)(c)	41,202	208,894
Oragenics Inc (b)(c)	29,563	8,573
Organogenesis Holdings Inc Class A (b)	402,585	2,500,053
Organovo Holdings Inc (b)(c)	80,303	52,197
ORIC Pharmaceuticals Inc (b)	247,516	1,987,553
Oruka Therapeutics Inc	169,342	1,718,821
Outlook Therapeutics Inc (b)(c)	79,355	119,033
Ovid therapeutics Inc (b)	321,645	170,472
Palatin Technologies Inc (b)(c)	105,789	96,575
Palisade Bio Inc (b)	6,221	5,157
Palisade Bio Inc rights (b)(c)(d)	117,971	1
Palvella Therapeutics Inc (b)	6,907	133,789
Palvella Therapeutics Inc rights (b)(d)	7,057	0
Pasithea Therapeutics Corp (b)(c)	2,964	3,438
Passage Bio Inc (b)	283,968	147,095
PDL BioPharma Inc (b)(d)	559,249	5
PDS Biotechnology Corp (b)(c)	200,777	267,033
PepGen Inc (b)	91,922	289,554
Perspective Therapeutics Inc (b)	284,890	791,994
PharmaCyte Biotech Inc (b)	40,869	72,747
Phio Pharmaceuticals Corp (b)(c)	4,244	6,026
Plus Therapeutics Inc (b)	34,215	25,901
PMV Pharmaceuticals Inc (b)	216,267	296,286
Praxis Precision Medicines Inc (b)	94,517	3,648,356
Precigen Inc (b)(c)	832,979	1,441,054
Precision BioSciences Inc (b)	33,347	179,740
Prelude Therapeutics Inc (b)(c)	104,873	79,599
Prime Medicine Inc (b)(c)	353,839	891,674
ProKidney Corp Class A (b)(c)	490,501	603,316
Protagenic Therapeutics Inc (b)	17,059	5,203
Protagonist Therapeutics Inc (b)	324,569	12,200,549
Protara Therapeutics Inc (b)(c)	93,907	351,212
PTC Therapeutics Inc (b)	419,080	23,158,361
Puma Biotechnology Inc (b)	167,957	601,286
Pyxis Oncology Inc (b)(c)	248,538	295,760
Q32 Bio Inc (b)(c)	26,930	61,131
Q32 Bio Inc rights (b)(c)(d)	157,026	2
Qualigen Therapeutics Inc (b)(c)	715	2,267
Qualigen Therapeutics Inc rights (b)(d)	2,906	0
Quince Therapeutics Inc (b)(c)	188,043	272,662
Rallybio Corp (b)	127,537	92,120
RAPT Therapeutics Inc (b)	39,859	45,439
Recursion Pharmaceuticals Inc Class A (b)(c)	1,555,268	11,680,063
REGENXBIO Inc (b)	247,626	1,626,903
Regulus Therapeutics Inc (b)	253,502	342,228
Rein Therapeutics Inc (b)	107,311	224,280
Relay Therapeutics Inc (b)	710,368	2,422,355
Renovaro Inc (b)(c)	483,067	474,662
RenovoRx Inc (b)(c)	132,541	132,528
Replimune Group Inc (b)	323,193	4,098,087
Revelation Biosciences Inc (b)(c)	501	1,743
Revolution Medicines Inc (b)	933,301	38,022,683
Rezolute Inc/old (b)	262,093	1,161,072
Rhythm Pharmaceuticals Inc (b)	284,363	15,614,372
Rigel Pharmaceuticals Inc (b)	94,974	2,190,100
Rocket Pharmaceuticals Inc (b)	473,483	4,474,414
Roivant Sciences Ltd (b)	2,335,261	25,080,703
SAB Biotherapeutics Inc (b)(c)	40,852	69,857
Sage Therapeutics Inc (b)	293,506	2,142,594
Sagimet Biosciences Inc Class A (b)(c)	128,708	478,150
Salarius Pharmaceuticals Inc (b)(c)	5,676	6,130
Sana Biotechnology Inc (b)(c)	730,860	1,907,545
Sangamo Therapeutics Inc (b)(c)	1,036,836	1,057,573
Sarepta Therapeutics Inc (b)	522,672	55,795,236
Savara Inc (b)(c)	633,397	1,577,159
Scholar Rock Holding Corp (b)	402,414	15,621,711
Scorpius Holdings Inc (b)(c)	15,605	2,668
SELLAS Life Sciences Group Inc (b)(c)	385,174	454,505
Sensei Biotherapeutics Inc (b)(c)	87,242	40,655
Senti Biosciences Inc Class A (b)	15,376	46,282
Sera Prognostics Inc Class A (b)	134,216	569,076
Seres Therapeutics Inc (b)(c)	785,929	596,756
Serina Therapeutics Inc (b)	15,041	74,904
Serina Therapeutics Inc warrants 7/31/2025 (b)(c)	1,744	543
Shattuck Labs Inc (b)	228,884	302,127
Shuttle Pharmaceuticals Holdings Inc (b)	3,151	1,918
Silo Pharma Inc (b)(c)	23,615	31,644
Skye Bioscience Inc (b)	92,754	264,349
Soleno Therapeutics Inc (b)	143,065	6,984,433
Solid Biosciences Inc (b)	112,730	630,161
Soligenix Inc (b)	11,902	27,494
Sonnet BioTherapeutics Holdings Inc (b)	3,004	4,656
Spectrum Pharmaceuticals Inc rights (b)(d)	927,702	8
Spero Therapeutics Inc (b)	242,138	187,802
SpringWorks Therapeutics Inc (b)	404,596	23,369,465
Spruce Biosciences Inc (b)(c)	147,806	57,497
Spyre Therapeutics Inc (b)	270,844	5,335,627
Spyre Therapeutics Inc rights (b)(d)	318,998	3
Stoke Therapeutics Inc (b)(c)	215,941	1,695,137
Summit Therapeutics Inc (b)(c)	762,362	15,773,270
Surface Oncology Inc rights (b)(d)	293,597	2
Surrozen Inc Class A (b)(c)	10,595	121,472
Sutro Biopharma Inc (b)	405,815	645,246
Synaptogenix Inc (b)(c)	6,892	18,367
Syndax Pharmaceuticals Inc (b)	463,675	7,251,877
Synlogic Inc (b)	39,878	55,829
Syros Pharmaceuticals Inc (b)(c)	96,989	13,889
Tango Therapeutics Inc (b)	353,132	730,983
Taysha Gene Therapies Inc (b)	774,582	1,239,331
Tectonic Therapeutic Inc (b)	37,248	941,630
Tectonic Therapeutic Inc rights (b)(d)	17,437	0
Tempest Therapeutics Inc (b)(c)	221,402	179,203
Tenax Therapeutics Inc (b)(c)	9,855	59,426
Tenaya Therapeutics Inc (b)(c)	309,233	312,325
Tevogen Bio Holdings Inc Class A (b)(c)	55,862	71,503
TG Therapeutics Inc (b)	725,849	21,840,796
Tharimmune Inc (b)(c)	5,522	7,896
Theriva Biologics Inc (b)(c)	4,888	7,039
Tonix Pharmaceuticals Holding Corp (b)(c)	10,228	80,392
Tourmaline Bio Inc (b)(c)	101,045	1,322,679
TransCode Therapeutics Inc (b)(c)	2,815	5,574
Travere Therapeutics Inc (b)	421,904	9,028,746
TriSalus Life Sciences Inc Class A (b)	98,867	569,474
TScan Therapeutics Inc (b)	261,290	548,709
Turnstone Biologics Corp (b)	83,244	31,383
Twist Bioscience Corp (b)	318,160	12,350,971
Tyra Biosciences Inc (b)	109,997	1,288,065
Ultragenyx Pharmaceutical Inc (b)	502,777	21,579,189
Unicycive Therapeutics Inc (b)	281,920	155,141
United Therapeutics Corp (b)	243,714	78,000,666
United Therapeutics Corp rights (b)(d)	110,163	1
UNITY Biotechnology Inc (b)	85,240	145,760
Upstream Bio Inc	84,285	668,380
Vanda Pharmaceuticals Inc (b)	322,147	1,533,420
Vaxart Inc (b)	1,161,082	591,339
Vaxcyte Inc (b)	631,243	46,093,364
Vera Therapeutics Inc Class A (b)	300,214	8,985,405
Veracyte Inc (b)	421,323	14,645,187
Verastem Inc (b)	242,410	1,356,284
Vericel Corp (b)	268,667	13,779,930
Verve Therapeutics Inc (b)(c)	369,052	2,336,099
Vigil Neuroscience Inc (b)	109,805	265,728
Viking Therapeutics Inc (b)(c)	606,288	17,503,535
Vincerx Pharma Inc (b)(c)	7,077	7,714
Vir Biotechnology Inc (b)	500,917	4,202,694
Viridian Therapeutics Inc (b)	365,375	5,674,274
Viridian Therapeutics Inc rights (b)(d)	167,699	1
Vistagen Therapeutics Inc (b)	124,545	336,272
Vor BioPharma Inc (b)	163,897	177,009
Voyager Therapeutics Inc (b)	244,077	995,834
vTv Therapeutics Inc Class A (b)	5,014	97,773
Werewolf Therapeutics Inc (b)	165,244	204,903
Windtree Therapeutics Inc (b)(c)	1,170	3,721
X4 Pharmaceuticals Inc (b)(c)	705,344	278,681
XBiotech Inc (b)(c)	107,573	378,657
Xencor Inc (b)	379,499	5,829,105
Xenetic Biosciences Inc (b)	7,361	29,665
Xilio Therapeutics Inc (b)	176,364	159,786
XOMA Royalty Corp (b)	44,471	1,009,492
Y-mAbs Therapeutics Inc (b)	183,199	1,018,586
Zenas Biopharma Inc (c)	75,161	526,879
Zentalis Pharmaceuticals Inc (b)	300,734	622,519
ZyVersa Therapeutics Inc Class A (b)	4,950	5,594
		1,990,984,722
Health Care Equipment & Supplies - 1.7%
Accelerate Diagnostics Inc (b)(c)	72,312	78,097
Accuray Inc Del (b)	542,394	1,090,212
Adagio Medical Holdings Inc	11,978	9,973
Aethlon Medical Inc (b)(c)	71,246	36,884
Alphatec Holdings Inc (b)	552,768	6,926,183
AngioDynamics Inc (b)	221,975	2,062,148
Apyx Medical Corp (b)	172,379	249,950
Artivion Inc (b)	203,752	5,177,338
Aspira Women's Health Inc (b)(c)	55,831	9,246
AtriCure Inc (b)	264,787	10,257,848
Autonomix Medical Inc (c)	3,238	8,905
Avanos Medical Inc (b)	249,504	3,755,035
Avinger Inc (b)(c)(d)	6,939	3,289
Axogen Inc (b)	239,678	4,795,957
Beyond Air Inc (b)(c)	338,360	91,290
Biomerica Inc (b)(c)	76,082	55,913
BioSig Technologies Inc (b)(c)	69,030	64,453
Bioventus Inc (b)	223,955	2,270,904
Bluejay Diagnostics Inc (b)(c)	402	1,725
Butterfly Network Inc Class A (b)(c)	862,400	3,121,888
Catheter Precision Inc (b)	1,136	398
Ceribell Inc	60,208	1,399,234
Cerus Corp (b)	1,014,086	1,673,242
ClearPoint Neuro Inc (b)	142,009	2,061,971
Co-Diagnostics Inc (b)	165,969	82,155
CONMED Corp	168,013	9,941,329
Cutera Inc (b)(c)	109,247	39,329
CVRx Inc (b)	79,390	1,028,894
CytoSorbents Corp (b)(c)	409,299	433,857
CytoSorbents Corp A warrants 12/31/2029 (b)(c)(d)	162,564	2
CytoSorbents Corp B warrants 12/31/2029 (b)(c)(d)	162,564	1
Delcath Systems Inc (b)	144,548	2,048,245
DENTSPLY SIRONA Inc	1,084,201	17,943,527
DIH Holdings US Inc Class A (b)(c)	120,523	58,610
Ekso Bionics Holdings Inc (b)(c)	101,442	53,237
ElectroCore Inc (b)(c)	27,833	423,618
Electromed Inc (b)	34,798	940,938
Embecta Corp	312,986	4,225,311
ENDRA Life Sciences Inc (b)	34	148
Enovis Corp (b)	303,357	11,724,748
Envista Holdings Corp (b)	933,437	18,650,071
Envoy Medical Inc Class A (b)(c)	38,087	52,179
enVVeno Medical Corp (b)	95,169	302,637
Femasys Inc (b)	110,130	172,904
FONAR Corp (b)	33,325	497,876
Fractyl Health Inc (b)(c)	39,134	61,049
Glaukos Corp (b)	301,796	36,221,556
Globus Medical Inc Class A (b)	618,263	49,658,884
Haemonetics Corp (b)	273,039	17,884,055
HeartBeam inc (b)	121,673	245,779
HeartSciences Inc (b)(c)	4,246	15,116
Helius Medical Technologies Inc (b)(c)	16,459	7,793
Hyperfine Inc Class A (b)	318,513	308,958
ICU Medical Inc (b)	132,969	19,457,354
Innovative Eyewear Inc (b)(c)	5,363	24,080
Inogen Inc (b)	128,628	1,071,471
Inspire Medical Systems Inc (b)	163,780	30,395,930
Integer Holdings Corp (b)	182,057	22,429,422
Integra LifeSciences Holdings Corp (b)	359,872	8,352,629
Intelligent Bio Solutions Inc (b)(c)	17,017	36,757
iRadimed Corp	43,321	2,335,435
iRhythm Technologies Inc (b)	170,182	18,747,249
IRIDEX Corp (b)	68,580	94,640
Kewaunee Scientific Corp (b)	11,395	619,432
KORU Medical Systems Inc (b)	237,189	820,674
Lantheus Holdings Inc (b)	379,557	35,610,038
LeMaitre Vascular Inc	111,017	10,196,911
LENSAR Inc (b)	52,752	685,776
LivaNova PLC (b)	294,905	12,276,895
LogicMark Inc (b)	252	46
Lucid Diagnostics Inc (b)	137,650	203,722
Masimo Corp (b)	242,660	45,806,928
Merit Medical Systems Inc (b)	317,732	32,421,373
Microbot Medical Inc (b)(c)	78,027	110,018
Milestone Scientific Inc (b)	282,626	265,640
Modular Medical Inc (b)	161,245	136,413
Monogram Technologies Inc (b)	119,693	278,885
Myomo Inc (b)	120,275	609,794
NanoVibronix Inc (b)(c)	17,110	5,932
NAYA Biosciences Inc Class A (b)(c)	21,800	8,219
Neogen Corp (b)(c)	1,069,696	10,750,445
Neuraxis Inc (b)(c)	17,127	37,337
NeuroMetrix Inc (b)(c)	8,553	37,377
Neuronetics Inc (b)	156,334	664,420
NeuroOne Medical Technologies Corp (b)	155,111	172,949
NeuroPace Inc (b)	79,446	1,028,826
Nevro Corp (b)	202,252	1,156,881
Nexalin Technology Inc (b)(c)	59,979	162,543
Nexgel Inc (b)	32,132	99,609
Novocure Ltd (b)	535,183	10,205,940
Nuwellis Inc (b)(c)	25,078	31,348
Omnicell Inc (b)	251,728	9,580,768
OraSure Technologies Inc (b)	407,046	1,416,520
Orchestra BioMed Holdings Inc (b)	145,435	682,090
Orthofix Medical Inc (b)	206,427	3,587,701
OrthoPediatrics Corp (b)	87,809	2,038,925
Outset Medical Inc (b)(c)	249,154	181,309
Owlet Inc Class A (b)	33,409	151,009
Paragon 28 Inc (b)	214,043	2,791,121
PAVmed Inc (b)(c)	50,488	37,361
Penumbra Inc (b)	209,175	59,706,912
Precision Optics Corp Inc/Mass (b)	27,619	126,495
Predictive Oncology Inc (b)(c)	33,660	46,787
Pro-Dex Inc (b)	11,913	413,619
PROCEPT BioRobotics Corp (b)	294,239	18,931,337
Pulmonx Corp (b)	214,306	1,847,318
Pulse Biosciences Inc (b)(c)	105,998	1,940,823
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	10,916	59,630
QuidelOrtho Corp (b)	357,633	14,301,744
ReShape Lifesciences Inc (b)(c)	2,392	2,464
Retractable Technologies Inc (b)	54,551	41,988
Rockwell Medical Inc (b)	161,533	269,760
RxSight Inc (b)	188,179	5,336,756
Sanara Medtech Inc (b)	19,399	672,951
SeaStar Medical Holding Corp Class A (b)(c)	22,272	38,531
Semler Scientific Inc (b)(c)	31,152	1,337,044
Senseonics Holdings Inc (b)(c)	3,221,967	2,738,672
Sensus Healthcare Inc (b)(c)	73,389	350,799
Sharps Technology Inc (b)(c)	11,894	3,386
SI-BONE Inc (b)	206,035	3,733,354
Sight Sciences Inc (b)	172,702	457,660
SiNtx Technologies Inc (b)(c)	3,333	11,032
Spectral AI Inc Class A (b)(c)	47,865	83,285
STAAR Surgical Co (b)	267,922	4,688,635
Stereotaxis Inc (b)	406,887	838,187
Strata Skin Sciences Inc (b)	10,441	27,564
Surmodics Inc (b)	76,330	2,508,204
Tactile Systems Technology Inc (b)	130,055	1,858,486
Tandem Diabetes Care Inc (b)	356,623	7,895,633
Tela Bio Inc (b)	161,156	394,832
Tenon Medical Inc (b)(c)	16,501	22,111
Tivic Health Systems Inc (b)(c)	30,668	11,185
TransMedics Group Inc (b)(c)	182,163	13,902,680
Treace Medical Concepts Inc (b)	237,624	2,124,359
UFP Technologies Inc (b)	39,529	8,996,405
Utah Medical Products Inc	16,938	1,009,674
Varex Imaging Corp (b)	220,120	2,830,743
Venus Concept Inc (b)(c)	22,944	6,993
Vicarious Surgical Inc Class A (b)	16,808	184,888
Vivani Medical Inc (b)(c)	169,399	188,033
VolitionRX Ltd (b)	394,674	244,698
Xtant Medical Holdings Inc (b)	282,552	144,073
Zimvie Inc (b)	149,150	1,979,221
Zomedica Corp (b)(c)	5,385,541	583,793
Zynex Inc (b)(c)	84,508	609,303
		669,543,078
Health Care Providers & Services - 1.7%
23andMe Holding Co Class A (b)(c)	82,834	182,235
Acadia Healthcare Co Inc (b)	505,641	15,159,117
Accolade Inc (b)	416,959	2,906,204
AdaptHealth Corp (b)	576,150	6,556,587
Addus HomeCare Corp (b)	97,760	9,362,475
agilon health Inc (b)	1,658,689	5,175,110
AirSculpt Technologies Inc (b)(c)	72,936	330,765
Alignment Healthcare Inc (b)	552,403	8,667,203
Amedisys Inc (b)	177,971	16,373,332
American Shared Hospital Services (b)	21,053	61,685
AMN Healthcare Services Inc (b)	206,812	5,236,480
Astrana Health Inc (b)	225,690	5,728,012
Aveanna Healthcare Holdings Inc (b)	313,774	1,336,677
Biodesix Inc (b)	397,291	315,052
BrightSpring Health Services Inc (b)	294,143	5,671,077
Brookdale Senior Living Inc (b)	1,079,262	6,151,793
Castle Biosciences Inc (b)	152,265	3,301,105
Chemed Corp	81,904	49,207,923
Clover Health Investments Corp Class A (b)	2,236,507	8,878,933
Community Health Systems Inc (b)	650,366	1,957,602
Concentra Group Holdings Parent Inc	588,990	13,299,394
CorVel Corp (b)	148,033	16,323,599
Cosmos Health Inc (b)(c)	124,199	68,024
Cross Country Healthcare Inc (b)	168,594	2,893,073
Cryo-Cell International Inc	22,044	174,148
DocGo Inc Class A (b)(c)	480,092	1,483,484
Encompass Health Corp	549,691	55,046,057
Enhabit Inc (b)	272,782	2,283,185
Ensign Group Inc/The	309,543	39,977,478
Enzo Biochem Inc	208,715	100,392
Fulgent Genetics Inc (b)	110,374	1,705,278
GeneDx Holdings Corp Class A (b)	110,286	11,342,915
Guardant Health Inc (b)	671,748	28,582,877
HealthEquity Inc (b)	476,493	52,299,872
Hims & Hers Health Inc Class A (b)(c)	1,041,007	46,939,006
Imac Holdings Inc (b)(c)	8,595	5,168
Infusystem Holdings Inc (b)	115,743	923,629
Innovage Holding Corp (b)	119,598	388,694
Inspire Veterinary Partners Inc Class A (b)(c)	6,801	13,942
Joint Corp/The (b)(c)	81,727	927,601
Kindly MD Inc (b)(c)	7,323	12,303
LifeStance Health Group Inc (b)	707,990	5,515,242
ModivCare Inc (b)	59,297	195,680
MSP Recovery Inc Class A (b)(c)	3,065	6,038
National HealthCare Corp	67,615	6,299,690
National Research Corp Class A	80,944	1,180,973
NeoGenomics Inc (b)	696,272	6,955,757
NeueHealth Inc (b)	18,939	138,823
Nutex Health Inc (b)	17,725	973,103
Oncology Institute Inc/The (b)(c)	185,443	158,016
Ontrak Inc (b)(c)	6,244	9,241
OPKO Health Inc (b)(c)	1,854,517	3,226,860
Option Care Health Inc (b)	936,983	31,388,931
Owens & Minor Inc (b)	399,832	3,830,391
P3 Health Partners Inc Class A (b)	459,756	86,894
PACS Group Inc	201,792	2,629,350
Patterson Cos Inc	427,479	13,311,696
Pediatrix Medical Group Inc (b)	459,756	6,790,596
Pennant Group Inc/The (b)	186,455	4,245,580
Performant Healthcare Inc (b)	401,643	1,152,715
Precipio Inc (b)	6,900	47,679
Premier Inc Class A	527,131	9,583,242
Privia Health Group Inc (b)	560,228	13,988,893
Progyny Inc (b)	403,029	9,080,243
RadNet Inc (b)	354,125	19,643,314
Select Medical Holdings Corp	569,229	10,354,276
Sonida Senior Living Inc (b)(c)	53,968	1,311,422
SunLink Health Systems Inc (b)	23,892	26,042
Surgery Partners Inc (b)	405,212	9,757,505
Syra Health Corp Class A (b)(c)	21,223	8,595
Talkspace Inc Class A (b)	762,233	2,179,986
Tenet Healthcare Corp (b)	518,886	65,685,779
US Physical Therapy Inc	81,802	6,627,598
Viemed Healthcare Inc (b)	183,662	1,439,910
Vivos Therapeutics Inc (b)(c)	27,733	96,234
		665,275,780
Health Care Technology - 0.8%
Aclarion Inc (b)	100	334
American Well Corp (b)	72,792	725,008
Bullfrog AI Holdings Inc (b)(c)	24,482	51,167
CareCloud Inc (b)(c)	46,815	156,128
Certara Inc (b)	595,610	7,135,408
Claritev Corp Class A (b)(c)	34,401	722,077
DarioHealth Corp (b)(c)	146,076	101,654
Definitive Healthcare Corp Class A (b)	288,391	931,503
Doximity Inc Class A (b)	697,855	49,198,778
Evolent Health Inc Class A (b)	583,339	5,244,218
Firefly Neuroscience Inc (b)(c)	34,755	155,355
Forian Inc (b)	86,934	184,300
GoodRx Holdings Inc Class A (b)	500,556	2,492,769
Health Catalyst Inc (b)	330,800	1,544,836
Healthcare Triangle Inc (b)(c)	11,623	5,184
HealthStream Inc	129,897	4,386,622
iCAD Inc (b)	138,093	332,804
iCoreConnect Inc (b)(c)	2,203	1,721
iSpecimen Inc (b)(c)	2,596	4,309
LifeMD Inc (b)(c)	205,118	1,078,921
OptimizeRx Corp (b)	89,046	461,258
Phreesia Inc (b)	298,048	7,910,194
Schrodinger Inc/United States (b)	305,035	6,805,331
Scienture Holdings Inc	15,207	40,299
SCWorx Corp (b)(c)	5,396	5,126
Simulations Plus Inc	88,019	2,550,791
Streamline Health Solutions Inc (b)	18,477	68,180
Teladoc Health Inc (b)	934,496	8,933,782
TruBridge Inc (b)	66,092	1,919,973
Veeva Systems Inc Class A (b)	812,323	182,074,077
VSee Health Inc (b)(c)	27,943	42,194
Waystar Holding Corp (b)	365,867	15,904,238
		301,168,539
Life Sciences Tools & Services - 0.9%
10X Genomics Inc Class A (b)	581,405	6,215,219
Adaptive Biotechnologies Corp (b)	606,368	5,008,600
Akoya Biosciences Inc (b)(c)	122,509	199,690
Alpha Teknova Inc (b)(c)	72,696	472,524
Applied Dna Sciences Inc (b)	280,843	39,795
Avantor Inc (b)	3,709,705	61,952,074
Azenta Inc (b)	247,773	10,807,858
Bio-Rad Laboratories Inc Class A (b)	105,045	27,853,732
BioLife Solutions Inc (b)	196,101	4,706,424
Bionano Genomics Inc (b)(c)	20,719	86,191
Bruker Corp	601,311	28,393,905
Champions Oncology Inc (b)	32,866	337,862
ChromaDex Corp (b)	287,014	1,618,759
Codexis Inc (b)	441,858	1,343,248
Conduit Pharmaceuticals Inc Class A (b)(c)	704	845
CryoPort Inc (b)	265,646	1,479,648
Cytek Biosciences Inc (b)	565,453	2,538,884
Fortrea Holdings Inc (b)	486,089	6,732,333
Harvard Bioscience Inc (b)	222,138	187,373
Illumina Inc (b)	864,798	76,742,175
Inotiv Inc (b)(c)	127,415	392,438
Lifecore Biomedical Inc (b)(c)	199,327	1,164,070
Maravai LifeSciences Holdings Inc Class A (b)	646,848	2,082,851
MaxCyte Inc (United States) (b)	569,872	1,903,372
Medpace Holdings Inc (b)	138,970	45,487,660
Mesa Laboratories Inc	29,431	4,102,093
Nautilus Biotechnology Inc Class A (b)	262,158	340,805
OmniAb Inc (b)(c)	530,791	1,847,153
Pacific Biosciences of California Inc (b)(c)	1,437,818	2,084,836
Personalis Inc (b)	241,910	1,001,507
Quanterix Corp (b)	194,983	1,479,921
Quantum-Si Inc Class A (b)(c)	570,183	786,853
Rapid Micro Biosystems Inc Class A (b)	96,500	294,325
Repligen Corp (b)	285,356	45,445,797
Seer Inc Class A (b)(c)	218,572	459,001
Sotera Health Co (b)	832,429	10,380,390
Standard BioTools Inc (b)	1,639,934	1,746,530
		357,716,741
Pharmaceuticals - 1.3%
60 Degrees Pharmaceuticals Inc (b)(c)	775	1,402
Aclaris Therapeutics Inc (b)	389,501	775,107
Adial Pharmaceuticals Inc (b)(c)	33,896	26,608
ALT5 Sigma Corp (b)(c)	76,396	462,196
Alto Neuroscience Inc (b)	117,186	328,121
Alumis Inc (c)	75,030	348,890
Amneal Intermediate Inc Class A (b)	802,174	6,954,849
Amphastar Pharmaceuticals Inc (b)	203,602	5,788,405
Amylyx Pharmaceuticals Inc (b)	282,527	926,689
AN2 Therapeutics Inc (b)	115,043	131,149
Anebulo Pharmaceuticals Inc (b)(c)	51,541	59,788
ANI Pharmaceuticals Inc (b)	90,159	5,579,941
Aquestive Therapeutics Inc (b)(c)	378,653	1,060,228
Arvinas Inc (b)	357,995	6,336,512
Assertio Holdings Inc (b)(c)	522,516	405,420
Atea Pharmaceuticals Inc (b)	408,883	1,238,915
Athira Pharma Inc (b)(c)	166,236	68,273
Avenue Therapeutics Inc (b)(c)	6,522	7,174
Axsome Therapeutics Inc (b)	221,387	28,235,698
Aytu BioPharma Inc (b)(c)	32,097	41,566
BioAge Labs Inc (c)	63,006	291,718
Biofrontera Inc (b)(c)	14,488	14,130
Biote Corp Class A (b)	120,990	528,726
Cadrenal Therapeutics Inc (b)(c)	6,762	128,478
CalciMedica Inc (b)	48,619	107,934
Cara Therapeutics Inc (b)	21,028	100,514
Cassava Sciences Inc (b)(c)	245,171	588,410
cbdMD Inc (b)(c)	8,992	3,577
Cingulate Inc (b)(c)	18,127	74,683
Citius Pharmaceuticals Inc (b)(c)	36,649	60,471
Clearside Biomedical Inc (b)	376,760	323,901
CNS Pharmaceuticals Inc (b)(c)	6,728	16,349
Cocrystal Pharma Inc (b)	37,013	64,032
Cognition Therapeutics Inc (b)(c)	185,458	84,365
Collegium Pharmaceutical Inc (b)	174,685	5,074,599
Context Therapeutics Inc (b)	284,639	252,646
Contineum Therapeutics Inc Class A	30,243	212,911
Corcept Therapeutics Inc (b)	510,953	30,953,533
CorMedix Inc (b)	330,276	3,421,659
Cumberland Pharmaceuticals Inc (b)(c)	39,299	190,993
Dare Bioscience Inc (b)	46,826	147,034
Durect Corp (b)(c)	168,880	134,766
Edgewise Therapeutics Inc (b)	318,463	8,334,177
Elanco Animal Health Inc (b)	2,686,367	30,006,719
Enliven Therapeutics Inc (b)(c)	164,039	3,416,932
Enliven Therapeutics Inc rights (b)(d)	72,018	1
Enveric Biosciences Inc (b)(c)	2,754	7,711
Esperion Therapeutics Inc (b)(c)	983,464	1,671,889
Eton Pharmaceuticals Inc (b)	133,914	2,102,450
Evoke Pharma Inc (b)	8,151	37,984
Evolus Inc (b)	268,580	3,918,582
Eyenovia Inc (b)(c)	3,514	5,939
EyePoint Pharmaceuticals Inc (b)	370,612	2,323,737
Fulcrum Therapeutics Inc (b)	237,476	852,539
Harmony Biosciences Holdings Inc (b)	207,725	7,031,491
Harrow Inc (b)	166,059	4,662,937
Hepion Pharmaceuticals Inc (b)(c)	31,528	3,973
Hoth Therapeutics Inc (b)	34,794	31,864
IGC Pharma Inc (b)	373,553	108,330
Ikena Oncology Inc (b)	167,113	223,931
Impact BioMedical Inc (e)	26,770	42,297
Innoviva Inc (b)(c)	298,265	5,344,909
Intra-Cellular Therapies Inc (b)	537,294	68,881,091
Jaguar Health Inc (b)(c)	49,826	30,733
Jazz Pharmaceuticals PLC (b)	328,803	47,193,095
Journey Medical Corp (b)	55,213	310,849
Kiora Pharmaceuticals Inc (b)(c)	12,959	42,117
Ligand Pharmaceuticals Inc (b)	102,709	12,554,121
Ligand Pharmaceuticals Inc rights (b)	26,087	420
Ligand Pharmaceuticals Inc rights (b)(d)	26,087	3,200
Ligand Pharmaceuticals Inc rights (b)	26,087	55
Ligand Pharmaceuticals Inc rights (b)(d)	26,087	63
Lipocine Inc (b)	29,399	89,373
Liquidia Corp (b)	257,440	3,987,746
Lyra Therapeutics Inc (b)(c)	224,532	48,050
MBX Biosciences Inc (c)	58,397	560,611
Mind Medicine MindMed Inc (b)(c)	358,938	2,412,063
Mira Pharmaceuticals Inc (b)(c)	58,239	58,239
Nektar Therapeutics (b)	885,858	744,121
Neumora Therapeutics Inc (b)	456,170	711,625
NovaBay Pharmaceuticals Inc (b)(c)	25,041	15,150
NRX Pharmaceuticals Inc (b)(c)	41,971	95,274
Nutriband Inc (b)(c)	28,296	205,712
Nuvation Bio Inc Class A (b)	1,385,560	2,729,553
Ocular Therapeutix Inc (b)	690,892	4,932,969
Omeros Corp (b)(c)	315,255	2,651,295
Optinose Inc (b)	42,712	248,157
Opus Genetics Inc (b)(c)	172,032	177,193
Opus Genetics Inc rights (b)(d)	5,723	0
Organon & Co	1,402,120	20,905,609
Pacira BioSciences Inc (b)	250,993	6,036,382
Perrigo Co PLC	742,877	21,543,433
Petros Pharmaceuticals Inc (b)(c)	34,646	3,387
Phathom Pharmaceuticals Inc (b)(c)	241,196	1,331,402
Phibro Animal Health Corp Class A	110,218	2,506,357
Pliant Therapeutics Inc (b)	290,978	1,000,964
Prestige Consumer Healthcare Inc (b)	268,882	22,787,750
Processa Pharmaceuticals Inc (b)(c)	16,497	8,644
ProPhase Labs Inc (b)(c)	113,617	50,991
Pulmatrix Inc (b)	19,706	159,224
Rani Therapeutics Holdings Inc Class A (b)(c)	85,701	131,123
Rapport Therapeutics Inc (b)(c)	45,886	460,237
Relmada Therapeutics Inc (b)	151,466	39,381
Reviva Pharmaceuticals Holdings Inc (b)(c)	162,305	233,719
Royalty Pharma PLC Class A	2,086,787	70,199,515
Satsuma Pharmaceuticals Inc rights (b)(d)	101,138	1
scPharmaceuticals Inc (b)(c)	148,566	487,296
SCYNEXIS Inc (b)(c)	208,440	214,693
Seelos Therapeutics Inc rights (b)(c)(d)	3,233	0
Senestech Inc (b)(c)	2,716	7,876
Septerna Inc (c)	86,596	560,276
SIGA Technologies Inc	222,659	1,222,398
Sonoma Pharmaceuticals Inc (b)(c)	5,242	11,899
Supernus Pharmaceuticals Inc (b)	299,979	9,617,327
Talphera Inc (b)	93,656	53,852
Tarsus Pharmaceuticals Inc (b)	189,438	8,426,202
Telomir Pharmaceuticals Inc (b)(c)	90,565	362,260
Terns Pharmaceuticals Inc (b)	318,959	1,176,959
TFF Pharmaceuticals Inc (b)(c)(d)	20,483	1,330
TherapeuticsMD Inc (b)	62,333	57,346
Theravance Biopharma Inc (b)	189,452	1,771,376
Third Harmonic Bio Inc (b)(c)	115,739	399,300
Titan Pharmaceuticals Inc (b)	3,112	12,386
TNF Pharmaceuticals Inc (b)(c)	11,213	4,688
Traws Pharma Inc (b)	13,280	43,957
Traws Pharma Inc rights (b)(d)	104,398	1
Trevi Therapeutics Inc (b)	301,534	1,362,934
Ventyx Biosciences Inc (b)	293,503	463,735
Verrica Pharmaceuticals Inc (b)(c)	104,629	67,915
Veru Inc (b)(c)	713,231	370,666
Virpax Pharmaceuticals Inc (b)(c)	25,307	6,074
VYNE Therapeutics Inc (b)	67,663	170,511
WaVe Life Sciences Ltd (b)	637,456	6,737,910
Xeris Biopharma Holdings Inc (b)	803,779	3,078,474
Xeris Biopharma Holdings Inc rights (b)(d)	264,044	2
Zevra Therapeutics Inc (b)(c)	267,629	2,143,708
		506,595,097
TOTAL HEALTH CARE		4,491,283,957

Industrials - 16.8%
Aerospace & Defense - 1.5%
AAR Corp (b)	191,918	12,478,508
AeroVironment Inc (b)	152,349	22,794,457
AerSale Corp (b)	174,572	1,222,004
Air Industries Group (b)(c)	12,100	49,731
Archer Aviation Inc Class A (b)(c)	1,592,856	14,144,561
Astronics Corp (b)	161,016	3,221,930
BWX Technologies Inc	499,857	51,970,132
Byrna Technologies Inc (b)	98,124	2,524,731
Cadre Holdings Inc	140,965	4,739,243
CPI Aerostructures Inc (b)	61,013	229,409
Curtiss-Wright Corp	206,856	66,537,301
Ducommun Inc (b)	73,594	4,314,080
Eve Holding Inc Class A (b)(c)	275,635	1,132,860
HEICO Corp	224,073	59,307,642
HEICO Corp Class A	398,472	84,938,292
Hexcel Corp	446,409	28,288,938
Innovative Solutions And Support Inc (b)	58,444	417,290
Intuitive Machines Inc Class A (b)(c)	381,826	5,567,023
Kratos Defense & Security Solutions Inc (b)	823,957	21,744,225
Leonardo DRS Inc	401,499	12,225,645
Loar Holdings Inc (c)	96,458	7,009,603
Mercury Systems Inc (b)	275,535	12,236,509
Momentus Inc Class A (b)(c)	10,673	28,283
Moog Inc Class A	156,171	26,625,594
National Presto Industries Inc	28,676	2,917,496
Optex Systems Holdings Inc (b)	31,444	181,117
Park Aerospace Corp	102,643	1,419,553
Redwire Corp Class A (b)	130,373	1,821,311
Rocket Lab USA Inc Class A (b)(c)	1,912,824	39,193,764
Sidus Space Inc Class A (b)(c)	47,467	89,713
SIFCO Industries Inc (b)	19,642	63,837
Spirit AeroSystems Holdings Inc Class A (b)	635,038	22,162,826
Standardaero Inc (c)	326,211	9,208,937
Triumph Group Inc (b)	420,542	10,673,356
V2X Inc (b)	76,849	3,605,755
Virgin Galactic Holdings Inc Class A (b)(c)	146,271	555,830
VirTra Inc (b)	57,624	346,896
Woodward Inc	325,495	61,516,928
		597,505,310
Air Freight & Logistics - 0.1%
Air T Inc (b)(c)	4,551	78,778
Air Transport Services Group Inc (b)	272,272	6,079,834
Forward Air Corp Class A (b)	108,443	2,436,714
GXO Logistics Inc (b)	655,860	25,854,001
Hub Group Inc Class A	329,803	13,554,903
Radiant Logistics Inc (b)	250,592	1,694,002
		49,698,232
Building Products - 1.6%
AAON Inc	368,559	28,305,331
Advanced Drainage Systems Inc	384,524	42,832,128
Alpha Pro Tech Ltd (b)	51,817	279,812
American Woodmark Corp (b)	83,910	5,209,133
Apogee Enterprises Inc	119,084	5,708,887
Armstrong World Industries Inc	236,602	36,356,263
AZEK Co Inc/The Class A (b)	788,883	36,959,169
AZZ Inc	162,208	15,589,811
Carlisle Cos Inc	246,407	83,965,650
CEA Industries Inc (b)	2,538	24,086
CSW Industrials Inc	91,419	27,982,442
Fortune Brands Innovations Inc	677,675	43,859,126
Gibraltar Industries Inc (b)	164,585	10,814,880
Griffon Corp	215,227	15,569,521
Hayward Holdings Inc (b)	771,205	11,174,760
Insteel Industries Inc	105,680	2,973,835
Janus International Group Inc (b)	767,419	6,208,420
JELD-WEN Holding Inc (b)	458,641	2,522,526
Jewett-Cameron Trading Co Ltd (b)	16,978	78,438
Masterbrand Inc (b)	689,548	9,646,777
Northann Corp (b)	36,970	7,394
Owens Corning	467,581	72,026,177
Quanex Building Products Corp	255,098	4,920,840
Resideo Technologies Inc (b)	797,515	15,320,263
Simpson Manufacturing Co Inc	230,563	37,904,557
Tecnoglass Inc	119,896	8,831,539
Trex Co Inc (b)	582,380	35,927,022
UFP Industries Inc	330,073	35,317,811
Zurn Elkay Water Solutions Corp	773,881	27,418,604
		623,735,202
Commercial Services & Supplies - 1.1%
ABM Industries Inc	341,515	18,554,510
ACCO Brands Corp	505,576	2,361,040
Acme United Corp	17,619	688,727
ACV Auctions Inc Class A (b)	859,160	13,798,110
American Rebel Holdings Inc (b)(c)	5,495	3,785
Aqua Metals Inc (b)(c)	36,184	71,282
Avalon Holdings Corp Class A (b)	6,814	22,281
Bitcoin Depot Inc Class A (b)(c)	52,071	57,278
Brady Corp Class A	239,448	17,352,797
Bridger Aerospace Group Holdings Inc (b)	115,922	204,023
BrightView Holdings Inc (b)	314,219	4,216,819
Brink's Co/The	236,631	22,252,779
Casella Waste Systems Inc Class A (b)	338,417	37,909,472
CECO Environmental Corp (b)	154,962	3,855,455
Clean Harbors Inc (b)	275,871	58,912,252
CompX International Inc Class A	8,322	197,731
CoreCivic Inc (b)	598,845	11,234,332
Deluxe Corp	241,043	3,967,568
Driven Brands Holdings Inc (b)	320,625	5,620,556
DSS Inc (b)	4,225	3,802
Ennis Inc	142,451	3,019,961
Enviri Corp (b)	431,139	2,802,404
Fuel Tech Inc (b)	131,361	130,047
GEO Group Inc/The (b)	739,763	20,239,916
Greenwave Technology Solutions Inc (b)(c)	109,954	28,587
Healthcare Services Group Inc (b)	399,189	4,191,485
HNI Corp	259,221	12,077,106
Interface Inc	316,883	6,410,543
Knightscope Inc Class A (b)(c)	14,900	93,870
LanzaTech Global Inc Class A (b)(c)	443,356	354,197
Liquidity Services Inc (b)	120,977	4,050,310
Matthews International Corp Class A	166,165	4,140,832
MillerKnoll Inc	376,209	8,088,494
Mobile Infrastructure Corp Class A (b)	206,495	755,772
Montrose Environmental Group Inc (b)	172,341	3,348,586
MSA Safety Inc	213,815	35,001,516
NL Industries Inc	47,333	325,178
Odyssey Marine Exploration Inc (b)(c)	95,185	39,787
OPENLANE Inc (b)	577,356	12,875,039
Perma-Fix Environmental Services Inc (b)(c)	79,409	638,448
Pitney Bowes Inc	856,842	9,279,599
Pursuit Attractions and Hospitality Inc (b)	114,407	4,541,958
Quad/Graphics Inc Class A	169,119	1,062,067
Quest Resource Holding Corp (b)	78,643	359,399
Royalty Management Holding Corp Class A (b)(c)	39,863	40,660
Steelcase Inc Class A	510,331	6,205,625
Team Inc (b)	23,858	390,794
Tetra Tech Inc	1,458,806	42,582,547
TOMI Environmental Solutions Inc (b)	74,328	66,159
UniFirst Corp/MA	81,918	17,605,817
Vestis Corp	620,727	7,355,615
Virco Mfg. Corp	51,827	532,782
VSE Corp	96,239	11,404,322
		421,324,021
Construction & Engineering - 1.6%
AECOM	728,479	72,884,324
Ameresco Inc Class A (b)	175,624	2,072,363
API Group Corp (b)	1,315,971	51,678,181
Arcosa Inc	264,618	22,196,158
Argan Inc	71,182	9,279,997
Bowman Consulting Group Ltd (b)	77,369	1,601,538
Centuri Holdings Inc (c)	67,183	1,165,625
Comfort Systems USA Inc	193,205	70,197,173
Concrete Pumping Holdings Inc	130,589	854,052
Construction Partners Inc Class A (b)	256,410	18,605,110
Dycom Industries Inc (b)	158,434	25,960,995
EMCOR Group Inc	251,037	102,651,540
Everus Construction Group Inc	276,749	11,512,758
Fluor Corp (b)	934,592	35,542,534
FTE Networks Inc (b)(c)(d)	20,159	0
Granite Construction Inc	237,196	19,587,646
Great Lakes Dredge & Dock Corp (b)	363,882	3,089,358
IES Holdings Inc (b)	46,197	8,238,311
INNOVATE Corp (b)(c)	66,118	602,996
Limbach Holdings Inc (b)	55,649	4,618,867
MasTec Inc (b)	335,307	43,787,741
Matrix Service Co (b)	132,763	1,656,882
MYR Group Inc (b)	88,945	10,915,330
Nocera Inc (b)	41,565	40,227
Northwest Pipe Co (b)	54,052	2,382,072
Orion Group Holdings Inc (b)	188,334	1,340,938
Primoris Services Corp	291,951	20,944,565
Safe & Green Holdings Corp (b)(c)	8,232	4,642
Shimmick Corp (b)	8,587	17,775
Southland Holdings Inc (b)	48,484	159,997
Sterling Infrastructure Inc (b)	167,547	21,313,654
Tutor Perini Corp (b)	238,317	7,004,137
Valmont Industries Inc	109,176	38,033,643
WillScot Holdings Corp	1,011,037	33,313,669
		643,254,798
Electrical Equipment - 1.4%
374Water Inc (b)	388,403	133,261
Acuity Brands Inc	166,414	49,446,592
Advent Technologies Holdings Inc (b)(c)	11,967	60,314
Allient Inc	79,429	1,976,194
American Superconductor Corp (b)(c)	214,392	4,868,842
Amprius Technologies Inc (b)	198,115	505,193
Array Technologies Inc (b)(c)	786,884	4,154,748
Atkore Inc	194,929	11,988,134
Babcock & Wilcox Enterprises Inc (b)	322,520	348,322
Beam Global (b)(c)	74,245	176,703
Blink Charging Co (b)(c)	689,462	703,251
Bloom Energy Corp Class A (b)(c)	1,081,061	25,967,085
Broadwind Inc (b)	112,923	177,289
ChargePoint Holdings Inc Class A (b)(c)	2,166,069	1,442,385
Complete Solaria Inc Class A (b)(c)	119,593	175,802
ConnectM Technology Solutions Inc Class A (b)(c)	81,935	58,166
Dragonfly Energy Holdings Corp (b)	14,661	27,856
Energous Corp (b)(c)	41,787	14,985
Energy Focus Inc (b)(c)	18,431	40,364
Energy Vault Holdings Inc Class A (b)(c)	521,331	709,010
EnerSys	216,592	21,981,922
Enovix Corp Class B (b)(c)	869,474	7,755,708
Eos Energy Enterprises Inc (b)(c)	1,182,876	5,169,168
Espey Mfg. & Electronics Corp	13,238	355,043
ESS Tech Inc Class A (b)(c)	24,325	87,813
Expion360 Inc (b)(c)	2,247	2,562
Fluence Energy Inc Class A (b)(c)	335,978	1,921,794
Flux Power Holdings Inc (b)	66,613	85,265
FTC Solar Inc (b)(c)	41,254	130,363
FuelCell Energy Inc (b)(c)	111,748	644,786
GrafTech International Ltd (b)	1,034,249	1,210,071
Hyliion Holdings Corp Class A (b)	666,303	1,126,052
Ideal Power Inc (b)	38,055	220,338
KULR Technology Group Inc (b)(c)	930,069	1,264,894
LSI Industries Inc	143,587	2,654,924
NeoVolta Inc (b)(c)	154,557	570,315
Net Power Inc Class A (b)(c)	201,020	1,457,395
NEXTracker Inc Class A (b)	785,258	34,567,057
NuScale Power Corp Class A (b)(c)	493,656	8,485,947
Nuvve Holding Corp (b)(c)	3,085	8,330
nVent Electric PLC	896,522	54,096,137
Ocean Power Technologies Inc (b)	554,884	331,932
Orion Energy Systems Inc (b)	171,191	154,072
Pioneer Power Solutions Inc	47,350	165,725
Plug Power Inc (b)(c)	4,633,009	7,459,144
Polar Power Inc (b)	8,677	24,122
Powell Industries Inc	50,733	8,609,897
Preformed Line Products Co	15,759	2,053,083
Regal Rexnord Corp	361,911	46,831,283
Sensata Technologies Holding PLC	815,656	23,531,676
Servotronics Inc (b)(c)	7,080	75,048
SES AI Corp Class A (b)(c)	825,561	547,677
Shoals Technologies Group Inc (b)	908,041	2,751,364
SKYX Platforms Corp (b)(c)	356,194	502,234
SolarMax Technology Inc (b)	24,270	28,153
Solidion Technology Inc Class A (b)(c)	255,170	85,992
Stardust Power Inc Class A (b)(c)	44,090	32,834
Stem Inc Class A (b)(c)	946,116	406,262
SUNation Energy Inc (b)	8,842	2,563
SUNation Energy Inc rights (b)(d)	13,969	0
Sunrun Inc (b)(c)	1,218,276	8,832,501
Thermon Group Holdings Inc (b)	182,014	5,369,413
Tigo Energy Inc (b)	115,553	102,842
TPI Composites Inc (b)(c)	213,213	240,931
Ultralife Corp (b)	52,215	327,388
Vertiv Holdings Co Class A	2,046,658	194,780,442
Vicor Corp (b)	125,107	7,923,026
Westwater Resources Inc (b)	353,462	254,457
Zeo Energy Corp Class A (b)(c)	32,740	68,099
		558,262,540
Ground Transportation - 1.0%
ArcBest Corp	126,745	9,983,704
Avis Budget Group Inc (b)	91,393	7,220,961
Covenant Logistics Group Inc Class A	85,240	2,145,491
Ftai Infrastructure Inc	616,246	3,598,877
Heartland Express Inc	232,232	2,396,634
Hertz Global Holdings Inc (b)(c)	660,750	2,755,328
Knight-Swift Transportation Holdings Inc	883,423	44,559,856
Landstar System Inc	191,789	30,456,093
Lyft Inc Class A (b)	2,005,359	26,751,489
Marten Transport Ltd	314,218	4,625,289
PAMT CORP (b)	31,120	404,871
Proficient Auto Logistics Inc	87,757	917,938
RXO Inc (b)	758,362	15,523,670
Ryder System Inc	230,692	37,941,913
Saia Inc (b)	145,403	59,533,804
Schneider National Inc Class B	255,171	6,731,411
U-Haul Holding Co (b)	58,831	4,074,046
U-Haul Holding Co Class N	539,314	33,194,777
Universal Logistics Holdings Inc	38,389	1,044,181
Werner Enterprises Inc	334,979	10,906,916
XPO Inc (b)	634,295	77,992,914
		382,760,163
Industrial Conglomerates - 0.0%
Hyperscale Data Inc (c)(d)	4,032	0
Hyperscale Data Inc Class A (b)(c)	5,648	17,565
		17,565
Machinery - 3.4%
3D Systems Corp (b)	722,793	2,450,268
AGCO Corp	340,805	33,047,861
AgEagle Aerial Systems Inc (b)(c)	1,725	2,519
Agrify Corp (b)	3,424	64,200
AirJoule Technologies Corp Class A (b)(c)	109,656	878,345
Alamo Group Inc	56,358	9,861,523
Albany International Corp Class A	169,918	13,010,621
Allison Transmission Holdings Inc	471,854	48,011,145
Art's-Way Manufacturing Co Inc (b)	10,582	17,354
Astec Industries Inc	123,256	4,385,448
Atmus Filtration Technologies Inc	451,832	17,982,914
Blue Bird Corp (b)	175,309	6,160,358
Chart Industries Inc (b)	228,920	43,620,706
Chicago Rivet & Machine CO	3,862	52,523
Cleancore Solutions Inc (b)(c)	7,880	8,904
ClearSign Technologies Corp (b)	282,029	214,004
CNH Industrial NV Class A	4,765,326	61,377,399
Columbus McKinnon Corp/NY	155,649	2,712,962
Commercial Vehicle Group Inc (b)	160,797	334,458
Crane Co	266,501	43,436,998
Desktop Metal Inc (b)(c)	127,055	289,685
Donaldson Co Inc	651,804	45,033,138
Douglas Dynamics Inc	125,884	3,403,903
Eastern Co/The	31,819	894,114
Energy Recovery Inc (b)	315,499	4,719,865
Enerpac Tool Group Corp Class A	294,337	13,618,973
Enpro Inc	114,339	20,818,845
Esab Corp	311,373	39,015,037
ESCO Technologies Inc	142,617	23,514,691
Federal Signal Corp	335,076	27,234,977
Flowserve Corp	714,966	39,351,729
Franklin Electric Co Inc	217,095	22,176,254
FreightCar America Inc (b)	78,017	632,718
Gates Industrial Corp PLC (b)	1,234,025	26,704,301
Gencor Industries Inc (b)	56,060	731,022
Gorman-Rupp Co/The	111,712	4,260,696
Graco Inc	919,263	80,040,230
Graham Corp (b)	55,416	1,874,723
Greenbrier Cos Inc/The	170,085	9,558,777
Helios Technologies Inc	180,452	7,118,831
Hillenbrand Inc	381,557	11,408,554
Hillman Solutions Corp Class A (b)	1,069,052	10,433,948
Hurco Cos Inc	32,367	578,075
Hydrofarm Holdings Group Inc (b)	22,841	113,063
Hyster-Yale Inc Class A	60,281	3,063,480
Hyzon Motors Inc Class A (b)(c)(d)	36,361	23,038
ITT Inc	444,107	62,725,673
JBT Marel Corp	253,130	33,413,160
Kadant Inc (c)	63,796	23,890,326
Kennametal Inc	422,784	9,356,210
L B Foster Co Class A (b)	55,027	1,510,491
Laser Photonics Corp (b)(c)	40,232	144,433
Lincoln Electric Holdings Inc	307,793	63,617,735
Lindsay Corp	59,029	7,798,911
LiqTech International Inc (b)	50,659	78,015
Manitowoc Co Inc/The (b)	192,566	1,993,058
Markforged Holding Corp Class A (b)	66,164	168,057
Mayville Engineering Co Inc (b)	67,120	1,003,444
Microvast Holdings Inc (b)(c)	1,008,288	1,643,509
Middleby Corp/The (b)	292,623	48,402,770
Miller Industries Inc/TN	62,262	3,606,215
Mueller Industries Inc	619,043	49,634,868
Mueller Water Products Inc Class A1	848,939	21,868,669
Nauticus Robotics Inc (b)(c)	18,045	17,377
Nephros Inc (b)	52,970	79,985
NN Inc (b)	245,092	747,531
Nuburu Inc Class A (b)(c)	87,822	23,738
Omega Flex Inc	19,365	689,588
Oshkosh Corp	356,740	36,494,502
Palladyne AI Corp Class A (b)(c)	104,017	663,108
Park-Ohio Holdings Corp	47,372	1,146,402
Perma-Pipe International Holdings Inc (b)	41,542	557,078
Proto Labs Inc (b)	133,137	5,309,504
RBC Bearings Inc (b)	170,164	61,122,909
REV Group Inc	282,245	8,608,473
Richtech Robotics Inc Class B (b)(c)	221,137	415,738
Shyft Group Inc/The	171,220	1,715,624
SPX Technologies Inc (b)	253,961	36,989,420
Standex International Corp	65,524	12,186,154
Symbotic Inc Class A (b)(c)	208,035	4,722,395
Taylor Devices Inc (b)	17,228	578,344
TechPrecision Corp (b)	45,572	130,792
Tennant CO	102,510	8,873,266
Terex Corp	363,282	14,785,577
Timken Co/The	350,582	28,397,142
Titan International Inc (b)	262,582	2,237,199
Toro Co/The	560,478	44,955,940
Trinity Industries Inc	447,291	13,906,277
Twin Disc Inc	61,226	527,768
Urban-Gro Inc (b)(c)	46,902	38,788
Wabash National Corp	235,508	2,757,799
Watts Water Technologies Inc Class A	149,747	32,132,711
Worthington Enterprises Inc	170,271	7,149,679
Xos Inc (b)(c)	22,446	101,905
		1,343,161,434
Marine Transportation - 0.2%
Genco Shipping & Trading Ltd	235,989	3,369,923
Kirby Corp (b)	311,475	32,461,925
Lakeside Holding Ltd	7,814	13,909
Matson Inc	180,290	25,974,380
Pangaea Logistics Solutions Ltd	191,037	978,109
		62,798,246
Passenger Airlines - 0.4%
Alaska Air Group Inc (b)	691,863	50,007,858
Allegiant Travel Co	79,017	5,807,750
American Airlines Group Inc (b)	3,577,770	51,341,000
Blade Air Mobility Inc (b)	330,164	1,115,954
flyExclusive Inc Class A (b)	21,451	72,719
Frontier Group Holdings Inc (b)(c)	442,310	3,184,632
Jet.AI Inc Class A (b)(c)	5,217	36,936
JetBlue Airways Corp (b)	1,622,683	10,579,893
Joby Aviation Inc Class A (b)(c)	2,622,035	18,354,245
Mesa Air Group Inc (b)	177,420	202,259
SkyWest Inc (b)	219,121	21,673,258
Sun Country Airlines Holdings Inc (b)	213,823	3,444,689
Surf Air Mobility Inc (b)(c)	53,958	185,076
Volato Group Inc Class A (b)(c)	3,121	6,896
Wheels Up Experience Inc Class A (b)(c)	495,386	599,417
		166,612,582
Professional Services - 2.4%
Alight Inc Class A	2,452,764	16,752,378
Amentum Holdings Inc	674,624	13,249,615
Asure Software Inc (b)(c)	135,207	1,418,321
Barrett Business Services Inc	140,635	5,660,559
BGSF Inc	54,605	267,565
BlackSky Technology Inc Class A (b)(c)	132,359	1,915,235
Booz Allen Hamilton Holding Corp Class A	695,866	73,803,548
CACI International Inc (b)	122,656	41,071,362
Cbiz Inc (b)	271,501	21,223,233
Clarivate PLC (b)(c)	2,429,675	10,423,306
Concentrix Corp (c)	253,964	11,469,014
Conduent Inc (b)	802,742	2,841,707
CRA International Inc	36,739	7,096,138
CSG Systems International Inc	151,054	9,712,772
DLH Holdings Corp (b)	65,363	330,737
Dun & Bradstreet Holdings Inc	1,679,593	15,233,909
ExlService Holdings Inc (b)	874,123	42,351,259
Exponent Inc	279,464	23,659,422
Falcon's Beyond Global Inc Class A (c)	24,858	194,887
First Advantage Corp (b)(c)	327,561	4,900,313
FiscalNote Holdings Inc Class A (b)	430,659	529,711
Forrester Research Inc (b)	61,776	684,478
Franklin Covey Co (b)	60,942	1,948,925
FTI Consulting Inc (b)	192,540	31,884,624
GEE Group Inc (b)	503,792	112,345
Genpact Ltd	882,449	46,963,936
Heidrick & Struggles International Inc	110,827	4,542,799
HireQuest Inc	30,778	466,594
Hudson Global Inc (b)	13,260	145,860
Huron Consulting Group Inc (b)	88,406	13,478,379
ICF International Inc	101,879	8,074,930
Innodata Inc (b)(c)	138,653	7,309,786
Insperity Inc	192,653	16,947,684
KBR Inc	724,439	35,519,244
Kelly Services Inc Class A	176,014	2,370,909
Kforce Inc	93,630	4,692,736
Korn Ferry	282,234	18,528,662
Legalzoom.com Inc (b)	581,711	5,910,184
ManpowerGroup Inc	260,544	15,015,151
Mastech Digital Inc (b)	27,765	292,365
Maximus Inc	326,609	21,294,907
Mistras Group Inc (b)	103,182	1,015,311
Nixxy Inc (b)(c)	72,173	116,198
NV5 Global Inc (b)	282,398	5,097,284
Parsons Corp (b)	254,417	14,812,158
Paycor HCM Inc (b)	438,474	9,791,124
Paylocity Holding Corp (b)	237,945	48,609,784
Planet Labs PBC Class A (b)	1,152,342	5,323,820
Professional Diversity Network Inc (b)(c)	34,705	10,411
Rcm Technologies Inc (b)	27,383	512,062
Resolute Holdings Management Inc	14,061	658,336
Resources Connection Inc	174,607	1,271,139
Robert Half Inc	552,841	32,667,375
Science Applications International Corp	269,975	26,670,830
ShiftPixy Inc (b)(c)(d)	877	5,726
Skillsoft Corp Class A (b)	24,803	641,902
Spire Global Inc Class A (b)(c)	124,251	1,417,704
SS&C Technologies Holdings Inc	1,172,520	104,412,906
Staffing 360 Solutions Inc (b)(c)(d)	2,614	4,221
TransUnion	1,062,235	98,182,381
TriNet Group Inc	166,757	12,291,658
TrueBlue Inc (b)	158,234	993,710
TTEC Holdings Inc	106,609	360,338
UL Solutions Inc Class A	336,454	17,895,988
Upwork Inc (b)	675,248	10,756,701
Verra Mobility Corp Class A (b)	892,848	20,437,291
Where Food Comes From Inc (b)	14,338	177,648
Willdan Group Inc (b)	71,715	2,345,081
		956,768,576
Trading Companies & Distributors - 2.1%
Air Lease Corp Class A	562,771	26,967,986
Alta Equipment Group Inc Class A (c)	110,729	606,795
Applied Industrial Technologies Inc	209,188	52,418,329
Beacon Roofing Supply Inc (b)	338,148	39,029,042
BlueLinx Holdings Inc (b)	45,430	3,605,779
Boise Cascade Co	209,336	21,699,770
Core & Main Inc Class A (b)	1,051,721	53,648,288
Custom Truck One Source Inc Class A (b)(c)	290,383	1,286,397
Distribution Solutions Group Inc (b)	50,424	1,486,500
DNOW Inc (b)	574,837	9,185,895
DXP Enterprises Inc/TX (b)	68,866	6,230,307
EVI Industries Inc	27,595	477,945
Ferguson Enterprises Inc	1,093,564	194,107,610
FTAI Aviation Ltd	558,485	71,882,604
GATX Corp	193,019	32,243,824
Global Industrial Co	73,535	1,724,396
GMS Inc (b)	215,299	17,139,953
H&E Equipment Services Inc	173,337	16,623,018
Herc Holdings Inc	154,277	22,135,664
Hudson Technologies Inc (b)	217,094	1,250,461
iPower Inc (b)(c)	70,735	42,087
Karat Packaging Inc	37,228	1,113,489
McGrath RentCorp	133,280	16,260,160
Mrc Global Inc (b)	463,104	5,635,976
MSC Industrial Direct Co Inc Class A	246,457	19,805,285
Rush Enterprises Inc Class A	375,608	21,905,459
Rush Enterprises Inc Class B	13,779	784,576
SiteOne Landscape Supply Inc (b)	248,521	31,390,688
Titan Machinery Inc (b)(c)	110,075	1,892,189
Transcat Inc (b)	49,930	3,970,434
Watsco Inc	189,703	95,672,914
Wesco International Inc	242,689	43,798,084
Willis Lease Finance Corp	15,455	3,125,774
Xometry Inc Class A (b)	241,671	6,602,452
		825,750,130
Transportation Infrastructure - 0.0%
Singularity Future Technology Ltd (b)(c)	18,746	15,011
Sky Harbour Group Corp Class A (b)(c)	88,818	979,663
		994,674
TOTAL INDUSTRIALS		6,632,643,473

Information Technology - 17.2%
Communications Equipment - 0.5%
Actelis Networks Inc (b)(c)	26,359	26,253
ADTRAN Holdings Inc (b)	388,073	4,101,932
Applied Optoelectronics Inc (b)(c)	232,486	5,082,144
Aviat Networks Inc (b)	62,514	1,308,418
BK Technologies Corp (b)	15,811	482,236
Calix Inc (b)	314,407	11,639,347
Cambium Networks Corp (b)	66,340	54,419
Ciena Corp (b)	786,313	62,566,925
Clearfield Inc (b)(c)	64,330	2,084,935
ClearOne Inc	75,279	38,919
CommScope Holding Co Inc (b)	1,171,782	7,440,816
Comtech Telecommunications Corp (b)	155,063	263,607
Digi International Inc (b)	197,785	6,040,354
EMCORE Corp (b)	40,174	124,539
Extreme Networks Inc (b)	717,125	11,079,581
Franklin Wireless Corp (b)	48,752	337,364
Genasys Inc (b)	245,465	665,210
Harmonic Inc (b)	634,747	6,544,242
Infinera Corp (b)(c)	1,129,642	7,512,119
Inseego Corp (b)(c)	62,815	660,814
KVH Industries Inc (b)	73,329	427,508
Lantronix Inc (b)(c)	167,617	429,100
Lumentum Holdings Inc (b)	374,771	26,357,644
Netgear Inc (b)	156,801	4,123,866
NetScout Systems Inc (b)	389,543	8,760,822
Network-1 Technologies Inc	70,015	96,621
Ondas Holdings Inc (b)(c)	370,869	365,046
Optical Cable Corp (b)	26,619	107,541
Ribbon Communications Inc (b)	496,808	2,344,934
Ubiquiti Inc	22,959	7,844,861
Viasat Inc (b)(c)	460,580	4,025,469
Viavi Solutions Inc (b)	1,206,372	13,487,239
		196,424,825
Electronic Equipment, Instruments & Components - 1.9%
908 Devices Inc (b)(c)	145,740	326,458
Advanced Energy Industries Inc	206,788	23,815,774
Aeva Technologies Inc (b)(c)	181,543	649,924
AEye Inc Class A (b)(c)	40,930	25,782
Airgain Inc (b)	56,790	329,382
AmpliTech Group Inc (b)	44,963	74,189
Arlo Technologies Inc (b)	544,877	7,835,331
Arrow Electronics Inc (b)	286,372	30,948,222
Astrotech Corp (b)	7,386	48,304
Avnet Inc	475,920	24,052,997
Badger Meter Inc	160,025	33,658,058
Bel Fuse Inc Class A	5,408	440,806
Bel Fuse Inc Class B	60,059	5,039,551
Belden Inc	220,889	24,304,417
Benchmark Electronics Inc	195,705	7,820,372
Cemtrex Inc (b)	45	77
Climb Global Solutions Inc	20,837	2,554,408
Coda Octopus Group Inc (b)	30,508	233,691
Cognex Corp	937,053	30,735,338
Coherent Corp (b)	842,600	63,355,094
CPS Technologies Corp (b)	53,867	85,649
Crane NXT Co	267,222	14,916,332
CTS Corp	163,434	7,298,962
Daktronics Inc (b)	215,346	3,286,180
Data I/O Corp (b)	45,227	127,088
Digital Ally Inc (b)	16,591	1,268
Electro-Sensors Inc (b)	9,190	42,090
ePlus Inc (b)	143,872	9,262,479
Evolv Technologies Holdings Inc Class A (b)(c)	588,950	2,084,883
FARO Technologies Inc (b)	102,321	3,270,179
Flex Ltd (b)	2,111,316	79,997,764
Focus Universal Inc (b)(c)	19,263	78,208
Frequency Electronics Inc	47,162	742,802
Identiv Inc (b)	120,063	440,631
Insight Enterprises Inc (b)	149,930	23,071,228
Interlink Electronics Inc	17,266	118,963
IPG Photonics Corp (b)	145,537	8,468,798
Itron Inc (b)	247,296	26,928,061
Key Tronic Corp (b)	51,233	156,773
Kimball Electronics Inc (b)	134,328	2,420,591
Knowles Corp (b)	478,410	7,936,822
LGL Group Inc/The (b)	18,931	129,677
LGL Group Inc/The warrants 11/16/2025 (b)	6,067	1,499
LightPath Technologies Inc Class A (b)	192,968	439,967
Lightwave Logic Inc (b)(c)	667,399	807,553
Littelfuse Inc	135,639	31,483,168
M-Tron Industries Inc (b)(c)	12,743	504,113
Methode Electronics Inc	190,977	2,081,649
MicroVision Inc (b)(c)	1,203,383	1,744,905
Mirion Technologies Inc Class A (b)	1,015,686	15,773,604
MultiSensor AI Holdings Inc (b)(c)	113,288	140,477
Napco Security Technologies Inc	199,212	4,892,647
Neonode Inc (b)(c)	69,215	599,402
nLight Inc (b)	262,932	2,411,086
Nortech Systems Inc (b)	5,185	52,213
Novanta Inc (b)	196,057	28,357,684
OSI Systems Inc (b)	84,291	17,381,647
Ouster Inc Class A (b)	234,693	1,936,217
PAR Technology Corp (b)(c)	196,795	13,521,784
PC Connection Inc	67,098	4,280,852
Plexus Corp (b)	148,630	19,755,900
Powerfleet Inc NJ (b)	624,915	4,405,651
Red Cat Holdings Inc (b)(c)	295,044	1,829,273
Research Frontiers Inc (b)	157,684	212,873
RF Industries Ltd (b)	47,262	207,008
Richardson Electronics Ltd/United States	67,637	892,808
Rogers Corp (b)	92,243	7,373,905
Sanmina Corp (b)	298,713	24,470,569
ScanSource Inc (b)	118,883	4,352,307
SigmaTron International Inc (b)	25,370	34,757
SmartRent Inc Class A (b)(c)	925,263	1,147,326
Sobr Safe Inc (b)	1,875	1,425
Sono-Tek Corp (b)	71,101	263,074
Syntec Optics Holdings Inc Class A (b)	33,912	45,103
Taitron Components Inc Class A	19,802	51,881
TD SYNNEX Corp	412,855	56,763,434
TTM Technologies Inc (b)	552,926	13,331,046
Universal Security Instruments Inc (b)	7,126	14,252
VerifyMe Inc (b)	48,577	47,605
Vishay Intertechnology Inc	612,191	10,492,954
Vishay Precision Group Inc (b)	66,625	1,568,353
Vontier Corp	817,472	30,532,579
Vuzix Corp (b)(c)	369,669	1,094,220
Wrap Technologies Inc (b)(c)	166,582	364,815
		752,777,188
IT Services - 2.5%
Applied Digital Corp (b)(c)	934,525	7,476,200
ASGN Inc (b)	240,856	16,228,877
Backblaze Inc Class A (b)	208,319	1,362,406
BigBear.ai Holdings Inc (b)(c)	534,550	2,758,278
BigCommerce Holdings Inc (b)	384,348	2,721,184
Brand Engagement Network Inc Class A (b)(c)	55,415	21,556
Castellum Inc (b)(c)	153,846	166,154
CISO Global Inc (b)(c)	31,318	35,389
Cloudflare Inc Class A (b)	1,666,198	242,098,569
Couchbase Inc (b)	222,857	3,933,426
Crexendo Inc (b)	67,922	421,116
CSP Inc	33,968	562,170
Data Storage Corp (b)(c)	22,836	90,659
DigitalOcean Holdings Inc (b)	348,965	14,953,150
DXC Technology Co (b)	989,458	18,176,343
Fastly Inc Class A (b)	719,079	4,896,928
Glimpse Group Inc/The (b)	79,203	102,172
Grid Dynamics Holdings Inc (b)	346,386	6,518,985
Hackett Group Inc/The	136,519	4,147,447
Information Services Group Inc	198,320	620,742
Kyndryl Holdings Inc (b)	1,263,037	48,096,449
MongoDB Inc Class A (b)	402,923	107,753,698
Okta Inc Class A (b)	884,860	80,070,981
Rackspace Technology Inc (b)	422,603	1,001,569
Research Solutions Inc/CA (b)	135,606	404,106
Snowflake Inc Class A (b)	1,826,736	323,514,947
TSS Inc/MD (b)(c)	68,885	750,158
Tucows Inc Class A (b)(c)	54,686	1,086,611
Twilio Inc Class A (b)	835,426	100,192,640
Unisys Corp (b)	375,789	1,619,651
WidePoint Corp (b)(c)	40,507	153,522
XTI Aerospace Inc (b)(c)	3,029	8,693
Damon Inc (c)(e)	8,187	1,384
Damon Inc (c)	8,187	1,383
		991,947,543
Semiconductors & Semiconductor Equipment - 2.8%
ACM Research Inc Class A (b)	265,622	6,890,235
Aehr Test Systems (b)(c)	151,537	1,460,817
Alpha & Omega Semiconductor Ltd (b)	129,293	3,914,992
Ambarella Inc (b)	213,478	13,113,954
Amkor Technology Inc	614,894	12,974,263
Amtech Systems Inc (b)	64,104	316,674
Ascent Solar Technologies Inc (b)(c)	4,953	9,707
Astera Labs Inc (b)	112,816	8,387,870
Atomera Inc (b)(c)	157,324	923,492
Axcelis Technologies Inc (b)	179,367	9,827,518
AXT Inc (b)	220,659	353,054
CEVA Inc (b)	127,801	4,378,462
Cirrus Logic Inc (b)	288,920	30,108,353
Cohu Inc (b)	252,704	4,968,161
Credo Technology Group Holding Ltd (b)	777,341	42,893,676
CVD Equipment Corp (b)	26,540	79,620
Datavault AI Inc (b)(c)	44,470	40,677
Diodes Inc (b)	251,375	12,412,898
Entegris Inc	822,317	83,234,927
Everspin Technologies Inc (b)	100,455	566,566
FormFactor Inc (b)	419,605	13,972,847
GCT Semiconductor Holding Inc Class A (b)(c)	176,867	339,585
GSI Technology Inc (b)(c)	104,259	298,181
Ichor Holdings Ltd (b)	182,633	5,349,321
Impinj Inc (b)	124,663	12,049,926
inTEST Corp (b)	66,882	558,465
Kopin Corp (b)	768,230	1,060,157
Lattice Semiconductor Corp (b)	754,075	47,009,036
MACOM Technology Solutions Holdings Inc (b)	314,818	36,411,850
Marvell Technology Inc	4,721,094	433,490,851
MaxLinear Inc Class A (b)	416,540	6,085,649
MKS Instruments Inc	367,270	33,722,731
Mobix Labs Inc Class A (b)(c)	117,049	134,606
Navitas Semiconductor Corp Class A (b)(c)	711,492	1,736,040
NVE Corp	26,425	1,819,097
Onto Innovation Inc (b)	268,712	39,140,590
PDF Solutions Inc (b)	167,928	3,781,739
Penguin Solutions Inc (b)	288,429	5,748,390
Peraso Inc (b)	14,301	12,069
Photronics Inc (b)	343,120	7,150,621
Pixelworks Inc (b)	289,126	213,462
Power Integrations Inc	308,628	18,764,582
Qorvo Inc (b)	514,708	37,414,125
QuickLogic Corp (b)(c)	72,703	447,123
Rambus Inc (b)	579,463	32,386,187
Rigetti Computing Inc Class A (b)(c)	867,478	7,338,864
Semtech Corp (b)	459,193	17,536,581
Silicon Laboratories Inc (b)	176,388	24,747,236
SiTime Corp (b)	103,905	16,120,861
SkyWater Technology Inc (b)	121,670	1,135,181
SolarEdge Technologies Inc (b)(c)	315,530	5,203,090
Synaptics Inc (b)	220,126	14,559,134
Trio-Tech International (b)	12,134	75,473
Ultra Clean Holdings Inc (b)	243,712	5,995,315
Universal Display Corp	240,578	36,957,592
Veeco Instruments Inc (b)	305,568	6,795,832
Wolfspeed Inc (b)(c)	690,653	3,991,974
		1,116,410,279
Software - 9.1%
8x8 Inc (b)	710,442	1,776,105
A10 Networks Inc	407,484	8,471,592
ACCESS Newswire Inc (b)	14,722	142,509
ACI Worldwide Inc (b)	571,356	32,767,267
Adeia Inc	592,343	9,311,632
Agilysys Inc (b)	121,927	9,874,868
Airship AI Holdings Inc Class A (b)(c)	70,466	298,776
Alarm.com Holdings Inc (b)	272,069	15,804,488
Alkami Technology Inc (b)	367,425	11,331,387
Altair Engineering Inc Class A (b)	325,281	36,301,360
Amplitude Inc Class A (b)	458,224	5,769,040
Appfolio Inc Class A (b)	125,747	26,972,732
Appian Corp Class A (b)	231,363	7,512,357
AppLovin Corp Class A (b)	1,171,631	381,647,083
Arteris Inc (b)	136,366	1,240,931
Asana Inc Class A (b)	466,715	8,984,264
Aspen Technology Inc (b)	144,628	38,362,577
Atlassian Corp Class A (b)	879,641	250,046,751
Auddia Inc (b)(c)	15,187	4,708
AudioEye Inc (b)	36,005	468,425
Aurora Innovation Inc Class A (b)(c)	5,532,569	40,221,777
authID Inc (b)(c)	50,043	249,214
AvePoint Inc Class A (b)	568,751	8,497,140
Aware Inc/MA (b)	86,359	138,174
Banzai International Inc Class A (b)(c)	1,109	1,597
Bentley Systems Inc Class B	837,732	36,776,435
BILL Holdings Inc (b)	518,620	28,627,824
Bio-key International Inc (b)(c)	8,460	8,545
Blackbaud Inc (b)	212,828	14,067,931
Blackboxstocks Inc (b)(c)	9,312	29,053
BlackLine Inc (b)	283,945	13,714,544
Blend Labs Inc Class A (b)	1,055,149	3,302,616
Box Inc Class A (b)	782,574	25,590,170
Braze Inc Class A (b)	355,122	13,132,412
Bridgeline Digital Inc (b)	45,222	55,623
BTCS Inc (b)	55,700	118,641
Btcs Inc Series V (b)(d)	38,570	0
C3.ai Inc Class A (b)(c)	614,431	14,408,407
Ccc Intelligent Solutions Holdings Inc Class A (b)	2,284,353	23,277,557
Cerence Inc (b)(c)	227,200	2,592,352
Cipher Mining Inc (b)(c)	1,207,709	4,927,453
Cleanspark Inc (b)(c)	1,393,988	11,137,964
Clear Secure Inc Class A	518,076	12,283,582
Clearwater Analytics Holdings Inc Class A (b)	1,074,853	33,427,928
Commvault Systems Inc (b)	238,088	40,608,289
Confluent Inc Class A (b)	1,405,330	44,605,174
Consensus Cloud Solutions Inc (b)	95,929	2,510,462
Core Scientific Inc (b)(c)	1,515,702	16,915,234
CoreCard Corp (b)	31,785	661,128
CS Disco Inc (b)	128,462	619,187
CXApp Inc Class A (b)(c)	67,256	77,344
CYNGN Inc (b)	69	471
Daily Journal Corp (b)	5,483	2,156,299
Datadog Inc Class A (b)	1,705,949	198,828,356
DatChat Inc (b)(c)	13,443	30,919
Digimarc Corp (b)(c)	81,636	1,334,749
Digital Turbine Inc (b)	504,923	1,731,886
DocuSign Inc (b)	1,104,147	91,831,906
Dolby Laboratories Inc Class A	325,253	26,543,897
Domo Inc Class B (b)	179,135	1,361,426
DoubleVerify Holdings Inc (b)	772,585	10,738,932
Dropbox Inc Class A (b)	1,213,431	31,524,937
Duos Technologies Group Inc (b)(c)	30,304	183,036
Dynatrace Inc (b)	1,622,512	92,888,812
E2open Parent Holdings Inc Class A (b)	1,131,498	2,591,130
eGain Corp (b)	105,596	517,420
Elastic NV (b)	469,352	54,613,799
Enfusion Inc Class A (b)	237,735	2,729,198
EverCommerce Inc (b)	98,123	973,380
Expensify Inc Class A (b)	275,059	1,065,854
Five9 Inc (b)	413,736	14,977,243
FOXO Technologies Inc (b)(c)	34,782	5,913
Freshworks Inc Class A (b)	1,036,922	17,689,889
Gitlab Inc Class A (b)	646,624	38,933,231
Greenidge Generation Holdings Inc Class A (b)(c)	43,990	37,994
Guidewire Software Inc (b)	454,318	91,463,300
HubSpot Inc (b)	281,184	203,574,404
I3 Verticals Inc Class A (b)	119,087	3,087,926
Informatica Inc Class A (b)	459,244	8,799,115
Intapp Inc (b)	283,148	18,676,442
Intellicheck Inc (b)	91,000	231,140
Intellinetics Inc (b)	14,177	171,967
InterDigital Inc (c)	138,744	29,641,268
Intrusion Inc (b)(c)	32,951	28,008
Inuvo Inc (b)	640,967	264,976
Iveda Solutions Inc (b)(c)	10,536	23,495
Jamf Holding Corp (b)	342,815	4,689,709
Kaltura Inc (b)	428,396	908,200
Klaviyo Inc Class A (b)	428,960	16,866,707
LivePerson Inc (b)(c)	397,336	429,123
LiveRamp Holdings Inc (b)	360,325	10,766,511
LM Funding America Inc (b)(c)	11,725	17,588
Logility Supply Chain Solutions Inc Class A	185,684	2,623,715
Manhattan Associates Inc (b)	331,982	58,720,976
MARA Holdings Inc (b)(c)	1,749,387	24,351,467
Marin Software Inc (b)(c)	14,946	25,259
Matterport Inc Class A (b)	1,533,616	8,368,751
Meridianlink Inc (b)	143,699	2,623,944
MicroStrategy Inc Class A (b)(c)	1,041,858	266,121,790
Mitek Systems Inc (b)	249,833	2,340,935
N-able Inc/US (b)	383,601	3,847,518
nCino Inc (b)	508,442	15,919,319
NCR Voyix Corp (b)	789,477	8,905,301
NetSol Technologies Inc (b)	46,950	117,845
NextNav Inc Class A (b)	356,852	3,743,377
NextTrip Inc (b)(c)	3,242	12,903
Nutanix Inc Class A (b)	1,356,206	104,278,679
Oblong Inc (b)(c)	3,699	13,464
Olo Inc Class A (b)	638,020	4,395,958
ON24 Inc (b)	203,236	1,134,057
OneSpan Inc	194,829	3,125,057
Onestream Inc Class A (c)	243,204	5,666,653
Ooma Inc (b)	135,564	1,949,410
PagerDuty Inc (b)	520,700	9,226,804
Pegasystems Inc	243,780	19,139,168
Phunware Inc (b)(c)	108,995	335,705
Porch Group Inc (b)(c)	513,264	3,587,715
Procore Technologies Inc (b)	582,638	44,554,328
Progress Software Corp	237,159	12,958,368
PROS Holdings Inc (b)	236,090	5,708,656
Q2 Holdings Inc (b)	328,962	28,741,410
Qualys Inc (b)	199,321	26,202,739
Quantum Computing Inc (b)(c)	376,169	2,281,465
QXO Inc (b)(c)	1,334,252	16,998,370
Rapid7 Inc (b)	347,926	10,121,167
reAlpha Tech Corp (b)(c)	36,218	52,154
Red Violet Inc	62,241	2,528,229
Rekor Systems Inc (b)(c)	528,189	649,672
ReposiTrak Inc	66,550	1,307,042
Rimini Street Inc (b)	256,980	912,279
RingCentral Inc Class A (b)	437,288	12,440,844
Riot Platforms Inc (b)(c)	1,569,969	14,569,312
Rubrik Inc Class A (b)	375,736	24,467,928
Samsara Inc Class A (b)	1,148,732	54,771,542
SEMrush Holdings Inc Class A (b)	182,922	2,012,142
SentinelOne Inc Class A (b)	1,583,491	32,667,419
Signing Day Sports Inc (b)(c)	468	599
Silvaco Group Inc (b)(c)	43,164	267,185
Smith Micro Software Inc (b)(c)	88,881	115,545
SolarWinds Corp	295,363	5,408,097
Soluna Holdings Inc (b)(c)	23,881	25,553
SoundHound AI Inc Class A (b)(c)	1,829,654	19,796,856
SoundThinking Inc (b)(c)	47,271	776,663
Sprinklr Inc Class A (b)	632,548	5,357,682
Sprout Social Inc Class A (b)	283,271	7,512,347
SPS Commerce Inc (b)	204,406	27,226,879
Stronghold Digital Mining Inc Class A (b)	73,892	212,809
Synchronoss Technologies Inc (b)	53,492	480,893
T Stamp Inc Class A (b)(c)	5,081	12,245
Telos Corp (b)	288,254	861,879
Tenable Holdings Inc (b)	655,715	25,008,970
Teradata Corp (b)	522,287	12,451,322
Terawulf Inc (b)(c)	1,674,908	7,017,865
Thumzup Media Corp (b)(c)	16,614	52,666
UiPath Inc Class A (b)	2,312,037	28,438,055
Unity Software Inc (b)	1,607,705	41,221,556
Upland Software Inc (b)	129,195	410,840
Urgent.ly Inc (b)(c)	61,451	42,401
Varonis Systems Inc (b)	612,344	26,312,422
Veea Inc Class A (b)(c)	80,787	154,303
Verb Technology Co Inc (b)(c)	3,964	18,789
Verint Systems Inc (b)	343,692	7,757,128
Veritone Inc (b)(c)	180,930	499,367
Vertex Inc Class A (b)	285,242	9,210,464
Viant Technology Inc Class A (b)	87,577	1,750,664
VirnetX Holding Corp (b)(c)	17,169	157,440
Weave Communications Inc (b)	227,606	2,867,836
Workiva Inc Class A (b)	280,827	24,577,979
Xperi Inc (b)	244,418	2,067,776
Yext Inc (b)	592,362	4,028,062
Zeta Global Holdings Corp Class A (b)	1,155,854	19,892,247
Zoom Communications Inc Class A (b)	1,427,930	105,238,441
Zscaler Inc (b)	514,432	100,946,991
		3,555,302,817
Technology Hardware, Storage & Peripherals - 0.4%
AstroNova Inc (b)	35,788	388,658
Boxlight Corp Class A (b)(c)	6,166	11,283
CompoSecure Inc Class A (c)	168,736	2,250,938
Corsair Gaming Inc (b)	245,549	2,882,745
CPI Card Group Inc (b)	24,679	825,759
Diebold Nixdorf Inc (b)	204,208	9,032,120
Eastman Kodak Co (b)	400,956	2,814,711
Foxx Development Holdings Inc (c)	10,571	54,441
Immersion Corp	159,376	1,281,383
Intevac Inc	144,799	582,092
IonQ Inc (b)(c)	1,070,408	26,299,925
Movano Inc (b)	27,640	133,778
One Stop Systems Inc (b)	95,731	300,595
Pure Storage Inc Class A (b)	1,698,790	89,135,511
Quantum Corp (b)(c)	26,307	310,160
Sandisk Corp/DE	627,108	29,380,010
Socket Mobile Inc (b)	23,814	30,482
Sonim Technologies Inc (b)	10,658	23,341
TransAct Technologies Inc (b)	47,228	187,495
Turtle Beach Corp (b)	90,197	1,545,977
Xerox Holdings Corp (c)	649,987	4,309,414
		171,780,818
TOTAL INFORMATION TECHNOLOGY		6,784,643,470

Materials - 4.7%
Chemicals - 1.3%
AdvanSix Inc	145,932	4,074,421
Alto Ingredients Inc (b)	371,903	598,764
American Vanguard Corp	142,756	733,766
Arq Inc (b)	169,000	882,180
Ashland Inc	265,188	16,128,734
ASP Isotopes Inc (b)(c)	297,648	1,416,804
Aspen Aerogels Inc (b)(c)	365,598	2,782,201
Avient Corp	511,515	21,877,497
Axalta Coating Systems Ltd (b)	1,186,297	42,955,814
Balchem Corp	177,534	30,896,242
Bolt Projects Holdings Inc Class A (b)(c)	57,835	21,451
Cabot Corp	300,123	25,810,578
Chemours Co/The	812,160	12,141,792
Core Molding Technologies Inc (b)	41,721	572,829
Crown ElectroKinetics Corp (b)(c)	154	604
Danimer Scientific Inc warrants 7/15/2025 (b)	165,168	2,147
Ecovyst Inc (b)	566,557	3,846,922
Element Solutions Inc	1,215,062	31,725,269
Flotek Industries Inc (b)	154,642	1,238,682
Ginkgo Bioworks Holdings Inc Class A (b)(c)	218,794	1,802,863
Hawkins Inc	103,209	10,835,913
HB Fuller Co	295,642	16,774,727
Huntsman Corp	904,332	15,310,341
Ingevity Corp (b)	197,084	9,393,023
Innospec Inc	134,851	13,944,942
Intrepid Potash Inc (b)	51,730	1,349,636
Koppers Holdings Inc	109,657	3,192,115
Kronos Worldwide Inc	119,302	1,043,893
LSB Industries Inc (b)	286,368	2,099,077
Mativ Holdings Inc	294,037	1,987,690
Minerals Technologies Inc	172,894	11,884,734
NewMarket Corp	41,730	23,790,690
Northern Technologies International Corp	42,751	485,224
Novusterra Inc (b)(c)(d)	24,632	0
Olin Corp	642,390	16,310,282
Origin Materials Inc Class A (b)	693,745	633,805
Perimeter Solutions Inc	746,201	7,894,807
PureCycle Technologies Inc (b)(c)	781,068	8,045,000
Quaker Chemical Corp	74,444	10,349,205
Rayonier Advanced Materials Inc (b)	356,043	2,741,531
RPM International Inc	700,297	86,759,796
Scotts Miracle-Gro Co/The	231,298	13,547,124
Sensient Technologies Corp	229,840	15,950,896
Stepan Co	114,336	7,061,391
Trinseo PLC	192,934	949,235
Tronox Holdings PLC	634,456	4,923,379
Valhi Inc	12,505	214,336
Westlake Corp	181,336	20,364,033
		507,346,385
Construction Materials - 1.2%
CRH PLC	3,696,912	379,007,418
Eagle Materials Inc	183,760	41,568,350
Knife River Corp (b)	309,244	29,588,466
Smith-Midland Corp (b)(c)	24,471	835,195
United States Lime & Minerals Inc	57,003	5,349,732
		456,349,161
Containers & Packaging - 0.8%
AptarGroup Inc	362,258	53,161,362
Berry Global Group Inc	624,361	45,060,133
Crown Holdings Inc	643,940	57,716,342
Eightco Holdings Inc (b)(c)	7,486	10,555
Graphic Packaging Holding CO	1,641,074	43,783,854
Greif Inc Class A	139,302	7,976,433
Greif Inc Class B	26,878	1,629,075
Myers Industries Inc	203,212	2,227,204
O-I Glass Inc (b)	837,530	9,606,469
Pactiv Evergreen Inc	213,789	3,818,272
Ranpak Holdings Corp Class A (b)	235,921	1,578,311
Sealed Air Corp	791,764	27,062,494
Silgan Holdings Inc	440,379	23,916,983
Sonoco Products Co	537,244	25,691,008
TriMas Corp	204,238	4,184,837
		307,423,332
Metals & Mining - 1.3%
5E Advanced Materials Inc (b)(c)	11,333	52,812
Alcoa Corp	1,412,863	46,977,695
Alpha Metallurgical Resources Inc (b)	59,466	8,177,764
American Battery Technology Co (b)(c)	411,939	411,939
Ampco-Pittsburgh Corp (b)	81,854	170,256
Ascent Industries Co (b)	46,402	518,774
ATI Inc (b)	777,319	45,208,873
Carpenter Technology Corp	271,358	56,190,101
Century Aluminum Co (b)	281,429	5,333,080
Cleveland-Cliffs Inc (b)	2,652,810	28,756,460
Coeur Mining Inc (b)	3,462,463	17,831,684
Commercial Metals Co	618,860	29,977,578
Compass Minerals International Inc	198,602	2,073,405
Contango ORE Inc (b)(c)	52,296	489,491
Dakota Gold Corp (b)	367,396	1,113,210
Friedman Industries Inc	38,350	629,324
Gold Resource Corp (b)	509,325	239,179
Hecla Mining Co	3,446,841	17,682,294
Hycroft Mining Holding Corp (b)(c)	104,595	243,706
Idaho Strategic Resources Inc (b)(c)	64,617	758,604
Inno Holdings Inc (b)(c)	8,942	41,804
Ivanhoe Electric Inc / US (b)(c)	458,276	2,845,894
Kaiser Aluminum Corp	87,816	6,213,860
Materion Corp	112,468	10,275,076
Metallus Inc (b)	202,930	2,930,309
MP Materials Corp (b)(c)	655,346	15,734,857
Olympic Steel Inc	52,925	1,758,169
Paramount Gold Nevada Corp (b)	304,058	109,157
Piedmont Lithium Inc (b)(c)	96,938	688,260
Radius Recycling Inc Class A	143,306	1,981,922
Ramaco Resources Inc Class A	126,054	1,144,255
Ramaco Resources Inc Class B	64,011	583,826
Reliance Inc	294,713	87,576,915
Royal Gold Inc	358,254	52,663,338
Ryerson Holding Corp	146,507	3,689,046
Solitario Resources Corp (b)	374,913	253,104
SunCoke Energy Inc	454,982	4,126,687
Tredegar Corp (b)	139,759	1,088,723
United States Antimony Corp (b)(c)	420,607	580,438
United States Steel Corp	1,230,723	49,499,679
US Gold Corp (b)(c)	53,249	439,837
Warrior Met Coal Inc	284,503	13,695,974
Worthington Steel Inc	189,801	5,061,993
		525,819,352
Paper & Forest Products - 0.1%
Clearwater Paper Corp (b)	89,669	2,344,843
Louisiana-Pacific Corp	340,501	33,937,735
Magnera Corp (b)	192,159	3,960,397
Sylvamo Corp	186,752	13,278,067
		53,521,042
TOTAL MATERIALS		1,850,459,272

Real Estate - 5.6%
Diversified REITs - 0.4%
Alexander & Baldwin Inc	403,712	7,311,224
Alpine Income Property Trust Inc	72,659	1,204,686
American Assets Trust Inc	263,452	5,917,132
Armada Hoffler Properties Inc Class A	444,427	4,079,840
Broadstone Net Lease Inc Class A	1,038,521	17,499,079
CTO Realty Growth Inc	149,851	2,853,163
Empire State Realty Trust Inc Class A	745,880	6,914,308
Essential Properties Realty Trust Inc	960,297	31,420,918
Generation Income Properties Inc	32,366	57,288
Gladstone Commercial Corp	244,207	3,963,480
Global Net Lease Inc	1,098,014	8,784,112
Mackenzie Realty Capital Inc (c)	57,229	101,295
Medalist Diversified REIT Inc	5,020	67,218
Modiv Industrial Inc Class C	51,631	785,308
NexPoint Diversified Real Estate Trust	207,124	1,027,335
One Liberty Properties Inc	90,908	2,415,426
Presidio Property Trust Inc Class A (b)	74,859	48,627
WP Carey Inc	1,194,221	76,680,930
		171,131,369
Health Care REITs - 0.6%
American Healthcare REIT Inc	835,008	24,874,888
CareTrust REIT Inc	1,021,786	26,433,604
Community Healthcare Trust Inc	140,101	2,625,493
Diversified Healthcare Trust	1,176,512	3,329,529
Global Medical REIT Inc	360,763	3,174,714
Healthcare Realty Trust Inc	1,934,092	33,130,996
LTC Properties Inc	250,439	8,737,817
Medical Properties Trust Inc (c)	3,270,816	19,297,814
National Health Investors Inc	249,040	17,848,697
Omega Healthcare Investors Inc	1,476,891	54,408,665
Sabra Health Care REIT Inc	1,294,225	21,497,077
Sila Realty Trust Inc	301,646	7,667,841
Strawberry Fields REIT Ltd	18,840	220,805
Universal Health Realty Income Trust	72,886	2,909,609
		226,157,549
Hotel & Resort REITs - 0.3%
Apple Hospitality REIT Inc	1,218,030	18,039,024
Ashford Hospitality Trust Inc (b)	31,848	245,867
Braemar Hotels & Resorts Inc	320,319	919,316
Chatham Lodging Trust	270,262	2,183,717
DiamondRock Hospitality Co	1,135,964	9,348,984
InnSuites Hospitality Trust	18,337	48,042
Park Hotels & Resorts Inc	1,134,163	13,927,522
Pebblebrook Hotel Trust	652,083	8,053,225
RLJ Lodging Trust	832,023	7,704,533
Ryman Hospitality Properties Inc	326,845	32,321,702
Service Properties Trust	920,931	2,744,374
Sotherly Hotels Inc (b)	114,794	94,131
Summit Hotel Properties Inc	600,564	3,885,649
Sunstone Hotel Investors Inc	1,098,118	11,508,277
Xenia Hotels & Resorts Inc	556,938	7,485,247
		118,509,610
Industrial REITs - 0.7%
Americold Realty Trust Inc	1,427,940	32,742,664
EastGroup Properties Inc	270,022	49,373,523
First Industrial Realty Trust Inc	721,028	41,156,278
Industrial Logistics Properties Trust	325,005	1,280,519
Lineage Inc (c)	325,188	19,592,577
LXP Industrial Trust	1,617,278	14,490,811
Plymouth Industrial REIT Inc	221,996	3,849,410
Rexford Industrial Realty Inc	1,213,993	50,162,191
STAG Industrial Inc Class A	1,003,269	36,097,619
Terreno Realty Corp	547,085	37,103,305
		285,848,897
Office REITs - 0.5%
Brandywine Realty Trust	949,621	4,795,586
City Office Reit Inc	229,396	1,206,623
COPT Defense Properties	613,268	16,576,634
Cousins Properties Inc	912,118	27,664,539
Creative Media & Community Trust Corp (c)	46,535	32,016
Douglas Emmett Inc	913,377	15,801,422
Easterly Government Properties Inc	554,284	6,246,781
Equity Commonwealth	610,162	988,462
Franklin Street Properties Corp	451,117	848,100
Highwoods Properties Inc	580,075	16,897,585
Hudson Pacific Properties Inc	774,136	2,539,166
JBG SMITH Properties	461,768	7,083,521
Kilroy Realty Corp	579,389	20,684,187
NET Lease Office Properties	80,819	2,621,768
Office Properties Income Trust	311,211	283,793
Orion Office REIT Inc	292,964	1,207,012
Paramount Group Inc	996,775	4,495,455
Peakstone Realty Trust	200,317	2,271,595
Piedmont Office Realty Trust Inc Class A1	681,930	5,175,849
Postal Realty Trust Inc Class A	133,154	1,854,835
SL Green Realty Corp	384,937	24,843,834
Vornado Realty Trust	907,690	38,159,288
		202,278,051
Real Estate Management & Development - 0.7%
Alset Inc (b)(c)	16,181	14,806
Altisource Portfolio Solutions SA (b)	92,204	63,621
American Realty Investors Inc (b)	8,263	127,250
American Strategic Investment Co Class A (b)	10,192	107,322
AMREP Corp (b)	16,877	432,051
Anywhere Real Estate Inc (b)	531,962	1,845,908
Avalon GloboCare Corp (b)(c)	1,557	11,288
CKX Lands Inc (b)	7,760	93,042
Compass Inc Class A (b)	2,271,544	20,421,181
Comstock Holding Cos Inc Class A (b)	19,299	135,479
Cushman & Wakefield PLC (b)	1,265,023	15,041,123
Douglas Elliman Inc (b)	385,771	705,961
eXp World Holdings Inc	476,486	4,817,273
Fathom Holdings Inc (b)	75,795	75,795
Forestar Group Inc (b)	102,363	2,257,104
FRP Holdings Inc (b)	71,736	2,251,076
Howard Hughes Holdings Inc (b)	164,225	13,006,620
InterGroup Corp/The (b)	1,080	13,705
Jones Lang LaSalle Inc (b)	258,227	70,209,339
JW Mays Inc (b)	2,799	108,601
Kennedy-Wilson Holdings Inc	641,452	6,228,499
La Rosa Holdings Corp Class A (b)(c)	54,079	11,627
Marcus & Millichap Inc	131,866	5,074,204
Maui Land & Pineapple Co Inc (b)	40,892	795,758
New Concept Energy Inc (b)	20,777	22,231
Newmark Group Inc Class A	749,260	10,991,644
Offerpad Solutions Inc Class A (b)(c)	44,148	87,413
Opendoor Technologies Inc Class A (b)	3,405,191	4,562,956
Rafael Holdings Inc Class B (b)	112,531	227,313
RE/MAX Holdings Inc Class A (b)	101,402	900,450
Redfin Corp (b)(c)	704,810	4,701,083
RMR Group Inc/The Class A	88,930	1,620,305
Safe & Green Development Corp (b)(c)	1,244	1,555
Seaport Entertainment Group Inc (c)	44,536	1,043,033
Seritage Growth Properties Class A (b)(c)	195,220	714,505
St Joe Co/The	206,118	9,887,480
Star Holdings (b)	62,741	580,354
Stratus Properties Inc (b)	36,765	679,417
Tejon Ranch Co (b)	132,857	2,040,684
Transcontinental Realty Investors Inc (b)	5,964	171,763
Zillow Group Inc Class A (b)	299,697	22,294,460
Zillow Group Inc Class C (b)	824,689	63,220,660
		267,595,939
Residential REITs - 0.7%
American Homes 4 Rent Class A	1,731,970	64,100,210
Apartment Investment and Management Co Class A	706,957	6,397,961
Bluerock Homes Trust Inc	22,082	254,605
BRT Apartments Corp	65,426	1,180,285
Centerspace	91,445	6,052,745
Clipper Realty Inc	76,034	355,839
Elme Communities	484,817	8,430,968
Equity LifeStyle Properties Inc	1,042,656	71,505,348
Independence Realty Trust Inc	1,227,536	26,760,285
NexPoint Residential Trust Inc	121,740	5,180,037
Sun Communities Inc	653,548	88,980,560
UMH Properties Inc	404,612	7,659,305
Veris Residential Inc	442,098	7,484,719
		294,342,867
Retail REITs - 0.8%
Acadia Realty Trust	660,596	15,233,344
Agree Realty Corp	565,052	41,700,838
Alexander's Inc	12,185	2,611,733
Brixmor Property Group Inc	1,647,224	46,056,383
CBL & Associates Properties Inc	80,093	2,497,300
Curbline Properties Corp	514,225	12,665,362
FrontView REIT Inc	77,670	1,328,157
Getty Realty Corp	281,892	8,851,409
InvenTrust Properties Corp	423,530	12,612,723
Kite Realty Group Trust	1,197,135	27,450,306
Macerich Co/The	1,357,428	24,488,001
NETSTREIT Corp	452,021	6,762,234
NNN REIT Inc	1,029,503	43,702,402
Phillips Edison & Co Inc	667,712	24,838,886
Saul Centers Inc	67,944	2,544,503
SITE Centers Corp	286,075	4,007,911
Tanger Inc	601,658	21,328,776
Urban Edge Properties	681,518	14,039,271
Wheeler Real Estate Investment Trust Inc (b)(c)	184	481
Whitestone REIT	247,492	3,370,841
		316,090,861
Specialized REITs - 0.9%
CubeSmart	1,236,752	51,053,123
EPR Properties	415,078	22,028,189
Farmland Partners Inc	239,014	2,803,634
Four Corners Property Trust Inc	531,493	15,280,424
Gaming and Leisure Properties Inc	1,495,254	74,986,988
Gladstone Land Corp	192,412	2,205,042
Global Self Storage Inc	73,885	384,201
Lamar Advertising Co Class A	478,829	59,484,927
Millrose Properties Inc Class A	680,576	15,557,967
National Storage Affiliates Trust	383,110	14,795,708
Outfront Media Inc	741,286	13,787,920
PotlatchDeltic Corp	391,216	18,164,159
Rayonier Inc	763,993	20,238,175
Safehold Inc	253,427	4,728,948
Uniti Group Inc	1,328,408	7,625,062
		323,124,467
TOTAL REAL ESTATE		2,205,079,610

Utilities - 1.8%
Electric Utilities - 0.6%
ALLETE Inc	311,608	20,469,530
Genie Energy Ltd Class B	119,207	1,704,659
Hawaiian Electric Industries Inc (b)	938,025	10,271,374
IDACORP Inc	289,285	34,109,594
MGE Energy Inc	197,347	18,112,508
OGE Energy Corp	1,092,132	50,543,869
Oklo Inc Class A (b)(c)	391,669	13,077,828
Otter Tail Corp	227,267	18,119,998
Portland General Electric Co	580,800	26,037,264
TXNM Energy Inc	492,201	25,717,502
		218,164,126
Gas Utilities - 0.6%
Chesapeake Utilities Corp	123,721	15,703,907
MDU Resources Group Inc	1,110,532	19,156,677
National Fuel Gas Co	501,387	37,704,302
New Jersey Resources Corp	539,898	26,120,265
Northwest Natural Holding Co	219,254	8,963,104
ONE Gas Inc	308,287	23,167,768
RGC Resources Inc	45,155	915,743
Southwest Gas Holdings Inc	327,946	24,612,347
Spire Inc	315,547	24,252,942
UGI Corp	1,181,756	40,368,786
		220,965,841
Independent Power and Renewable Electricity Producers - 0.2%
Altus Power Inc Class A (b)	314,206	1,549,036
Clearway Energy Inc Class A	208,269	5,510,798
Clearway Energy Inc Class C	431,123	12,080,066
Montauk Renewables Inc (b)	346,985	1,190,159
Ormat Technologies Inc	312,594	21,831,565
Spruce Power Holding Corp Class A (b)	88,275	216,273
Sunnova Energy International Inc (b)(c)	594,791	987,353
Talen Energy Corp (b)	278,140	57,839,213
		101,204,463
Multi-Utilities - 0.1%
Avista Corp	438,614	17,531,402
Black Hills Corp	389,466	23,827,530
NorthWestern Corp	333,532	18,654,445
Unitil Corp	88,323	4,954,919
		64,968,296
Water Utilities - 0.3%
American States Water Co	205,153	15,702,411
Artesian Resources Corp Class A	51,683	1,606,824
Cadiz Inc (b)(c)	262,285	1,117,334
California Water Service Group	322,866	14,674,260
Consolidated Water Co Ltd	80,689	2,184,251
Essential Utilities Inc	1,379,198	52,381,941
Global Water Resources Inc	62,726	720,094
Middlesex Water Co	97,530	4,889,179
Pure Cycle Corp (b)	129,857	1,510,237
SJW Group	164,954	8,688,127
York Water Co/The	77,380	2,480,029
		105,954,687
TOTAL UTILITIES		711,257,413

TOTAL UNITED STATES		38,506,418,622
TOTAL COMMON STOCKS (Cost $29,414,191,742)		39,377,632,136

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Air T Funding 8%	86	1,479
Industrial Conglomerates - 0.0%
Hyperscale Data Inc 10% (c)(d)	534	0
Hyperscale Data Inc Series F (d)	582	0
		0
TOTAL INDUSTRIALS		1,479

Information Technology - 0.0%
Software - 0.0%
SRAX Inc (b)(d)	117,390	1
TOTAL UNITED STATES		1,480
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $6,395)		1,480

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (h) (Cost $4,843,111)	4.25	4,894,000	4,844,296

Money Market Funds - 4.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.35	55,730,500	55,741,645
Fidelity Securities Lending Cash Central Fund (i)(j)	4.35	1,622,931,055	1,623,093,348
TOTAL MONEY MARKET FUNDS (Cost $1,678,834,993)			1,678,834,993

TOTAL INVESTMENT IN SECURITIES - 104.1% (Cost $31,097,876,241)	41,061,312,905
NET OTHER ASSETS (LIABILITIES) - (4.1)%	(1,601,945,720)
NET ASSETS - 100.0%	39,459,367,185

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini Russell 2000 Index Contracts (United States)	491	Mar 2025	53,158,115	(1,049,417)	(1,049,417)
CME E-mini S&P MidCap 400 Index Contracts (United States)	113	Mar 2025	35,026,610	(436,761)	(436,761)

TOTAL FUTURES CONTRACTS					(1,486,178)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $43,681 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(f)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $4,109,282 or 0.0% of net assets.

(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,844,296.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
(k)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $63,893 and all restrictions are set to expire on or before April 30, 2025.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
Impact BioMedical Inc	2025-03-15

Damon Inc	2025-05-17

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	123,817,418	4,007,424,300	4,075,500,952	3,328,004	879	-	55,741,645	55,730,500	0.1%
Fidelity Securities Lending Cash Central Fund	1,838,455,549	6,309,739,129	6,525,101,330	39,031,712	-	-	1,623,093,348	1,622,931,055	6.6%
Total	1,962,272,967	10,317,163,429	10,600,602,282	42,359,716	879	-	1,678,834,993	1,678,661,555

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,657,676,379	1,657,676,370	-	9
Consumer Discretionary	4,711,829,476	4,711,829,476	-	-
Consumer Staples	1,175,311,225	1,175,311,223	-	2
Energy	1,601,977,327	1,601,977,326	-	1
Financials	7,292,114,961	7,292,114,959	-	2
Health Care	4,520,798,573	4,520,278,905	124,066	395,602
Industrials	6,742,589,421	6,742,556,436	-	32,985
Information Technology	6,866,036,222	6,866,036,222	-	-
Materials	1,892,961,529	1,892,961,529	-	-
Real Estate	2,205,079,610	2,205,079,610	-	-
Utilities	711,257,413	711,257,413	-	-

Non-Convertible Preferred Stocks
Industrials	1,479	1,479	-	-
Information Technology	1	-	-	1

U.S. Treasury Obligations	4,844,296	-	4,844,296	-

Money Market Funds	1,678,834,993	1,678,834,993	-	-
Total Investments in Securities:	41,061,312,905	41,055,915,941	4,968,362	428,602
Derivative Instruments:

Liabilities
Futures Contracts	(1,486,178)	(1,486,178)	-	-
Total Liabilities	(1,486,178)	(1,486,178)	-	-
Total Derivative Instruments:	(1,486,178)	(1,486,178)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(1,486,178)
Total Equity Risk	0	(1,486,178)
Total Value of Derivatives	0	(1,486,178)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Extended Market Index Fund
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value (including securities loaned of $1,605,386,684) - See accompanying schedule:
Unaffiliated issuers (cost $29,419,041,248)	$39,382,477,912
Fidelity Central Funds (cost $1,678,834,993)	1,678,834,993

Total Investment in Securities (cost $31,097,876,241)		$41,061,312,905
Segregated cash with brokers for derivative instruments		469,457
Cash		29,529,336
Receivable for fund shares sold		98,126,814
Dividends receivable		19,523,027
Distributions receivable from Fidelity Central Funds		2,822,607
Receivable for daily variation margin on futures contracts		689,386
Other receivables		723,149
Total assets		41,213,196,681
Liabilities
Payable for investments purchased	$54,815,051
Payable for fund shares redeemed	73,797,727
Accrued management fee	1,200,394
Other payables and accrued expenses	684,823
Collateral on securities loaned	1,623,331,501
Total liabilities		1,753,829,496
Net Assets		$39,459,367,185
Net Assets consist of:
Paid in capital		$30,394,825,963
Total accumulated earnings (loss)		9,064,541,222
Net Assets		$39,459,367,185
Net Asset Value, offering price and redemption price per share ($39,459,367,185 ÷ 438,952,752 shares)		$89.89
Statement of Operations
Year ended February 28, 2025
Investment Income
Dividends		$435,853,412
Interest		302,669
Income from Fidelity Central Funds (including $39,031,712 from security lending)		42,359,716
Total income		478,515,797
Expenses
Management fee	$13,902,189
Independent trustees' fees and expenses	163,533
Total expenses before reductions	14,065,722
Expense reductions	(234,358)
Total expenses after reductions		13,831,364
Net Investment income (loss)		464,684,433
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,187,589
Redemptions in-kind	3,614,433,720
Fidelity Central Funds	879
Foreign currency transactions	35,440
Futures contracts	(1,209,358)
Total net realized gain (loss)		3,615,448,270
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	490,052,102
Futures contracts	(5,639,614)
Total change in net unrealized appreciation (depreciation)		484,412,488
Net gain (loss)		4,099,860,758
Net increase (decrease) in net assets resulting from operations		$4,564,545,191
Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$464,684,433	$437,981,577
Net realized gain (loss)	3,615,448,270	1,160,851,695
Change in net unrealized appreciation (depreciation)	484,412,488	4,416,870,850
Net increase (decrease) in net assets resulting from operations	4,564,545,191	6,015,704,122
Distributions to shareholders	(200,382,440)	(427,559,713)

Share transactions
Proceeds from sales of shares	12,939,845,783	9,571,665,740
Reinvestment of distributions	185,083,818	399,148,094
Cost of shares redeemed	(16,369,897,483)	(9,396,324,105)

Net increase (decrease) in net assets resulting from share transactions	(3,244,967,882)	574,489,729
Total increase (decrease) in net assets	1,119,194,869	6,162,634,138

Net Assets
Beginning of period	38,340,172,316	32,177,538,178
End of period	$39,459,367,185	$38,340,172,316

Other Information
Shares
Sold	150,999,295	133,477,309
Issued in reinvestment of distributions	2,012,219	5,289,731
Redeemed	(188,552,932)	(132,613,982)
Net increase (decrease)	(35,541,418)	6,153,058

Financial Highlights
Fidelity® Extended Market Index Fund

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$80.80	$68.71	$78.40	$90.30	$59.56
Income from Investment Operations
Net investment income (loss) B,C	1.00	.95	.96	.82	.75
Net realized and unrealized gain (loss)	8.53	12.06	(9.45)	(6.19)	31.78
Total from investment operations	9.53	13.01	(8.49)	(5.37)	32.53
Distributions from net investment income	(.44)	(.92)	(.87)	(.86)	(.78)
Distributions from net realized gain	-	-	(.33)	(5.67)	(1.01)
Total distributions	(.44)	(.92)	(1.20)	(6.53)	(1.79)
Net asset value, end of period	$89.89	$80.80	$68.71	$78.40	$90.30
Total Return D	11.78%	19.02%	(10.77)%	(6.58)%	56.23%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.04%	.04%	.03% G	.03%	.04%
Expenses net of fee waivers, if any	.04%	.04%	.03% G	.03%	.04%
Expenses net of all reductions	.03%	.03%	.03% G	.03%	.04%
Net investment income (loss)	1.16%	1.35%	1.41%	.93%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$39,459,367	$38,340,172	$32,177,538	$38,732,245	$35,601,726
Portfolio turnover rate H	15 % I	9% I	18% I	18% I	26% I

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® International Index Fund
Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
Common Stocks - 97.4%
	Shares	Value ($)
AUSTRALIA - 6.7%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Telstra Group Ltd	12,892,485	33,296,282
Interactive Media & Services - 0.1%
CAR Group Ltd	1,203,847	28,001,604
REA Group Ltd	168,456	25,178,175
		53,179,779
Consumer Discretionary - 0.5%
Broadline Retail - 0.3%
Wesfarmers Ltd	3,617,733	167,779,759
Hotels, Restaurants & Leisure - 0.2%
Aristocrat Leisure Ltd	1,799,946	80,910,964
Lottery Corp/The	7,096,044	21,006,054
		101,917,018
TOTAL CONSUMER DISCRETIONARY		269,696,777

Consumer Staples - 0.3%
Beverages - 0.0%
Treasury Wine Estates Ltd	2,586,789	17,604,676
Consumer Staples Distribution & Retail - 0.3%
Coles Group Ltd	4,273,042	53,103,167
Woolworths Group Ltd	3,894,715	72,849,355
		125,952,522
TOTAL CONSUMER STAPLES		143,557,198

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Santos Ltd	10,352,332	42,282,098
Woodside Energy Group Ltd	6,053,189	94,786,615
		137,068,713
Financials - 2.7%
Banks - 2.1%
ANZ Group Holdings Ltd	9,498,952	176,572,388
Commonwealth Bank of Australia	5,334,996	522,756,191
National Australia Bank Ltd	9,803,960	216,224,145
Westpac Banking Corp	10,943,287	217,420,853
		1,132,973,577
Capital Markets - 0.3%
ASX Ltd	618,243	25,869,095
Macquarie Group Ltd	1,154,361	163,912,246
		189,781,341
Financial Services - 0.0%
Washington H Soul Pattinson & Co Ltd	761,624	16,196,594
Insurance - 0.3%
Insurance Australia Group Ltd	7,539,957	37,230,344
Medibank Pvt Ltd	8,779,697	23,811,056
QBE Insurance Group Ltd	4,799,548	64,439,566
Suncorp Group Ltd	3,452,431	43,377,435
		168,858,401
TOTAL FINANCIALS		1,507,809,913

Health Care - 0.2%
Health Care Equipment & Supplies - 0.1%
Cochlear Ltd	208,572	33,675,607
Health Care Providers & Services - 0.0%
Sonic Healthcare Ltd	1,455,163	24,926,660
Health Care Technology - 0.1%
Pro Medicus Ltd	183,232	29,210,717
TOTAL HEALTH CARE		87,812,984

Industrials - 0.4%
Commercial Services & Supplies - 0.1%
Brambles Ltd	4,409,181	57,521,952
Passenger Airlines - 0.0%
Qantas Airways Ltd	2,363,165	14,044,242
Professional Services - 0.1%
Computershare Ltd	1,680,783	43,115,178
Trading Companies & Distributors - 0.1%
Reece Ltd	720,587	7,787,147
SGH Ltd	649,060	20,959,083
		28,746,230
Transportation Infrastructure - 0.1%
Transurban Group unit	9,895,578	81,184,975
TOTAL INDUSTRIALS		224,612,577

Information Technology - 0.0%
Software - 0.0%
WiseTech Global Ltd	586,440	33,048,125
Materials - 1.7%
Metals & Mining - 1.7%
BHP Group Ltd	16,175,992	391,979,327
BlueScope Steel Ltd	1,398,494	21,128,412
Fortescue Ltd	5,398,754	55,400,529
Glencore PLC	33,061,267	132,875,949
Northern Star Resources Ltd	3,648,421	39,413,104
Rio Tinto Ltd	1,183,524	83,413,384
Rio Tinto PLC	3,594,968	217,218,344
South32 Ltd	14,402,504	31,745,944
		973,174,993
Real Estate - 0.4%
Diversified REITs - 0.1%
GPT Group/The unit	6,107,148	17,556,769
Stockland unit	7,732,980	24,546,210
		42,102,979
Industrial REITs - 0.2%
Goodman Group unit	6,474,768	126,752,223
Retail REITs - 0.1%
Scentre Group unit	16,584,755	34,849,438
Vicinity Ltd unit	12,337,450	16,776,576
		51,626,014
TOTAL REAL ESTATE		220,481,216

Utilities - 0.1%
Electric Utilities - 0.1%
Origin Energy Ltd	5,491,835	37,417,492
Gas Utilities - 0.0%
Apa Group unit	4,129,274	18,943,966
TOTAL UTILITIES		56,361,458

TOTAL AUSTRALIA		3,740,100,015
AUSTRIA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	469,581	20,663,624
Financials - 0.2%
Banks - 0.2%
Erste Group Bank AG	981,573	65,818,695
Materials - 0.0%
Paper & Forest Products - 0.0%
Mondi PLC	1,406,896	21,723,491
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	217,106	16,395,645
TOTAL AUSTRIA		124,601,455
BELGIUM - 0.7%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	68,489	11,360,426
Consumer Staples - 0.4%
Beverages - 0.4%
Anheuser-Busch InBev SA/NV	2,865,016	171,461,866
Food Products - 0.0%
Lotus Bakeries NV	1,300	11,718,943
TOTAL CONSUMER STAPLES		183,180,809

Financials - 0.2%
Banks - 0.1%
KBC Group NV	732,124	63,476,406
Financial Services - 0.1%
Groupe Bruxelles Lambert NV	264,683	18,862,884
Sofina SA (c)	49,117	12,095,891
		30,958,775
Insurance - 0.0%
Ageas SA/NV	479,374	26,181,719
TOTAL FINANCIALS		120,616,900

Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	403,028	75,902,623
Materials - 0.0%
Chemicals - 0.0%
Syensqo SA	234,841	17,130,818
TOTAL BELGIUM		408,191,576
BRAZIL - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Yara International ASA	527,941	14,985,194
CHILE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Antofagasta PLC	1,257,269	27,415,626
CHINA - 0.5%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Prosus NV Class N	4,361,298	192,054,539
Consumer Staples - 0.0%
Food Products - 0.0%
Wilmar International Ltd	6,125,408	14,587,012
Financials - 0.1%
Banks - 0.1%
BOC Hong Kong Holdings Ltd	11,797,032	41,584,665
Industrials - 0.0%
Machinery - 0.0%
Yangzijiang Shipbuildling (Holdings) Ltd	8,235,900	14,541,082
Marine Transportation - 0.0%
SITC International Holdings Co Ltd	4,282,319	10,322,487
TOTAL INDUSTRIALS		24,863,569

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Wharf Holdings Ltd/The	3,409,000	7,932,540
TOTAL CHINA		281,022,325
DENMARK - 2.8%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Pandora A/S	261,395	46,084,578
Consumer Staples - 0.1%
Beverages - 0.1%
Carlsberg AS Series B	304,599	38,151,230
Financials - 0.2%
Banks - 0.2%
Danske Bank A/S	2,198,904	73,802,991
Insurance - 0.0%
Tryg A/S	1,080,611	23,598,229
TOTAL FINANCIALS		97,401,220

Health Care - 1.9%
Biotechnology - 0.1%
Genmab A/S (b)	200,460	45,177,633
Zealand Pharma A/S (b)	203,745	18,789,311
		63,966,944
Health Care Equipment & Supplies - 0.1%
Coloplast AS Series B	402,069	42,818,467
Demant A/S (b)	281,868	10,146,597
		52,965,064
Pharmaceuticals - 1.7%
Novo Nordisk A/S Series B	10,267,409	931,424,448
TOTAL HEALTH CARE		1,048,356,456

Industrials - 0.4%
Air Freight & Logistics - 0.2%
DSV A/S	651,540	130,954,130
Building Products - 0.0%
ROCKWOOL A/S Series B	29,976	11,799,687
Electrical Equipment - 0.1%
Vestas Wind Systems A/S	3,219,604	45,343,967
Marine Transportation - 0.1%
AP Moller - Maersk A/S Series A	9,410	16,282,473
AP Moller - Maersk A/S Series B	14,445	25,413,358
		41,695,831
TOTAL INDUSTRIALS		229,793,615

Materials - 0.1%
Chemicals - 0.1%
Novonesis (Novozymes) B Series B	1,123,362	67,876,575
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(d)(e)	536,108	23,507,630
TOTAL DENMARK		1,551,171,304
FINLAND - 1.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	453,327	20,851,274
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	870,665	16,492,146
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	1,348,397	12,083,828
Financials - 0.5%
Banks - 0.3%
Nordea Bank Abp	10,051,926	132,308,159
Insurance - 0.2%
Sampo Oyj A Shares	7,719,263	67,712,075
TOTAL FINANCIALS		200,020,234

Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	345,492	19,417,902
Industrials - 0.3%
Machinery - 0.3%
Kone Oyj B Shares	1,084,198	60,958,350
Metso Oyj	1,983,594	21,934,882
Wartsila OYJ Abp	1,603,873	30,405,537
		113,298,769
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	16,084,666	77,276,738
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	1,856,250	19,950,563
UPM-Kymmene Oyj	1,701,408	49,434,691
		69,385,254
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	1,430,409	22,398,486
TOTAL FINLAND		551,224,631
FRANCE - 9.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
Orange SA	5,936,075	71,133,138
Entertainment - 0.0%
Bollore SE	2,272,970	13,722,777
Media - 0.2%
Publicis Groupe SA	729,645	72,283,687
TOTAL COMMUNICATION SERVICES		157,139,602

Consumer Discretionary - 2.1%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	2,137,409	75,966,744
Automobiles - 0.1%
Renault SA	612,776	31,681,453
Hotels, Restaurants & Leisure - 0.1%
Accor SA	621,205	30,970,201
La Francaise des Jeux SACA (d)(e)	324,718	12,382,467
Sodexo SA	197,341	15,158,901
Sodexo SA	84,696	6,505,988
		65,017,557
Textiles, Apparel & Luxury Goods - 1.8%
Hermes International SCA	100,968	286,671,068
Kering SA	237,332	66,497,319
LVMH Moet Hennessy Louis Vuitton SE	877,304	633,904,705
		987,073,092
TOTAL CONSUMER DISCRETIONARY		1,159,738,846

Consumer Staples - 0.9%
Beverages - 0.1%
Pernod Ricard SA	643,329	68,904,645
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	1,728,792	22,958,094
Food Products - 0.3%
Danone SA	2,058,090	146,879,306
Personal Care Products - 0.5%
L'Oreal SA	428,493	157,542,114
L'Oreal SA	201,944	74,247,852
L'Oreal SA	136,100	50,039,281
		281,829,247
TOTAL CONSUMER STAPLES		520,571,292

Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
TotalEnergies SE	6,879,436	414,783,777
Financials - 1.2%
Banks - 0.7%
BNP Paribas SA	3,244,562	245,880,444
Credit Agricole SA	3,393,106	56,572,429
Societe Generale SA Series A	2,296,329	94,063,073
		396,515,946
Capital Markets - 0.0%
Amundi SA (d)(e)	196,487	14,023,214
Financial Services - 0.1%
Edenred SE	771,303	24,539,410
Eurazeo SE	133,314	10,517,203
		35,056,613
Insurance - 0.4%
AXA SA	5,648,658	220,853,399
TOTAL FINANCIALS		666,449,172

Health Care - 0.6%
Health Care Equipment & Supplies - 0.6%
BioMerieux	132,022	15,818,074
EssilorLuxottica SA	948,074	282,161,723
		297,979,797
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	93,082	19,215,164
Pharmaceuticals - 0.0%
Ipsen SA	120,159	13,860,739
TOTAL HEALTH CARE		331,055,700

Industrials - 2.3%
Aerospace & Defense - 1.3%
Airbus SE	1,894,372	328,263,019
Dassault Aviation SA	62,653	16,014,297
Safran SA	1,147,977	300,581,060
Thales SA	295,492	59,500,624
		704,359,000
Building Products - 0.3%
Cie de Saint-Gobain SA	1,431,945	143,298,734
Construction & Engineering - 0.4%
Bouygues SA	604,049	20,686,300
Eiffage SA	218,694	21,910,353
Vinci SA	1,576,654	181,390,712
		223,987,365
Electrical Equipment - 0.2%
Legrand SA	836,123	92,183,615
Machinery - 0.0%
Alstom SA (b)	1,103,679	24,227,983
Professional Services - 0.1%
Bureau Veritas SA	1,012,817	30,426,700
Teleperformance SE	171,804	16,513,947
		46,940,647
Trading Companies & Distributors - 0.0%
Rexel SA	713,109	19,277,718
Transportation Infrastructure - 0.0%
Aeroports de Paris SA	110,366	11,294,258
Getlink SE Series A	963,981	15,969,772
		27,264,030
TOTAL INDUSTRIALS		1,281,539,092

Information Technology - 0.3%
IT Services - 0.1%
Capgemini SE	491,630	76,343,086
Software - 0.2%
Dassault Systemes SE	2,133,498	84,602,935
TOTAL INFORMATION TECHNOLOGY		160,946,021

Materials - 0.5%
Chemicals - 0.5%
Air Liquide SA	1,065,933	195,599,303
Air Liquide SA	339,570	62,311,285
Arkema SA	181,894	14,981,807
		272,892,395
Real Estate - 0.1%
Diversified REITs - 0.0%
Covivio SA/France	177,847	9,704,152
Office REITs - 0.0%
Gecina SA	146,719	13,781,615
Retail REITs - 0.1%
Klepierre SA	685,949	21,845,174
Unibail-Rodamco-Westfield unit	386,499	32,684,201
		54,529,375
TOTAL REAL ESTATE		78,015,142

Utilities - 0.3%
Multi-Utilities - 0.3%
Engie SA	4,332,589	77,506,964
Engie SA	1,490,100	26,656,839
Veolia Environnement SA	2,242,968	67,214,826
		171,378,629
TOTAL FRANCE		5,214,509,668
GERMANY - 9.1%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.8%
Deutsche Telekom AG	11,127,973	401,578,565
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	198,937	21,792,387
Interactive Media & Services - 0.0%
Scout24 SE (d)(e)	239,002	23,392,075
TOTAL COMMUNICATION SERVICES		446,763,027

Consumer Discretionary - 0.8%
Automobile Components - 0.0%
Continental AG	350,690	25,159,681
Automobiles - 0.5%
Bayerische Motoren Werke AG	923,224	80,351,568
Mercedes-Benz Group AG	2,302,450	143,191,560
		223,543,128
Specialty Retail - 0.0%
Zalando SE (b)(d)(e)	715,183	25,780,854
Textiles, Apparel & Luxury Goods - 0.3%
adidas AG	545,139	139,226,087
Puma SE (c)	334,026	9,995,027
		149,221,114
TOTAL CONSUMER DISCRETIONARY		423,704,777

Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	329,880	25,183,459
Personal Care Products - 0.0%
Beiersdorf AG (c)	316,226	43,400,005
TOTAL CONSUMER STAPLES		68,583,464

Financials - 1.9%
Banks - 0.1%
Commerzbank AG (c)	3,021,344	64,595,681
Capital Markets - 0.5%
Deutsche Bank AG	5,900,588	126,857,207
Deutsche Boerse AG	600,300	156,571,809
		283,429,016
Insurance - 1.3%
Allianz SE	1,231,117	421,621,373
Hannover Rueck SE	192,205	51,102,083
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	426,426	241,675,814
Talanx AG	205,775	18,709,830
		733,109,100
TOTAL FINANCIALS		1,081,133,797

Health Care - 0.5%
Health Care Equipment & Supplies - 0.1%
Siemens Healthineers AG (d)(e)	899,063	50,253,320
Health Care Providers & Services - 0.2%
Fresenius Medical Care AG	654,730	31,752,622
Fresenius SE & Co KGaA	1,346,644	53,726,357
		85,478,979
Pharmaceuticals - 0.2%
Bayer AG	3,132,028	74,014,324
Merck KGaA	411,984	58,503,597
		132,517,921
TOTAL HEALTH CARE		268,250,220

Industrials - 2.1%
Aerospace & Defense - 0.4%
MTU Aero Engines AG	171,579	59,447,817
Rheinmetall AG	138,869	144,992,121
		204,439,938
Air Freight & Logistics - 0.2%
Deutsche Post AG	3,060,540	119,661,421
Electrical Equipment - 0.2%
Siemens Energy AG (b)(c)	2,038,568	117,231,001
Industrial Conglomerates - 1.1%
Siemens AG	2,422,944	555,890,470
Machinery - 0.2%
Daimler Truck Holding AG	1,514,997	66,179,325
Gea Group Ag	494,921	28,596,731
Knorr-Bremse AG	231,538	20,055,526
Rational AG	16,327	14,692,686
		129,524,268
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	1,912,947	13,699,946
Trading Companies & Distributors - 0.0%
Brenntag SE	391,307	25,875,142
TOTAL INDUSTRIALS		1,166,322,186

Information Technology - 2.0%
Semiconductors & Semiconductor Equipment - 0.3%
Infineon Technologies AG	4,163,393	154,433,180
Software - 1.7%
Nemetschek SE	184,082	21,387,236
SAP SE	3,329,030	923,810,550
		945,197,786
TOTAL INFORMATION TECHNOLOGY		1,099,630,966

Materials - 0.5%
Chemicals - 0.4%
BASF SE	2,845,461	145,085,534
Covestro AG	572,444	35,213,810
Evonik Industries AG	817,424	16,246,813
Symrise AG	423,303	42,592,150
		239,138,307
Construction Materials - 0.1%
Heidelberg Materials AG	435,336	65,571,710
TOTAL MATERIALS		304,710,017

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
LEG Immobilien SE	237,391	19,754,781
Vonovia SE	2,360,924	73,350,681
		93,105,462
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	2,015,602	63,395,625
Multi-Utilities - 0.2%
E.ON SE	7,157,533	91,291,386
TOTAL UTILITIES		154,687,011

TOTAL GERMANY		5,106,890,927
HONG KONG - 1.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	12,077,718	15,489,890
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (d)(e)	26,584,765	21,721,738
Financials - 1.1%
Banks - 0.1%
Hang Seng Bank Ltd	2,400,386	33,712,177
Capital Markets - 0.3%
Futu Holdings Ltd Class A ADR	178,813	19,524,591
Hong Kong Exchanges & Clearing Ltd	3,839,859	173,093,182
		192,617,773
Insurance - 0.7%
AIA Group Ltd	34,407,746	264,196,045
Prudential PLC	8,446,919	77,765,265
		341,961,310
TOTAL FINANCIALS		568,291,260

Industrials - 0.2%
Ground Transportation - 0.0%
MTR Corp Ltd	4,961,915	16,251,219
Industrial Conglomerates - 0.1%
Jardine Matheson Holdings Ltd (Singapore)	511,293	20,438,753
Swire Pacific Ltd A Shares	1,284,205	10,681,302
		31,120,055
Machinery - 0.1%
Techtronic Industries Co Ltd	4,381,889	61,323,234
TOTAL INDUSTRIALS		108,694,508

Real Estate - 0.3%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd	6,138,112	26,732,033
Henderson Land Development Co Ltd	4,629,333	12,674,117
Hongkong Land Holdings Ltd (Singapore)	3,517,462	15,921,840
Sino Land Co Ltd	12,932,490	12,950,866
Sun Hung Kai Properties Ltd	4,619,663	43,478,005
Wharf Real Estate Investment Co Ltd	5,323,825	13,872,119
		125,628,980
Retail REITs - 0.1%
Link REIT	8,289,553	37,676,734
TOTAL REAL ESTATE		163,305,714

Utilities - 0.2%
Electric Utilities - 0.2%
CK Infrastructure Holdings Ltd	2,007,615	13,792,819
CLP Holdings Ltd	5,235,231	43,374,456
Power Assets Holdings Ltd	4,415,422	29,934,183
		87,101,458
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	35,694,354	28,516,537
TOTAL UTILITIES		115,617,995

TOTAL HONG KONG		993,121,105
IRELAND - 0.4%
Consumer Staples - 0.0%
Food Products - 0.0%
Kerry Group PLC Class A	476,811	50,104,995
Financials - 0.2%
Banks - 0.2%
AIB Group PLC	6,680,709	46,929,358
Bank of Ireland Group PLC	3,198,870	37,630,064
		84,559,422
Industrials - 0.2%
Building Products - 0.1%
Kingspan Group PLC	492,890	40,418,221
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	619,536	63,874,162
TOTAL INDUSTRIALS		104,292,383

TOTAL IRELAND		238,956,800
ISRAEL - 0.8%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Global-e Online Ltd (b)	319,376	13,611,805
Financials - 0.4%
Banks - 0.4%
Bank Hapoalim BM	4,012,994	54,627,609
Bank Leumi Le-Israel BM	4,790,043	63,453,070
Israel Discount Bank Ltd Class A	3,929,981	30,364,669
Mizrahi Tefahot Bank Ltd	494,379	23,181,722
		171,627,070
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	3,571,651	58,789,375
Industrials - 0.0%
Aerospace & Defense - 0.0%
Elbit Systems Ltd	85,226	25,867,286
Information Technology - 0.3%
IT Services - 0.1%
Wix.com Ltd (b)	168,518	33,819,877
Semiconductors & Semiconductor Equipment - 0.0%
Nova Ltd (Israel) (b)	93,343	22,753,714
Software - 0.2%
Check Point Software Technologies Ltd (b)	280,501	61,783,151
Nice Ltd (b)	200,419	29,043,093
		90,826,244
TOTAL INFORMATION TECHNOLOGY		147,399,835

Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	2,468,901	14,984,185
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Azrieli Group Ltd	135,282	10,339,977
TOTAL ISRAEL		442,619,533
ITALY - 2.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (c)(d)(e)	1,038,711	10,430,267
Telecom Italia SpA/Milano (b)(c)	31,763,358	8,919,489
		19,349,756
Consumer Discretionary - 0.4%
Automobiles - 0.3%
Ferrari NV (Italy)	401,865	187,593,597
Textiles, Apparel & Luxury Goods - 0.1%
Moncler SpA	744,696	51,078,387
TOTAL CONSUMER DISCRETIONARY		238,671,984

Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola HBC AG	692,967	29,288,555
Davide Campari-Milano NV (c)	1,962,512	11,715,909
		41,004,464
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Eni SpA	6,806,334	98,578,216
Financials - 1.3%
Banks - 1.1%
Banco BPM SpA	4,105,718	40,972,221
BPER Banca SPA	3,172,232	24,180,173
FinecoBank Banca Fineco SpA	1,946,907	36,272,447
Intesa Sanpaolo SpA	48,245,102	237,749,126
Mediobanca Banca di Credito Finanziario SpA	1,593,826	28,355,045
UniCredit SpA	4,451,370	234,815,452
		602,344,464
Financial Services - 0.0%
Nexi SpA (d)(e)	1,568,365	8,232,334
Insurance - 0.2%
Generali	3,002,032	98,843,372
Poste Italiane Spa (d)(e)	1,457,519	23,473,138
Unipol Assicurazioni SpA	1,143,547	17,010,946
		139,327,456
TOTAL FINANCIALS		749,904,254

Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
DiaSorin SpA	71,308	7,504,394
Health Care Providers & Services - 0.0%
Amplifon SpA	396,929	10,042,687
Pharmaceuticals - 0.1%
Recordati Industria Chimica e Farmaceutica SpA	366,567	20,648,025
TOTAL HEALTH CARE		38,195,106

Industrials - 0.2%
Aerospace & Defense - 0.1%
Leonardo SpA	1,290,387	51,615,759
Electrical Equipment - 0.1%
Prysmian SpA	895,866	53,008,789
TOTAL INDUSTRIALS		104,624,548

Utilities - 0.5%
Electric Utilities - 0.4%
Enel SpA	25,929,862	189,885,102
Terna - Rete Elettrica Nazionale	4,485,167	37,500,665
		227,385,767
Gas Utilities - 0.1%
Snam SpA	6,428,781	30,985,635
TOTAL UTILITIES		258,371,402

TOTAL ITALY		1,548,699,730
JAPAN - 21.5%
Communication Services - 1.7%
Diversified Telecommunication Services - 0.2%
Nippon Telegraph & Telephone Corp	95,259,725	92,225,368
Entertainment - 0.6%
Capcom Co Ltd	1,104,620	27,410,150
Konami Group Corp	320,240	39,102,072
Nexon Co Ltd	1,074,151	14,538,691
Nintendo Co Ltd	3,519,230	262,734,505
Toho Co Ltd/Tokyo (c)	356,663	16,856,727
		360,642,145
Interactive Media & Services - 0.1%
LY Corp	9,119,831	30,784,881
Media - 0.0%
Dentsu Group Inc	635,410	13,190,332
Wireless Telecommunication Services - 0.8%
KDDI Corp	4,891,142	159,508,550
SoftBank Corp	91,231,080	130,054,219
SoftBank Group Corp	3,046,062	169,690,166
		459,252,935
TOTAL COMMUNICATION SERVICES		956,095,661

Consumer Discretionary - 3.9%
Automobile Components - 0.4%
Aisin Corp	1,676,701	19,870,686
Bridgestone Corp	1,820,477	70,957,725
Denso Corp	6,031,992	78,237,543
Sumitomo Electric Industries Ltd	2,277,817	40,147,948
		209,213,902
Automobiles - 1.5%
Honda Motor Co Ltd	14,307,855	133,101,072
Isuzu Motors Ltd	1,794,945	23,764,682
Nissan Motor Co Ltd (c)	7,104,371	20,330,661
Subaru Corp	1,869,644	34,663,625
Suzuki Motor Corp	5,010,372	61,357,508
Toyota Motor Corp	30,213,025	548,081,303
Yamaha Motor Co Ltd	2,944,491	24,260,318
		845,559,169
Broadline Retail - 0.1%
Pan Pacific International Holdings Corp	1,214,768	32,362,428
Rakuten Group Inc (b)	4,805,875	29,741,814
		62,104,242
Hotels, Restaurants & Leisure - 0.2%
Oriental Land Co Ltd/Japan	3,443,780	70,877,196
Zensho Holdings Co Ltd	307,400	15,562,520
		86,439,716
Household Durables - 1.1%
Panasonic Holdings Corp	7,433,805	91,939,497
Sekisui House Ltd	1,902,002	43,004,945
Sony Group Corp	19,605,905	490,467,068
		625,411,510
Leisure Products - 0.2%
Bandai Namco Holdings Inc	1,893,795	63,213,314
Shimano Inc	241,485	32,768,274
		95,981,588
Specialty Retail - 0.4%
Fast Retailing Co Ltd	608,723	185,788,628
Nitori Holdings Co Ltd	255,404	26,137,023
ZOZO Inc	430,950	13,478,628
		225,404,279
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	2,057,911	46,082,415
TOTAL CONSUMER DISCRETIONARY		2,196,196,821

Consumer Staples - 1.1%
Beverages - 0.2%
Asahi Group Holdings Ltd	4,606,684	57,138,684
Kirin Holdings Co Ltd	2,476,622	33,402,886
Suntory Beverage & Food Ltd	443,171	14,205,743
		104,747,313
Consumer Staples Distribution & Retail - 0.3%
Aeon Co Ltd (c)	2,084,767	51,148,584
Kobe Bussan Co Ltd	479,528	10,598,220
MatsukiyoCocokara & Co	1,060,000	16,140,930
Seven & i Holdings Co Ltd	7,057,787	100,688,738
		178,576,472
Food Products - 0.2%
Ajinomoto Co Inc	1,458,361	58,420,409
Kikkoman Corp	2,162,505	20,982,892
MEIJI Holdings Co Ltd	764,366	15,795,594
Nissin Foods Holdings Co Ltd	626,435	12,665,351
Yakult Honsha Co Ltd	817,840	16,456,858
		124,321,104
Household Products - 0.0%
Unicharm Corp	3,562,066	26,751,234
Personal Care Products - 0.2%
Kao Corp	1,485,343	63,907,570
Shiseido Co Ltd	1,275,275	23,179,118
		87,086,688
Tobacco - 0.2%
Japan Tobacco Inc	3,825,276	95,507,461
TOTAL CONSUMER STAPLES		616,990,272

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ENEOS Holdings Inc	8,701,631	46,682,622
Idemitsu Kosan Co Ltd	2,884,910	19,600,833
Inpex Corp	2,809,665	35,607,846
		101,891,301
Financials - 3.6%
Banks - 2.1%
Chiba Bank Ltd/The	1,819,680	16,516,652
Concordia Financial Group Ltd	3,349,440	19,611,374
Japan Post Bank Co Ltd	4,612,475	46,557,607
Mitsubishi UFJ Financial Group Inc	36,548,368	465,941,798
Mizuho Financial Group Inc	7,690,364	216,102,439
Resona Holdings Inc	6,666,126	52,157,599
Sumitomo Mitsui Financial Group Inc	11,885,792	302,579,625
Sumitomo Mitsui Trust Group Inc	2,069,344	53,074,483
		1,172,541,577
Capital Markets - 0.3%
Daiwa Securities Group Inc	4,252,795	29,975,911
Japan Exchange Group Inc	3,163,112	33,645,166
Nomura Holdings Inc	9,581,588	62,423,754
SBI Holdings Inc	868,722	25,326,490
		151,371,321
Financial Services - 0.2%
Mitsubishi HC Capital Inc	2,805,482	18,966,137
ORIX Corp	3,679,212	76,406,367
		95,372,504
Insurance - 1.0%
Dai-ichi Life Holdings Inc	2,885,498	85,559,239
Japan Post Holdings Co Ltd	6,133,050	65,460,064
Japan Post Insurance Co Ltd	610,716	11,903,182
Ms&Ad Insurance Group Holdings Inc	4,101,444	86,256,424
Sompo Holdings Inc	2,841,833	84,607,629
T&D Holdings Inc	1,560,905	32,844,187
Tokio Marine Holdings Inc	5,675,279	202,103,772
		568,734,497
TOTAL FINANCIALS		1,988,019,899

Health Care - 1.6%
Health Care Equipment & Supplies - 0.5%
Hoya Corp	1,110,418	130,372,917
Olympus Corp	3,566,565	48,925,742
Sysmex Corp	1,605,042	29,191,634
Terumo Corp	4,247,738	75,847,141
		284,337,434
Health Care Technology - 0.0%
M3 Inc	1,407,311	16,618,307
Pharmaceuticals - 1.1%
Astellas Pharma Inc	5,768,743	56,113,497
Chugai Pharmaceutical Co Ltd	2,141,222	107,557,838
Daiichi Sankyo Co Ltd	5,586,217	128,598,883
Eisai Co Ltd	836,543	24,057,637
Kyowa Kirin Co Ltd	753,730	10,675,594
Ono Pharmaceutical Co Ltd	1,192,002	12,856,021
Otsuka Holdings Co Ltd	1,407,744	69,005,725
Shionogi & Co Ltd	2,410,491	36,110,863
Takeda Pharmaceutical Co Ltd	5,072,033	146,365,178
		591,341,236
TOTAL HEALTH CARE		892,296,977

Industrials - 5.0%
Air Freight & Logistics - 0.0%
SG Holdings Co Ltd	1,020,717	10,400,975
Building Products - 0.2%
Agc Inc	623,930	18,721,410
Daikin Industries Ltd	840,995	88,048,074
		106,769,484
Commercial Services & Supplies - 0.2%
Dai Nippon Printing Co Ltd	1,237,218	18,007,076
Secom Co Ltd	1,338,712	45,990,453
TOPPAN Holdings Inc	762,045	22,565,201
		86,562,730
Construction & Engineering - 0.1%
Kajima Corp	1,264,296	26,328,450
Obayashi Corp	2,069,719	28,040,378
Taisei Corp	525,544	23,753,463
		78,122,291
Electrical Equipment - 0.3%
Fuji Electric Co Ltd	428,351	19,101,296
Fujikura Ltd	801,700	33,459,253
Mitsubishi Electric Corp	6,063,169	94,114,585
NIDEC CORP	2,661,512	47,981,313
		194,656,447
Ground Transportation - 0.3%
Central Japan Railway Co	2,463,135	48,474,045
East Japan Railway Co	2,893,517	57,210,859
Hankyu Hanshin Holdings Inc	725,752	18,964,027
Tokyo Metro Co Ltd (b)	926,000	10,878,578
Tokyu Corp	1,693,068	19,552,394
West Japan Railway Co	1,426,634	28,269,654
		183,349,557
Industrial Conglomerates - 0.8%
Hikari Tsushin Inc	56,445	14,314,863
Hitachi Ltd	14,781,465	375,687,181
Sekisui Chemical Co Ltd	1,204,498	20,551,429
		410,553,473
Machinery - 1.1%
Daifuku Co Ltd	1,029,420	26,970,859
FANUC Corp	3,015,030	86,795,213
Hoshizaki Corp	346,547	13,990,437
Komatsu Ltd	2,881,147	86,408,563
Kubota Corp	3,120,277	38,579,784
Makita Corp	759,014	24,903,579
MINEBEA MITSUMI Inc	1,157,885	17,889,400
Mitsubishi Heavy Industries Ltd	10,217,690	137,207,516
SMC Corp	182,559	66,107,855
Toyota Industries Corp	519,563	45,152,047
Yaskawa Electric Corp (c)	722,814	19,574,018
		563,579,271
Marine Transportation - 0.2%
Kawasaki Kisen Kaisha Ltd	1,183,700	17,241,367
Mitsui OSK Lines Ltd	1,098,025	40,590,150
Nippon Yusen KK	1,396,144	49,074,564
		106,906,081
Passenger Airlines - 0.0%
ANA Holdings Inc	509,612	9,669,713
Japan Airlines Co Ltd	460,006	7,883,843
		17,553,556
Professional Services - 0.5%
Recruit Holdings Co Ltd	4,470,673	266,498,787
Trading Companies & Distributors - 1.3%
ITOCHU Corp	3,789,503	167,467,013
Marubeni Corp	4,500,785	70,869,443
Mitsubishi Corp	10,900,388	182,104,564
Mitsui & Co Ltd	8,046,422	150,782,584
MonotaRO Co Ltd	799,083	13,423,857
Sumitomo Corp	3,475,237	78,039,724
Toyota Tsusho Corp	2,031,874	34,080,986
		696,768,171
TOTAL INDUSTRIALS		2,721,720,823

Information Technology - 2.9%
Electronic Equipment, Instruments & Components - 0.9%
Keyence Corp	620,328	247,434,895
Kyocera Corp	4,093,444	45,541,804
Murata Manufacturing Co Ltd	5,319,751	91,003,948
Omron Corp	558,851	16,875,370
Shimadzu Corp	754,954	20,006,904
TDK Corp	6,196,995	66,317,012
Yokogawa Electric Corp	727,659	13,950,749
		501,130,682
IT Services - 0.6%
Fujitsu Ltd	5,612,510	108,264,588
NEC Corp	782,900	76,420,024
Nomura Research Institute Ltd	1,204,588	39,578,640
NTT Data Group Corp	2,012,049	37,510,158
Obic Co Ltd	1,031,865	29,651,622
Otsuka Corp	726,862	15,886,027
SCSK Corp	498,952	12,468,151
TIS Inc	677,989	18,861,388
		338,640,598
Semiconductors & Semiconductor Equipment - 1.0%
Advantest Corp	2,442,468	136,868,506
Disco Corp	293,723	74,548,567
Lasertec Corp	255,462	23,133,181
Renesas Electronics Corp	5,367,396	89,616,749
SCREEN Holdings Co Ltd	259,100	18,750,012
Tokyo Electron Ltd	1,428,380	213,594,550
		556,511,565
Software - 0.0%
Oracle Corp Japan	122,622	11,689,766
Trend Micro Inc/Japan	404,297	29,746,104
		41,435,870
Technology Hardware, Storage & Peripherals - 0.4%
Canon Inc	2,976,602	100,763,835
FUJIFILM Holdings Corp	3,568,975	72,636,483
Ricoh Co Ltd	1,684,034	18,305,602
Seiko Epson Corp	920,320	15,603,837
		207,309,757
TOTAL INFORMATION TECHNOLOGY		1,645,028,472

Materials - 0.8%
Chemicals - 0.6%
Asahi Kasei Corp	3,999,427	27,186,238
Mitsubishi Chemical Group Corp	4,322,153	21,944,980
Nippon Paint Holdings Co Ltd	3,023,082	22,489,813
Nippon Sanso Holdings Corp	552,444	16,888,878
Nitto Denko Corp	2,253,320	44,395,209
Shin-Etsu Chemical Co Ltd	5,695,395	171,718,244
Toray Industries Inc	4,420,735	29,458,175
		334,081,537
Metals & Mining - 0.2%
JFE Holdings Inc	1,835,067	22,945,000
Nippon Steel Corp	3,084,021	68,461,213
Sumitomo Metal Mining Co Ltd	787,857	17,245,562
		108,651,775
TOTAL MATERIALS		442,733,312

Real Estate - 0.5%
Office REITs - 0.0%
Nippon Building Fund Inc	24,398	20,242,812
Real Estate Management & Development - 0.5%
Daito Trust Construction Co Ltd	186,593	19,392,193
Daiwa House Industry Co Ltd	1,787,132	58,834,565
Hulic Co Ltd	1,468,834	13,713,008
Mitsubishi Estate Co Ltd	3,389,516	49,852,148
Mitsui Fudosan Co Ltd	8,426,029	73,299,493
Sumitomo Realty & Development Co Ltd	986,554	34,410,147
		249,501,554
TOTAL REAL ESTATE		269,744,366

Utilities - 0.2%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	2,054,257	21,708,954
Kansai Electric Power Co Inc/The	3,021,383	34,962,327
		56,671,281
Gas Utilities - 0.1%
Osaka Gas Co Ltd	1,159,641	26,708,553
Tokyo Gas Co Ltd	1,115,843	35,165,546
		61,874,099
TOTAL UTILITIES		118,545,380

TOTAL JAPAN		11,949,263,284
JORDAN - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Hikma Pharmaceuticals PLC	530,322	14,409,188
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (b)(c)(d)(e)	600,567	17,456,409
LUXEMBOURG - 0.1%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (b)(d)(e)	677,843	15,420,308
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	430,652	21,581,857
Materials - 0.1%
Metals & Mining - 0.1%
ArcelorMittal SA	1,495,373	42,565,620
TOTAL LUXEMBOURG		79,567,785
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Galaxy Entertainment Group Ltd	6,972,889	28,678,546
Sands China Ltd (b)	7,741,006	17,745,376

TOTAL MACAU		46,423,922
NETHERLANDS - 4.0%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV	12,395,843	47,321,982
Entertainment - 0.1%
Universal Music Group NV	2,624,414	73,021,389
Consumer Staples - 0.4%
Beverages - 0.2%
Heineken Holding NV Class A	413,279	30,342,490
Heineken NV	918,229	77,564,431
		107,906,921
Consumer Staples Distribution & Retail - 0.2%
Koninklijke Ahold Delhaize NV	2,934,487	103,407,741
Food Products - 0.0%
JDE Peet's NV	544,724	10,171,250
TOTAL CONSUMER STAPLES		221,485,912

Financials - 0.9%
Banks - 0.4%
ABN AMRO Bank NV depository receipt (d)(e)	1,460,706	27,562,641
ING Groep NV	10,033,665	178,624,665
		206,187,306
Capital Markets - 0.0%
Euronext NV (d)(e)	249,213	31,332,758
Financial Services - 0.3%
Adyen NV (b)(d)(e)	70,263	128,258,318
EXOR NV	317,070	30,786,216
		159,044,534
Insurance - 0.2%
Aegon Ltd	4,214,256	26,682,451
ASR Nederland NV (c)	505,212	26,633,830
NN Group NV	857,591	43,395,763
		96,712,044
TOTAL FINANCIALS		493,276,642

Health Care - 0.3%
Biotechnology - 0.2%
Argenx SE (b)	192,444	120,274,508
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	2,547,027	66,294,100
TOTAL HEALTH CARE		186,568,608

Industrials - 0.3%
Professional Services - 0.3%
Randstad NV	345,848	13,880,634
Wolters Kluwer NV	760,390	116,425,488
		130,306,122
Trading Companies & Distributors - 0.0%
IMCD NV	188,434	27,923,177
TOTAL INDUSTRIALS		158,229,299

Information Technology - 1.8%
Semiconductors & Semiconductor Equipment - 1.8%
ASM International NV	149,401	79,536,315
ASML Holding NV	1,255,544	893,032,532
BE Semiconductor Industries NV	258,694	28,553,102
		1,001,121,949
Materials - 0.1%
Chemicals - 0.1%
Akzo Nobel NV	544,468	33,638,619
TOTAL NETHERLANDS		2,214,664,400
NEW ZEALAND - 0.3%
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	2,931,447	17,891,408
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Fisher & Paykel Healthcare Corp Ltd	1,868,453	35,724,488
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	5,360,801	24,737,740
Information Technology - 0.2%
Software - 0.2%
Xero Ltd (b)	463,505	49,715,481
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	2,543,206	13,189,152
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	4,152,990	13,822,606
TOTAL UTILITIES		27,011,758

TOTAL NEW ZEALAND		155,080,875
NORWAY - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	1,963,094	25,411,656
Consumer Staples - 0.1%
Food Products - 0.1%
Mowi ASA	1,483,737	27,584,680
Orkla ASA	2,234,865	21,568,264
Salmar ASA	210,467	10,408,150
		59,561,094
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Aker BP ASA	1,007,444	20,795,924
Equinor ASA	2,671,056	62,032,192
		82,828,116
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA	2,855,049	65,876,888
Insurance - 0.0%
Gjensidige Forsikring ASA	637,397	13,061,112
TOTAL FINANCIALS		78,938,000

Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	280,420	33,984,117
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	4,483,548	26,485,177
TOTAL NORWAY		307,208,160
POLAND - 0.0%
Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (b)	717,540	12,348,603
PORTUGAL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	902,709	19,440,187
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	1,329,854	21,929,896
Financials - 0.0%
Banks - 0.0%
Banco Espirito Santo SA (Portugal) (b)(f)	2,598,658	27
Utilities - 0.1%
Electric Utilities - 0.1%
EDP SA	10,003,659	32,230,008
TOTAL PORTUGAL		73,600,118
SINGAPORE - 1.7%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	23,690,019	59,755,316
Entertainment - 0.3%
Sea Ltd Class A ADR (b)	1,167,636	148,605,034
TOTAL COMMUNICATION SERVICES		208,360,350

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd	19,267,084	10,433,108
Financials - 0.9%
Banks - 0.9%
DBS Group Holdings Ltd	6,351,858	216,931,705
Oversea-Chinese Banking Corp Ltd	10,794,537	137,830,658
United Overseas Bank Ltd	4,030,784	114,186,738
		468,949,101
Capital Markets - 0.0%
Singapore Exchange Ltd	2,733,145	27,278,059
TOTAL FINANCIALS		496,227,160

Industrials - 0.2%
Aerospace & Defense - 0.0%
ST Engineering Financial I Ltd	4,978,329	19,948,662
Ground Transportation - 0.2%
Grab Holdings Ltd Class A (b)	7,348,765	35,641,510
Industrial Conglomerates - 0.0%
Keppel Ltd	4,643,585	23,635,601
Passenger Airlines - 0.0%
Singapore Airlines Ltd (c)	4,747,011	23,925,958
TOTAL INDUSTRIALS		103,151,731

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV	2,158,651	53,138,034
Real Estate - 0.1%
Industrial REITs - 0.0%
CapitaLand Ascendas REIT	11,923,038	22,723,277
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	7,463,679	14,190,855
Retail REITs - 0.1%
CapitaLand Integrated Commercial Trust	18,613,310	27,206,024
TOTAL REAL ESTATE		64,120,156

Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	2,849,200	12,884,562
TOTAL SINGAPORE		948,315,101
SOUTH AFRICA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Anglo American PLC	4,050,996	119,399,590
SPAIN - 2.8%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SA (d)(e)	1,689,139	60,173,748
Telefonica SA (c)	12,653,938	56,422,235
		116,595,983
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.2%
Amadeus IT Group SA Class A	1,436,107	108,334,300
Specialty Retail - 0.3%
Industria de Diseno Textil SA	3,477,593	186,875,917
TOTAL CONSUMER DISCRETIONARY		295,210,217

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	3,690,082	47,001,097
Financials - 1.3%
Banks - 1.3%
Banco Bilbao Vizcaya Argentaria SA	18,373,756	243,563,285
Banco de Sabadell SA	17,343,126	47,819,791
Banco Santander SA	48,307,492	310,093,417
CaixaBank SA	12,580,746	86,823,605
		688,300,098
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class A (b)(c)	950,970	10,476,510
Industrials - 0.1%
Construction & Engineering - 0.0%
ACS Actividades de Construccion y Servicios SA	568,350	30,599,092
Transportation Infrastructure - 0.1%
Aena SME SA (d)(e)	239,104	53,277,818
TOTAL INDUSTRIALS		83,876,910

Utilities - 0.6%
Electric Utilities - 0.6%
Acciona SA (c)	78,695	9,689,986
Endesa SA	1,012,401	22,506,090
Iberdrola SA	18,575,447	268,221,246
Redeia Corp SA	1,293,639	23,189,007
		323,606,329
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA	994,271	8,854,629
TOTAL UTILITIES		332,460,958

TOTAL SPAIN		1,573,921,773
SWEDEN - 3.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	7,533,049	24,487,255
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	1,744,453	20,673,366
TOTAL COMMUNICATION SERVICES		45,160,621

Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Evolution AB (d)(e)	506,570	38,724,267
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares (c)	1,806,824	24,189,770
TOTAL CONSUMER DISCRETIONARY		62,914,037

Consumer Staples - 0.1%
Household Products - 0.1%
Essity AB B Shares	1,946,404	53,599,278
Financials - 0.8%
Banks - 0.4%
Skandinaviska Enskilda Banken AB A Shares	5,060,720	81,148,434
Svenska Handelsbanken AB A Shares	4,652,557	58,442,901
Swedbank AB A1 Shares	2,708,095	64,966,513
		204,557,848
Capital Markets - 0.0%
EQT AB	1,187,388	36,756,082
Financial Services - 0.4%
Industrivarden AB A Shares	367,581	13,860,546
Industrivarden AB C Shares	507,643	19,127,784
Investor AB B Shares	5,520,680	163,947,343
L E Lundbergforetagen AB B Shares	243,085	12,101,082
		209,036,755
TOTAL FINANCIALS		450,350,685

Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (b)	624,418	18,302,637
Industrials - 1.6%
Aerospace & Defense - 0.1%
Saab AB B Shares	1,021,369	30,505,603
Building Products - 0.2%
Assa Abloy AB B Shares	3,197,488	98,104,203
Nibe Industrier AB B Shares (c)	4,832,816	18,061,736
		116,165,939
Commercial Services & Supplies - 0.0%
Securitas AB B Shares (c)	1,568,963	22,717,475
Construction & Engineering - 0.0%
Skanska AB B Shares	1,085,878	25,696,958
Industrial Conglomerates - 0.1%
Investment AB Latour B Shares	473,668	12,810,517
Lifco AB B Shares	743,927	25,398,442
		38,208,959
Machinery - 1.1%
Alfa Laval AB	923,748	39,851,116
Atlas Copco AB A Shares	8,598,041	146,810,254
Atlas Copco AB B Shares	4,942,257	73,419,399
Epiroc AB A Shares	2,085,291	40,697,019
Epiroc AB B Shares	1,264,647	21,564,691
Indutrade AB	873,552	24,810,042
Sandvik AB	3,401,317	73,965,521
SKF AB B Shares	1,089,555	23,456,534
Trelleborg AB B Shares	680,334	26,386,629
Volvo AB B Shares	5,020,923	155,850,601
		626,811,806
Trading Companies & Distributors - 0.1%
AddTech AB B Shares	829,345	24,925,564
Beijer Ref AB B Shares (c)	1,228,089	18,306,534
		43,232,098
TOTAL INDUSTRIALS		903,338,838

Information Technology - 0.3%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	8,856,554	72,843,027
Electronic Equipment, Instruments & Components - 0.2%
Hexagon AB B Shares	6,620,276	76,343,608
TOTAL INFORMATION TECHNOLOGY		149,186,635

Materials - 0.1%
Metals & Mining - 0.0%
Boliden AB	872,379	30,464,517
Paper & Forest Products - 0.1%
Holmen AB B Shares (c)	243,719	9,583,883
Svenska Cellulosa AB SCA B Shares (c)	1,935,603	26,498,118
		36,082,001
TOTAL MATERIALS		66,546,518

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Fastighets AB Balder B Shares (b)(c)	2,291,088	16,222,804
Sagax AB B Shares	701,343	14,603,848
		30,826,652
TOTAL SWEDEN		1,780,225,901
SWITZERLAND - 5.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom AG	82,553	46,947,190
Consumer Discretionary - 0.7%
Specialty Retail - 0.0%
Avolta AG	280,194	12,731,005
Textiles, Apparel & Luxury Goods - 0.7%
Cie Financiere Richemont SA Series A	1,713,833	351,186,721
Swatch Group AG/The	92,252	17,965,157
		369,151,878
TOTAL CONSUMER DISCRETIONARY		381,882,883

Consumer Staples - 0.2%
Food Products - 0.2%
Barry Callebaut AG (c)	11,375	13,743,978
Chocoladefabriken Lindt & Spruengli AG	3,019	38,082,297
Chocoladefabriken Lindt & Spruengli AG	339	41,297,968
		93,124,243
Financials - 1.7%
Banks - 0.0%
Banque Cantonale Vaudoise (c)	95,974	10,203,781
Capital Markets - 0.9%
Julius Baer Group Ltd	656,692	44,316,642
Partners Group Holding AG	72,352	106,009,963
UBS Group AG	10,485,296	358,819,034
		509,145,639
Insurance - 0.8%
Baloise Holding AG	131,356	25,268,882
Helvetia Holding AG	118,276	22,110,846
Swiss Life Holding AG	91,578	79,595,121
Zurich Insurance Group AG	466,594	308,273,675
		435,248,524
TOTAL FINANCIALS		954,597,944

Health Care - 0.6%
Health Care Equipment & Supplies - 0.2%
Sonova Holding AG	161,565	51,710,820
Straumann Holding AG	355,832	48,454,430
		100,165,250
Life Sciences Tools & Services - 0.3%
Lonza Group AG	230,260	144,997,880
Pharmaceuticals - 0.1%
Galderma Group AG	263,255	32,052,998
Sandoz Group AG	1,332,442	58,362,126
		90,415,124
TOTAL HEALTH CARE		335,578,254

Industrials - 0.9%
Building Products - 0.1%
Geberit AG	106,587	62,373,964
Electrical Equipment - 0.5%
ABB Ltd	5,042,076	271,787,245
Machinery - 0.2%
Schindler Holding AG	74,388	21,831,574
Schindler Holding AG	130,387	39,796,952
VAT Group AG (d)(e)	86,103	32,078,242
		93,706,768
Marine Transportation - 0.0%
Kuehne + Nagel International AG	153,963	35,398,105
Professional Services - 0.1%
SGS SA	483,340	49,567,843
TOTAL INDUSTRIALS		512,833,925

Information Technology - 0.1%
Software - 0.0%
Temenos AG	179,708	14,697,863
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	484,928	47,475,093
TOTAL INFORMATION TECHNOLOGY		62,172,956

Materials - 0.6%
Chemicals - 0.6%
DSM-Firmenich AG	592,913	63,537,783
EMS-Chemie Holding AG	22,363	15,602,957
Givaudan SA	29,438	132,299,024
Sika AG	486,070	123,927,663
		335,367,427
Containers & Packaging - 0.0%
SIG Group AG (c)	974,767	19,323,694
TOTAL MATERIALS		354,691,121

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Swiss Prime Site AG	246,355	28,401,966
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG	67,280	11,817,496
TOTAL SWITZERLAND		2,782,047,978
UNITED ARAB EMIRATES - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
NMC Health PLC (b)(f)	250,069	2
UNITED KINGDOM - 11.2%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.1%
BT Group PLC (c)	20,632,219	41,473,323
Interactive Media & Services - 0.0%
Auto Trader Group PLC (d)(e)	2,831,399	27,791,677
Media - 0.2%
Informa PLC	4,240,885	45,824,294
WPP PLC	3,439,100	27,898,369
		73,722,663
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	64,825,891	57,234,137
TOTAL COMMUNICATION SERVICES		200,221,800

Consumer Discretionary - 0.8%
Broadline Retail - 0.1%
Next PLC	374,614	47,240,502
Diversified Consumer Services - 0.1%
Pearson PLC	1,911,564	32,897,404
Hotels, Restaurants & Leisure - 0.6%
Compass Group PLC	5,411,424	189,432,234
Entain PLC	1,936,126	18,183,091
InterContinental Hotels Group PLC	505,171	63,288,168
Whitbread PLC	562,300	18,913,661
		289,817,154
Household Durables - 0.0%
Barratt Redrow PLC	4,393,711	23,583,065
Specialty Retail - 0.0%
JD Sports Fashion PLC	8,261,475	8,112,081
Kingfisher PLC	5,779,745	18,052,607
		26,164,688
TOTAL CONSUMER DISCRETIONARY		419,702,813

Consumer Staples - 2.4%
Beverages - 0.4%
Coca-Cola Europacific Partners PLC	660,523	56,976,714
Diageo PLC	7,093,772	193,010,024
		249,986,738
Consumer Staples Distribution & Retail - 0.3%
J Sainsbury PLC	5,591,680	18,189,340
Marks & Spencer Group PLC	6,540,365	29,354,690
Tesco PLC	21,489,993	103,045,093
		150,589,123
Food Products - 0.0%
Associated British Foods PLC	1,045,498	24,921,750
Household Products - 0.3%
Reckitt Benckiser Group PLC	2,186,860	144,742,630
Personal Care Products - 0.8%
Unilever PLC	7,899,842	445,882,671
Tobacco - 0.6%
British American Tobacco PLC	6,335,894	245,932,855
Imperial Brands PLC	2,527,886	88,953,563
		334,886,418
TOTAL CONSUMER STAPLES		1,351,009,330

Financials - 3.4%
Banks - 2.3%
Barclays PLC	45,969,079	180,007,683
HSBC Holdings PLC	56,979,996	675,753,578
Lloyds Banking Group PLC	193,248,926	179,368,592
NatWest Group PLC	24,393,187	147,822,270
Standard Chartered PLC	6,556,697	105,564,750
		1,288,516,873
Capital Markets - 0.7%
3i Group PLC	3,103,304	155,323,041
Hargreaves Lansdown PLC	1,133,161	15,743,579
London Stock Exchange Group PLC	1,524,828	228,003,942
Schroders PLC	2,559,876	11,882,051
		410,952,613
Financial Services - 0.1%
M&G PLC	7,273,383	19,359,682
Wise PLC Class A (b)	2,123,709	26,513,780
		45,873,462
Insurance - 0.3%
Admiral Group PLC	830,056	30,018,664
Aviva PLC	8,535,726	58,452,717
Legal & General Group PLC	18,786,941	57,827,732
Phoenix Group Holdings PLC	2,236,958	14,575,844
		160,874,957
TOTAL FINANCIALS		1,906,217,905

Health Care - 1.4%
Health Care Equipment & Supplies - 0.1%
Smith & Nephew PLC	2,648,451	38,443,658
Pharmaceuticals - 1.3%
Astrazeneca PLC	4,943,201	747,899,423
TOTAL HEALTH CARE		786,343,081

Industrials - 1.9%
Aerospace & Defense - 0.8%
BAE Systems PLC	9,595,825	171,588,426
Melrose Industries PLC	4,098,960	33,050,484
Rolls-Royce Holdings PLC (b)	27,114,493	255,971,877
		460,610,787
Commercial Services & Supplies - 0.1%
Rentokil Initial PLC	8,048,781	40,407,749
Industrial Conglomerates - 0.2%
CK Hutchison Holdings Ltd	8,549,046	42,749,790
DCC PLC	315,492	21,271,555
Smiths Group PLC	1,092,964	27,689,266
		91,710,611
Machinery - 0.0%
Spirax Group PLC	234,780	21,485,240
Professional Services - 0.6%
Intertek Group PLC	514,546	33,236,155
RELX PLC	5,928,782	284,739,373
		317,975,528
Trading Companies & Distributors - 0.2%
Ashtead Group PLC	1,390,688	84,056,097
Bunzl PLC	1,054,389	44,670,320
		128,726,417
TOTAL INDUSTRIALS		1,060,916,332

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	1,210,399	42,631,705
Software - 0.1%
Sage Group PLC/The	3,195,891	50,854,408
TOTAL INFORMATION TECHNOLOGY		93,486,113

Materials - 0.0%
Chemicals - 0.0%
Croda International PLC	422,898	17,643,687
Real Estate - 0.1%
Diversified REITs - 0.0%
Land Securities Group PLC	2,256,604	16,023,796
Industrial REITs - 0.1%
Segro PLC	4,097,134	36,292,954
TOTAL REAL ESTATE		52,316,750

Utilities - 0.6%
Electric Utilities - 0.1%
SSE PLC	3,517,786	67,815,721
Multi-Utilities - 0.4%
Centrica PLC	16,188,332	30,443,138
National Grid PLC	15,596,743	191,577,726
		222,020,864
Water Utilities - 0.1%
Severn Trent PLC	861,362	27,120,187
United Utilities Group PLC	2,173,904	26,885,887
		54,006,074
TOTAL UTILITIES		343,842,659

TOTAL UNITED KINGDOM		6,231,700,470
UNITED STATES - 10.6%
Communication Services - 0.5%
Entertainment - 0.5%
Spotify Technology SA (b)	491,054	298,565,743
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Stellantis NV (Italy)	6,463,188	82,868,708
Consumer Staples - 1.4%
Food Products - 1.4%
Nestle SA	8,352,823	806,328,243
Smithfield Foods Inc (g)	2,829	58,956
		806,387,199
Energy - 1.7%
Energy Equipment & Services - 0.0%
Tenaris SA	1,317,261	24,907,018
Oil, Gas & Consumable Fuels - 1.7%
BP PLC	51,396,241	282,800,385
Shell PLC	19,432,102	649,331,002
Shell PLC rights (b)(g)	19,612,703	7,021,315
		939,152,702
TOTAL ENERGY		964,059,720

Financials - 0.3%
Insurance - 0.3%
Swiss Re AG	961,546	153,664,198
Health Care - 4.9%
Biotechnology - 0.5%
CSL Ltd	1,543,650	251,603,544
Health Care Equipment & Supplies - 0.3%
Alcon AG	1,593,062	147,141,448
Life Sciences Tools & Services - 0.0%
QIAGEN NV	687,474	26,265,357
Pharmaceuticals - 4.1%
GSK PLC	13,215,048	243,843,449
Haleon PLC	27,419,314	138,078,712
Novartis AG	6,283,489	683,768,445
Roche Holding AG	2,239,786	745,916,663
Roche Holding AG	102,063	35,740,983
Sanofi SA	3,624,118	395,961,129
		2,243,309,381
TOTAL HEALTH CARE		2,668,319,730

Industrials - 1.1%
Construction & Engineering - 0.1%
Ferrovial SE	1,511,809	67,153,539
Electrical Equipment - 0.8%
Schneider Electric SE	1,743,394	428,324,930
Professional Services - 0.2%
Experian PLC	2,932,188	139,681,136
TOTAL INDUSTRIALS		635,159,605

Information Technology - 0.2%
Software - 0.2%
CyberArk Software Ltd (b)	149,275	54,313,709
Monday.com Ltd (b)	119,213	35,378,842
		89,692,551
Materials - 0.4%
Construction Materials - 0.4%
Holcim AG	1,661,692	182,156,384
James Hardie Industries PLC depository receipt (b)(c)	1,370,237	43,447,268
		225,603,652
TOTAL UNITED STATES		5,924,321,106
TOTAL COMMON STOCKS (Cost $41,994,183,233)		54,473,464,554

Non-Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
FRANCE - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Air Liquide SA	438,118	80,394,899
GERMANY - 0.4%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Bayerische Motoren Werke AG	179,620	14,654,761
Dr Ing hc F Porsche AG (d)(e)	363,032	21,335,004
Porsche Automobil Holding SE	488,176	19,000,842
Volkswagen AG	657,523	70,883,088
		125,873,695
Consumer Staples - 0.1%
Household Products - 0.1%
Henkel AG & Co KGaA	540,696	46,654,913
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	83,547	20,878,196
TOTAL GERMANY		193,406,804
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $271,430,760)		273,801,703

U.S. Treasury Obligations - 0.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (i) (Cost $29,217,004)	4.25	29,524,000	29,224,153

Money Market Funds - 2.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.35	980,869,175	981,065,349
Fidelity Securities Lending Cash Central Fund (j)(k)	4.35	417,918,882	417,960,674
TOTAL MONEY MARKET FUNDS (Cost $1,399,026,023)			1,399,026,023

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $43,693,857,020)	56,175,516,433
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(228,481,454)
NET ASSETS - 100.0%	55,947,034,979

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	9,920	Mar 2025	1,205,081,600	47,536,758	47,536,758

The notional amount of futures purchased as a percentage of Net Assets is 2.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $666,608,227 or 1.2% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $666,608,227 or 1.2% of net assets.

(f)	Level 3 security
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $29,224,153.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,182,680,033	6,276,217,880	6,477,878,364	42,549,729	45,800	-	981,065,349	980,869,175	1.9%
Fidelity Securities Lending Cash Central Fund	163,483,306	1,664,173,013	1,409,695,645	1,709,444	-	-	417,960,674	417,918,882	1.7%
Total	1,346,163,339	7,940,390,893	7,887,574,009	44,259,173	45,800	-	1,399,026,023	1,398,788,057

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	2,763,771,985	823,379,817	1,940,392,168	-
Consumer Discretionary	5,868,012,650	1,287,338,967	4,580,673,683	-
Consumer Staples	4,319,551,863	1,254,852,532	3,064,699,331	-
Energy	1,900,888,288	48,480,863	1,852,407,425	-
Financials	12,598,120,876	2,965,988,679	9,632,132,170	27
Health Care	6,897,381,698	1,167,064,775	5,730,316,921	2
Industrials	9,634,206,456	2,381,421,182	7,252,785,274	-
Information Technology	4,661,843,876	575,366,142	4,086,477,734	-
Materials	3,113,585,844	572,467,842	2,541,118,002	-
Real Estate	1,018,589,941	293,005,949	725,583,992	-
Utilities	1,697,511,077	273,310,954	1,424,200,123	-

Non-Convertible Preferred Stocks
Consumer Discretionary	125,873,695	14,654,761	111,218,934	-
Consumer Staples	46,654,913	46,654,913	-	-
Health Care	20,878,196	20,878,196	-	-
Materials	80,394,899	-	80,394,899	-

U.S. Treasury Obligations	29,224,153	-	29,224,153	-

Money Market Funds	1,399,026,023	1,399,026,023	-	-
Total Investments in Securities:	56,175,516,433	13,123,891,595	43,051,624,809	29
Derivative Instruments:

Assets
Futures Contracts	47,536,758	47,536,758	-	-
Total Assets	47,536,758	47,536,758	-	-
Total Derivative Instruments:	47,536,758	47,536,758	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	47,536,758	0
Total Equity Risk	47,536,758	0
Total Value of Derivatives	47,536,758	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® International Index Fund
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value (including securities loaned of $393,712,171) - See accompanying schedule:
Unaffiliated issuers (cost $42,294,830,997)	$54,776,490,410
Fidelity Central Funds (cost $1,399,026,023)	1,399,026,023

Total Investment in Securities (cost $43,693,857,020)		$56,175,516,433
Segregated cash with brokers for derivative instruments		7,945,028
Foreign currency held at value (cost $12,886,628)		12,833,356
Receivable for investments sold		538,470,687
Receivable for fund shares sold		86,590,044
Dividends receivable		79,515,923
Reclaims receivable		132,398,104
Distributions receivable from Fidelity Central Funds		3,213,232
Receivable for daily variation margin on futures contracts		2,113,664
Receivable from investment adviser		1,049,922
Other receivables		623,807
Total assets		57,040,270,200
Liabilities
Payable for investments purchased
Regular delivery	$542,177,120
Delayed delivery	7,156,677
Payable for fund shares redeemed	123,706,707
Accrued management fee	1,614,540
Other payables and accrued expenses	626,245
Collateral on securities loaned	417,953,932
Total liabilities		1,093,235,221
Net Assets		$55,947,034,979
Net Assets consist of:
Paid in capital		$48,825,691,806
Total accumulated earnings (loss)		7,121,343,173
Net Assets		$55,947,034,979
Net Asset Value, offering price and redemption price per share ($55,947,034,979 ÷ 1,089,122,339 shares)		$51.37
Statement of Operations
Year ended February 28, 2025
Investment Income
Dividends		$1,605,739,520
Interest		2,104,911
Income from Fidelity Central Funds (including $1,709,444 from security lending)		44,259,173
Income before foreign taxes withheld		$1,652,103,604
Less foreign taxes withheld		(89,235,655)
Total income		1,562,867,949
Expenses
Management fee	$18,030,091
Independent trustees' fees and expenses	212,122
Total expenses before reductions	18,242,213
Expense reductions	(224)
Total expenses after reductions		18,241,989
Net Investment income (loss)		1,544,625,960
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(620,144,054)
Redemptions in-kind	570,894,190
Fidelity Central Funds	45,800
Foreign currency transactions	(5,936,481)
Futures contracts	54,392,551
Total net realized gain (loss)		(747,994)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	3,131,522,519
Assets and liabilities in foreign currencies	(923,850)
Futures contracts	(6,997,817)
Total change in net unrealized appreciation (depreciation)		3,123,600,852
Net gain (loss)		3,122,852,858
Net increase (decrease) in net assets resulting from operations		$4,667,478,818
Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,544,625,960	$1,301,505,324
Net realized gain (loss)	(747,994)	(543,569,927)
Change in net unrealized appreciation (depreciation)	3,123,600,852	5,348,734,573
Net increase (decrease) in net assets resulting from operations	4,667,478,818	6,106,669,970
Distributions to shareholders	(1,626,732,230)	(1,259,480,263)

Share transactions
Proceeds from sales of shares	15,828,591,177	12,974,852,284
Reinvestment of distributions	1,456,604,799	1,137,766,490
Cost of shares redeemed	(12,717,340,332)	(9,756,163,555)

Net increase (decrease) in net assets resulting from share transactions	4,567,855,644	4,356,455,219
Total increase (decrease) in net assets	7,608,602,232	9,203,644,926

Net Assets
Beginning of period	48,338,432,747	39,134,787,821
End of period	$55,947,034,979	$48,338,432,747

Other Information
Shares
Sold	315,113,328	284,394,694
Issued in reinvestment of distributions	30,736,234	25,099,635
Redeemed	(254,078,307)	(214,058,512)
Net increase (decrease)	91,771,255	95,435,817

Financial Highlights
Fidelity® International Index Fund

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$48.47	$43.39	$45.94	$46.08	$38.65
Income from Investment Operations
Net investment income (loss) B,C	1.49	1.39	1.33	1.36	.97
Net realized and unrealized gain (loss)	2.97	5.01	(2.78)	.01	7.30
Total from investment operations	4.46	6.40	(1.45)	1.37	8.27
Distributions from net investment income	(1.56)	(1.32)	(1.10)	(1.51)	(.84)
Total distributions	(1.56)	(1.32)	(1.10)	(1.51)	(.84)
Net asset value, end of period	$51.37	$48.47	$43.39	$45.94	$46.08
Total Return D	9.47%	14.97%	(3.07)%	2.81%	21.47%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.04%	.04%	.04%	.04%	.04%
Expenses net of fee waivers, if any	.04%	.04%	.04%	.04%	.04%
Expenses net of all reductions	.04%	.04%	.04%	.04%	.04%
Net investment income (loss)	2.96%	3.06%	3.19%	2.76%	2.40%
Supplemental Data
Net assets, end of period (000 omitted)	$55,947,035	$48,338,433	$39,134,788	$39,283,051	$32,386,075
Portfolio turnover rate G	4 % H	3% H	4% H	2%	7%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended February 28, 2025

1. Organization.
Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund (the Funds) are funds of Fidelity Concord Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends or foreign tax withheld, as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable, as applicable. Fidelity International Index Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Total Market Index Fund	$1,249,628
Fidelity Extended Market Index Fund	646,084
Fidelity International Index Fund	623,806

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2025, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term capital gain dividends, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), equity-debt classifications, redemptions in-kind, partnerships, deferred Trustee compensation, capital loss carryforwards, and losses deferred due to wash sales, and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Total Market Index Fund	50,023,329,210	61,605,038,593	(4,775,824,220)	56,829,214,373
Fidelity Extended Market Index Fund	31,695,141,369	15,319,621,896	(5,953,450,360)	9,366,171,536
Fidelity International Index Fund	44,408,175,294	15,781,930,836	(4,014,589,697)	11,767,341,139

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Total Market Index Fund	69,245,274	(534,341,369)	56,829,214,359
Fidelity Extended Market Index Fund	-	(260,710,526)	9,366,171,536
Fidelity International Index Fund	-	(4,644,141,854)	11,765,485,026

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Total Market Index Fund	(154,890,483)	(379,450,886)	(534,341,369)
Fidelity Extended Market Index Fund	-	(260,710,526)	(260,710,526)
Fidelity International Index Fund	(674,478,581)	(3,969,663,273)	(4,644,141,854)

Certain of the Funds intends to elect to defer to its next fiscal year ordinary losses recognized during the period January 1, 2025 to February 28, 2025. Loss deferrals were as follows:

Ordinary losses ($)
Fidelity Extended Market Index Fund	(40,919,787)

The tax character of distributions paid was as follows:

February 28, 2025
Ordinary Income ($)
Fidelity Total Market Index Fund	1,224,852,869
Fidelity Extended Market Index Fund	200,382,440
Fidelity International Index Fund	1,626,732,230

February 29, 2024
Ordinary Income ($)
Fidelity Total Market Index Fund	1,157,291,051
Fidelity Extended Market Index Fund	427,559,713
Fidelity International Index Fund	1,259,480,263

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total Market Index Fund	8,126,306,145	2,748,881,245
Fidelity Extended Market Index Fund	9,733,086,683	5,851,524,765
Fidelity International Index Fund	7,289,270,259	1,891,083,935

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Total Market Index Fund	12,837,416	1,514,815,831	1,981,042,822
Fidelity Extended Market Index Fund	69,373,526	3,614,433,720	6,062,468,849
Fidelity International Index Fund	20,709,358	570,894,190	1,030,058,762

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Extended Market Index Fund	34,016,689	1,400,681,310	2,440,362,285
Fidelity International Index Fund	3,428,360	84,733,390	160,376,949
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .015%, .035% and .035% of average net assets for Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund, respectively. The management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .015%, .035% and .035% of average net assets for Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund, respectively. These expense contracts will remain in place through April 30, 2026.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, Fidelity Extended Market Index Fund and Fidelity International Index Fund had no interfund loans outstanding. Any open loans, including accrued interest, at period end are presented as Notes payable to affiliates in the Statement of Assets and Liabilities. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Total Market Index Fund	Borrower	52,369,379	5.35%	225,805
Fidelity Extended Market Index Fund	Borrower	22,627,433	5.36%	101,012

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Total Market Index Fund	-	64	4

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Amount ($)
Fidelity Total Market Index Fund	19,104
Fidelity Extended Market Index Fund	224,528
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Total Market Index Fund	1,235,127	96,123	1,014,085
Fidelity Extended Market Index Fund	4,218,644	341,525	5,581,165
Fidelity International Index Fund	185,703	-	-
9. Bank Borrowings.
Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.
	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Total Market Index Fund	21,328,200	5.83%	17,270
10. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Total Market Index Fund	53,584
Fidelity Extended Market Index Fund	234,358
Fidelity International Index Fund	224
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund, and Fidelity International Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund, and Fidelity International Index Fund (three of the funds constituting Fidelity Concord Street Trust, hereafter collectively referred to as the "Funds") as of February 28, 2025, the related statements of operations for the year ended February 28, 2025, the statements of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2025 and each of the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 11, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Total Market Index Fund
April 2024	100%
December 2024	88%
Fidelity Extended Market Index Fund
December 2024 Fidelity International Index Fund	100%
April 2024 December 2024	0% 0%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Total Market Index Fund
April 2024	99.96%
December 2024	91.73%
Fidelity Extended Market Index Fund
December 2024	100%
Fidelity International Index Fund
April 2024	58.73%
December 2024	88.81%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

Fidelity Total Market Index Fund
April 2024	0.05%
December 2024	8.20%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity International Index Fund	$46,006,467
The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity International Index Fund	04/15/2024	$0.1786	$0.0065
	12/23/2024	$1.4201	$0.0788

The funds will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	399,712,835,196.11	95.27
Withheld	19,861,567,939.07	4.73
TOTAL	419,574,403,135.19	100.00
Robert A. Lawrence
Affirmative	398,303,145,670.78	94.93
Withheld	21,271,257,464.41	5.07
TOTAL	419,574,403,135.19	100.00
Vijay C. Advani
Affirmative	398,848,644,763.97	95.06
Withheld	20,725,758,371.21	4.94
TOTAL	419,574,403,135.19	100.00
Thomas P. Bostick
Affirmative	399,084,917,382.24	95.12
Withheld	20,489,485,752.95	4.88
TOTAL	419,574,403,135.19	100.00
Donald F. Donahue
Affirmative	398,136,894,294.44	94.89
Withheld	21,437,508,840.75	5.11
TOTAL	419,574,403,135.19	100.00
Vicki L. Fuller
Affirmative	399,535,778,208.65	95.22
Withheld	20,038,624,926.54	4.78
TOTAL	419,574,403,135.19	100.00
Patricia L. Kampling
Affirmative	399,319,643,676.69	95.17
Withheld	20,254,759,458.50	4.83
TOTAL	419,574,403,135.19	100.00
Thomas A. Kennedy
Affirmative	398,612,509,964.82	95.00
Withheld	20,961,893,170.36	5.00
TOTAL	419,574,403,135.19	100.00
Oscar Munoz
Affirmative	397,517,256,424.15	94.74
Withheld	22,057,146,711.03	5.26
TOTAL	419,574,403,135.19	100.00
Karen B. Peetz
Affirmative	398,905,166,808.58	95.07
Withheld	20,669,236,326.60	4.93
TOTAL	419,574,403,135.19	100.00
David M. Thomas
Affirmative	398,279,523,899.44	94.92
Withheld	21,294,879,235.74	5.08
TOTAL	419,574,403,135.19	100.00
Susan Tomasky
Affirmative	398,393,822,853.60	94.95
Withheld	21,180,580,281.58	5.05
TOTAL	419,574,403,135.19	100.00
Michael E. Wiley
Affirmative	398,304,955,259.60	94.93
Withheld	21,269,447,875.58	5.07
TOTAL	419,574,403,135.19	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.929379.113
SIF-I-ANN-0425
Fidelity® 500 Index Fund

Annual Report
February 28, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's®; and S&P®; are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® 500 Index Fund
Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Aptiv PLC (b)	2,944,629	191,754,240
CHINA - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	3,184,170	686,475,210
IRELAND - 0.4%
Information Technology - 0.4%
IT Services - 0.4%
Accenture PLC Class A	7,828,451	2,728,215,174
SWITZERLAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	3,748,022	577,307,829
UNITED STATES - 99.3%
Communication Services - 9.4%
Diversified Telecommunication Services - 0.7%
AT&T Inc	89,894,980	2,464,021,402
Verizon Communications Inc	52,739,939	2,273,091,371
		4,737,112,773
Entertainment - 1.5%
Electronic Arts Inc	2,990,134	386,086,102
Live Nation Entertainment Inc (b)(c)	1,964,547	281,637,457
Netflix Inc (c)	5,355,368	5,251,259,646
Take-Two Interactive Software Inc (c)	2,046,304	433,775,522
Walt Disney Co/The	22,688,182	2,581,915,112
Warner Bros Discovery Inc (c)	27,968,178	320,515,320
		9,255,189,159
Interactive Media & Services - 6.5%
Alphabet Inc Class A	73,203,475	12,465,087,723
Alphabet Inc Class C	59,625,698	10,268,737,710
Match Group Inc (b)	3,145,767	99,752,271
Meta Platforms Inc Class A	27,311,938	18,249,836,972
		41,083,414,676
Media - 0.5%
Charter Communications Inc Class A (b)(c)	1,211,412	440,433,061
Comcast Corp Class A	47,822,128	1,715,857,953
Fox Corp Class A	2,759,410	158,942,016
Fox Corp Class B	1,665,164	90,035,417
Interpublic Group of Cos Inc/The	4,666,945	127,874,293
News Corp Class A	4,725,207	135,235,424
News Corp Class B	1,421,606	45,889,442
Omnicom Group Inc	2,444,206	202,282,489
Paramount Global Class B (b)	7,453,893	84,676,224
		3,001,226,319
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	6,106,416	1,646,839,331
TOTAL COMMUNICATION SERVICES		59,723,782,258

Consumer Discretionary - 10.5%
Automobile Components - 0.0%
BorgWarner Inc	2,739,972	81,568,966
Automobiles - 1.8%
Ford Motor Co	48,903,851	467,031,777
General Motors Co	13,776,186	676,824,018
Tesla Inc (c)	34,988,735	10,250,999,581
		11,394,855,376
Broadline Retail - 4.0%
Amazon.com Inc (c)	117,245,338	24,888,840,352
eBay Inc	6,001,106	388,511,602
		25,277,351,954
Distributors - 0.1%
Genuine Parts Co	1,741,901	217,528,597
LKQ Corp	3,256,889	137,408,147
Pool Corp	476,782	165,443,354
		520,380,098
Hotels, Restaurants & Leisure - 2.0%
Airbnb Inc Class A (c)	5,423,259	753,127,977
Booking Holdings Inc	414,652	2,079,898,579
Caesars Entertainment Inc (b)(c)	2,662,040	88,432,968
Carnival Corp (c)	13,013,864	311,421,766
Chipotle Mexican Grill Inc (c)	17,071,120	921,328,346
Darden Restaurants Inc (b)	1,472,087	295,094,560
Domino's Pizza Inc	432,631	211,863,727
Expedia Group Inc Class A	1,538,777	304,616,295
Hilton Worldwide Holdings Inc	3,054,177	809,234,738
Las Vegas Sands Corp (b)	4,360,041	194,937,433
Marriott International Inc/MD Class A1 (b)	2,889,693	810,414,402
McDonald's Corp	8,978,107	2,768,219,731
MGM Resorts International (c)	2,834,958	98,543,140
Norwegian Cruise Line Holdings Ltd (b)(c)	5,508,841	125,160,868
Royal Caribbean Cruises Ltd	3,099,090	762,686,049
Starbucks Corp	14,200,949	1,644,611,904
Wynn Resorts Ltd	1,159,021	103,523,756
Yum! Brands Inc	3,496,328	546,720,809
		12,829,837,048
Household Durables - 0.3%
DR Horton Inc (b)	3,653,587	463,311,367
Garmin Ltd	1,924,614	440,601,883
Lennar Corp Class A (b)	2,991,869	357,917,288
Mohawk Industries Inc (c)	656,371	77,182,666
NVR Inc (b)(c)	38,386	278,128,834
PulteGroup Inc	2,569,349	265,362,365
		1,882,504,403
Leisure Products - 0.0%
Hasbro Inc	1,642,863	106,966,810
Specialty Retail - 1.9%
AutoZone Inc (c)	211,781	739,753,151
Best Buy Co Inc	2,448,047	220,103,906
CarMax Inc (c)	1,940,951	161,040,703
Home Depot Inc/The	12,444,380	4,935,441,108
Lowe's Cos Inc	7,107,291	1,767,156,834
O'Reilly Automotive Inc (c)	723,278	993,523,592
Ross Stores Inc	4,156,462	583,234,748
TJX Cos Inc/The	14,130,452	1,762,915,192
Tractor Supply Co	6,692,613	370,436,130
Ulta Beauty Inc (b)(c)	590,275	216,253,149
		11,749,858,513
Textiles, Apparel & Luxury Goods - 0.4%
Deckers Outdoor Corp (c)	1,903,341	265,249,602
Lululemon Athletica Inc (c)	1,415,144	517,390,798
NIKE Inc Class B	14,916,295	1,184,801,312
Ralph Lauren Corp Class A	503,855	136,615,244
Tapestry Inc	2,919,569	249,389,584
		2,353,446,540
TOTAL CONSUMER DISCRETIONARY		66,196,769,708

Consumer Staples - 5.9%
Beverages - 1.2%
Brown-Forman Corp Class B	2,281,704	75,547,219
Coca-Cola Co/The	48,572,849	3,458,872,578
Constellation Brands Inc Class A (b)	1,955,947	343,268,699
Keurig Dr Pepper Inc	14,958,105	501,395,680
Molson Coors Beverage Co Class B	2,188,345	134,123,665
Monster Beverage Corp (c)	8,772,573	479,421,114
PepsiCo Inc	17,188,837	2,637,970,814
		7,630,599,769
Consumer Staples Distribution & Retail - 2.2%
Costco Wholesale Corp	5,551,012	5,820,846,693
Dollar General Corp	2,755,185	204,379,623
Dollar Tree Inc (c)	2,531,898	184,474,088
Kroger Co/The	8,338,996	540,533,721
Sysco Corp	6,154,281	464,894,387
Target Corp	5,771,524	717,054,142
Walgreens Boots Alliance Inc	8,990,792	96,021,658
Walmart Inc	54,381,498	5,362,559,518
		13,390,763,830
Food Products - 0.6%
Archer-Daniels-Midland Co (b)	5,990,357	282,744,850
Bunge Global SA	1,749,303	129,780,790
Conagra Brands Inc	5,979,469	152,715,638
General Mills Inc	6,955,255	421,627,559
Hershey Co/The (b)	1,850,959	319,679,129
Hormel Foods Corp	3,641,175	104,246,840
JM Smucker Co	1,333,099	147,347,432
Kellanova	3,368,443	279,243,925
Kraft Heinz Co/The	11,058,793	339,615,533
Lamb Weston Holdings Inc (b)	1,786,527	92,667,155
McCormick & Co Inc/MD	3,159,553	261,010,673
Mondelez International Inc (b)	16,752,913	1,076,039,603
The Campbell's Company (b)	2,460,914	98,584,215
Tyson Foods Inc Class A	3,581,307	219,677,371
		3,924,980,713
Household Products - 1.1%
Church & Dwight Co Inc	3,069,430	341,320,616
Clorox Co/The	1,550,778	242,526,171
Colgate-Palmolive Co	10,235,840	933,201,533
Kimberly-Clark Corp	4,178,031	593,322,182
Procter & Gamble Co/The	29,504,919	5,129,135,119
		7,239,505,621
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	2,924,582	210,306,692
Kenvue Inc	24,020,165	566,875,894
		777,182,586
Tobacco - 0.7%
Altria Group Inc	21,233,302	1,185,879,916
Philip Morris International Inc	19,479,581	3,024,789,338
		4,210,669,254
TOTAL CONSUMER STAPLES		37,173,701,773

Energy - 3.3%
Energy Equipment & Services - 0.2%
Baker Hughes Co Class A	12,397,193	552,790,836
Halliburton Co	11,006,259	290,235,049
Schlumberger NV (b)	17,692,063	737,051,345
		1,580,077,230
Oil, Gas & Consumable Fuels - 3.1%
APA Corp (b)	4,634,836	95,941,105
Chevron Corp	20,938,657	3,321,289,774
ConocoPhillips	16,206,179	1,606,842,648
Coterra Energy Inc	9,228,585	249,079,509
Devon Energy Corp	8,229,904	298,087,123
Diamondback Energy Inc	2,341,219	372,160,172
EOG Resources Inc (b)	7,046,599	894,495,277
Eqt Corp (b)	7,475,499	360,094,787
Exxon Mobil Corp	55,063,535	6,130,223,353
Hess Corp	3,462,692	515,733,346
Kinder Morgan Inc	24,215,231	656,232,760
Marathon Petroleum Corp	4,026,491	604,698,418
Occidental Petroleum Corp	8,464,274	413,395,142
ONEOK Inc	7,773,055	780,336,991
Phillips 66	5,174,093	671,028,121
Targa Resources Corp	2,731,979	551,094,804
Texas Pacific Land Corp	236,029	337,037,611
Valero Energy Corp	3,966,305	518,515,053
Williams Cos Inc/The	15,272,274	888,540,901
		19,264,826,895
TOTAL ENERGY		20,844,904,125

Financials - 14.5%
Banks - 3.6%
Bank of America Corp	83,632,195	3,855,444,190
Citigroup Inc	23,694,536	1,894,378,153
Citizens Financial Group Inc	5,521,280	252,708,986
Fifth Third Bancorp (b)	8,400,834	365,184,254
Huntington Bancshares Inc/OH	18,201,399	299,777,042
JPMorgan Chase & Co	35,271,724	9,334,661,757
KeyCorp	12,418,814	215,093,857
M&T Bank Corp	2,078,724	398,532,965
PNC Financial Services Group Inc/The	4,971,059	954,045,643
Regions Financial Corp	11,386,610	269,976,523
Truist Financial Corp (b)	16,631,726	770,880,500
US Bancorp	19,544,715	916,647,134
Wells Fargo & Co	41,713,216	3,266,979,077
		22,794,310,081
Capital Markets - 3.3%
Ameriprise Financial Inc	1,215,444	653,058,061
Bank of New York Mellon Corp/The (b)	9,109,125	810,256,669
Blackrock Inc	1,823,963	1,783,434,542
Blackstone Inc	9,045,548	1,457,780,516
Cboe Global Markets Inc	1,311,548	276,474,318
Charles Schwab Corp/The	21,353,435	1,698,238,686
CME Group Inc Class A	4,514,723	1,145,701,256
FactSet Research Systems Inc	475,942	219,761,459
Franklin Resources Inc (b)	3,870,836	78,384,428
Goldman Sachs Group Inc/The	3,932,792	2,447,337,134
Intercontinental Exchange Inc	7,193,512	1,246,132,084
Invesco Ltd	5,630,767	97,919,038
KKR & Co Inc Class A	8,457,352	1,146,732,358
MarketAxess Holdings Inc	472,371	91,068,405
Moody's Corp	1,952,328	983,856,172
Morgan Stanley	15,541,459	2,068,723,607
MSCI Inc	981,863	579,799,920
Nasdaq Inc	5,184,577	429,179,284
Northern Trust Corp	2,483,353	273,715,168
Raymond James Financial Inc (b)	2,292,322	354,553,444
S&P Global Inc (b)	3,977,770	2,123,094,960
State Street Corp	3,672,711	364,443,113
T Rowe Price Group Inc	2,783,299	294,250,370
		20,623,894,992
Consumer Finance - 0.6%
American Express Co (b)	6,972,203	2,098,354,215
Capital One Financial Corp	4,779,588	958,546,373
Discover Financial Services	3,145,532	613,976,391
Synchrony Financial	4,877,859	295,988,484
		3,966,865,463
Financial Services - 4.8%
Apollo Global Management Inc (b)	5,600,130	835,931,405
Berkshire Hathaway Inc Class B (c)	22,963,945	11,799,563,860
Corpay Inc (b)(c)	873,368	320,569,724
Fidelity National Information Services Inc	6,744,715	479,684,131
Fiserv Inc (c)	7,127,647	1,679,915,121
Global Payments Inc	3,188,417	335,676,542
Jack Henry & Associates Inc	914,060	158,671,675
Mastercard Inc Class A	10,269,424	5,918,371,745
PayPal Holdings Inc (c)	12,560,215	892,403,276
Visa Inc Class A	21,650,401	7,852,816,948
		30,273,604,427
Insurance - 2.2%
AFLAC Inc	6,263,890	685,708,038
Allstate Corp/The	3,317,559	660,691,875
American International Group Inc	7,814,833	648,162,249
Aon PLC	2,709,470	1,108,498,366
Arch Capital Group Ltd	4,694,607	436,175,936
Arthur J Gallagher & Co	3,129,634	1,057,002,587
Assurant Inc	642,546	133,578,888
Brown & Brown Inc	2,973,558	352,485,565
Chubb Ltd	4,696,663	1,340,803,353
Cincinnati Financial Corp	1,958,377	289,467,704
Erie Indemnity Co Class A	312,485	133,765,454
Everest Group Ltd	538,458	190,194,135
Globe Life Inc	1,051,697	134,017,749
Hartford Insurance Group Inc/The	3,631,872	429,577,820
Loews Corp	2,264,575	196,270,715
Marsh & McLennan Cos Inc	6,152,977	1,463,424,050
MetLife Inc	7,286,934	627,987,972
Principal Financial Group Inc	2,636,329	234,738,734
Progressive Corp/The	7,339,291	2,069,680,063
Prudential Financial Inc	4,460,114	513,359,121
The Travelers Companies, Inc.	2,844,186	735,193,639
W R Berkley Corp	3,771,607	237,912,970
Willis Towers Watson PLC (b)	1,261,924	428,612,487
		14,107,309,470
TOTAL FINANCIALS		91,765,984,433

Health Care - 10.8%
Biotechnology - 1.8%
AbbVie Inc	22,139,449	4,627,809,024
Amgen Inc	6,734,432	2,074,609,122
Biogen Inc (c)	1,825,627	256,500,594
Gilead Sciences Inc	15,613,727	1,784,805,133
Incyte Corp (c)	2,003,287	147,241,595
Moderna Inc (b)(c)	4,242,620	131,351,515
Regeneron Pharmaceuticals Inc	1,318,891	921,561,897
Vertex Pharmaceuticals Inc (c)	3,226,428	1,548,007,890
		11,491,886,770
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories (b)	21,729,957	2,998,951,366
Align Technology Inc (c)	879,167	164,430,604
Baxter International Inc	6,396,854	220,755,432
Becton Dickinson & Co	3,621,235	816,697,130
Boston Scientific Corp (c)	18,464,703	1,916,451,524
Cooper Cos Inc/The (c)	2,495,108	225,507,861
Dexcom Inc (c)	4,893,533	432,441,511
Edwards Lifesciences Corp (c)	7,389,254	529,218,371
GE HealthCare Technologies Inc	5,723,891	499,981,879
Hologic Inc (c)	2,909,997	184,464,710
IDEXX Laboratories Inc (c)	1,025,889	448,426,341
Insulet Corp (c)	878,806	239,272,510
Intuitive Surgical Inc (c)	4,462,356	2,557,599,341
Medtronic PLC	16,067,266	1,478,509,817
ResMed Inc (b)	1,839,119	429,471,069
Solventum Corp (b)	1,731,466	138,084,414
STERIS PLC	1,236,642	271,146,125
Stryker Corp	4,298,426	1,660,009,137
Teleflex Inc	581,869	77,243,109
Zimmer Biomet Holdings Inc	2,494,079	260,182,321
		15,548,844,572
Health Care Providers & Services - 2.1%
Cardinal Health Inc	3,032,013	392,585,043
Cencora Inc	2,197,130	557,060,340
Centene Corp (c)	6,325,152	367,870,840
Cigna Group/The	3,484,813	1,076,284,495
CVS Health Corp	15,765,846	1,036,131,399
DaVita Inc (c)	565,032	83,556,932
Elevance Health Inc	2,905,626	1,153,184,847
HCA Healthcare Inc	2,284,854	699,850,780
Henry Schein Inc (b)(c)	1,562,054	112,733,437
Humana Inc	1,508,558	407,944,254
Labcorp Holdings Inc	1,047,864	263,055,779
McKesson Corp	1,590,356	1,018,241,333
Molina Healthcare Inc (b)(c)	716,624	215,789,819
Quest Diagnostics Inc	1,398,358	241,776,098
UnitedHealth Group Inc	11,529,693	5,476,142,988
Universal Health Services Inc Class B	735,605	128,914,776
		13,231,123,160
Life Sciences Tools & Services - 1.0%
Agilent Technologies Inc	3,599,762	460,481,555
Bio-Techne Corp (b)	1,990,663	122,923,440
Charles River Laboratories International Inc (c)	640,652	105,906,182
Danaher Corp	8,053,569	1,673,209,495
IQVIA Holdings Inc (c)	2,160,210	407,847,648
Mettler-Toledo International Inc (c)	264,387	336,490,623
Revvity Inc (b)	1,524,731	170,998,582
Thermo Fisher Scientific Inc	4,792,115	2,534,837,150
Waters Corp (b)(c)	743,887	280,698,321
West Pharmaceutical Services Inc	907,332	210,809,517
		6,304,202,513
Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co	25,409,823	1,514,933,647
Eli Lilly & Co	9,871,536	9,088,032,188
Johnson & Johnson	30,163,679	4,977,610,309
Merck & Co Inc	31,692,307	2,923,615,321
Pfizer Inc	70,998,342	1,876,486,179
Viatris Inc	14,953,812	138,023,685
Zoetis Inc Class A	5,652,378	945,303,697
		21,464,005,026
TOTAL HEALTH CARE		68,040,062,041

Industrials - 8.3%
Aerospace & Defense - 2.0%
Axon Enterprise Inc (c)	907,587	479,614,350
Boeing Co (c)	9,365,937	1,635,573,578
GE Aerospace	13,559,420	2,806,528,752
General Dynamics Corp	3,233,036	816,664,894
Howmet Aerospace Inc	5,089,804	695,267,226
Huntington Ingalls Industries Inc	490,225	86,073,706
L3Harris Technologies Inc	2,376,239	489,766,620
Lockheed Martin Corp	2,643,007	1,190,331,063
Northrop Grumman Corp	1,715,807	792,256,724
RTX Corp	16,675,510	2,217,676,075
Textron Inc	2,324,174	173,685,523
TransDigm Group Inc	704,472	963,154,118
		12,346,592,629
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	1,480,921	150,491,192
Expeditors International of Washington Inc (b)	1,753,679	205,811,767
FedEx Corp	2,816,100	740,352,690
United Parcel Service Inc Class B	9,162,904	1,090,660,464
		2,187,316,113
Building Products - 0.5%
A O Smith Corp	1,492,258	99,205,311
Allegion plc	1,089,081	140,175,615
Builders FirstSource Inc (c)	1,441,832	200,400,230
Carrier Global Corp	10,453,966	677,416,997
Johnson Controls International plc	8,369,150	716,901,389
Lennox International Inc (b)	401,670	241,423,754
Masco Corp (b)	2,702,988	203,210,638
Trane Technologies PLC	2,819,191	997,147,857
		3,275,881,791
Commercial Services & Supplies - 0.6%
Cintas Corp	4,294,792	891,169,340
Copart Inc (c)	10,983,299	601,884,785
Republic Services Inc	2,550,144	604,435,131
Rollins Inc	3,519,193	184,370,521
Veralto Corp	3,098,375	309,093,890
Waste Management Inc	4,575,915	1,065,181,494
		3,656,135,161
Construction & Engineering - 0.0%
Quanta Services Inc	1,849,342	480,144,663
Electrical Equipment - 0.8%
AMETEK Inc	2,897,920	548,576,256
Eaton Corp PLC	4,951,226	1,452,293,610
Emerson Electric Co (b)	7,143,697	868,744,992
GE Vernova Inc	3,453,492	1,157,541,449
Generac Holdings Inc (c)	745,402	101,486,482
Hubbell Inc	672,412	249,861,575
Rockwell Automation Inc	1,414,419	406,150,416
		4,784,654,780
Ground Transportation - 0.9%
CSX Corp	24,160,017	773,362,144
JB Hunt Transport Services Inc	997,960	160,861,172
Norfolk Southern Corp	2,834,426	696,560,190
Old Dominion Freight Line Inc	2,353,815	415,448,348
Uber Technologies Inc (c)	26,381,179	2,005,233,416
Union Pacific Corp	7,595,434	1,873,717,613
		5,925,182,883
Industrial Conglomerates - 0.4%
3M Co	6,822,455	1,058,299,219
Honeywell International Inc	8,146,559	1,734,320,946
		2,792,620,165
Machinery - 1.6%
Caterpillar Inc	6,048,740	2,080,464,124
Cummins Inc	1,718,673	632,781,025
Deere & Co	3,187,828	1,532,675,825
Dover Corp	1,718,798	341,645,478
Fortive Corp	4,346,720	345,738,109
IDEX Corp	948,689	184,358,733
Illinois Tool Works Inc (b)	3,366,671	888,733,811
Ingersoll Rand Inc	5,049,100	428,062,698
Nordson Corp	680,581	143,119,378
Otis Worldwide Corp	5,004,610	499,359,986
PACCAR Inc (b)	6,568,656	704,422,669
Parker-Hannifin Corp	1,612,657	1,078,077,331
Pentair PLC	2,070,081	195,001,630
Snap-on Inc (b)	657,828	224,431,179
Stanley Black & Decker Inc	1,931,431	167,126,724
Westinghouse Air Brake Technologies Corp	2,153,508	399,174,243
Xylem Inc/NY (b)	3,043,715	398,391,856
		10,243,564,799
Passenger Airlines - 0.2%
Delta Air Lines Inc	8,032,146	482,892,618
Southwest Airlines Co	7,513,751	233,377,105
United Airlines Holdings Inc (c)	4,120,291	386,524,499
		1,102,794,222
Professional Services - 0.7%
Automatic Data Processing Inc	5,104,785	1,608,926,136
Broadridge Financial Solutions Inc	1,464,432	353,250,287
Dayforce Inc (b)(c)	1,975,730	122,475,503
Equifax Inc	1,552,921	380,776,229
Jacobs Solutions Inc	1,556,629	199,419,741
Leidos Holdings Inc	1,671,702	217,271,109
Paychex Inc (b)	4,012,961	608,645,795
Paycom Software Inc	609,141	133,688,175
Verisk Analytics Inc	1,769,149	525,278,030
		4,149,731,005
Trading Companies & Distributors - 0.3%
Fastenal Co (b)	7,177,348	543,540,564
United Rentals Inc	822,138	528,075,680
WW Grainger Inc (b)	555,221	566,997,238
		1,638,613,482
TOTAL INDUSTRIALS		52,583,231,693

Information Technology - 30.0%
Communications Equipment - 0.9%
Arista Networks Inc (b)	12,941,885	1,204,242,399
Cisco Systems Inc	49,938,456	3,201,554,415
F5 Inc (b)(c)	727,826	212,838,157
Juniper Networks Inc	4,148,020	150,158,324
Motorola Solutions Inc	2,093,760	921,715,027
		5,690,508,322
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp Class A	15,104,410	1,005,953,706
CDW Corp/DE	1,669,586	297,520,225
Corning Inc	9,654,237	484,159,986
Jabil Inc	1,413,742	219,016,911
Keysight Technologies Inc (c)	2,174,218	346,852,998
Teledyne Technologies Inc (c)	583,848	300,693,397
Trimble Inc (c)	3,059,536	220,225,401
Zebra Technologies Corp Class A (b)(c)	646,216	203,590,350
		3,078,012,974
IT Services - 0.8%
Akamai Technologies Inc (c)	1,882,106	151,848,312
Cognizant Technology Solutions Corp Class A (b)	6,211,886	517,636,460
EPAM Systems Inc (c)	710,623	146,487,825
Gartner Inc (c)	966,367	481,560,003
GoDaddy Inc Class A (c)	1,758,875	315,718,063
IBM Corporation	11,584,328	2,924,347,761
VeriSign Inc (c)	1,035,423	246,306,423
		4,783,904,847
Semiconductors & Semiconductor Equipment - 10.5%
Advanced Micro Devices Inc (c)	20,331,187	2,030,272,334
Analog Devices Inc	6,220,267	1,431,034,626
Applied Materials Inc	10,328,469	1,632,621,095
Broadcom Inc	58,514,875	11,669,621,521
Enphase Energy Inc (b)(c)	1,692,675	97,041,057
First Solar Inc (b)(c)	1,341,265	182,653,468
Intel Corp	54,035,021	1,282,251,048
KLA Corp	1,675,801	1,187,874,781
Lam Research Corp	16,120,113	1,237,057,472
Microchip Technology Inc	6,727,880	396,003,017
Micron Technology Inc	13,890,784	1,300,594,106
Monolithic Power Systems Inc (b)	611,135	373,409,596
NVIDIA Corp	307,321,815	38,390,641,130
ON Semiconductor Corp (c)	5,334,558	250,990,954
QUALCOMM Inc	13,919,060	2,187,658,660
Skyworks Solutions Inc	2,000,986	133,385,727
Teradyne Inc	2,040,389	224,157,136
Texas Instruments Inc	11,428,625	2,239,896,214
		66,247,163,942
Software - 9.8%
Adobe Inc (c)	5,515,005	2,418,660,593
ANSYS Inc (c)	1,095,609	365,111,699
Autodesk Inc (c)	2,693,607	738,613,975
Cadence Design Systems Inc (c)	3,436,079	860,737,790
Crowdstrike Holdings Inc Class A (c)	2,915,573	1,136,082,175
Fair Isaac Corp (c)	305,042	575,415,977
Fortinet Inc (b)(c)	7,970,021	860,841,968
Gen Digital Inc (b)	6,793,656	185,670,618
Intuit Inc	3,511,613	2,155,568,524
Microsoft Corp	93,147,212	36,978,511,692
Oracle Corp (b)	20,135,861	3,343,761,078
Palantir Technologies Inc Class A (c)	25,680,913	2,180,823,132
Palo Alto Networks Inc (c)	8,199,867	1,561,500,673
PTC Inc (b)(c)	1,505,024	246,267,077
Roper Technologies Inc (b)	1,343,408	785,221,976
Salesforce Inc	11,977,157	3,567,396,212
Servicenow Inc (c)	2,580,852	2,399,572,956
Synopsys Inc (b)(c)	1,924,539	880,053,194
Tyler Technologies Inc (c)	536,203	326,241,991
Workday Inc Class A (c)	2,668,550	702,735,957
		62,268,789,257
Technology Hardware, Storage & Peripherals - 7.6%
Apple Inc	189,377,178	45,798,976,728
Dell Technologies Inc Class C (b)	3,848,276	395,448,842
Hewlett Packard Enterprise Co	16,270,248	322,313,613
HP Inc	12,073,845	372,719,595
NetApp Inc (b)	2,565,605	256,073,035
Seagate Technology Holdings PLC	2,650,134	270,075,156
Super Micro Computer Inc (b)(c)	6,309,128	261,576,447
Western Digital Corp (b)(c)	4,331,170	211,924,147
		47,889,107,563
TOTAL INFORMATION TECHNOLOGY		189,957,486,905

Materials - 2.0%
Chemicals - 1.4%
Air Products and Chemicals Inc (b)	2,785,252	880,557,420
Albemarle Corp	1,472,588	113,433,454
Celanese Corp (b)	1,369,507	69,762,686
CF Industries Holdings Inc	2,180,192	176,639,156
Corteva Inc	8,610,683	542,300,815
Dow Inc	8,771,030	334,263,953
DuPont de Nemours Inc	5,236,308	428,172,905
Eastman Chemical Co	1,452,203	142,098,064
Ecolab Inc	3,157,336	849,354,957
FMC Corp	1,563,995	57,711,415
International Flavors & Fragrances Inc	3,203,287	262,060,909
Linde PLC	5,965,501	2,786,187,242
LyondellBasell Industries NV Class A1	3,254,943	250,077,271
Mosaic Co/The	3,979,580	95,191,554
PPG Industries Inc	2,906,589	329,084,007
Sherwin-Williams Co/The	2,902,891	1,051,630,323
		8,368,526,131
Construction Materials - 0.1%
Martin Marietta Materials Inc	765,713	369,946,578
Vulcan Materials Co	1,654,518	409,178,847
		779,125,425
Containers & Packaging - 0.2%
Amcor PLC (b)	18,107,778	183,250,713
Avery Dennison Corp	1,006,604	189,211,354
Ball Corp	3,738,794	196,997,056
International Paper Co	6,574,323	370,463,101
Packaging Corp of America	1,117,141	238,051,576
Smurfit WestRock PLC (b)	6,190,885	322,359,382
		1,500,333,182
Metals & Mining - 0.3%
Freeport-McMoRan Inc	18,002,420	664,469,322
Newmont Corp	14,262,965	611,025,421
Nucor Corp	2,941,833	404,413,783
Steel Dynamics Inc (b)	1,773,871	239,596,755
		1,919,505,281
TOTAL MATERIALS		12,567,490,019

Real Estate - 2.2%
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc	1,948,648	199,268,744
Healthpeak Properties Inc	8,762,908	179,289,098
Ventas Inc	5,255,804	363,596,521
Welltower Inc	7,411,247	1,137,700,527
		1,879,854,890
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	8,757,729	141,262,169
Industrial REITs - 0.2%
Prologis Inc	11,603,498	1,437,905,472
Office REITs - 0.0%
BXP Inc	1,822,412	129,263,682
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (b)(c)	3,768,507	534,901,884
CoStar Group Inc (b)(c)	5,136,147	391,631,208
		926,533,092
Residential REITs - 0.3%
AvalonBay Communities Inc	1,779,659	402,523,273
Camden Property Trust	1,336,544	165,811,649
Equity Residential	4,277,440	317,257,725
Essex Property Trust Inc	805,163	250,864,636
Invitation Homes Inc	7,137,723	242,753,959
Mid-America Apartment Communities Inc	1,464,320	246,181,478
UDR Inc	3,761,828	169,959,389
		1,795,352,109
Retail REITs - 0.3%
Federal Realty Investment Trust	958,019	100,994,363
Kimco Realty Corp	8,445,163	186,638,102
Realty Income Corp	10,964,999	625,333,893
Regency Centers Corp	2,046,573	156,972,149
Simon Property Group Inc	3,842,385	715,029,425
		1,784,967,932
Specialized REITs - 1.0%
American Tower Corp	5,854,386	1,203,778,849
Crown Castle Inc	5,444,818	512,357,374
Digital Realty Trust Inc	3,906,486	610,661,892
Equinix Inc	1,208,841	1,093,541,745
Extra Space Storage Inc	2,655,822	405,172,204
Iron Mountain Inc	3,676,586	342,547,518
Public Storage Operating Co	1,974,454	599,483,723
SBA Communications Corp Class A	1,347,092	293,531,347
VICI Properties Inc (b)	13,207,114	429,099,134
Weyerhaeuser Co	9,102,916	273,997,772
		5,764,171,558
TOTAL REAL ESTATE		13,859,310,904

Utilities - 2.4%
Electric Utilities - 1.6%
Alliant Energy Corp	3,214,775	207,449,431
American Electric Power Co Inc	6,672,190	707,585,750
Constellation Energy Corp	3,918,473	981,753,818
Duke Energy Corp	9,677,967	1,137,064,343
Edison International	4,850,372	264,054,252
Entergy Corp	5,372,379	469,062,410
Evergy Inc	2,881,233	198,545,766
Eversource Energy	4,590,433	289,243,183
Exelon Corp	12,588,963	556,432,165
FirstEnergy Corp	6,426,094	249,139,664
NextEra Energy Inc	25,763,476	1,807,823,111
NRG Energy Inc (b)	2,537,830	268,274,009
PG&E Corp	27,389,693	447,547,584
Pinnacle West Capital Corp	1,424,481	131,821,471
PPL Corp	9,245,583	325,536,977
Southern Co/The	13,727,172	1,232,562,774
Xcel Energy Inc	7,194,336	518,711,626
		9,792,608,334
Gas Utilities - 0.0%
Atmos Energy Corp	1,944,823	295,865,923
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The (b)	8,908,031	103,244,079
Vistra Corp	4,262,489	569,724,280
		672,968,359
Multi-Utilities - 0.6%
Ameren Corp	3,344,184	339,635,327
CenterPoint Energy Inc	8,165,032	280,713,800
CMS Energy Corp	3,743,305	273,448,430
Consolidated Edison Inc (b)	4,339,991	440,595,886
Dominion Energy Inc	10,523,988	595,868,201
DTE Energy Co	2,594,648	346,904,438
NiSource Inc	5,848,007	238,657,165
Public Service Enterprise Group Inc	6,241,968	506,535,703
Sempra	7,935,484	567,942,590
WEC Energy Group Inc (b)	3,963,414	422,856,640
		4,013,158,180
Water Utilities - 0.1%
American Water Works Co Inc	2,441,710	331,999,309
TOTAL UTILITIES		15,106,600,105

TOTAL UNITED STATES		627,819,323,964
TOTAL COMMON STOCKS (Cost $312,480,533,898)		632,003,076,417

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (e) (Cost $32,966,605)	4.25	33,313,000	32,974,671

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.35	432	432
Fidelity Securities Lending Cash Central Fund (f)(g)	4.35	1,077,611,992	1,077,719,754
TOTAL MONEY MARKET FUNDS (Cost $1,077,713,127)			1,077,720,186

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $313,591,213,630)	633,113,771,274
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(516,554,944)
NET ASSETS - 100.0%	632,597,216,330

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,981	Mar 2025	590,659,913	8,593,818	8,593,818

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $32,974,671.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,542,482,413	14,073,922,205	15,616,419,411	25,665,772	15,225	-	432	432	0.0%
Fidelity Securities Lending Cash Central Fund	1,275,095,474	12,122,007,574	12,319,383,294	1,983,726	-	-	1,077,719,754	1,077,611,992	4.3%
Total	2,817,577,887	26,195,929,779	27,935,802,705	27,649,498	15,225	-	1,077,720,186	1,077,612,424

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	59,723,782,258	59,723,782,258	-	-
Consumer Discretionary	66,388,523,948	66,388,523,948	-	-
Consumer Staples	37,173,701,773	37,173,701,773	-	-
Energy	20,844,904,125	20,844,904,125	-	-
Financials	91,765,984,433	91,765,984,433	-	-
Health Care	68,040,062,041	68,040,062,041	-	-
Industrials	52,583,231,693	52,583,231,693	-	-
Information Technology	193,949,485,118	193,949,485,118	-	-
Materials	12,567,490,019	12,567,490,019	-	-
Real Estate	13,859,310,904	13,859,310,904	-	-
Utilities	15,106,600,105	15,106,600,105	-	-

U.S. Treasury Obligations	32,974,671	-	32,974,671	-

Money Market Funds	1,077,720,186	1,077,720,186	-	-
Total Investments in Securities:	633,113,771,274	633,080,796,603	32,974,671	-
Derivative Instruments:

Assets
Futures Contracts	8,593,818	8,593,818	-	-
Total Assets	8,593,818	8,593,818	-	-
Total Derivative Instruments:	8,593,818	8,593,818	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	8,593,818	0
Total Equity Risk	8,593,818	0
Total Value of Derivatives	8,593,818	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value (including securities loaned of $1,049,624,894) - See accompanying schedule:
Unaffiliated issuers (cost $312,513,500,503)	$632,036,051,088
Fidelity Central Funds (cost $1,077,713,127)	1,077,720,186

Total Investment in Securities (cost $313,591,213,630)		$633,113,771,274
Segregated cash with brokers for derivative instruments		207,991
Cash		153,747
Receivable for fund shares sold		887,740,000
Dividends receivable		656,999,590
Distributions receivable from Fidelity Central Funds		1,496,541
Receivable for daily variation margin on futures contracts		8,712,878
Other receivables		6,450,545
Total assets		634,675,532,566
Liabilities
Payable for investments purchased	$210,640,808
Payable for fund shares redeemed	758,416,351
Distributions payable	135
Accrued management fee	8,004,747
Notes payable to affiliates	18,197,000
Other payables and accrued expenses	5,542,166
Collateral on securities loaned	1,077,515,029
Total liabilities		2,078,316,236
Net Assets		$632,597,216,330
Net Assets consist of:
Paid in capital		$318,701,614,021
Total accumulated earnings (loss)		313,895,602,309
Net Assets		$632,597,216,330
Net Asset Value, offering price and redemption price per share ($632,597,216,330 ÷ 3,054,106,063 shares)		$207.13
Statement of Operations
Year ended February 28, 2025
Investment Income
Dividends		$7,651,001,670
Interest		2,882,780
Income from Fidelity Central Funds (including $1,983,726 from security lending)		27,649,498
Total income		7,681,533,948
Expenses
Management fee	$84,905,975
Independent trustees' fees and expenses	2,327,386
Total expenses before reductions	87,233,361
Expense reductions	(437,603)
Total expenses after reductions		86,795,758
Net Investment income (loss)		7,594,738,190
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,103,884,425)
Redemptions in-kind	24,457,898,601
Fidelity Central Funds	15,225
Futures contracts	248,162,229
Total net realized gain (loss)		23,602,191,630
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	65,043,294,716
Futures contracts	(119,964,556)
Total change in net unrealized appreciation (depreciation)		64,923,330,160
Net gain (loss)		88,525,521,790
Net increase (decrease) in net assets resulting from operations		$96,120,259,980
Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,594,738,190	$6,859,278,678
Net realized gain (loss)	23,602,191,630	1,136,335,786
Change in net unrealized appreciation (depreciation)	64,923,330,160	107,943,571,804
Net increase (decrease) in net assets resulting from operations	96,120,259,980	115,939,186,268
Distributions to shareholders	(7,559,682,894)	(6,611,696,139)

Share transactions
Proceeds from sales of shares	145,399,012,893	104,461,740,323
Reinvestment of distributions	7,047,960,301	6,165,006,230
Cost of shares redeemed	(123,852,845,433)	(69,556,496,241)

Net increase (decrease) in net assets resulting from share transactions	28,594,127,761	41,070,250,312
Total increase (decrease) in net assets	117,154,704,847	150,397,740,441

Net Assets
Beginning of period	515,442,511,483	365,044,771,042
End of period	$632,597,216,330	$515,442,511,483

Other Information
Shares
Sold	742,488,729	672,411,339
Issued in reinvestment of distributions	36,066,186	40,426,001
Redeemed	(632,465,198)	(449,490,075)
Net increase (decrease)	146,089,717	263,347,265

Financial Highlights
Fidelity® 500 Index Fund

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$177.25	$138.03	$152.07	$132.41	$102.76
Income from Investment Operations
Net investment income (loss) B,C	2.55	2.48	2.30	2.08	1.95
Net realized and unrealized gain (loss)	29.87	39.14	(14.08)	19.60	29.78
Total from investment operations	32.42	41.62	(11.78)	21.68	31.73
Distributions from net investment income	(2.54)	(2.40)	(2.26)	(2.02)	(2.08)
Total distributions	(2.54)	(2.40)	(2.26)	(2.02)	(2.08)
Net asset value, end of period	$207.13	$177.25	$138.03	$152.07	$132.41
Total Return D	18.39%	30.45%	(7.71)%	16.37%	31.29%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.02%	.02%	.02%	.02%	.02%
Expenses net of fee waivers, if any	.02%	.02%	.02%	.02%	.02%
Expenses net of all reductions	.01%	.01%	.02%	.02%	.02%
Net investment income (loss)	1.31%	1.61%	1.65%	1.36%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$632,597,216	$515,442,511	$365,044,771	$381,008,655	$292,312,309
Portfolio turnover rate G,H	3%	2%	3%	2%	7%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GPortfolio turnover rate excludes securities received or delivered in-kind.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended February 28, 2025

1. Organization.
Fidelity 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity 500 Index Fund	$5,542,113

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gain dividends, futures contracts, redemptions in-kind, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$332,559,653,337
Gross unrealized depreciation	(16,298,692,048)
Net unrealized appreciation (depreciation)	$316,260,961,289
Tax Cost	$316,852,809,985

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,184,759,176
Capital loss carryforward	$(3,549,775,151)
Net unrealized appreciation (depreciation) on securities and other investments	$316,260,961,289

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(821,651,000)
Long-term	(2,728,124,151)
Total capital loss carryforward	$(3,549,775,151)

The tax character of distributions paid was as follows:

	February 28, 2025	February 29, 2024
Ordinary Income	$7,559,682,894	$6,611,696,139

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity 500 Index Fund	76,441,029,213	16,656,533,632

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity 500 Index Fund	152,165,257	24,457,898,601	30,025,774,550

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity 500 Index Fund	17,065,532	2,236,023,457	2,789,829,030
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .015% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .015% of average net assets. This expense contract will remain in place through April 30, 2026.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Any open loans, including accrued interest, at period end are presented as Notes payable to affiliates in the Statement of Assets and Liabilities. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity 500 Index Fund	Borrower	75,746,167	5.48%	207,522

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity 500 Index Fund	64	-	-
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity 500 Index Fund	216,457	30	24,036

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity 500 Index Fund	1,095,271
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $437,603.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity 500 Index Fund

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity 500 Index Fund (one of the funds constituting Fidelity Concord Street Trust, referred to hereafter as the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 10, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 0.10% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $14,235,616 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 97%, 89%, 89%, and 89% of the dividends distributed in April, July, October, and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 98.43%, 94.48%, 94.48%, and 94.48% of the dividends distributed in April, July, October, and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 1.58%, 5.52%, 5.52%, and 5.52% of the dividends distributed in April, July, October, and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	399,712,835,196.11	95.27
Withheld	19,861,567,939.07	4.73
TOTAL	419,574,403,135.19	100.00
Robert A. Lawrence
Affirmative	398,303,145,670.78	94.93
Withheld	21,271,257,464.41	5.07
TOTAL	419,574,403,135.19	100.00
Vijay C. Advani
Affirmative	398,848,644,763.97	95.06
Withheld	20,725,758,371.21	4.94
TOTAL	419,574,403,135.19	100.00
Thomas P. Bostick
Affirmative	399,084,917,382.24	95.12
Withheld	20,489,485,752.95	4.88
TOTAL	419,574,403,135.19	100.00
Donald F. Donahue
Affirmative	398,136,894,294.44	94.89
Withheld	21,437,508,840.75	5.11
TOTAL	419,574,403,135.19	100.00
Vicki L. Fuller
Affirmative	399,535,778,208.65	95.22
Withheld	20,038,624,926.54	4.78
TOTAL	419,574,403,135.19	100.00
Patricia L. Kampling
Affirmative	399,319,643,676.69	95.17
Withheld	20,254,759,458.50	4.83
TOTAL	419,574,403,135.19	100.00
Thomas A. Kennedy
Affirmative	398,612,509,964.82	95.00
Withheld	20,961,893,170.36	5.00
TOTAL	419,574,403,135.19	100.00
Oscar Munoz
Affirmative	397,517,256,424.15	94.74
Withheld	22,057,146,711.03	5.26
TOTAL	419,574,403,135.19	100.00
Karen B. Peetz
Affirmative	398,905,166,808.58	95.07
Withheld	20,669,236,326.60	4.93
TOTAL	419,574,403,135.19	100.00
David M. Thomas
Affirmative	398,279,523,899.44	94.92
Withheld	21,294,879,235.74	5.08
TOTAL	419,574,403,135.19	100.00
Susan Tomasky
Affirmative	398,393,822,853.60	94.95
Withheld	21,180,580,281.58	5.05
TOTAL	419,574,403,135.19	100.00
Michael E. Wiley
Affirmative	398,304,955,259.60	94.93
Withheld	21,269,447,875.58	5.07
TOTAL	419,574,403,135.19	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.925889.113
U5I-U5A-ANN-0425

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	April 22, 2025